UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Helge Lee, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

Bridge Builder TM MUTUAL FUNDS
Semiannual Report
December 31,2016 (Unaudited)
BridgeBuilderCoreBond Fund
BridgeBuilderCore Plus Bond Fund
BridgeBuilderMunicipalBond Fund
BridgeBuilder LargeCap Growth Fund
BridgeBuilder LargeCap Value Fund
BridgeBuilder Small/Mid Cap Growth Fund
BridgeBuilder Small/Mid Cap Value Fund
BridgeBuilder International Equity Fund

Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds semiannual report for the six-month period ended December 31, 2016. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Bridge Builder Mutual Funds.

The Bridge Builder Mutual Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Bridge Builder Fund uses a multi-manager structure, where several leading asset management firms are selected to sub-advise a portion of the fund’s assets. Each sub-adviser within the mutual fund brings a unique perspective and investment approach. The mutual funds are managed according to the key tenets of our investment philosophy: diversification, quality and a long-term approach.

Olive Street Investment Advisers, LLC (“Olive Street”), an affiliate of Edward Jones, and the adviser to each of the Bridge Builder Funds, strives to combine complementary investment styles, performance patterns and portfolio characteristics and to invest in high-quality strategies that have generally demonstrated a track record of success. We select managers we expect to use over the long term.

At the August 2016 meeting of the Board of Trustees (the “Board”), Olive Street recommended and the Board approved, the addition of two new sub-advisers to the Bridge Builder Mutual Fund lineup. LSV Asset Management and Pzena Investment Management, LLC were added as sub-advisers to the Bridge Builder Small/Mid Cap Value Fund and International Equity Fund, respectively.

For additional information about the funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William H. Broderick, III	Chairman, Bridge Builder Trust

Ryan T. Robson	President, Bridge Builder Trust Principal, Edward Jones Investment Advisory

Semiannual Report • December 31, 2016	1

Bridge Builder Core Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities, U.S. corporate issuers, asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Robert W. Baird & Co., Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

Fund Performance as of December 31, 2016

	1 Year	3 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	3.30%	3.34%	2.84%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	3.03%	2.53%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.37%(1) and 0.17%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	33.1%
Corporate Bonds	29.8%
Government Related	20.3%
Asset-Backed Obligations	9.4%
Short-Term Investments	7.4%
Preferred Stocks	0.0%*

*	Amount less than 0.05%.

2	Semiannual Report • December 31, 2016

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities, U.S. corporate issuers, asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Janus Capital Management, LLC applies a bottom-up fundamental approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and is consistent with Janus’ and the Fund’s investment policies.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

Fund Performance as of December 31, 2016

	1 Year	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	3.40%	2.43%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.48%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.44%(1) and 0.24%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Corporate Bonds	33.7%
Mortgage-Backed Obligations	25.6%
Government Related	22.5%
Short-Term Investments	8.5%
Asset-Backed Obligations	7.8%
Bank Loans	1.7%
Preferred Stocks	0.2%

Semiannual Report • December 31, 2016	3

Bridge Builder Municipal Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Investment Strategy

The Fund invests under normal conditions, at least 80% of its net assets in municipal securities of any maturity or duration whose interest is exempt from federal income tax. Municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for investors subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

FIAM LLC allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FIAM analyzes issuer credit quality, security-specific features, current and potential future valuation, and trading opportunities.	T. Rowe Price Associates Inc.’s investment approach emphasizes in-depth fundamental research, diversification, and strict risk management practices in the pursuit of the Fund’s investment objective. Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various municipal securities.	Wells Capital Management, Inc. starts its investment process with a top-down, macroeconomic outlook. WellsCap’s security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.

Fund Performance as of December 31, 2016

	1 Year	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	0.03%	1.50%
Bloomberg Barclays Municipal 1-15 Year Index	0.01%	1.51%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.44%(1) and 0.26%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Obligation	24.9%
General Revenue	21.0%
Education	13.8%
Healthcare	13.7%
Transportation	11.6%
Utilities	9.0%
Short-Term Investments	2.9%
Housing	3.1%

Breakdown by State	(% of Long-Term Investments)
Texas	10.7%
New York	10.0%
Illinois	9.2%
Pennsylvania	7.2%
Florida	6.4%
California	4.9%
Connecticut	4.4%
Michigan	3.6%
New Jersey	3.6%
Virginia	3.2%
Other	36.8%

4	Semiannual Report • December 31, 2016

Bridge Builder Large Cap Growth Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large-capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	William Blair Investment Management, LLC invests primarily in a diversified portfolio of equity securities of domestic growth companies of all sizes that are expected to exhibit quality growth characteristics. William Blair performs fundamental company analysis and focuses on stock selection.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Growth Index.

Fund Performance as of December 31, 2016

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	3.24%	2.24%
Russell 1000® Growth Index	7.08%	3.82%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.50%(1) and 0.32%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	33.9%
Consumer Discretionary	17.0%
Healthcare	14.5%
Consumer Staples	9.0%
Industrials	8.3%
Financials	6.0%
Energy	3.7%
Short-Term Investments	3.6%
Materials	1.6%
Real Estate	1.3%
Telecommunication Services	1.1%
Utilities	0.0%*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Apple, Inc.	3.9%
Alphabet, Inc. - Class A	3.7%
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.0%
Facebook, Inc.	2.5%
Lowes Companies, Inc.	2.0%
Visa, Inc.	2.0%
Schlumberger Ltd	1.9%
Red Hat, Inc.	1.7%
Starbucks Corp.	1.7%

Semiannual Report • December 31, 2016	5

Bridge Builder Large Cap Value Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market, and dividend yields above the market (as measured by the S&P 500 Index).	Wellington Management Company LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Value Index.

Fund Performance as of December 31, 2016

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	15.66%	5.82%
Russell 1000® Value Index	17.34%	7.02%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.50%(1) and 0.35%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	20.5%
Healthcare	12.5%
Industrials	11.5%
Information Technology	11.1%
Consumer Discretionary	10.2%
Energy	10.2%
Consumer Staples	8.4%
Materials	7.5%
Short-Term Investments	4.9%
Real Estate	1.8%
Telecommunication Services	0.8%
Utilities	0.6%

Top Ten Equity Holdings	(% of Net Assets)
Citigroup, Inc.	1.9%
Berkshire Hathaway, Inc.	1.7%
Medtronic Plc	1.7%
Hess Corp.	1.6%
Chubb Ltd.	1.5%
Microsoft Corp.	1.5%
Wells Fargo & Co.	1.3%
Cardinal Health, Inc.	1.3%
PNC Financial Services Group, Inc.	1.3%
Devon Energy Corp.	1.3%

6	Semiannual Report • December 31, 2016

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	ClearBridge Investments, LLC invests primarily in mid-capitalization companies. The team normally invests in stocks selected for their long-term growth potential. The portfolio managers conduct bottom-up, fundamental research and look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small capitalization companies.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.

Fund Performance as of December 31, 2016

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	11.47%	2.92%
Russell 2500® Growth Index	9.73%	0.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.72%(1) and 0.48%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	21.3%
Healthcare	17.0%
Industrials	16.2%
Consumer Discretionary	13.8%
Financials	11.3%
Consumer Staples	6.5%
Short-Term Investments	4.1%
Materials	3.6%
Energy	2.9%
Real Estate	2.2%
Telecommunication Services	0.9%
Utilities	0.2%

Top Ten Equity Holdings	(% of Net Assets)
Rockwell Automation, Inc.	1.4%
Advance Auto Parts, Inc.	1.4%
IDEX Corp.	1.1%
Dentsply Sirona, Inc.	1.1%
Allied World Assurance Co. Holdings	1.0%
Core Laboratories	1.0%
Fortinet, Inc.	1.0%
Ross Stores, Inc.	0.9%
Aspen Technology, Inc.	0.9%
Palo Alto Networks, Inc.	0.9%

Semiannual Report • December 31, 2016	7

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Vaughan Nelson Investment Management, L.P. uses a bottom-up value-oriented investment process. Vaughan Nelson seeks companies that typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value, and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partner’s strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small-capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	Advisory Research, Inc. uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that Advisory Research believes are profitable, undervalued on a price-to-book basis and exhibit low levels of leverage.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small capitalization companies.

LSV Asset Management

primarily invests in medium capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.

Fund Performance as of December 31, 2016

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	17.01%	5.46%
Russell 2500® Value Index	25.20%	8.63%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.81%(1) and 0.62%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

8	Semiannual Report • December 31, 2016

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	22.9%
Industrials	15.2%
Information Technology	13.8%
Consumer Discretionary	10.3%
Real Estate	7.3%
Healthcare	7.3%
Energy	7.0%
Materials	6.8%
Utilities	4.1%
Short-Term Investments	3.2%
Consumer Staples	1.8%
Telecommunication Services	0.3%

Top Ten Equity Holdings	(% of Net Assets)
Reinsurance Group of America, Inc.	1.0%
Fidelity National Information Services, Inc.	0.9%
Discover Financial Services	0.8%
Brunswick Corp.	0.8%
Newell Brands, Inc.	0.7%
Fifth Third Bancorp	0.7%
Investors Bancorp, Inc.	0.7%
Unum Group	0.6%
SunTrust Banks, Inc.	0.6%
Crown Holdings, Inc.	0.6%

Semiannual Report • December 31, 2016	9

Bridge Builder International Equity Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund will primarily invest in non-U.S. dollar denominated securities of large capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.

BlackRock Investment Management, LLC’s BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Edinburgh Partners Limited employs a disciplined, value-oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect their long-term earnings potential.	Manning & Napier Advisors, LLC uses a bottom up strategy focusing on individual security selection to choose stocks from companies outside the U.S. Manning & Napier uses fundamental analysis to look for companies trading at attractive valuations for strong strategic profiles, companies with competitive strength in rebounding industries, and businesses going through restructuring.

Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.

Mondrian Investment Partners Limited employs an active, value-oriented approach to managing international equities, and invests in securities where rigorous dividend discount analysis identifies value in terms of the long-term flow of income. The philosophy is built upon the assumption that dividend yield and future real growth are critical in determining a company’s total expected return and that the dividend component will be a meaningful portion of the expected return over time.	WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

Fund Performance as of December 31, 2016

	1 Year	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	2.69%	-1.69%
MSCI EAFE Index	1.00%	-2.64%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.70%(1) and 0.47%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

10	Semiannual Report • December 31, 2016

Bridge Builder International Equity Fund

Fund Characteristics and Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	16.4%
Consumer Discretionary	16.2%
Consumer Staples	12.3%
Information Technology	11.9%
Industrials	11.3%
Healthcare	11.1%
Energy	6.5%
Short-Term Investments	5.0%
Telecommunication Services	3.9%
Materials	3.1%
Utilities	1.7%
Real Estate	0.6%

Top Ten Equity Holdings	(% of Net Assets)
Nestle SA	1.7%
BP Plc	1.4%
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	1.4%
Novartis AG	1.4%
Roche Holding AG-Genusschein	1.3%
Sanofi SA	1.3%
Tesco Plc	1.2%
Telefonica SA	0.9%
Japan Tobacco, Inc.	0.9%
Sumitomo Mitsui Financial Group, Inc.	0.9%

ADR American Depository Receipt

Country Breakdown	(% of Long-Term Investments)
Japan	19.0%
United Kingdom	15.3%
Switzerland	10.0%
Germany	6.8%
France	7.3%
China	3.5%
Netherlands	4.3%
Spain	3.2%
Australia	2.7%
Hong Kong	2.8%
Other	25.1%

Semiannual Report • December 31, 2016	11

Bridge Builder Mutual Funds

Fund Characteristics and Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s latest Prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street Investment Advisers, LLC has contractually agreed, until at least October 28, 2017, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to reimbursement by the Fund.
(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate, liquidity and reinvestment risk. Investments in asset-backed, mortgage-related and mortgage- backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in small and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager funds may lead to overlapping securities transactions resulting in higher transaction expenses compared to a single manager fund. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg Barclays U.S. Aggregate Bond Index measures the broad market for U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Barclays Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow (FCF) represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index (EAFE) is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

12	Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

Fund Characteristics and Performance (Unaudited) (Continued)

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Semiannual Report • December 31, 2016	13

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) annual Edward Jones Advisory Solutions® program and administrative fees which are charged outside of the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher.

		Beginning account value	Ending account value	Annual Expense Ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund
	Actual	$1,000.00	$977.50	0.15%	$0.75
	Hypothetical	1,000.00	1,024.45		0.77
Bridge Builder Core Plus Bond Fund
	Actual	1,000.00	982.60	0.17	0.85
	Hypothetical	1,000.00	1,024.35		0.87
Bridge Builder Municipal Bond Fund
	Actual	1,000.00	966.70	0.21	1.04
	Hypothetical	1,000.00	1,024.15		1.07
Bridge Builder Large Cap Growth Fund
	Actual	1,000.00	1,043.90	0.29	1.49
	Hypothetical	1,000.00	1,023.74		1.48
Bridge Builder Large Cap Value Fund
	Actual	1,000.00	1,092.20	0.31	1.63
	Hypothetical	1,000.00	1,023.64		1.58
Bridge Builder Small/Mid Cap Growth Fund
	Actual	1,000.00	1,088.10	0.45	2.37
	Hypothetical	1,000.00	1,022.94		2.29
Bridge Builder Small/Mid Cap Value Fund
	Actual	1,000.00	1,143.00	0.47	2.54
	Hypothetical	1,000.00	1,022.84		2.40
Bridge Builder International Equity Fund
	Actual	1,000.00	1,026.90	0.42	2.15
	Hypothetical	1,000.00	1,023.09		2.14

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund.

14	Semiannual Report • December 31, 2016

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Semiannual Report • December 31, 2016	15

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value	Percentage of Net Assets
BONDS & NOTES
Asset-Backed Obligations
Chase Issuance Trust, 1.16%, Apr. 2019	$19,100,000	$19,098,420	0.18%
Chase Issuance Trust, 1.25%, Jun. 2023	19,794,000	19,854,360	0.19
Springleaf Funding Trust 2015-A, 3.16%, Nov. 2024 (1)	18,692,000	18,836,906	0.18
Other Securities (1)(7)(8)	1,004,421,847	983,225,909	9.27

Total Asset-Backed Obligations		1,041,015,595	9.82

Corporate Bonds
Basic Materials
Various Securities (1)	141,539,000	145,345,975	1.37

Total Basic Materials		145,345,975	1.37

Communications
Various Securities (1)(8)	269,716,000	280,299,256	2.64

Total Communications		280,299,256	2.64

Consumer, Cyclical
Various Securities (1)(8)	186,219,935	191,736,511	1.81

Total Consumer, Cyclical		191,736,511	1.81

Consumer, Non-cyclical
Various Securities (1)	455,273,511	462,416,753	4.36

Total Consumer, Non-cyclical		462,416,753	4.36

Diversified
Various Securities (1)	7,237,000	7,889,922	0.08

Total Diversified		7,889,922	0.08

Energy
Various Securities (1)	351,904,375	363,374,939	3.43

Total Energy		363,374,939	3.43

Financials
Goldman Sachs Group, Inc., 5.75%, Jan. 2022	17,947,000	20,157,173	0.19
Other Securities (1)	1,282,051,000	1,318,003,370	12.43

Total Financials		1,338,160,543	12.62

Industrials
Various Securities (1)(8)	127,427,098	130,448,138	1.23

Total Industrials		130,448,138	1.23

Real Estate
Various Securities	9,044,000	9,170,022	0.09

Total Real Estate		9,170,022	0.09

Technology
Various Securities (1)	126,272,000	128,166,251	1.21

Total Technology		128,166,251	1.21

Utilities
Various Securities (1)	248,434,503	256,958,411	2.42

Total Utilities		256,958,411	2.42

Total Corporate Bonds		3,313,966,721	31.26

Government Related
Other Government Related
Residual Funding Co. Principal Strip, 0.00%, Jul. 2020	25,916,000	24,255,277	0.23
Other Securities (1)	306,159,000	316,667,676	2.99

Total Other Government Related		340,922,953	3.22

U.S. Treasury
U.S. Treasury Note/Bond, 1.00%, Nov. 2018	32,780,000	32,668,253	0.30
U.S. Treasury Note/Bond, 1.13%, Sep. 2021	62,266,000	60,001,074	0.56

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report • December 31, 2016

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Principal Amount	Value	Percentage of Net Assets
U.S. Treasury – (continued)
U.S. Treasury Note/Bond, 1.25%, Oct. 2021	$36,708,000	$35,559,884	0.34%
U.S. Treasury Note/Bond, 1.38%, Apr. 2021	58,075,000	56,919,366	0.54
U.S. Treasury Note/Bond, 1.38%, May 2021	19,008,000	18,613,128	0.18
U.S. Treasury Note/Bond, 1.63%, May 2026	31,395,000	29,229,844	0.28
U.S. Treasury Note/Bond, 1.75%, Nov. 2021	33,037,000	32,757,705	0.31
U.S. Treasury Note/Bond, 1.75%, Mar. 2022	43,475,000	42,850,829	0.40
U.S. Treasury Note/Bond, 2.00%, Dec. 2021	19,000,000	19,050,483	0.18
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	38,394,000	36,880,892	0.35
U.S. Treasury Note/Bond, 2.13%, Sep. 2021	67,865,000	68,400,998	0.65
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	68,700,000	67,720,475	0.64
U.S. Treasury Note/Bond, 2.50%, May 2024	72,150,000	73,136,723	0.69
U.S. Treasury Note/Bond, 2.88%, May 2043	71,700,000	69,106,181	0.65
U.S. Treasury Note/Bond, 2.88%, Aug. 2045	21,053,000	20,212,017	0.19
U.S. Treasury Note/Bond, 3.00%, May 2045	52,943,000	52,107,507	0.49
U.S. Treasury Note/Bond, 3.50%, Feb. 2039	98,799,100	107,845,738	1.02
U.S. Treasury Note/Bond, 4.75%, Feb. 2037	28,202,000	36,641,900	0.35
U.S. Treasury Note/Bond, 5.25%, Nov. 2028	19,540,500	24,835,350	0.23
U.S. Treasury Strip Coupon, 0.00%, May 2019	20,278,000	19,642,122	0.19
U.S. Treasury Strip Coupon, 0.00%, Aug. 2019	22,357,000	21,528,852	0.20
U.S. Treasury Strip Coupon, 0.00%, May 2020	39,615,000	37,462,757	0.35
U.S. Treasury Strip Coupon, 0.00%, Aug. 2020	25,243,000	23,716,934	0.22
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022	33,917,000	30,456,618	0.29
U.S. Treasury Strip Coupon, 0.00%, Feb. 2023	61,562,000	53,623,088	0.51
U.S. Treasury Strip Coupon, 0.00%, May 2023	33,770,000	29,176,875	0.28
U.S. Treasury Note/Bond, 0.75%–8.75%, Jan. 2017–Nov. 2046 (4)	396,355,000	413,262,708	3.89
U.S. Treasury Strip Coupon, 0.00%, Aug. 2017–Aug. 2041	494,282,000	375,897,724	3.54
Other Securities (2)	28,732,411	16,436,431	0.16

Total U.S. Treasury		1,905,742,456	17.98

Total Government Related		2,246,665,409	21.20

Mortgage-Backed Obligations
Fannie Mae, 2.50%, Jan. 2028 (3)	37,615,000	37,656,376	0.36
Fannie Mae, 3.00%, Jan. 2026 (3)	23,115,000	23,711,367	0.22
Fannie Mae, 3.00%, Jan. 2043 (3)	85,455,000	84,831,178	0.80
Fannie Mae, 3.09%, Apr. 2027	23,211,000	23,221,371	0.22
Fannie Mae, 3.50%, Jan. 2041 (3)	44,245,000	45,320,153	0.43
Fannie Mae, 3.50%, Apr. 2045	18,161,114	18,618,560	0.18
Fannie Mae, 3.50%, Jan. 2046	19,120,708	19,609,950	0.18
Fannie Mae, 4.00%, Jan. 2041 (3)	61,845,000	64,986,726	0.61
Fannie Mae, 4.50%, Jan. 2041 (3)	19,415,000	20,875,008	0.20
Freddie Mac, 2.81%, Jan. 2025	29,255,000	29,288,123	0.28
Freddie Mac, 3.00%, Jan. 2043 (3)	33,215,000	32,959,244	0.31
Freddie Mac, 3.50%, May 2044	22,115,846	22,754,643	0.21
Ginnie Mae, 3.00%, Jan. 2043 (3)	49,500,000	50,084,100	0.47
Ginnie Mae, 3.50%, Jan. 2043 (3)	69,790,000	72,497,852	0.68
Ginnie Mae, 3.50%, Apr. 2045	23,099,629	24,021,079	0.23
Ginnie Mae, 4.00%, Jan. 2042 (3)	31,325,000	33,248,355	0.31
Morgan Stanley Capital I Trust 2016–UB11, 2.53%, Aug. 2049	20,000,000	18,885,818	0.18
Mortgage Repurchase Agreement Financing Trust Series 2016–4, 1.73%, May 2019 (1)	23,130,000	23,079,739	0.22
Wells Fargo Commercial Mortgage Trust, 2.64%, Nov. 2049	20,000,000	18,929,222	0.18
Fannie Mae, 0.88%–10.56%, Mar. 2017–Nov. 2048 (3)	1,066,801,570	1,102,913,069	10.40
Fannie Mae, 1.03%–4.33%, Aug. 2019–Sep. 2026	84,712,813	85,577,167	0.81
Freddie Mac, 2.50%–10.00%, Apr. 2017–Oct. 2046 (3)	425,468,196	441,381,021	4.16
Freddie Mac, 0.88%–5.09%, Jan. 2019–Jan. 2031	316,818,895	139,936,508	1.32
Ginnie Mae, 3.00%–8.50%, Mar. 2025–May 2063	106,271,928	111,682,808	1.05
Ginnie Mae, 0.00%–25.84%, Nov. 2020–Dec. 2066	208,362,982	191,710,259	1.81
Other Securities (1)(7)(8)	1,205,166,465	932,121,955	8.80

Total Mortgage-Backed Obligations		3,669,901,651	34.62

Total Bonds & Notes (Cost: $10,239,768,441)		10,271,549,376	96.90

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	17

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets

PREFERRED STOCKS
Financials
Various Securities	95,000	$2,376,900	0.02%

Total Preferred Stocks (Cost: $2,375,000)		2,376,900	0.02

SHORT-TERM INVESTMENTS
Money Market Funds
Fidelity Institutional Money Market Government Funds – Class I, 0.39% (5)(6)	410,057,321	410,057,321	3.87
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 0.37% (5)(6)	409,095,758	409,095,758	3.86

Total Money Market Funds		819,153,079	7.73

	Principal Amount	Value	Percentage of Net Assets
U.S. Treasury Bills
U.S. Treasury Bill, 0.00%, May 2017 (4)	$1,500,000	$1,496,406	0.01%

Total U.S. Treasury Bills		1,496,406	0.01

Total Short-Term Investments (Cost: $820,649,914)		820,649,485	7.74

TOTAL INVESTMENTS IN SECURITIES (Cost: $11,062,793,355)		11,094,575,761	104.66

LIABILITIES IN EXCESS OF OTHER ASSETS		(493,537,187)	(4.66)

TOTAL NET ASSETS		$10,601,038,574	100.00%

(1)	Security is restricted or includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $1,499,167,903, which represents 14.14% of total net assets. See Note 3(d) in the Notes to Financial Statements.

(2)	Inflation protected security or includes inflation protected securities. The value of these securities total $7,058,774, which represents 0.07% of total net assets.

(3)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $507,216,824, which represents 4.78% of total net assets. See Note 3(a) in the Notes to Financial Statements.

(4)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $3,958,662, which represent 0.04% of total net assets.

(5)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Financial Statements.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $34,810,045, which represents 0.33% of total net assets.

(8)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $93,405,642, which represents 0.88% of total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(1,073)	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2017	$(133,397,111)	$(133,353,781)	$43,330
578	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2017	125,085,236	125,245,375	160,139
4,015	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2017	473,178,175	472,421,213	(756,962)
204	U.S. Long Bond Future	J.P. Morgan	Mar. 2017	30,914,290	30,733,875	(180,415)
(35)	U.S. Ultra Bond Future	J.P. Morgan	Mar. 2017	(5,491,884)	(5,608,750)	(116,866)

						$(850,774)

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report • December 31, 2016

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value	Percentage of Net Assets

BONDS & NOTES
Asset-Backed Obligations
Various Securities (1)	$439,217,956	$432,082,024	8.20%

Total Asset-Backed Obligations		432,082,024	8.20

Corporate Bonds
Basic Materials
Various Securities (1)	46,650,000	47,033,543	0.89

Total Basic Materials		47,033,543	0.89

Communications
Various Securities (1)	177,070,000	178,357,423	3.38

Total Communications		178,357,423	3.38

Consumer, Cyclical
Various Securities (1)(8)	173,029,259	175,893,813	3.34

Total Consumer, Cyclical		175,893,813	3.34

Consumer, Non-cyclical
Various Securities (1)	325,702,000	322,501,621	6.12

Total Consumer, Non-cyclical		322,501,621	6.12

Diversified
Various Securities	2,460,000	2,443,450	0.05

Total Diversified		2,443,450	0.05

Energy
Various Securities (1)	163,931,000	166,834,123	3.17

Total Energy		166,834,123	3.17

Financials
Morgan Stanley, 2.45%-7.30%, Jan. 2017-Apr. 2027	50,675,000	52,134,517	0.99
Other Securities (1)	569,204,000	575,706,881	10.92

Total Financials		627,841,398	11.91

Industrials
Various Securities (1)	104,082,000	105,008,404	1.99

Total Industrials		105,008,404	1.99

Real Estate
Various Securities (1)	41,580,000	41,692,964	0.79

Total Real Estate		41,692,964	0.79

Technology
Various Securities (1)	92,689,000	92,611,434	1.76

Total Technology		92,611,434	1.76

Utilities
Various Securities (1)	101,084,000	101,992,343	1.93

Total Utilities		101,992,343	1.93

Total Corporate Bonds		1,862,210,516	35.33

Government Related
Other Government Related
Various Securities (1)	19,849,778,203	94,809,076	1.80

Total Other Government Related		94,809,076	1.80

U.S. Treasury
U.S. Treasury Inflation Indexed Bonds, 0.13%, Jul. 2026 (2)	34,748,506	33,596,524	0.64
U.S. Treasury Inflation Indexed Bonds, 0.38%, Jul. 2025 (2)	22,017,744	21,894,797	0.41
U.S. Treasury Inflation Indexed Bonds, 0.75%, Feb. 2045 (2)	17,774,367	16,718,267	0.32
U.S. Treasury Note/Bond, 0.63%, Jul. 2017	22,055,000	22,045,406	0.42
U.S. Treasury Note/Bond, 0.63%, Jun. 2018	25,000,000	24,839,700	0.47
U.S. Treasury Note/Bond, 0.75%, Apr. 2018	80,780,000	80,507,206	1.53
U.S. Treasury Note/Bond, 0.75%, Sep. 2018	21,921,000	21,769,131	0.41

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	19

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Principal Amount	Value	Percentage of Net Assets

U.S. Treasury – (continued)
U.S. Treasury Note/Bond, 0.75%, Oct. 2018	$38,040,000	$37,759,455	0.72%
U.S. Treasury Note/Bond, 0.88%, May 2018	16,750,000	16,715,445	0.32
U.S. Treasury Note/Bond, 0.88%, May 2019	34,710,000	34,366,614	0.65
U.S. Treasury Note/Bond, 1.00%, Nov. 2018	42,975,000	42,828,498	0.81
U.S. Treasury Note/Bond, 1.13%, Feb. 2021	37,479,000	36,435,885	0.69
U.S. Treasury Note/Bond, 1.25%, Mar. 2021	27,780,000	27,114,864	0.51
U.S. Treasury Note/Bond, 1.25%, Oct. 2021	32,565,000	31,546,465	0.60
U.S. Treasury Note/Bond, 1.38%, Jan. 2021	27,352,000	26,892,322	0.51
U.S. Treasury Note/Bond, 1.38%, May 2021	19,150,000	18,752,178	0.36
U.S. Treasury Note/Bond, 1.50%, Dec. 2018	72,885,000	73,292,646	1.39
U.S. Treasury Note/Bond, 1.50%, Jan. 2019	17,620,000	17,711,307	0.34
U.S. Treasury Note/Bond, 1.50%, Nov. 2019	18,495,000	18,524,074	0.35
U.S. Treasury Note/Bond, 1.50%, Jan. 2022	36,480,000	35,619,473	0.68
U.S. Treasury Note/Bond, 1.75%, Dec. 2020	18,211,000	18,190,367	0.34
U.S. Treasury Note/Bond, 1.75%, Nov. 2021	73,325,000	72,705,110	1.38
U.S. Treasury Note/Bond, 2.00%, Dec. 2021	90,820,000	91,061,309	1.73
U.S. Treasury Note/Bond, 2.00%, Aug. 2025	22,884,000	22,135,098	0.42
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	71,195,000	68,389,205	1.30
U.S. Treasury Note/Bond, 2.50%, May 2046	21,290,000	18,872,968	0.36
U.S. Treasury Note/Bond, 2.88%, Nov. 2046	102,569,000	98,783,691	1.87
U.S. Treasury Inflation Indexed Bonds, 0.63%, Jan. 2026 (2)	10,402,199	10,491,897	0.20
U.S. Treasury Note/Bond, 0.50%-3.63%, Apr. 2017-Feb. 2046 (5)	110,717,000	109,717,985	2.08

Total U.S. Treasury		1,149,277,887	21.81

Total Government Related		1,244,086,963	23.61

Mortgage-Backed Obligations
Fannie Mae, 2.50%, Jan. 2028 (3)	16,590,000	16,608,249	0.32
Fannie Mae, 3.00%, Jan. 2043 (3)	21,545,000	21,387,721	0.41
Fannie Mae, 3.00%, Jun. 2043	17,495,755	17,478,410	0.33
Fannie Mae, 3.00%, Oct. 2046	21,999,980	21,864,419	0.41
Fannie Mae, 3.50%, May 2033	15,664,602	16,262,054	0.31
Fannie Mae, 3.50%, Jan. 2041 (3)	59,380,000	60,822,934	1.15
Fannie Mae, 3.50%, Aug. 2046	14,139,488	14,514,558	0.28
Fannie Mae, 4.00%, May 2045	21,103,284	22,406,058	0.43
Fannie Mae, 4.00%, Jan. 2046	21,238,769	22,493,758	0.43
Fannie Mae, 4.00%, May 2046	23,539,209	24,937,858	0.47
Fannie Mae, 4.00%, Sep. 2046	22,715,000	23,889,405	0.45
Fannie Mae, 4.50%, Aug. 2042	28,023,009	30,359,604	0.58
Fannie Mae, 4.50%, Sep. 2045	19,159,312	20,783,141	0.39
Freddie Mac, 2.50%, Dec. 2031	16,933,391	16,972,319	0.32
Freddie Mac, 3.50%, Oct. 2045	17,130,526	17,596,781	0.33
Freddie Mac, 3.50%, Mar. 2046	26,931,816	27,631,579	0.52
Freddie Mac, 3.50%, Aug. 2046	36,092,472	37,020,366	0.70
Freddie Mac, 4.00%, Sep. 2041	20,015,059	21,268,035	0.40
Freddie Mac, 4.00%, Nov. 2045	19,876,266	20,875,856	0.40
Freddie Mac, 4.50%, Feb. 2046	18,159,245	19,710,228	0.37
Ginnie Mae, 4.50%, May 2044	14,331,435	15,696,014	0.30
Ginnie Mae, 3.00%, Jan. 2043 (3)	18,600,000	18,819,480	0.36
Ginnie Mae, 3.50%, Jan. 2043 (3)	18,400,000	19,113,920	0.36
Fannie Mae, 2.28%-6.50%, Oct. 2020-Jan. 2047 (3)	373,300,561	388,228,112	7.37
Freddie Mac, 2.50%-8.00%, Jul. 2030-Jan. 2047	136,990,030	141,247,477	2.68
Ginnie Mae, 2.50%-6.00%, Feb. 2034-Dec. 2046	77,878,914	80,935,596	1.54
Other Securities (1)(8)	280,770,854	280,588,121	5.33

Total Mortgage-Backed Obligations		1,419,512,053	26.94

Total Bonds & Notes (Cost: $4,998,896,828)		4,957,891,556	94.08

BANK LOANS
Various Securities (6)(8)	91,217,420	91,930,615	1.74

Total Bank Loans (Cost: $91,464,864)		91,930,615	1.74

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report • December 31, 2016

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets

PREFERRED STOCKS
Consumer, Non-cyclical
Various Securities	1,504	$1,000,854	0.02%

Total Consumer, Non-cyclical		1,000,854	0.02

Financials
Various Securities	349,790	9,172,818	0.18

Total Financials		9,172,818	0.18

Industrials
Various Securities	26,350	647,156	0.01

Total Industrials		647,156	0.01

Total Preferred Stocks (Cost: $11,199,412)		10,820,828	0.21

SHORT-TERM INVESTMENTS
Money Market Funds
Fidelity Institutional Money Market Government Funds – Class I , 0.39% (4)(7)	194,970,144	194,970,144	3.70
Goldman Sachs Financial Square Treasury Solutions Fund – Class I , 0.37% (4)(7)	189,059,665	189,059,665	3.59

Total Money Market Funds		384,029,809	7.29

	Principal Amount	Value	Percentage of Net Assets
Certificate of Deposit
Credit Suisse AG, 1.75%	$2,940,000	$2,943,984	0.05%

Commercial Paper
Enbridge Energy Partners LP	3,140,000	3,136,113	0.06
Ford Credit Co. LLC	1,490,000	1,471,808	0.03

Total Commercial Paper		4,607,921	0.09

U.S. Treasury Bills
U.S. Treasury Bill, 0.00%, Jan. 2017	9,425,000	9,424,058	0.18
U.S. Treasury Bill, 0.00%, Mar. 2017	15,716,000	15,700,284	0.30
U.S. Treasury Bill, 0.00%, Apr. 2017 (5)	1,525,000	1,522,924	0.03
U.S. Treasury Bill, 0.00%, Jun. 2017	25,296,000	25,222,009	0.48
U.S. Treasury Bill, 0.00%, Nov. 2017	28,252,000	28,058,163	0.53

Total U.S. Treasury Bills		79,927,438	1.52

Total Short-Term Investments (Cost: $471,513,901)		471,509,152	8.95

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,573,075,005)		5,532,152,151	104.98

LIABILITIES IN EXCESS OF OTHER ASSETS		(262,274,125)	(4.98)

TOTAL NET ASSETS		$5,269,878,026	100.00%

(1)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $683,775,297, which represents 12.98% of total net assets.

(2)	Inflation protected security or includes inflation protected securities. The value of these securities total $82,701,485 which represents 1.57% of total net assets.

(3)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $159,416,874, which represents 3.03% of total net assets. See Note 3(a) in the Notes to Financial Statements.

(4)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Financial Statements.

(5)	Partially assigned as collateral for certain futures and swap contracts. The value of the pledged issues total $3,395,379, which represents 0.06% of total net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	21

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

(6)	Includes securities that are treated as illiquid by the Fund. The value of this security totals $579,566, which represents 0.01% of total net assets.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

(8)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $10,389,375, which represents 0.20% of total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(307)	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2017	$(38,237,798)	$(38,154,344)	$83,454
206	U.S. 2 Year Note Future	Goldman Sachs	Mar. 2017	44,683,020	44,637,625	(45,395)
595	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2017	70,166,820	70,010,117	(156,703)
60	U.S. Ultra Bond Future	Goldman Sachs	Mar. 2017	9,702,753	9,615,000	(87,753)
207	U.S. Long Bond Future	Goldman Sachs	Mar. 2017	31,350,544	31,185,844	(164,700)
(239)	U.S. 10 Year Ultra Bond Future	Goldman Sachs	Mar. 2017	(32,098,320)	(32,040,938)	57,382
232	U.S. 2 Year Note Future	Citigroup	Mar. 2017	50,288,271	50,271,500	(16,771)
889	U.S. 5 Year Note Future	Citigroup	Mar. 2017	104,934,228	104,603,352	(330,876)

						$(661,362)

Forward Foreign Currency Exchange Contracts

Over-the-Counter

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at December 31, 2016	Unrealized (Depreciation)
Mexican Peso, Expiring 01/20/17	Canadian Imperial Bank of Commerce	MXN	8,145,000	$392,124	$391,615	$(509)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at December 31, 2016	Unrealized Appreciation
Mexican Peso, Expiring 01/20/17	Royal Bank of Canada	MXN	(27,765,000)	$(1,495,613)	$(1,334,953)	$160,660
Mexican Peso, Expiring 01/20/17	Royal Bank of Canada	MXN	(30,430,000)	(1,488,820)	(1,463,088)	25,732
Mexican Peso, Expiring 01/20/17	Royal Bank of Canada	MXN	(98,055,000)	(5,198,616)	(4,714,527)	484,089

				(8,183,049)	(7,512,568)	670,481

				$(7,790,925)	$(7,120,953)	$669,972

Centrally Cleared Credit Default Swaps—Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Paid	Unrealized Appreciation
J.P. Morgan	Markit CDX North America High Yield Index Series 27	5.00%	12/20/2021	3.63%	$5,300,000	$308,785	$19,083

Over-the-Counter Credit Default Swaps—Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Markit CMBX North America AAA CDSI Series 9	0.50%	09/17/2058	1.09%	$4,000,000	$(193,164)	$105,288
Goldman Sachs	Markit CDX North America Emerging Markets Index Series 26	1.00%	12/20/2021	2.34	3,400,000	(205,477)	(7,963)

					$7,400,000	$(398,641)	$97,325

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report • December 31, 2016

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value	Percentage of Net Assets

MUNICIPAL BONDS
Education
Connecticut State Health & Educational Facility Authority, 1.00%, Jul. 2042	$28,000,000	$27,490,680	1.27%
Cypress-Fairbanks Independent School District, 3.00%, Feb. 2040	9,000,000	9,148,090	0.42
Dallas Independent School District, 5.00%, Feb. 2036	5,000,000	5,691,350	0.26
School Board of Miami-Dade County/The, 5.00%, May 2031	5,000,000	5,680,150	0.26
State Public School Building Authority, 5.00%, Dec. 2022	7,370,000	8,276,584	0.38
University of Akron/The, 5.00%, Jan. 2037	6,675,000	7,403,510	0.34
Virginia Public School Authority, 5.00%, Aug. 2021	6,000,000	6,802,320	0.31
Connecticut State Health & Educational Facility Authority, 2.00%, Jul. 2042 (3)	1,000,000	944,160	0.04
New Jersey Economic Development Authority, 5.00%, Jun. 2019 (3)	4,500,000	4,715,955	0.22
New York State Dormitory Authority, 5.00%, Aug. 2018 (3)	1,425,000	1,511,127	0.07
State Public School Building Authority, 4.00%–5.25%, Dec. 2020–Dec. 2032 (3)	13,150,000	14,594,444	0.67
Other Securities (1)	189,245,000	203,028,407	9.38

Total Education		295,286,777	13.62

General Obligation
City of New York NY, 5.00%, Aug. 2017	6,365,000	6,514,323	0.30
City of New York NY, 5.00%, Aug. 2021	6,000,000	6,788,280	0.31
City of New York NY, 5.00%, Aug. 2028	9,250,000	10,852,073	0.50
City of Philadelphia PA, 5.00%, Aug. 2028	6,000,000	6,837,720	0.32
Commonwealth of Massachusetts, 1.05%, Aug. 2043	10,500,000	10,353,525	0.48
Commonwealth of Massachusetts, 4.00%, Dec. 2017	6,015,000	6,176,142	0.29
Commonwealth of Pennsylvania, 5.00%, Mar. 2023	9,970,000	11,410,266	0.53
County of Pima AZ, 4.00%, Jul. 2022	13,160,000	14,421,254	0.66
County of Suffolk NY, 2.00%, Jul. 2017	13,400,000	13,452,394	0.62
Dallas County Community College District, 5.00%, Feb. 2021	7,610,000	8,583,547	0.40
Dallas County Community College District, 5.00%, Feb. 2022	7,665,000	8,792,828	0.40
Metropolitan Government of Nashville & Davidson County TN, 5.00%, Jul. 2017	8,000,000	8,160,800	0.37
State of Connecticut, 5.00%, Aug. 2019	20,380,000	21,974,327	1.01
State of Connecticut, 5.00%, Sep. 2022	5,725,000	6,472,055	0.30
State of Maryland, 5.00%, Mar. 2020	6,000,000	6,642,780	0.31
State of Texas, 5.00%, Apr. 2027	5,000,000	6,011,600	0.28
State of Washington, 5.00%, Jul. 2031	5,000,000	5,755,500	0.27
City of New York NY, 0.75%–5.00%, Aug. 2018–Aug. 2034	14,555,000	15,502,284	0.72
Commonwealth of Massachusetts, 4.00%–5.00%, Aug. 2019–Mar. 2046	4,705,000	5,455,597	0.25
Commonwealth of Pennsylvania, 5.00%–5.00%, Apr. 2017–Mar. 2031 (3)	13,175,000	14,766,508	0.68
State of California, 1.19%–5.00%, Aug. 2017–Sep. 2035	21,495,000	23,333,438	1.08
State of Connecticut, 5.00%, Aug. 2031	4,625,000	5,244,704	0.24
State of Illinois, 5.00%–5.50%, Jan. 2017–Jul. 2038	24,680,000	25,085,665	1.16
State Public School Building Authority, 5.00%, Jun. 2029 (3)	500,000	569,525	0.03
Other Securities (5)	259,515,000	284,468,120	13.11

Total General Obligation		533,625,255	24.62

General Revenue
California State Public Works Board, 4.00%, May 2017	11,315,000	11,430,752	0.53
California State Public Works Board, 5.00%, May 2018	15,265,000	16,017,259	0.74
Industrial Development Authority of the City of Phoenix/The, 0.90%, Dec. 2035	7,300,000	7,298,978	0.34
Industrial Development Board of the City of Mobile Alabama, 1.63%, Jul. 2034	11,500,000	11,497,010	0.53
Louisiana Public Facilities Authority, 5.00%, Jun. 2021	7,695,000	8,605,088	0.40
Texas Municipal Gas Acquisition & Supply Corp., 6.25%, Dec. 2026	5,270,000	6,173,489	0.28
Utah Transit Authority, 0.00%, Jun. 2035	16,935,000	6,854,780	0.32
California State Public Works Board, 5.00%, Nov. 2037	235,000	259,135	0.01
Commonwealth of Pennsylvania, 5.00%–5.00%, Nov. 2020–Nov. 2021 (3)	4,800,000	5,297,536	0.24
Illinois Finance Authority, 4.00%–8.00%, May 2023–May 2047 (3)	4,590,000	4,919,604	0.22
New Jersey Economic Development Authority, 4.00%–5.63%, Jan. 2020–Jan. 2052 (3)	19,040,000	20,100,806	0.93
New York State Dormitory Authority, 5.00%, Mar. 2018–Mar. 2027 (3)	13,000,000	14,337,295	0.66
Other Securities (1)(2)(5)	326,000,000	337,207,001	15.56

Total General Revenue		449,998,733	20.76

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	23

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Principal Amount	Value	Percentage of Net Assets

Healthcare
District of Columbia, 0.80%, Nov. 2042	$8,000,000	$8,000,000	0.37%
Illinois Finance Authority, 0.72%, Jul. 2032	9,500,000	9,500,000	0.44
Indiana Health Facility Financing Authority, 4.00%, Nov. 2027	7,410,000	7,535,229	0.35
Michigan State Hospital Finance Authority, 1.40%, Nov. 2047	7,565,000	7,581,643	0.35
Michigan State Hospital Finance Authority, 1.50%, Nov. 2047	6,000,000	6,006,240	0.28
New York State Dormitory Authority, 5.00%, May 2024	4,870,000	5,679,881	0.26
Connecticut State Health & Educational Facility Authority, 4.00%–5.00%, Jul. 2043–Jul. 2046 (3)	2,630,000	2,608,385	0.12
Illinois Finance Authority, 4.00%–5.50%, Feb. 2017–Dec. 2046 (3)	27,435,000	29,022,197	1.34
New York State Dormitory Authority, 5.00%, Jul. 2022–Jul. 2025 (3)	1,000,000	1,154,160	0.05
Other Securities (1)(2)(5)	205,715,000	216,689,067	10.00

Total Healthcare		293,776,802	13.56

Housing
Various Securities (1)	66,415,000	66,853,999	3.09

Total Housing		66,853,999	3.09

Transportation
Chicago Transit Authority, 5.00%, Jun. 2026	8,275,000	9,122,691	0.42
Illinois State Toll Highway Authority, 5.00%, Jan. 2041	10,625,000	11,703,969	0.54
New York State Thruway Authority, 5.00%, May 2019	23,275,000	25,076,951	1.16
North Texas Tollway Authority, 5.00%, Jan. 2045	5,000,000	5,522,400	0.25
Texas Transportation Commission State Highway Fund, 5.00%, Oct. 2023	5,000,000	5,885,950	0.27
Other Securities	177,055,000	192,747,874	8.90

Total Transportation		250,059,835	11.54

Utilities
County of King WA Sewer Revenue, 0.73%, Jan. 2032	8,250,000	8,250,000	0.38
County of Pima AZ Sewer System Revenue, 5.00%, Jul. 2022	10,000,000	11,524,100	0.53
Michigan Finance Authority, 5.00%, Oct. 2025	5,000,000	6,036,650	0.28
Municipal Electric Authority of Georgia, 5.00%, Jan. 2020	5,075,000	5,548,599	0.26
New York City Water & Sewer System, 0.94%, Jun. 2032	7,000,000	7,000,000	0.32
New York City Water & Sewer System, 5.00%, Jun. 2031	6,075,000	7,073,791	0.33
Piedmont Municipal Power Agency, 5.00%, Jan. 2017	13,185,000	13,185,000	0.61
South Carolina Public Service Authority, 5.00%, Dec. 2050	8,640,000	9,321,696	0.43
Other Securities	115,045,000	124,627,684	5.75

Total Utilities		192,567,520	8.89

Total Municipal Bonds (Cost: $2,116,346,068)		2,082,168,921	96.08

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Fidelity Institutional Money Market Government Funds – Class I 0.39% (4)	31,140,587	$31,140,587	1.44%
Goldman Sachs Financial Square Treasury Solutions Fund – Class I 0.37% (4)	31,140,586	31,140,586	1.43

Total Short-Term Investments (Cost: $62,281,173)		62,281,173	2.87

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,178,627,241)		2,144,450,094	98.95
OTHER ASSETS IN EXCESS OF LIABILITIES		22,684,213	1.05

TOTAL NET ASSETS		$2,167,134,307	100.00%

(1)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities total $24,229,056, which represents 1.12% of total net assets.

(2)	Includes a security that is treated as illiquid by the Fund. The value of these securities totals $9,149,009, which represents 0.42% of total net assets.

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report • December 31, 2016

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

(3)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $12,110,605, which represents 0.56% of total net assets.

State/U.S. Territory	Percentage of Net Assets
Alabama	1.04%
Alaska	0.21
Arizona	2.47
Arkansas	0.05
California	4.66
Colorado	1.13
Connecticut	4.18
Delaware	0.31
District of Columbia	0.67
Florida	6.20
Georgia	1.70
Guam	0.07
Hawaii	0.11
Idaho	0.45
Illinois	8.87
Indiana	2.38
Iowa	0.38
Kansas	0.23
Kentucky	0.84
Louisiana	1.26
Maine	0.12
Maryland	2.49
Massachusetts	2.73
Michigan	3.50
Minnesota	1.29
Mississippi	0.66
Missouri	0.61
Nebraska	0.05
Nevada	0.82
New Hampshire	0.33

State/U.S. Territory	Percentage of Net Assets
New Jersey	3.48%
New Mexico	0.24
New York	9.58
North Carolina	2.44
North Dakota	0.02
Ohio	1.83
Oklahoma	0.59
Oregon	0.70
Pennsylvania	6.92
Puerto Rico	0.20
Rhode Island	0.43
South Carolina	1.60
South Dakota	0.21
Tennessee	1.16
Texas	10.31
Utah	0.32
Vermont	0.09
Virgin Islands	0.15
Virginia	3.03
Washington	2.14
West Virginia	0.34
Wisconsin	0.49

Total Municipal Bonds	96.08

SHORT-TERM INVESTMENTS	2.87

TOTAL INVESTMENTS IN SECURITIES	98.95
OTHER ASSETS IN EXCESS OF LIABILITIES	1.05

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	25

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value	Percentage of Net Assets

COMMON STOCKS
Consumer Discretionary
Amazon.com, Inc. (1)	117,217	$87,897,512	2.96%
AutoZone, Inc. (1)	26,880	21,229,555	0.71
Chipotle Mexican Grill, Inc. (1)	62,564	23,606,648	0.79
Lowes Companies, Inc.	837,813	59,585,261	2.01
Nike, Inc.	700,519	35,607,381	1.20
Starbucks Corp.	890,466	49,438,672	1.66
The Priceline Group, Inc. (1)	24,620	36,094,397	1.21
Other Securities (1)	3,544,406	190,494,141	6.41

Total Consumer Discretionary		503,953,567	16.95

Consumer Staples
Coca Cola Co.	495,060	20,525,188	0.69
Colgate Palmolive Co.	434,677	28,445,263	0.96
Costco Wholesale Corp.	207,050	33,150,775	1.12
Molson Coors Brewing Co.	244,360	23,778,672	0.80
Mondelez International, Inc.	678,175	30,063,498	1.01
Procter & Gamble Co.	336,451	28,288,800	0.95
Whole Foods Market, Inc.	706,559	21,733,755	0.73
Other Securities (1)	1,544,314	81,114,487	2.73

Total Consumer Staples		267,100,438	8.99

Energy
Core Laboratories NV	202,731	24,335,829	0.82
Schlumberger Ltd.	674,566	56,629,816	1.91
Other Securities (1)	293,034	28,386,014	0.95

Total Energy		109,351,659	3.68

Financials
Bank of America Corp.	1,702,150	37,617,515	1.27
Intercontinental Exchange, Inc.	658,158	37,133,274	1.25
Other Securities (1)	1,655,531	104,877,077	3.52

Total Financials		179,627,866	6.04

Healthcare
Allergan Plc (1)	119,579	25,112,786	0.85
Bristol Myers Squibb Co.	577,881	33,771,366	1.14
Celgene Corp. (1)	222,802	25,789,331	0.87
Cerner Corp. (1)	734,254	34,781,612	1.17
Johnson & Johnson	209,760	24,166,450	0.81
Novo Nordisk A/S – ADR	619,985	22,232,662	0.75
Pfizer, Inc.	913,305	29,664,146	1.00
Regeneron Pharmaceuticals, Inc. (1)	61,712	22,653,858	0.76
Zoetis, Inc.	549,371	29,407,830	0.99
Other Securities (1)	1,785,018	185,482,403	6.23

Total Healthcare		433,062,444	14.57

Industrials
Raytheon Co.	167,791	23,826,322	0.80
Union Pacific Corp.	286,125	29,665,440	1.00

	Shares	Value	Percentage of Net Assets

United Technologies Corp.	208,525	$22,858,510	0.77%
Other Securities (1)	1,904,579	172,232,348	5.79

Total Industrials		248,582,620	8.36

Information Technology
Adobe Systems, Inc. (1)	194,910	20,065,984	0.68
Alliance Data Systems Corp.	97,640	22,310,740	0.75
Alphabet, Inc. – Class A (1)	138,213	109,526,892	3.69
Alphabet, Inc. – Class C (1)	62,968	48,599,962	1.64
Apple, Inc.	1,001,948	116,045,617	3.90
Automatic Data Processing, Inc.	269,426	27,691,604	0.93
Cisco Systems, Inc.	909,495	27,484,939	0.93
eBay, Inc. (1)	821,912	24,402,567	0.82
Facebook, Inc. (1)	649,315	74,703,691	2.51
FleetCor Technologies, Inc. (1)	209,561	29,657,073	1.00
Mastercard, Inc.	225,653	23,298,672	0.78
Microsoft Corp.	1,626,877	101,094,137	3.40
Red Hat, Inc. (1)	732,747	51,072,466	1.72
Salesforce.com, Inc. (1)	610,132	41,769,637	1.41
SAP SE – ADR	254,764	22,019,252	0.74
Vantiv, Inc. (1)	413,363	24,644,702	0.83
Visa, Inc.	759,196	59,232,472	1.99
Other Securities (1)	3,210,553	186,812,542	6.27

Total Information Technology		1,010,432,949	33.99

Materials
Ecolab, Inc.	256,265	30,039,383	1.01
Other Securities (1)	210,824	17,626,681	0.60

Total Materials		47,666,064	1.61

Real Estate
Equinix, Inc.	63,684	22,761,298	0.77
Other Securities (1)	265,014	15,984,162	0.53

Total Real Estate		38,745,460	1.30

Telecommunication Services
AT&T, Inc.	685,990	29,175,155	0.98
Other Securities (1)	68,158	3,675,792	0.13

Total Telecommunication Services		32,850,947	1.11

Utilities
Various Securities	1,173	89,840	0.00	(2)

Total Utilities		89,840	0.00	(2)

Total Common Stocks (Cost: $2,690,232,516)		2,871,463,854	96.60

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report • December 31, 2016

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I , 0.45% (3)	53,194,096	$53,194,096	1.79%
JPMorgan U.S. Government Money Market Fund – Class I , 0.44% (3)	53,194,096	53,194,096	1.79

Total Short-Term Investments (Cost: $106,388,192)		106,388,192	3.58

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,796,620,708)		2,977,852,046	100.18

LIABILITIES IN EXCESS OF OTHER ASSETS		(5,229,263)	(0.18)

TOTAL NET ASSETS		$2,972,622,783	100.00%

ADR American Depository Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	27

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value	Percentage of Net Assets

COMMON STOCKS
Consumer Discretionary
Michelin	222,703	$24,755,484	0.72%
Nike, Inc.	740,586	37,643,986	1.09
TJX Companies, Inc.	326,563	24,534,678	0.71
Other Securities (1)	6,877,175	265,275,545	7.68

Total Consumer Discretionary		352,209,693	10.20

Consumer Staples
Coca Cola Co.	651,028	26,991,621	0.78
Colgate Palmolive Co.	409,918	26,825,034	0.78
Costco Wholesale Corp.	234,423	37,533,467	1.09
CVS Health Corp.	452,950	35,742,285	1.03
PepsiCo, Inc.	229,588	24,021,792	0.70
Other Securities (1)	2,066,721	136,095,395	3.94

Total Consumer Staples		287,209,594	8.32

Energy
Apache Corp.	425,482	27,005,343	0.78
Chevron Corp.	226,533	26,662,934	0.77
Devon Energy Corp.	954,838	43,607,451	1.26
Exxon Mobil Corp.	357,440	32,262,534	0.93
Hess Corp.	863,494	53,787,041	1.56
Occidental Petroleum Corp.	590,732	42,077,840	1.22
Schlumberger Ltd.	283,773	23,822,743	0.69
Other Securities (1)	2,778,505	100,844,488	2.93

Total Energy		350,070,374	10.14

Financials
Alleghany Corp. (1)	38,158	23,204,643	0.67
American Express Co.	509,054	37,710,720	1.09
Bank of America Corp.	1,311,010	28,973,321	0.84
Berkshire Hathaway, Inc. (1)	365,816	59,620,692	1.73
Chubb Ltd.	385,201	50,892,756	1.47
Citigroup, Inc.	1,075,823	63,936,161	1.85
JPMorgan Chase & Co.	394,053	34,002,833	0.99
PNC Financial Services Group, Inc.	373,195	43,648,887	1.26
The Goldman Sachs Group, Inc.	108,585	26,000,678	0.75
Wells Fargo & Co.	796,860	43,914,955	1.27
Other Securities (1)	9,000,094	294,182,141	8.52

Total Financials		706,087,787	20.44

Healthcare
Allergan Plc (1)	115,693	24,296,687	0.70
Cardinal Health, Inc.	607,150	43,696,586	1.27
Johnson & Johnson	343,157	39,535,118	1.15
Medtronic Plc	834,603	59,448,772	1.72
Merck & Co., Inc.	679,993	40,031,188	1.16
UnitedHealth Group, Inc.	255,258	40,851,490	1.18
Other Securities (1)	2,989,670	182,440,512	5.28

Total Healthcare		430,300,353	12.46

	Shares	Value	Percentage of Net Assets

Industrials
Air Lease Corp.	998,925	$34,293,095	0.99%
Canadian National Railway Co.	372,272	25,091,133	0.73
Honeywell International, Inc.	284,960	33,012,616	0.96
Union Pacific Corp.	261,688	27,131,812	0.78
United Parcel Service, Inc.	257,966	29,573,222	0.86
United Technologies Corp.	364,704	39,978,852	1.16
Other Securities (1)	2,766,300	206,579,614	5.97

Total Industrials		395,660,344	11.45

Information Technology
Accenture Plc	215,280	25,215,746	0.73
Alphabet, Inc. – Class C (1)	33,732	26,035,032	0.75
Apple, Inc.	361,636	41,884,681	1.21
Automatic Data Processing, Inc.	263,187	27,050,360	0.78
Microsoft Corp.	815,544	50,677,904	1.47
Oracle Corp.	873,851	33,599,571	0.97
Qualcomm, Inc.	462,750	30,171,300	0.87
Samsung Electronic Co. Ltd.	23,487	34,956,010	1.01
Visa, Inc.	326,434	25,468,381	0.74
Other Securities (1)	1,914,136	87,087,778	2.53

Total Information Technology		382,146,763	11.06

Materials
Celanese Corp.	403,642	31,782,771	0.92
Goldcorp, Inc.	2,203,043	29,961,385	0.87
Lyondellbasell Industries NV	480,510	41,218,148	1.19
Other Securities (1)	7,448,039	152,131,868	4.41

Total Materials		255,094,172	7.39

Real Estate
Public Storage	103,871	23,215,169	0.67
Other Securities (1)	634,979	39,465,297	1.14

Total Real Estate		62,680,466	1.81

Telecommunication Services
Various Securities (1)	566,642	24,969,514	0.72

Total Telecommunication Services		24,969,514	0.72

Utilities
Various Securities (1)	405,539	20,370,685	0.59

Total Utilities		20,370,685	0.59

Total Common Stocks (Cost: $3,019,152,437)		3,266,799,745	94.58

SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.45% (2)	84,896,394	84,896,394	2.46

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report • December 31, 2016

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS – (continued)
Money Market Funds – (continued)
JPMorgan U.S. Government Money Market Fund – Class I, 0.44% (2)	84,896,393	$84,896,393	2.46%

Total Short-Term Investments (Cost: $169,792,787)		169,792,787	4.92

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,188,945,224)		3,436,592,532	99.50

OTHER ASSETS IN EXCESS OF LIABILITIES		17,355,421	0.50

TOTAL NET ASSETS		$3,453,947,953	100.00%

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	29

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value	Percentage of Net Assets

COMMON STOCKS
Consumer Discretionary
Advance Auto Parts, Inc.	156,970	$26,546,766	1.38%
Buffalo Wild Wings, Inc. (1)	91,913	14,191,367	0.74
CarMax, Inc. (1)	198,804	12,800,990	0.67
Marriott International, Inc.	135,772	11,225,629	0.58
Ross Stores, Inc.	277,109	18,178,350	0.95
Sally Beauty Holdings, Inc. (1)	441,863	11,674,020	0.61
Tractor Supply Co.	176,365	13,370,231	0.70
Other Securities (1)	3,779,649	157,914,967	8.21

Total Consumer Discretionary		265,902,320	13.84

Consumer Staples
Casey’s General Stores, Inc.	130,613	15,527,273	0.81
Flowers Foods, Inc.	787,211	15,720,604	0.82
Snyder’s-Lance, Inc.	314,565	12,060,422	0.63
TreeHouse Foods, Inc. (1)	208,296	15,036,888	0.78
Whole Foods Market, Inc.	372,740	11,465,482	0.60
Other Securities (1)	1,052,200	55,537,458	2.88

Total Consumer Staples		125,348,127	6.52

Energy
Core Laboratories NV	161,965	19,442,279	1.01
Other Securities (1)	2,034,043	36,573,324	1.91

Total Energy		56,015,603	2.92

Financials
Affiliated Managers Group, Inc. (1)	85,950	12,488,535	0.65
Allied World Assurance Co. Holdings AG	372,500	20,006,975	1.04
Arthur J. Gallagher & Co.	230,962	12,000,786	0.62
Cullen/Frost Bankers, Inc.	128,000	11,293,440	0.59
Endurance Specialty Holdings Ltd	185,000	17,094,000	0.89
Northern Trust Corp.	174,000	15,494,700	0.81
Signature Bank (1)	94,118	14,136,524	0.74
SVB Financial Group (1)	65,391	11,225,019	0.58
Other Securities (1)	2,097,331	103,821,239	5.40

Total Financials		217,561,218	11.32

Healthcare
Dentsply Sirona, Inc.	377,280	21,780,374	1.13
Integra LifeSciences Holdings Corp. (1)	167,679	14,385,181	0.75
Laboratory Corp. of America Holdings (1)	101,509	13,031,725	0.68
MEDNAX, Inc. (1)	171,341	11,421,591	0.60
Mettler-Toledo International, Inc. (1)	39,644	16,593,393	0.86
NuVasive, Inc. (1)	201,466	13,570,750	0.71
PAREXEL International Corp. (1)	211,541	13,902,475	0.72

	Shares	Value	Percentage of Net Assets

STERIS Plc	169,000	$11,388,910	0.59%
The Cooper Companies, Inc.	79,714	13,944,370	0.73
Other Securities (1)	4,894,657	196,425,887	10.22

Total Healthcare		326,444,656	16.99

Industrials
Acuity Brands, Inc.	52,230	12,057,818	0.63
CLARCOR, Inc.	170,448	14,056,847	0.73
Dover Corp.	211,000	15,810,230	0.82
IDEX Corp.	243,472	21,927,088	1.14
Rockwell Automation, Inc.	205,683	27,643,795	1.44
United Rentals, Inc. (1)	139,642	14,743,402	0.77
W.W. Grainger, Inc.	60,826	14,126,839	0.74
Other Securities (1)	3,479,778	190,877,896	9.93

Total Industrials		311,243,915	16.20

Information Technology
Alliance Data Systems Corp.	51,486	11,764,551	0.61
Aspen Technology, Inc. (1)	329,195	18,000,383	0.94
Fortinet, Inc. (1)	621,787	18,728,224	0.97
IPG Photonics Corp. (1)	142,668	14,082,758	0.73
MercadoLibre, Inc.	89,945	14,044,012	0.73
Palo Alto Networks, Inc. (1)	140,785	17,605,164	0.92
Red Hat, Inc. (1)	208,816	14,554,475	0.76
Splunk, Inc. (1)	313,162	16,018,236	0.83
WEX, Inc. (1)	142,410	15,892,956	0.83
Workday, Inc. (1)	257,406	17,011,963	0.89
Other Securities (1)	5,660,329	250,733,193	13.05

Total Information Technology		408,435,915	21.26

Materials
Berry Plastics Group, Inc. (1)	352,748	17,189,410	0.90
Martin Marietta Materials, Inc.	61,687	13,665,521	0.71
Other Securities (1)	971,188	38,012,771	1.98

Total Materials		68,867,702	3.59

Real Estate
Various Securities (1)	1,056,734	41,358,502	2.15

Total Real Estate		41,358,502	2.15

Telecommunication Services
SBA Communications Corp. (1)	137,466	14,194,739	0.74
Other Securities (1)	329,374	3,854,389	0.20

Total Telecommunication Services		18,049,128	0.94

Utilities
Various Securities	89,803	4,490,152	0.23

Total Utilities		4,490,152	0.23

Total Common Stocks (Cost: $1,711,740,562)		1,843,717,238	95.96

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report • December 31, 2016

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets

RIGHTS
Healthcare
Dyax Corp. (1)(4)	15,849	$57,056	0.00	% (2)

Total Rights (Cost: $35,670)		57,056	0.00	(2)

SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.45% (3)	39,315,281	39,315,281	2.05
JPMorgan U.S. Government Money Market Fund – Class I, 0.44% (3)	39,385,582	39,385,582	2.05

Total Short-Term Investments (Cost: $78,700,863)		78,700,863	4.10

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,790,477,095)		1,922,475,157	100.06
LIABILITIES IN EXCESS OF OTHER ASSETS		(1,094,050)	(0.06)

TOTAL NET ASSETS		$1,921,381,107	100.00%

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of this security totals $57,056, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	31

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value	Percentage of Net Assets

COMMON STOCKS
Consumer Discretionary
Brunswick Corp.	321,945	$17,558,880	0.75%
Grand Canyon Education, Inc. (1)	168,000	9,819,600	0.42
Newell Brands, Inc.	376,942	16,830,460	0.72
Other Securities (1)	5,387,106	196,409,968	8.39

Total Consumer Discretionary		240,618,908	10.28

Consumer Staples
Various Securities (1)	1,005,763	42,003,025	1.79

Total Consumer Staples		42,003,025	1.79

Energy
Continental Resources, Inc. (1)	180,040	9,279,262	0.40
Energen Corp. (1)	168,043	9,691,040	0.41
Parsley Energy, Inc. (1)	281,654	9,925,487	0.42
QEP Resources, Inc. (1)	569,491	10,484,329	0.45
Other Securities (1)	4,811,669	125,707,906	5.37

Total Energy		165,088,024	7.05

Financials
Alleghany Corp. (1)	17,937	10,907,848	0.46
Aon Plc	90,218	10,062,014	0.43
Ares Capital Corp.	733,700	12,098,713	0.52
Arthur J. Gallagher & Co.	232,489	12,080,128	0.52
BancorpSouth, Inc.	432,403	13,426,113	0.57
Chemical Financial Corp.	185,376	10,041,818	0.43
Discover Financial Services	258,016	18,600,373	0.79
Fifth Third Bancorp	602,622	16,252,715	0.69
First American Financial Corp.	285,825	10,469,770	0.45
Harford Financial Services Group, Inc.	200,409	9,549,489	0.41
Huntington Bancshares, Inc.	741,355	9,800,713	0.42
IBERIABANK Corp.	130,644	10,941,435	0.47
Independent Bank Corp.	141,817	9,991,008	0.43
Investors Bancorp, Inc.	1,120,631	15,632,802	0.67
New Residential Investment Corp.	767,300	12,061,956	0.51
Reinsurance Group of America, Inc.	187,404	23,581,045	1.01
SEI Investments Co.	225,202	11,115,971	0.47
SunTrust Banks, Inc.	271,062	14,867,751	0.63
Synchrony Financial	375,712	13,627,074	0.58
TD Ameritrade Holding Corp.	245,095	10,686,142	0.46
Unum Group	344,748	15,144,780	0.65
Other Securities (1)(4)	8,007,610	266,094,542	11.37

Total Financials		537,034,200	22.94

Healthcare
Analogic Corp.	156,179	12,955,048	0.55
Envision Healthcare Corp. (1)	169,909	10,753,541	0.46

	Shares	Value	Percentage of Net Assets

ICU Medical, Inc. (1)	63,066	$9,292,775	0.40%
Other Securities (1)	4,145,755	137,352,270	5.87

Total Healthcare		170,353,634	7.28

Industrials
HD Supply Holdings, Inc. (1)	279,970	11,901,525	0.51
ManpowerGroup, Inc.	111,438	9,903,495	0.42
Stanley Black & Decker, Inc.	85,925	9,854,738	0.42
The Brink’s Co.	234,179	9,659,884	0.41
Other Securities (1)	7,669,668	314,236,092	13.43

Total Industrials		355,555,734	15.19

Information Technology
Alliance Data Systems Corp.	50,727	11,591,119	0.50
Amdocs Ltd.	173,901	10,129,733	0.43
Arrow Electronics, Inc. (1)	140,703	10,032,124	0.43
Fidelity National Information Services, Inc.	287,008	21,709,285	0.93
Harris Corp.	120,861	12,384,627	0.53
Littelfuse, Inc.	74,040	11,237,051	0.48
MKS Instruments, Inc.	203,901	12,111,719	0.52
Other Securities (1)	7,363,704	234,870,986	10.02

Total Information Technology		324,066,644	13.84

Materials
Crown Holdings, Inc. (1)	262,910	13,821,179	0.59
HB Fuller Co.	269,510	13,020,028	0.56
Packaging Corporation of America	134,777	11,431,785	0.49
Reliance Steel & Aluminum Co.	152,277	12,112,113	0.52
WestRock Co.	195,066	9,903,501	0.42
Other Securities (1)	3,574,883	98,144,780	4.19

Total Materials		158,433,386	6.77

Real Estate
Boston Properties, Inc.	75,272	9,467,712	0.40
SL Green Realty Corp.	90,727	9,757,689	0.42
Other Securities (1)	5,373,089	153,216,613	6.54

Total Real Estate		172,442,014	7.36

Telecommunication Services
Various Securities (1)	386,881	6,408,699	0.27

Total Telecommunication Services		6,408,699	0.27

Utilities
Edison International	147,096	10,589,441	0.45
Other Securities (1)	2,033,743	86,000,541	3.67

Total Utilities		96,589,982	4.12

Total Common Stocks (Cost: $1,976,065,520)		2,268,594,250	96.89

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report • December 31, 2016

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets

CONVERTIBLE PREFERRED STOCKS
Financials
Wins Finance Holdings, Inc. (1)	222	$39,960	0.00	% (2)

Total Convertible Preferred Stocks (Cost: $6,565)		39,960	0.00	(2)

SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.45% (3)	37,062,597	37,062,597	1.58
JPMorgan U.S. Government Money Market Fund – Class I, 0.44% (3)	37,062,598	37,062,598	1.59

Total Short-Term Investments (Cost: $74,125,195)		74,125,195	3.17

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,050,197,280)		2,342,759,405	100.06
LIABILITIES IN EXCESS OF OTHER ASSETS		(1,467,572)	(0.06)

TOTAL NET ASSETS		$2,341,291,833	100.00%

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Includes a security categorized as Level 3 per the Trust’s fair value hierarcy. The value of this security totals $0, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	33

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value	Percentage of Net Assets

COMMON STOCKS
Consumer Discretionary
Adidas AG	149,022	$23,503,551	0.65%
Compass Group Plc	1,031,695	19,067,446	0.53
Ctrip.com International Ltd. – ADR (1)	615,963	24,638,520	0.68
Galaxy Entertainment Group Ltd.	5,818,000	25,198,467	0.70
Honda Motor Co. Ltd.	991,000	28,932,557	0.80
Industria de Diseno Textil SA	584,197	19,901,304	0.55
Panasonic Corp.	2,410,800	24,450,717	0.68
Sekisui House Ltd.	1,216,800	20,216,283	0.56
Takashimaya Co. Ltd.	2,305,000	18,974,142	0.52
Toyota Motor Corp.	346,894	20,337,845	0.56
Other Securities (1)(2)	19,111,041	354,210,613	9.78

Total Consumer Discretionary		579,431,445	16.01

Consumer Staples
Ambev SA – ADR	4,539,732	22,290,084	0.61
Japan Tobacco, Inc.	1,015,500	33,332,405	0.92
Nestle SA	877,755	62,880,250	1.74
Reckitt Benckiser Group Plc	289,049	24,484,905	0.68
Tesco Plc (1)	16,857,900	42,984,508	1.19
Unilever Plc	632,817	25,591,187	0.71
Unilever Plc – ADR	371,840	15,133,888	0.42
Other Securities (2)	33,050,696	214,184,331	5.91

Total Consumer Staples		440,881,558	12.18

Energy
BP Plc	7,990,835	50,050,327	1.38
Eni SpA	1,718,769	27,863,184	0.77
Royal Dutch Shell Plc	465,300	12,844,008	0.36
Royal Dutch Shell Plc – Class A	952,957	25,992,553	0.72
Royal Dutch Shell Plc – Class B	723,446	20,786,107	0.58
Total SA	560,531	28,750,908	0.79
Other Securities (1)	5,244,058	67,628,012	1.86

Total Energy		233,915,099	6.46

Financials
BNP Paribas SA	323,871	20,610,542	0.57
Chubb Ltd.	193,296	25,538,268	0.71
DBS Group Holdings Ltd.	1,762,100	21,023,334	0.58
HSBC Holdings Plc	3,051,216	24,619,235	0.68
Nomura Holdings, Inc.	3,424,500	20,246,205	0.56
Sumitomo Mitsui Financial Group, Inc.	816,700	31,102,365	0.86
Sumitomo Mitsui Trust Holdings, Inc.	665,500	23,810,732	0.66
United Overseas Bank Ltd.	2,019,435	28,370,836	0.78
Other Securities (1)(2)	72,793,997	392,958,291	10.85

Total Financials		588,279,808	16.25

Healthcare
AstraZeneca Plc	451,428	24,651,619	0.68
Cochlear Ltd.	221,793	19,575,631	0.54
CSL Ltd.	297,075	21,484,459	0.59
GlaxoSmithKline Plc	1,154,179	22,170,187	0.61

	Shares	Value	Percentage of Net Assets

Novartis AG	669,946	$48,720,818	1.35%
Novartis AG – ADR	197,170	14,361,863	0.40
Roche Holding AG	199,538	45,485,200	1.26
Sanofi SA	559,085	45,210,661	1.25
Other Securities (1)	3,378,562	156,333,384	4.32

Total Healthcare		397,993,822	11.00

Industrials
ABB Ltd.	1,075,628	22,633,068	0.63
Canadian Pacific Railway Ltd.	151,781	21,669,773	0.60
East Japan Railway Co.	273,400	23,572,199	0.65
PostNL NV (1)	5,162,932	22,180,499	0.61
Other Securities (1)(2)	12,748,365	314,844,538	8.70

Total Industrials		404,900,077	11.19

Information Technology
Accenture Plc	190,079	22,263,953	0.62
Infineon Technologies AG	1,459,132	25,239,391	0.70
Samsung Electronic Co. Ltd.	13,652	20,318,450	0.56
SAP SE	230,391	19,930,050	0.55
Taiwan Semiconductor Manufacturing Co Ltd.	1,134,000	6,351,824	0.18
Taiwan Semiconductor Manufacturing Co Ltd. – ADR	1,706,867	49,072,426	1.36
Tencent Holdings Ltd.	1,181,916	28,658,052	0.79
Other Securities (1)(2)	45,600,186	256,233,541	7.07

Total Information Technology		428,067,687	11.83

Materials
Bayer AG	201,246	20,966,576	0.58
Novozymes A/S	585,704	20,155,199	0.56
Syngenta AG	48,208	19,047,123	0.53
Other Securities (1)(2)	3,779,480	50,694,916	1.39

Total Materials		110,863,814	3.06

Real Estate
Various Securities	2,588,795	21,021,220	0.58

Total Real Estate		21,021,220	0.58

Telecommunication Services
Telefonica SA	3,646,153	33,662,707	0.93
Other Securities (1)	21,920,882	106,807,049	2.95

Total Telecommunication Services		140,469,756	3.88

Utilities
Various Securities (1)(2)	9,744,598	62,127,140	1.72

Total Utilities		62,127,140	1.72

Total Common Stocks (Cost: $3,500,676,630)		3,407,951,426	94.16

PREFERRED STOCKS
Consumer Discretionary
Bayer Motoren Werke AG – Preference	756	57,736	0.00	(3)
Porsche Automobil Holding SE	2,112	114,724	0.00	(3)

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report • December 31, 2016

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2016 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets

PREFERRED STOCKS – (continued)
Consumer Discretionary – (continued)
Schaeffler AG	2,371	$34,987	0.00	%(3)
Volkswagen AG – Preference	53,397	7,471,178	0.21

Total Consumer Discretionary		7,678,625	0.21

Consumer Staples
Henkel AG & Co. KGaA – Preference	2,679	318,909	0.01

Industrials
Rolls-Royce Holdings Plc (1)(4)	2,171,154	2,676	0.00	(3)

Materials
Fuchs Petrolub SE – Preferred	993	41,596	0.00	(3)

Total Preferred Stocks (Cost: $7,536,905)		8,041,806	0.22

SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.45% (5)	89,849,134	89,849,134	2.48

	Shares	Value	Percentage of Net Assets

JPMorgan U.S. Government Money Market Fund – Class I, 0.44% (5)	89,597,327	$89,597,327	2.48%

Total Short-Term Investments (Cost: $179,446,461)		179,446,461	4.96

Total Investments in Securities (Cost: $3,687,659,996)		3,595,439,693	99.34

Other Assets in Excess of Liabilities		23,847,186	0.66

Total Net Assets		$3,619,286,879	100.00%

ADR American Depository Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities total $34,512,985, which represents 0.95% of total net assets.

(3)	Amount less than 0.005%.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of this security totals $2,676, which represents 0.00% of total net assets.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Country	% of Net Assets
Australia	2.54%
Austria	0.01
Belgium	0.71
Bermuda	0.33
Brazil	0.79
Canada	1.59
Chile	0.15
China	3.34
Denmark	2.16
Finland	0.74
France	6.89
Germany	6.43
Hong Kong	2.64
India	0.68
Indonesia	0.39
Ireland	2.17
Israel	0.03
Italy	1.71
Japan	17.97
Luxembourg	0.02
Macau	0.01
Malaysia	0.13
Mexico	0.63
Netherlands	4.06

Country	% of Net Assets
New Zealand	0.01%
Norway	0.08
Philippines	0.09
Portugal	0.23
Republic of Korea	1.57
Russia	0.48
Singapore	1.88
South Africa	1.01
Spain	2.98
Sweden	1.60
Switzerland	9.46
Taiwan	1.99
Thailand	0.60
United Kingdom	14.45
United States	1.83
Other (individually each country is less than 0.005%)	0.00

Total Country	94.38

SHORT-TERM INVESTMENTS	4.96

TOTAL INVESTMENTS IN SECURITIES	99.34
OTHER ASSETS IN EXCESS OF LIABILITIES	0.66

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	35

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$11,094,575,761	$5,532,152,151	$2,144,450,094	$2,977,852,046
Cash	46,102	26,555	—	12,020
Receivable for investments sold	77,608,796	36,069,961	12,374,125	—
Receivable for fund shares sold	35,066,915	36,258,117	19,037,097	23,834,950
Receivable from Custodian	535,726	269,533	—	—
Receivable for forward foreign currency exchange contracts	—	670,481	—	—
Dividend and interest receivable	54,760,667	28,497,982	24,755,906	1,722,826
Tax reclaim receivable	—	27,699	—	81,025
Deposits at broker for TBA commitments	—	568,000	—	—
Variation margin on futures contracts	422,949	240,515	—	—
Variation margin on centrally cleared swap contracts	—	4,248	—	—
Prepaid expenses and other assets	192,840	286,199	98,486	32,358
Total Assets	11,263,209,756	5,635,071,441	2,200,715,708	3,003,535,225

Liabilities
Payable for investments purchased	642,427,159	356,725,557	28,767,886	25,025,293
Payable for fund shares redeemed	17,353,316	7,321,305	4,299,532	5,037,508
Payable for forward foreign currency exchange contracts	—	509	—	—
OTC swap contracts, at value	—	301,316	—	—
Payable to Custodian	426,761	—	—	—
Foreign withholding tax payable	—	52	—	—
Payable to Adviser	1,048,169	615,156	307,566	608,643
Payable to Trustees	86,900	7,328	17,745	23,551
Accrued expenses and other liabilities	828,877	222,192	188,672	217,447
Total Liabilities	662,171,182	365,193,415	33,581,401	30,912,442
Net Assets	$10,601,038,574	$5,269,878,026	$2,167,134,307	$2,972,622,783

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$10,622,613,313	$5,354,265,166	$2,205,154,845	$2,910,496,747
Undistributed (distributions in excess of) net investment income	(16,599,823)	(6,682,886)	38,595	(147,026)
Accumulated net realized loss	(35,906,548)	(36,903,066)	(3,881,986)	(118,958,276)
Unrealized net appreciation/(depreciation) on:
Investments	31,782,406	(40,922,854)	(34,177,147)	181,231,338
Foreign currency translation	—	(3,352)	—	—
Futures contracts	(850,774)	(661,362)	—	—
Forward foreign currency exchange contracts	—	669,972	—	—
Swap contracts	—	116,408	—	—
Net Assets	$10,601,038,574	$5,269,878,026	$2,167,134,307	$2,972,622,783
Net Assets	$10,601,038,574	$5,269,878,026	$2,167,134,307	$2,972,622,783
Shares Outstanding	1,056,738,757	529,659,335	218,170,742	290,573,335
Net Asset Value	$10.03	$9.95	$9.93	$10.23

(1) Cost of investments	$11,062,793,355	$5,573,075,005	$2,178,627,241	$2,796,620,708

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2016 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$3,436,592,532	$1,922,475,157	$2,342,759,405	$3,595,439,693
Foreign currency, at value (2)	836,013	—	—	858,167
Cash	91,856	2,973	66,308	—
Receivable for foreign currency transactions	—	—	—	33,971
Receivable for investments sold	—	43,984	3,144,460	325,028
Receivable for fund shares sold	26,316,591	9,334,081	10,074,596	41,800,676
Deposits at broker for futures	16,000	15,000	15,000	—
Receivable from Custodian	—	—	—	1,411,576
Dividend and interest receivable	5,010,456	645,319	3,279,630	4,405,515
Tax reclaim receivable	245,883	—	—	2,273,848
Prepaid expenses and other assets	55,974	37,993	96,188	113,321
Total Assets	3,469,165,305	1,932,554,507	2,359,435,587	3,646,661,795

Liabilities
Payable for investments purchased	6,438,019	6,198,036	10,821,994	20,955,639
Payable for fund shares redeemed	7,680,808	4,164,741	6,349,061	4,689,311
Payable to Custodian	—	—	—	1,350
Variation margin on futures contracts	1,384	1,554	1,708	—
Foreign withholding tax payable	85,788	—	—	399,596
Payable to Adviser	787,958	637,582	853,788	1,038,763
Payable to Trustees	20,175	14,887	7,650	16,976
Accrued expenses and other liabilities	203,220	156,600	109,553	273,281
Total Liabilities	15,217,352	11,173,400	18,143,754	27,374,916
Net Assets	$3,453,947,953	$1,921,381,107	$2,341,291,833	$3,619,286,879

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$3,256,472,025	$1,818,116,833	$2,123,620,000	$3,779,231,840
Undistributed (distributions in excess of) net investment income	(181,027)	(391,340)	669,111	542,433
Accumulated net realized loss	(49,986,341)	(28,342,448)	(75,559,516)	(68,213,343)
Unrealized net appreciation/(depreciation) on:
Investments	247,647,308	131,998,062	292,562,125	(92,220,303)
Foreign currency translation	(4,012)	—	113	(53,748)
Net Assets	$3,453,947,953	$1,921,381,107	$2,341,291,833	$3,619,286,879
Net Assets	$3,453,947,953	$1,921,381,107	$2,341,291,833	$3,619,286,879
Shares Outstanding	323,694,014	184,151,676	217,326,164	378,159,408
Net Asset Value	$10.67	$10.43	$10.77	$9.57

(1) Cost of investments	$3,188,945,224	$1,790,477,095	$2,050,197,280	$3,687,659,996
(2) Cost of foreign currency	836,013	—	—	858,922

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	37

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2016 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$63,517	$382,634	$—	$18,599,350
Less: Foreign taxes withheld and issuance fees	—	(5,061)	—	(52,965)
Interest	133,424,325	56,110,639	21,103,718	198,695
Less: Foreign taxes withheld	—	36,949	—	—
Other income	795,238	419,894	5,623	—
Total investment income	134,283,080	56,945,055	21,109,341	18,745,080

Expenses
Investment advisory fee	17,255,216	8,745,910	3,759,074	5,881,377
Professional fees	149,960	70,380	45,908	46,736
Administration fee	579,140	213,532	134,830	154,560
Fund accounting fees	573,068	149,408	54,740	11,040
Transfer agent fees and expenses	16,468	10,672	9,568	9,476
Trustee fees and expenses	175,352	58,604	29,348	40,572
Printing and mailing expense	104,052	53,452	30,268	52,992
Custody fees	151,248	55,936	12,696	38,180
Insurance expense	28,428	8,096	4,784	7,544
Registration fees	154,284	145,176	77,648	141,404
Offering costs	—	1,618	14,206	—
Other expenses	66,423	14,786	12,236	18,410
Total expenses before fee waivers	19,253,639	9,527,570	4,185,306	6,402,291
Fee waivers by Adviser	(10,920,975)	(5,315,087)	(1,972,110)	(2,573,116)
Net expenses	8,332,664	4,212,483	2,213,196	3,829,175
Net Investment Income	125,950,416	52,732,572	18,896,145	14,915,905

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	20,109,740	(20,823,003)	(3,822,289)	(18,525,663)
TBA sales commitments	223,446	—	—	—
Forward foreign currency exchange contracts	—	94,730	—	—
Foreign currency transactions	—	(241,905)	—	1,494
Futures contracts	(8,559,642)	(5,542,507)	118,961	31,008
Swap contracts	—	(86,470)	—	—
Net realized gain/(loss)	11,773,544	(26,599,155)	(3,703,328)	(18,493,161)
Net change in unrealized appreciation/(depreciation) on:
Investments	(375,722,389)	(113,678,166)	(86,547,960)	107,438,033
TBA sales commitments	(1,367)	—	—	—
Forward foreign currency exchange contracts	—	572,582	—	—
Foreign currency transactions	—	(12,468)	—	(3,016)
Futures contracts	915,322	(2,049,952)	285	(475)
Swap contracts	—	131,704	—	—
Net change in unrealized appreciation/(depreciation)	(374,808,434)	(115,036,300)	(86,547,675)	107,434,542
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(363,034,890)	(141,635,455)	(90,251,003)	88,941,381
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(237,084,474)	$(88,902,883)	$(71,354,858)	$103,857,286

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2016 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Investment Income
Dividend income	$33,057,120	$7,343,585	$17,402,626	$27,768,654
Less: Foreign taxes withheld and issuance fees	(194,722)	(40,459)	(5,088)	(1,837,131)
Interest	234,688	132,288	133,788	247,501
Total investment income	33,097,086	7,435,414	17,531,326	26,179,024
Expenses
Investment advisory fee	6,588,486	5,767,959	6,800,884	9,102,675
Professional fees	43,056	38,824	33,764	47,932
Administration fee	158,976	141,864	146,648	193,292
Fund accounting fees	12,880	28,704	33,580	130,088
Transfer agent fees and expenses	9,844	8,924	9,016	9,476
Trustee fees and expenses	41,400	27,324	24,012	39,376
Printing and mailing expense	41,492	76,544	67,436	83,444
Custody fees	62,928	43,424	67,436	283,268
Insurance expense	6,992	4,508	3,772	6,808
Registration fees	143,796	92,920	54,372	247,572
Offering costs	—	—	—	1,573
Other expenses	14,733	9,588	7,189	14,365
Total expenses before fee waivers	7,124,583	6,240,583	7,248,109	10,159,869
Fee waivers by Adviser	(2,436,743)	(2,208,226)	(2,247,640)	(3,785,290)
Net expenses	4,687,840	4,032,357	5,000,469	6,374,579
Net Investment Income	28,409,246	3,403,057	12,530,857	19,804,445

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	7,184,790	1,935,245	(25,334,072)	(26,842,102)
Foreign currency transactions	(57,872)	—	(64)	(3,083,130)
Futures contracts	106,980	80,483	91,953	—
Net realized gain/(loss)	7,233,898	2,015,728	(25,242,183)	(29,925,232)
Net change in unrealized appreciation/(depreciation) on:
Investments	233,289,757	145,084,736	295,847,337	70,560,188
Foreign currency transactions	(4,850)	—	113	12,320
Futures contracts	(16,897)	(922)	(5,127)	—
Net change in unrealized appreciation/(depreciation)	233,268,010	145,083,814	295,842,323	70,572,508
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	240,501,908	147,099,542	270,600,140	40,647,276
Net Increase/(Decrease) in Net Assets Resulting from Operations	$268,911,154	$150,502,599	$283,130,997	$60,451,721

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	39

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	From July 13, 2015 (1) to June 30, 2016
Operations
Net investment income	$125,950,416	$231,779,154	$52,732,572	$48,780,003
Net realized gain/(loss)	11,773,544	65,404,379	(26,599,155)	12,600,392
Net change in unrealized appreciation/(depreciation)	(374,808,434)	334,150,897	(115,036,300)	74,235,112
Net increase/(decrease) in net assets resulting from operations	(237,084,474)	631,334,430	(88,902,883)	135,615,507
Distributions to Shareholders
Net investment income	(139,890,272)	(253,982,394)	(59,797,933)	(51,492,786)
Net realized gains	(73,473,364)	(16,924,614)	(14,343,061)	(5,487,024)
Total distributions	(213,363,636)	(270,907,008)	(74,140,994)	(56,979,810)
Capital Transactions
Proceeds from shares sold	1,156,009,121	3,118,058,832	1,366,691,012	4,682,322,382
Reinvestment of dividends	213,363,636	270,907,008	74,140,994	56,979,810
Cost of shares redeemed	(1,080,091,910)	(1,598,839,809)	(418,336,196)	(407,511,796)
Net increase/(decrease) from capital transactions	289,280,847	1,790,126,031	1,022,495,810	4,331,790,396
Net increase/(decrease) in net assets	(161,167,263)	2,150,553,453	859,451,933	4,410,426,093
Net Assets
Beginning of period	10,762,205,837	8,611,652,384	4,410,426,093	—
End of period*	$10,601,038,574	$10,762,205,837	$5,269,878,026	$4,410,426,093

* Including undistributed (distribution in excess of) net investment income of:	$(16,599,823)	$(2,659,967)	$(6,682,886)	$382,475

Change in Shares Outstanding
Shares outstanding, beginning of period	1,028,013,351	852,228,279	429,207,231	—
Shares sold	111,751,018	306,024,896	133,896,467	464,114,031
Shares issued to holders in reinvestments of dividends	21,105,116	26,574,504	7,484,205	5,681,926
Shares redeemed	(104,130,728)	(156,814,328)	(40,928,568)	(40,588,726)
Shares outstanding, end of period	1,056,738,757	1,028,013,351	529,659,335	429,207,231

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

40	Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Six Months Ended December 31, 2016 (Unaudited)	From September 14, 2015 (1) to June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
Operations
Net investment income	$18,896,145	$19,152,512	$14,915,905	$22,563,197
Net realized gain/(loss)	(3,703,328)	2,889,375	(18,493,161)	(96,378,262)
Net change in unrealized appreciation/(depreciation)	(86,547,675)	52,370,528	107,434,542	103,732,839
Net increase/(decrease) in net assets resulting from operations	(71,354,858)	74,412,415	103,857,286	29,917,774
Distributions to Shareholders
Net investment income	(19,307,025)	(18,710,793)	(27,066,103)	(13,598,060)
Net realized gains	(2,316,920)	(751,113)	—	—
Total distributions	(21,623,945)	(19,461,906)	(27,066,103)	(13,598,060)
Capital Transactions
Proceeds from shares sold	459,471,496	2,107,230,136	800,181,702	392,563,854
Reinvestment of dividends	21,623,945	19,461,906	27,066,103	13,598,060
Cost of shares redeemed	(192,942,162)	(209,682,720)	(254,420,982)	(686,778,841)
Net increase/(decrease) from capital transactions	288,153,279	1,917,009,322	572,826,823	(280,616,927)
Net increase/(decrease) in net assets	195,174,476	1,971,959,831	649,618,006	(264,297,213)
Net Assets
Beginning of period	1,971,959,831	—	2,323,004,777	2,587,301,990
End of period*	$2,167,134,307	$1,971,959,831	$2,972,622,783	$2,323,004,777

* Including undistributed (distribution in excess of) net investment income of:	$38,595	$449,475	$(147,026)	$12,003,172

Change in Shares Outstanding
Shares outstanding, beginning of period	189,905,395	—	234,806,335	263,257,032
Shares sold	44,959,886	208,572,659	77,824,502	40,329,028
Shares issued to holders in reinvestments of dividends	2,173,241	1,909,748	2,630,331	1,381,917
Shares redeemed	(18,867,780)	(20,577,012)	(24,687,833)	(70,161,642)
Shares outstanding, end of period	218,170,742	189,905,395	290,573,335	234,806,335

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	41

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
Operations
Net investment income	$28,409,246	$40,088,388	$3,403,057	$5,757,322
Net realized gain/(loss)	7,233,898	(56,729,446)	2,015,728	(27,545,681)
Net change in unrealized appreciation/(depreciation)	233,268,010	74,791,086	145,083,814	(17,563,663)
Net increase/(decrease) in net assets resulting from operations	268,911,154	58,150,028	150,502,599	(39,352,022)
Distributions to Shareholders
Net investment income	(29,398,572)	(39,341,020)	(6,879,324)	(3,645,669)
Net realized gains	—	(1,055,143)	—	—
Total distributions	(29,398,572)	(40,396,163)	(6,879,324)	(3,645,669)
Capital Transactions
Proceeds from shares sold	898,276,993	721,481,157	322,374,178	594,799,290
Reinvestment of dividends	29,398,572	40,396,163	6,879,324	3,645,669
Cost of shares redeemed	(308,317,129)	(334,614,371)	(198,255,040)	(332,938,844)
Net increase/(decrease) from capital transactions	619,358,436	427,262,949	130,998,462	265,506,115
Net increase/(decrease) in net assets	858,871,018	445,016,814	274,621,737	222,508,424
Net Assets
Beginning of period	2,595,076,935	2,150,060,121	1,646,759,370	1,424,250,946
End of period*	$3,453,947,953	$2,595,076,935	$1,921,381,107	$1,646,759,370

* Including undistributed (distribution in excess of) net investment income of:	$(181,027)	$808,299	$(391,340)	$3,084,927

Change in Shares Outstanding
Shares outstanding, beginning of period	263,234,341	219,174,548	171,165,757	143,016,696
Shares sold	87,566,872	74,914,480	31,839,073	63,075,409
Shares issued to holders in reinvestments of dividends	2,814,499	4,275,788	657,051	395,838
Shares redeemed	(29,921,698)	(35,130,475)	(19,510,205)	(35,322,186)
Shares outstanding, end of period	323,694,014	263,234,341	184,151,676	171,165,757

The accompanying notes are an integral part of these financial statements.

42	Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	From July 6, 2015 (1) to June 30, 2016
Operations
Net investment income	$12,530,857	$10,756,149	$19,804,445	$40,870,866
Net realized gain/(loss)	(25,242,183)	(49,868,026)	(29,925,232)	(38,898,238)
Net change in unrealized appreciation/(depreciation)	295,842,323	9,329,611	70,572,508	(162,846,559)
Net increase/(decrease) in net assets resulting from operations	283,130,997	(29,782,266)	60,451,721	(160,873,931)
Distributions to Shareholders
Net investment income	(19,093,726)	(4,920,447)	(49,670,345)	(9,875,287)
Net realized gains	—	(620,344)	—	—
Total distributions	(19,093,726)	(5,540,791)	(49,670,345)	(9,875,287)
Capital Transactions
Proceeds from shares sold	423,102,805	1,150,047,952	1,334,304,985	2,870,546,054
Reinvestment of dividends	19,093,726	5,540,791	49,670,345	9,875,287
Cost of shares redeemed	(241,686,322)	(130,656,224)	(241,658,924)	(243,483,026)
Net increase/(decrease) from capital transactions	200,510,209	1,024,932,519	1,142,316,406	2,636,938,315
Net increase/(decrease) in net assets	464,547,480	989,609,462	1,153,097,782	2,466,189,097
Net Assets
Beginning of period	1,876,744,353	887,134,891	2,466,189,097	—
End of period*	$2,341,291,833	$1,876,744,353	$3,619,286,879	$2,466,189,097

* Including undistributed (distribution in excess of) net investment income of:	$669,111	$7,231,980	$542,433	$30,408,333

Change in Shares Outstanding
Shares outstanding, beginning of period	197,601,525	89,850,507	261,005,845	—
Shares sold	41,553,503	121,145,000	136,662,638	285,868,889
Shares issued to holders in reinvestments of dividends	1,766,302	609,548	5,201,083	1,063,002
Shares redeemed	(23,595,166)	(14,003,530)	(24,710,158)	(25,926,046)
Shares outstanding, end of period	217,326,164	197,601,525	378,159,408	261,005,845

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	43

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
		Change in Net Assets Resulting from Operations			Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain / (loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains		Total Distributions
Bridge Builder Core Bond Fund
Six months ended December 31, 2016 (Unaudited)	$10.47	0.12	(0.35)	(0.23)	(0.14)	(0.07)		(0.21)
For the year ended June 30, 2016	$10.10	0.24	0.41	0.65	(0.26)	(0.02)		(0.28)
For the year ended June 30, 2015	$10.14	0.24	(0.04)	0.20	(0.24)	—		(0.24)
For the period 10/28/13(7) - 6/30/14	$10.00	0.14	0.15	0.29	(0.15)	—		(0.15)
Bridge Builder Core Plus Bond Fund
Six months ended December 31, 2016 (Unaudited)	$10.28	0.11	(0.29)	(0.18)	(0.12)	(0.03)		(0.15)
For the period 7/13/15(7) - 6/30/16	$10.00	0.22	0.31	0.53	(0.23)	(0.02)		(0.25)
Bridge Builder Municipal Bond Fund
Six months ended December 31, 2016 (Unaudited)	$10.38	0.09	(0.44)	(0.35)	(0.09)	(0.01)		(0.10)
For the period 9/14/15(7) - 6/30/16	$10.00	0.16	0.38	0.54	(0.15)	(0.01)		(0.16)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2016 (Unaudited)	$9.89	0.04	0.39	0.43	(0.09)	—		(0.09)
For the year ended June 30, 2016	$9.83	0.09	0.02	0.11	(0.05)	—		(0.05)
For the period 4/27/15(7) - 6/30/15	$10.00	0.01	(0.18)	(0.17)	—	—		—
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2016 (Unaudited)	$9.86	0.09	0.82	0.91	(0.10)	—		(0.10)
For the year ended June 30, 2016	$9.81	0.17	0.05	0.22	(0.17)	(0.00	)(8)	(0.17)
For the period 4/27/15(7) - 6/30/15	$10.00	0.03	(0.19)	(0.16)	(0.03)	—		(0.03)
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2016 (Unaudited)	$9.62	0.02	0.83	0.85	(0.04)	—		(0.04)
For the year ended June 30, 2016	$9.96	0.03	(0.35)	(0.32)	(0.02)	—		(0.02)
For the period 4/27/15(7) - 6/30/15	$10.00	0.01	(0.05)	(0.04)	—	—		—
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2016 (Unaudited)	$9.50	0.06	1.30	1.36	(0.09)	—		(0.09)
For the year ended June 30, 2016	$9.87	0.08	(0.38)	(0.30)	(0.06)	(0.01)		(0.07)
For the period 4/27/15(7) - 6/30/15	$10.00	0.02	(0.15)	(0.13)	—	—		—
Bridge Builder International Equity Fund
Six months ended December 31, 2016 (Unaudited)	$9.45	0.02	0.23	0.25	(0.13)	—		(0.13)
For the period 7/6/15(7) - 6/30/16	$10.00	0.16	(0.67)	(0.51)	(0.04)	—		(0.04)

(1)	Annualized for periods less than one year.

(2)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Portfolio turnover is not annualized.

(6)	Excludes securities received in capital contribution in-kind.

(7)	Inception Date.

(8)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

44	Semiannual Report • December 31, 2016

	Ratios/Supplemental Data
			Ratios to Average Net Assets of: (1)
Net asset value, end of period	Total return (2)(3)	Net assets, end of period (millions)	Expenses, before waivers (4)	Expenses, net of waivers (4)	Net investment income/ (loss)	Portfolio turnover rate (5)

$10.03	(2.25)%	$10,601	0.36%	0.15%	2.34%	116%
$10.47	6.51%	$10,762	0.36%	0.16%	2.32%	238%
$10.10	2.01%	$8,612	0.38%	0.18%	2.17%	115%
$10.14	2.91%	$7,005	0.40%	0.20%	1.99%	262	%(6)

$9.95	(1.74)%	$5,270	0.39%	0.17%	2.17%	98%
$10.28	5.43%	$4,410	0.43%	0.23%	2.23%	197%

$9.93	(3.33)%	$2,167	0.40%	0.21%	1.81%	11%
$10.38	5.46%	$1,972	0.43%	0.25%	1.76%	21%

$10.23	4.39%	$2,973	0.48%	0.29%	1.12%	16%
$9.89	1.14%	$2,323	0.49%	0.31%	0.89%	45%
$9.83	(1.70)%	$2,587	0.54%	0.37%	0.86%	7%

$10.67	9.22%	$3,454	0.48%	0.31%	1.90%	15%
$9.86	2.35%	$2,595	0.49%	0.34%	1.83%	33%
$9.81	(1.62)%	$2,150	0.54%	0.40%	2.14%	7%

$10.43	8.81%	$1,921	0.69%	0.45%	0.38%	14%
$9.62	(3.16)%	$1,647	0.71%	0.47%	0.41%	49%
$9.96	(0.40)%	$1,424	0.77%	0.49%	0.51%	12%

$10.77	14.30%	$2,341	0.68%	0.47%	1.18%	29%
$9.50	(3.08)%	$1,877	0.73%	0.54%	1.19%	49%
$9.87	(1.30)%	$887	0.81%	0.62%	1.21%	8%

$9.57	2.69%	$3,619	0.67%	0.42%	1.31%	16%
$9.45	(5.06)%	$2,466	0.69%	0.46%	1.99%	18%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2016	45

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2016, the Trust consisted of nine series, of which the eight active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offer a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

46	Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2016, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Issuance fees, if any, are custodial fees on American Depositary Receipts (ADRs) charged by ADR agents on ADR Dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are amortized or accreted, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

h) Offering and Organizational Costs – Offering costs, including professional fees, printing fees and the offering of the initial registration statement are accounted for as deferred costs until operations begin and are then amortized over a period of twelve months. Organizational costs, if any, are expensed as incurred.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and

Semiannual Report • December 31, 2016	47

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contracts is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/(depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Swap Agreements – Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter

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market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and total return swap agreements to manage its exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap agreement in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as swap variation margin on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the OTC Swap Contracts, at Value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or losses are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap agreement to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap agreement, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/(loss) on swap contracts on the Statements of Operations.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds

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Notes to Financial Statements (Unaudited) (Continued)

purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

d) Noninvestment-Grade Debt – Certain Funds may invest in noninvestment-grade debt, including “high yield” or “junk” bonds. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

e) Restricted Securities – The Funds may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at December 31, 2016 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Adviser has determined the following Funds’ December 31, 2016 restricted securities to be liquid and illiquid pursuant to the Funds’ illiquid and restricted securities guidelines:

	Restricted Securities
Fund	Illiquid	Liquid
Core Bond Fund	$24,071,435	$1,475,096,468
Core Plus Bond Fund	—	683,775,297
Municipal Bond Fund	1,315,405	22,913,651

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light

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Notes to Financial Statements (Unaudited) (Continued)

of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•	Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

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Notes to Financial Statements (Unaudited) (Continued)

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are classified as Level 2.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Unaudited) (Continued)

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Credit default swaps are marked to market daily based on quotations provided by an independent pricing service and are generally categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments.

Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$984,284,392	$56,731,203	$1,041,015,595
Corporate Bonds
Basic Materials	—	145,345,975	—	145,345,975
Communications	—	280,035,156	264,100	280,299,256
Consumer Cyclical	—	191,714,527	21,984	191,736,511
Consumer Non-cyclical	—	462,416,753	—	462,416,753
Diversified	—	7,889,922	—	7,889,922
Energy	—	363,374,939	—	363,374,939
Financials	—	1,338,160,543	—	1,338,160,543
Industrials	—	130,213,270	234,868	130,448,138
Real Estate	—	9,170,022	—	9,170,022
Technology	—	128,166,251	—	128,166,251
Utilities	—	256,958,411	—	256,958,411
Government Related	—	2,246,665,409	—	2,246,665,409
Mortgage-Backed Obligations	—	3,633,748,164	36,153,487	3,669,901,651
Preferred Stocks
Financials	2,376,900	—	—	2,376,900
Short-Term Investments
Money Market Funds	819,153,079	—	—	819,153,079
U.S. Treasury Bills	—	1,496,406	—	1,496,406
Futures Contracts (1)	203,469	—	—	203,469
Total Assets	$821,733,448	$10,179,640,140	$93,405,642	$11,094,779,230
Liabilities
Futures Contracts (1)	$1,054,243	$—	$—	$1,054,243
Total Liabilities	$1,054,243	$—	$—	$1,054,243

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$432,082,024	$—	$432,082,024
Bank Loans	—	91,351,049	579,566	91,930,615
Corporate Bonds
Basic Materials	—	47,033,543	—	47,033,543
Communications	—	178,357,423	—	178,357,423
Consumer Cyclical	—	173,218,460	2,675,353	175,893,813
Consumer Non-cyclical	—	322,501,621	—	322,501,621
Diversified	—	2,443,450	—	2,443,450
Energy	—	166,834,123	—	166,834,123
Financials	—	627,841,398	—	627,841,398
Industrials	—	105,008,404	—	105,008,404
Real Estate	—	41,692,964	—	41,692,964
Technology	—	92,611,434	—	92,611,434
Utilities	—	101,992,343	—	101,992,343
Government Related	—	1,244,086,963	—	1,244,086,963
Mortgage-Backed Obligations	—	1,412,377,597	7,134,456	1,419,512,053
Preferred Stocks
Consumer, Non-cyclical	1,000,854	—	—	1,000,854
Financials	9,172,818	—	—	9,172,818
Industrials	647,156	—	—	647,156
Short-Term Investments
Certificates of Deposit		2,943,984	—	2,943,984
Commercial Papers		4,607,921	—	4,607,921
Money Market Funds	384,029,809	—	—	384,029,809
U.S. Treasury Bills		79,927,438	—	79,927,438
Futures Contracts (1)	140,836	—	—	140,836
Forward Foreign Currency Exchange Contracts (1)	—	670,481	—	670,481
Swap Contracts (1)	—	327,868	—	327,868
Total Assets	$394,991,473	$5,127,910,488	$10,389,375	$5,533,291,336
Liabilities
Futures Contracts (1)	$802,198	$—	$—	$802,198
Forward Foreign Currency Exchange Contracts (1)	—	509	—	509
Swap Contracts (1)	—	301,316	—	301,316
Total Liabilities	$802,198	$301,825	$—	$1,104,023

Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$295,286,777	$—	$295,286,777
General Obligation	—	533,225,311	399,944	533,625,255
General Revenue	—	446,510,626	3,488,107	449,998,733
Healthcare	—	285,554,248	8,222,554	293,776,802
Housing	—	66,853,999	—	66,853,999
Transportation	—	250,059,835	—	250,059,835
Utilities	—	192,567,520	—	192,567,520
Short-Term Investments	62,281,173	—	—	62,281,173
Total Assets	$62,281,173	$2,070,058,316	$12,110,605	$2,144,450,094

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Notes to Financial Statements (Unaudited) (Continued)

Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$493,473,162	$10,480,405	$—	$503,953,567
Consumer Staples	267,100,438	—	—	267,100,438
Energy	109,351,659	—	—	109,351,659
Financials	179,627,866	—	—	179,627,866
Healthcare	433,062,444	—	—	433,062,444
Industrials	248,582,620	—	—	248,582,620
Information Technology	1,010,432,949	—	—	1,010,432,949
Materials	47,666,064	—	—	47,666,064
Real Estate	38,745,460	—	—	38,745,460
Telecommunication Services	32,850,947	—	—	32,850,947
Utilities	89,840	—	—	89,840
Short-Term Investments	106,388,192	—	—	106,388,192
Total Assets	$2,967,371,641	$10,480,405	$—	$2,977,852,046

Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$327,454,209	$24,755,484	$—	$352,209,693
Consumer Staples	287,209,594	—	—	287,209,594
Energy	350,070,374	—	—	350,070,374
Financials	706,087,787	—	—	706,087,787
Healthcare	430,300,353	—	—	430,300,353
Industrials	395,660,344	—	—	395,660,344
Information Technology	347,190,753	34,956,010	—	382,146,763
Materials	255,094,172	—	—	255,094,172
Real Estate	62,680,466	—	—	62,680,466
Telecommunication Services	24,969,514	—	—	24,969,514
Utilities	20,370,685	—	—	20,370,685
Short-Term Investments	169,792,787	—	—	169,792,787
Total Assets	$3,376,881,038	$59,711,494	$—	$3,436,592,532

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$265,902,320	$—	$—	$265,902,320
Consumer Staples	125,348,127	—	—	125,348,127
Energy	56,015,603	—	—	56,015,603
Financials	217,561,218	—	—	217,561,218
Healthcare	326,444,656	—	—	326,444,656
Industrials	311,243,915	—	—	311,243,915
Information Technology	408,435,915	—	—	408,435,915
Materials	68,867,702	—	—	68,867,702
Real Estate	41,358,502	—	—	41,358,502
Telecommunication Services	18,049,128	—	—	18,049,128
Utilities	4,490,152	—	—	4,490,152
Rights
Healthcare	—	—	57,056	57,056
Short-Term Investments	78,700,863	—	—	78,700,863
Total Assets	$1,922,418,101	$—	$57,056	$1,922,475,157

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Notes to Financial Statements (Unaudited) (Continued)

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$240,618,908	$—	$—		$240,618,908
Consumer Staples	42,003,025	—	—		42,003,025
Energy	165,088,024	—	—		165,088,024
Financials	537,034,200	—	—	(2)	537,034,200
Healthcare	170,353,634	—	—		170,353,634
Industrials	355,555,734	—	—		355,555,734
Information Technology	324,066,644	—	—		324,066,644
Materials	158,433,386	—	—		158,433,386
Real Estate	172,442,014	—	—		172,442,014
Telecommunication Services	6,408,699	—	—		6,408,699
Utilities	96,589,982	—	—		96,589,982
Preferred Stocks
Financials	39,960	—	—		39,960
Short-Term Investments	74,125,195	—	—		74,125,195
Total Assets	$2,342,759,405	$—	$—		$2,342,759,405

International Equity Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$57,317,924	$522,113,521	$—		$579,431,445
Consumer Staples	78,439,621	362,441,937	—		440,881,558
Energy	42,973,169	190,941,930	—		233,915,099
Financials	64,875,937	523,403,871	—		588,279,808
Healthcare	67,440,479	330,553,343	—		397,993,822
Industrials	25,317,349	379,582,728	—		404,900,077
Information Technology	160,730,406	267,337,281	—		428,067,687
Materials	—	110,863,814	—		110,863,814
Real Estate	—	21,021,220	—		21,021,220
Telecommunication Services	11,862,309	128,607,447	—		140,469,756
Utilities	68,940	62,058,200	—		62,127,140
Preferred Stocks
Consumer Discretionary	—	7,678,625	—		7,678,625
Consumer Staples	—	318,909	—		318,909
Industrials	—	—	2,676		2,676
Materials	—	41,596	—		41,596
Short-Term Investments	179,446,461	—	—		179,446,461
Total Assets	$688,472,595	$2,906,964,422	$2,676		$3,595,439,693

(1)	Derivative instruments, including futures and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps are reported at value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.

(2)	Includes a security valued at $0.

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Notes to Financial Statements (Unaudited) (Continued)

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price. Transfers from Level 3 to Level 2 are generally the result of increased observable market activity, resulting in an increase in the number of observable inputs used to determine price.

The Core Bond, Core Plus Bond, Municipal Bond, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Plus Bond, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds, have been deemed immaterial.

Below are the transfers between levels for the Core Bond, Core Plus Bond, Municipal Bond and International Equity Funds during the reporting period from July 1, 2016 to December 31, 2016. There were no transfers between levels for the Large Cap Growth, Large Cap Value, Small/Mid Cap Growth and Small/Mid Cap Value Funds during the reporting period ended December 31, 2016.

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	International Equity Fund
Transfers into Level 1	$—	$—	$—	$7,282,984
Transfers out of Level 1	—	—	—	(9,783,615)

Net transfers out of Level 1	$—	$—	$—	$(2,500,631)

Transfers into Level 2 (1)	$23,423,939	$11,501,540	$8,716,335	$9,804,136
Transfers out of Level 2 (2)	(3,354,878)	(2,675,353)	(2,561,653)	(7,282,984)

Net transfers into Level 2	$20,069,061	$8,826,187	$6,154,682	$2,521,152

Transfers into Level 3 (2)	$3,354,878	$2,675,353	$2,561,653	$—
Transfers out of Level 3 (1)	(23,423,939)	(11,501,540)	(8,716,335)	(20,521)

Net transfers into/(out of) Level 3	$(20,069,061)	$(8,826,187)	$(6,154,682)	$(20,521)

(1)	Securities transferred from Level 3 to Level 2 were the result of additional market data being obtained and observed.

(2)	Securities transferred from Level 1 and Level 2 to Level 3 because of the lack of observable market data.

Below is a roll forward which details the activity of securities in Level 3 during the period ended December 31, 2016:

	Core Bond Fund	Municipal Bond Fund
Beginning Balance – June 30, 2016	$89,805,226	$7,663,325
Purchases	54,271,340	12,561,432
Sales proceeds and paydowns	(30,312,063)	(1,600,000)
Transfers into Level 3	3,354,878	2,561,653
Transfer out of Level 3	(23,423,939)	(8,716,335)
Realized gains/(losses), net	113,058	-—
Change in unrealized gains/(losses), net	(402,858)	(359,470)

Ending Balance – December 31, 2016	$93,405,642	$12,110,605

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively. The net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Core Bond and Municipal Bond Funds at December 31, 2016 total $476,499 and $(572,849), respectively.

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

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Notes to Financial Statements (Unaudited) (Continued)

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

The following tables present information about unobservable inputs related to the Funds’ categories of Level 3 investments as of December 31, 2016:

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 12/31/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$8,536,911	Discounted Cash Flow	Internal Rate of Return	7.80%	7.80%
			Life expectancy (in months)	19.44	19.44
Corporate Bonds	$15,837	Discounted Cash Flow	Internal Rate of Return	0.00%	0.00%
Mortgage-Backed Obligations	$2,288,669	Discounted Cash Flow	Internal Rate of Return	2.94%-6.45%	6.45%
			Life expectancy (in months)	3.12-11.16	11.16
Mortgage-Backed Obligations	$4,547,019	Market activity	Recent transaction	$99.56	$99.56

Municipal Bond Fund

Investment Type	Fair Value at 12/31/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Municipal Bonds	$12,110,605	Discounted Cash Flow	Internal Rate of Return	1.39%-6.69%	4.22%

*The tables above do not include Level 3 securities that are valued using a single broker’s quote. At December 31, 2016, the value of these securities was $78,017,206 and $0 for the Core Bond and Municipal Bond Funds, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

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Notes to Financial Statements (Unaudited) (Continued)

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value*	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Interest Rate Risk:
Core Bond Fund	$203,469	$—	$—	$(1,054,243)	$—	$—
Core Plus Bond Fund	140,836	—	—	(802,198)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	670,481	—	—	(509)
Credit Risk:
Core Plus Bond Fund	—	327,868	—	—	(301,316)	—

*	May include cumulative unrealized appreciation/(depreciation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the period ended December 31, 2016.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk:
Core Bond Fund	$(8,559,642)	$—	$—	$915,322	$—	$—
Core Plus Bond Fund	(5,542,507)	—	—	(2,049,952)	—	—
Municipal Bond Fund	118,961	—	—	285	—	—
Equity Risk:
Large Cap Growth Fund	31,008	—	—	(475)	—	—
Large Cap Value Fund	106,980	—	—	(16,897)	—	—
Small/Mid Cap Growth Fund	80,483	—	—	(922)	—	—
Small/Mid Cap Value Fund	91,953	—	—	(5,127)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	94,730	—	—	572,582	—
Credit Risk:
Core Plus Bond Fund	—	—	(86,470)	—	—	131,704

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2016:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral (Pledged)/ Received
Royal Bank of Canada	Forward Foreign Currency Exchange Contracts	$670,481	$—	$670,481	$—	$—	$670,481
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		670,481	—	670,481	—	—	670,481
	Investment Type	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral (Pledged)/ Received
Canadian Imperial Bank of Commerce	Forward Foreign Currency Exchange Contracts	$509	$—	$509	$—	$—	$509
Goldman Sachs	Credit Default Swap	301,316	—	301,316	—	—	301,316
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		301,825	—	301,825	—	—	301,825

The Funds’ average monthly notional amount of derivatives during the period ended December 31, 2016 were as follows:

	Average Monthly Notional Amount of:
	Purchased Futures	Sold Futures	Swaps-Buy Protection	Swaps-Sell Protection	Forward Foreign Currency Exchange Contracts
Core Bond Fund	$442,790,865	$(137,543,315)	$—	$—	$—
Core Plus Bond Fund	225,956,147	(55,278,915)	666,667	7,100,000	6,462,296
Large Cap Growth Fund	338,760	—	—	—	—
Large Cap Value Fund	667,348	—	—	—	—
Small/Mid Cap Growth Fund	1,128,230	—	—	—	—
Small/Mid Cap Value Fund	459,419	—	—	—	—

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

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Notes to Financial Statements (Unaudited) (Continued)

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment management fee at an annual rate of each Fund’s average daily net assets. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the management fees. The Adviser has contractually agreed to waive its management fees to the extent management fees paid to the Adviser exceed the management fees the Adviser is required to pay each Fund’s Sub-advisers. The annual management fee and amounts of management fees waived by the Adviser during the period ended December 31, 2016 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser
Core Bond Fund	0.32%	$(10,920,975)
Core Plus Bond Fund	0.36	(5,315,087)
Municipal Bond Fund	0.36	(1,972,110)
Large Cap Growth Fund	0.44	(2,573,116)
Large Cap Value Fund	0.44	(2,436,743)
Small/Mid Cap Growth Fund	0.64	(2,208,226)
Small/Mid Cap Value Fund	0.64	(2,247,640)
International Equity Fund	0.60	(3,785,290)

None of the management fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Janus Capital Management, LLC Loomis Sayles & Company, L.P. Metropolitan West Asset Management, LLC T.Rowe Price Associates, Inc.
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. Wells Capital Management, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC William Blair Investment Management, LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC
Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC

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Notes to Financial Statements (Unaudited) (Continued)

Fund	Sub-advisers
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

Advisory Research, Inc.

BlackRock Investment Management, LLC

LSV Asset Management

International Equity Fund

Baillie Gifford Overseas Limited

Edinburgh Partners Limited

Manning & Napier Advisors, LLC

Mondrian Investment Partners Limited

WCM Investment Management

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees from the Adviser.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2017, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the following (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

The Trust has agreed to repay the expense reimbursement to the Adviser. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser has up to three fiscal years from the time the expenses were reimbursed to request reimbursement from a Fund. During the period ended December 31, 2016, the Funds did not exceed the Expense Cap, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – U.S. Bancorp Fund Services, LLC (“USBFS”) acts as the Trust’s administrator (the “Administrator”) pursuant to an administration agreement. USBFS provides certain administrative services to the Trust, including, among other responsibilities, fund accounting and certain compliance services. For these services, the Funds pay the administrator monthly, a fee accrued daily and based on average daily net assets. The Funds may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration Fee in the Statements of Operations.

Custodian – U.S. Bank National Association is the custodian (the “Custodian”) for the Trust in accordance with a custodian agreement. Custodian fees are paid monthly and based on assets held in custody, investment purchases

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other funds or accounts that have a common investment adviser (or sub-adviser), commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended December 31, 2016, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases	Sales
Large Cap Growth Fund	$652,782	$420,243
Large Cap Value Fund	2,352,726	486,112
Small/Mid Cap Growth Fund	431,246	375,283
Small/Mid Cap Value Fund	175,261	442,945
International Equity Fund	11,091,039	13,448,336

7. LINE OF CREDIT ARRANGEMENT

The Trust is a party to an unsecured line of credit agreement with U.S. Bank, N.A., expiring June 30, 2017. The arrangement allows the Funds to borrow for temporary purposes to meet large or unexpected redemptions. The Funds collectively may borrow up to $200 million. Interest is charged on borrowings at the prevailing prime rate minus one and one-half percent and is reflected as interest expense on the Statements of Operations. The Funds are not subject to any commitment fees under this arrangement. The Funds did not have any outstanding borrowings under this agreement during the period ended December 31, 2016.

8. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend to another Fund, in aggregate, up to 15% of its current net assets at the time of the loan and a Fund’s loans, in aggregate, to any one Fund under the agreement may not exceed 5% of the lending Fund’s net assets. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of December 31, 2016, the Funds have yet to lend under this agreement.

9. INVESTMENT TRANSACTIONS

For the period ended December 31, 2016, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Purchases:
U.S. Government	$10,642,873,888	$4,349,136,181	$—	$—	$—	$—	$—	$—
Other	1,595,664,127	1,164,329,976	502,885,348	956,271,101	957,244,682	360,068,898	808,398,240	1,487,529,458
Sales:
U.S. Government	10,419,158,853	4,110,234,727	—	—	—	—	—	—
Other	1,562,464,516	430,767,465	225,071,074	398,171,479	424,558,101	239,107,481	594,063,386	452,149,823

10. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or

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Notes to Financial Statements (Unaudited) (Continued)

net asset value per share. For the period ended June 30, 2016, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of organization costs, paydowns and difference between book and tax accretion methods for market premium:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Core Bond Fund	$18,863,749	$(18,863,749)	$—
Core Plus Bond Fund	3,095,258	(3,074,218)	(21,040)
Municipal Bond Fund	7,756	—	(7,756)
Large Cap Growth Fund	(547)	2,887	(2,340)
Large Cap Value Fund	3,698	(1,800)	(1,898)
Small/Mid Cap Growth Fund	1,404	80,790	(82,194)
Small/Mid Cap Value Fund	(12,622)	52,130	(39,508)
International Equity Fund	(587,246)	610,127	(22,881)

At June 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Cost of Investments	$10,988,408,821	$4,748,089,367	$2,019,917,113	$2,283,599,414	$2,588,129,686	$1,662,191,170	$1,897,511,713	$2,614,845,626

Gross Unrealized Appreciation	$434,036,572	$81,660,684	$53,082,189	$197,558,111	$172,033,351	$116,033,310	$88,066,184	$113,061,213
Gross Unrealized Depreciation	(31,924,533)	(11,239,129)	(711,376)	(136,582,732)	(179,851,070)	(137,529,813)	(107,903,446)	(280,735,014)

Net Unrealized Appreciation/(Depreciation)	$402,112,039	$70,421,555	$52,370,813	$60,975,379	$(7,817,719)	$(21,496,503)	$(19,837,262)	$(167,673,801)

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of the amortization of premiums.

As of June 30, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Accumulated Capital and Other Losses	$(11,480,083)	$(1,085,984)	$(28,275)	$(87,648,413)	$(35,030,211)	$(21,948,489)	$(33,761,583)	$(33,711,997)
Undistributed Net Ordinary Income	38,241,415	7,842,821	2,137,977	12,007,887	811,276	3,085,991	7,233,407	30,659,461
Undistributed Tax-Exempt Income	—	—	477,750	—	—	—	—	—
Undistributed Long-Term Capital Gain	—	1,478,345	—	—	—	—	—	—
Unrealized Appreciation/(Depreciation) on Investments	402,112,039	70,421,555	52,370,813	60,975,379	(7,817,719)	(21,496,503)	(19,837,262)	(167,673,801)

Total Accumulated Gain/(Loss)	$428,873,371	$78,656,737	$54,958,265	$(14,665,147)	$(42,036,654)	$(40,359,001)	$(46,365,438)	$(170,726,337)

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, straddle loss deferrals, post-October capital loss deferrals and capital loss carryforwards.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2016, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital Loss Carryforwards
Core Bond Fund	$—
Core Plus Bond Fund	—
Municipal Bond Fund	—
Large Cap Growth Fund	86,626,140
Large Cap Value Fund	35,054,018
Small/Mid Cap Growth Fund	21,940,906
Small/Mid Cap Value Fund	33,724,597
International Equity Fund	33,529,178

At June 30, 2016 the Core Bond Fund deferred, on a tax basis, post-October capital losses of $3,317,008. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the Fund’s next taxable year.

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2016 and June 30, 2015 were as follows:

	Core Bond Fund		Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund
	2016	2015	2016	2016	2016
Distributions paid from:
Net Ordinary Income (1)	$262,062,980	$186,830,832	$56,840,027	$883,304	$13,598,060
Tax-Exempt Income	—	—	—	18,578,602	—
Net Long-Term Capital Gains	8,844,028	—	139,783	—	—
Return of Capital	—	—	—	—	—

Total Distributions Paid	$270,907,008	$186,830,832	$56,979,810	$19,461,906	$13,598,060

	Large Cap Value Fund		Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
	2016	2015	2016	2016	2016
Distributions paid from:
Net Ordinary Income (1)	$40,386,381	$6,142,468	$3,645,669	$5,499,345	$9,875,287
Tax-Exempt Income	—	—	—	—	—
Net Long-Term Capital Gains	9,782	—	—	41,446	—
Return of Capital	—	—	—	—	—

Total Distributions Paid	$40,396,163	$6,142,468	$3,645,669	$5,540,791	$9,875,287

(1)	Net Ordinary Income includes net short-term capital gains, if any.

11. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Current market conditions may pose heightened risks for the Funds. While the U.S. is experiencing historically low interest rates, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets and result in a decline in the value of the fixed income investments held by the

Semiannual Report • December 31, 2016	65

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of your investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as an OTC Swap or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring

66	Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts,

Semiannual Report • December 31, 2016	67

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

12. REGULATORY MATTER

In October 2016, the SEC adopted significant reforms to investment company reporting forms and rules. The reforms include amendments to Regulation S-X that will require investment companies to add certain standardized enhanced disclosures, particularly derivative disclosures, to their financial statements. Compliance with the new and amended rules is required for financial statements filed with the SEC on or after August 1, 2017; adoption will have no material effect on the Funds’ net assets or results of operations.

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

68	Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

Trustees and Officers

Independent Trustees of the Trust

Name	Role	Term	Principal Occupation
Jean E. Carter (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)
Janice L. Innis-Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Retired; Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (2006-2016)
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)
William N. Scheffel (Born: 1953)	Trustee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (2003-2016)
John M. Tesoro (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)

Interested Trustees of the Trust

Name	Role	Term	Principal Occupation
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Chief Executive Officer, Victory Wireline, LLC (2015-Present); Retired (2013-2015); Principal, Investment Advisory, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1986-2012)
William E. Fiala (Born: 1967)	Trustee	Indefinite Term; Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994-Present)

Officers of the Trust

Name	Role	Term	Principal Occupation
Ryan Robson (Born: 1978)	President	Indefinite Term; Since July 1, 2016	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (since 2013); Director, PricewaterhouseCoopers LLP (2010-2013)
Aaron Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 1, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 1, 2015	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (since 2013); Senior Counsel, Wells Fargo Advisors, LLC (2008-2013)
Helge Lee (Born: 1946)	Secretary	Indefinite Term; Since July 1, 2016	Associate General Counsel, Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005-2014)

The business address of the Trustees and Officers is the address of the Trust: 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

Semiannual Report • December 31, 2016	69

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited)

Pursuant to Section 15(a) of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.1

The Board met in person on August 23-24, 2016 (the “Meeting”) to: (i) consider the approval of a new sub-advisory agreement (the “LSV Sub-advisory Agreement”) for the Bridge Builder Small/Mid Cap Value Fund (the “SMID Value Fund”) entered into between the Adviser and LSV Asset Management (“LSV”), and (ii) consider the approval of a new sub-advisory agreement (the “Pzena Sub-advisory Agreement” and, together with the LSV Sub-advisory Agreement, the “New Sub-advisory Agreements”) for the Bridge Builder International Equity Fund (the “International Equity Fund”) entered into between the Adviser and Pzena Investment Management, LLC (“Pzena” and, together with LSV, the “New Sub-advisers”).

In advance of the in-person Meeting and a telephonic Board meeting held on August 15, 2016 to discuss the proposed New Sub-advisory Agreements (together with the in-person Meeting, the “Meetings”), in response to the Independent Trustees’ request for information, the Adviser and each New Sub-adviser furnished information to the Board necessary for the Board to evaluate the terms of each of the New Sub-advisory Agreements. This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by each New Sub-adviser; (ii) each New Sub-adviser’s investment management personnel; (iii) each New Sub-adviser’s operations; (iv) each New Sub-adviser’s investment philosophy and investment process; (v) the sub-advisory fees proposed to be payable to each New Sub-adviser; (vi) each New Sub-adviser’s policies and compliance procedures, including those related to personal securities transactions; and (vii) the investment performance of accounts managed by each New Sub-adviser with strategies similar to the portion of the respective fund proposed to be managed by that New Sub-adviser.

At the Meetings, representatives of the Adviser and each New Sub-adviser also made presentations and responded to questions regarding each New Sub-adviser’s services and fees, as well as other aspects of the New Sub-advisory Agreements. The Independent Trustees received advice from Trust counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory and sub-advisory arrangements, and met in executive session outside the presence of the interested Trustees, Trust management and representatives of the Adviser and the New Sub-advisers to discuss the New Sub-advisory Agreements and the services to be provided by each New Sub-adviser thereunder.

Sub-advisory Agreement with LSV

In considering the approval of the LSV Sub-advisory Agreement, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services to be provided by LSV under the LSV Sub-advisory Agreement. The Board reviewed the portfolio management services proposed to be provided by LSV, including how LSV’s investment approach and process complement those of the other sub-advisers that manage the SMID Value Fund, as well as the background and experience of LSV’s portfolio management personnel. The Board discussed the history of LSV and its experience in the role of sub-adviser to registered investment companies. The Board reviewed the resources of LSV and the terms of the proposed LSV Sub-advisory Agreement. The Trustees also considered other services to be provided to the SMID Value Fund by LSV under the Adviser’s supervision, such as monitoring adherence to the SMID Value Fund’s investment restrictions, monitoring compliance with various SMID Value Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions.

[1]	Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without obtaining shareholder approval under Section 15(a) of the 1940 Act and granting them relief from certain disclosure requirements.

70	Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that LSV is capable of providing services of the type and nature contemplated by the terms of the LSV Sub-advisory Agreement.

2. Fees and Other Expenses. The Trustees reviewed a report on the sub-advisory fees proposed to be payable by the Adviser to LSV. The Trustees considered that the Adviser, not the SMID Value Fund, would pay LSV pursuant to the LSV Sub-advisory Agreement. The Trustees noted, however, that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser with respect to the SMID Value Fund exceed the sub-advisory fees the Adviser is required to pay the SMID Value Fund’s sub-advisers. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by LSV.

3. LSV’s Investment Performance Record. Because LSV is new to the SMID Value Fund, the Board was not able to evaluate an investment performance record for the portion of the SMID Value Fund to be managed by LSV. The Board did consider LSV’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. The Board did not consider profitability of LSV to be a material factor, given that LSV is not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length. The Board noted that LSV had agreed to contractual breakpoints in its fee schedule.

5. Indirect Benefits. The Board noted that SMID Value Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program, sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the SMID Value Fund.

CONCLUSION

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the LSV Sub-advisory Agreement at the Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the LSV Sub-advisory Agreement, including the compensation to be paid thereunder, are reasonable in relation to the services expected to be provided by LSV to the SMID Value Fund and that the appointment of LSV and the approval of the LSV Sub-advisory Agreement would be in the best interests of the SMID Value Fund and its shareholders. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved (a) the appointment of LSV as a sub-adviser to the SMID Value Fund, and (b) the LSV Sub-advisory Agreement.

Sub-advisory Agreement with Pzena

In considering the approval of the Pzena Sub-advisory Agreement, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services to be provided by Pzena under the Pzena Sub-advisory Agreement. The Board reviewed the portfolio management services and investment process proposed by Pzena, including how Pzena’s investment philosophy and process complement those of the other sub-advisers that manage the International Equity Fund. The Board also reviewed the background and experience of Pzena’s portfolio management personnel, their compensation structure, and their succession plans. The Board reviewed Pzena’s resources and the terms of the proposed Pzena Sub-advisory Agreement. The Trustees also considered other services to be provided to the International Equity Fund by Pzena under the Adviser’s supervision, such as monitoring adherence to the International Equity Fund’s investment restrictions, monitoring compliance with various

Semiannual Report • December 31, 2016	71

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

International Equity Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Pzena is capable of providing services of the type and nature contemplated by the terms of the Pzena Sub-advisory Agreement.

2. Fees and Other Expenses. The Trustees reviewed a report on the sub-advisory fees proposed to be payable by the Adviser to Pzena. The Trustees considered that the Adviser, not the International Equity Fund, would pay Pzena pursuant to the Pzena Sub-advisory Agreement. The Trustees noted, however, that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser with respect to the International Equity Fund exceed the sub-advisory fees the Adviser is required to pay the International Equity Fund’s sub-advisers. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by Pzena.

3. Pzena’s Investment Performance Record. Because Pzena is new to the International Equity Fund, the Board was not able to evaluate an investment performance record for the portion of the International Equity Fund to be managed by Pzena. The Board did consider Pzena’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. The Board did not consider profitability of Pzena to be a material factor, given that Pzena is not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length.

5. Indirect Benefits. The Board noted that International Equity Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program, sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the International Equity Fund.

CONCLUSION

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Pzena Sub-advisory Agreement at the Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the Pzena Sub-advisory Agreement, including the compensation to be paid thereunder, are reasonable in relation to the services expected to be provided by Pzena to the International Equity Fund and that the appointment of Pzena and the approval of the Pzena Sub-advisory Agreement would be in the best interests of the International Equity Fund and its shareholders. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved (a) the appointment of Pzena as a sub-adviser to the International Equity Fund, and (b) the Pzena Sub-advisory Agreement.

72	Semiannual Report • December 31, 2016

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the SEC website at http://www.sec.gov as a part of Form N-CSR.

Semiannual Report • December 31, 2016	73

Bridge Builder Mutual Funds

Privacy Policy

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account transactions	* Risk tolerance
	* Transaction history	* Account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

74	Semiannual Report • December 31, 2016

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Bridge Builder Mutual Funds
Bridge Builder mutual funds, available exclusively through Edward Jones Advisory
Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.
Visit www.bridgebuildermutualfunds.com for more information.
Enroll in e-delivery
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Visit www.edwardjones.com/edelivery to learn more and enroll.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 96.90%
Asset-Backed Obligations – 9.82%
ABFC 2005-AQ1 Trust
4.85%, 06/25/2035	$572,715	$583,996
ABFC 2006-OPT1 Trust
0.91%, 09/25/2036	4,960,113	4,655,019
Academic Loan Funding Trust 2012-1
1.38%, 12/27/2022 (Acquired 10/28/2013 through 11/14/2014, Cost $481,502) (1)	480,305	480,884
Academic Loan Funding Trust 2013-1
1.56%, 12/26/2044 (Acquired 11/15/2013, Cost $1,175,395) (1)	1,182,845	1,172,864
Accredited Mortgage Loan Trust 2006-2
0.91%, 09/25/2036	538,396	536,175
Ajax Mortgage Loan Trust 2016-2
4.13%, 10/25/2056 (Acquired 10/20/2016, Cost $1,365,528) (1)	1,368,046	1,361,948
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (Acquired 10/21/2016, Cost $3,056,789) (1)	3,056,789	3,063,273
Ally Auto Receivables Trust 2015-SN1
1.21%, 12/20/2017	323,079	323,098
American Credit Acceptance Receivables Trust 2014-3
2.43%, 06/10/2020 (Acquired 01/28/2015, Cost $91,918) (1)	91,882	91,964
American Credit Acceptance Receivables Trust 2015-1
1.43%, 08/12/2019 (Acquired 03/11/2015, Cost $44,530) (1)	44,531	44,531
American Credit Acceptance Receivables Trust 2015-2
1.57%, 06/12/2019 (Acquired 06/17/2015, Cost $344,609) (1)	344,608	344,698
4.32%, 05/12/2021 (Acquired 06/17/2015, Cost $979,906) (1)	980,000	998,627
American Credit Acceptance Receivables Trust 2016-3
1.70%, 11/12/2020 (Acquired 07/22/2016, Cost $1,046,103) (1)	1,046,137	1,044,307
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023 (Acquired 11/04/2016, Cost $1,411,838) (1)	1,412,000	1,399,772
American Express Credit Account Master Trust 2013-1
1.40%, 02/16/2021	5,250,000	5,247,241

	Principal Amount	Value
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (Acquired 07/16/2015 through 08/12/2015, Cost $1,972,574) (1)	1,926,835	1,977,201
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,396) (1)	300,000	309,716
6.23%, 10/17/2036 (Acquired 04/02/2015, Cost $1,079,883) (1)	1,000,000	1,042,988
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/18/2036 (Acquired 04/06/2015 through 11/12/2015, Cost $616,357) (1)	600,000	615,810
6.42%, 12/18/2036 (Acquired 04/01/2015 through 04/22/2015, Cost $1,094,198) (1)	1,000,000	1,054,978
American Homes 4 Rent 2015-SFR1
3.47%, 04/18/2052 (Acquired 04/01/2015 through 04/13/2015, Cost $2,215,158) (1)	2,181,852	2,192,916
5.64%, 04/18/2052 (Acquired 04/01/2015 through 01/14/2016, Cost $1,448,205) (1)	1,400,000	1,401,298
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/18/2052 (Acquired 09/14/2015, Cost $1,720,885) (1)	1,715,173	1,752,601
AmeriCredit Automobile Receivables 2015-4
1.40%, 04/08/2019	7,587,253	7,596,045
AmeriCredit Automobile Receivables 2016-1
1.40%, 06/10/2019	4,205,346	4,210,355
AmeriCredit Automobile Receivables Trust 2014-1
0.90%, 02/08/2019	396,961	396,905
AmeriCredit Automobile Receivables Trust 2016-2
1.35%, 10/08/2019	6,984,105	6,998,849
1.42%, 10/08/2019	2,483,515	2,485,284
1.60%, 11/09/2020	342,000	341,337
AmeriCredit Automobile Receivables Trust 2016-3
1.21%, 11/08/2019	3,000,000	3,003,237
2.24%, 04/08/2022	4,122,000	4,077,619
2.71%, 09/08/2022	1,383,000	1,359,328
Americredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	890,951
2.41%, 07/08/2022	3,120,000	3,089,515
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-13
4.97%, 01/25/2034	3,606	3,750
Amortizing Residential Collateral Trust 2002-BC5
1.79%, 07/25/2032	4,072,175	4,000,349
Anchor Assets IX LLC
5.13%, 05/15/2020 (Acquired 04/04/2016 through 12/13/2016, Cost $7,485,559) (1)(7)(8)	7,500,000	7,500,000
Apidos CLO IX
2.18%, 07/15/2023 (Acquired 3/27/2015, Cost $2,803,589) (1)	2,803,589	2,805,871

	Principal Amount	Value
Argent Securities, Inc.
1.73%, 12/25/2033	3,570,651	3,411,887
Argent Securities, Inc. Asset Back Pass Through Certificates Series 2004-W5
1.80%, 04/25/2034	3,667,317	3,381,386
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
0.93%, 11/25/2035	4,676,772	4,569,740
ARLP Securitization Trust Series 2015-1
3.97%, 05/25/2055 (Acquired 06/26/2015 through 01/26/2016, Cost $2,780,767) (1)(8)	2,787,512	2,797,965
Asset Backed Securities Co. Home Equity Loan Trust Series 2002-HE3
2.86%, 10/15/2032	245,949	246,187
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
1.44%, 11/25/2033	1,862,969	1,778,287
Asset Backed Securities Co. Home Equity Loan Trust Series 2004-HE6
1.48%, 09/25/2034	2,877,319	2,859,236
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
0.75%, 03/25/2036	3,786,280	3,685,057
Asset-Backed Pass-Through Certificates Series 2004-R2
1.54%, 04/25/2034	522,939	515,347
Atlas Senior Loan Fund IV Ltd.
2.41%, 02/17/2026 (Acquired 12/13/2013 through 04/01/2015, Cost $15,216,280) (1)	15,250,000	15,250,290
Atlas Senior Loan Fund V Ltd.
2.30%, 07/16/2026 (Acquired 10/07/2016, Cost $4,250,000) (1)	4,250,000	4,247,858
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,891,093) (1)	4,900,000	4,874,778
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,304,041) (1)	10,300,000	10,271,814
2.50%, 07/20/2021 (Acquired 01/22/2015, Cost $11,998,962) (1)	12,000,000	11,900,471
2.63%, 12/20/2021 (Acquired 05/20/2015, Cost $7,799,063) (1)	7,800,000	7,698,171
Axis Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (Acquired 04/16/2015, Cost $917,013) (1)	917,034	917,719
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021 (Acquired 10/20/2016, Cost $2,075,891) (1)	2,075,987	2,067,513
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (Acquired 04/07/2015, Cost $1,198,318) (1)	1,198,346	1,186,404
B2R Mortgage Trust 2015-2
3.34%, 11/18/2048 (Acquired 11/10/2015, Cost $2,943,863) (1)	2,943,882	2,969,291
BA Credit Card Trust
1.36%, 09/15/2020	1,200,000	1,199,331

	Principal Amount	Value
Battalion CLO IV Ltd.
2.28%, 10/22/2025 (Acquired 02/14/2014, Cost $7,962,342) (1)	8,000,000	8,013,832
Battalion CLO V Ltd.
2.38%, 04/17/2026 (Acquired 03/07/2014, Cost $9,631,296) (1)	9,650,000	9,670,979
Battalion CLO VIII Ltd.
2.41%, 04/18/2027 (Acquired 02/27/2015, Cost $1,747,504) (1)	1,750,000	1,751,633
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2037	242,971	206,263
Bayview Opportunity Master Fund IIa Trust 2016-RPL3
3.47%, 07/28/2031 (Acquired 07/15/2016, Cost $922,117) (1)	922,117	916,596
Bayview Opportunity Master Fund IIIa Trust 2016-RN3
3.60%, 09/29/2031 (Acquired 09/26/2016, Cost $1,659,034) (1)	1,659,034	1,652,728
BCC Funding Co. X
2.22%, 10/20/2020 (Acquired 06/17/2015, Cost $1,604,887) (1)	1,604,890	1,603,167
BCC Funding XIII LLC
2.20%, 12/20/2021 (Acquired 09/14/2016, Cost $2,516,723) (1)	2,517,000	2,503,672
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.44%, 08/25/2034	7,536,175	7,085,726
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.48%, 08/25/2034	924,542	859,416
Bear Stearns Asset Backed Securities Trust 2003-2
2.26%, 03/25/2043	4,813,152	4,714,050
Bear Stearns Asset Backed Securities Trust 2006-SD1
1.13%, 04/25/2036	45,681	44,421
Benefit Street Partners CLO VII Ltd.
2.41%, 07/18/2027 (Acquired 03/11/2016, Cost $1,979,181) (1)	2,000,000	2,001,990
Blue Elephant Loan Trust 2015-1
3.12%, 12/15/2022 (Acquired 03/17/2015, Cost $285,274) (1)	285,285	285,308
BlueMountain CLO 2015-1 Ltd
2.28%, 04/13/2027 (Acquired 12/13/2016, Cost $775,000) (1)	775,000	774,612
BMW Vehicle Owner Trust 2014-A
0.97%, 11/26/2018	280,444	280,243
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $368,982) (1)	371,771	368,486
Cabela’s Credit Card Master Note Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $784,374) (1)	784,000	784,515

	Principal Amount	Value
California Republic Auto Receivables Trust 2014-3
1.09%, 11/15/2018	250,955	250,946
CAM Mortgage LLC 2015-1
3.50%, 07/15/2064 (Acquired 06/24/2015, Cost $27,438) (1)	27,438	27,436
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023 (7)(8)	5,185,000	5,185,000
Capital Auto Receivables Asset Trust 2016-2
1.32%, 01/22/2019	1,368,000	1,368,485
Capital Auto Receivables Asset Trust 2016-3
1.36%, 04/22/2019	3,314,000	3,315,424
Capital One Multi-Asset Execution Trust
1.15%, 02/15/2022	8,584,000	8,618,870
1.82%, 09/15/2022	10,033,000	10,002,426
Carfinance Capital Auto Trust 2013-1
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $25,380) (1)	25,428	25,496
CarFinance Capital Auto Trust 2014-1
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $343,294) (1)	343,321	345,343
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $887,819) (1)	887,842	887,764
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (Acquired 02/18/2015 through 10/05/2016, Cost $2,874,212) (1)	2,882,943	2,884,661
Carlyle Global Market Strategies CLO 2013-1 Ltd.
2.20%, 02/14/2025 (Acquired 01/02/2014, Cost $2,085,155) (1)	2,100,000	2,102,648
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd.
2.78%, 10/15/2021 (Acquired 05/22/2014, Cost $1,148,904) (1)(7)(8)	1,148,904	901,889
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	28,285	28,277
1.28%, 05/15/2019	275,000	275,082
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	817,564	817,004
CarMax Auto Owner Trust 2015-2
0.82%, 06/15/2018	154,047	154,015
CarMax Auto Owner Trust 2016-4
1.40%, 08/16/2021	5,575,000	5,513,369
Carnow Auto Receivables Trust 2015-1
1.69%, 01/15/2020 (Acquired 09/11/2015, Cost $233,242) (1)	233,242	233,257

	Principal Amount	Value
Carnow Auto Receivables Trust 2016-1
2.26%, 05/15/2019 (Acquired 12/09/2016, Cost $4,368,904) (1)	4,369,000	4,368,901
3.49%, 02/15/2021 (Acquired 12/09/2016, Cost $2,249,710) (1)	2,250,000	2,249,703
Carrington Mortgage Loan Trust Series 2006-OPT1
0.77%, 12/25/2035	973,618	955,171
Catamaran CLO 2014-1 Ltd.
2.43%, 04/20/2026 (Acquired 04/02/2014, Cost $5,491,216) (1)	5,500,000	5,528,649
2.68%, 04/20/2026 (Acquired 04/02/2014, Cost $4,384,863) (1)	4,500,000	4,401,099
Catamaran CLO 2014-2 Ltd
2.31%, 10/18/2026 (Acquired 11/17/2016, Cost $1,000,000) (1)	1,000,000	999,500
Catamaran CLO 2015-1 Ltd.
2.43%, 04/22/2027 (Acquired 03/31/2015 through 04/29/2016, Cost $2,242,459) (1)	2,250,000	2,248,056
Chase Funding Trust Series 2003-4
5.32%, 05/25/2033	194,875	199,948
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	509,143	519,648
5.15%, 11/25/2034	299,034	309,789
Chase Issuance Trust
1.16%, 04/15/2019	19,100,000	19,098,420
1.25%, 06/15/2023	19,794,000	19,854,360
Chrysler Capital Auto Receivables Trust 2016-B
1.64%, 07/15/2021 (Acquired 10/26/2016, Cost $6,523,627) (1)	6,525,000	6,471,563
Citi Held For Asset Issuance 2015-PM1
1.85%, 12/15/2021 (Acquired 07/29/2015, Cost $135,500) (1)	135,500	135,479
Citi Held For Asset Issuance 2016-MF1
4.48%, 08/15/2022 (Acquired 02/26/2016, Cost $1,907,514) (1)	1,911,113	1,933,981
6.64%, 08/15/2022 (Acquired 02/26/2016, Cost $3,237,762) (1)	3,250,000	3,370,927
Citigroup Mortgage Loan Trust, Inc.
1.12%, 10/25/2035	1,734,072	1,720,361
Colony American Finance 2016-2 Ltd
2.55%, 11/18/2048 (Acquired 11/02/2016, Cost $1,353,264) (1)	1,353,305	1,317,474
Conseco Financial Co.
6.40%, 10/15/2018	2,616	2,617
7.05%, 01/15/2019	746	755
6.24%, 12/01/2028	43,814	45,466
6.22%, 03/01/2030	107,895	114,245
6.18%, 04/01/2030	31,668	33,399
Consumer Credit Origination Loan Trust 2015-1
2.82%, 03/15/2021 (Acquired 02/03/2015, Cost $127,609) (1)	127,612	127,692

	Principal Amount	Value
Continental Credit Card 2016-1
4.56%, 01/15/2023 (Acquired 12/13/2016, Cost $2,036,995) (1)	2,037,000	2,036,995
COOF Securitization Trust 2014-1 Ltd.
3.12%, 06/15/2040 IO (Acquired 05/16/2014, Cost $389,864) (1)	2,343,872	263,175
Countrywide Asset-Backed Certificates
4.79%, 02/25/2033	206,473	180,162
5.12%, 02/25/2035	66,476	67,386
4.54%, 12/25/2035	336,965	345,157
4.66%, 12/25/2035	117,788	100,754
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $210,465) (1)	210,676	209,955
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014 through 12/19/2016, Cost $106,861) (1)	106,936	106,892
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018 (Acquired 06/06/2014, Cost $347,282) (1)	347,291	346,990
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014 through 06/18/2015, Cost $716,285) (1)	716,353	716,133
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,977) (1)	558,000	556,361
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014 through 10/05/2016, Cost $960,754) (1)	960,699	960,967
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,977) (1)	525,000	527,887
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (Acquired 03/19/2015 through 10/05/2016, Cost $922,335) (1)	922,320	922,589
4.00%, 02/16/2021 (Acquired 03/19/2015, Cost $445,958) (1)	446,000	444,504
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (Acquired 06/09/2015 through 12/13/2016, Cost $2,336,663) (1)	2,336,580	2,337,866
4.20%, 05/17/2021 (Acquired 06/09/2015, Cost $1,904,934) (1)	1,905,000	1,903,968
CPS Auto Receivables Trust 2015-C
1.77%, 06/17/2019 (Acquired 09/11/2015 through 10/20/2016, Cost $2,488,219) (1)	2,487,307	2,490,608
4.63%, 08/16/2021 (Acquired 09/11/2015, Cost $1,375,830) (1)	1,376,000	1,376,016
CPS Auto Receivables Trust 2016-A
2.25%, 10/15/2019 (Acquired 01/22/2016, Cost $1,362,678) (1)	1,362,693	1,368,300
CPS Auto Receivables Trust 2016-B
2.07%, 11/15/2019 (Acquired 04/14/2016 through 05/20/2016, Cost $4,360,399) (1)	4,359,509	4,374,398
CPS Auto Receivables Trust 2016-C
1.62%, 01/15/2020 (Acquired 07/18/2016, Cost $7,751,870) (1)	7,751,870	7,749,238
3.27%, 06/15/2022 (Acquired 07/18/2016, Cost $839,928) (1)	840,000	839,353

	Principal Amount	Value
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $189,338) (1)	189,215	189,247
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $111,435) (1)	111,415	111,399
1.50%, 06/15/2020 (Acquired 10/13/2016, Cost $7,068,796) (1)	7,069,270	7,062,236
Credit Acceptance Auto Loan Trust 2014-1
1.55%, 10/15/2021 (Acquired 01/21/2015, Cost $232,404) (1)	232,569	232,558
Credit Acceptance Auto Loan Trust 2014-2
1.88%, 03/15/2022 (Acquired 09/01/2015 through 02/22/2016, Cost $2,559,076) (1)	2,562,353	2,565,907
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (Acquired 08/12/2015, Cost $2,820,928) (1)	2,821,000	2,830,498
3.76%, 02/15/2024 (Acquired 08/12/2015, Cost $433,999) (1)	434,000	430,672
Credit-Based Asset Servicing & Securitization LLC
3.99%, 12/25/2035	21,035	20,841
CSMC 2016-RPL1 Trust
3.74%, 12/26/2046 (Acquired 11/28/2016, Cost $13,981,142) (1)	14,016,127	13,821,499
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035	52,554	52,858
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 06/25/2035	87,975	89,830
CWABS Asset-Backed Certificates Trust 2005-11
4.72%, 12/25/2032	421,673	427,718
CWABS Asset-Backed Certificates Trust 2005-17
4.63%, 03/25/2036	49,277	76,376
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.37%, 01/25/2034	30,011	29,931
CWABS, Inc. Asset-Backed Certificates Series 2004-1
1.33%, 03/25/2034	66,726	64,400
1.41%, 03/25/2034	9,961	9,239
1.14%, 04/25/2034	1,112	941
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
1.48%, 10/25/2034	27,973	26,370
1.36%, 11/25/2034	1,228,968	1,197,526
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	22,083	21,819
Discover Card Execution Note Trust
1.39%, 03/15/2022	9,887,000	9,769,572

	Principal Amount	Value
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (Acquired 03/12/2015, Cost $1,765,786) (1)	1,766,000	1,795,591
Drive Auto Receivables Trust 2015-B
2.12%, 06/17/2019 (Acquired 05/20/2015, Cost $610,294) (1)	610,307	610,961
3.84%, 07/15/2021 (Acquired 05/20/2015, Cost $1,920,719) (1)	1,921,000	1,934,099
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (Acquired 07/15/2015, Cost $926,463) (1)	926,471	938,432
Drive Auto Receivables Trust 2016-B
1.38%, 08/15/2018 (Acquired 05/18/2016, Cost $3,843,847) (1)	3,843,888	3,845,002
2.56%, 06/15/2020 (Acquired 05/18/2016, Cost $635,993) (1)	636,000	639,701
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024 (Acquired 11/16/2016, Cost $2,995,470) (1)	2,996,000	2,971,682
DT Auto Owner Trust 2015-2
4.25%, 02/15/2022 (Acquired 06/10/2015, Cost $1,355,976) (1)	1,356,000	1,371,218
DT Auto Owner Trust 2015-3
1.66%, 03/15/2019 (Acquired 10/07/2015, Cost $1,436,437) (1)	1,436,524	1,436,983
DT Auto Owner Trust 2016-1
2.00%, 09/16/2019 (Acquired 01/13/2016, Cost $1,099,232) (1)	1,099,248	1,100,515
DT Auto Owner Trust 2016-2
1.73%, 08/15/2019 (Acquired 04/06/2016, Cost $541,778) (1)	541,790	542,240
DT Auto Owner Trust 2016-3
1.75%, 11/15/2019 (Acquired 06/08/2016, Cost $5,083,722) (1)	5,083,730	5,088,902
2.65%, 07/15/2020 (Acquired 06/08/2016, Cost $1,099,890) (1)	1,100,000	1,105,291
DT Auto Owner Trust 2016-4
1.44%, 11/15/2019 (Acquired 09/28/2016, Cost $7,126,672) (1)	7,127,000	7,116,429
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022 (Acquired 10/27/2016, Cost $1,304,845) (1)(8)	1,305,000	1,298,138
Exeter Automobile Receivables Trust 2014-2
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,981) (1)	335,000	336,847
Exeter Automobile Receivables Trust 2014-3
1.32%, 01/15/2019 (Acquired 10/09/2014 through 02/18/2016, Cost $161,873) (1)	161,939	161,875
2.77%, 11/15/2019 (Acquired 10/09/2014, Cost $666,969) (1)	667,000	668,566
Exeter Automobile Receivables Trust 2015-1
1.60%, 06/17/2019 (Acquired 02/26/2015 through 10/05/2016, Cost $417,597) (1)	417,610	417,811
2.84%, 03/16/2020 (Acquired 02/26/2015, Cost $1,124,895) (1)	1,125,000	1,129,715
Exeter Automobile Receivables Trust 2015-2
1.54%, 11/15/2019 (Acquired 05/12/2015 through 10/05/2016, Cost $806,921) (1)	806,968	807,110

	Principal Amount	Value
Exeter Automobile Receivables Trust 2016-1
2.35%, 07/15/2020 (Acquired 02/04/2016, Cost $1,732,237) (1)	1,732,336	1,738,446
5.52%, 10/15/2021 (Acquired 02/04/2016, Cost $2,229,887) (1)	2,230,000	2,300,584
Exeter Automobile Receivables Trust 2016-2
2.21%, 07/15/2020 (Acquired 05/09/2016, Cost $1,291,809) (1)	1,291,891	1,295,094
Exeter Automobile Receivables Trust 2016-3
1.84%, 11/16/2020 (Acquired 10/03/2016, Cost $7,615,887) (1)	7,616,363	7,605,392
Fifth Third Auto Trust 2014-3
0.96%, 03/15/2019	210,139	209,984
First Investors Auto Owner Trust 2013-3
1.44%, 10/15/2019 (Acquired 05/06/2015 through 02/19/2016, Cost $153,648) (1)	153,570	153,560
First Investors Auto Owner Trust 2014-3
1.67%, 11/16/2020 (Acquired 11/07/2014 through 12/02/2015, Cost $625,188) (1)	626,210	626,471
First Investors Auto Owner Trust 2015-1
1.21%, 04/15/2019 (Acquired 04/16/2015, Cost $185,956) (1)	185,957	185,934
First Investors Auto Owner Trust 2015-2
1.59%, 12/16/2019 (Acquired 08/16/2015, Cost $782,349) (1)	782,350	782,100
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $279,987) (1)	280,000	283,876
First Investors Auto Owner Trust 2016-1
1.92%, 05/15/2020 (Acquired 03/03/2016, Cost $658,975) (1)	659,599	661,006
First Investors Auto Owner Trust 2016-2
1.53%, 11/16/2020 (Acquired 09/12/2016, Cost $6,172,806) (1)	6,173,199	6,165,581
FirstKey Lending 2015-SFR1 Trust
3.42%, 03/09/2047 (Acquired 04/09/2015, Cost $1,454,212) (1)	1,442,000	1,435,462
2.55%, 03/11/2047 (Acquired 04/09/2015, Cost $3,211,752) (1)	3,205,237	3,188,696
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $13,334) (1)	13,334	13,334
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014 through 10/05/2016, Cost $278,948) (1)	279,174	279,087
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,981) (1)	280,000	280,462
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014 through 10/05/2016, Cost $602,782) (1)	603,149	603,065
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,956) (1)	892,000	895,320
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,960) (1)	440,000	440,638
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (Acquired 03/05/2015 through 10/05/2016, Cost $1,187,451) (1)	1,187,544	1,184,122

	Principal Amount	Value
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (Acquired 10/28/2015, Cost $1,304,959) (1)	1,304,961	1,310,004
3.68%, 03/15/2022 (Acquired 10/28/2015, Cost $567,917) (1)	568,000	576,611
4.65%, 03/15/2022 (Acquired 10/28/2015, Cost $566,876) (1)	567,000	572,889
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (Acquired 02/19/2016, Cost $1,692,542) (1)	1,695,320	1,707,863
6.22%, 06/15/2022 (Acquired 02/19/2016, Cost $2,983,139) (1)	3,000,000	3,163,474
Flagship Credit Auto Trust 2016-2
2.28%, 05/15/2020 (Acquired 04/25/2016, Cost $1,214,794) (1)	1,214,812	1,219,192
Flagship Credit Auto Trust 2016-3
1.61%, 12/16/2019 (Acquired 12/12/2016, Cost $6,533,321) (1)	6,533,386	6,535,237
Flagship Credit Auto Trust 2016-4
1.47%, 03/16/2020 (Acquired 10/19/2016, Cost $4,411,876) (1)	4,412,180	4,407,953
2.71%, 11/15/2022 (Acquired 10/19/2016, Cost $1,742,905) (1)	1,743,000	1,711,229
Flatiron CLO 2013-1 Ltd.
2.28%, 01/17/2026 (Acquired 02/19/2015, Cost $746,679) (1)	750,000	749,995
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	277,579	277,479
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	640,284	639,900
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (Acquired 02/20/2015 through 02/23/2015, Cost $6,855,250) (1)	6,820,000	6,873,630
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	820,014	820,318
Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021	7,648,000	7,582,982
1.40%, 02/15/2022	5,634,000	5,535,974
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (Acquired 02/23/2016, Cost $6,998,457) (1)	7,000,000	6,979,744
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (Acquired 06/20/2016 through 12/20/2016, Cost $3,517,728) (1)	3,520,000	3,458,311
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,899,232) (1)	4,900,000	4,940,147
Ford Credit Floorplan Master Owner Trust A
1.95%, 11/15/2021	2,802,000	2,790,547
Fremont Home Loan Trust 2004-2
1.61%, 07/25/2034	1,229,294	1,124,507
Galaxy XVIII CLO Ltd.
2.35%, 10/15/2026 (Acquired 07/11/2014, Cost $2,250,000) (1)	2,250,000	2,249,564

	Principal Amount	Value
GCAT 2015-2
3.75%, 07/25/2020 (Acquired 07/22/2015 through 07/27/2015, Cost $2,388,821) (1)	2,389,997	2,391,736
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	99	99
6.71%, 04/25/2029	45,006	37,530
GE Mortgage Services LLC
6.74%, 12/25/2028	6	5
GLC II Trust 2013-1
4.00%, 12/18/2020 (Acquired 12/23/2014, Cost $195,655) (1)	195,655	191,996
GLC Trust 2013-1
3.00%, 07/15/2021 (Acquired 07/01/2014, Cost $536,054) (1)(8)	537,921	530,390
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020 (Acquired 06/26/2015, Cost $1,118,117) (1)	1,118,117	1,118,317
4.43%, 12/15/2020 (Acquired 06/26/2015, Cost $953,977) (1)	954,000	968,168
GLS Auto Receivables Trust 2016-1
2.73%, 10/15/2020 (Acquired 05/12/2016, Cost $2,286,072) (1)	2,286,217	2,285,557
4.39%, 01/15/2021 (Acquired 05/12/2016, Cost $959,983) (1)	960,000	957,736
GM Financial Automobile Leasing Trust 2015-1
1.10%, 12/20/2017	373,557	373,538
1.53%, 09/20/2018	1,198,000	1,199,586
1.73%, 06/20/2019	502,000	502,995
GMAT 2013-1 Trust
6.97%, 08/25/2053 (Acquired 11/06/2013 through 02/10/2014, Cost $597,568) (1)	597,186	598,333
GMF Floorplan Owner Revolving Trust
1.04%, 05/15/2020 (Acquired 05/13/2015, Cost $4,600,000) (1)	4,600,000	4,602,003
1.55%, 05/17/2021 (Acquired 05/24/2016, Cost $4,900,000) (1)	4,900,000	4,925,809
GO Financial Auto Securitization Trust 2015-1
3.59%, 10/15/2020 (Acquired 05/19/2015, Cost $974,187) (1)	974,214	970,136
GO Financial Auto Securitization Trust 2015-2
3.27%, 11/15/2018 (Acquired 11/19/2015, Cost $832,703) (1)	832,703	833,022
4.80%, 08/17/2020 (Acquired 11/19/2015, Cost $1,872,866) (1)	1,873,000	1,905,162
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $1,065,249) (1)	1,065,423	1,058,146
Green Tree Agency Advance Funding Trust I
2.38%, 10/15/2048 (Acquired 09/28/2016, Cost $1,186,997) (1)	1,187,000	1,177,350

	Principal Amount	Value
GSAA Trust
1.08%, 03/25/2035	5,746,915	5,667,744
1.03%, 06/25/2035	913,085	895,387
GSAMP Trust 2005-WMC2
1.07%, 11/25/2035	3,430,581	3,353,128
HERO Funding Trust 2016-3
3.08%, 09/22/2042 (Acquired 09/15/2016, Cost $1,755,275) (1)(8)	1,755,411	1,730,168
Hertz Vehicle Financing II LP
2.67%, 09/25/2021 (Acquired 09/30/2015, Cost $7,998,682) (1)	8,000,000	7,866,003
Hertz Vehicle Financing LLC 2016-1
2.32%, 03/25/2020 (Acquired 02/04/2016, Cost $8,698,670) (1)	8,700,000	8,640,072
Hertz Vehicle Financing LLC 2016-4
2.65%, 07/25/2022 (Acquired 06/01/2016, Cost $2,599,856) (1)	2,600,000	2,516,761
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.96%, 03/25/2036	66,927	61,696
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	249,959	249,748
Honda Auto Receivables 2016-3 Owner Trust
1.33%, 11/18/2022	7,975,000	7,868,663
Honda Auto Receivables 2016-4 Owner Trust
1.21%, 12/18/2020	6,683,000	6,628,028
1.36%, 01/18/2023	4,938,000	4,856,092
HSBC Home Equity Loan Trust USA 2007-1
0.76%, 03/20/2036	13,680	13,654
HSBC Home Equity Loan Trust USA 2007-3
1.76%, 11/20/2036	236,227	235,859
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	706,413	705,859
Hyundai Auto Receivables Trust 2015-B
0.69%, 04/16/2018	41,423	41,418
1.12%, 11/15/2019	1,024,000	1,022,084
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	211	211
Invitation Homes 2014-SFR1 Trust
1.74%, 06/19/2031 (Acquired 05/14/2015, Cost $1,935,608) (1)	1,941,848	1,934,793
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.89%, 07/25/2036	3,896,973	3,778,842
Kabbage Funding 2014-1 Resecuritization Trust
3.41%, 03/08/2018 (Acquired 11/02/2016 through 12/16/2016, Cost $1,790,056) (1)	1,800,000	1,785,600

	Principal Amount	Value
KGS-Alpha SBA COOF Trust
0.63%, 05/25/2039 IO (Acquired 10/28/2013, Cost $162,699) (1)	5,055,591	81,188
KGS-Alpha SBA COOF Trust 2014-2
3.04%, 04/25/2040 IO (Acquired 10/21/2014, Cost $398,133) (1)	2,273,100	262,632
KSBA 2012-2 A
0.86%, 08/25/2038 (Acquired 02/19/2014, Cost $493,414) (1)	7,561,703	187,326
KVK CLO 2014-1 Ltd.
2.50%, 05/15/2026 (Acquired 03/05/2014, Cost $7,786,361) (1)	7,800,000	7,798,183
3.67%, 05/15/2026 (Acquired 03/05/2014, Cost $2,000,000) (1)	2,000,000	2,001,640
KVK CLO 2014-2 Ltd.
2.43%, 07/15/2026 (Acquired 06/02/2014, Cost $4,243,208) (1)	4,250,000	4,254,080
KVK CLO 2015-1 Ltd.
2.49%, 05/20/2027 (Acquired 04/22/2015, Cost $249,858) (1)	250,000	250,239
LendingClub Issuance Trust Series 2016-NP1
3.75%, 06/15/2022 (Acquired 07/29/2016, Cost $1,329,943) (1)	1,328,352	1,334,939
3.00%, 01/17/2023 (Acquired 11/30/2016, Cost $1,500,000) (1)	1,500,000	1,500,000
Lendmark Funding Trust 2016-A
4.82%, 08/21/2023 (Acquired 02/26/2016, Cost $2,396,699) (1)	2,397,000	2,449,152
Lila Mexican Holdings Llc
3.54%, 08/11/2022 (8)	4,490,730	4,407,881
Limerock CLO II Ltd.
2.38%, 04/18/2026 (Acquired 01/28/2015, Cost $249,033) (1)	250,000	249,943
Long Beach Mortgage Loan Trust 2004-1
1.51%, 02/25/2034	1,470,643	1,418,748
Long Beach Mortgage Loan Trust 2004-3
1.45%, 07/25/2034	55,629	53,692
Long Beach Mortgage Loan Trust 2006-WL2
0.96%, 01/25/2036	47,876	47,329
LV Tower 52 Issuer 2013-1
5.50%, 07/15/2019 (Acquired 08/03/2015, Cost $2,650,369) (1)(7)(8)	2,650,369	2,611,674
7.50%, 07/15/2019 (Acquired 08/03/2015, Cost $738,167) (1)(7)(8)	738,167	719,491
Magnetite IX Ltd.
2.30%, 07/25/2026 (Acquired 08/18/2014, Cost $2,248,853) (1)	2,250,000	2,250,927
Magnetite XI Ltd.
2.33%, 01/19/2027 (Acquired 12/04/2014, Cost $1,493,628) (1)	1,500,000	1,504,397
MarketPlace Loan Trust 2015-OD3
5.25%, 09/17/2017 (Acquired 09/10/2015, Cost $240,664) (1)(8)	240,918	239,714

	Principal Amount	Value
Marlette Funding Trust 2016-1
3.06%, 01/17/2023 (Acquired 07/20/2016, Cost $2,699,301) (1)	2,700,041	2,699,380
Mastr Asset Backed Securities Trust 2005-HE1
1.48%, 05/25/2035	1,121,064	1,107,685
Mastr Asset Backed Securities Trust 2006-NC1
0.89%, 01/25/2036	3,890,409	3,822,889
Mercedes-Benz Auto Receivables Trust 2015-1
0.82%, 06/15/2018	658,856	658,653
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $907,121) (1)	913,168	952,307
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $436,244) (1)	426,444	436,032
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $790,061) (1)	767,369	811,082
Mill Creek II CLO Ltd
2.63%, 04/20/2028 (Acquired 03/21/2016, Cost $3,750,000) (1)	3,750,000	3,784,118
Morgan Stanley ABS Capital I Inc. Trust 2004-NC1
1.81%, 12/27/2033	3,647,890	3,552,353
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
1.46%, 11/25/2034	5,620,012	5,228,756
Nationstar HECM Loan Trust 2015-2A
2.88%, 11/25/2025 (Acquired 11/19/2015, Cost $712,473) (1)	712,473	712,758
4.11%, 11/25/2025 (Acquired 11/19/2015, Cost $1,963,997) (1)	1,964,000	1,964,615
Nationstar HECM Loan Trust 2016-1A
4.36%, 02/25/2026 (Acquired 02/25/2016, Cost $1,962,000) (1)(8)	1,962,000	1,951,248
Nationstar HECM Loan Trust 2016-2
2.24%, 06/25/2026 (Acquired 06/23/2016, Cost $841,092) (1)(8)	841,092	843,984
Nationstar HECM Loan Trust 2016-3
2.01%, 08/25/2026 (Acquired 08/11/2016, Cost $1,129,625) (1)	1,129,626	1,132,055
Navient Student Loan Trust 2016-2
1.51%, 06/25/2065 (Acquired 04/05/2016, Cost $2,050,733) (1)	2,050,733	2,058,229
New Century Home Equity Loan Trust Series 2003-5
5.17%, 11/25/2033	283,782	286,983
Nissan Auto Lease Trust 2015-A
0.99%, 11/15/2017	162,256	162,245
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	261,423	261,220

	Principal Amount	Value
NRPL Trust 2015-1
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $1,805,013) (1)	1,805,013	1,790,319
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $958,845) (1)	1,000,000	967,836
NRPL Trust 2015-2
3.75%, 10/25/2057 (Acquired 06/04/2015, Cost $3,890,389) (1)	3,905,854	3,828,923
3.75%, 10/25/2057 (Acquired 03/08/2016, Cost $1,157,494) (1)	1,250,000	1,155,670
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1
2.75%, 06/15/2049 (Acquired 06/23/2016, Cost $2,538,000) (1)	2,538,000	2,528,483
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (Acquired 04/04/2016, Cost $762,332) (1)	765,190	759,276
Oakwood Mortgage Investors, Inc.
6.45%, 11/15/2017	3,393	3,437
Ocwen Master Advance Receivables Trust
3.21%, 11/15/2047 (Acquired 11/06/2015, Cost $4,767,959) (1)	4,768,000	4,767,000
4.20%, 11/15/2047 (Acquired 11/06/2015, Cost $729,998) (1)(8)	730,000	730,281
4.69%, 11/15/2047 (Acquired 11/06/2015, Cost $1,749,999) (1)(8)	1,750,000	1,763,125
2.52%, 08/17/2048 (Acquired 08/03/2016, Cost $2,708,998) (1)	2,709,000	2,697,510
4.25%, 08/17/2048 (Acquired 08/03/2016, Cost $2,037,959) (1)(8)	2,037,963	2,016,938
OnDeck Asset Securitization Trust II LLC
4.21%, 05/17/2020 (Acquired 04/27/2016, Cost $1,982,907) (1)	1,983,000	1,983,547
7.63%, 05/17/2020 (Acquired 04/27/2016, Cost $507,985) (1)(8)	508,000	513,429
OneMain Direct Auto Receivables Trust 2016-1
2.04%, 01/15/2021 (Acquired 07/12/2016, Cost $4,608,796) (1)	4,608,971	4,616,600
4.58%, 09/15/2021 (Acquired 07/12/2016, Cost $666,940) (1)	667,000	670,967
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014 through 04/16/2014, Cost $1,363,954) (1)	1,363,870	1,363,923
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,954) (1)	402,000	403,592
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014 through 08/04/2014, Cost $3,067,302) (1)	3,066,393	3,067,593
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,864,000) (1)	1,864,000	1,863,058
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (Acquired 01/28/2015, Cost $3,451,233) (1)	3,452,000	3,475,980
3.85%, 03/18/2026 (Acquired 02/13/2015, Cost $500,235) (1)	500,000	500,199
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 05/12/2015 through 09/25/2015, Cost $18,062,059) (1)	18,062,000	18,061,307
3.10%, 07/18/2025 (Acquired 05/12/2015, Cost $1,626,642) (1)	1,627,000	1,606,991

	Principal Amount	Value
OneMain Financial Issuance Trust 2016-1A
3.66%, 02/20/2029 (Acquired 09/19/2016 through 09/20/2016, Cost $2,705,271) (1)	2,645,000	2,672,965
6.00%, 02/20/2029 (Acquired 05/12/2016, Cost $1,873,182) (1)	1,900,000	1,947,789
OneMain Financial Issuance Trust 2016-2
5.67%, 03/20/2028 (Acquired 07/19/2016, Cost $3,671,905) (1)(8)	3,675,000	3,748,500
Oportunity Funding II LLC
4.70%, 03/08/2021 (Acquired 02/12/2016, Cost $2,900,835) (1)	2,901,000	2,921,972
6.41%, 03/08/2021 (Acquired 02/12/2016, Cost $810,950) (1)	811,000	803,357
Oportunity Funding III LLC
3.69%, 07/08/2021 (Acquired 06/22/2016, Cost $3,331,709) (1)	3,332,000	3,329,359
Oportunity Funding IV LLC
4.85%, 11/08/2021 (Acquired 10/14/2016, Cost $723,577) (1)	723,661	718,637
Option One Mortgage Loan Trust
1.43%, 02/25/2033	3,561,951	3,418,524
Option One Mortgage Loan Trust 2004-3
1.49%, 11/25/2034	1,691,802	1,573,088
OZLM Funding II Ltd
2.00%, 10/30/2027 (Acquired 10/06/2016, Cost $4,500,000) (1)	4,500,000	4,497,750
OZLM XV Ltd
2.41%, 01/20/2029 (Acquired 11/22/2016, Cost $7,725,975) (1)	7,750,000	7,722,100
Palmer Square CLO 2015-1 Ltd.
2.41%, 05/21/2027 (Acquired 04/10/2015 through 06/17/2016, Cost $5,228,930) (1)	5,250,000	5,251,155
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
1.43%, 01/25/2035	4,800,000	4,736,035
PFS Tax Lien Trust 2014-1
1.44%, 05/15/2029 (Acquired 04/29/2014, Cost $243,228) (1)	243,236	241,592
Prestige Auto Receivables Trust 2016-2
2.88%, 11/15/2022 (Acquired 10/21/2016, Cost $856,874) (1)	857,000	845,157
Progreso Receivables Funding III LLC
3.63%, 02/10/2020 (Acquired 01/20/2015, Cost $3,090,000) (1)	3,090,000	3,075,517
5.50%, 02/10/2020 (Acquired 01/20/2015, Cost $793,000) (1)(8)	793,000	794,983
Progreso Receivables Funding LLC
3.00%, 07/08/2020 (Acquired 06/30/2015, Cost $1,203,000) (1)	1,203,000	1,202,295
5.00%, 07/08/2020 (Acquired 06/30/2015, Cost $605,000) (1)(8)	605,000	608,025
Progress Residential 2015-SFR2 Trust
3.14%, 06/12/2032 (Acquired 05/20/2015, Cost $2,011,973) (1)	2,012,000	1,993,971
2.74%, 06/14/2032 (Acquired 05/20/2015, Cost $3,372,727) (1)	3,372,781	3,347,859
3.44%, 06/14/2032 (Acquired 05/20/2015, Cost $2,137,965) (1)	2,138,000	2,114,732
4.43%, 06/14/2032 (Acquired 05/20/2015, Cost $891,981) (1)	892,000	870,068

	Principal Amount	Value
Progress Residential 2015-SFR3 Trust
3.07%, 11/15/2032 (Acquired 10/23/2015, Cost $5,245,326) (1)	5,245,499	5,242,238
4.67%, 11/15/2032 (Acquired 10/23/2015, Cost $294,990) (1)	295,000	300,810
5.66%, 11/15/2032 (Acquired 10/23/2015, Cost $999,986) (1)	1,000,000	1,013,273
Progress Residential 2016-SFR1 Trust
4.59%, 09/19/2033 (Acquired 07/15/2016, Cost $1,859,000) (1)	1,859,000	1,891,917
Purchasing Power Funding 2015-1A LLC
4.75%, 12/15/2019 (Acquired 11/03/2015, Cost $3,500,000) (1)	3,500,000	3,500,000
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	1,950	1,984
Race Point VIII CLO Ltd.
2.16%, 02/20/2025 (Acquired 02/19/2015, Cost $248,268) (1)	250,000	249,917
RAMP Series 2004-RS11 Trust
1.69%, 11/25/2034	79,574	79,623
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034	14,455	14,601
RAMP Series 2006-RZ1 Trust
1.06%, 03/25/2036	391,249	389,429
RASC Series 2002-KS4 Trust
1.26%, 07/25/2032	4,598	4,147
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	23,326	23,300
RASC Series 2003-KS5 Trust
1.34%, 07/25/2033	5,128	4,617
3.62%, 07/25/2033	1,441	1,410
RASC Series 2003-KS9 Trust
1.40%, 11/25/2033	6,245	5,180
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	2,626	2,651
RASC Series 2005-KS6 Trust
1.51%, 07/25/2035	1,448,621	1,408,085
RBSHD 2013-1 Trust
7.69%, 10/25/2047 (Acquired 02/20/2014, Cost $613,144) (1)(7)(8)	611,806	611,927
Regatta V Funding Ltd.
2.44%, 10/25/2026 (Acquired 04/16/2015, Cost $999,360) (1)	1,000,000	1,002,429

	Principal Amount	Value
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	306,989	144,202
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	144,613	145,528
Rice Park Financing Trust 2016-A
4.63%, 11/30/2021 (Acquired 11/30/2016, Cost $8,015,216) (1)(7)(8)	8,040,000	8,014,754
RMAT 2015-NPL1 LLC
3.75%, 05/25/2055 (Acquired 06/03/2015, Cost $1,177,709) (1)	1,177,709	1,160,080
Santander Drive Auto Receivables Trust
1.97%, 03/16/2021 (Acquired 06/10/2015, Cost $70,595) (1)(8)	70,596	70,561
Santander Drive Auto Receivables Trust 2014-4
1.82%, 05/15/2019	269,790	270,031
Santander Drive Auto Receivables Trust 2015-2
1.83%, 01/15/2020	3,467,000	3,472,900
Santander Drive Auto Receivables Trust 2015-4
1.20%, 12/17/2018	356,373	356,383
1.40%, 12/17/2018	355,826	355,915
Santander Drive Auto Receivables Trust 2015-5
1.29%, 12/17/2018	1,753,681	1,754,390
Santander Drive Auto Receivables Trust 2015-S1
1.93%, 09/17/2019 (Acquired 06/10/2015, Cost $324,799) (1)(8)	324,803	324,640
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022	4,102,000	4,078,704
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	98,268	99,109
Securitized Asset Backed Receivables LLC Trust 2005-OP2
1.08%, 10/25/2035 (Acquired 03/13/2014, Cost $749,028) (1)	756,245	753,733
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.40%, 01/25/2036	74,389	55,423
Selene Non-Performing Loans LLC
2.98%, 05/25/2054 (Acquired 05/23/2014 through 04/23/2015, Cost $229,416) (1)	229,925	229,697
Sierra Auto Receivables Securitization Trust 2016-1
2.85%, 01/18/2022 (Acquired 06/22/2016, Cost $715,105) (1)	715,106	720,004
Silver Spring CLO Ltd
2.33%, 10/15/2026 (Acquired 06/24/2016, Cost $5,858,876) (1)	5,954,635	5,942,333
Skopos Auto Receivables Trust 2015-2
3.55%, 02/17/2020 (Acquired 11/05/2015, Cost $344,595) (1)	344,613	345,564
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (Acquired 07/26/2016, Cost $1,984,269) (1)	1,984,567	1,982,553

	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
1.43%, 10/25/2035	326,291	319,881
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
0.88%, 12/25/2036	2,164,088	2,140,569
SpringCastle America Funding LLC
3.05%, 11/25/2023 (Acquired 09/16/2016, Cost $3,615,325) (1)	3,615,456	3,633,533
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022 (Acquired 03/19/2014 through 01/25/2016, Cost $4,853,039) (1)	4,855,763	4,857,540
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,899) (1)	583,000	584,223
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (Acquired 02/18/2015 through 02/17/2016, Cost $18,649,588) (1)	18,692,000	18,836,906
3.62%, 11/15/2024 (Acquired 02/18/2015, Cost $1,086,768) (1)	1,087,000	1,086,881
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3
4.43%, 07/15/2047 (Acquired 12/10/2015, Cost $1,781,922) (1)(8)	1,782,000	1,783,044
Structured Asset Investment Loan Trust 2004-4
1.38%, 04/25/2034	720,327	677,585
Structured Asset Securities Co. Pass-Through Cert Series 2002-AL1
3.45%, 02/25/2032	58,697	58,447
3.45%, 02/25/2032	125,588	124,523
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	9,890	10,320
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034	195,728	195,970
6.05%, 03/25/2034	156,532	157,937
Sunset Mortgage Loan Co. 2014-NPL2 LLC
3.72%, 11/16/2044 (Acquired 11/25/2014, Cost $1,323,409) (1)(8)	1,323,409	1,321,754
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	4,991,397
Synchrony Credit Card Master Note Trust 2015-3
1.74%, 09/15/2021	3,800,000	3,801,405
TCF Auto Receivables Owner Trust 2015-2
2.06%, 04/15/2020 (Acquired 11/18/2015, Cost $9,999,524) (1)	10,000,000	10,051,947
THL Credit Wind River 2014-3 CLO Ltd.
2.50%, 01/22/2027 (Acquired 12/17/2014, Cost $5,731,572) (1)	5,750,000	5,762,656
Tidewater Auto Receivables Trust 2014-A
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $436,199) (1)	436,209	436,378

	Principal Amount	Value
Toyota Auto Receivables 2014-C Owner Trust
0.93%, 07/16/2018	315,077	314,881
Toyota Auto Receivables 2016-D Owner Trust
1.23%, 10/15/2020	16,381,000	16,255,214
Trafigura Securitisation Finance Plc 2014-1
1.65%, 04/16/2018 (Acquired 10/23/2014, Cost $3,719,000) (1)(7)(8)	3,719,000	3,711,700
Tricon American Homes 2015-SFR1 Trust
1.99%, 05/19/2032 (Acquired 04/28/2015, Cost $904,363) (1)	904,363	899,915
TRINITAS CLO IV Ltd
2.63%, 04/18/2028 (Acquired 05/02/2016, Cost $7,500,000) (1)	7,500,000	7,559,453
United Auto Credit Securitization Trust 2016-2
1.67%, 09/10/2018 (Acquired 09/13/2016, Cost $6,600,808) (1)	6,600,808	6,606,294
US Residential Opportunity Fund III Trust 2016-1
3.47%, 07/27/2036 (Acquired 07/20/2016, Cost $2,940,631) (1)	2,940,631	2,928,160
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 02/06/2015 through 08/12/2015, Cost $2,701,330) (1)	2,705,179	2,701,389
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (Acquired 07/12/2016, Cost $374,945) (1)	375,000	372,297
VML 2014-NPL1 LLC
3.88%, 04/27/2054 (Acquired 11/26/2014, Cost $469,166) (1)	469,166	468,003
VOLT L LLC
3.50%, 09/25/2046 (Acquired 09/23/2016 through 12/01/2016, Cost $6,525,130) (1)	6,526,529	6,508,673
VOLT LI LLC
3.50%, 10/25/2046 (Acquired 10/27/2016, Cost $3,330,087) (1)	3,330,087	3,322,328
VOLT LIII LLC
3.88%, 12/25/2046 (Acquired 12/20/2016, Cost $3,448,000) (1)	3,448,000	3,457,358
VOLT NPL X LLC
3.38%, 10/26/2054 (Acquired 11/13/2014, Cost $310,090) (1)	310,283	311,325
VOLT XIX LLC
3.88%, 04/26/2055 (Acquired 12/15/2014, Cost $511,987) (1)	512,278	514,383
VOLT XL LLC
4.38%, 12/26/2045 (Acquired 12/08/2015, Cost $1,566,791) (1)	1,567,907	1,579,862
VOLT XLV LLC
4.00%, 05/25/2046 (Acquired 05/25/2016, Cost $3,176,091) (1)	3,179,385	3,185,083
VOLT XLVI LLC
3.84%, 06/25/2046 (Acquired 06/14/2016, Cost $1,732,286) (1)	1,732,286	1,734,683
VOLT XLVII LLC
3.75%, 06/25/2046 (Acquired 06/22/2016, Cost $2,000,146) (1)	2,000,146	2,000,974

	Principal Amount	Value
VOLT XLVIII LLC
3.50%, 07/25/2046 (Acquired 07/15/2016 through 12/14/2016, Cost $2,868,371) (1)	2,868,366	2,858,371
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 02/26/2015 through 07/05/2016, Cost $1,518,841) (1)	1,520,378	1,521,544
4.25%, 02/25/2055 (Acquired 02/25/2015, Cost $658,149) (1)	665,941	652,781
VOLT XXIV LLC
3.50%, 02/25/2055 (Acquired 03/23/2015, Cost $1,714,782) (1)	1,715,959	1,715,036
VOLT XXV LLC
3.50%, 06/26/2045 (Acquired 06/17/2015, Cost $5,062,804) (1)	5,067,123	5,076,688
VOLT XXVI LLC
3.13%, 09/25/2043 (Acquired 09/19/2014 through 09/01/2016, Cost $6,212,792) (1)	6,215,510	6,206,727
4.25%, 09/25/2043 (Acquired 09/19/2014, Cost $1,363,605) (1)	1,380,166	1,355,969
VOLT XXVII LLC
3.38%, 08/25/2057 (Acquired 10/24/2014 through 12/02/2016, Cost $3,550,943) (1)	3,552,483	3,554,065
VOLT XXX LLC
3.63%, 10/25/2057 (Acquired 01/15/2015 through 10/13/2016, Cost $3,011,896) (1)	3,010,015	3,010,289
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 01/22/2015 through 10/27/2016, Cost $2,174,271) (1)	2,172,696	2,177,936
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 03/13/2015, Cost $2,167,237) (1)	2,168,918	2,175,155
VOLT XXXIV LLC
3.25%, 02/25/2055 (Acquired 01/21/2016 through 10/27/2016, Cost $1,869,239) (1)	1,883,778	1,878,829
VOLT XXXV
3.50%, 09/25/2046 (Acquired 09/01/2016, Cost $6,160,025) (1)	6,160,919	6,146,553
VOLT XXXV LLC
3.50%, 06/26/2045 (Acquired 06/26/2015, Cost $1,344,650) (1)	1,345,610	1,342,867
VOLT XXXVI LLC
3.63%, 07/25/2045 (Acquired 10/19/2016, Cost $358,404) (1)	357,081	357,515
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015 through 07/28/2016, Cost $1,226,152) (1)	1,223,645	1,227,161
Voya CLO 2013-3 Ltd.
2.33%, 01/20/2026 (Acquired 11/26/2013, Cost $7,400,000) (1)	7,400,000	7,444,467
Wells Fargo Dealer Floorplan Master Note Trust
1.24%, 01/20/2020	5,300,000	5,307,830
Westgate Resorts 2012-A LLC
2.25%, 08/20/2025 (Acquired 01/12/2015, Cost $377,000) (1)	376,607	376,420

	Principal Amount	Value
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (Acquired 02/20/2015, Cost $318,799) (1)	318,823	316,040
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (Acquired 02/10/2016, Cost $995,869) (1)	1,000,000	1,010,993
Westlake Automobile Receivables Trust 2016-2
1.57%, 06/17/2019 (Acquired 06/07/2016, Cost $1,460,942) (1)	1,461,000	1,462,243
4.10%, 06/15/2021 (Acquired 06/07/2016, Cost $299,954) (1)	300,000	301,121
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022 (Acquired 10/14/2016, Cost $1,872,890) (1)	1,873,000	1,858,024
World Financial Network Credit Card Master Trust
1.44%, 06/15/2022	8,839,000	8,807,569
World Omni Auto Receivables Trust 2015-A
1.34%, 05/15/2020	607,208	607,657

Total Asset-Backed Obligations (Cost $1,041,637,609)		$1,041,015,595

Corporate Bonds – 31.26%
Basic Materials – 1.37%
Agrium, Inc.
3.15%, 10/01/2022	875,000	$868,945
3.38%, 03/15/2025	430,000	415,979
4.13%, 03/15/2035	1,960,000	1,794,345
6.13%, 01/15/2041	2,850,000	3,232,835
5.25%, 01/15/2045	712,000	740,105
Air Liquide Finance SA
2.25%, 09/27/2023 (Acquired 09/22/2016, Cost $548,668) (1)	550,000	523,682
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $240,026) (1)	215,000	245,637
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	4,701,043
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039	1,356,000	1,431,889
BHP Billiton Finance USA Ltd.
5.40%, 03/29/2017	165,000	166,475
6.50%, 04/01/2019	284,000	311,997
3.85%, 09/30/2023	646,000	682,946
5.00%, 09/30/2043	3,530,000	3,935,364
6.25%, 10/19/2075 (Acquired 10/14/2015, Cost $2,655,000) (1)	2,655,000	2,874,568

	Principal Amount	Value
CF Industries, Inc.
7.13%, 05/01/2020	900,000	981,000
4.50%, 12/01/2026 (Acquired 11/10/2016, Cost $661,943) (1)	666,000	653,663
5.38%, 03/15/2044	2,040,000	1,683,632
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP
3.40%, 12/01/2026 (Acquired 11/17/2016, Cost $528,625) (1)	530,000	528,294
Corp Nacional del Cobre de Chile
3.88%, 11/03/2021 (Acquired 10/20/2016 through 10/27/2016, Cost $5,110,183) (1)	4,907,000	5,000,351
Corp. Nacional del Cobre de Chile
4.88%, 11/04/2044 (Acquired 07/28/2015, Cost $343,077) (1)	370,000	362,417
Dow Chemical Co./The
8.55%, 05/15/2019	7,096,000	8,129,433
4.13%, 11/15/2021	470,000	496,170
3.00%, 11/15/2022	918,000	917,369
7.38%, 11/01/2029	339,000	444,720
5.25%, 11/15/2041	199,000	214,628
4.38%, 11/15/2042	1,570,000	1,521,154
Eastman Chemical Co.
2.70%, 01/15/2020	7,390,000	7,429,507
4.50%, 01/15/2021	352,000	371,461
EI du Pont de Nemours & Co.
5.60%, 12/15/2036	155,000	173,252
4.90%, 01/15/2041	161,000	168,434
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	1,001,000	994,744
6.75%, 02/01/2022 (Acquired 02/19/2014 through 08/21/2015, Cost $670,328) (1)	649,000	666,847
3.55%, 03/01/2022	5,025,000	4,673,250
5.40%, 11/14/2034	1,314,000	1,103,760
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,401,205) (1)	3,160,000	3,471,453
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,278,157) (1)	5,380,000	5,537,548
Glencore Finance Canada Ltd.
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,857,955) (1)	5,000,000	5,112,500
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $528,850) (1)	537,000	535,819
4.13%, 05/30/2023 (Acquired 10/28/2013, Cost $52,181) (1)	54,000	54,342
4.63%, 04/29/2024 (Acquired 10/08/2014, Cost $1,023,737) (1)	1,000,000	1,022,500

	Principal Amount	Value
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,837,246
International Paper Co.
3.00%, 02/15/2027	714,000	672,559
5.00%, 09/15/2035	2,265,000	2,389,552
7.30%, 11/15/2039	500,000	636,130
6.00%, 11/15/2041	3,150,000	3,531,610
5.15%, 05/15/2046	1,085,000	1,129,376
Lubrizol Co.
8.88%, 02/01/2019	1,205,000	1,373,723
LYB International Finance BV
5.25%, 07/15/2043	760,000	815,615
4.88%, 03/15/2044	945,000	976,802
LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	3,895,644
5.75%, 04/15/2024	2,550,000	2,904,343
4.63%, 02/26/2055	4,068,000	3,766,972
Monsanto Co.
4.70%, 07/15/2064	91,000	81,784
Mosaic Co./The
4.25%, 11/15/2023	10,506,000	10,582,000
5.45%, 11/15/2033	814,000	806,238
4.88%, 11/15/2041	52,000	45,062
5.63%, 11/15/2043	3,515,000	3,381,708
Nucor Co.
4.00%, 08/01/2023	176,000	184,825
Placer Dome, Inc.
6.45%, 10/15/2035	203,000	213,087
Potash Co. of Saskatchewan, Inc.
3.25%, 12/01/2017	31,000	31,404
6.50%, 05/15/2019	392,000	428,232
3.00%, 04/01/2025	1,100,000	1,035,819
PPG Industries, Inc.
9.00%, 05/01/2021	217,000	269,084
5.50%, 11/15/2040	118,000	134,756
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	57,601

	Principal Amount	Value
Rio Tinto Finance USA Ltd.
9.00%, 05/01/2019	673,000	775,710
3.75%, 06/15/2025	8,735,000	8,983,816
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,527) (1)	537,000	289,980
Solvay Finance America LLC
3.40%, 12/03/2020 (Acquired 01/08/2016, Cost $3,997,033) (1)	4,000,000	4,066,864
4.45%, 12/03/2025 (Acquired 08/03/2016, Cost $2,148,809) (1)	2,000,000	2,072,534
Southern Copper Co.
5.88%, 04/23/2045	2,300,000	2,254,166
Union Carbide Co.
7.50%, 06/01/2025	624,000	750,343
7.75%, 10/01/2096	681,000	824,016
Vale Overseas Ltd.
4.38%, 01/11/2022	5,000,000	4,912,500
8.25%, 01/17/2034	424,000	467,460
6.88%, 11/21/2036	2,698,000	2,657,530
6.88%, 11/10/2039	107,000	104,057
Westlake Chemical Corp.
5.00%, 08/15/2046 (Acquired 10/06/2016, Cost $1,852,487) (1)	1,858,000	1,831,769

		145,345,975

Communications – 2.64%
21st Century Fox America, Inc.
7.25%, 05/18/2018	203,000	217,578
8.88%, 04/26/2023	108,000	140,379
9.50%, 07/15/2024	175,000	231,728
3.70%, 10/15/2025	380,000	384,108
7.30%, 04/30/2028	454,000	569,582
7.63%, 11/30/2028	310,000	396,786
6.20%, 12/15/2034	258,000	302,666
6.40%, 12/15/2035	559,000	666,843
6.65%, 11/15/2037	310,000	380,895
6.90%, 08/15/2039	155,000	194,337
4.75%, 11/15/2046 (Acquired 11/15/2016, Cost $2,232,521) (1)	2,235,000	2,237,287
Amazon.com, Inc.
3.80%, 12/05/2024	1,086,000	1,139,814
4.80%, 12/05/2034	854,000	938,560

	Principal Amount	Value
America Movil SAB de CV
5.00%, 10/16/2019	3,500,000	3,749,158
5.00%, 03/30/2020	7,300,000	7,801,298
3.13%, 07/16/2022	374,000	367,884
6.13%, 03/30/2040	283,000	322,453
AT&T, Inc.
5.50%, 02/01/2018	543,000	564,107
4.60%, 02/15/2021	578,000	610,875
3.88%, 08/15/2021	494,000	509,569
3.80%, 03/15/2022	1,665,000	1,705,143
3.00%, 06/30/2022	1,519,000	1,489,468
3.60%, 02/17/2023	15,701,000	15,818,585
3.90%, 03/11/2024	3,750,000	3,787,616
3.95%, 01/15/2025	205,000	205,101
3.40%, 05/15/2025	4,538,000	4,368,093
4.50%, 05/15/2035	5,500,000	5,305,822
6.30%, 01/15/2038	743,000	843,171
6.00%, 08/15/2040	2,106,000	2,310,988
5.35%, 09/01/2040	1,543,000	1,582,009
6.38%, 03/01/2041	329,000	378,267
5.15%, 03/15/2042	866,000	861,187
4.30%, 12/15/2042	2,827,000	2,525,987
4.80%, 06/15/2044	4,305,000	4,060,390
4.35%, 06/15/2045	511,000	454,445
4.75%, 05/15/2046	3,860,000	3,650,070
5.65%, 02/15/2047	2,875,000	3,077,759
4.50%, 03/09/2048	1,761,000	1,587,631
4.55%, 03/09/2049	1,445,000	1,309,273
BellSouth Co.
6.55%, 06/15/2034	2,520,000	2,761,643
British Telecommunications Plc
5.95%, 01/15/2018	289,000	301,163
2.35%, 02/14/2019	220,000	221,203
9.63%, 12/15/2030	721,000	1,098,186
CBS Co.
1.95%, 07/01/2017	4,840,000	4,855,246
3.70%, 08/15/2024	848,000	853,202

	Principal Amount	Value
4.00%, 01/15/2026	1,000,000	1,015,677
5.90%, 10/15/2040	67,000	75,118
4.85%, 07/01/2042	77,000	75,241
4.90%, 08/15/2044	315,000	314,727
Centel Capital Co.
9.00%, 10/15/2019	464,000	526,640
CenturyLink, Inc.
5.15%, 06/15/2017	322,000	326,830
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	6,107,000	6,226,251
4.46%, 07/23/2022	1,753,000	1,830,069
6.38%, 10/23/2035	1,861,000	2,121,983
6.48%, 10/23/2045	1,269,000	1,464,534
6.83%, 10/23/2055	690,000	807,393
Cisco Systems, Inc.
2.90%, 03/04/2021	186,000	190,171
3.00%, 06/15/2022	889,000	905,207
3.63%, 03/04/2024	550,000	573,438
2.95%, 02/28/2026	467,000	461,786
5.90%, 02/15/2039	515,000	652,946
5.50%, 01/15/2040	481,000	584,936
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	542,000	732,852
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	105,588
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	242,370
Comcast Co.
6.50%, 01/15/2017	103,000	103,145
4.25%, 01/15/2033	1,895,000	1,969,210
4.20%, 08/15/2034	555,000	566,061
6.50%, 11/15/2035	2,370,000	3,030,521
6.45%, 03/15/2037	310,000	399,641
6.95%, 08/15/2037	107,000	145,715
4.50%, 01/15/2043	2,154,000	2,216,567
Cox Communications, Inc.
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $326,194) (1)	348,000	338,594

	Principal Amount	Value
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,997,273) (1)	2,000,000	1,959,042
3.35%, 09/15/2026 (Acquired 09/08/2016, Cost $368,393) (1)	369,000	351,847
4.80%, 02/01/2035 (Acquired 12/01/2014, Cost $7,148,511) (1)	7,150,000	6,650,365
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $163,514) (1)	134,000	166,878
Cox Enterprises, Inc.
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $313,229) (1)	273,000	317,035
Crown Castle Towers LLC
3.22%, 05/15/2042 (Acquired 04/30/2015, Cost $589,000) (1)	589,000	598,736
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,534,766) (1)	4,529,000	4,535,427
6.00%, 07/08/2019	209,000	228,506
8.75%, 06/15/2030	648,000	951,079
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,335) (1)	240,000	256,546
Discovery Communications LLC
4.38%, 06/15/2021	752,000	792,229
4.95%, 05/15/2042	1,161,000	1,068,976
eBay, Inc.
2.60%, 07/15/2022	2,356,000	2,281,117
3.45%, 08/01/2024	669,000	657,774
4.00%, 07/15/2042	213,000	177,462
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	378,459
GTE Co.
8.75%, 11/01/2021	11,000	13,392
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (Acquired 05/20/2015, Cost $271,000) (1)(8)	271,000	264,100
3.48%, 06/15/2050 (Acquired 05/20/2015, Cost $314,000) (1)	314,000	305,032
Historic TW, Inc.
9.15%, 02/01/2023	347,000	444,546
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	755,595
6.40%, 04/30/2040	372,000	480,238
5.95%, 04/01/2041	527,000	648,189
4.45%, 01/15/2043	1,765,000	1,800,141
New Cingular Wireless Services, Inc.
8.75%, 03/01/2031	1,140,000	1,627,787
Nippon Telegraph & Telephone Co.
1.40%, 07/18/2017	237,000	236,890

	Principal Amount	Value
Orange SA
2.75%, 02/06/2019	3,000,000	3,038,607
9.00%, 03/01/2031	1,393,000	2,090,892
Qwest Co.
6.75%, 12/01/2021	3,866,000	4,194,610
Rogers Communications, Inc.
4.10%, 10/01/2023	1,255,000	1,309,255
3.63%, 12/15/2025	4,350,000	4,392,752
8.75%, 05/01/2032	258,000	351,089
SK Telecom Co. Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $423,914) (1)	361,000	453,394
Sky Plc
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $286,113) (1)	287,000	287,562
Sprint Capital Co.
6.90%, 05/01/2019	301,000	318,684
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023 (Acquired 10/20/2016, Cost $2,935,951) (1)	2,936,000	2,941,490
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	182,237
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,300,000
7.18%, 06/18/2019	215,000	238,112
7.20%, 07/18/2036	1,644,000	1,620,557
Telefonica Emisiones SAU
6.22%, 07/03/2017	545,000	557,231
3.19%, 04/27/2018	221,000	224,147
5.13%, 04/27/2020	500,000	535,379
5.46%, 02/16/2021	233,000	253,786
Thomson Reuters Co.
4.70%, 10/15/2019	222,000	235,598
3.95%, 09/30/2021	934,000	969,595
3.85%, 09/29/2024	342,000	348,529
4.50%, 05/23/2043	312,000	292,092
Time Warner Cable LLC
5.85%, 05/01/2017	100,000	101,417
6.75%, 07/01/2018	5,490,000	5,860,311

	Principal Amount	Value
8.75%, 02/14/2019	184,000	207,285
8.25%, 04/01/2019	222,000	249,369
6.55%, 05/01/2037	375,000	423,902
7.30%, 07/01/2038	1,023,000	1,256,588
6.75%, 06/15/2039	539,000	625,676
5.88%, 11/15/2040	475,000	505,746
5.50%, 09/01/2041	385,000	390,746
Time Warner Cos, Inc.
7.57%, 02/01/2024	330,000	407,654
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,150,261
Time Warner, Inc.
4.75%, 03/29/2021	585,000	626,196
4.00%, 01/15/2022	900,000	933,488
3.55%, 06/01/2024	1,400,000	1,386,979
3.60%, 07/15/2025	2,670,000	2,651,521
2.95%, 07/15/2026	2,000,000	1,860,268
3.80%, 02/15/2027	2,850,000	2,824,971
7.63%, 04/15/2031	4,118,000	5,575,088
7.70%, 05/01/2032	712,000	963,750
6.20%, 03/15/2040	323,000	372,250
6.25%, 03/29/2041	170,000	199,149
5.38%, 10/15/2041	181,000	191,068
4.65%, 06/01/2044	2,145,000	2,063,921
Verizon Communications, Inc.
2.63%, 02/21/2020	2,094,000	2,112,737
4.50%, 09/15/2020	535,000	572,093
3.45%, 03/15/2021	535,000	551,876
5.15%, 09/15/2023	14,412,000	15,919,366
2.63%, 08/15/2026	1,400,000	1,286,809
6.40%, 09/15/2033	7,360,000	8,868,005
5.05%, 03/15/2034	1,000,000	1,051,538
4.40%, 11/01/2034	2,056,000	2,026,167
5.85%, 09/15/2035	349,000	397,996
4.27%, 01/15/2036	8,236,000	7,870,404
4.86%, 08/21/2046	9,633,000	9,742,055
4.52%, 09/15/2048	6,396,000	6,120,703

	Principal Amount	Value
5.01%, 08/21/2054	6,261,000	6,215,232
4.67%, 03/15/2055	6,860,000	6,448,942
Viacom, Inc.
2.75%, 12/15/2019	149,000	148,731
3.13%, 06/15/2022	286,000	277,022
3.25%, 03/15/2023	69,000	65,553
3.88%, 04/01/2024	581,000	563,232
3.45%, 10/04/2026	2,224,000	2,052,374
4.85%, 12/15/2034	156,000	138,872
4.50%, 02/27/2042	209,000	172,959
4.38%, 03/15/2043	718,000	570,926
Vodafone Group Plc
1.63%, 03/20/2017	423,000	423,083
1.50%, 02/19/2018	1,218,000	1,213,329
2.95%, 02/19/2023	78,000	75,554
Walt Disney Co./The
3.00%, 02/13/2026	1,000,000	993,546
1.85%, 07/30/2026	259,000	233,035
3.00%, 07/30/2046	160,000	135,761

		280,299,256

Consumer, Cyclical – 1.81%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (Acquired 10/28/2013, Cost $328,327) (1)	341,053	350,841
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 07/31/2022	102,583	109,250
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 07/15/2024	4,110,642	4,382,972
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/2028	2,783,034	2,741,289
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	244,000	242,323
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 12/15/2029	1,520,000	1,478,200
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 04/15/2030	2,338,000	2,241,558
American Honda Finance Corp.
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $425,389) (1)	425,000	425,669

	Principal Amount	Value
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $301,102) (1)	302,000	302,234
2.13%, 10/10/2018	352,000	354,686
2.25%, 08/15/2019	739,000	745,860
2.30%, 09/09/2026	185,000	172,409
Arrow Electronics, Inc.
3.00%, 03/01/2018	197,000	199,219
6.88%, 06/01/2018	279,000	296,466
6.00%, 04/01/2020	478,000	517,627
4.50%, 03/01/2023	183,000	186,304
7.50%, 01/15/2027	992,000	1,178,800
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	1,865,000	1,863,307
BMW US Capital LLC
2.25%, 09/15/2023 (Acquired 09/08/2016, Cost $891,347) (1)	894,000	855,815
CK Hutchison International 16 Ltd
1.88%, 10/03/2021 (Acquired 09/28/2016, Cost $399,480) (1)	402,000	384,593
2.75%, 10/03/2026 (Acquired 09/28/2016, Cost $594,669) (1)	600,000	556,810
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 07/02/2019 (8)	6,097	6,147
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 09/15/2021	30,093	32,275
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023	5,695,334	6,293,344
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026	185,537	189,711
CVS Health Corp.
2.13%, 06/01/2021	1,527,000	1,500,277
3.50%, 07/20/2022	3,000,000	3,079,263
4.00%, 12/05/2023	6,401,000	6,737,181
2.88%, 06/01/2026	617,000	587,231
5.30%, 12/05/2043	3,260,000	3,687,031
5.13%, 07/20/2045	922,000	1,025,543
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $715,314) (1)	651,716	743,442
4.70%, 01/10/2036 (Acquired 08/05/2016 through 12/14/2016, Cost $2,741,801) (1)	2,489,250	2,616,739
Daimler Finance North America LLC
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,011,345) (1)	1,011,000	1,011,320

	Principal Amount	Value
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,078,356) (1)	3,080,000	3,083,865
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,409) (1)	195,000	196,434
2.00%, 08/03/2018 (Acquired 07/28/2015, Cost $299,673) (1)	300,000	300,364
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,229,964) (1)	3,250,000	3,252,850
2.25%, 03/02/2020 (Acquired 02/23/2015, Cost $3,569,686) (1)	3,575,000	3,556,260
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $699,092) (1)	700,000	703,717
8.50%, 01/18/2031	155,000	233,055
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/2024	2,668,654	3,068,952
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 11/23/2020	209,982	220,061
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	81,678	86,170
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 11/07/2021	276,756	289,210
Ford Motor Co.
7.45%, 07/16/2031	1,600,000	2,004,592
4.75%, 01/15/2043	7,640,000	7,240,397
5.29%, 12/08/2046	3,109,000	3,143,557
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	905,000	910,252
6.63%, 08/15/2017	3,473,000	3,578,579
1.68%, 09/08/2017	944,000	942,441
1.72%, 12/06/2017	2,000,000	1,998,360
2.15%, 01/09/2018	386,000	386,517
2.24%, 06/15/2018	942,000	943,129
2.55%, 10/05/2018	1,500,000	1,508,153
2.38%, 03/12/2019	2,672,000	2,669,408
2.60%, 11/04/2019	1,000,000	998,032
2.46%, 03/27/2020	800,000	789,208
3.16%, 08/04/2020	1,300,000	1,308,720
4.25%, 09/20/2022	397,000	408,583
4.38%, 08/06/2023	800,000	824,741
4.13%, 08/04/2025	265,000	265,395
Gap, Inc./The
5.95%, 04/12/2021	368,000	386,949

	Principal Amount	Value
General Motors Co.
4.88%, 10/02/2023	250,000	261,794
4.00%, 04/01/2025	8,070,000	7,897,560
6.60%, 04/01/2036	1,671,000	1,907,303
6.25%, 10/02/2043	3,204,000	3,535,989
General Motors Financial Co., Inc.
3.20%, 07/13/2020	1,682,000	1,685,892
3.20%, 07/06/2021	551,000	545,917
4.38%, 09/25/2021	5,000,000	5,181,850
3.45%, 04/10/2022	4,820,000	4,761,804
3.70%, 05/09/2023	5,249,000	5,159,400
4.00%, 01/15/2025	250,000	243,608
4.00%, 10/06/2026	1,190,000	1,143,276
Home Depot, Inc./The
2.63%, 06/01/2022	494,000	495,856
3.00%, 04/01/2026	148,000	147,500
2.13%, 09/15/2026	298,000	274,444
5.88%, 12/16/2036	5,490,000	6,924,954
4.20%, 04/01/2043	655,000	673,555
4.40%, 03/15/2045	268,000	285,029
3.50%, 09/15/2056	214,000	186,859
Hyundai Capital America
2.40%, 10/30/2018 (Acquired 10/27/2015, Cost $2,716,799) (1)	2,717,000	2,727,805
2.00%, 07/01/2019 (Acquired 06/07/2016, Cost $300,825) (1)	301,000	298,544
Hyundai Capital Services, Inc.
3.50%, 09/13/2017 (Acquired 10/28/2013 through 09/30/2014, Cost $4,705,141) (1)	4,650,000	4,696,737
Lowe’s Cos, Inc.
3.38%, 09/15/2025	477,000	484,528
5.50%, 10/15/2035	550,000	648,375
7.11%, 05/15/2037	361,000	485,802
5.13%, 11/15/2041	238,000	269,310
4.65%, 04/15/2042	449,000	478,951
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	134,000	138,225
2.88%, 02/15/2023	1,371,000	1,303,459
4.38%, 09/01/2023	393,000	403,681
6.90%, 01/15/2032	400,000	444,375
6.70%, 07/15/2034	130,000	141,487

	Principal Amount	Value
4.50%, 12/15/2034	238,000	212,446
6.38%, 03/15/2037	300,000	316,505
5.13%, 01/15/2042	101,000	93,161
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,374,417
McDonald’s Co.
4.70%, 12/09/2035	216,000	228,157
6.30%, 10/15/2037	1,054,000	1,322,163
Newell Rubbermaid, Inc.
5.50%, 04/01/2046	2,707,000	3,101,802
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $723,425) (1)	727,000	727,622
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $502,913) (1)	500,000	505,051
1.90%, 09/14/2021 (Acquired 09/07/2016, Cost $313,438) (1)	314,000	302,707
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	416,370
Starbucks Co.
4.30%, 06/15/2045	604,000	632,989
Target Co.
3.50%, 07/01/2024	355,000	368,310
Toyota Motor Credit Corp.
1.75%, 05/22/2017	516,000	517,152
1.45%, 01/12/2018	193,000	193,034
1.55%, 10/18/2019	10,363,000	10,232,613
2.80%, 07/13/2022	640,000	644,977
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 01/07/2030	882,000	857,745
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 01/07/2030	6,990,000	6,745,350
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018(8)	15,526	15,837
Walgreen Co.
4.40%, 09/15/2042	400,000	385,450
Walgreens Boots Alliance, Inc.
3.10%, 06/01/2023	2,241,000	2,223,724
3.80%, 11/18/2024	670,000	681,090
4.50%, 11/18/2034	1,079,000	1,084,130

	Principal Amount	Value
4.80%, 11/18/2044	1,523,000	1,562,379
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	3,820,000	3,923,419
7.55%, 02/15/2030	72,000	103,796
6.20%, 04/15/2038	108,000	142,134
5.00%, 10/25/2040	124,000	142,449
WW Grainger, Inc.
4.60%, 06/15/2045	423,000	451,976

		191,736,511

Consumer, Non-cyclical – 4.36%
Abbott Laboratories
2.90%, 11/30/2021	13,375,000	13,343,248
3.40%, 11/30/2023	748,000	744,314
4.90%, 11/30/2046	2,368,000	2,425,637
AbbVie, Inc.
1.80%, 05/14/2018	7,230,000	7,234,367
2.00%, 11/06/2018	866,000	867,814
2.90%, 11/06/2022	574,000	566,322
3.20%, 11/06/2022	769,000	768,636
2.85%, 05/14/2023	5,543,000	5,371,195
3.60%, 05/14/2025	12,428,000	12,293,715
4.50%, 05/14/2035	2,520,000	2,472,178
4.30%, 05/14/2036	450,000	428,126
4.45%, 05/14/2046	1,703,000	1,627,435
Actavis Funding SCS
3.45%, 03/15/2022	11,442,000	11,602,337
3.80%, 03/15/2025	2,355,000	2,354,767
4.55%, 03/15/2035	6,023,000	5,952,459
4.75%, 03/15/2045	3,125,000	3,062,087
Aetna, Inc.
2.80%, 06/15/2023	419,000	412,255
3.20%, 06/15/2026	4,700,000	4,642,707
4.25%, 06/15/2036	306,000	306,317
6.75%, 12/15/2037	341,000	442,486
4.50%, 05/15/2042	205,000	207,529
4.75%, 03/15/2044	1,800,000	1,889,968
4.38%, 06/15/2046	3,473,000	3,480,335

	Principal Amount	Value
Allergan, Inc.
3.38%, 09/15/2020	539,000	551,299
2.80%, 03/15/2023	971,000	928,811
Amgen, Inc.
5.70%, 02/01/2019	204,000	219,185
2.13%, 05/01/2020	123,000	121,779
3.88%, 11/15/2021	722,000	755,120
2.70%, 05/01/2022	5,600,000	5,539,178
3.13%, 05/01/2025	525,000	510,242
4.95%, 10/01/2041	464,000	480,589
4.66%, 06/15/2051 (Acquired 10/28/2013 through 08/22/2016, Cost $8,286,830) (1)	9,145,000	8,813,055
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	107,016
5.75%, 04/01/2036	114,000	133,623
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	132,000	132,160
2.63%, 01/17/2023	160,000	156,675
3.30%, 02/01/2023	4,301,000	4,372,780
3.70%, 02/01/2024	960,000	993,440
4.70%, 02/01/2036	10,599,000	11,145,103
4.00%, 01/17/2043	810,000	765,474
4.90%, 02/01/2046	5,850,000	6,281,338
Anheuser-Busch InBev Worldwide, Inc.
2.20%, 08/01/2018	5,080,000	5,113,457
3.75%, 01/15/2022	1,441,000	1,502,610
4.95%, 01/15/2042	2,735,000	2,974,258
Anthem, Inc.
2.30%, 07/15/2018	289,000	290,841
3.13%, 05/15/2022	484,000	483,737
3.30%, 01/15/2023	271,000	270,261
3.50%, 08/15/2024	694,000	691,193
4.63%, 05/15/2042	400,000	401,167
4.65%, 01/15/2043	391,000	391,792
5.10%, 01/15/2044	1,881,000	2,000,577
4.65%, 08/15/2044	395,000	399,083
BAT International Finance Plc
3.95%, 06/15/2025 (Acquired 06/10/2015, Cost $4,986,821) (1)	5,000,000	5,171,350

	Principal Amount	Value
Baxalta Inc.
3.60%, 06/23/2022	367,000	369,430
5.25%, 06/23/2045	167,000	177,927
Bayer US Finance LLC
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $467,187) (1)	471,000	468,061
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,752,619
3.97%, 11/15/2046	3,700,000	3,480,290
Becton Dickinson and Co.
2.68%, 12/15/2019	135,000	136,904
3.73%, 12/15/2024	1,972,000	2,014,861
Biogen, Inc.
3.63%, 09/15/2022	673,000	690,054
5.20%, 09/15/2045	366,000	392,276
Brown-Forman Co.
4.50%, 07/15/2045	375,000	391,227
Bunge Ltd Finance Corp.
3.20%, 06/15/2017	4,010,000	4,040,067
8.50%, 06/15/2019	7,456,000	8,538,574
3.50%, 11/24/2020	283,000	287,822
3.25%, 08/15/2026	284,000	272,312
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	474,035
Cardinal Health, Inc.
3.75%, 09/15/2025	412,000	424,964
4.90%, 09/15/2045	315,000	331,740
Cargill, Inc.
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $165,747) (1)	160,000	166,515
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $323,250) (1)	294,000	326,904
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $293,083) (1)	281,000	299,665
3.30%, 03/01/2022 (Acquired 10/28/2013, Cost $793,919) (1)	800,000	816,326
Celgene Corp.
3.25%, 08/15/2022	1,220,000	1,229,527
4.00%, 08/15/2023	298,000	310,383
3.63%, 05/15/2024	686,000	688,570
5.00%, 08/15/2045	302,000	313,404

	Principal Amount	Value
Cigna Co.
3.25%, 04/15/2025	970,000	943,489
5.38%, 02/15/2042	3,040,000	3,380,656
Cleveland Clinic Foundation/The
4.86%, 01/01/2114	1,612,000	1,525,442
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	8,790,000	8,849,253
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	42,511
9.75%, 03/01/2021	1,750,000	2,140,488
7.00%, 10/01/2028	3,250,000	3,967,015
Danaher Co.
2.40%, 09/15/2020	280,000	280,383
Danone SA
2.59%, 11/02/2023 (Acquired 10/26/2016, Cost $1,600,000) (1)	1,600,000	1,539,867
Diageo Investment Co.
8.00%, 09/15/2022	516,000	644,232
DP World Ltd.
6.85%, 07/02/2037 (Acquired 07/30/2015, Cost $1,273,414) (1)	1,160,000	1,236,532
Dr Pepper Snapple Group, Inc.
4.42%, 12/15/2046	9,350,000	9,490,138
Ecolab, Inc.
1.45%, 12/08/2017	5,928,000	5,921,770
2.25%, 01/12/2020	233,000	232,788
3.25%, 01/14/2023	452,000	459,786
5.50%, 12/08/2041	103,000	120,910
Equifax, Inc.
2.30%, 06/01/2021	338,000	330,688
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $275,559) (1)	275,000	275,735
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $42,394) (1)	41,000	42,480
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,910,791) (1)	4,875,000	4,935,153
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $414,134) (1)	400,000	426,350
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $577,720) (1)	508,000	615,250
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,606) (1)	357,000	392,832
4.50%, 02/15/2045 (Acquired 02/10/2015, Cost $296,649) (1)	300,000	285,522

	Principal Amount	Value
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,292,296
3.00%, 07/15/2023	178,000	172,112
3.50%, 06/15/2024	897,000	885,371
4.50%, 02/25/2026	755,000	776,216
4.80%, 07/15/2046	218,000	208,321
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	497,009
Forest Laboratories LLC
4.38%, 02/01/2019 (Acquired 08/13/2014, Cost $5,295,586) (1)	5,100,000	5,297,732
5.00%, 12/15/2021 (Acquired 08/04/2014 through 01/12/2015, Cost $5,045,059) (1)	4,738,000	5,118,045
Gilead Sciences, Inc.
2.50%, 09/01/2023	978,000	942,007
3.70%, 04/01/2024	4,294,000	4,402,535
3.65%, 03/01/2026	374,000	378,689
2.95%, 03/01/2027	8,504,000	8,125,955
4.60%, 09/01/2035	4,558,000	4,720,269
4.00%, 09/01/2036	313,000	299,628
5.65%, 12/01/2041	2,325,000	2,682,645
4.15%, 03/01/2047	600,000	568,698
GlaxoSmithKline Capital Plc
2.85%, 05/08/2022	320,000	322,230
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	217,000	284,953
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,003,879) (1)	3,000,000	2,981,067
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $298,320) (1)	299,000	299,105
Humana, Inc.
7.20%, 06/15/2018	215,000	231,075
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,790,978
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,171,546
3.55%, 03/01/2036	300,000	299,672
4.50%, 12/05/2043	2,780,000	3,083,518
Kellogg Co.
1.75%, 05/17/2017	262,000	262,608
3.25%, 05/21/2018	234,000	238,912

	Principal Amount	Value
Kimberly-Clark Co.
7.50%, 11/01/2018	52,000	57,541
2.40%, 03/01/2022	140,000	138,780
Kraft Foods Group, Inc.
6.13%, 08/23/2018	531,000	565,937
5.38%, 02/10/2020	138,000	149,377
3.50%, 06/06/2022	768,000	780,574
6.88%, 01/26/2039	1,645,000	2,063,506
6.50%, 02/09/2040	310,000	377,110
5.00%, 06/04/2042	505,000	516,162
Kraft Heinz Foods Co.
2.00%, 07/02/2018	2,771,000	2,771,177
2.80%, 07/02/2020	3,775,000	3,808,235
3.95%, 07/15/2025	1,478,000	1,495,347
3.00%, 06/01/2026	3,625,000	3,398,275
5.00%, 07/15/2035	2,085,000	2,184,125
5.20%, 07/15/2045	2,314,000	2,417,827
4.38%, 06/01/2046	6,850,000	6,432,890
Kroger Co./The
6.15%, 01/15/2020	206,000	227,911
4.00%, 02/01/2024	63,000	65,670
7.50%, 04/01/2031	1,417,000	1,904,682
6.90%, 04/15/2038	1,434,000	1,830,789
5.40%, 07/15/2040	95,000	105,270
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	7,102,401
3.20%, 02/01/2022	1,127,000	1,135,230
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,651,559
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	909,750
Medtronic, Inc.
3.13%, 03/15/2022	419,000	427,676
3.15%, 03/15/2022	396,000	405,133
3.50%, 03/15/2025	13,000,000	13,368,927
4.38%, 03/15/2035	924,000	975,991
4.63%, 03/15/2045	1,894,000	2,044,103

	Principal Amount	Value
Merck & Co., Inc.
2.40%, 09/15/2022	211,000	206,608
2.80%, 05/18/2023	526,000	527,448
4.15%, 05/18/2043	4,000,000	4,100,504
3.70%, 02/10/2045	70,000	66,607
Molson Coors Brewing Co.
3.00%, 07/15/2026	581,000	548,408
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (Acquired 10/19/2016, Cost $4,621,580) (1)	4,631,000	4,537,523
2.00%, 10/28/2021 (Acquired 10/19/2016 through 10/27/2016, Cost $6,467,617) (1)	6,495,000	6,216,423
Mylan NV
3.00%, 12/15/2018 (Acquired 11/17/2016, Cost $3,148,914) (1)	3,115,000	3,136,880
2.50%, 06/07/2019 (Acquired 05/31/2016, Cost $4,890,514) (1)	4,895,000	4,867,260
3.15%, 06/15/2021 (Acquired 05/31/2016, Cost $4,410,431) (1)	4,415,000	4,329,018
3.95%, 06/15/2026 (Acquired 05/31/2016, Cost $1,917,131) (1)	1,992,000	1,861,580
5.25%, 06/15/2046 (Acquired 05/31/2016, Cost $365,946) (1)	366,000	336,960
Mylan, Inc.
2.55%, 03/28/2019	600,000	598,482
3.13%, 01/15/2023 (Acquired 06/01/2016 through 08/24/2016, Cost $499,164) (1)	504,000	475,415
5.40%, 11/29/2043	100,000	93,486
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	121,070
4.76%, 08/01/2116	1,785,000	1,683,546
Novartis Capital Co.
2.40%, 09/21/2022	6,440,000	6,353,929
3.40%, 05/06/2024	922,000	949,000
PepsiCo., Inc.
3.00%, 08/25/2021	258,000	265,266
3.10%, 07/17/2022	593,000	608,559
4.88%, 11/01/2040	82,000	90,676
4.60%, 07/17/2045	196,000	213,184
3.45%, 10/06/2046	700,000	636,276
Perrigo Co. Plc
2.30%, 11/08/2018	4,223,000	4,216,560
Pfizer, Inc.
3.00%, 06/15/2023	449,000	456,409
5.80%, 08/12/2023	4,000,000	4,711,344

	Principal Amount	Value
3.00%, 12/15/2026	1,125,000	1,109,435
4.13%, 12/15/2046	9,192,000	9,330,707
President and Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	4,911,286
Procter & Gamble—Esop
9.36%, 01/01/2021	137,511	158,979
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,134,232
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,756,492
3.45%, 06/01/2026	223,000	219,634
Reynolds American, Inc.
2.30%, 06/12/2018	8,841,000	8,895,664
4.00%, 06/12/2022	4,590,000	4,795,774
Roche Holdings, Inc.
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $789,481) (1)	780,000	797,468
RR Donnelley & Sons Co.
7.63%, 06/15/2020	107,000	111,280
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	4,140,000	3,930,297
Stryker Co.
3.50%, 03/15/2026	213,000	214,711
Sysco Co.
3.75%, 10/01/2025	277,000	279,971
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	735,000	694,956
3.15%, 10/01/2026	1,385,000	1,274,951
4.10%, 10/01/2046	585,000	500,268
Texas Health Resources
4.33%, 11/15/2055	1,000,000	997,501
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	222,868
2.95%, 09/19/2026	476,000	448,257
Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,641,729
3.95%, 08/15/2024	1,451,000	1,476,555
4.88%, 08/15/2034	400,000	407,030

	Principal Amount	Value
UnitedHealth Group, Inc.
1.70%, 02/15/2019	291,000	290,060
3.38%, 11/15/2021	685,000	710,194
3.35%, 07/15/2022	334,000	343,752
2.75%, 02/15/2023	186,000	184,767
2.88%, 03/15/2023	310,000	310,744
3.10%, 03/15/2026	550,000	541,680
4.63%, 07/15/2035	427,000	464,715
6.63%, 11/15/2037	562,000	733,992
4.38%, 03/15/2042	5,170,000	5,230,954
Wesleyan University
4.78%, 07/01/2116	2,334,000	2,208,795
Wm Wrigley Jr Co.
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,973,026) (1)	4,960,000	5,044,270
Wyeth LLC
6.45%, 02/01/2024	82,000	99,740
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	3,790,000	3,788,105
3.55%, 04/01/2025	6,000,000	5,836,392
Zoetis, Inc.
3.45%, 11/13/2020	150,000	153,838
3.25%, 02/01/2023	1,000,000	996,766
4.50%, 11/13/2025	336,000	355,745
4.70%, 02/01/2043	300,000	291,477

		462,416,753

Diversified – 0.08%
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $670,444) (1)	612,000	684,747
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,603,687) (1)	6,175,000	6,751,547
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $428,498) (1)	450,000	453,628

		7,889,922

Energy – 3.43%
Alberta Energy Co. Ltd
7.38%, 11/01/2031	274,000	315,226

	Principal Amount	Value
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	261,822
Anadarko Holding Co.
7.15%, 05/15/2028	170,000	205,705
Anadarko Petroleum Corp.
8.70%, 03/15/2019	664,000	754,341
6.95%, 06/15/2019	3,975,000	4,408,271
6.45%, 09/15/2036	2,685,000	3,190,902
0.00%, 10/10/2036	4,000,000	1,617,248
4.50%, 07/15/2044	1,577,000	1,478,862
6.60%, 03/15/2046	1,500,000	1,846,758
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	435,967
Apache Co.
6.90%, 09/15/2018	258,000	279,286
3.25%, 04/15/2022	99,000	100,456
5.10%, 09/01/2040	600,000	626,627
4.75%, 04/15/2043	416,000	427,697
Boardwalk Pipelines LP
4.95%, 12/15/2024	1,057,000	1,084,034
5.95%, 06/01/2026	254,000	275,546
BP Capital Markets Plc
1.38%, 11/06/2017	229,000	228,857
2.24%, 05/10/2019	400,000	402,260
3.25%, 05/06/2022	8,019,000	8,179,917
2.75%, 05/10/2023	262,000	256,947
3.81%, 02/10/2024	1,615,000	1,675,865
3.54%, 11/04/2024	700,000	709,582
3.51%, 03/17/2025	45,000	45,371
3.12%, 05/04/2026	462,000	450,561
3.02%, 01/16/2027	402,000	387,740
3.72%, 11/28/2028	5,030,000	5,102,105
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,918,514
4.88%, 02/01/2021	704,000	746,908
4.15%, 07/01/2023	348,000	351,788
4.35%, 10/15/2024	390,000	397,538
3.95%, 12/01/2026	158,000	153,913

	Principal Amount	Value
5.85%, 11/15/2043	591,000	608,310
Burlington Resources Finance Co.
7.40%, 12/01/2031	53,000	69,000
Burlington Resources, Inc.
8.20%, 03/15/2025	206,000	267,764
Cameron International Co.
3.60%, 04/30/2022	5,900,000	5,901,056
Canadian Natural Resources Ltd.
1.75%, 01/15/2018	687,000	685,265
5.90%, 02/01/2018	1,961,000	2,041,089
7.20%, 01/15/2032	41,000	48,367
6.45%, 06/30/2033	675,000	759,247
5.85%, 02/01/2035	200,000	212,567
6.50%, 02/15/2037	118,000	134,825
6.25%, 03/15/2038	478,000	542,974
6.75%, 02/01/2039	206,000	240,013
Cenovus Energy, Inc.
3.00%, 08/15/2022	1,884,000	1,819,419
6.75%, 11/15/2039	468,000	521,018
4.45%, 09/15/2042	310,000	267,970
Chevron Co.
2.36%, 12/05/2022	315,000	308,766
2.57%, 05/16/2023	2,000,000	1,969,568
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,123,440
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,575,742
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	651,202
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/2017	1,000,000	999,060
4.25%, 04/30/2024	1,165,000	1,191,908
Conoco Funding Co.
3.35%, 11/15/2024	598,000	593,812
7.25%, 10/15/2031	54,000	69,204
ConocoPhillips Co.
4.20%, 03/15/2021	839,000	890,483

	Principal Amount	Value
6.50%, 02/01/2039	1,911,000	2,415,305
ConocoPhillips Holding Co.
6.95%, 04/15/2029	400,000	502,222
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $5,552,911) (1)	4,960,000	5,555,200
Devon Energy Co.
3.25%, 05/15/2022	896,000	889,386
7.95%, 04/15/2032	1,000,000	1,264,713
5.60%, 07/15/2041	1,000,000	1,028,299
4.75%, 05/15/2042	323,000	304,594
Devon Financing Co LLC
7.88%, 09/30/2031	4,450,000	5,636,664
Diamond Offshore Drilling, Inc.
5.70%, 10/15/2039	500,000	392,500
4.88%, 11/01/2043	767,000	544,823
Ecopetrol SA
5.88%, 09/18/2023	395,000	418,107
4.13%, 01/16/2025	383,000	358,680
5.38%, 06/26/2026	537,000	534,315
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,859,119
Enbridge, Inc.
5.50%, 12/01/2046	500,000	536,403
Encana Corp.
6.50%, 05/15/2019	1,008,000	1,084,845
6.50%, 08/15/2034	118,000	127,102
6.50%, 02/01/2038	2,056,000	2,222,043
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	122,769
3.60%, 02/01/2023	716,000	703,497
4.05%, 03/15/2025	682,000	674,267
6.63%, 10/15/2036	2,336,000	2,527,662
6.50%, 02/01/2042	140,000	151,014
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $547,066) (1)	557,000	550,890
EnLink Midstream Partners LP
2.70%, 04/01/2019	4,008,000	4,009,732

	Principal Amount	Value
4.15%, 06/01/2025	1,129,000	1,094,480
5.05%, 04/01/2045	882,000	798,162
EnLink Midstream Partners LP Senior Note
5.60%, 04/01/2044	2,040,000	1,961,417
Enterprise Products Operating LLC
3.35%, 03/15/2023	1,017,000	1,028,558
3.90%, 02/15/2024	3,400,000	3,502,837
3.75%, 02/15/2025	515,000	522,625
3.70%, 02/15/2026	304,000	304,685
6.65%, 10/15/2034	672,000	807,323
5.75%, 03/01/2035	1,075,000	1,172,426
5.95%, 02/01/2041	201,000	226,532
4.85%, 08/15/2042	4,000,000	3,992,052
4.85%, 03/15/2044	199,000	200,539
4.95%, 10/15/2054	177,000	171,180
EOG Resources, Inc.
6.88%, 10/01/2018	186,000	201,509
4.10%, 02/01/2021	547,000	576,002
2.63%, 03/15/2023	249,000	241,135
5.10%, 01/15/2036	784,000	851,493
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,970,146
Exxon Mobil Co.
2.73%, 03/01/2023	1,338,000	1,341,206
4.11%, 03/01/2046	716,000	731,844
FORTIS, Inc.
2.10%, 10/04/2021 (Acquired 09/29/2016, Cost $2,138,787) (1)	2,144,000	2,070,223
3.06%, 10/04/2026 (Acquired 09/29/2016 through 11/30/2016, Cost $9,480,668) (1)	9,524,000	8,894,092
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (Acquired 05/16/2016 through 05/18/2016, Cost $1,235,629) (1)	1,140,000	1,257,557
4.95%, 07/19/2022 (Acquired 06/07/2016, Cost $622,643) (1)	610,000	627,671
Gulf South Pipeline Co. LP
4.00%, 06/15/2022	2,000,000	2,023,940
Halliburton Co.
6.15%, 09/15/2019	77,000	84,830
3.50%, 08/01/2023	1,032,000	1,046,826
4.85%, 11/15/2035	200,000	210,605

	Principal Amount	Value
6.70%, 09/15/2038	350,000	435,464
7.45%, 09/15/2039	521,000	698,743
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $350,941) (1)	258,000	322,799
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	4,710,000	4,860,833
Husky Energy, Inc.
6.20%, 09/15/2017	3,630,000	3,750,483
6.15%, 06/15/2019	119,000	129,603
6.80%, 09/15/2037	2,100,000	2,491,388
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	149,670
7.88%, 09/15/2031	1,191,000	1,522,478
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	511,052
5.00%, 10/01/2021	4,875,000	5,186,176
7.30%, 08/15/2033	1,650,000	1,933,911
6.95%, 01/15/2038	242,000	280,305
6.50%, 09/01/2039	107,000	117,301
7.50%, 11/15/2040	483,000	576,683
Kinder Morgan, Inc./DE
3.05%, 12/01/2019	2,666,000	2,702,975
5.30%, 12/01/2034	2,785,000	2,822,372
Korea National Oil Co.
3.13%, 04/03/2017 (Acquired 11/26/2014, Cost $200,768) (1)	200,000	200,748
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	227,878
4.25%, 02/01/2021	502,000	531,781
3.20%, 03/15/2025	386,000	374,792
5.15%, 10/15/2043	941,000	976,266
4.25%, 09/15/2046	417,000	391,006
Marathon Oil Co.
6.00%, 10/01/2017	289,000	297,619
5.90%, 03/15/2018	291,000	303,813
2.80%, 11/01/2022	700,000	668,623
6.60%, 10/01/2037	410,000	447,410
Marathon Petroleum Co.
3.63%, 09/15/2024	1,241,000	1,224,124

	Principal Amount	Value
MPLX LP
4.50%, 07/15/2023	7,676,000	7,788,139
Nabors Industries, Inc.
6.15%, 02/15/2018	118,000	122,425
5.00%, 09/15/2020	595,000	611,363
4.63%, 09/15/2021	1,195,000	1,214,741
National Oilwell Varco, Inc.
1.35%, 12/01/2017	162,000	161,358
Nexen Energy ULC
6.40%, 05/15/2037	4,408,000	5,224,344
Noble Energy, Inc.
8.25%, 03/01/2019	4,994,000	5,607,378
5.63%, 05/01/2021	355,000	370,061
4.15%, 12/15/2021	550,000	572,831
5.25%, 11/15/2043	2,675,000	2,719,961
5.05%, 11/15/2044	2,386,000	2,388,653
Noble Holding International Ltd.
5.25%, 03/16/2018	158,000	157,605
Occidental Petroleum Corp.
2.70%, 02/15/2023	100,000	98,930
3.50%, 06/15/2025	455,000	460,829
3.40%, 04/15/2026	246,000	247,506
3.00%, 02/15/2027	333,000	321,695
4.63%, 06/15/2045	158,000	164,077
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $223,993) (1)	225,000	223,875
ONEOK Partners LP
3.20%, 09/15/2018	1,815,000	1,854,297
8.63%, 03/01/2019	353,000	398,048
3.38%, 10/01/2022	151,000	151,469
5.00%, 09/15/2023	334,000	363,065
4.90%, 03/15/2025	2,500,000	2,678,318
6.65%, 10/01/2036	1,050,000	1,189,437
6.20%, 09/15/2043	2,500,000	2,774,962
Pemex Finance Ltd.
10.61%, 08/15/2017	60,375	62,233

	Principal Amount	Value
Petro-Canada
6.05%, 05/15/2018	263,000	277,899
5.95%, 05/15/2035	350,000	411,259
6.80%, 05/15/2038	423,000	547,686
Petrofac Ltd.
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,062,913) (1)	5,029,000	5,089,011
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	311,309
5.50%, 01/21/2021	2,920,000	3,003,950
6.38%, 02/04/2021 (Acquired 01/28/2016, Cost $448,000) (1)	448,000	477,120
4.88%, 01/24/2022	3,500,000	3,510,500
5.38%, 03/13/2022 (Acquired 12/06/2016, Cost $1,123,774) (1)	1,130,000	1,157,097
4.63%, 09/21/2023 (Acquired 09/13/2016, Cost $1,292,000) (1)	1,292,000	1,256,858
4.88%, 01/18/2024	363,000	351,969
4.25%, 01/15/2025	306,000	281,336
4.50%, 01/23/2026	1,193,000	1,086,823
6.88%, 08/04/2026 (Acquired 01/28/2016, Cost $537,066) (1)	538,000	567,590
6.50%, 03/13/2027 (Acquired 12/06/2016, Cost $1,470,564) (1)	1,484,000	1,530,746
6.63%, 06/15/2035	647,000	637,295
6.50%, 06/02/2041	2,870,000	2,687,899
6.38%, 01/23/2045	1,002,000	911,820
5.63%, 01/23/2046	2,391,000	1,984,530
6.75%, 09/21/2047 (Acquired 09/13/2016, Cost $1,194,000) (1)	1,194,000	1,128,091
Phillips 66
2.95%, 05/01/2017	241,000	242,339
4.30%, 04/01/2022	5,736,000	6,152,646
5.88%, 05/01/2042	3,000,000	3,545,949
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,636,458
3.55%, 10/01/2026	190,000	183,604
4.90%, 10/01/2046	412,000	394,889
Plains All American Pipeline LP / PAA Finance Co.
2.60%, 12/15/2019	382,000	382,213
3.60%, 11/01/2024	1,050,000	1,004,146
4.65%, 10/15/2025	1,950,000	2,012,030
6.65%, 01/15/2037	3,064,000	3,339,555
4.90%, 02/15/2045	875,000	806,871

	Principal Amount	Value
QEP Resources, Inc.
6.80%, 03/01/2020	107,000	111,280
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,495,250
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $1,770,718) (1)	1,750,000	1,890,117
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $195,179) (1)	215,000	226,287
Schlumberger Holdings Co.
3.63%, 12/21/2022 (Acquired 12/10/2015, Cost $5,592,438) (1)	5,599,000	5,796,852
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $338,974) (1)	337,000	347,735
3.65%, 12/01/2023	3,754,000	3,927,994
Shell International Finance BV
4.30%, 09/22/2019	310,000	328,709
4.38%, 03/25/2020	885,000	944,798
2.13%, 05/11/2020	699,000	698,165
2.88%, 05/10/2026	2,296,000	2,216,469
4.13%, 05/11/2035	625,000	637,145
6.38%, 12/15/2038	619,000	796,964
4.00%, 05/10/2046	2,467,000	2,354,152
3.75%, 09/12/2046	726,000	666,596
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/2022 (Acquired 06/22/2015, Cost $612,347) (1)	600,000	617,048
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $475,871) (1)	475,000	496,970
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/2017 (Acquired 04/02/2014 through 06/22/2015, Cost $4,398,963) (1)	4,400,000	4,398,557
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (Acquired 04/21/2015, Cost $8,974,113) (1)	9,000,000	8,934,300
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (Acquired 04/25/2016, Cost $1,984,253) (1)	2,000,000	1,937,474
Southern Natural Gas Co. LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $151,511) (1)	150,000	151,560
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	585,498
5.65%, 03/01/2020	253,000	270,990
3.30%, 03/15/2023	467,000	451,002

	Principal Amount	Value
7.50%, 09/15/2038	1,457,000	1,761,405
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	310,775
3.50%, 03/15/2025	787,000	767,701
5.95%, 09/25/2043	207,000	233,869
4.50%, 03/15/2045	3,000,000	2,847,051
Statoil ASA
1.20%, 01/17/2018	221,000	220,355
1.15%, 05/15/2018	304,000	302,087
5.25%, 04/15/2019	382,000	409,999
3.15%, 01/23/2022	237,000	241,594
2.45%, 01/17/2023	280,000	273,039
2.65%, 01/15/2024	663,000	650,034
3.25%, 11/10/2024	508,000	514,247
4.25%, 11/23/2041	193,000	192,265
Suncor Energy, Inc.
6.10%, 06/01/2018	2,343,000	2,480,246
3.60%, 12/01/2024	677,000	692,901
5.95%, 12/01/2034	248,000	292,393
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	442,352
4.25%, 04/01/2024	833,000	838,518
5.95%, 12/01/2025	200,000	222,541
4.95%, 01/15/2043	1,482,000	1,353,694
5.30%, 04/01/2044	200,000	192,761
5.35%, 05/15/2045	633,000	610,181
TC PipeLines LP
4.38%, 03/13/2025	3,500,000	3,523,996
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $675,274) (1)	714,000	694,191
Tosco Co.
7.80%, 01/01/2027	392,000	500,570
8.13%, 02/15/2030	361,000	493,819
Total Capital Canada Ltd.
2.75%, 07/15/2023	350,000	345,975
Total Capital International SA
1.50%, 02/17/2017	218,000	218,071

	Principal Amount	Value
1.55%, 06/28/2017	581,000	581,936
2.75%, 06/19/2021	900,000	909,814
2.70%, 01/25/2023	144,000	142,362
3.75%, 04/10/2024	229,000	239,487
TransCanada PipeLines Ltd.
1.63%, 11/09/2017	6,063,000	6,058,186
1.88%, 01/12/2018	205,000	205,299
6.50%, 08/15/2018	196,000	209,715
7.13%, 01/15/2019	273,000	299,534
4.88%, 01/15/2026	5,132,000	5,702,242
6.20%, 10/15/2037	573,000	709,352
7.25%, 08/15/2038	217,000	292,495
Valero Energy Co.
6.63%, 06/15/2037	5,000,000	5,843,210
Western Gas Partners LP
4.65%, 07/01/2026	414,000	428,070
5.45%, 04/01/2044	977,000	1,004,503
Williams Cos, Inc./The
5.75%, 06/24/2044	2,500,000	2,425,000
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,521,792
6.30%, 04/15/2040	3,327,000	3,545,707
Williams Partners LP / ACMP Finance Corp.
4.88%, 05/15/2023	1,000,000	1,017,971
Woodside Finance Ltd.
3.65%, 03/05/2025 (Acquired 02/26/2015, Cost $3,298,367) (1)	3,300,000	3,219,609

		363,374,939

Financials – 12.62%
ABN AMRO Bank NV
1.80%, 06/04/2018 (Acquired 05/28/2015, Cost $1,593,532) (1)	1,594,000	1,590,095
2.50%, 10/30/2018 (Acquired 10/28/2013 through 11/07/2014, Cost $6,554,108) (1)	6,542,000	6,593,551
2.45%, 06/04/2020 (Acquired 05/28/2015, Cost $1,996,930) (1)	2,000,000	1,988,912
4.75%, 07/28/2025 (Acquired 07/21/2015, Cost $230,452) (1)	231,000	233,716
4.80%, 04/18/2026 (Acquired 04/11/2016, Cost $399,347) (1)	400,000	407,872
ACE INA Holdings, Inc.
2.88%, 11/03/2022	312,000	314,203
2.70%, 03/13/2023	300,000	296,545

	Principal Amount	Value
3.15%, 03/15/2025	3,409,000	3,392,333
3.35%, 05/03/2026	2,070,000	2,093,745
4.35%, 11/03/2045	305,000	321,512
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
4.50%, 05/15/2021	1,818,000	1,884,084
AIA Group Ltd.
2.25%, 03/11/2019 (Acquired 04/15/2016, Cost $1,278,946) (1)	1,270,000	1,273,724
3.20%, 03/11/2025 (Acquired 03/04/2015 through 09/29/2015, Cost $9,294,083) (1)	9,545,000	9,200,502
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,862) (1)	453,000	453,415
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,165,192) (1)	955,000	1,216,835
Air Lease Corp.
2.13%, 01/15/2020	1,263,000	1,243,507
3.88%, 04/01/2021	400,000	410,964
3.00%, 09/15/2023	710,000	677,544
Allstate Co./The
3.15%, 06/15/2023	420,000	424,842
Ally Financial, Inc.
2.75%, 01/30/2017	5,000,000	5,001,000
8.00%, 12/31/2018	43,000	46,924
3.50%, 01/27/2019	1,000,000	1,005,000
American Express Centurion Bank
6.00%, 09/13/2017	506,000	521,625
American Express Credit Corp.
7.00%, 03/19/2018	284,000	301,766
1.80%, 07/31/2018	456,000	456,513
1.88%, 11/05/2018	831,000	832,050
2.13%, 03/18/2019	318,000	319,145
2.25%, 08/15/2019	500,000	502,556
2.38%, 05/26/2020	644,000	643,194
2.60%, 09/14/2020	319,000	321,430
2.25%, 05/05/2021	620,000	612,101
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,802,392
4.88%, 06/01/2022	3,500,000	3,820,807
4.13%, 02/15/2024	879,000	913,554

	Principal Amount	Value
3.75%, 07/10/2025	444,000	446,290
3.88%, 01/15/2035	376,000	352,634
4.50%, 07/16/2044	1,302,000	1,281,386
4.80%, 07/10/2045	1,244,000	1,288,681
8.18%, 05/15/2058	107,000	135,355
American Tower Corp.
2.25%, 01/15/2022	600,000	574,144
American Tower Trust #1
1.55%, 03/15/2043 (Acquired 10/28/2013, Cost $388,986) (1)	396,000	395,641
3.07%, 03/15/2048 (Acquired 12/05/2014 through 05/20/2015, Cost $2,881,393) (1)	2,900,000	2,870,647
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	241,222
4.00%, 10/15/2023	650,000	680,953
2.88%, 09/15/2026	1,015,000	966,233
Ameritech Capital Funding Co.
6.45%, 01/15/2018	321,000	335,520
AmSouth Bancorp
6.75%, 11/01/2025	527,000	604,159
ANZ New Zealand Int’l Ltd./London
1.75%, 03/29/2018 (Acquired 03/24/2015, Cost $2,436,881) (1)	2,437,000	2,432,648
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,648,643) (1)	3,650,000	3,679,131
2.85%, 08/06/2020 (Acquired 07/30/2015, Cost $249,848) (1)	250,000	251,544
Aon Co.
6.25%, 09/30/2040	172,000	207,511
Aon PLC
4.00%, 11/27/2023	5,000,000	5,182,220
3.50%, 06/14/2024	815,000	816,547
3.88%, 12/15/2025	500,000	508,959
Arch Capital Finance LLC
5.03%, 12/15/2046	437,000	457,258
Australia & New Zealand Banking Group Ltd.
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $315,025) (1)	296,000	320,048
4.40%, 05/19/2026 (Acquired 05/12/2016, Cost $225,897) (1)	226,000	228,552
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/2018	640,000	637,005
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	589,194

	Principal Amount	Value
2.90%, 10/15/2026	220,000	207,879
3.90%, 10/15/2046	214,000	198,244
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,909,221
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	45,377
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (Acquired 01/25/2016, Cost $6,518,926) (1)	6,350,000	6,441,059
Bank of America Corp.
6.40%, 08/28/2017	2,293,000	2,363,239
5.75%, 12/01/2017	480,000	497,177
2.00%, 01/11/2018	2,408,000	2,413,370
6.88%, 04/25/2018	1,513,000	1,607,960
5.65%, 05/01/2018	825,000	864,282
1.95%, 05/12/2018	500,000	500,629
6.88%, 11/15/2018	1,500,000	1,630,683
2.60%, 01/15/2019	978,000	986,014
2.65%, 04/01/2019	710,000	717,224
7.63%, 06/01/2019	360,000	404,377
2.25%, 04/21/2020	1,440,000	1,430,639
5.63%, 07/01/2020	2,625,000	2,884,358
2.63%, 10/19/2020	2,885,000	2,884,432
5.88%, 01/05/2021	15,340,000	17,066,042
2.63%, 04/19/2021	2,500,000	2,480,705
5.00%, 05/13/2021	1,830,000	1,991,263
3.30%, 01/11/2023	5,843,000	5,856,713
4.10%, 07/24/2023	217,000	226,441
4.13%, 01/22/2024	9,047,000	9,391,627
4.00%, 04/01/2024	2,390,000	2,462,080
4.20%, 08/26/2024	5,765,000	5,865,864
4.00%, 01/22/2025	1,489,000	1,489,013
3.95%, 04/21/2025	5,201,000	5,170,917
3.88%, 08/01/2025	621,000	630,616
4.45%, 03/03/2026	7,140,000	7,347,967
4.25%, 10/22/2026	544,000	549,785
3.25%, 10/21/2027	7,604,000	7,247,646
4.18%, 11/25/2027	3,950,000	3,946,481

	Principal Amount	Value
6.11%, 01/29/2037	3,580,000	4,190,472
7.75%, 05/14/2038	137,000	188,342
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,231,194
2.05%, 12/07/2018	1,089,000	1,094,607
Bank of Montreal
1.40%, 09/11/2017	201,000	201,010
2.38%, 01/25/2019	215,000	216,787
1.50%, 07/18/2019	522,000	514,936
2.55%, 11/06/2022	878,000	866,293
Bank of New York Mellon Co./The
4.60%, 01/15/2020	387,000	413,224
2.60%, 08/17/2020	663,000	668,043
2.45%, 11/27/2020	247,000	246,895
2.50%, 04/15/2021	215,000	215,056
3.55%, 09/23/2021	355,000	369,383
3.65%, 02/04/2024	93,000	95,594
3.25%, 09/11/2024	650,000	652,077
3.00%, 02/24/2025	5,360,000	5,263,970
2.80%, 05/04/2026	305,000	293,283
Bank of Nova Scotia/The
1.45%, 04/25/2018	867,000	864,412
1.85%, 04/14/2021	1,900,000	1,875,889
1.88%, 09/20/2021 (Acquired 09/13/2016, Cost $400,000) (1)	400,000	388,788
Bank of Tokyo-Mitsubishi UFJ Ltd./The
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $981,077) (1)	980,000	981,246
2.15%, 09/14/2018 (Acquired 09/08/2015, Cost $349,942) (1)	350,000	350,225
2.30%, 03/10/2019 (Acquired 03/04/2014 through 06/26/2015, Cost $5,520,965) (1)	5,525,000	5,525,083
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,937) (1)	340,000	339,683
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $244,325) (1)	239,000	251,345
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,209,508) (1)	3,215,000	3,322,722
BanPonce Trust I
8.33%, 02/01/2027	234,000	221,091
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,649,955) (1)	1,650,000	1,650,356
Barclays Bank Plc
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $276,064) (1)	275,000	275,670

	Principal Amount	Value
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $393,283) (1)	382,000	394,615
3.20%, 08/10/2021	4,658,000	4,603,925
3.65%, 03/16/2025	2,522,000	2,438,325
4.38%, 01/12/2026	3,514,000	3,559,056
5.25%, 08/17/2045	413,000	442,195
BB&T Co.
1.60%, 08/15/2017	384,000	384,425
6.85%, 04/30/2019	170,000	188,341
5.25%, 11/01/2019	284,000	306,693
2.63%, 06/29/2020	1,100,000	1,107,978
Berkshire Hathaway, Inc.
1.30%, 08/15/2019	4,564,000	4,506,525
3.75%, 08/15/2021	605,000	640,133
3.40%, 01/31/2022	1,798,000	1,874,730
3.00%, 02/11/2023	268,000	270,886
2.75%, 03/15/2023	417,000	415,005
3.13%, 03/15/2026	8,130,000	8,065,505
5.75%, 01/15/2040	134,000	164,580
4.40%, 05/15/2042	1,524,000	1,601,319
4.30%, 05/15/2043	322,000	332,014
BlackRock, Inc.
5.00%, 12/10/2019	484,000	525,391
4.25%, 05/24/2021	475,000	510,725
3.38%, 06/01/2022	493,000	510,575
3.50%, 03/18/2024	405,000	418,965
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,559,588) (1)	1,445,000	1,618,789
4.45%, 07/15/2045 (Acquired 04/22/2015 through 04/23/2015, Cost $168,882) (1)	170,000	155,032
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,382,177
3.25%, 03/03/2023	430,000	433,482
4.38%, 09/28/2025 (Acquired 09/21/2015, Cost $1,784,665) (1)	1,800,000	1,787,305
BNZ International Funding Ltd./London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,914) (1)	516,000	517,648
2.10%, 09/14/2021 (Acquired 09/06/2016, Cost $399,646) (1)	400,000	388,034
Boston Properties LP
3.13%, 09/01/2023	300,000	293,851

	Principal Amount	Value
3.65%, 02/01/2026	557,000	549,279
2.75%, 10/01/2026	8,136,000	7,427,582
BPCE SA
1.73%, 02/10/2017	306,000	306,257
1.63%, 01/26/2018	1,300,000	1,296,840
2.50%, 12/10/2018	2,500,000	2,521,415
2.50%, 07/15/2019	1,000,000	1,005,215
5.70%, 10/22/2023 (Acquired 10/28/2013 through 09/29/2016, Cost $4,489,827) (1)	4,345,000	4,567,825
4.63%, 07/11/2024 (Acquired 09/15/2016, Cost $610,490) (1)	600,000	592,161
5.15%, 07/21/2024 (Acquired 05/16/2016 through 08/16/2016, Cost $2,382,469) (1)	2,300,000	2,335,544
3.38%, 12/02/2026	500,000	489,272
Brixmor Operating Partnership LP
3.85%, 02/01/2025	700,000	688,435
Caisse Centrale Desjardins
1.55%, 01/29/2018 (Acquired 01/26/2015, Cost $7,000,000) (1)	7,000,000	6,992,867
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	1,500,000	1,484,357
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	5,011,755
3.38%, 02/15/2023	2,164,000	2,141,542
Capital One Financial Corp.
2.45%, 04/24/2019	353,000	355,099
4.75%, 07/15/2021	2,480,000	2,679,960
3.50%, 06/15/2023	1,200,000	1,203,281
3.75%, 04/24/2024	2,580,000	2,610,591
3.20%, 02/05/2025	350,000	338,796
4.20%, 10/29/2025	1,240,000	1,242,472
3.75%, 07/28/2026	960,000	929,272
Capital One NA/Mclean VA
1.56%, 02/05/2018	3,000,000	3,005,925
1.65%, 02/05/2018	7,202,000	7,187,164
2.40%, 09/05/2019	500,000	500,889
2.95%, 07/23/2021	4,120,000	4,131,594
2.25%, 09/13/2021	4,475,000	4,362,181
CDP Financial, Inc.
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $328,311) (1)	310,000	330,551
Charles Schwab Co./The
3.23%, 09/01/2022	165,000	168,629

	Principal Amount	Value
Chubb Co./The
5.75%, 05/15/2018	117,000	123,449
CIT Group, Inc.
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,351,398) (1)	1,300,000	1,369,875
Citigroup, Inc.
1.70%, 04/27/2018	1,500,000	1,496,481
1.75%, 05/01/2018	800,000	798,181
2.15%, 07/30/2018	658,000	660,065
2.05%, 12/07/2018	3,600,000	3,598,852
2.40%, 02/18/2020	2,500,000	2,493,332
2.70%, 03/30/2021	7,818,000	7,793,475
2.35%, 08/02/2021	269,000	262,893
4.50%, 01/14/2022	10,000,000	10,651,490
3.75%, 06/16/2024	4,000,000	4,069,028
4.40%, 06/10/2025	10,987,000	11,225,868
5.50%, 09/13/2025	494,000	542,221
3.70%, 01/12/2026	10,200,000	10,133,404
3.40%, 05/01/2026	1,000,000	970,261
3.20%, 10/21/2026	4,012,000	3,830,557
4.30%, 11/20/2026	1,570,000	1,582,372
6.63%, 01/15/2028	387,000	463,253
4.13%, 07/25/2028	5,020,000	4,950,644
8.13%, 07/15/2039	164,000	243,318
5.88%, 01/30/2042	212,000	250,735
4.65%, 07/30/2045	156,000	164,104
4.75%, 05/18/2046	1,200,000	1,199,038
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	8,023,008
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	184,192
4.30%, 12/03/2025	343,000	347,961
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,159,643
3.00%, 03/15/2025	838,000	836,472
5.30%, 09/15/2043	115,000	134,471

	Principal Amount	Value
CNA Financial Co.
7.35%, 11/15/2019	700,000	793,516
7.25%, 11/15/2023	7,470,000	8,821,607
3.95%, 05/15/2024	303,000	306,991
4.50%, 03/01/2026	221,000	230,799
Comerica Bank
2.50%, 06/02/2020	8,000,000	7,991,504
Comerica, Inc.
3.80%, 07/22/2026	984,000	967,475
Commonwealth Bank of Australia
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $837,676) (1)	836,000	837,720
2.00%, 09/06/2021 (Acquired 08/29/2016, Cost $449,599) (1)	450,000	436,910
4.50%, 12/09/2025 (Acquired 12/02/2015, Cost $776,529) (1)	778,000	795,527
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/2019	2,750,000	2,745,784
Compass Bank
2.75%, 09/29/2019	5,000,000	4,970,470
3.88%, 04/10/2025	5,840,000	5,550,523
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/2017	258,000	258,235
3.88%, 02/08/2022	5,323,000	5,614,541
4.38%, 08/04/2025	316,000	323,835
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,761) (1)	361,000	407,334
Cooperatieve Rabobank UA
4.63%, 12/01/2023	400,000	420,382
3.75%, 07/21/2026	2,238,000	2,190,617
Credit Agricole SA
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,245) (1)	107,000	100,516
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	535,952
3.80%, 09/15/2022	4,113,000	4,144,962
3.80%, 06/09/2023	5,000,000	4,989,065
4.55%, 04/17/2026	2,193,000	2,274,452
4.88%, 05/15/2045	250,000	256,127
Credit Suisse/New York NY
1.75%, 01/29/2018	375,000	374,212
2.30%, 05/28/2019	413,000	413,905
5.30%, 08/13/2019	169,000	182,277

	Principal Amount	Value
3.00%, 10/29/2021	1,265,000	1,275,869
3.63%, 09/09/2024	560,000	563,056
Crown Castle International Corp.
2.25%, 09/01/2021	462,000	446,542
4.88%, 04/15/2022	650,000	692,120
Dai-ichi Life Insurance Co. Ltd/The
4.00%, 12/29/2049 (Acquired 07/13/2016, Cost $1,179,000) (1)	1,179,000	1,096,470
Danske Bank A/S
2.00%, 09/08/2021 (Acquired 08/31/2016, Cost $555,872) (1)	558,000	542,048
Deutsche Bank AG
2.95%, 08/20/2020	439,000	431,845
3.13%, 01/13/2021	2,000,000	1,964,824
3.38%, 05/12/2021	701,000	693,317
4.10%, 01/13/2026	850,000	835,924
Deutsche Bank AG/London
6.00%, 09/01/2017	901,000	922,276
1.88%, 02/13/2018	2,429,000	2,414,773
2.50%, 02/13/2019	6,000,000	5,949,756
3.70%, 05/30/2024	2,063,000	2,003,782
Dexia Credit Local SA
1.88%, 09/15/2021 (Acquired 09/07/2016, Cost $2,743,855) (1)	2,750,000	2,651,259
Discover Bank/Greenwood DE
3.10%, 06/04/2020	8,000,000	8,090,432
3.20%, 08/09/2021	1,600,000	1,607,936
4.20%, 08/08/2023	6,711,000	6,984,393
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,851,149
Duke Realty LP
4.38%, 06/15/2022	344,000	366,239
3.25%, 06/30/2026	203,000	196,030
Equity Commonwealth
6.65%, 01/15/2018	401,000	411,139
5.88%, 09/15/2020	1,393,000	1,487,685
ERP Operating LP
2.38%, 07/01/2019	646,000	650,822
4.63%, 12/15/2021	260,000	282,158
3.00%, 04/15/2023	200,000	197,040

	Principal Amount	Value
2.85%, 11/01/2026	542,000	510,224
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	150,206
2.88%, 07/27/2020	3,007,000	3,040,077
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,107,844
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	5,010,000
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,497) (1)	250,000	258,566
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $297,512) (1)	258,000	314,035
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,174,098
3.37%, 11/15/2025	2,789,000	2,831,284
4.42%, 11/15/2035	8,050,000	8,422,168
General Electric Capital Co.
2.20%, 01/09/2020	161,000	161,443
Genworth Holdings, Inc.
4.90%, 08/15/2023	161,000	132,825
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	150,790
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	1,031,000	1,073,960
6.15%, 04/01/2018	1,466,000	1,541,904
2.63%, 01/31/2019	263,000	265,733
7.50%, 02/15/2019	3,617,000	4,008,323
2.55%, 10/23/2019	1,000,000	1,006,858
5.38%, 03/15/2020	2,985,000	3,236,639
2.60%, 04/23/2020	1,328,000	1,328,518
6.00%, 06/15/2020	1,514,000	1,677,810
2.75%, 09/15/2020	396,000	397,420
2.88%, 02/25/2021	680,000	682,588
5.25%, 07/27/2021	403,000	441,299
2.35%, 11/15/2021	2,600,000	2,523,596
5.75%, 01/24/2022	17,947,000	20,157,173
3.63%, 01/22/2023	4,815,000	4,913,245
3.85%, 07/08/2024	1,017,000	1,036,950

	Principal Amount	Value
3.50%, 01/23/2025	6,509,000	6,414,275
3.75%, 05/22/2025	288,000	288,383
3.75%, 02/25/2026	1,505,000	1,507,355
3.50%, 11/16/2026	700,000	685,649
6.75%, 10/01/2037	4,938,000	6,088,524
5.15%, 05/22/2045	128,000	134,359
4.75%, 10/21/2045	4,533,000	4,770,012
Goodman Australia Industrial Fund Bond Issuer Pty Ltd
3.40%, 09/30/2026 (Acquired 09/26/2016, Cost $997,779) (1)	1,000,000	941,910
Great-West Life & Annuity Insurance Capital LP II
3.45%, 05/16/2046 (Acquired 10/28/2013, Cost $303,977) (1)	301,000	257,355
Guardian Life Insurance Co. of America/The
7.38%, 09/30/2039 (Acquired 12/03/2015, Cost $5,283,556) (1)	4,083,000	5,435,102
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	4,938,589
5.13%, 04/15/2022	5,500,000	6,094,435
8.13%, 06/15/2068	236,000	252,756
HCP, Inc.
4.25%, 11/15/2023	474,000	486,236
4.20%, 03/01/2024	241,000	245,016
3.40%, 02/01/2025	662,000	632,612
Highmark, Inc.
4.75%, 05/15/2021 (Acquired 10/28/2013 through 07/30/2014, Cost $3,330,285) (1)	3,322,000	3,369,750
HSBC Bank Plc
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $938,866) (1)	944,000	938,606
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $638,680) (1)	615,000	645,007
4.75%, 01/19/2021 (Acquired 10/28/2013 through 10/29/2014, Cost $1,467,415) (1)	1,382,000	1,479,901
HSBC Finance Co.
6.68%, 01/15/2021	2,500,000	2,807,960
7.35%, 11/27/2032	32,000	39,556
HSBC Holdings Plc
3.40%, 03/08/2021	6,978,000	7,089,906
2.65%, 01/05/2022	500,000	488,767
4.00%, 03/30/2022	1,494,000	1,543,759
3.60%, 05/25/2023	2,901,000	2,914,643
4.25%, 03/14/2024	1,795,000	1,821,895
4.25%, 08/18/2025	587,000	591,595

	Principal Amount	Value
3.90%, 05/25/2026	4,629,000	4,653,969
4.38%, 11/23/2026	2,736,000	2,752,304
6.10%, 01/14/2042	743,000	922,391
HSBC USA, Inc.
1.63%, 01/16/2018	769,000	767,570
2.35%, 03/05/2020	1,256,000	1,245,369
2.75%, 08/07/2020	247,000	247,310
5.00%, 09/27/2020	3,000,000	3,184,800
9.13%, 05/15/2021	75,000	92,155
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	227,985
2.30%, 01/14/2022	4,220,000	4,088,800
Huntington National Bank/The
2.00%, 06/30/2018	440,000	440,120
2.20%, 11/06/2018	3,328,000	3,336,792
2.88%, 08/20/2020	4,534,000	4,571,111
Industrial & Commercial Bank of China Ltd/New York
2.35%, 11/13/2017	676,000	676,377
2.45%, 10/20/2021	1,150,000	1,120,688
ING Bank NV
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,373,408) (1)	1,369,000	1,374,789
2.00%, 11/26/2018 (Acquired 11/17/2015 through 12/22/2016, Cost $5,490,990) (1)	5,495,000	5,491,692
1.65%, 08/15/2019 (Acquired 08/08/2016, Cost $799,285) (1)	800,000	788,822
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,146,330) (1)	1,150,000	1,156,862
2.45%, 03/16/2020 (Acquired 03/10/2015, Cost $1,997,551) (1)	2,000,000	1,998,276
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,001,228) (1)	4,800,000	5,268,792
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	243,000	246,232
4.00%, 10/15/2023	578,000	606,290
International Lease Finance Corp.
5.88%, 08/15/2022	438,000	475,230
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	3,006,891
3.75%, 01/15/2026	4,249,000	4,299,878
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $316,675) (1)	310,000	322,104
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $224,930) (1)	225,000	225,422

	Principal Amount	Value
3.05%, 04/29/2026 (Acquired 04/25/2016, Cost $471,134) (1)	473,000	452,473
Jefferies Group LLC
5.13%, 04/13/2018	1,534,000	1,585,400
6.88%, 04/15/2021	1,385,000	1,574,357
5.13%, 01/20/2023	2,600,000	2,718,433
6.45%, 06/08/2027	578,000	633,013
6.25%, 01/15/2036	155,000	157,860
John Hancock Life Insurance Co.
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $852,866) (1)	731,000	862,997
JPMorgan Chase & Co.
2.25%, 01/23/2020	8,584,000	8,558,420
4.25%, 10/15/2020	64,000	67,676
2.40%, 06/07/2021	3,694,000	3,656,805
2.30%, 08/15/2021	3,600,000	3,530,027
4.35%, 08/15/2021	10,000,000	10,688,370
3.38%, 05/01/2023	3,800,000	3,782,490
3.13%, 01/23/2025	4,000,000	3,905,192
3.30%, 04/01/2026	1,870,000	1,834,732
3.20%, 06/15/2026	3,590,000	3,508,547
2.95%, 10/01/2026	10,231,000	9,750,470
3.63%, 12/01/2027	5,376,000	5,207,253
5.60%, 07/15/2041	494,000	589,679
4.95%, 06/01/2045	5,575,000	5,933,177
Kemper Co.
6.00%, 05/15/2017	5,000,000	5,073,810
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	572,274
KeyCorp.
2.90%, 09/15/2020	280,000	283,107
5.10%, 03/24/2021	211,000	230,547
Kimco Realty Corp.
4.25%, 04/01/2045	1,289,000	1,237,178
Korea Development Bank/The
1.51%, 01/22/2017	5,125,000	5,124,713
LeasePlan Corp. NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 10/20/2014, Cost $9,214,079) (1)	9,206,000	9,218,032
2.88%, 01/22/2019 (Acquired 10/14/2015, Cost $724,699) (1)	725,000	724,516

	Principal Amount	Value
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	821,976
4.75%, 03/15/2026	267,000	275,987
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (Acquired 10/26/2016, Cost $392,723) (1)	351,000	382,596
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,757) (1)	322,000	336,779
6.50%, 03/15/2035 (Acquired 11/19/2013 through 04/28/2016, Cost $4,994,976) (1)	4,500,000	5,369,207
4.85%, 08/01/2044 (Acquired 12/13/2016, Cost $821,591) (1)	845,000	834,589
10.75%, 06/15/2088 (Acquired 10/28/2013, Cost $400,702) (1)	269,000	403,500
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $872,532) (1)	700,000	857,660
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,313) (1)	100,000	122,938
Liberty Property LP
3.25%, 10/01/2026	303,000	289,715
Lincoln National Co.
8.75%, 07/01/2019	1,534,000	1,764,276
4.20%, 03/15/2022	873,000	923,105
7.00%, 06/15/2040	1,715,000	2,161,852
6.05%, 04/20/2067	121,000	93,170
Lloyds Bank Plc
1.75%, 05/14/2018	3,200,000	3,195,267
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $185,370) (1)	172,000	187,891
2.40%, 03/17/2020	5,000,000	4,983,630
3.10%, 07/06/2021	350,000	354,036
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,065,317
Macquarie Bank Ltd.
1.60%, 10/27/2017 (Acquired 10/22/2014 through 03/18/2016, Cost $2,824,450) (1)	2,829,000	2,828,658
2.60%, 06/24/2019 (Acquired 06/16/2014 through 03/16/2016, Cost $1,093,528) (1)	1,093,000	1,100,151
2.40%, 01/21/2020 (Acquired 01/14/2015, Cost $1,597,799) (1)	1,600,000	1,584,579
2.85%, 07/29/2020 (Acquired 07/23/2015, Cost $399,595) (1)	400,000	401,192
4.00%, 07/29/2025 (Acquired 07/23/2015, Cost $499,353) (1)	500,000	512,689
Macquarie Group Ltd.
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,987,936) (1)	6,000,000	6,088,074
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $500,342) (1)	475,000	514,316
6.25%, 01/14/2021 (Acquired 10/28/2013 through 09/19/2014, Cost $1,183,831) (1)	1,111,000	1,229,105
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	464,000	484,366

	Principal Amount	Value
Manulife Financial Co.
4.90%, 09/17/2020	225,000	241,192
Markel Co.
7.13%, 09/30/2019	3,780,000	4,232,428
5.00%, 04/05/2046	1,265,000	1,269,860
Marsh & McLennan Cos, Inc.
2.30%, 04/01/2017	269,000	268,910
2.35%, 03/06/2020	3,769,000	3,770,323
4.80%, 07/15/2021	5,000,000	5,430,415
3.50%, 03/10/2025	580,000	583,217
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (Acquired 10/30/2014, Cost $671,273) (1)	550,000	652,536
8.88%, 06/01/2039 (Acquired 10/28/2013 through 04/26/2016, Cost $8,353,720) (1)	5,848,000	8,765,824
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $212,648) (1)	203,000	223,461
MassMutual Global Funding II
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $366,732) (1)	386,000	378,607
MBIA Insurance Co.
12.14%, 01/15/2033 (Acquired 10/28/2013, Cost $63,107) (1)	86,000	39,560
MetLife, Inc.
6.82%, 08/15/2018	84,000	90,545
7.72%, 02/15/2019	118,000	131,953
4.37%, 09/15/2023	2,535,000	2,724,859
6.50%, 12/15/2032	56,000	70,239
4.88%, 11/13/2043	3,000,000	3,241,785
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (Acquired 07/29/2015 through 09/29/2015, Cost $12,055,165) (1)	12,050,000	12,056,652
1.50%, 01/10/2018 (Acquired 10/28/2013 through 11/05/2014, Cost $1,388,844) (1)	1,392,000	1,392,075
2.30%, 04/10/2019 (Acquired 03/10/2016 through 11/17/2016, Cost $1,613,399) (1)	1,598,000	1,606,433
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,509,213) (1)	1,480,000	1,562,328
3.00%, 01/10/2023 (Acquired 07/14/2015, Cost $400,030) (1)	407,000	408,363
3.45%, 12/18/2026 (Acquired 12/12/2016, Cost $7,516,045) (1)	7,511,000	7,568,594
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	331,927
2.53%, 09/13/2023	481,000	462,525
Mizuho Bank Ltd.
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $374,483) (1)	376,000	375,296

	Principal Amount	Value
1.80%, 03/26/2018 (Acquired 03/19/2015, Cost $604,670) (1)	605,000	604,037
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,996,985) (1)	3,000,000	3,019,152
2.40%, 03/26/2020 (Acquired 03/19/2015, Cost $4,995,842) (1)	5,000,000	4,960,315
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,248,070) (1)	1,250,000	1,275,341
Morgan Stanley
5.95%, 12/28/2017	110,000	114,484
6.63%, 04/01/2018	994,000	1,051,044
7.30%, 05/13/2019	2,257,000	2,513,944
2.38%, 07/23/2019	450,000	451,084
5.63%, 09/23/2019	2,302,000	2,494,148
2.65%, 01/27/2020	750,000	753,061
2.80%, 06/16/2020	1,282,000	1,291,588
5.50%, 07/24/2020	360,000	394,001
5.75%, 01/25/2021	12,049,000	13,358,859
2.50%, 04/21/2021	2,000,000	1,976,546
5.50%, 07/28/2021	2,692,000	2,980,510
2.63%, 11/17/2021	6,680,000	6,593,187
3.75%, 02/25/2023	600,000	615,671
4.10%, 05/22/2023	3,460,000	3,548,143
3.88%, 04/29/2024	1,350,000	1,382,916
3.70%, 10/23/2024	1,167,000	1,179,448
4.00%, 07/23/2025	1,981,000	2,027,884
5.00%, 11/24/2025	4,959,000	5,290,678
3.13%, 07/27/2026	3,119,000	2,975,386
4.35%, 09/08/2026	430,000	438,141
3.95%, 04/23/2027	6,690,000	6,612,363
6.38%, 07/24/2042	2,000,000	2,565,848
4.30%, 01/27/2045	459,000	456,507
MUFG Americas Holdings Co.
2.25%, 02/10/2020	360,000	355,939
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	259,344
National Australia Bank Ltd.
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,070,668) (1)	2,064,000	2,070,687
National City Bank/Cleveland OH
5.80%, 06/07/2017	413,000	420,426
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	688,538

	Principal Amount	Value
National Rural Utilities Cooperative Finance Co.
10.38%, 11/01/2018	222,000	255,968
8.00%, 03/01/2032	791,000	1,120,209
Nationwide Building Society
2.45%, 07/27/2021 (Acquired 07/20/2016, Cost $252,586) (1)	253,000	249,408
4.00%, 09/14/2026 (Acquired 09/07/2016, Cost $698,990) (1)	701,000	666,922
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (Acquired 02/05/2015, Cost $2,205,288) (1)	2,000,000	2,182,706
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $376,668) (1)	300,000	417,088
9.38%, 08/15/2039 (Acquired 10/28/2013 through 10/06/2015, Cost $9,519,339) (1)	6,433,000	9,702,508
Navient Co.
5.63%, 08/01/2033	54,000	44,550
New York Life Global Funding
2.10%, 01/02/2019 (Acquired 12/05/2013, Cost $8,145,213) (1)	8,150,000	8,181,981
2.15%, 06/18/2019 (Acquired 06/11/2014 through 06/10/2015, Cost $1,911,985) (1)	1,912,000	1,921,451
Nippon Life Insurance Co.
5.10%, 10/16/2044 (Acquired 10/09/2014, Cost $2,265,000) (1)	2,265,000	2,335,781
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,300,000	5,919,867
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $585,959) (1)	584,000	586,647
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $256,704) (1)	258,000	257,342
1.88%, 09/17/2018 (Acquired 09/09/2015, Cost $4,827,257) (1)	4,835,000	4,831,731
1.63%, 09/30/2019 (Acquired 09/22/2016, Cost $548,841) (1)	550,000	542,775
2.50%, 09/17/2020 (Acquired 09/09/2015, Cost $449,193) (1)	450,000	450,009
4.25%, 09/21/2022 (Acquired 12/03/2015, Cost $654,380) (1)	640,000	665,962
Northern Trust Co.
3.95%, 10/30/2025	6,915,000	7,241,865
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $415,584) (1)	413,000	418,574
Pacific Life Insurance Co.
9.25%, 06/15/2039 (Acquired 10/28/2013 through 10/12/2016, Cost $1,265,310) (1)	876,000	1,292,105
People’s United Bank NA
4.00%, 07/15/2024	1,220,000	1,200,353

	Principal Amount	Value
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,399,595
4.20%, 11/01/2025	322,000	339,779
PNC Financial Services Group, Inc./The
5.63%, 02/01/2017	127,000	127,384
6.70%, 06/10/2019	212,000	235,116
5.13%, 02/08/2020	588,000	635,799
4.38%, 08/11/2020	679,000	722,525
2.85%, 11/09/2022	575,000	569,052
3.90%, 04/29/2024	2,090,000	2,140,007
Pricoa Global Funding I
1.90%, 09/21/2018 (Acquired 09/14/2015, Cost $1,514,614) (1)	1,515,000	1,519,022
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	377,510
3.40%, 05/15/2025	7,000,000	6,946,093
Principal Life Global Funding II
3.00%, 04/18/2026 (Acquired 04/11/2016, Cost $1,995,006) (1)	2,000,000	1,941,282
Private Export Funding Co.
1.88%, 07/15/2018	975,000	982,387
4.38%, 03/15/2019	970,000	1,031,328
2.80%, 05/15/2022	1,200,000	1,223,896
3.55%, 01/15/2024	2,489,000	2,647,977
3.25%, 06/15/2025	2,730,000	2,816,221
Progressive Corp./The
2.45%, 01/15/2027	880,000	817,655
Prologis LP
4.25%, 08/15/2023	295,000	312,840
3.75%, 11/01/2025	177,000	181,125
Protective Life Co.
7.38%, 10/15/2019	854,000	966,824
Protective Life Global Funding
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $4,996,520) (1)	5,000,000	5,003,355
2.00%, 09/14/2021 (Acquired 09/07/2016, Cost $1,100,000) (1)	1,100,000	1,062,633
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	655,976
6.63%, 06/21/2040	5,995,000	7,602,595
Prudential Insurance Co. of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013 through 08/06/2015, Cost $2,121,299) (1)	1,691,000	2,210,310

	Principal Amount	Value
Realty, Income Corp.
3.00%, 01/15/2027	427,000	401,393
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	2,985,365
2.25%, 09/14/2018	1,400,000	1,404,352
Regions Financial Co.
3.20%, 02/08/2021	5,643,000	5,718,266
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (Acquired 10/13/2015, Cost $3,998,252) (1)	4,000,000	4,019,104
2.50%, 01/15/2020 (Acquired 09/27/2016, Cost $405,546) (1)	400,000	397,327
2.38%, 05/04/2020 (Acquired 04/27/2015, Cost $5,987,575) (1)	6,000,000	5,929,026
3.05%, 01/20/2021 (Acquired 01/12/2016, Cost $527,502) (1)	528,000	531,773
Royal Bank of Canada
2.20%, 07/27/2018	155,000	156,008
1.20%, 09/19/2018	727,000	726,024
1.50%, 07/29/2019	5,228,000	5,159,587
2.00%, 10/01/2019	1,231,000	1,238,976
1.88%, 02/05/2021	1,100,000	1,093,676
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,249,352
Santander Holdings USA, Inc.
2.70%, 05/24/2019	2,000,000	1,997,660
Santander Issuances SAU
5.18%, 11/19/2025	2,510,000	2,530,336
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	307,281
Santander UK Plc
2.38%, 03/16/2020	7,325,000	7,279,893
5.00%, 11/07/2023 (Acquired 01/21/2015, Cost $2,116,913) (1)	2,000,000	2,034,648
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (Acquired 08/30/2016, Cost $617,385) (1)	590,000	581,837
Simon Property Group LP
2.15%, 09/15/2017	946,000	950,041
4.38%, 03/01/2021	6,932,000	7,403,785
4.13%, 12/01/2021	442,000	470,770
3.75%, 02/01/2024	910,000	942,047

	Principal Amount	Value
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $297,995) (1)	299,000	298,474
2.38%, 11/20/2018 (Acquired 11/13/2013 through 11/07/2014, Cost $5,199,015) (1)	5,200,000	5,233,712
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,516) (1)	1,225,000	1,228,144
2.45%, 05/27/2020 (Acquired 05/19/2015, Cost $2,996,794) (1)	3,000,000	2,988,048
Societe Generale SA
1.93%, 10/01/2018	1,000,000	1,008,524
SouthTrust Bank
7.69%, 05/15/2025	253,000	315,016
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $527,833) (1)	537,000	529,954
Springleaf Finance Co.
6.90%, 12/15/2017	100,000	104,280
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $676,959) (1)	683,000	679,168
Standard Chartered PLC
1.70%, 04/17/2018 (Acquired 04/13/2015, Cost $749,636) (1)	750,000	744,600
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,642,319) (1)	7,650,000	7,603,266
3.05%, 01/15/2021 (Acquired 01/12/2016, Cost $798,676) (1)	800,000	799,039
2.10%, 08/19/2019 (Acquired 10/06/2016, Cost $2,498,412) (1)	2,500,000	2,470,318
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $626,314) (1)	609,000	628,791
State Street Co.
3.10%, 05/15/2023	321,000	320,036
3.70%, 11/20/2023	1,385,000	1,440,960
3.55%, 08/18/2025	247,000	251,965
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	5,009,990
Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	5,025,620
2.45%, 01/16/2020	2,725,000	2,717,610
3.95%, 07/19/2023	250,000	260,500
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	548,861
2.44%, 10/19/2021	531,000	521,879
2.63%, 07/14/2026	644,000	597,538
3.01%, 10/19/2026	297,000	283,782
Sumitomo Mitsui Trust Bank Ltd
2.05%, 10/18/2019 (Acquired 10/12/2016, Cost $1,549,205) (1)	1,550,000	1,536,073

	Principal Amount	Value
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,705,479
SunTrust Banks, Inc.
6.00%, 09/11/2017	103,000	106,080
2.50%, 05/01/2019	8,810,000	8,881,687
2.90%, 03/03/2021	324,000	328,307
2.70%, 01/27/2022	9,210,000	9,204,640
Svenska Handelsbanken AB
2.50%, 01/25/2019	2,000,000	2,020,428
2.40%, 10/01/2020	2,000,000	1,994,244
Swedbank AB
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,994,666) (1)	6,000,000	6,026,376
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,622,046
2.60%, 01/15/2019	1,350,000	1,356,372
3.00%, 08/15/2019	4,775,000	4,834,788
3.75%, 08/15/2021	6,000,000	6,161,520
4.25%, 08/15/2024	2,000,000	2,033,562
3.70%, 08/04/2026	1,865,000	1,790,169
TD Ameritrade Holding Corp.
5.60%, 12/01/2019	355,000	389,808
2.95%, 04/01/2022	725,000	733,290
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,177,052) (1)	2,580,000	3,342,767
4.90%, 09/15/2044 (Acquired 09/07/2016, Cost $228,716) (1)	200,000	215,933
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/2019 (Acquired 03/10/2015, Cost $3,742,712) (1)	3,700,000	3,762,056
Toronto-Dominion Bank/The
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $445,388) (1)	445,000	445,348
1.75%, 07/23/2018	556,000	556,777
2.25%, 11/05/2019	432,000	434,359
2.50%, 12/14/2020	500,000	502,671
3.63%, 09/15/2031	667,000	655,347
Travelers Cos, Inc./The
5.80%, 05/15/2018	110,000	116,025
UBS AG/Stamford CT
1.38%, 06/01/2017	13,088,000	13,084,715

	Principal Amount	Value
5.75%, 04/25/2018	322,000	338,158
1.78%, 06/01/2020	8,200,000	8,206,158
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (Acquired 09/21/2015, Cost $1,248,378) (1)	1,250,000	1,249,615
2.65%, 02/01/2022 (Acquired 08/03/2016, Cost $359,797) (1)	360,000	349,530
4.13%, 09/24/2025 (Acquired 06/14/2016, Cost $205,538) (1)	200,000	203,582
4.13%, 04/15/2026 (Acquired 03/29/2016, Cost $600,757) (1)	602,000	614,818
UDR, Inc.
4.63%, 01/10/2022	2,805,000	3,002,009
2.95%, 09/01/2026	276,000	257,772
Ventas Realty LP
3.75%, 05/01/2024	382,000	386,213
3.50%, 02/01/2025	251,000	246,802
4.13%, 01/15/2026	449,000	458,401
VEREIT Operating Partnership LP
4.60%, 02/06/2024	1,550,000	1,557,750
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	8,826,784
3.65%, 06/15/2026	200,000	195,273
Wachovia Co.
5.75%, 06/15/2017	315,000	320,993
5.75%, 02/01/2018	1,865,000	1,944,216
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (Acquired 09/28/2015, Cost $5,984,223) (1)	6,000,000	6,099,408
4.75%, 09/17/2044 (Acquired 06/23/2016 through 06/29/2016, Cost $2,422,189) (1)	2,281,000	2,250,430
Wells Fargo & Co.
5.63%, 12/11/2017	948,000	982,785
2.15%, 01/30/2020	1,583,000	1,574,525
2.60%, 07/22/2020	478,000	480,416
4.60%, 04/01/2021	1,377,000	1,478,419
2.10%, 07/26/2021	800,000	777,726
3.50%, 03/08/2022	1,929,000	1,982,649
3.30%, 09/09/2024	1,900,000	1,878,211
3.00%, 02/19/2025	4,075,000	3,909,518
3.55%, 09/29/2025	700,000	697,889
3.00%, 04/22/2026	5,000,000	4,764,430
3.00%, 10/23/2026	3,895,000	3,703,269

	Principal Amount	Value
4.30%, 07/22/2027	4,128,000	4,239,402
5.61%, 01/15/2044	317,000	358,522
4.65%, 11/04/2044	675,000	663,086
4.90%, 11/17/2045	2,451,000	2,512,621
4.75%, 12/07/2046	2,656,000	2,680,834
Wells Fargo Bank NA
6.00%, 11/15/2017	1,568,000	1,627,161
Welltower, Inc.
3.75%, 03/15/2023	560,000	570,706
4.50%, 01/15/2024	461,000	486,563
4.00%, 06/01/2025	872,000	890,050
Westpac Banking Corp.
1.60%, 01/12/2018	846,000	845,246
1.63%, 07/30/2018	3,060,000	3,076,258
4.88%, 11/19/2019	1,105,000	1,185,183
2.00%, 03/03/2021 (Acquired 02/24/2015, Cost $1,347,740) (1)	1,349,000	1,338,532
2.00%, 08/19/2021	10,451,000	10,135,892
Willis North America, Inc.
7.00%, 09/29/2019	537,000	597,193
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,361,996
XLIT Ltd.
2.30%, 12/15/2018	4,375,000	4,402,895
5.25%, 12/15/2043	2,700,000	2,785,112

		1,338,160,543

Industrials—1.23%
ABB Finance USA, Inc.
1.63%, 05/08/2017	173,000	173,276
2.88%, 05/08/2022	241,000	243,184
4.38%, 05/08/2042	107,000	112,044
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	495,795
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $359,981) (1)	376,000	371,107
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	954,421

	Principal Amount	Value
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $260,538) (1)	243,000	264,989
3.80%, 10/07/2024 (Acquired 09/30/2014 through 08/28/2015, Cost $772,647) (1)	770,000	788,062
3.85%, 12/15/2025 (Acquired 12/03/2015, Cost $494,623) (1)	500,000	509,254
BAE Systems Plc
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $578,488) (1)	550,000	626,124
Boeing Co./The
4.88%, 02/15/2020	52,000	56,498
7.95%, 08/15/2024	124,000	163,296
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	383,088
5.75%, 03/15/2018	173,000	181,828
3.60%, 09/01/2020	146,000	152,802
3.45%, 09/15/2021	215,000	224,340
3.05%, 03/15/2022	440,000	450,318
3.00%, 03/15/2023	206,000	208,295
6.70%, 08/01/2028	62,000	78,848
7.29%, 06/01/2036	134,000	182,698
5.75%, 05/01/2040	373,000	454,431
5.40%, 06/01/2041	542,000	638,619
4.40%, 03/15/2042	400,000	416,256
4.38%, 09/01/2042	462,000	479,203
5.15%, 09/01/2043	389,000	445,907
4.15%, 04/01/2045	1,825,000	1,846,964
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,287,978
2.90%, 02/01/2025	644,000	630,383
7.13%, 10/15/2031	155,000	209,669
6.13%, 09/15/2115	678,000	809,820
Caterpillar Financial Services Corp.
7.15%, 02/15/2019	62,000	68,619
2.75%, 08/20/2021	420,000	421,852
1.93%, 10/01/2021 (Acquired 10/28/2013, Cost $429,310) (1)	445,000	429,244
2.85%, 06/01/2022	446,000	446,409
3.75%, 11/24/2023	2,825,000	2,964,151
3.25%, 12/01/2024	714,000	720,146
2.40%, 08/09/2026	700,000	656,739

	Principal Amount	Value
Caterpillar, Inc.
1.50%, 06/26/2017	193,000	193,246
2.60%, 06/26/2022	220,000	218,948
CRH America, Inc.
3.88%, 05/18/2025 (Acquired 05/12/2015, Cost $353,624) (1)	354,000	360,001
5.13%, 05/18/2045 (Acquired 05/12/2015, Cost $227,254) (1)	230,000	239,067
CSX Corp.
7.90%, 05/01/2017	413,000	421,742
4.25%, 06/01/2021	205,000	218,817
3.40%, 08/01/2024	600,000	610,453
5.50%, 04/15/2041	402,000	460,669
4.75%, 05/30/2042	175,000	181,827
3.80%, 11/01/2046	4,058,000	3,754,052
3.95%, 05/01/2050	246,000	220,747
Deere & Co.
2.60%, 06/08/2022	619,000	615,332
3.90%, 06/09/2042	275,000	274,824
Eaton Co.
1.50%, 11/02/2017	163,000	163,126
5.60%, 05/15/2018	273,000	286,934
7.63%, 04/01/2024	206,000	246,980
4.00%, 11/02/2032	143,000	140,772
5.80%, 03/15/2037	500,000	581,048
Federal Express Co. 1998 Pass Through Trust
6.85%, 07/15/2020	1,108,716	1,148,297
6.72%, 07/15/2023(8)	192,131	212,304
FedEx Co.
3.90%, 02/01/2035	414,000	396,906
4.10%, 04/15/2043	86,000	80,163
General Electric Capital Co.
1.08%, 02/15/2017	361,000	361,000
5.40%, 02/15/2017	155,000	155,754
2.30%, 04/27/2017	790,000	792,999
1.60%, 11/20/2017	328,000	328,856
6.00%, 08/07/2019	157,000	173,389
2.10%, 12/11/2019	152,000	153,035
5.50%, 01/08/2020	581,000	636,219
5.55%, 05/04/2020	191,000	210,865

	Principal Amount	Value
4.38%, 09/16/2020	426,000	457,551
5.30%, 02/11/2021	184,000	203,904
3.15%, 09/07/2022	554,000	565,173
3.10%, 01/09/2023	516,000	522,433
6.75%, 03/15/2032	274,000	364,262
5.88%, 01/14/2038	289,000	363,126
General Electric Co.
4.65%, 10/17/2021	514,000	563,306
2.70%, 10/09/2022	175,000	174,769
3.38%, 03/11/2024	830,000	852,108
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,846,552
4.85%, 04/27/2035	200,000	209,815
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $159,078) (1)	148,000	162,068
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	167,984
3.90%, 09/01/2042	1,754,000	1,749,303
Ingersoll-Rand Co.
6.39%, 11/15/2027	80,000	94,524
Ingersoll-Rand Global Holding Co. Ltd
4.25%, 06/15/2023	329,000	347,605
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	360,559
John Deere Capital Co.
1.60%, 07/13/2018	315,000	314,846
1.70%, 01/15/2020	123,000	121,512
2.05%, 03/10/2020	300,000	298,910
2.45%, 09/11/2020	335,000	336,138
3.15%, 10/15/2021	257,000	263,381
2.80%, 01/27/2023	373,000	372,483
Johnson Controls International plc
4.25%, 03/01/2021	344,000	362,996
3.75%, 12/01/2021	475,000	491,186
3.63%, 07/02/2024	161,000	163,084
6.00%, 01/15/2036	107,000	123,268
5.25%, 12/01/2041	722,000	775,460

	Principal Amount	Value
5.13%, 09/14/2045	205,000	217,696
4.95%, 07/02/2064	1,380,000	1,284,162
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	180,238
3.75%, 03/15/2022	864,000	899,258
L-3 Communications Corp.
3.85%, 12/15/2026	280,000	277,908
Lockheed Martin Co.
4.25%, 11/15/2019	103,000	109,646
3.10%, 01/15/2023	346,000	349,425
6.15%, 09/01/2036	400,000	499,648
4.85%, 09/15/2041	181,000	198,824
4.07%, 12/15/2042	462,000	455,122
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,730,339
6.25%, 05/01/2037	107,000	113,556
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,722,011
9.75%, 06/15/2020	17,000	20,461
8.20%, 01/15/2030	537,000	699,932
Norfolk Southern Co.
7.70%, 05/15/2017	14,000	14,320
3.25%, 12/01/2021	570,000	584,858
2.90%, 02/15/2023	294,000	291,892
5.59%, 05/17/2025	6,000	6,855
7.80%, 05/15/2027	1,705,000	2,280,674
3.95%, 10/01/2042	332,000	314,755
4.80%, 08/15/2043	3,400,000	3,693,927
6.00%, 03/15/2105	351,000	409,438
6.00%, 05/23/2111	1,083,000	1,263,896
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	838,691
3.85%, 04/15/2045	195,000	184,596
Northrop Grumman Systems Co.
7.75%, 02/15/2031	206,000	285,927
Odebrecht Finance Ltd.
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (1)	1,375,000	790,625

	Principal Amount	Value
Pactiv LLC
7.95%, 12/15/2025	34,000	36,040
Parker-Hannifin Co.
5.50%, 05/15/2018	80,000	84,248
3.30%, 11/21/2024	149,000	150,702
4.45%, 11/21/2044	333,000	351,053
Penske Truck Leasing Co Lp / PTL Finance Corp.
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $431,941) (1)	431,000	436,491
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,972) (1)	184,000	184,400
3.38%, 02/01/2022 (Acquired 01/26/2015 through 06/05/2015, Cost $1,989,001) (1)	2,011,000	2,026,063
4.25%, 01/17/2023 (Acquired 01/23/2015, Cost $229,368) (1)	220,000	228,270
Pentair Finance SA
2.90%, 09/15/2018	915,000	925,407
3.63%, 09/15/2020	6,650,000	6,761,175
Precision Castparts Co.
3.25%, 06/15/2025	880,000	885,753
4.20%, 06/15/2035	75,000	78,436
4.38%, 06/15/2045	415,000	435,594
Raytheon Co.
3.15%, 12/15/2024	378,000	384,316
Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	3,104,647
3.55%, 06/01/2022	496,000	514,727
2.90%, 07/01/2026	245,000	234,518
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	210,542
2.80%, 12/15/2021	1,007,000	1,005,496
3.80%, 12/15/2026	308,000	309,918
Ryder System, Inc.
2.50%, 03/01/2017	165,000	165,173
2.50%, 03/01/2018	165,000	166,178
2.50%, 05/11/2020	1,020,000	1,014,757
2.88%, 09/01/2020	345,000	348,500
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (Acquired 05/18/2015, Cost $553,000) (1)	553,000	556,559
2.35%, 10/15/2026 (Acquired 09/06/2016, Cost $698,048) (1)	700,000	646,908
4.40%, 05/27/2045 (Acquired 05/18/2015, Cost $509,295) (1)	513,000	539,401

	Principal Amount	Value
3.30%, 09/15/2046 (Acquired 09/06/2016, Cost $398,572) (1)	400,000	347,492
Timken Co./The
3.88%, 09/01/2024	1,000,000	978,735
TTX Co.
2.25%, 02/01/2019 (Acquired 01/12/2016 through 12/14/2016, Cost $3,376,321) (1)	3,375,000	3,372,313
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,903) (1)	2,000,000	1,993,952
3.90%, 02/01/2045 (Acquired 01/26/2015, Cost $3,968,917) (1)	4,000,000	3,599,000
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	780,012
2.38%, 12/17/2018	7,025,000	7,091,337
Union Pacific Corp.
4.16%, 07/15/2022	453,000	487,672
2.95%, 01/15/2023	149,000	150,171
3.65%, 02/15/2024	142,000	148,081
3.25%, 01/15/2025	200,000	203,005
3.38%, 02/01/2035	1,500,000	1,416,279
4.30%, 06/15/2042	165,000	170,612
4.15%, 01/15/2045	300,000	301,507
3.80%, 10/01/2051	116,000	108,032
Union Pacific Railroad Co. 2003 Pass Through Trust
4.70%, 01/02/2024(8)	21,287	22,564
Union Pacific Railroad Co. 2015-1 Pass Through Trust
2.70%, 05/12/2027	675,964	649,683
United Parcel Service of America, Inc.
8.38%, 04/01/2020	243,000	288,127
8.38%, 04/01/2030	83,000	117,218
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	185,021
United Technologies Co.
1.78%, 05/04/2018	14,316,000	14,317,059
3.10%, 06/01/2022	524,000	538,018
4.50%, 06/01/2042	693,000	740,371
4.15%, 05/15/2045	785,000	791,221
Vulcan Materials Co.
7.00%, 06/15/2018	215,000	229,512
7.15%, 11/30/2037	54,000	64,530

	Principal Amount	Value
Wabtec Co./DE
4.38%, 08/15/2023	322,000	336,039
Waste Management, Inc.
4.75%, 06/30/2020	195,000	210,060
2.40%, 05/15/2023	318,000	308,018
3.13%, 03/01/2025	424,000	423,998
3.90%, 03/01/2035	156,000	154,847
Xylem, Inc./NY
3.25%, 11/01/2026	192,000	186,159
4.38%, 11/01/2046	224,000	220,206

		130,448,138

Real Estate – 0.09%
American Tower Corp.
3.50%, 01/31/2023	341,000	341,675
3.38%, 10/15/2026	506,000	478,309
HCP, Inc.
3.88%, 08/15/2024	1,507,000	1,504,450
Realty Income Corp.
2.00%, 01/31/2018	4,700,000	4,712,761
3.25%, 10/15/2022	1,490,000	1,500,415
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	632,412

		9,170,022

Technology – 1.21%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	475,955
4.50%, 12/05/2036	220,000	221,540
Apple, Inc.
1.13%, 05/03/2018	790,000	791,790
2.15%, 02/09/2022	1,200,000	1,178,765
2.40%, 05/03/2023	2,081,000	2,024,043
3.45%, 05/06/2024	795,000	817,914
3.20%, 05/13/2025	1,010,000	1,012,843
2.45%, 08/04/2026	1,111,000	1,041,123
4.50%, 02/23/2036	723,000	770,893
3.45%, 02/09/2045	500,000	440,385
3.85%, 08/04/2046	6,442,000	6,159,119

	Principal Amount	Value
Dell, Inc.
7.10%, 04/15/2028	196,000	203,840
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3.48%, 06/01/2019 (Acquired 05/17/2016, Cost $7,483,479) (1)	7,485,000	7,638,802
4.42%, 06/15/2021 (Acquired 05/17/2016, Cost $2,894,301) (1)	2,895,000	2,993,056
5.45%, 06/15/2023 (Acquired 05/17/2016, Cost $842,686) (1)	843,000	893,290
6.02%, 06/15/2026 (Acquired 05/17/2016, Cost $737,687) (1)	738,000	798,435
8.10%, 07/15/2036 (Acquired 09/28/2016 through 11/30/2016, Cost $1,416,856) (1)	1,211,000	1,438,722
8.35%, 07/15/2046 (Acquired 09/28/2016 through 11/30/2016, Cost $1,386,845) (1)	1,149,000	1,412,576
Fidelity National Information Services, Inc.
1.45%, 06/05/2017	665,000	665,253
3.63%, 10/15/2020	4,000,000	4,138,016
3.50%, 04/15/2023	2,430,000	2,458,737
3.88%, 06/05/2024	2,150,000	2,190,882
3.00%, 08/15/2026	1,300,000	1,220,685
Fiserv, Inc.
4.63%, 10/01/2020	215,000	229,459
4.75%, 06/15/2021	5,231,000	5,624,418
3.85%, 06/01/2025	5,000,000	5,078,715
Hewlett Packard Co.
4.38%, 09/15/2021	293,000	307,957
4.65%, 12/09/2021	326,000	348,126
6.00%, 09/15/2041	731,000	736,132
Hewlett Packard Enterprise Co. SR GLBL NT 17
0.00%, 10/05/2017	10,300,000	10,359,184
Hewlett Packard Enterprise Co. SR GLBL NT4.4% 22
0.00%, 10/15/2022	7,500,000	7,819,943
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	297,043
Intel Co.
3.30%, 10/01/2021	259,000	268,892
3.10%, 07/29/2022	245,000	251,665
3.70%, 07/29/2025	456,000	480,340
4.00%, 12/15/2032	1,195,000	1,230,189
International Business Machines Co.
7.63%, 10/15/2018	872,000	963,663
2.25%, 02/19/2021	1,670,000	1,666,573
6.22%, 08/01/2027	68,000	84,881

	Principal Amount	Value
6.50%, 01/15/2028	120,000	151,793
4.00%, 06/20/2042	79,000	78,865
Intuit, Inc.
5.75%, 03/15/2017	8,059,000	8,130,387
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,236,859
Microsoft Corp.
2.13%, 11/15/2022	350,000	340,660
2.38%, 05/01/2023	1,055,000	1,034,488
3.63%, 12/15/2023	445,000	468,158
2.40%, 08/08/2026	600,000	566,272
3.50%, 02/12/2035	318,000	305,599
4.20%, 11/03/2035	231,000	242,695
4.50%, 10/01/2040	125,000	132,580
4.00%, 02/12/2055	1,513,000	1,427,606
4.75%, 11/03/2055	408,000	442,767
3.95%, 08/08/2056	264,000	248,745
National Semiconductor Co.
6.60%, 06/15/2017	855,000	876,219
Oracle Corp.
5.75%, 04/15/2018	351,000	370,765
5.00%, 07/08/2019	547,000	589,645
2.80%, 07/08/2021	766,000	780,004
3.63%, 07/15/2023	149,000	155,990
2.40%, 09/15/2023	608,000	588,338
3.40%, 07/08/2024	2,000,000	2,035,430
2.95%, 05/15/2025	2,000,000	1,957,934
4.30%, 07/08/2034	4,714,000	4,866,894
3.90%, 05/15/2035	150,000	147,708
3.85%, 07/15/2036	4,714,000	4,592,756
6.50%, 04/15/2038	201,000	262,208
6.13%, 07/08/2039	265,000	332,923
4.00%, 07/15/2046	2,078,000	1,983,426
4.38%, 05/15/2055	400,000	396,938
Pitney Bowes, Inc.
5.60%, 03/15/2018	175,000	181,845
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	432,833

	Principal Amount	Value
TSMC Global Ltd.
1.63%, 04/03/2018 (Acquired 02/04/2016, Cost $4,951,674) (1)	5,000,000	4,979,795
Xerox Co.
6.75%, 02/01/2017	2,170,000	2,177,827
2.95%, 03/15/2017	202,000	202,606
2.75%, 03/15/2019	3,200,000	3,199,136
5.63%, 12/15/2019	392,000	421,339
2.75%, 09/01/2020	1,930,000	1,902,266
4.50%, 05/15/2021	183,000	190,108

		128,166,251

Utilities – 2.42%
AEP Transmission Co. LLC
4.00%, 12/01/2046 (Acquired 11/16/2016, Cost $1,986,720) (1)	2,020,000	1,999,485
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	1,969,367
6.13%, 05/15/2038	219,000	273,467
6.00%, 03/01/2039	89,000	110,281
4.15%, 08/15/2044	205,000	205,605
3.75%, 03/01/2045	415,000	391,294
American Electric Power Co., Inc.
1.65%, 12/15/2017	246,000	246,067
American Water Capital Corp.
3.85%, 03/01/2024	500,000	526,264
3.40%, 03/01/2025	592,000	605,061
6.59%, 10/15/2037	386,000	514,153
4.00%, 12/01/2046	2,350,000	2,354,735
Appalachian Power Co.
6.70%, 08/15/2037	430,000	550,180
Arizona Public Service Co.
8.75%, 03/01/2019	91,000	103,409
2.20%, 01/15/2020	167,000	167,094
3.35%, 06/15/2024	676,000	688,973
5.05%, 09/01/2041	349,000	392,890
4.50%, 04/01/2042	221,000	231,660
3.75%, 05/15/2046	2,290,000	2,143,138

	Principal Amount	Value
Atmos Energy Co.
8.50%, 03/15/2019	71,000	80,705
4.15%, 01/15/2043	830,000	806,877
4.13%, 10/15/2044	450,000	446,672
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	510,691
3.50%, 08/15/2046	375,000	336,682
Beaver Valley II Funding Co.
9.00%, 06/01/2017	3,000	3,000
Berkshire Hathaway Energy Co.
5.75%, 04/01/2018	168,000	176,450
2.40%, 02/01/2020	409,000	409,862
3.50%, 02/01/2025	625,000	636,591
4.50%, 02/01/2045	375,000	388,263
Boston Gas Co.
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,699) (1)	253,000	258,217
Brooklyn Union Gas Co./The
4.50%, 03/10/2046 (Acquired 03/07/2016, Cost $2,000,000) (1)	2,000,000	2,055,150
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	165,653
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,980,486) (1)	5,000,000	5,085,675
Cleveland Electric Illuminating Co./The
7.88%, 11/01/2017	356,000	374,415
CMS Energy Corp.
3.88%, 03/01/2024	300,000	311,663
3.00%, 05/15/2026	110,000	105,713
2.95%, 02/15/2027	348,000	329,764
Consumers Energy Co.
4.35%, 08/31/2064	191,000	190,809
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $564,541) (1)	551,000	566,152
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,061) (1)	1,822,000	1,810,613
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	341,329
Connecticut Light & Power Co./The
5.65%, 05/01/2018	95,000	100,152

	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.
5.70%, 12/01/2036	1,943,000	2,314,509
5.70%, 06/15/2040	318,000	384,406
3.85%, 06/15/2046	2,940,000	2,799,171
4.30%, 12/01/2056	3,050,000	3,038,642
Consumers Energy Co.
5.65%, 04/15/2020	144,000	158,512
2.85%, 05/15/2022	155,000	157,289
3.25%, 08/15/2046	190,000	167,359
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	164,916
4.15%, 05/15/2045	2,513,000	2,569,877
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,260,000	1,273,126
2.80%, 11/15/2020	264,000	266,199
4.60%, 12/15/2044	726,000	720,950
Dominion Resources, Inc./VA
2.96%, 07/01/2019	4,789,000	4,846,353
2.85%, 08/15/2026	304,000	284,185
5.25%, 08/01/2033	583,000	627,822
7.00%, 06/15/2038	124,000	158,125
4.90%, 08/01/2041	212,000	222,162
DTE Electric Co.
2.65%, 06/15/2022	194,000	195,049
3.70%, 03/15/2045	463,000	441,737
DTE Energy Co.
2.40%, 12/01/2019	278,000	279,236
3.30%, 06/15/2022	139,000	141,251
3.85%, 12/01/2023	292,000	301,768
3.50%, 06/01/2024	692,000	696,607
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	150,462
4.30%, 06/15/2020	205,000	218,990
6.00%, 12/01/2028	235,000	290,937
6.00%, 01/15/2038	161,000	199,099
4.25%, 12/15/2041	141,000	143,969
Duke Energy Corp.
6.25%, 06/15/2018	1,781,000	1,892,412

	Principal Amount	Value
3.55%, 09/15/2021	306,000	316,475
3.75%, 09/01/2046	8,100,000	7,276,214
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	122,615
6.40%, 06/15/2038	72,000	94,781
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	563,133
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	417,329
6.35%, 08/15/2038	320,000	416,191
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	220,117
3.00%, 09/15/2021	372,000	381,218
2.80%, 05/15/2022	335,000	338,377
3.25%, 08/15/2025	158,000	160,227
4.10%, 05/15/2042	217,000	215,345
4.10%, 03/15/2043	181,000	180,620
4.38%, 03/30/2044	132,000	136,513
4.15%, 12/01/2044	129,000	127,903
4.20%, 08/15/2045	325,000	330,026
3.70%, 10/15/2046	506,000	478,096
Edison International
2.95%, 03/15/2023	400,000	395,298
Electricite de France SA
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,999,443) (1)	5,000,000	4,999,850
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,536,808) (1)	3,558,000	3,564,682
4.75%, 10/13/2035 (Acquired 10/07/2015, Cost $4,899,005) (1)	5,000,000	5,008,910
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,522) (1)	1,035,000	1,004,166
Emera US Finance LP
3.55%, 06/15/2026 (Acquired 06/09/2016, Cost $2,229,133) (1)	2,235,000	2,193,887
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $919,093) (1)	888,000	948,813
6.00%, 10/07/2039 (Acquired 10/28/2013 through 10/04/2016, Cost $345,044) (1)	307,000	342,425
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	312,409
Entergy Corp.
2.95%, 09/01/2026	310,000	289,549

	Principal Amount	Value
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	605,587
3.05%, 06/01/2031	440,000	415,727
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	471,105
Exelon Co.
1.55%, 06/09/2017	8,499,000	8,483,387
3.40%, 04/15/2026	222,000	217,508
4.95%, 06/15/2035	1,500,000	1,588,991
5.63%, 06/15/2035	1,030,000	1,138,047
Exelon Generation Co. LLC
6.20%, 10/01/2017	3,436,000	3,549,371
2.95%, 01/15/2020	300,000	303,416
4.25%, 06/15/2022	618,000	639,031
6.25%, 10/01/2039	300,000	301,607
5.75%, 10/01/2041	192,000	179,919
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014 through 06/06/2016, Cost $3,480,082) (1)	3,422,000	3,626,174
Florida Power & Light Co.
5.63%, 04/01/2034	57,000	68,974
5.95%, 02/01/2038	103,000	131,800
Georgia Power Co.
3.25%, 04/01/2026	147,000	147,519
5.95%, 02/01/2039	41,000	49,232
Great Plains Energy, Inc.
4.85%, 06/01/2021	156,000	166,060
Hydro-Quebec
9.40%, 02/01/2021	186,000	231,632
8.40%, 01/15/2022	826,000	1,031,573
8.05%, 07/07/2024	638,000	837,891
Indiana Michigan Power Co.
7.00%, 03/15/2019	112,000	123,385
3.20%, 03/15/2023	991,000	999,531
ITC Holdings Co.
5.30%, 07/01/2043	2,553,000	2,787,631
Jersey Central Power & Light Co.
7.35%, 02/01/2019	31,000	33,943

	Principal Amount	Value
4.70%, 04/01/2024 (Acquired 12/07/2016 through 12/09/2016, Cost $4,784,906) (1)	4,469,000	4,749,769
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	456,765	479,468
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	371,818
5.30%, 10/01/2041	1,032,000	1,100,598
KeySpan Gas East Corp.
2.74%, 08/15/2026 (Acquired 08/02/2016, Cost $538,000) (1)	538,000	509,966
Korea Electric Power Co.
6.75%, 08/01/2027	233,000	278,016
Korea Gas Corp.
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $287,632) (1)	279,000	295,741
1.88%, 07/18/2021 (Acquired 07/11/2016, Cost $586,851) (1)	588,000	563,265
Korea Hydro & Nuclear Power Co. Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,016,470) (1)	4,000,000	4,064,408
Massachusetts Electric Co.
4.00%, 08/15/2046 (Acquired 08/02/2016, Cost $624,000) (1)	624,000	597,847
Mega Advance Investments Ltd.
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $609,844) (1)	591,000	630,982
MidAmerican Energy Co.
5.30%, 03/15/2018	72,000	75,067
3.50%, 10/15/2024	317,000	327,271
Nevada Power Co.
6.50%, 08/01/2018	232,000	249,426
7.13%, 03/15/2019	188,000	208,936
5.38%, 09/15/2040	38,000	43,436
5.45%, 05/15/2041	386,000	451,324
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (Acquired 11/21/2016, Cost $450,766) (1)	454,000	451,332
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	3,748,000	3,764,390
6.00%, 03/01/2019	124,000	134,044
2.40%, 09/15/2019	487,000	489,537
2.70%, 09/15/2019	3,473,000	3,515,385
7.30%, 09/01/2067	295,000	294,705
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $177,734) (1)	168,000	179,203

	Principal Amount	Value
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $258,000) (1)	258,000	262,497
NiSource Finance Co.
3.85%, 02/15/2023	283,000	292,096
5.80%, 02/01/2042	774,000	899,171
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	592,314
4.13%, 05/15/2044	1,480,000	1,501,722
Ohio Power Co.
6.05%, 05/01/2018	160,000	168,557
5.38%, 10/01/2021	65,000	72,549
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	635,000	686,035
7.00%, 09/01/2022	124,000	151,195
Pacific Gas & Electric Co.
5.63%, 11/30/2017	204,000	211,555
8.25%, 10/15/2018	4,484,000	4,976,908
3.25%, 09/15/2021	146,000	149,987
2.45%, 08/15/2022	581,000	573,270
3.25%, 06/15/2023	206,000	209,940
3.40%, 08/15/2024	11,150,000	11,379,913
3.50%, 06/15/2025	547,000	561,339
2.95%, 03/01/2026	194,000	189,789
6.05%, 03/01/2034	146,000	182,456
4.50%, 12/15/2041	749,000	779,902
4.45%, 04/15/2042	194,000	203,373
4.00%, 12/01/2046	358,000	352,309
PacifiCo.
5.65%, 07/15/2018	294,000	311,516
5.50%, 01/15/2019	26,000	27,867
2.95%, 02/01/2022	103,000	104,794
PECO Energy Co.
5.35%, 03/01/2018	93,000	96,982
2.38%, 09/15/2022	578,000	566,987
4.15%, 10/01/2044	353,000	359,776
Pennsylvania Electric Co.
6.05%, 09/01/2017	93,000	95,568
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	177,939

	Principal Amount	Value
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	174,943
4.13%, 06/15/2044	208,000	210,377
Progress Energy, Inc.
4.40%, 01/15/2021	390,000	413,261
3.15%, 04/01/2022	389,000	392,131
7.75%, 03/01/2031	5,109,000	7,017,656
PSEG Power LLC
5.13%, 04/15/2020	430,000	460,334
3.00%, 06/15/2021	2,310,000	2,315,084
4.15%, 09/15/2021	332,000	345,934
8.63%, 04/15/2031	130,000	158,448
Public Service Co. of Colorado
5.80%, 08/01/2018	28,000	29,759
3.20%, 11/15/2020	120,000	123,808
2.25%, 09/15/2022	210,000	206,433
3.55%, 06/15/2046	353,000	327,482
Public Service Co. of New Hampshire
3.50%, 11/01/2023	101,000	102,845
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	153,696
4.40%, 02/01/2021	203,000	215,968
6.63%, 11/15/2037	649,000	825,213
Public Service Electric & Gas Co.
1.80%, 06/01/2019	85,000	84,883
3.15%, 08/15/2024	1,000,000	1,009,044
5.38%, 11/01/2039	117,000	137,339
RGS I&M Funding Co.
9.82%, 12/07/2022	85,737	86,926
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	258,651
3.95%, 11/15/2041	310,000	308,108
Sempra Energy
6.15%, 06/15/2018	237,000	251,048
9.80%, 02/15/2019	10,148,000	11,750,136
2.88%, 10/01/2022	361,000	357,145

	Principal Amount	Value
4.05%, 12/01/2023	10,325,000	10,771,680
3.55%, 06/15/2024	709,000	716,691
6.00%, 10/15/2039	155,000	184,386
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	161,000	158,331
Southern California Edison Co.
5.50%, 08/15/2018	144,000	152,981
3.88%, 06/01/2021	102,000	107,864
1.85%, 02/01/2022	264,000	259,567
3.50%, 10/01/2023	328,000	340,507
5.95%, 02/01/2038	67,000	83,995
6.05%, 03/15/2039	253,000	323,620
3.90%, 12/01/2041	392,000	386,343
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	544,242
2.45%, 10/01/2023	230,000	220,345
3.25%, 06/15/2026	225,000	219,231
5.88%, 03/15/2041	1,210,000	1,407,054
4.40%, 06/01/2043	160,000	157,908
3.95%, 10/01/2046	282,000	260,393
Southern Co./The
2.15%, 09/01/2019	555,000	554,812
2.35%, 07/01/2021	3,694,000	3,627,150
4.40%, 07/01/2046	2,194,000	2,165,719
Southern Power Co.
4.15%, 12/01/2025	218,000	225,624
5.15%, 09/15/2041	746,000	749,996
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	454,956
Southwestern Electric Power Co.
6.45%, 01/15/2019	320,000	347,340
Southwestern Public Service Co.
8.75%, 12/01/2018	351,000	394,497
4.50%, 08/15/2041	350,000	369,378
State Grid Overseas Investment 2013 Ltd.
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $239,857) (1)	241,000	239,879
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/2019 (Acquired 04/28/2014 through 05/22/2014, Cost $4,231,461) (1)	4,240,000	4,294,191

	Principal Amount	Value
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (Acquired 10/28/2013 through 02/27/2014, Cost $713,080) (1)	715,000	748,968
Toledo Edison Co/The
6.15%, 05/15/2037	680,000	801,344
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	356,836
Union Electric Co.
3.65%, 04/15/2045	1,370,000	1,292,561
Virginia Electric & Power Co.
5.40%, 04/30/2018	558,000	584,984
2.95%, 01/15/2022	80,000	81,020
3.45%, 02/15/2024	191,000	196,064
4.65%, 08/15/2043	3,500,000	3,792,212
4.45%, 02/15/2044	126,000	132,024
4.00%, 11/15/2046	2,047,000	2,036,425
WEC Energy Group, Inc.
1.65%, 06/15/2018	4,043,000	4,038,654
3.55%, 06/15/2025	865,000	880,409
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,136,227
Wisconsin Electric Power Co.
2.95%, 09/15/2021	27,000	27,538
3.10%, 06/01/2025	285,000	284,082
Xcel Energy, Inc.
1.20%, 06/01/2017	8,332,000	8,323,951
4.70%, 05/15/2020	62,000	65,899
2.40%, 03/15/2021	250,000	248,389
2.60%, 03/15/2022	2,869,000	2,854,351
3.35%, 12/01/2026	5,105,000	5,101,626
6.50%, 07/01/2036	351,000	440,684
4.80%, 09/15/2041	95,000	101,040

		256,958,411

Total Corporate Bonds (Cost $3,292,663,150)		$3,313,966,721

Government Related – 21.20%
African Development Bank
8.80%, 09/01/2019	2,720,000	$3,206,652

	Principal Amount	Value
Alabama Economic Settlement Authority
3.16%, 09/15/2025	2,308,000	2,327,964
4.26%, 09/15/2032	610,000	624,207
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	1,890,418
Atlanta Independent School System
5.56%, 03/01/2026	535,000	602,929
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,245,963
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/2021 (Acquired 03/15/2016, Cost $2,937,524) (1)	2,940,000	2,905,193
California Educational Facilities Authority
5.00%, 06/01/2046	1,750,000	2,225,790
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	931,498
California School Finance Authority
5.04%, 07/01/2020	270,000	289,559
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2046	2,250,000	2,848,207
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,936,062
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,099,377
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,047,500
4.00%, 02/26/2024	437,000	441,370
4.50%, 01/28/2026	1,192,000	1,227,760
5.63%, 02/26/2044	200,000	206,000
5.00%, 06/15/2045	842,000	798,847
Commonwealth Financing Authority
4.14%, 06/01/2038	1,205,000	1,150,341
Corp. Andina de Fomento
2.00%, 05/10/2019	3,215,000	3,193,247
2.13%, 09/27/2021	2,890,000	2,798,011
4.38%, 06/15/2022	2,735,000	2,901,452
County of Contra Costa CA
5.14%, 06/01/2017	640,000	647,674

	Principal Amount	Value
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	103,113
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,520,687
4.81%, 10/01/2114	875,000	885,290
Eaton Community City School District
5.39%, 08/25/2027	275,000	285,285
Elgin Local School District
5.50%, 08/31/2027	535,000	557,989
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	200,080
2.25%, 01/21/2020	1,800,000	1,789,373
4.38%, 09/15/2021	250,000	266,459
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	595,967
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	368,362
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,200,216
5.50%, 07/15/2036	1,135,000	1,486,407
Federal Home Loan Mortgage Co.
2.38%, 01/13/2022	6,869,000	6,974,645
6.25%, 07/15/2032	2,596,000	3,568,166
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,727,074
2.63%, 09/06/2024	3,714,000	3,752,622
1.88%, 09/24/2026	1,150,000	1,055,049
6.25%, 05/15/2029	1,285,000	1,700,429
7.13%, 01/15/2030	1,500,000	2,136,807
Financing Co.
0.00%, 11/30/2017 PO	404,000	400,196
0.00%, 04/06/2018 PO	194,000	190,977
0.00%, 05/11/2018 PO	6,860,000	6,738,167
0.00%, 03/07/2019 PO	205,000	198,581
Finnvera OYJ
2.38%, 06/04/2025 (Acquired 09/01/2016, Cost $616,917) (1)	600,000	574,104

	Principal Amount	Value
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,322,178
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,745,262
Hungary Government International Bond
6.38%, 03/29/2021	6,114,000	6,846,213
7.63%, 03/29/2041	2,850,000	3,982,162
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,456,965
5.88%, 01/15/2024 (Acquired 03/20/2015, Cost $1,474,189) (1)	1,300,000	1,434,295
4.13%, 01/15/2025 (Acquired 01/08/2015, Cost $1,318,284) (1)	1,325,000	1,312,861
4.75%, 01/08/2026	1,180,000	1,218,095
5.25%, 01/08/2047 (Acquired 12/01/2016, Cost $1,741,792) (1)	1,755,000	1,749,949
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	855,000	840,055
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	326,244
0.00%, 08/15/2022	3,701,000	3,194,614
0.00%, 09/15/2023	1,837,000	1,528,581
5.50%, 09/18/2023	8,856,000	10,470,219
0.00%, 11/01/2023 IO	413,000	341,698
5.50%, 04/26/2024	4,424,000	5,296,988
0.00%, 05/15/2024	3,640,000	2,952,997
0.00%, 08/15/2024	1,500,000	1,205,780
0.00%, 11/01/2024	1,000,000	798,365
0.00%, 11/01/2024 PO	10,349,000	8,262,279
0.00%, 11/15/2024	2,299,000	1,833,266
0.00%, 08/15/2025	2,500,000	1,928,975
0.00%, 11/15/2026	258,000	187,374
5.50%, 09/18/2033	619,000	800,321
Japan Bank for International Cooperation/Japan
1.50%, 07/21/2021	1,600,000	1,532,618
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 (Acquired 04/06/2016, Cost $1,596,964) (1)	1,600,000	1,563,617
2.13%, 10/25/2023 (Acquired 10/18/2016, Cost $3,376,691) (1)	3,400,000	3,230,473
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,119,260) (1)	995,000	1,134,300

	Principal Amount	Value
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,360,624
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,814,576
4.00%, 10/02/2023	2,418,000	2,423,561
3.60%, 01/30/2025	868,000	836,752
4.13%, 01/21/2026	1,429,000	1,417,568
4.75%, 03/08/2044	3,880,000	3,526,920
5.55%, 01/21/2045	1,494,000	1,527,615
4.35%, 01/15/2047	3,100,000	2,658,250
5.75%, 10/12/2110	588,000	542,430
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	105,000	105,530
3.75%, 07/01/2034	225,000	228,564
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	4,865,000	5,080,568
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,213,011
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	320,112
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,658,205
2.40%, 10/26/2022	2,595,000	2,516,229
North Carolina Housing Finance Agency
3.00%, 01/01/2033	4,765,000	4,756,709
Ohio State University/The
4.05%, 12/01/2056	406,000	403,641
4.80%, 06/01/2111	1,102,000	1,084,666
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,146,820
4.00%, 09/22/2024	3,133,000	3,187,828
3.75%, 03/16/2025	1,234,000	1,224,745
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	215,175
Poland Government International Bond
4.00%, 01/22/2024	1,040,000	1,063,668

	Principal Amount	Value
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,517,695
5.65%, 11/01/2040	435,000	523,966
4.46%, 10/01/2062	2,065,000	2,088,541
Province of Alberta Canada
1.90%, 12/06/2019	2,400,000	2,402,462
Province of Manitoba Canada
2.13%, 06/22/2026	400,000	372,564
Province of Quebec Canada
7.37%, 03/06/2026	58,000	76,146
Qatar Government International Bond
2.38%, 06/02/2021 (Acquired 05/25/2016, Cost $5,128,415) (1)	5,178,000	5,064,985
4.63%, 06/02/2046 (Acquired 05/25/2016, Cost $617,005) (1)	632,000	631,206
Republic of Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,111,000
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	429,981
5.38%, 07/24/2044	1,077,000	1,059,768
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	2,107,000	2,019,374
0.00%, 07/15/2020 PO	25,916,000	24,255,277
0.00%, 10/15/2020 PO	9,066,000	8,466,592
0.00%, 01/15/2021 PO	5,455,000	5,011,067
0.00%, 01/15/2030	3,380,000	2,204,135
0.00%, 04/15/2030	1,085,000	700,993
Resolution Funding Corp. Interest Strip
0.00%, 10/15/2025	1,295,000	1,017,610
0.00%, 01/15/2026	1,460,000	1,123,607
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,122,720
Romanian Government International Bond
6.13%, 01/22/2044	1,000,000	1,167,250
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	836,317
Saudi Government International Bond
2.38%, 10/26/2021 (Acquired 10/19/2016, Cost $7,587,567) (1)	7,661,000	7,438,340
4.50%, 10/26/2046 (Acquired 10/19/2016, Cost $1,150,764) (1)	1,174,000	1,124,495

	Principal Amount	Value
State of California
7.50%, 04/01/2034	5,540,000	7,830,790
7.30%, 10/01/2039	3,585,000	5,073,779
7.35%, 11/01/2039	1,131,000	1,605,816
State of Illinois
5.10%, 06/01/2033	560,000	494,939
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,560,868
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	7,040,177
Tennessee Valley Authority
7.13%, 05/01/2030	2,985,000	4,244,903
5.88%, 04/01/2036	882,000	1,161,694
5.50%, 06/15/2038	57,000	72,947
5.25%, 09/15/2039	949,000	1,189,814
3.50%, 12/15/2042	2,874,000	2,802,627
4.63%, 09/15/2060	303,000	336,017
4.25%, 09/15/2065	5,823,000	5,978,753
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,186,794
0.00%, 07/15/2028 IO	2,000,000	1,340,582
0.00%, 03/15/2032	1,514,000	869,697
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	422,029
0.00%, 11/01/2025 PO	1,847,000	1,405,343
0.00%, 06/15/2035 PO	258,000	129,753
Three Rivers Local School District
5.21%, 09/15/2027	285,000	295,237
Tokyo Metropolitan Government
2.00%, 05/17/2021 (Acquired 05/10/2016, Cost $2,392,899) (1)	2,400,000	2,328,096
Tunisia Government AID Bonds
1.42%, 08/05/2021	1,800,000	1,739,956
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,198,253
5.75%, 03/22/2024	494,000	495,428
Ukraine Government AID Bonds
1.47%, 09/29/2021	3,000,000	2,928,732

	Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2018(2)	941,148	949,685
1.38%, 01/15/2020(2)	331,998	349,147
0.13%, 01/15/2022(2)	2,373,140	2,376,940
1.75%, 01/15/2028(2)	692,316	772,860
3.63%, 04/15/2028(2)	1,558,816	2,049,389
2.50%, 01/15/2029(2)	464,993	560,753
U.S. Treasury Note/Bond
3.13%, 01/31/2017	206,000	206,434
4.63%, 02/15/2017	980,000	984,804
3.25%, 03/31/2017	6,295,000	6,336,566
2.75%, 05/31/2017	5,000,000	5,043,360
0.88%, 10/15/2017	7,960,000	7,961,051
4.25%, 11/15/2017	3,353,000	3,449,804
2.25%, 11/30/2017	206,000	208,518
2.75%, 12/31/2017	1,459,000	1,485,196
0.88%, 01/31/2018	245,000	244,803
2.63%, 01/31/2018	2,683,000	2,730,516
3.50%, 02/15/2018	6,993,000	7,188,650
0.88%, 05/31/2018	11,997,000	11,972,250
1.00%, 08/15/2018	1,505,000	1,502,780
0.75%, 08/31/2018	15,312,000	15,215,136
1.50%, 08/31/2018	5,061,000	5,091,897
1.00%, 09/15/2018	510,000	508,841
0.75%, 09/30/2018	396,000	393,257
0.75%, 10/31/2018	10,281,000	10,205,178
1.25%, 10/31/2018	1,930,000	1,932,727
1.00%, 11/30/2018	32,780,000	32,668,253
1.25%, 12/15/2018	246,000	246,216
0.00%, 12/31/2018	6,500,000	6,507,234
1.38%, 12/31/2018	722,000	724,178
0.75%, 02/15/2019	5,000,000	4,948,915
3.13%, 05/15/2019	10,774,000	11,229,579
1.50%, 05/31/2019	1,360,000	1,365,810
1.00%, 10/15/2019	1,909,000	1,887,705
1.00%, 11/30/2019	2,392,000	2,362,038
1.38%, 12/15/2019	3,416,000	3,406,111
8.50%, 02/15/2020	4,750,000	5,757,114

	Principal Amount	Value
3.50%, 05/15/2020	1,300,000	1,380,957
8.75%, 05/15/2020	2,000,000	2,466,534
1.63%, 06/30/2020	1,500,000	1,499,702
1.63%, 07/31/2020	11,315,000	11,299,646
2.63%, 08/15/2020	3,709,000	3,832,380
8.75%, 08/15/2020	6,304,000	7,867,279
2.13%, 08/31/2020	2,032,000	2,063,390
1.38%, 09/30/2020	12,395,000	12,245,442
2.63%, 11/15/2020	4,596,000	4,746,735
1.63%, 11/30/2020	3,776,000	3,757,815
2.00%, 11/30/2020	1,000,000	1,009,552
1.75%, 12/31/2020	2,523,000	2,520,141
3.63%, 02/15/2021	1,961,000	2,103,282
7.88%, 02/15/2021	900,000	1,115,626
1.13%, 02/28/2021	7,772,000	7,555,690
1.25%, 03/31/2021	1,996,000	1,948,210
1.38%, 04/30/2021	58,075,000	56,919,366
2.25%, 04/30/2021	1,800,000	1,829,961
3.13%, 05/15/2021	4,592,000	4,834,770
8.13%, 05/15/2021	1,718,000	2,166,405
1.38%, 05/31/2021	19,008,000	18,613,128
1.13%, 07/31/2021	5,374,000	5,189,806
2.13%, 08/15/2021	2,805,000	2,828,972
8.13%, 08/15/2021	1,850,000	2,354,064
1.13%, 08/31/2021	3,920,000	3,783,898
1.13%, 09/30/2021	62,266,000	60,001,074
2.13%, 09/30/2021	67,865,000	68,400,998
1.25%, 10/31/2021	36,708,000	35,559,884
2.00%, 10/31/2021	15,000,000	15,028,620
8.00%, 11/15/2021	4,414,000	5,648,309
1.75%, 11/30/2021	33,037,000	32,757,705
1.88%, 11/30/2021	10,000	9,963
2.00%, 12/31/2021	19,000,000	19,050,483
1.50%, 01/31/2022	1,250,000	1,220,514
1.75%, 03/31/2022	43,475,000	42,850,829
1.75%, 05/15/2022	2,000,000	1,968,522
2.13%, 06/30/2022	2,000,000	2,004,874

	Principal Amount	Value
2.00%, 07/31/2022	8,500,000	8,459,574
2.00%, 02/15/2023	500,000	495,307
1.50%, 02/28/2023	2,148,000	2,063,519
1.63%, 04/30/2023	13,100,000	12,655,124
1.75%, 05/15/2023	9,000,000	8,755,461
2.50%, 08/15/2023	1,000,000	1,016,525
2.13%, 11/30/2023	11,470,000	11,379,857
0.00%, 12/31/2023	4,660,000	4,662,731
2.75%, 02/15/2024	1,000,000	1,031,544
2.50%, 05/15/2024	72,150,000	73,136,723
2.38%, 08/15/2024	4,000,000	4,013,376
2.25%, 11/15/2025	68,700,000	67,720,475
1.63%, 05/15/2026	31,395,000	29,229,844
1.50%, 08/15/2026	11,095,000	10,187,873
2.00%, 11/15/2026	38,394,000	36,880,892
5.25%, 11/15/2028	19,540,500	24,835,350
5.38%, 02/15/2031	1,312,000	1,744,400
4.75%, 02/15/2037	28,202,000	36,641,900
4.38%, 02/15/2038	10,000,000	12,404,640
3.50%, 02/15/2039	98,799,100	107,845,738
4.25%, 05/15/2039	6,800,000	8,241,083
4.50%, 08/15/2039	4,706,000	5,899,183
4.38%, 11/15/2039	7,900,000	9,734,656
4.63%, 02/15/2040	3,000,000	3,827,058
4.38%, 05/15/2040	7,600,000	9,372,814
3.88%, 08/15/2040	4,380,000	5,019,568
4.25%, 11/15/2040	9,150,000	11,088,180
4.75%, 02/15/2041	8,315,000	10,820,975
4.38%, 05/15/2041	1,500,000	1,852,507
2.88%, 05/15/2043(4)	71,700,000	69,106,181
3.00%, 11/15/2044	1,425,000	1,404,517
3.00%, 05/15/2045	52,943,000	52,107,507
2.88%, 08/15/2045	21,053,000	20,212,017
3.00%, 11/15/2045	11,563,000	11,378,212
2.50%, 02/15/2046	3,455,000	3,062,564
2.50%, 05/15/2046	2,940,000	2,606,225
2.25%, 08/15/2046	10,748,000	9,014,036
2.88%, 11/15/2046	3,835,000	3,693,469

	Principal Amount	Value
U.S. Treasury Strip Coupon
0.00%, 08/15/2017	4,176,000	4,156,256
0.00%, 11/15/2017	9,529,000	9,453,778
0.00%, 02/15/2018	3,658,000	3,616,028
0.00%, 08/15/2018	10,000,000	9,816,810
0.00%, 11/15/2018	500,000	488,984
0.00%, 05/15/2019	20,278,000	19,642,123
0.00%, 08/15/2019	22,357,000	21,528,852
0.00%, 11/15/2019	7,500,000	7,185,023
0.00%, 02/15/2020	6,078,000	5,785,198
0.00%, 05/15/2020	39,615,000	37,462,757
0.00%, 08/15/2020	25,243,000	23,716,934
0.00%, 02/15/2021	14,550,000	13,459,958
0.00%, 05/15/2021	14,843,000	13,637,852
0.00%, 08/15/2021	9,469,000	8,626,382
0.00%, 11/15/2021	11,144,000	10,085,454
0.00%, 02/15/2022	33,917,000	30,456,618
0.00%, 05/15/2022	18,154,000	16,178,318
0.00%, 08/15/2022	12,500,000	11,056,875
0.00%, 11/15/2022	17,400,000	15,286,300
0.00%, 02/15/2023	61,562,000	53,623,088
0.00%, 05/15/2023	33,770,000	29,176,875
0.00%, 08/15/2023	19,635,000	16,843,747
0.00%, 11/15/2023	9,300,000	7,915,686
0.00%, 02/15/2024	6,124,000	5,170,328
0.00%, 05/15/2024	1,322,000	1,107,869
0.00%, 08/15/2024	1,834,000	1,525,239
0.00%, 11/15/2024	6,105,000	5,034,073
0.00%, 02/15/2025	799,000	652,614
0.00%, 05/15/2025	3,279,000	2,655,174
0.00%, 08/15/2025	1,360,000	1,092,967
0.00%, 02/15/2026	1,000,000	787,816
0.00%, 05/15/2026	3,801,000	2,974,598
0.00%, 08/15/2026	1,681,000	1,305,389
0.00%, 11/15/2026	10,222,000	7,858,571
0.00%, 02/15/2027	20,416,000	15,591,883

	Principal Amount	Value
0.00%, 05/15/2027	1,866,000	1,414,693
0.00%, 08/15/2027	4,314,000	3,236,009
0.00%, 11/15/2027	7,702,000	5,731,697
0.00%, 02/15/2028	7,769,000	5,736,008
0.00%, 05/15/2028	3,071,000	2,244,956
0.00%, 08/15/2028	6,918,000	5,020,123
0.00%, 11/15/2028	7,540,000	5,420,725
0.00%, 02/15/2029	7,537,000	5,373,406
0.00%, 05/15/2029	1,330,000	941,625
0.00%, 08/15/2029	4,738,000	3,326,820
0.00%, 11/15/2029	5,164,000	3,600,904
0.00%, 02/15/2030	15,187,000	10,495,143
0.00%, 05/15/2030	8,464,000	5,804,086
0.00%, 08/15/2030	13,772,000	9,373,223
0.00%, 11/15/2030	11,064,000	7,452,899
0.00%, 02/15/2031	9,298,000	6,222,640
0.00%, 05/15/2031	9,225,000	6,098,749
0.00%, 08/15/2031	11,262,000	7,391,498
0.00%, 11/15/2031	8,399,000	5,458,082
0.00%, 02/15/2032	15,909,000	10,241,991
0.00%, 05/15/2032	24,453,000	15,623,584
0.00%, 08/15/2032	10,925,000	6,925,707
0.00%, 11/15/2032	9,612,000	6,040,633
0.00%, 02/15/2033	3,000,000	1,867,485
0.00%, 05/15/2033	10,845,000	6,691,126
0.00%, 08/15/2033	4,212,000	2,579,808
0.00%, 11/15/2033	7,216,000	4,377,579
0.00%, 02/15/2034	11,759,000	7,073,156
0.00%, 05/15/2034	9,700,000	5,772,354
0.00%, 08/15/2034	6,895,000	4,083,550
0.00%, 11/15/2034	3,492,000	2,044,049
0.00%, 02/15/2035	1,824,000	1,057,648
0.00%, 05/15/2035	1,920,000	1,103,940
0.00%, 08/15/2035	175,000	99,847
0.00%, 05/15/2036	121,000	67,239
0.00%, 08/15/2041	1,225,000	555,573

	Principal Amount	Value
U.S. Treasury Strip Principal
0.00%, 05/15/2044	16,765,000	7,090,790
0.00%, 05/15/2045	5,605,000	2,286,868
University of California
4.77%, 05/15/2115	2,188,000	2,091,859
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	260,346
Westlake City School District
5.23%, 12/01/2026	430,000	439,056

Total Government Related (Cost $2,250,101,422)		$2,246,665,409

Mortgage-Backed Obligations – 34.62%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $14,126) (1)	14,152	$14,150
A10 Securitization 2015-1 LLC
2.10%, 04/17/2034 (Acquired 04/24/2015, Cost $888,037) (1)	888,109	884,991
3.13%, 04/17/2034 (Acquired 04/24/2015, Cost $861,995) (1)	862,000	867,677
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,908) (1)	425,000	421,685
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014 through 01/20/2015, Cost $55,306) (1)	55,348	55,314
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,808) (1)	1,807,000	1,793,385
Access Pt Fdg Trust 2016-1
6.25%, 02/16/2021 (7)(8)	2,291,009	2,288,610
Ajax Mortgage Loan Trust 2015-B
3.88%, 07/26/2060 (Acquired 06/24/2015, Cost $1,256,283) (1)	1,258,701	1,257,342
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	3,241	3,297
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	12,749	9,675
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	454,696	457,626
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	3,582,921	3,589,473
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	960,350	954,497
Alternative Loan Trust 2004-8CB
1.12%, 06/25/2034	4,630,802	4,574,550

	Principal Amount	Value
Alternative Loan Trust 2005-1CB
6.52%, 03/25/2035 IO	275,077	52,914
Alternative Loan Trust 2005-20CB
4.17%, 07/25/2035 IO	897,166	97,648
Alternative Loan Trust 2005-22T1
4.49%, 06/25/2035 IO	882,267	124,383
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	379,636	366,305
6.00%, 08/25/2035	11,915	8,868
Alternative Loan Trust 2005-37T1
4.47%, 09/25/2035 IO	3,050,668	439,634
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	43,340	43,297
Alternative Loan Trust 2005-54CB
4.27%, 11/25/2035 IO	1,552,100	177,878
5.50%, 11/25/2035	392,877	364,035
5.50%, 11/25/2035	4,987	5,045
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	161,402	149,031
Alternative Loan Trust 2005-J1
4.34%, 02/25/2035 IO	290,274	12,473
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	97,141	77,628
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	24,557	24,749
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	125,598	121,570
Alternative Loan Trust 2006-J5
4.57%, 07/25/2021	42,157	39,804
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $32,769) (1)	32,089	33,049
American General Mortgage Loan Trust 2010-1
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $35,177) (1)	34,362	34,309
Angel Oak Mortgage Trust LLC 2015-1
4.50%, 11/27/2045 (Acquired 12/10/2015, Cost $954,592) (1)	956,440	961,979
ASG Resecuritization Trust 2009-1
2.58%, 06/26/2037 (Acquired 10/28/2013 through 3/03/2014, Cost $77,879) (1)	78,275	77,938

	Principal Amount	Value
ASG Resecuritization Trust 2009-3
2.47%, 03/26/2037 (Acquired 10/28/2013, Cost $748,018) (1)	747,158	743,271
ASG Resecuritization Trust 2010-2
2.06%, 01/28/2037 (Acquired 10/28/2013, Cost $214,384) (1)	216,986	215,480
ASG Resecuritization Trust 2011-1
3.30%, 11/29/2035 (Acquired 10/28/2013, Cost $349,675) (1)	353,911	349,609
6.00%, 09/30/2036 (Acquired 10/28/2013, Cost $466,230) (1)	454,927	377,438
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/17/2049 (Acquired 05/13/2016, Cost $9,358,693) (1)	9,100,000	8,947,059
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/12/2030 (Acquired 10/28/2013 through 09/26/2016, Cost $4,045,512) (1)	3,927,000	3,944,735
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/16/2046 (Acquired 08/01/2014, Cost $1,152,817) (1)	1,200,000	1,141,477
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	7,050	7,071
0.00%, 01/25/2034 PO	39,988	31,508
6.00%, 01/25/2034	309,163	317,007
6.00%, 01/25/2034	349,928	358,247
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	27,514	27,524
6.00%, 02/25/2034	85,930	91,200
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	7,381	7,471
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	8,849	8,332
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	128,569	129,993
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	55,162	54,161
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	26,566	26,770
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	19,208	17,581
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	11,145	11,265
5.50%, 03/25/2035	11,447	10,414
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	69,187	68,612

	Principal Amount	Value
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	63,835	59,505
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	28,432	27,711
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	62,411	54,305
Banc of America Alternative Loan Trust 2007-1
5.78%, 04/25/2022	67,449	64,739
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	23,837	23,804
Banc of America Commercial Mortgage Trust 2006-5
0.70%, 09/10/2047 IO (Acquired 10/28/2013, Cost $261,208) (1)	1,728,069	4,035
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	7,011,387	7,139,827
5.49%, 02/10/2051	2,807,634	2,855,913
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	43,951	34,866
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	3,420,517	3,538,060
Banc of America Funding 2004-C Trust
3.19%, 12/20/2034	99,032	97,011
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	55,165	52,566
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	42,878	32,903
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	15,403	11,329
Banc of America Funding 2005-C Trust
0.98%, 05/20/2035	5,301,965	4,919,871
Banc of America Funding 2005-E Trust
3.07%, 03/20/2035	99,713	100,046
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	27,864	21,527
Banc of America Funding 2010-R11 Trust
5.00%, 08/28/2035 (Acquired 10/28/2013, Cost $164,765) (1)	163,179	163,230

	Principal Amount	Value
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.35%, 11/10/2042	92,092	92,003
4.73%, 07/10/2043	159,174	159,290
0.04%, 10/10/2045 IO (Acquired 10/28/2013, Cost $79,723) (1)	4,813,296	1,029
Banc of America Mortgage 2003-C Trust
3.18%, 04/25/2033	23,766	23,945
Banc of America Mortgage 2003-E Trust
3.28%, 06/25/2033	161,829	161,225
Banc of America Mortgage 2004-J Trust
3.64%, 11/25/2034	83,468	82,079
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	99	92
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	4,336	3,640
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	10,477	10,465
5.50%, 06/25/2034	63,146	63,841
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	291	267
6.50%, 09/25/2032	28,201	29,208
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	48,781	49,482
Banc of America Re-REMIC Trust 2009-UBER1
5.68%, 06/24/2050 (Acquired 10/28/2013, Cost $150,382) (1)	139,214	139,470
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $551,636) (1)	568,000	560,638
BB-UBS Trust 2012-SHOW
3.43%, 11/07/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,493,271) (1)	2,602,000	2,629,390
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $68,856) (1)	67,327	67,250
BCAP LLC 2009-RR14 Trust
2.90%, 08/26/2035 (Acquired 10/28/2013, Cost $184,638) (1)	194,011	194,189
BCAP LLC 2009-RR5 Trust
5.50%, 11/28/2034 (Acquired 10/28/2013, Cost $174,186) (1)(8)	172,492	176,913
BCAP LLC 2010-RR12 Trust
4.50%, 01/26/2036 (Acquired 10/28/2013 through 02/01/2015, Cost $43,711) (1)	43,312	43,042
3.23%, 10/26/2036 (Acquired 10/28/2013, Cost $47,306) (1)	47,023	46,809
BCAP LLC 2010-RR5-I Trust
5.40%, 04/28/2037 (Acquired 10/28/2013, Cost $48,021) (1)	48,072	48,096

	Principal Amount	Value
BCAP LLC 2010-RR7 Trust
3.08%, 04/26/2035 (Acquired 10/28/2013, Cost $33,774) (1)	34,203	34,020
2.73%, 07/26/2045 (Acquired 10/28/2013, Cost $1,203,767) (1)	1,232,493	1,222,434
BCAP LLC 2010-RR8 Trust
3.09%, 05/29/2035 (Acquired 10/28/2013, Cost $225,647) (1)	231,158	229,207
BCAP LLC 2011-RR10 Trust
1.50%, 09/26/2037 (Acquired 10/28/2013, Cost $384,465) (1)	406,757	395,144
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $64,039) (1)	63,671	63,759
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $475,092) (1)	473,585	476,219
BCAP LLC 2011-RR5-I Trust
0.74%, 05/28/2036 (Acquired 10/28/2013, Cost $66,025) (1)	68,925	68,804
BCAP LLC 2012-RR1 Trust
11.36%, 07/28/2037 (Acquired 10/28/2013, Cost $155,220) (1)	152,590	156,894
BCAP LLC 2012-RR10-I Trust
0.76%, 02/26/2037 (Acquired 10/28/2013, Cost $278,833) (1)	289,602	282,351
BCAP LLC 2012-RR3 Trust
2.45%, 05/27/2037 (Acquired 10/28/2013, Cost $377,874) (1)	381,072	380,236
BCAP LLC 2012-RR4 Trust
0.79%, 06/26/2047 (Acquired 10/28/2013, Cost $124,796) (1)	129,750	128,194
Bear Stearns ALT-A Trust 2005-2
1.26%, 03/25/2035	201,706	197,311
Bear Stearns ALT-A Trust 2005-7
1.13%, 08/25/2035	4,221,004	4,165,254
Bear Stearns ARM Trust 2003-2
2.81%, 01/25/2033 (Acquired 10/28/2013, Cost $159,461) (1)	163,893	164,372
Bear Stearns ARM Trust 2003-7
2.94%, 10/25/2033	23,248	22,810
Bear Stearns ARM Trust 2004-2
3.31%, 05/25/2034	94,274	93,565
Bear Stearns ARM Trust 2005-5
2.58%, 08/25/2035	518,977	521,553
Bear Stearns ARM Trust 2006-1
2.91%, 02/25/2036	453,226	449,560
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	70,706	70,197

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.53%, 12/11/2038 IO (Acquired 10/28/2013, Cost $259,887) (1)	3,927,949	5,032
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.14%, 01/12/2045 IO (Acquired 10/28/2013, Cost $305,941) (1)	39,947,680	19,998
CD 2006-CD3 Mortgage Trust
0.56%, 10/15/2048 IO (Acquired 10/28/2013, Cost $179,413) (1)	3,367,640	42,860
CD 2007-CD4 Commercial Mortgage Trust
0.36%, 12/11/2049 IO (Acquired 10/28/2013, Cost $187,105) (1)	7,300,850	1,772
CGBAM Commercial Mortgage Trust 2014-HD
1.34%, 02/15/2031 (Acquired 05/13/2014, Cost $747,820) (1)	747,820	743,949
Chase Mortgage Finance Trust Series 2006-A1
3.08%, 09/25/2036	240,005	215,393
Chase Mortgage Finance Trust Series 2007-A1
3.04%, 02/25/2037	25,949	25,916
3.08%, 02/25/2037	184,656	184,284
3.14%, 02/25/2037	116,904	115,692
3.17%, 02/25/2037	92,196	91,057
Chase Mortgage Finance Trust Series 2007-A2
3.11%, 06/25/2035	74,631	74,018
3.18%, 06/25/2035	112,085	111,472
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	17,598	15,231
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	51,153	51,291
5.75%, 04/25/2034	34,852	34,664
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	227,904	235,258
CHL Mortgage Pass-Through Trust 2004-7
2.95%, 06/25/2034	14,535	14,203
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	54,258	55,131
CHL Mortgage Pass-Through Trust 2004-HYB1
3.05%, 05/20/2034	25,709	24,384
CHL Mortgage Pass-Through Trust 2004-HYB3
2.79%, 06/20/2034	123,435	117,342
CHL Mortgage Pass-Through Trust 2004-HYB6
3.09%, 11/21/2034	78,099	74,829

	Principal Amount	Value
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	6,877	6,964
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	38,439	36,837
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	18,966	17,818
CHL Mortgage Pass-Through Trust 2005-22
3.15%, 11/25/2035	296,719	243,299
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	13,958	14,338
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	91,466	91,304
Citigroup Commercial Mortgage Trust
2.94%, 05/12/2049	10,100,000	9,862,254
Citigroup Commercial Mortgage Trust 2013-GC17
4.13%, 11/13/2046	1,376,000	1,472,564
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/12/2047	7,125,000	7,446,880
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,157,669
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/12/2047	12,300,000	12,535,145
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,825,388
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/12/2049	13,750,000	13,499,482
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049	1,523,000	1,571,175
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018 PO	1,171	1,016
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $26,253) (1)	26,567	26,343
7.00%, 06/25/2033	28,572	28,939
3.24%, 09/25/2033	197,811	196,164
Citigroup Mortgage Loan Trust 2008-AR4
3.00%, 02/25/2047 (Acquired 10/28/2013, Cost $460,198) (1)	456,843	455,303

	Principal Amount	Value
Citigroup Mortgage Loan Trust 2009-10
2.78%, 09/25/2033 (Acquired 10/28/2013, Cost $486,865) (1)	482,410	485,651
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $283,917) (1)	277,831	284,845
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $216,248) (1)	213,388	214,823
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $122,855) (1)	121,634	122,576
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $73,959) (1)	72,358	73,693
Citigroup Mortgage Loan Trust 2010-10
3.48%, 02/25/2036 (Acquired 10/28/2013, Cost $175,830) (1)	174,925	176,015
Citigroup Mortgage Loan Trust 2010-3
2.91%, 02/25/2036 (Acquired 10/28/2013, Cost $42,161) (1)	42,080	41,746
Citigroup Mortgage Loan Trust 2010-7
2.80%, 02/25/2035 (Acquired 10/28/2013, Cost $26,222) (1)	26,034	25,906
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $29,403) (1)	29,293	29,254
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $179,343) (1)	177,257	177,192
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (Acquired 03/31/2015, Cost $475,665) (1)	481,895	466,374
Citigroup Mortgage Loan Trust, Inc.
0.00%, 12/25/2018 PO	3,994	3,916
0.00%, 12/25/2018 PO	1,454	1,411
5.50%, 12/25/2018	18,164	18,188
0.00%, 09/25/2033 PO	9,232	8,290
7.00%, 09/25/2033	8,228	8,350
0.00%, 10/25/2033 PO	7,499	6,106
5.25%, 10/25/2033	50,568	51,154
1.14%, 12/25/2033	44,243	43,476
2.80%, 08/25/2034	55,091	52,934
2.86%, 03/25/2035	36,416	26,704
5.50%, 05/25/2035	174,100	177,897
3.77%, 08/25/2035	105,912	71,205
6.00%, 10/25/2035	4,455,451	4,406,876
5.50%, 11/25/2035	17,212	17,287
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.79%, 08/17/2048 IO (8)	1,397,933	42,301
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/17/2045	4,035,538	4,204,556

	Principal Amount	Value
COMM 2012-CCRE2 Mortgage Trust
1.73%, 08/17/2045 IO	3,012,793	219,796
3.15%, 08/17/2045	9,614,464	9,905,593
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (Acquired 01/22/2016, Cost $529,662) (1)	516,000	557,693
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,376,259
COMM 2013-CCRE11 Mortgage Trust
3.98%, 08/12/2050	1,770,000	1,873,818
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/15/2046	7,700,000	8,087,981
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/12/2045	4,000,000	4,264,843
4.23%, 07/12/2045	2,220,109	2,403,800
COMM 2013-SFS Mortgage Trust
2.99%, 04/13/2035 (Acquired 10/28/2013, Cost $682,644) (1)	708,000	704,955
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/12/2047	6,100,000	6,227,062
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/12/2047	5,000,000	5,231,271
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/13/2047	12,000,000	12,199,396
COMM 2014-PAT Mortgage Trust
1.48%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (1)	1,649,000	1,644,856
COMM 2014-TWC Mortgage Trust
1.53%, 02/13/2032 (Acquired 01/30/2014 through 08/12/2014, Cost $3,250,560) (1)	3,250,000	3,250,000
2.20%, 02/13/2032 (Acquired 08/12/2014, Cost $1,001,482) (1)	1,000,000	1,000,000
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/12/2047	11,000,000	11,207,413
COMM 2015-3BP Mortgage Trust
3.18%, 02/12/2035 (Acquired 10/14/2016, Cost $50,883) (1)	49,000	48,917
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2055	7,500,000	7,641,169
3.70%, 08/10/2055	770,833	798,930
COMM 2015-CCRE25 Mortgage Trust
3.76%, 08/10/2048	4,456,000	4,642,640

	Principal Amount	Value
3.51%, 08/12/2048	13,200,000	13,526,111
COMM 2015-LC21 Mortgage Trust
3.71%, 07/10/2048	1,206,336	1,250,573
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	88,000	91,821
Commercial Mortgage Trust
2.94%, 01/12/2046	619,000	625,589
Commercial Mortgage Trust 2006-GG7
5.76%, 07/10/2038	133,510	133,469
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.07%, 01/15/2049 IO (Acquired 10/28/2013, Cost $69,640) (1)	11,291,347	41
Credit Suisse First Boston Mortgage Securities Corp.
4.50%, 10/25/2018	2,693	2,680
5.00%, 10/25/2018	13,328	13,344
0.00%, 08/25/2019 PO	967	961
5.25%, 08/25/2019	54,650	55,308
6.74%, 02/25/2033	121,837	123,847
3.21%, 06/25/2033	64,192	63,153
5.25%, 07/25/2033	2,996,136	3,077,911
5.25%, 09/25/2033	113,642	116,523
0.00%, 10/25/2033 PO	77,545	65,131
5.25%, 11/25/2033	66,300	67,079
5.25%, 11/25/2033	161,875	163,530
5.75%, 11/25/2033	370,552	387,087
5.50%, 09/25/2034	104,226	108,841
5.50%, 12/25/2034	170,318	177,498
0.00%, 10/25/2035 PO	24,279	17,585
5.50%, 10/25/2035 IO	361,114	14,799
0.00%, 11/25/2035 PO	17,931	11,204
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $77,997) (1)	76,997	77,460
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/18/2048	7,500,000	7,663,009
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/18/2049	1,576,000	1,577,631
CSMC 2014-USA OA LLC
3.95%, 09/17/2037 (Acquired 10/15/2015, Cost $1,205,757) (1)	1,145,000	1,166,644

	Principal Amount	Value
CSMC 2016-12R 1A1 MTGE
3.24%, 02/28/2047 (8)	9,610,000	9,610,000
CSMC Series 2010-11R
1.60%, 06/28/2047 (Acquired 10/28/2013, Cost $2,284,418) (1)	2,361,578	2,343,419
CSMC Series 2010-17R
2.97%, 06/26/2036 (Acquired 10/28/2013, Cost $218,655) (1)	215,112	216,700
CSMC Series 2011-16R
2.77%, 12/27/2036 (Acquired 10/28/2013, Cost $233,668) (1)	231,938	232,099
CSMC Series 2011-6R
3.24%, 07/30/2036 (Acquired 10/28/2013, Cost $55,309) (1)	55,746	55,813
CSMC Series 2012-2R
2.85%, 03/27/2047 (Acquired 10/28/2013, Cost $106,706) (1)	109,458	109,226
CSMC Series 2012-3R
2.77%, 07/29/2037 (Acquired 10/28/2013, Cost $107,158) (1)	107,306	107,420
DBUBS 2011-LC2 Mortgage Trust
1.14%, 07/10/2044 IO (Acquired 10/28/2013, Cost $205,669) (1)	2,737,242	99,579
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.86%, 02/25/2020	57,649	58,188
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
4.97%, 06/25/2020	75,985	75,813
Deutsche Mortgage Sec, Inc. Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018 PO	1,348	1,333
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.00%, 04/25/2034	1,507	1,534
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	116,568	131,032
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	164,921	194,051
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	170,705	199,910
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	47,176	54,502
Fannie Mae Grantor Trust 2004-T2
3.73%, 07/25/2043	211,602	224,703
7.50%, 11/25/2043	350,992	410,734
Fannie Mae Grantor Trust 2004-T3
9.16%, 01/25/2044	46,684	55,420

	Principal Amount	Value
6.50%, 02/25/2044	516,300	571,657
7.00%, 02/25/2044	203,166	233,430
Fannie Mae Interest Strip
4.50%, 07/01/2018 IO	16,777	384
4.50%, 08/01/2018 IO	23,546	441
5.50%, 08/01/2018 IO	10,493	202
10.50%, 03/01/2019 IO	48	3
4.50%, 11/01/2020 IO	4,900	190
7.50%, 04/01/2023 IO	1,461	249
9.00%, 03/01/2024	1,150	1,337
0.00%, 09/01/2024 PO	114,466	106,281
0.00%, 01/01/2033 PO	16,048	13,904
5.00%, 12/01/2033 IO	20,849	4,110
5.50%, 05/01/2036 IO	84,167	18,437
5.50%, 08/01/2036 IO	55,355	12,737
5.50%, 04/25/2037 IO	22,570	4,204
6.00%, 01/01/2038 IO	57,730	11,070
1.26%, 08/01/2042	1,056,007	1,051,468
1.31%, 08/01/2042	2,917,159	2,914,264
Fannie Mae Pool
5.50%, 03/01/2017	394	395
6.50%, 03/01/2017	179	179
7.00%, 03/01/2017	199	199
7.00%, 03/01/2017	83	83
7.00%, 05/01/2017	198	199
7.00%, 06/01/2017	154	155
7.00%, 06/01/2017	83	83
3.39%, 08/01/2017	274,000	275,054
6.00%, 08/01/2017	437	439
6.50%, 08/01/2017	357	358
5.50%, 09/01/2017	982	990
7.00%, 09/01/2017	488	491
2.62%, 10/01/2017	599,000	601,341
2.69%, 10/01/2017	381,574	383,165
5.90%, 10/01/2017	1,517,517	1,561,701
6.50%, 10/01/2017	346	347
6.00%, 11/01/2017	371	372

	Principal Amount	Value
6.00%, 11/01/2017	2,801	2,822
6.50%, 11/01/2017	84	84
7.00%, 11/01/2017	19	20
3.38%, 01/01/2018	1,032,000	1,043,456
3.52%, 01/01/2018	620,111	627,690
3.63%, 01/01/2018	310,000	313,999
5.50%, 02/01/2018	10,812	10,955
5.50%, 02/01/2018	6,250	6,355
3.80%, 03/01/2018	563,345	573,213
6.00%, 03/01/2018	755	760
6.50%, 03/01/2018	625	626
5.00%, 04/01/2018	4,733	4,844
4.50%, 05/01/2018	2,490	2,559
5.00%, 05/01/2018	15,273	15,631
5.00%, 05/01/2018	7,225	7,394
6.00%, 05/01/2018	2,191	2,229
9.00%, 05/01/2018	92	92
3.74%, 06/01/2018	1,715,480	1,748,557
4.50%, 06/01/2018	3,782	3,887
5.00%, 06/01/2018	17,031	17,439
5.00%, 06/01/2018	10,721	10,972
5.00%, 06/01/2018	3,268	3,344
5.00%, 07/01/2018	20,522	21,019
4.50%, 08/01/2018	4,051	4,163
5.00%, 08/01/2018	10,874	11,128
5.00%, 09/01/2018	15,309	15,681
4.50%, 10/01/2018	9,034	9,284
5.00%, 10/01/2018	8,843	9,050
5.00%, 10/01/2018	8,920	9,129
4.50%, 11/01/2018	16,728	17,191
5.00%, 11/01/2018	22,364	22,888
5.00%, 11/01/2018	2,566	2,635
5.00%, 11/01/2018	10,683	10,934
3.04%, 12/01/2018	1,238,000	1,267,925
5.00%, 12/01/2018	43,285	44,300
5.00%, 12/01/2018	160	164
9.50%, 12/01/2018	544	554

	Principal Amount	Value
1.98%, 01/01/2019	258	264
6.00%, 01/01/2019	1,960	1,975
1.08%, 02/01/2019	4,637,745	4,639,235
2.28%, 03/01/2019	458	464
4.50%, 03/01/2019	14,498	14,899
6.00%, 03/01/2019	6,398	6,502
3.50%, 04/01/2019	15,524	16,169
5.00%, 04/01/2019	1,098	1,124
5.00%, 04/01/2019	44,273	45,409
10.56%, 04/15/2019	2,401	2,527
2.19%, 05/01/2019	943,182	951,483
4.50%, 05/01/2019	3,877	3,985
2.45%, 06/01/2019	1,578,188	1,600,066
4.50%, 06/01/2019	29,585	30,403
1.94%, 07/01/2019	1,283,176	1,286,858
2.20%, 07/01/2019	716,329	722,673
2.37%, 07/01/2019	1,548,000	1,576,010
5.50%, 07/01/2019	37,242	38,391
6.00%, 07/01/2019	978	986
2.03%, 08/01/2019	239,717	242,575
2.88%, 08/01/2019	83	83
5.50%, 08/01/2019	40,131	41,379
5.00%, 09/01/2019	1,227	1,258
5.50%, 09/01/2019	32,748	34,014
5.00%, 10/01/2019	8,691	9,014
6.00%, 10/01/2019	6,986	7,159
4.13%, 11/01/2019	877,000	926,784
4.24%, 11/01/2019	341,153	360,980
4.50%, 11/01/2019	19,391	19,927
4.50%, 11/01/2019	12,199	12,561
4.50%, 11/01/2019	6,527	6,720
1.47%, 12/01/2019	795,628	785,138
1.69%, 12/01/2019	1,032,000	1,023,630
4.18%, 12/01/2019	459,155	485,559
4.26%, 12/01/2019	922,936	978,094
4.50%, 12/01/2019	20,646	21,256
4.51%, 12/01/2019	1,750,247	1,858,498

	Principal Amount	Value
4.28%, 01/01/2020	1,823,139	1,933,168
4.54%, 01/01/2020	325,358	346,643
5.50%, 01/01/2020	71,224	73,527
4.37%, 02/01/2020	1,122,170	1,194,697
4.40%, 02/01/2020	6,347,000	6,785,830
4.40%, 02/01/2020	289,000	308,526
5.50%, 03/01/2020	10,247	10,477
6.00%, 03/01/2020	8,378	8,650
4.00%, 04/01/2020	5,199	5,252
4.35%, 04/01/2020	1,453,535	1,551,810
4.38%, 04/01/2020	1,633,457	1,742,517
2.01%, 06/01/2020	9,288,000	9,298,583
5.50%, 06/01/2020	75,091	76,600
5.50%, 06/01/2020	24,639	25,461
3.74%, 07/01/2020	555,943	585,460
3.93%, 07/01/2020	1,447,689	1,533,475
3.95%, 07/01/2020	826,000	873,551
3.95%, 07/01/2020	697,128	740,970
4.07%, 07/01/2020	3,079,799	3,274,104
5.50%, 07/01/2020	16,489	16,858
3.89%, 08/01/2020	1,198,040	1,268,406
3.96%, 08/01/2020	966,800	1,025,999
4.30%, 08/01/2020	465,755	471,238
6.50%, 08/01/2020	3,837	3,985
3.43%, 09/01/2020	926,260	969,026
3.60%, 09/01/2020	186,682	196,404
3.85%, 09/01/2020	1,687,275	1,786,456
3.29%, 10/01/2020	782,251	813,477
3.36%, 10/01/2020	810,984	846,503
3.50%, 10/01/2020	1,118,383	1,173,321
3.54%, 10/01/2020	991,000	1,039,499
3.59%, 10/01/2020	1,483,746	1,561,653
3.92%, 10/01/2020	683,844	724,904
3.23%, 11/01/2020	575,594	597,685
3.27%, 11/01/2020	773,191	805,088
2.00%, 12/01/2020	1,548,000	1,542,602
3.48%, 12/01/2020	864,301	905,180

	Principal Amount	Value
3.52%, 12/01/2020	845,984	886,565
3.70%, 12/01/2020	370,012	389,901
3.83%, 12/01/2020	883,732	935,460
3.56%, 01/01/2021	2,072,512	2,180,763
3.77%, 01/01/2021	1,171,552	1,241,185
3.87%, 01/01/2021	1,160,619	1,231,765
3.93%, 01/01/2021	396,071	421,045
4.05%, 01/01/2021	482,000	515,388
4.28%, 01/01/2021	698,120	746,999
4.45%, 01/01/2021	416,717	450,304
4.64%, 01/01/2021	1,245,109	1,353,082
4.33%, 02/01/2021	488,904	527,154
4.16%, 03/01/2021	1,690,946	1,812,725
6.00%, 03/01/2021	31,709	33,603
8.00%, 03/01/2021	56	57
4.25%, 04/01/2021	1,032,000	1,113,894
4.25%, 04/01/2021	784,000	846,214
4.30%, 04/01/2021	294,279	317,530
4.33%, 04/01/2021	713,213	767,160
6.00%, 04/01/2021	10,544	11,112
6.00%, 04/01/2021	38,253	39,464
4.36%, 05/01/2021	1,493,078	1,616,319
4.39%, 05/01/2021	751,190	813,455
3.97%, 06/01/2021	623,658	666,283
4.02%, 06/01/2021	691,000	741,134
4.10%, 06/01/2021	670,609	719,860
4.19%, 06/01/2021	539,276	580,543
4.24%, 06/01/2021	1,687,257	1,819,981
4.27%, 06/01/2021	713,703	764,566
4.30%, 06/01/2021	1,236,551	1,336,063
4.34%, 06/01/2021	1,858,000	2,016,442
4.48%, 06/01/2021	929,000	1,012,926
3.86%, 07/01/2021	944,094	1,005,156
3.89%, 07/01/2021	907,665	967,665
3.94%, 07/01/2021	1,032,000	1,102,304
3.99%, 07/01/2021	525,274	561,762
4.06%, 07/01/2021	992,108	1,064,702

	Principal Amount	Value
4.26%, 07/01/2021	2,239,572	2,420,433
4.31%, 07/01/2021	891,167	967,054
6.00%, 07/01/2021	5,854	6,064
4.05%, 08/01/2021	174,611	187,371
4.13%, 08/01/2021	769,572	827,677
4.50%, 08/01/2021	2,838,000	3,098,304
6.00%, 08/01/2021	58,474	61,200
3.77%, 09/01/2021	2,776,000	2,948,614
3.85%, 09/01/2021	851,014	906,980
3.88%, 09/01/2021	1,695,860	1,806,214
3.89%, 09/01/2021	1,439,440	1,534,102
3.92%, 09/01/2021	647,862	691,052
3.31%, 10/01/2021	1,661,788	1,732,601
3.40%, 10/01/2021	344,527	360,526
4.07%, 10/01/2021	1,771,567	1,901,868
3.43%, 11/01/2021	980,311	1,026,759
5.00%, 11/01/2021	115,187	118,604
3.03%, 12/01/2021	938,725	968,339
3.31%, 12/01/2021	380,029	396,427
3.42%, 12/01/2021	5,050,826	5,341,334
3.83%, 12/01/2021	1,548,000	1,652,554
6.00%, 12/01/2021	31,840	33,662
2.97%, 01/01/2022	752,807	774,615
3.03%, 01/01/2022	862,153	889,294
3.09%, 01/01/2022	1,315,733	1,360,947
3.12%, 01/01/2022	1,238,000	1,282,411
3.20%, 01/01/2022	826,000	857,912
2.99%, 02/01/2022	282,643	291,107
3.06%, 02/01/2022	863,000	892,030
3.14%, 02/01/2022	471,790	488,711
1.33%, 03/01/2022	934,135	939,351
2.75%, 03/01/2022	945,147	963,275
3.08%, 03/01/2022	413,858	427,909
3.14%, 03/01/2022	293,713	304,232
3.21%, 03/01/2022	310,000	322,391
2.70%, 04/01/2022	1,593,981	1,621,127
3.08%, 04/01/2022	983,843	1,017,671

	Principal Amount	Value
3.73%, 04/01/2022	2,408,232	2,560,839
6.50%, 04/01/2022	25,457	27,059
2.77%, 05/01/2022	1,651,000	1,683,786
2.86%, 05/01/2022	1,425,100	1,459,586
2.90%, 05/01/2022	950,325	974,676
2.94%, 05/01/2022	1,044,338	1,073,083
3.02%, 05/01/2022	660,171	680,879
3.10%, 05/01/2022	778,182	805,641
3.12%, 05/01/2022	951,995	986,365
6.50%, 05/01/2022	6,341	7,174
2.60%, 06/01/2022	842,245	852,184
2.76%, 06/01/2022	1,605,000	1,628,361
2.67%, 07/01/2022	624,000	628,139
2.69%, 07/01/2022	996,791	1,012,584
2.71%, 07/01/2022	1,000,000	1,011,703
2.82%, 07/01/2022	1,082,792	1,106,895
2.65%, 08/01/2022	1,032,000	1,039,952
2.47%, 09/01/2022	379,242	379,546
4.03%, 09/01/2022	1,206,830	1,304,336
2.39%, 10/01/2022	645,975	644,311
2.52%, 10/01/2022	970,519	973,320
2.57%, 10/01/2022	601,551	604,690
2.64%, 10/01/2022	669,944	674,994
2.37%, 11/01/2022	476,666	474,759
2.38%, 11/01/2022	863,856	860,732
2.41%, 11/01/2022	598,003	596,191
2.44%, 11/01/2022	821,831	820,634
2.45%, 11/01/2022	1,401,000	1,391,357
2.47%, 11/01/2022	516,000	512,731
2.55%, 11/01/2022	1,251,499	1,256,617
2.55%, 11/01/2022	399,771	401,406
7.50%, 11/01/2022	2,101	2,243
2.24%, 12/01/2022	646,457	639,736
2.28%, 12/01/2022	1,025,731	1,016,223
2.32%, 12/01/2022	380,047	377,439
2.34%, 12/01/2022	2,361,766	2,347,144
2.38%, 12/01/2022	496,921	494,883

	Principal Amount	Value
2.39%, 12/01/2022	1,055,871	1,052,187
2.40%, 12/01/2022	1,632,000	1,616,952
2.42%, 12/01/2022	1,171,334	1,167,815
2.66%, 12/01/2022	1,500,000	1,529,020
6.50%, 12/01/2022	25,499	28,849
0.88%, 01/01/2023	4,323,638	4,308,489
0.92%, 01/01/2023	768,638	773,790
2.15%, 01/01/2023	486,936	479,462
2.33%, 01/01/2023	1,712,495	1,700,326
2.34%, 01/01/2023	1,368,165	1,359,247
2.37%, 01/01/2023	1,099,028	1,091,744
2.45%, 01/01/2023	731,951	730,601
2.51%, 01/01/2023	949,000	946,316
2.60%, 01/01/2023	771,314	776,027
0.91%, 02/01/2023	1,135,000	1,139,270
2.40%, 02/01/2023	1,465,000	1,450,030
2.45%, 02/01/2023	1,290,000	1,278,579
6.00%, 02/01/2023	291,798	314,455
2.49%, 03/01/2023	800,814	796,890
2.50%, 04/01/2023	1,445,000	1,431,566
2.64%, 04/01/2023	353,723	354,148
2.70%, 04/01/2023	605,795	610,428
2.52%, 05/01/2023	3,302,000	3,273,510
2.54%, 05/01/2023	310,000	308,771
5.00%, 05/01/2023	24,164	25,583
2.42%, 06/01/2023	899,220	890,468
2.76%, 06/01/2023	1,769,876	1,783,553
2.77%, 06/01/2023	929,000	933,013
2.64%, 07/01/2023	413,000	411,049
3.67%, 07/01/2023	4,850,000	5,107,342
3.74%, 07/01/2023	565,056	599,626
3.59%, 08/01/2023	1,135,000	1,190,008
4.18%, 09/01/2023	1,411,773	1,522,930
3.76%, 10/01/2023	971,474	1,027,611
3.38%, 12/01/2023	2,500,000	2,592,149
3.50%, 12/01/2023	2,234,000	2,331,706
3.45%, 01/01/2024	1,800,000	1,872,878

	Principal Amount	Value
6.00%, 01/01/2024	79,725	86,313
6.00%, 01/01/2024	232,716	253,079
7.00%, 01/01/2024	543	608
6.50%, 02/01/2024	109,458	118,493
10.00%, 02/01/2024	567	570
3.76%, 03/01/2024	1,265,000	1,341,769
3.32%, 05/01/2024	2,500,000	2,582,669
8.00%, 05/01/2024	692	769
6.00%, 07/01/2024	56,549	62,006
6.50%, 07/01/2024	56,556	63,985
8.50%, 07/01/2024	1,536	1,750
5.00%, 08/01/2024	90,097	96,421
1.01%, 09/01/2024	3,708,901	3,721,372
7.50%, 10/01/2024	672	743
0.90%, 12/01/2024	5,000,000	5,016,947
2.90%, 12/01/2024	2,000,000	2,001,205
2.92%, 12/01/2024	1,000,000	1,002,990
3.08%, 12/01/2024	1,962,559	1,994,692
3.11%, 12/01/2024	2,500,000	2,540,568
2.93%, 01/01/2025	1,972,833	1,984,910
2.99%, 01/01/2025	1,580,000	1,596,108
3.64%, 01/01/2025	564,906	591,925
3.07%, 02/01/2025	4,995,000	5,073,615
0.91%, 03/01/2025	3,847,588	3,820,149
2.70%, 04/01/2025	5,000,000	4,939,526
2.81%, 04/01/2025	1,400,000	1,389,561
6.50%, 04/01/2025	8,005	9,056
2.68%, 05/01/2025	1,947,862	1,923,345
8.50%, 05/01/2025	77	77
5.50%, 07/01/2025	100,799	111,946
3.10%, 09/01/2025	5,000,000	5,060,907
3.77%, 12/01/2025	3,500,000	3,691,060
3.50%, 01/01/2026	528,406	551,373
3.00%, 01/15/2026(3)	23,115,000	23,711,367
7.00%, 04/01/2026	6,093	6,432
6.00%, 07/01/2026	56,229	63,612
3.29%, 08/01/2026	3,000,000	3,058,371

	Principal Amount	Value
3.29%, 08/01/2026	1,500,000	1,529,502
4.55%, 08/01/2026	1,030,421	1,133,332
4.76%, 08/01/2026	1,048,371	1,164,808
4.77%, 08/01/2026	666,929	741,201
6.50%, 08/01/2026	97,370	110,161
3.25%, 09/01/2026	1,500,000	1,524,884
3.24%, 10/01/2026	1,928,335	1,959,491
3.12%, 11/01/2026	1,000,000	995,207
3.29%, 11/01/2026	2,000,000	2,039,342
3.14%, 12/01/2026	1,930,487	1,946,956
3.24%, 12/01/2026	1,500,000	1,518,071
3.26%, 12/01/2026	1,000,000	1,017,469
4.66%, 12/01/2026	1,140,571	1,268,934
3.12%, 02/01/2027	1,480,514	1,496,635
3.34%, 02/01/2027	1,500,000	1,533,474
2.91%, 03/01/2027	10,000,000	9,870,681
3.50%, 03/01/2027	3,302,092	3,446,703
8.00%, 03/01/2027	7,721	8,623
3.00%, 04/01/2027	917,811	943,563
3.03%, 04/01/2027	1,500,000	1,494,105
2.79%, 05/01/2027	2,000,000	1,950,448
2.81%, 05/01/2027	2,000,000	1,957,839
2.83%, 05/01/2027	8,000,000	7,818,790
3.00%, 05/01/2027	5,413,161	5,565,577
3.00%, 06/01/2027	2,000,000	1,984,567
8.00%, 06/01/2027	7,869	8,797
3.50%, 07/01/2027	4,133,701	4,315,606
3.50%, 07/01/2027	9,224,935	9,633,955
6.00%, 07/01/2027	72,694	82,270
2.50%, 09/01/2027	716,698	718,552
2.52%, 09/01/2027	7,036	7,427
7.00%, 09/01/2027	1,115	1,265
6.00%, 11/01/2027	32,538	36,821
2.50%, 12/01/2027	1,639,002	1,643,246
6.00%, 12/01/2027	98,957	111,954
6.00%, 01/01/2028	159,547	180,547
2.50%, 01/15/2028(3)	37,615,000	37,656,376

	Principal Amount	Value
2.50%, 03/01/2028	5,638,119	5,652,678
2.50%, 04/01/2028	6,717,008	6,734,402
5.00%, 05/01/2028	33,908	36,908
2.86%, 06/01/2028	4,300,000	4,192,820
8.00%, 06/01/2028	4,803	5,393
9.50%, 07/01/2028	1,206	1,292
2.57%, 08/01/2028	5,400,000	5,077,608
3.00%, 08/01/2028	2,197,431	2,256,349
2.58%, 09/01/2028	3,830,000	3,597,701
2.59%, 09/01/2028	7,552,000	7,093,512
3.00%, 09/01/2028	3,218,080	3,306,056
8.00%, 09/01/2028	12,594	14,397
2.50%, 10/01/2028	770,322	772,318
2.62%, 10/01/2028	9,733,000	9,302,916
6.00%, 10/01/2028	131,430	148,742
8.00%, 11/01/2028	38,830	46,444
3.00%, 12/01/2028	1,350,676	1,386,768
6.00%, 12/01/2028	4,574	5,174
2.69%, 12/24/2028(8)	4,567,000	4,547,019
6.00%, 01/01/2029	5,946	6,794
7.00%, 01/01/2029	8,983	9,833
3.90%, 03/01/2029	4,320	4,587
6.50%, 03/01/2029	21,610	24,893
4.50%, 08/01/2029	270,209	290,524
4.50%, 09/01/2029	317,482	341,351
6.00%, 09/01/2029	88,788	100,463
3.63%, 10/01/2029	1,458,829	1,520,499
6.50%, 11/01/2029	814,884	929,780
4.50%, 01/01/2030	476,438	512,259
3.55%, 02/01/2030	1,500,000	1,553,579
8.50%, 02/01/2030	1,494	1,507
2.50%, 04/01/2030	3,275,922	3,286,261
3.03%, 04/01/2030	3,500,000	3,425,762
3.08%, 04/01/2030	2,000,000	1,978,193
2.50%, 05/01/2030	4,108,739	4,116,892
2.92%, 05/01/2030	4,000,000	3,763,699
2.94%, 05/01/2030	2,500,000	2,426,009

	Principal Amount	Value
2.96%, 06/01/2030	2,013,402	1,973,037
3.13%, 06/01/2030	1,000,000	957,930
3.20%, 06/01/2030	1,000,000	997,640
3.30%, 07/01/2030	1,005,000	1,010,165
3.34%, 07/01/2030	1,500,000	1,516,910
3.39%, 09/01/2030	1,960,077	1,989,403
3.26%, 10/01/2030	5,149,045	5,175,820
3.00%, 02/01/2031	15,842,092	16,265,414
5.00%, 04/01/2031	172,776	190,981
2.00%, 08/01/2031	3,932,655	3,830,966
6.50%, 08/01/2031	19,866	22,611
4.00%, 11/01/2031	7,738,228	8,205,647
4.00%, 02/01/2032	530,289	560,602
6.50%, 02/01/2032	92,160	104,792
7.00%, 06/01/2032	5,653	6,018
3.50%, 07/01/2032	177,950	185,001
7.00%, 08/01/2032	1,319	1,344
5.50%, 11/01/2032	68,702	79,161
3.50%, 12/01/2032	482,794	501,247
5.00%, 12/01/2032	1,043	1,072
6.00%, 12/01/2032	28,745	32,786
6.00%, 12/01/2032	230,817	264,231
3.50%, 02/01/2033	879,266	912,754
5.50%, 02/01/2033	3,540	3,968
7.00%, 02/01/2033	1,761	1,898
5.50%, 03/01/2033	123,531	140,247
6.00%, 03/01/2033	4,507	5,113
6.00%, 03/01/2033	5,670	6,445
6.00%, 03/01/2033	3,010	3,411
6.00%, 03/01/2033	8,085	9,289
6.00%, 03/01/2033	8,108	9,195
5.50%, 04/01/2033	86,061	96,503
6.00%, 05/01/2033	29,495	34,380
3.50%, 06/01/2033	314,718	326,761
5.00%, 06/01/2033	26,223	29,041
7.00%, 06/01/2033	146,710	172,748
5.00%, 07/01/2033	24,873	27,404

	Principal Amount	Value
5.00%, 07/01/2033	33,568	37,119
5.50%, 07/01/2033	22,803	25,463
2.84%, 08/01/2033	47,671	49,960
6.00%, 08/01/2033	13,006	15,066
2.30%, 09/01/2033	52,212	54,027
3.10%, 09/01/2033	22,532	24,040
5.50%, 09/01/2033	326,878	366,626
6.00%, 09/01/2033	21,117	24,554
6.00%, 09/01/2033	15,780	17,413
3.50%, 10/01/2033	15,654,218	16,277,248
4.50%, 10/01/2033	7,780,643	8,393,471
2.99%, 11/01/2033	50,376	53,405
4.50%, 11/01/2033	29,566	31,927
5.00%, 11/01/2033	5,738,123	6,291,329
5.00%, 11/01/2033	8,215	8,996
5.00%, 11/01/2033	71,700	78,740
5.50%, 11/01/2033	5,890	6,613
4.00%, 12/01/2033	88,429	93,184
5.50%, 12/01/2033	123,660	142,314
2.28%, 01/01/2034	3,442	3,452
2.87%, 01/01/2034	20,820	21,855
5.50%, 01/01/2034	11,148	12,788
5.50%, 03/01/2034	13,892	15,906
5.00%, 04/01/2034	164,544	183,080
5.00%, 05/01/2034	50,235	55,718
2.91%, 06/01/2034	69,677	73,580
2.61%, 07/01/2034	6,933	7,360
5.50%, 07/01/2034	719,494	807,283
2.18%, 08/01/2034	40,040	41,329
2.90%, 08/01/2034	32,631	34,319
3.00%, 08/01/2034	9,333	9,843
2.79%, 09/01/2034	6,706	7,074
4.50%, 09/01/2034	45,248	48,873
5.50%, 09/01/2034	865,481	970,583
2.73%, 10/01/2034	28,528	30,359
2.91%, 10/01/2034	58,251	61,778
5.50%, 10/01/2034	34,731	36,991

	Principal Amount	Value
2.53%, 11/01/2034	16,171	17,101
3.09%, 11/01/2034	30,759	32,662
3.57%, 11/01/2034	1,430,838	1,451,269
3.61%, 11/01/2034	1,450,536	1,464,547
5.50%, 11/01/2034	96,684	108,394
6.00%, 11/01/2034	8,182	9,363
5.00%, 12/01/2034	43,627	47,897
5.00%, 12/01/2034	423,659	464,310
5.50%, 12/01/2034	5,774,808	6,468,195
2.45%, 01/01/2035	16,041	16,915
2.63%, 01/01/2035	397,256	414,613
5.00%, 01/01/2035	43,183	47,878
7.50%, 01/01/2035	64,804	75,859
2.49%, 02/01/2035	25,854	26,976
4.50%, 02/01/2035	4,726,055	5,097,958
5.00%, 02/01/2035	1,162,292	1,271,917
5.00%, 02/01/2035	4,964,953	5,435,280
5.50%, 02/01/2035	105,658	118,469
2.80%, 03/01/2035	57,226	60,153
7.50%, 03/01/2035	74,745	90,332
2.77%, 04/01/2035	71,835	75,698
3.45%, 04/01/2035	1,950,836	1,943,782
6.00%, 04/01/2035	152,716	174,984
2.54%, 05/01/2035	45,944	48,423
2.85%, 05/01/2035	10,385	10,903
3.12%, 06/01/2035	3,400,000	3,207,735
5.00%, 06/01/2035	881,601	967,485
2.50%, 07/01/2035	61,939	65,605
5.00%, 07/01/2035	4,184,223	4,592,935
5.00%, 07/01/2035	4,753,224	5,214,336
5.00%, 07/01/2035	36,342	39,633
2.64%, 08/01/2035	12,244	12,896
2.87%, 09/01/2035	35,884	37,667
5.00%, 09/01/2035	87,098	96,852
3.05%, 10/01/2035	99,009	105,189
5.00%, 10/01/2035	454,703	496,334
5.00%, 10/01/2035	491,218	539,435

	Principal Amount	Value
5.50%, 12/01/2035	56,332	59,693
2.54%, 01/01/2036	155,672	163,158
2.75%, 01/01/2036	74,666	78,896
3.25%, 01/01/2036	3,805	3,863
5.00%, 01/01/2036	84,737	92,571
6.50%, 01/01/2036	470,253	539,783
3.46%, 02/01/2036	35,268	37,360
5.00%, 02/01/2036	66,534	72,643
6.00%, 02/01/2036	7,062	7,730
7.00%, 02/01/2036	59,144	67,514
3.52%, 03/01/2036	609,001	642,846
7.00%, 03/01/2036	2,246	2,507
5.50%, 04/01/2036	123,217	137,808
6.50%, 04/01/2036	1,060	1,073
2.96%, 05/01/2036	35,302	37,380
5.50%, 05/01/2036	102,289	114,462
5.50%, 05/01/2036	161,045	179,246
2.93%, 06/01/2036	48,153	50,812
3.07%, 06/01/2036	248,753	265,117
3.17%, 06/01/2036	68,569	72,698
3.02%, 07/01/2036	106,790	113,422
6.50%, 07/01/2036	8,527	9,758
2.63%, 08/01/2036	53,795	56,951
2.95%, 08/01/2036	65,286	66,669
3.00%, 08/01/2036	260,229	275,001
3.13%, 08/01/2036	22,122	23,074
6.50%, 08/01/2036	287,131	326,447
2.43%, 09/01/2036	316,744	328,080
2.71%, 09/01/2036	75,402	78,853
2.86%, 09/01/2036	88,035	92,546
3.04%, 09/01/2036	200,990	212,610
3.20%, 09/01/2036	86,926	91,683
5.50%, 09/01/2036	2,023,691	2,269,403
6.00%, 09/01/2036	556,168	634,306
3.11%, 10/01/2036	151,974	161,190
3.36%, 10/01/2036	267,120	282,609
3.36%, 10/01/2036	130,596	138,959

	Principal Amount	Value
6.50%, 10/01/2036	71,582	81,536
3.00%, 11/01/2036	9,924,773	10,047,062
3.34%, 11/01/2036	53,906	56,582
3.62%, 11/01/2036	66,918	71,602
5.50%, 11/01/2036	41,698	46,624
6.00%, 11/01/2036	90,846	103,271
3.34%, 12/01/2036	276,783	292,469
3.44%, 12/01/2036	132,014	139,086
7.00%, 12/01/2036	9,478	10,356
2.49%, 01/01/2037	94,263	98,272
2.86%, 01/01/2037	51,162	54,319
6.50%, 01/01/2037	183,372	203,679
7.50%, 01/01/2037	15,057	16,276
2.40%, 02/01/2037	130,223	135,894
2.91%, 02/01/2037	182,672	193,203
5.50%, 03/01/2037	780,870	873,128
6.00%, 03/01/2037	198,719	223,934
7.00%, 03/01/2037	25,332	28,758
2.84%, 04/01/2037	293,149	309,125
5.50%, 04/01/2037	248,617	278,752
7.00%, 04/01/2037	128,938	151,250
7.00%, 04/01/2037	26,862	29,987
5.50%, 05/01/2037	445,115	496,109
6.50%, 05/01/2037	8,713	8,977
7.50%, 05/01/2037	53,056	61,242
2.32%, 07/01/2037	122,506	127,159
2.72%, 07/01/2037	8,618	8,947
2.97%, 07/01/2037	330,113	352,213
3.06%, 07/01/2037	121,299	128,541
5.00%, 07/01/2037	1,218,188	1,337,719
5.00%, 07/01/2037	327,195	358,884
3.61%, 08/01/2037	285,753	304,287
5.50%, 08/01/2037	3,079,671	3,453,852
6.50%, 08/01/2037	49,434	55,927
6.50%, 08/01/2037	41,281	48,645
2.71%, 09/01/2037	46,328	48,708
3.03%, 09/01/2037	11,002	11,282

	Principal Amount	Value
3.06%, 09/01/2037	125,949	133,353
3.25%, 09/01/2037	14,648	14,985
6.00%, 09/01/2037	117,488	134,145
6.04%, 09/01/2037	25,030	26,315
7.00%, 09/01/2037	89,440	104,160
6.50%, 10/01/2037	129,051	146,003
7.50%, 10/01/2037	269,061	320,757
2.62%, 11/01/2037	94,190	99,518
2.80%, 11/01/2037	271,911	285,043
7.50%, 11/01/2037	98,212	115,023
8.00%, 11/01/2037	16,730	18,539
2.80%, 12/01/2037	503,850	534,688
2.79%, 01/01/2038	31,572	32,921
5.50%, 01/01/2038	252,646	282,734
7.00%, 01/01/2038	30,949	33,016
8.00%, 01/01/2038	7,847	9,366
5.50%, 02/01/2038	302,754	339,323
6.00%, 04/01/2038	39,046	44,207
5.50%, 05/01/2038	53,518	57,893
6.00%, 05/01/2038	422,096	478,159
5.50%, 06/01/2038	1,831,273	2,042,261
5.50%, 06/01/2038	245,324	274,029
5.50%, 09/01/2038	1,381,343	1,546,300
7.00%, 09/01/2038	85,955	102,755
6.50%, 10/01/2038	152,015	171,984
6.50%, 10/01/2038	588,672	666,001
7.00%, 10/01/2038	144,882	175,118
6.00%, 11/01/2038	93,608	108,686
7.00%, 11/01/2038	89,417	100,445
7.50%, 11/01/2038	67,008	81,849
7.00%, 12/01/2038	256,398	299,327
5.00%, 01/01/2039	3,878,397	4,221,524
7.00%, 01/01/2039	451,845	539,332
7.50%, 04/01/2039	328,864	413,535
5.50%, 06/01/2039	34,216	36,957
5.00%, 09/01/2039	193,417	210,956
5.50%, 09/01/2039	139,690	155,785

	Principal Amount	Value
4.50%, 11/01/2039	41,467	44,639
5.50%, 12/01/2039	159,170	177,548
6.00%, 12/01/2039	2,161,362	2,445,146
5.50%, 01/01/2040	924,819	1,053,159
5.00%, 03/01/2040	292,052	321,276
5.00%, 04/01/2040	1,807,253	1,998,219
4.00%, 07/01/2040	7,880,544	8,287,497
4.00%, 08/01/2040	282,407	297,623
4.50%, 08/01/2040	2,339,140	2,523,763
4.50%, 08/01/2040	6,069,414	6,539,546
4.50%, 08/01/2040	6,535,179	7,026,516
5.00%, 08/01/2040	1,162,797	1,271,628
5.00%, 08/01/2040	549,239	600,862
4.00%, 09/01/2040	2,064,329	2,176,501
6.00%, 10/01/2040	2,824,455	3,197,588
4.00%, 11/01/2040	1,487,088	1,564,097
3.50%, 12/01/2040	168,209	173,356
4.00%, 12/01/2040	2,009,782	2,120,098
4.00%, 12/01/2040	380,589	401,707
4.50%, 12/01/2040	2,606,671	2,809,360
4.50%, 12/01/2040	9,020,161	9,738,412
4.00%, 01/01/2041	2,424,214	2,557,140
4.00%, 01/01/2041	824,130	869,305
4.00%, 01/01/2041	2,712,404	2,860,729
4.00%, 01/01/2041	2,719,406	2,868,586
4.00%, 01/01/2041	1,622,900	1,708,553
4.00%, 01/01/2041	387,508	407,327
4.00%, 01/01/2041	1,122,421	1,184,566
3.50%, 01/15/2041(3)	44,245,000	45,320,153
4.00%, 01/15/2041(3)	61,845,000	64,986,726
4.50%, 01/15/2041(3)	19,415,000	20,875,008
5.50%, 01/15/2041(3)	5,000,000	5,557,500
3.50%, 02/01/2041	14,002,396	14,430,776
4.00%, 02/01/2041	99,153	104,208
4.00%, 02/01/2041	2,264,667	2,390,467
4.00%, 02/01/2041	3,804,959	4,014,931
5.00%, 02/01/2041	1,111,914	1,229,973

	Principal Amount	Value
4.50%, 03/01/2041	1,827,824	1,973,402
5.50%, 03/01/2041	74,867	83,940
4.50%, 04/01/2041	1,625,958	1,751,335
4.50%, 05/01/2041	2,772,755	2,981,220
6.00%, 07/01/2041	7,407,220	8,394,173
4.00%, 09/01/2041	450,373	473,318
4.00%, 10/01/2041	1,265,569	1,335,852
4.00%, 10/01/2041	1,693,456	1,786,600
3.50%, 11/01/2041	590,179	608,319
3.50%, 11/01/2041	6,135,635	6,323,230
3.50%, 12/01/2041	779,197	803,008
4.00%, 12/01/2041	2,098,744	2,206,127
4.00%, 12/01/2041	2,389,578	2,522,729
4.00%, 12/01/2041	3,484,466	3,669,733
4.00%, 01/01/2042	5,369,498	5,655,082
4.50%, 01/01/2042	4,103,725	4,424,261
3.50%, 02/01/2042	722,114	744,394
4.00%, 03/01/2042	231,687	240,185
3.00%, 05/01/2042	802,323	801,527
3.50%, 05/01/2042	11,703,193	12,063,033
5.00%, 05/01/2042	3,939,468	4,311,859
3.50%, 06/01/2042	2,658,584	2,740,278
3.50%, 07/01/2042	6,074,116	6,258,838
3.50%, 07/01/2042	1,732,200	1,785,174
4.00%, 07/01/2042	646,711	685,363
4.00%, 07/01/2042	709,550	751,959
4.00%, 07/01/2042	1,182,081	1,252,863
4.00%, 07/01/2042	598,268	634,248
4.00%, 08/01/2042	8,463,633	8,937,441
3.50%, 09/01/2042	7,895,300	8,135,292
3.50%, 09/01/2042	1,442,866	1,487,239
3.00%, 10/01/2042	7,257,729	7,250,537
3.50%, 10/01/2042	1,100,945	1,134,421
3.50%, 10/01/2042	611,254	630,508
3.00%, 11/01/2042	2,741,330	2,738,610
3.50%, 11/01/2042	10,230,391	10,541,458
3.50%, 11/01/2042	4,334,523	4,466,179

	Principal Amount	Value
3.00%, 12/01/2042	163,430	163,268
3.00%, 12/01/2042	1,682,088	1,680,421
3.00%, 01/01/2043	2,242,028	2,226,581
3.00%, 01/01/2043	1,431,696	1,430,276
3.00%, 01/01/2043	2,455,661	2,453,225
3.00%, 01/01/2043	2,335,003	2,332,687
3.50%, 01/01/2043	1,611,049	1,659,866
3.50%, 01/01/2043	1,162,889	1,198,784
3.00%, 01/15/2043(3)	85,455,000	84,831,178
3.00%, 02/01/2043	1,235,723	1,227,234
3.50%, 02/01/2043	107,370	110,623
3.50%, 02/01/2043	112,820	116,284
3.50%, 03/01/2043	2,188,648	2,254,323
3.50%, 03/01/2043	808,046	832,996
3.00%, 04/01/2043	1,785,424	1,783,654
3.00%, 04/01/2043	3,928,598	3,924,706
3.50%, 04/01/2043	2,834,825	2,922,287
3.50%, 04/01/2043	6,870,341	7,074,524
3.00%, 05/01/2043	203,888	203,686
3.00%, 05/01/2043	15,151,438	15,136,417
3.50%, 05/01/2043	2,934,038	3,024,461
3.50%, 05/01/2043	2,337,432	2,409,330
3.50%, 05/01/2043	1,095,180	1,128,930
3.50%, 05/01/2043	140,326	144,567
3.00%, 06/01/2043	345,336	344,993
3.00%, 06/01/2043	156,863	156,708
3.00%, 06/01/2043	125,890	125,765
3.00%, 06/01/2043	1,024,397	1,018,085
3.00%, 06/01/2043	813,011	812,204
3.00%, 06/01/2043	9,799,239	9,789,516
3.50%, 06/01/2043	2,617,670	2,698,492
3.00%, 07/01/2043	2,065,247	2,063,197
3.00%, 07/01/2043	586,834	586,252
3.00%, 07/01/2043	123,427	123,305
3.00%, 07/01/2043	472,273	471,806
3.00%, 07/01/2043	4,589,387	4,584,834
3.00%, 07/01/2043	642,479	641,841

	Principal Amount	Value
3.00%, 07/01/2043	106,731	106,625
3.00%, 07/01/2043	162,458	162,297
3.00%, 07/01/2043	1,470,816	1,469,357
3.50%, 07/01/2043	13,619,315	14,027,658
4.00%, 07/01/2043	1,553,267	1,646,923
3.00%, 08/01/2043	2,158,045	2,155,904
3.00%, 08/01/2043	5,351,454	5,346,153
3.00%, 08/01/2043	4,683,502	4,678,855
3.00%, 08/01/2043	2,452,673	2,450,240
3.00%, 08/01/2043	1,326,223	1,318,051
3.00%, 09/01/2043	81,901	81,396
3.00%, 09/01/2043	2,116,353	2,114,254
3.00%, 09/01/2043	3,557,981	3,554,450
3.00%, 09/01/2043	147,840	147,669
5.00%, 09/01/2043	2,160,290	2,351,414
2.50%, 10/01/2043	3,064,032	2,928,752
3.00%, 10/01/2043	129,312	129,184
3.00%, 10/01/2043	143,060	142,918
3.00%, 10/01/2043	71,349	71,279
4.00%, 11/01/2043	6,419,319	6,744,600
4.00%, 12/01/2043	267,630	281,192
4.00%, 12/01/2043	3,305,530	3,488,631
4.00%, 09/01/2044	2,454,634	2,579,883
3.50%, 02/01/2045	12,421,410	12,800,465
3.00%, 04/01/2045	11,605,514	11,536,393
3.50%, 04/01/2045	18,161,114	18,618,560
3.50%, 07/01/2045	4,144,173	4,257,982
4.00%, 07/01/2045	12,799,846	13,496,477
3.50%, 08/01/2045	5,254,172	5,398,079
3.50%, 10/01/2045	7,001,113	7,195,039
3.50%, 10/01/2045	5,597,835	5,737,889
3.50%, 11/01/2045	4,616,394	4,732,786
4.00%, 12/01/2045	2,434,704	2,559,734
4.00%, 12/01/2045	11,256,308	11,834,484
3.50%, 01/01/2046	1,927,514	1,980,167
3.50%, 01/01/2046	15,464,535	15,853,860
3.50%, 01/01/2046	1,728,659	1,775,923

	Principal Amount	Value
4.00%, 01/01/2046	6,909,168	7,265,272
4.00%, 01/01/2046	5,728,620	6,052,684
3.50%, 02/01/2046	7,521,909	7,733,106
4.00%, 03/01/2046	9,000,856	9,510,864
2.50%, 05/01/2046	1,969,486	1,874,554
3.50%, 05/01/2046	6,609,928	6,784,116
3.50%, 06/01/2046	1,759,670	1,807,914
3.50%, 06/01/2046	9,257,600	9,512,330
2.50%, 07/01/2046	3,909,081	3,720,659
4.00%, 07/01/2046	9,757,894	10,319,598
4.00%, 08/01/2046	7,743,899	8,172,941
3.50%, 09/01/2046	4,107,903	4,235,115
6.00%, 11/01/2048	55,859	61,399
Fannie Mae REMIC Trust 2003-W1
5.59%, 12/25/2042	148,649	162,303
6.21%, 12/25/2042	39,198	43,853
Fannie Mae REMIC Trust 2003-W4
6.38%, 10/25/2042	22,295	24,928
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	791,785
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	123,592	141,792
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	3,497	3,493
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	213,469	244,647
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	206,524	228,743
Fannie Mae REMIC Trust 2007-W1
6.35%, 08/25/2047	28,670	31,771
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	62,067	67,914
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	54,502	48,857
Fannie Mae REMIC Trust 2007-W7
34.64%, 07/25/2037	41,767	60,935

	Principal Amount	Value
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,025,914	1,161,930
Fannie Mae REMICS
6.00%, 02/25/2017	131	131
6.00%, 04/25/2017	1,787	1,812
6.00%, 04/25/2017	50	50
6.00%, 04/25/2017	7	7
17.51%, 05/25/2017	1,387	1,433
6.00%, 06/25/2017	11	11
5.50%, 09/25/2017	484	485
5.00%, 10/25/2017	1,976	1,996
5.00%, 05/25/2018	9,788	9,960
4.75%, 09/25/2018	50,678	52,053
4.00%, 04/25/2019	13,131	13,314
8.00%, 07/25/2019	4,336	4,565
8.00%, 10/25/2019	1,350	1,426
4.00%, 11/25/2019	14,199	14,445
8.50%, 11/25/2019	825	881
9.00%, 11/25/2019	460	490
9.40%, 11/25/2019	681	724
7.50%, 12/25/2019	1,927	2,026
8.50%, 01/25/2020	208	222
8.80%, 01/25/2020	515	549
7.00%, 05/25/2020	189	203
5.50%, 06/25/2020	216	225
9.50%, 06/25/2020	329	355
7.00%, 07/25/2020	1,870	1,968
5.50%, 08/25/2020	260	272
6.50%, 08/25/2020	2,773	2,907
505.00%, 08/25/2020	5	34
1118.04%, 08/25/2020 IO	6	46
6.50%, 09/25/2020	1,248	1,308
7.00%, 09/25/2020	355	377
9.00%, 10/25/2020	1,525	1,641
20.47%, 11/25/2020	220	291
652.15%, 12/25/2020 IO	12	121
7.00%, 01/25/2021	443	469
908.50%, 02/25/2021 IO	1	4

	Principal Amount	Value
5.00%, 03/25/2021	495	518
7.00%, 03/25/2021	17,415	18,516
16.35%, 05/25/2021	337	402
8.50%, 06/25/2021	433	477
8.75%, 06/25/2021	1,851	2,035
1026.98%, 06/25/2021	11	92
6.50%, 07/25/2021	1,149	1,215
6.50%, 09/25/2021	104,548	114,358
14.34%, 09/25/2021	1,085	1,207
8.75%, 10/25/2021	3,411	3,676
23.95%, 12/25/2021	485	618
6.00%, 02/25/2022	105,885	115,706
6.50%, 02/25/2022	17,175	18,818
0.00%, 03/25/2022 PO	41,919	40,757
7.50%, 06/25/2022	105	115
7.00%, 07/25/2022	1,602	1,728
7.50%, 07/25/2022	17,243	19,002
8.00%, 07/25/2022	2,404	2,486
8.00%, 07/25/2022	19,566	21,502
1184.78%, 07/25/2022 IO	6	116
6.00%, 08/25/2022	829	831
6.00%, 08/25/2022	3,124	3,301
6.50%, 08/25/2022	4,001	4,257
0.78%, 09/25/2022	1,609	1,608
5.50%, 09/25/2022	2,054	2,168
6.00%, 09/25/2022	130,325	143,071
7.50%, 09/25/2022	15,981	17,255
7.75%, 09/25/2022	7,688	8,441
8.00%, 09/25/2022	23,497	25,767
0.00%, 10/25/2022 PO	2,342	2,230
1.30%, 10/25/2022	1,439	1,458
7.00%, 10/25/2022	3,257	3,588
7.50%, 10/25/2022	10,711	11,856
7.90%, 01/25/2023	11,424	12,792
6.50%, 02/25/2023	4,608	5,074
7.00%, 02/25/2023	48,837	54,011
15.50%, 02/25/2023	1,948	2,610

	Principal Amount	Value
5.50%, 03/25/2023	227,136	245,712
6.50%, 03/25/2023	3,456	3,773
7.00%, 03/25/2023	30,039	32,801
7.50%, 03/25/2023	11,411	12,494
7.70%, 03/25/2023	4,922	5,478
0.00%, 04/25/2023 PO	1,733	1,634
5.50%, 04/25/2023	12,886	13,737
5.50%, 04/25/2023	419,820	455,523
6.00%, 04/25/2023	7,769	8,698
7.00%, 04/25/2023	10,417	11,374
17.28%, 04/25/2023 IO	8,698	2,929
19.14%, 04/25/2023	4,998	6,730
5.50%, 05/25/2023	99,738	106,551
7.00%, 05/25/2023	115,145	126,831
5.00%, 06/25/2023	79,358	81,862
5.74%, 06/25/2023 IO	69,745	5,483
6.89%, 06/25/2023 IO	16,536	251
4.50%, 07/25/2023	167,178	177,750
6.50%, 07/25/2023	2,739	2,997
6.79%, 07/25/2023	58,161	63,113
7.00%, 07/25/2023	38,150	41,923
7.00%, 07/25/2023	56,143	60,706
1.64%, 08/25/2023	6,906	7,017
6.88%, 08/25/2023	51,267	56,026
7.00%, 08/25/2023	92,081	100,466
7.29%, 08/25/2023 IO	2,843	256
8.41%, 08/25/2023 IO	46,555	8,683
0.00%, 09/25/2023 PO	1,645	1,550
0.00%, 09/25/2023 PO	4,357	4,140
1.41%, 09/25/2023	46,436	46,479
6.50%, 09/25/2023	4,840	5,321
12.50%, 09/25/2023	3,340	3,772
13.59%, 09/25/2023	2,690	3,323
6.50%, 10/25/2023	73,544	83,215
6.50%, 10/25/2023	32,091	35,234
10.50%, 10/25/2023	1,557	1,911
21.26%, 10/25/2023	4,340	6,205

	Principal Amount	Value
27.13%, 10/25/2023	2,336	3,519
0.00%, 11/25/2023 PO	511	477
6.50%, 11/25/2023	27,457	31,068
1.36%, 12/25/2023	2,085	2,089
1.76%, 12/25/2023	5,872	5,938
6.50%, 12/25/2023	7,139	7,890
12.35%, 12/25/2023	2,732	3,393
21.85%, 12/25/2023	5,872	8,400
28.36%, 12/25/2023	7,218	11,043
5.00%, 02/25/2024 IO	98,453	5,938
5.00%, 03/25/2024 IO	62,739	2,121
5.00%, 03/25/2024 IO	38,497	1,788
6.50%, 03/25/2024	133,664	144,614
6.50%, 03/25/2024	24,065	26,421
7.00%, 04/25/2024	192,411	211,576
7.00%, 04/25/2024	87,100	96,929
5.50%, 07/25/2024	24,472	26,347
5.50%, 08/25/2024	225,099	244,773
5.00%, 11/25/2024	360,337	385,151
8.50%, 01/25/2025	4,828	5,519
8.80%, 01/25/2025	7,890	8,932
1.06%, 07/25/2025	45,671	45,752
5.50%, 08/25/2025	212,089	233,016
5.50%, 01/25/2026	147,165	158,731
29.47%, 10/25/2026	28,421	44,581
7.00%, 11/25/2026	47,931	52,606
1.84%, 03/25/2027 IO	8,739	284
1.84%, 03/25/2027 IO	28,293	882
7.50%, 04/18/2027	8,024	8,724
7.50%, 04/20/2027	11,879	13,787
6.50%, 04/25/2027	29,270	33,119
7.50%, 05/20/2027	48,931	56,876
1.16%, 05/25/2027	4,166,264	4,162,352
6.50%, 07/18/2027	2,558	2,894
7.00%, 12/18/2027 IO	12,323	1,410
6.00%, 07/18/2028	17,175	19,429
6.84%, 07/25/2028 IO	444,588	68,997

	Principal Amount	Value
3.00%, 12/25/2028	1,237,521	1,192,771
6.00%, 12/25/2028	8,681	9,480
7.39%, 12/25/2028 IO	14,783	2,251
5.00%, 03/25/2029	398,795	428,083
5.50%, 04/18/2029	38,197	42,044
6.35%, 04/25/2029	9,301	10,253
7.50%, 12/18/2029	13,790	15,926
7.50%, 02/25/2030	77,036	89,390
8.34%, 07/25/2030 IO	27,318	5,982
8.50%, 01/25/2031 IO	3,404	777
7.00%, 03/25/2031	10,405	11,752
3.50%, 04/25/2031	1,084,000	1,137,567
6.00%, 07/25/2031 IO	49,948	11,432
7.00%, 07/25/2031	27,676	31,101
7.00%, 08/25/2031	50,088	57,391
6.50%, 09/25/2031	11,716	13,301
7.00%, 09/25/2031	11,030	12,473
7.00%, 09/25/2031	69,392	78,476
7.00%, 09/25/2031	13,636	15,180
21.85%, 09/25/2031	38,267	64,260
6.50%, 10/25/2031	8,921	9,829
20.68%, 10/25/2031	23,013	32,586
6.00%, 11/25/2031	88,345	100,305
7.00%, 11/25/2031	90,046	100,260
14.03%, 11/25/2031	25,920	35,954
15.70%, 12/25/2031	3,096	4,238
0.00%, 01/25/2032 PO	3,782	3,458
22.73%, 02/25/2032	13,180	21,467
1.60%, 03/25/2032 IO	96,070	5,202
10.00%, 03/25/2032	1,422	1,807
0.00%, 04/25/2032 PO	2,854	2,575
6.00%, 04/25/2032	228,742	260,037
6.50%, 04/25/2032	42,835	48,264
6.50%, 05/25/2032	87,456	96,415
6.50%, 06/25/2032	34,220	39,008
6.50%, 07/25/2032 IO	166,237	27,386
6.50%, 08/25/2032	95,918	109,811

	Principal Amount	Value
17.72%, 08/25/2032	72,450	81,773
1.56%, 11/25/2032	449,105	460,397
5.00%, 11/25/2032	22,385	23,976
6.00%, 11/25/2032	641,651	721,660
8.50%, 11/25/2032	29,322	34,243
0.00%, 12/25/2032 PO	18,644	16,850
5.50%, 12/25/2032	228,252	242,266
13.10%, 12/25/2032	15,306	18,559
0.00%, 01/25/2033 PO	25,884	25,493
6.50%, 02/25/2033	31,748	34,617
5.00%, 03/25/2033 IO	42,717	6,366
6.00%, 03/25/2033	66,000	68,400
4.00%, 04/25/2033	350,322	367,677
0.00%, 05/25/2033 PO	11,486	10,142
4.00%, 05/25/2033	17,567	18,445
6.00%, 05/25/2033	124,000	139,679
6.00%, 05/25/2033	62,874	71,633
6.00%, 05/25/2033 IO	15,478	3,776
6.00%, 05/25/2033	233,000	254,119
6.50%, 05/25/2033 IO	148,647	38,190
7.00%, 05/25/2033 IO	247,828	31,099
5.75%, 06/25/2033	96,805	108,770
6.34%, 06/25/2033 IO	129,371	11,477
12.69%, 06/25/2033	96,234	109,544
12.21%, 07/25/2033	37,851	46,749
12.69%, 07/25/2033	31,426	34,408
0.00%, 08/25/2033 PO	10,792	10,115
5.50%, 08/25/2033	19,491	19,563
5.50%, 08/25/2033	177,571	198,561
5.50%, 08/25/2033 IO	388,368	72,995
6.64%, 08/25/2033	108,323	113,132
8.81%, 08/25/2033	9,385	11,156
15.88%, 08/25/2033	59,868	76,359
3.50%, 09/25/2033	1,500,000	1,512,665
11.24%, 09/25/2033	27,914	33,207
3.00%, 10/25/2033	908,000	884,686
5.50%, 10/25/2033	1,261,877	1,405,138

	Principal Amount	Value
6.84%, 11/25/2033 IO	196,433	39,824
0.00%, 12/25/2033 PO	146,825	133,612
12.59%, 12/25/2033	42,678	47,213
1.51%, 01/25/2034	220,491	225,244
10.39%, 01/25/2034	10,829	12,781
14.69%, 01/25/2034	23,280	28,641
5.50%, 02/25/2034	40,169	41,698
25.58%, 02/25/2034	59,912	69,754
0.00%, 03/25/2034 PO	195,344	178,858
1.16%, 03/25/2034	179,167	179,244
5.50%, 04/25/2034	325,365	357,050
17.45%, 04/25/2034	106,830	148,641
1.16%, 05/25/2034	395,566	395,321
14.42%, 05/25/2034	28,026	34,587
17.45%, 05/25/2034	169,124	227,871
20.98%, 05/25/2034	36,384	54,562
5.50%, 07/25/2034	686,463	751,071
12.73%, 07/25/2034	25,541	33,155
1.01%, 08/25/2034	126,937	126,812
17.72%, 11/25/2034	53,051	63,941
19.32%, 12/25/2034	1,071	1,114
22.29%, 01/25/2035	17,133	20,752
0.00%, 04/25/2035 PO	117,042	114,301
1.11%, 04/25/2035	181,700	181,351
15.11%, 05/25/2035	16,594	20,226
17.94%, 05/25/2035	218,375	290,333
18.05%, 05/25/2035	150,124	200,074
21.98%, 05/25/2035	50,130	67,908
5.00%, 06/25/2035	55,325	57,549
6.50%, 06/25/2035	1,883	1,947
21.72%, 06/25/2035	57,662	83,791
5.75%, 07/25/2035	2,163,189	2,397,399
5.95%, 07/25/2035 IO	131,650	23,365
15.48%, 07/25/2035	46,489	63,719
5.50%, 08/25/2035	1,057,256	1,094,401
5.50%, 08/25/2035	190,111	210,722
14.81%, 08/25/2035	67,209	88,241

	Principal Amount	Value
14.98%, 08/25/2035	89,257	116,221
0.00%, 09/25/2035 PO	29,694	28,047
21.18%, 09/25/2035	22,450	32,685
0.00%, 10/25/2035 PO	41,424	37,631
5.75%, 10/25/2035	189,361	202,638
14.98%, 10/25/2035	79,069	100,059
21.79%, 11/25/2035	384,789	562,189
5.50%, 12/25/2035	97,896	104,701
5.50%, 12/25/2035	584,000	658,241
6.00%, 12/25/2035	1,000,000	1,077,014
6.00%, 12/25/2035	37,563	41,539
0.00%, 01/25/2036 PO	18,774	18,095
5.50%, 01/25/2036	71,494	77,114
0.00%, 03/25/2036 PO	292,044	250,633
0.00%, 03/25/2036 PO	33,103	29,079
5.50%, 03/25/2036	160,076	171,286
5.50%, 03/25/2036	434,292	486,861
5.50%, 03/25/2036	412,633	461,626
5.94%, 03/25/2036 IO	1,070,830	216,124
21.79%, 03/25/2036	25,522	37,741
0.00%, 04/25/2036 PO	111,705	102,151
0.00%, 04/25/2036 PO	100,408	87,427
0.00%, 04/25/2036 PO	49,470	44,663
1.01%, 04/25/2036	182,026	180,823
26.75%, 05/25/2036	33,007	56,155
0.00%, 06/25/2036 PO	56,465	51,165
0.00%, 06/25/2036 PO	236,117	214,477
0.00%, 06/25/2036 PO	27,179	24,821
0.00%, 06/25/2036 PO	80,353	74,331
0.00%, 06/25/2036 PO	188,600	172,721
1.16%, 06/25/2036	64,397	64,357
5.82%, 06/25/2036 IO	235,705	35,748
21.43%, 06/25/2036	10,284	13,747
0.89%, 06/27/2036	1,165,975	1,136,673
0.00%, 07/25/2036 PO	64,753	56,926
0.00%, 07/25/2036 PO	17,334	15,917
0.00%, 07/25/2036 PO	34,403	31,497

	Principal Amount	Value
0.00%, 07/25/2036 PO	50,635	48,897
1.05%, 07/25/2036	529,349	526,995
1.22%, 07/25/2036	55,540	55,109
5.76%, 07/25/2036 IO	91,448	17,369
6.00%, 07/25/2036	783,395	878,020
6.50%, 07/25/2036	378,176	439,724
6.50%, 07/25/2036	501,240	577,594
25.78%, 07/25/2036	30,848	53,672
35.36%, 07/25/2036	24,730	45,203
0.00%, 08/25/2036 PO	47,751	43,131
0.00%, 08/25/2036 PO	62,485	57,696
0.00%, 08/25/2036 PO	22,992	21,256
0.00%, 08/25/2036 PO	116,682	106,194
1.11%, 08/25/2036	201,456	200,889
5.74%, 08/25/2036 IO	93,197	26,395
6.50%, 08/25/2036	278,177	315,260
6.50%, 08/25/2036	57,027	63,706
0.00%, 09/25/2036 PO	62,525	57,371
0.00%, 09/25/2036 PO	39,729	37,258
0.00%, 09/25/2036 PO	63,361	58,119
6.50%, 09/25/2036	38,923	43,393
4.50%, 10/25/2036	303,123	323,088
23.18%, 10/25/2036	39,891	58,498
0.00%, 11/25/2036 PO	44,292	38,702
0.00%, 11/25/2036 PO	102,733	93,767
0.00%, 11/25/2036 PO	16,863	15,203
0.00%, 12/25/2036 PO	21,338	19,421
0.00%, 12/25/2036 PO	53,315	46,171
0.64%, 12/25/2036	580,133	567,689
0.82%, 12/25/2036	155,100	151,952
5.89%, 12/25/2036 IO	264,172	25,484
23.54%, 12/25/2036	12,055	17,746
0.00%, 01/25/2037 PO	156,499	135,804
0.00%, 01/25/2037 PO	50,648	45,108
5.50%, 01/25/2037	82,527	87,535
1.01%, 02/25/2037	191,755	190,990
34.46%, 02/25/2037	8,374	19,427

	Principal Amount	Value
0.00%, 03/25/2037 PO	46,160	41,942
1.26%, 03/25/2037	119,462	119,786
1.51%, 03/25/2037	145,967	147,578
5.00%, 03/25/2037	12,586	13,572
5.32%, 03/25/2037 IO	19,150	2,755
5.68%, 03/25/2037 IO	428,444	75,064
6.00%, 03/25/2037	758,782	826,657
0.00%, 04/25/2037 PO	152,681	140,716
5.34%, 04/25/2037 IO	146,134	14,180
20.15%, 04/25/2037	90,366	130,125
0.00%, 05/25/2037 PO	30,482	28,888
1.06%, 05/25/2037	84,581	84,151
6.00%, 05/25/2037	450,586	501,656
1.16%, 06/25/2037	520,867	520,390
1.21%, 06/25/2037	38,815	40,146
5.02%, 06/25/2037 IO	84,359	9,618
5.34%, 06/25/2037 IO	114,240	18,178
5.34%, 06/25/2037 IO	332,604	53,815
6.50%, 06/25/2037	50,599	56,187
0.00%, 07/25/2037 PO	107,095	95,414
1.13%, 07/25/2037	93,807	93,941
1.26%, 07/25/2037	61,435	61,666
5.50%, 07/25/2037	258,164	288,855
5.64%, 07/25/2037 IO	683,818	111,976
5.86%, 07/25/2037 IO	360,639	47,754
6.39%, 07/25/2037 IO	1,100,911	222,325
14.61%, 07/25/2037	63,672	80,863
1.21%, 08/25/2037	405,869	407,241
5.50%, 08/25/2037	148,041	159,420
6.00%, 08/25/2037	256,982	279,306
6.00%, 08/25/2037	40,200	44,664
6.00%, 08/25/2037	187,073	205,727
6.00%, 08/25/2037	211,504	233,790
21.24%, 08/25/2037	92,773	130,576
1.21%, 09/25/2037	1,608,981	1,618,356
5.78%, 09/25/2037 IO	336,875	59,558
14.26%, 09/25/2037	24,841	32,571

	Principal Amount	Value
0.00%, 10/25/2037 PO	940,235	820,742
5.69%, 10/25/2037 IO	348,182	59,533
5.70%, 10/25/2037 IO	368,878	46,740
6.20%, 10/25/2037	133,756	148,612
0.96%, 10/27/2037	480,332	479,814
5.60%, 12/25/2037 IO	18,978	2,387
5.64%, 12/25/2037 IO	435,140	64,006
5.69%, 12/25/2037 IO	351,159	62,287
6.50%, 12/25/2037	303,207	349,909
1.71%, 01/25/2038 IO	936,240	57,678
5.15%, 02/25/2038 IO	391,147	59,207
5.24%, 02/25/2038 IO	664,490	106,358
1.66%, 03/25/2038	81,444	82,841
5.44%, 03/25/2038 IO	102,900	16,221
5.47%, 03/25/2038 IO	100,683	12,382
6.23%, 03/25/2038 IO	159,418	30,435
12.49%, 03/25/2038	42,162	50,618
5.50%, 04/25/2038	642,258	657,430
6.09%, 04/25/2038 IO	91,642	12,082
6.14%, 04/25/2038 IO	140,696	21,252
6.50%, 04/25/2038	101,002	109,277
18.43%, 04/25/2038	50,784	68,602
0.00%, 05/25/2038 PO	4,985	4,652
1.82%, 06/25/2038 IO	379,499	24,524
5.00%, 07/25/2038	78,964	85,289
5.00%, 07/25/2038	90,052	98,386
5.50%, 07/25/2038	506,352	553,002
6.44%, 07/25/2038 IO	95,073	15,290
5.09%, 09/25/2038 IO	191,174	25,652
5.09%, 09/25/2038 IO	341,611	44,894
4.50%, 11/25/2038	43,312	44,416
1.16%, 12/25/2038	181,360	181,738
4.00%, 02/25/2039	244,896	250,968
4.50%, 02/25/2039	18,092	18,916
5.79%, 02/25/2039 IO	232,551	46,153
5.89%, 03/25/2039 IO	179,512	27,384
1.21%, 04/25/2039	469,712	472,907

	Principal Amount	Value
4.00%, 07/25/2039	723,325	726,876
5.00%, 07/25/2039 IO	154,654	26,498
7.00%, 07/25/2039	10,208	11,181
5.00%, 08/25/2039	573,137	629,199
6.00%, 08/25/2039	681,723	770,978
5.00%, 09/25/2039	447,666	472,247
6.04%, 09/25/2039	284,287	324,253
5.14%, 10/25/2039 IO	145,396	18,344
5.50%, 10/25/2039 IO	359,056	63,036
2.97%, 12/25/2039	667,769	712,306
5.42%, 12/25/2039 IO	170,509	25,205
6.30%, 12/25/2039	438,356	497,902
0.00%, 01/25/2040 PO	84,691	76,973
5.49%, 01/25/2040 IO	272,331	40,632
6.20%, 02/25/2040	116,443	133,221
1.36%, 03/25/2040	181,779	184,026
6.23%, 03/25/2040	330,117	377,846
6.44%, 03/25/2040	357,887	414,088
11.15%, 03/25/2040	557,208	684,917
1.36%, 04/25/2040	157,645	158,811
5.66%, 04/25/2040 IO	234,148	29,861
15.15%, 04/25/2040	251,150	348,769
1.36%, 05/25/2040	156,182	157,532
5.64%, 05/25/2040 IO	129,997	16,751
0.00%, 06/25/2040 PO	138,164	120,531
5.00%, 06/25/2040	1,336,770	1,454,812
5.50%, 06/25/2040	1,007,000	1,075,917
5.50%, 07/25/2040	659,775	721,922
4.00%, 08/25/2040	2,224,607	2,286,045
5.00%, 09/25/2040	206,000	231,303
5.50%, 10/25/2040	2,012,000	2,266,875
3.68%, 11/25/2040 IO	1,308,857	112,140
1.31%, 01/25/2041	345,117	346,538
5.77%, 01/25/2041 IO	1,097,053	234,251
1.88%, 04/25/2041 IO	2,393,237	165,016
1.26%, 07/25/2041	121,357	121,539
1.31%, 08/25/2041	379,991	384,544

	Principal Amount	Value
1.26%, 11/25/2041	436,181	435,573
7.00%, 11/25/2041	2,084,711	2,444,623
7.00%, 11/25/2041	2,369,386	2,791,449
7.00%, 11/25/2041	2,772,430	3,250,688
3.50%, 03/25/2042	1,000,000	1,006,064
6.50%, 06/25/2042	81,538	94,954
1.21%, 09/25/2042	652,610	659,730
1.26%, 09/25/2042	2,437,580	2,402,720
1.26%, 09/25/2042	320,705	319,067
1.26%, 10/25/2042	1,050,108	1,042,130
3.00%, 02/25/2043	1,000,000	953,719
3.50%, 02/25/2043	637,878	644,294
0.00%, 09/25/2043 PO	2,007,964	1,613,048
0.00%, 10/25/2043 PO	1,394,259	1,108,619
0.00%, 12/25/2043 PO	3,768,318	3,033,680
3.00%, 01/25/2046	2,963,380	2,995,638
5.34%, 11/25/2049 IO	168,801	22,845
5.82%, 02/25/2051	204,549	221,285
5.45%, 07/25/2051	72,771	80,119
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	80,230	89,342
6.50%, 07/25/2042	139,535	156,820
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	533,746	599,891
6.50%, 09/25/2042	228,483	258,281
Fannie Mae Trust 2003-W8
1.16%, 05/25/2042	51,116	50,442
7.00%, 10/25/2042	282,981	329,639
Fannie Mae Trust 2004-W1
7.00%, 12/25/2043	366,810	420,770
Fannie Mae Trust 2004-W15
1.01%, 08/25/2044	230,640	228,828
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	84,880	97,969
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	84,741	97,193

	Principal Amount	Value
Fannie Mae Trust 2005-W3
0.98%, 03/25/2045	1,871,959	1,816,015
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	104,319	116,864
Fannie Mae Trust 2006-W2
2.61%, 11/25/2045	259,789	276,771
0.98%, 02/25/2046	882,942	882,225
Fannie Mae Whole Loan
1.02%, 11/25/2046	2,213,007	2,216,785
Fannie Mae-Aces
1.03%, 08/25/2019	517,364	515,572
1.80%, 12/25/2019	743,000	745,130
4.33%, 03/25/2020	728,758	771,160
3.66%, 11/25/2020	602,767	626,680
3.73%, 06/25/2021	5,158,000	5,429,139
3.76%, 06/25/2021	1,032,000	1,089,748
2.92%, 08/25/2021	706,000	721,448
2.61%, 10/25/2021	3,000,000	3,033,348
1.46%, 11/25/2022	3,644,953	3,659,399
2.28%, 12/25/2022	1,357,000	1,332,707
2.39%, 01/25/2023	1,342,000	1,323,942
3.51%, 12/25/2023	8,394,000	8,732,298
3.47%, 01/25/2024	16,000,000	16,676,307
3.10%, 07/25/2024	1,066,000	1,079,555
3.02%, 08/25/2024	1,273,000	1,282,686
2.53%, 09/25/2024	1,390,000	1,359,127
2.72%, 10/25/2024	13,450,000	13,309,883
2.59%, 12/25/2024	1,640,000	1,606,757
3.05%, 12/25/2024	2,867,970	2,898,303
2.83%, 01/25/2025	3,500,000	3,466,521
2.90%, 01/25/2025	2,000,000	1,999,329
2.94%, 11/25/2025	8,800,000	8,826,530
2.38%, 09/25/2026	5,500,000	5,091,597
3.09%, 04/25/2027	23,211,000	23,221,371
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $816,298) (1)	808,404	815,198
FHLMC-GNMA
7.00%, 03/25/2023	16,305	17,727

	Principal Amount	Value
6.25%, 11/25/2023	10,942	12,111
7.50%, 04/25/2024	79,741	88,994
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	11,028	11,083
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	147,913	126,061
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	42,231	41,879
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 01/25/2022	75,508	66,621
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.07%, 08/25/2037 IO	1,211,230	232,649
First Horizon Mortgage Pass-Through Trust 2004-AR2
3.07%, 05/25/2034	65,067	64,254
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.82%, 02/25/2035	361,606	359,200
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.92%, 04/25/2035	199,704	199,104
Freddie Mac Gold Pool
6.00%, 04/01/2017	15,594	15,668
6.00%, 04/01/2017	4,928	4,942
5.50%, 06/01/2017	312	314
5.00%, 10/01/2017	5,892	6,036
6.50%, 11/01/2017	325	329
5.00%, 12/01/2017	26,340	26,983
5.00%, 12/01/2017	29,031	29,740
6.50%, 12/01/2017	558	565
5.50%, 01/01/2018	7,507	7,604
5.50%, 02/01/2018	7,698	7,829
5.50%, 04/01/2018	88,430	90,291
6.00%, 04/01/2018	1,965	2,000
6.50%, 04/01/2018	2,789	2,808
4.00%, 06/01/2018	1,402	1,437
4.50%, 08/01/2018	2,518	2,583
4.50%, 10/01/2018	17,978	18,443
4.50%, 10/01/2018	1,500	1,539
5.00%, 12/01/2018	5,331	5,461

	Principal Amount	Value
5.50%, 01/01/2019	14,244	14,502
6.50%, 09/01/2019	3,122	3,206
5.50%, 12/01/2019	18,171	18,709
6.00%, 02/01/2020	3,010	3,039
5.50%, 04/01/2020	21,724	22,339
5.50%, 06/01/2020	8,139	8,269
6.00%, 06/01/2020	12,601	13,126
8.00%, 07/01/2020	18	18
6.00%, 08/01/2020	6,091	6,350
6.00%, 07/01/2021	6,724	6,820
6.00%, 07/01/2021	27,171	28,189
6.00%, 01/01/2022	1,497	1,508
6.00%, 02/01/2022	1,549	1,555
6.00%, 03/01/2022	8,606	8,754
6.50%, 03/01/2022	5,048	5,281
6.00%, 12/01/2022	8,492	9,592
5.50%, 02/01/2024	20,518	21,870
4.00%, 07/01/2024	459,325	483,748
8.00%, 08/01/2024	919	1,050
8.00%, 11/01/2024	687	752
7.50%, 08/01/2025	1,708	1,983
3.50%, 11/01/2025	528,682	551,800
3.50%, 12/01/2025	1,714,151	1,798,600
10.00%, 03/17/2026	27,338	27,952
7.00%, 04/01/2026	1,728	1,964
3.50%, 08/01/2026	1,871,218	1,962,036
3.50%, 01/01/2027	328,022	343,941
6.50%, 01/01/2028	54,932	62,819
2.50%, 01/15/2028(3)	9,500,000	9,513,300
2.50%, 03/01/2028	13,162,995	13,193,255
2.50%, 04/01/2028	3,486,472	3,494,487
3.00%, 07/01/2028	2,824,612	2,901,230
8.50%, 07/01/2028	4,803	5,777
3.00%, 08/01/2028	1,547,660	1,590,839
3.00%, 09/01/2028	5,935,390	6,097,196
3.00%, 10/01/2028	2,449,316	2,518,568
7.00%, 12/01/2028	71,161	81,750

	Principal Amount	Value
3.00%, 05/01/2029	2,134,563	2,193,388
6.50%, 06/01/2029	23,553	26,603
7.00%, 07/01/2029	1,074	1,180
6.50%, 08/01/2029	119,070	136,301
6.00%, 10/01/2029	23,110	26,500
2.50%, 03/01/2030	2,406,326	2,413,242
2.50%, 07/01/2030	5,845,383	5,862,103
10.00%, 10/01/2030	166,746	181,218
7.00%, 01/01/2031	64,979	74,702
2.50%, 08/01/2031	2,796,488	2,803,760
3.50%, 01/01/2032	856,868	888,014
7.50%, 01/01/2032	149,051	173,302
3.50%, 03/01/2032	348,761	361,426
7.00%, 07/01/2032	5,857	6,498
7.00%, 08/01/2032	7,219	7,987
5.50%, 01/01/2033	165,418	185,178
3.50%, 02/01/2033	279,124	289,910
6.00%, 02/01/2033	109,363	121,425
3.50%, 05/01/2033	1,272,970	1,322,401
3.50%, 05/01/2033	350,514	364,113
5.50%, 10/01/2033	60,017	68,854
6.00%, 12/01/2033	14,783	16,714
5.00%, 01/01/2034	46,984	51,781
6.00%, 01/01/2034	31,980	35,028
6.00%, 01/01/2034	43,321	50,396
5.00%, 06/01/2034	228,369	250,352
5.00%, 09/01/2034	120,670	133,949
6.50%, 11/01/2034	14,052	16,379
6.50%, 01/01/2035	143,942	162,899
5.00%, 03/01/2035	62,372	67,875
5.50%, 07/01/2035	119,691	134,645
4.50%, 11/01/2035	16,936	18,164
6.50%, 12/01/2035	55,919	61,937
6.50%, 12/01/2035	95,967	110,566
5.50%, 01/01/2036	37,136	41,550
5.00%, 03/01/2036	4,710,479	5,144,205
5.00%, 07/01/2036	4,147	4,538

	Principal Amount	Value
5.00%, 11/01/2036	128,577	140,736
6.00%, 11/01/2036	14,867	15,998
6.50%, 11/01/2036	211,811	235,076
6.50%, 11/01/2036	36,966	43,400
6.50%, 11/01/2036	467,627	531,590
5.50%, 12/01/2036	62,191	69,522
6.00%, 12/01/2036	14,164	16,042
6.00%, 12/01/2036	30,535	34,814
6.50%, 12/01/2036	166,797	185,994
6.50%, 12/01/2036	444,120	499,151
7.50%, 12/01/2036	510,056	589,134
6.50%, 01/01/2037	25,455	27,806
6.50%, 01/01/2037	6,678	6,914
6.50%, 02/01/2037	52,849	59,012
7.00%, 02/01/2037	12,766	14,810
5.00%, 03/01/2037	349,908	381,829
5.00%, 06/01/2037	400,924	437,634
6.50%, 06/01/2037	23,906	26,346
5.00%, 08/01/2037	383,858	419,760
6.50%, 11/01/2037	91,896	104,089
7.50%, 01/01/2038	53,038	58,867
7.50%, 01/01/2038	93,144	111,053
5.00%, 02/01/2038	406,810	442,718
5.00%, 03/01/2038	108,673	118,627
5.00%, 03/01/2038	447,207	486,534
5.00%, 03/01/2038	412,129	450,471
5.00%, 03/01/2038	431,181	469,098
6.50%, 03/01/2038	89,362	104,483
5.00%, 04/01/2038	390,917	425,294
5.50%, 05/01/2038	111,831	124,304
5.50%, 08/01/2038	138,220	153,982
5.00%, 09/01/2038	1,620	1,763
5.00%, 09/01/2038	330,763	359,959
7.50%, 09/01/2038	51,031	60,807
5.00%, 11/01/2038	2,433	2,650
5.00%, 11/01/2038	141,082	153,489
5.00%, 12/01/2038	391,470	426,599

	Principal Amount	Value
5.00%, 12/01/2038	1,397	1,520
5.50%, 01/01/2039	4,900,866	5,519,060
5.00%, 02/01/2039	808,419	879,519
5.00%, 05/01/2039	12,053	13,429
4.50%, 07/01/2039	335,312	359,803
4.50%, 10/01/2039	2,779,253	2,990,770
5.00%, 10/01/2039	889,605	968,428
4.50%, 11/01/2039	3,200,649	3,442,394
4.50%, 11/01/2039	4,507,479	4,850,015
5.00%, 03/01/2040	4,425,426	4,821,499
5.50%, 03/01/2040	42,212	46,916
5.50%, 05/01/2040	3,363,234	3,751,215
4.50%, 08/01/2040	725,412	780,774
4.50%, 08/01/2040	5,049,672	5,464,158
4.50%, 08/01/2040	75,572	81,512
5.00%, 08/01/2040	538,231	588,310
5.00%, 08/01/2040	2,146,096	2,348,958
5.50%, 08/01/2040	1,403,229	1,562,467
4.00%, 09/01/2040	1,143,761	1,206,576
4.50%, 09/01/2040	566,082	609,310
4.50%, 09/01/2040	2,234,953	2,405,895
4.00%, 11/01/2040	3,429,023	3,601,238
4.00%, 11/01/2040	60,297	63,617
4.00%, 12/01/2040	1,743,825	1,842,004
4.00%, 12/01/2040	2,089,274	2,199,107
4.00%, 12/01/2040	1,507,280	1,592,011
4.00%, 12/01/2040	637,919	673,791
4.00%, 12/01/2040	2,144,876	2,252,705
4.00%, 01/01/2041	1,344,114	1,418,414
4.00%, 01/15/2041(3)	9,210,000	9,668,658
4.50%, 01/15/2041(3)	3,000,000	3,219,000
4.50%, 03/01/2041	427,482	459,506
5.00%, 04/01/2041	2,057,304	2,246,717
4.50%, 05/01/2041	3,143,311	3,386,150
5.00%, 06/01/2041	583,278	637,807
4.00%, 10/01/2041	7,378,064	7,758,117
4.00%, 11/01/2041	18,808	19,850

	Principal Amount	Value
4.00%, 01/01/2042	339,242	358,063
3.50%, 01/15/2042(3)	12,790,000	13,088,007
4.00%, 05/01/2042	25,445	26,855
4.50%, 05/01/2042	4,480,779	4,841,459
3.50%, 06/01/2042	4,153,509	4,276,027
3.50%, 06/01/2042	669,958	689,606
4.00%, 06/01/2042	3,445,624	3,649,519
3.50%, 07/01/2042	15,527,939	15,982,163
3.00%, 08/01/2042	2,710,185	2,707,271
3.50%, 08/01/2042	1,328,588	1,367,243
3.50%, 09/01/2042	9,214,425	9,487,605
3.50%, 09/01/2042	5,569,843	5,732,475
3.00%, 10/01/2042	6,717,264	6,710,042
3.50%, 10/01/2042	4,068,116	4,176,027
4.00%, 10/01/2042	139,729	145,099
3.00%, 11/01/2042	8,851,793	8,842,281
3.50%, 11/01/2042	172,526	177,629
4.00%, 01/01/2043	399,634	423,435
3.00%, 01/15/2043(3)	33,215,000	32,959,244
3.00%, 02/01/2043	570,320	569,707
3.00%, 03/01/2043	7,370,107	7,362,182
3.00%, 03/01/2043	3,642,076	3,638,162
3.50%, 03/01/2043	1,187,258	1,221,668
3.00%, 04/01/2043	137,412	137,151
3.00%, 04/01/2043	4,773,478	4,768,343
3.50%, 05/01/2043	417,927	430,294
3.00%, 06/01/2043	54,016	53,779
3.00%, 06/01/2043	15,647,804	15,611,595
3.50%, 06/01/2043	1,409,739	1,451,329
3.50%, 06/01/2043	2,457,065	2,528,165
4.00%, 06/01/2043	23,217	24,552
3.00%, 07/01/2043	506,953	505,783
3.00%, 07/01/2043	38,779	38,674
3.00%, 08/01/2043	9,773,725	9,743,019
3.00%, 08/01/2043	774,471	771,402
3.00%, 09/01/2043	637,207	634,161
4.00%, 09/01/2043	267,962	283,112

	Principal Amount	Value
3.50%, 10/01/2043	315,175	324,244
3.00%, 11/01/2043	76,557	76,253
4.00%, 11/01/2043	138,447	145,552
4.00%, 11/01/2043	313,267	328,877
4.00%, 12/01/2043	378,439	397,864
4.00%, 12/01/2043	2,904,218	3,049,106
4.00%, 12/01/2043	1,087,114	1,148,590
4.00%, 01/01/2044	880,499	924,434
4.00%, 01/01/2044	189,239	199,868
4.00%, 03/01/2044	4,890,568	5,134,806
4.50%, 03/01/2044	1,238,201	1,328,565
3.50%, 05/01/2044	22,115,846	22,754,643
4.50%, 05/01/2044	1,784,282	1,915,601
4.50%, 07/01/2044	549,264	589,501
4.50%, 07/01/2044	124,888	134,108
4.50%, 09/01/2044	3,375,322	3,622,689
4.00%, 10/01/2044	12,944,057	13,664,383
4.00%, 01/01/2045	856,399	899,376
3.50%, 03/01/2045	4,625,248	4,737,050
3.00%, 05/01/2045	1,716,271	1,709,639
3.00%, 05/01/2045	3,103,871	3,086,107
3.00%, 06/01/2045	906,623	900,592
3.00%, 10/01/2045	7,082,506	7,071,956
4.00%, 10/01/2045	1,224,448	1,286,011
3.50%, 12/01/2045	5,969,983	6,113,937
3.50%, 01/01/2046	6,869,647	7,051,086
4.00%, 01/01/2046	4,759,291	5,052,350
3.50%, 02/01/2046	11,353,321	11,627,849
4.00%, 02/01/2046	988,751	1,038,529
3.50%, 03/01/2046	7,671,889	7,880,761
4.00%, 04/01/2046	12,161,083	12,841,521
4.50%, 04/01/2046	4,355,965	4,721,132
3.50%, 07/01/2046	9,984,952	10,239,712
3.50%, 07/01/2046	6,127,998	6,278,813
4.00%, 07/01/2046	9,897,320	10,460,385
3.50%, 08/01/2046	6,124,700	6,293,334
4.00%, 08/01/2046	5,500,649	5,813,589
4.00%, 10/01/2046	451,855	477,562

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass Through Certificates
5.05%, 01/25/2019	3,175,000	3,346,674
5.09%, 03/25/2019	9,000,000	9,548,756
2.31%, 03/25/2020	6,850,000	6,928,182
1.62%, 06/25/2020 IO	57,865,085	2,356,995
2.57%, 09/25/2020	12,325,000	12,530,429
2.60%, 09/25/2020	763,000	776,640
2.87%, 12/25/2021	5,500,000	5,635,962
1.44%, 05/25/2022 IO	54,651,768	3,437,307
2.37%, 05/25/2022	15,905,000	15,914,624
2.36%, 08/25/2022	3,968,000	3,932,453
1.23%, 09/25/2022	4,659,690	4,668,687
2.84%, 09/25/2022	2,665,000	2,695,263
0.88%, 10/25/2022 IO	22,986,018	948,631
2.31%, 12/25/2022	6,000,000	5,876,547
2.52%, 01/25/2023	2,000,000	1,999,552
2.62%, 01/25/2023	8,500,000	8,507,971
3.06%, 07/25/2023	8,150,000	8,400,616
3.53%, 07/25/2023	12,628,000	13,359,837
3.49%, 01/25/2024	5,000,000	5,264,259
3.39%, 03/25/2024	4,286,000	4,484,165
2.81%, 01/25/2025	29,255,000	29,288,123
2.77%, 05/25/2025	4,250,000	4,176,662
3.16%, 05/25/2025	5,600,000	5,653,614
1.37%, 03/25/2026	55,965,334	5,495,611
3.08%, 01/25/2031	4,126,000	3,997,070
Freddie Mac Non Gold Pool
2.50%, 07/01/2019	1,005	1,010
2.63%, 07/01/2026	4,468	4,494
2.59%, 01/01/2027	8,429	8,821
2.68%, 04/01/2030	4,097	4,308
2.89%, 09/01/2032	6,955	7,364
2.77%, 05/01/2033	232,599	245,021
2.61%, 12/01/2033	36,718	39,000
2.89%, 04/01/2034	73,580	78,114
2.86%, 09/01/2034	155,127	164,455

	Principal Amount	Value
2.63%, 01/01/2035	241,369	255,083
2.64%, 01/01/2035	77,539	82,038
2.82%, 08/01/2035	26,386	27,812
3.02%, 12/01/2035	81,521	86,528
2.79%, 02/01/2036	141,792	150,791
2.85%, 02/01/2036	34,140	36,149
3.14%, 03/01/2036	167,099	177,653
3.56%, 03/01/2036	149,064	157,485
2.76%, 05/01/2036	104,065	109,991
2.82%, 05/01/2036	156,922	165,161
3.44%, 05/01/2036	37,052	39,376
3.07%, 06/01/2036	451,573	479,013
3.12%, 06/01/2036	147,959	156,424
2.69%, 07/01/2036	80,923	84,928
2.77%, 07/01/2036	54,620	57,835
2.79%, 07/01/2036	68,492	71,101
2.60%, 08/01/2036	34,382	35,873
2.64%, 08/01/2036	94,600	99,022
2.65%, 08/01/2036	481,776	506,516
3.01%, 09/01/2036	207,812	220,520
3.02%, 09/01/2036	184,205	195,408
2.74%, 10/01/2036	328,654	342,896
2.85%, 10/01/2036	81,989	86,949
2.86%, 10/01/2036	139,218	146,990
2.91%, 10/01/2036	48,289	50,005
2.94%, 10/01/2036	178,464	186,619
3.02%, 10/01/2036	86,808	92,115
3.49%, 10/01/2036	92,576	98,325
2.63%, 11/01/2036	153,913	161,756
2.66%, 11/01/2036	74,588	78,802
2.78%, 11/01/2036	268,409	284,484
2.88%, 11/01/2036	41,294	43,815
3.02%, 11/01/2036	79,421	84,397
2.65%, 12/01/2036	18,534	19,476
2.74%, 12/01/2036	528,024	552,601
2.77%, 12/01/2036	478,255	505,998

	Principal Amount	Value
2.92%, 12/01/2036	198,517	212,158
3.43%, 12/01/2036	21,331	23,054
2.85%, 01/01/2037	90,548	95,913
2.92%, 01/01/2037	16,674	17,433
2.65%, 02/01/2037	19,394	20,608
2.78%, 02/01/2037	15,564	16,490
2.98%, 02/01/2037	154,589	164,166
3.08%, 02/01/2037	266,053	279,812
3.26%, 02/01/2037	36,944	39,578
2.88%, 03/01/2037	445,623	465,830
3.13%, 03/01/2037	71,629	75,250
3.38%, 03/01/2037	40,153	42,672
2.74%, 04/01/2037	69,286	72,801
2.96%, 04/01/2037	9,795	10,112
3.20%, 04/01/2037	137,526	144,950
2.60%, 05/01/2037	135,402	140,428
3.08%, 05/01/2037	151,922	160,011
3.10%, 05/01/2037	323,681	344,496
3.17%, 05/01/2037	67,269	71,634
3.28%, 05/01/2037	49,521	52,903
3.32%, 05/01/2037	210,727	224,430
2.72%, 06/01/2037	115,795	122,035
3.12%, 07/01/2037	56,296	59,171
3.10%, 11/01/2037	52,370	55,447
3.10%, 04/01/2038	191,851	204,338
2.96%, 05/01/2038	133,195	141,009
3.59%, 07/01/2040	126,069	131,076
Freddie Mac Reference REMIC
6.00%, 04/15/2036	548,394	626,588
6.00%, 05/15/2036	762,939	856,486
Freddie Mac REMICS
6.00%, 03/15/2017	438	445
15.17%, 08/15/2017	408	420
5.50%, 10/15/2017	2,603	2,634
5.00%, 12/15/2017	6,117	6,184
5.50%, 12/15/2017	12,075	12,252
5.00%, 01/15/2018	4,139	4,228
4.50%, 05/15/2018	8,124	8,268
6.50%, 05/15/2018	1,225	1,254

	Principal Amount	Value
4.50%, 06/15/2018	70,214	71,292
5.40%, 06/15/2018 IO	11,993	325
4.50%, 07/15/2018	69,441	70,521
0.00%, 03/15/2019 PO	36,579	35,863
6.50%, 03/15/2019 IO	1,191	59
0.00%, 07/15/2019 PO	129	128
0.00%, 02/15/2020 PO	195,195	189,242
5.00%, 02/15/2020 IO	58,156	3,185
5.00%, 02/15/2020 IO	33,373	1,582
6.50%, 03/15/2020	4,272	4,468
11.03%, 03/15/2020	12,317	12,959
9.50%, 04/15/2020	245	252
9.60%, 04/15/2020	547	573
10.00%, 06/15/2020	98	104
7.80%, 09/15/2020	75	77
9.00%, 10/15/2020	490	515
6.95%, 01/15/2021	1,769	1,852
8.60%, 01/15/2021	7	8
9.50%, 01/15/2021	455	487
1066.28%, 02/15/2021 IO	1	5
9.00%, 04/15/2021	395	442
1.65%, 05/15/2021	301	304
5.00%, 05/15/2021	1,035	1,061
6.75%, 05/15/2021	812	848
7.00%, 05/15/2021	6,309	6,766
31.61%, 05/15/2021	150	216
42.06%, 05/15/2021	211	244
6.00%, 07/15/2021	1,002	1,059
5.50%, 08/15/2021	539	563
7.00%, 09/15/2021	2,549	2,690
8.50%, 09/15/2021	2,643	2,903
6.76%, 11/15/2021	120,472	125,494
1181.25%, 11/15/2021 IO	1	7
0.00%, 12/15/2021 PO	111,007	109,352
1176.77%, 01/15/2022 IO	17	201
5.00%, 03/15/2022	473,603	492,281

	Principal Amount	Value
7.00%, 03/15/2022	1,107	1,198
6.00%, 05/15/2022	783	825
7.00%, 05/15/2022	1,549	1,692
7.50%, 08/15/2022	1,955	2,194
8.00%, 08/15/2022	4,902	5,467
1.85%, 09/15/2022	3,368	3,434
5.50%, 10/15/2022	92,565	100,404
4.32%, 12/15/2022	3,241	3,415
5.50%, 12/15/2022	29,927	32,018
1.60%, 02/15/2023	443	452
7.50%, 02/15/2023	31,005	33,994
5.50%, 03/15/2023	146,000	161,995
1.85%, 04/15/2023	17,720	18,134
5.50%, 04/15/2023	147,000	163,956
7.00%, 04/15/2023	25,917	27,982
7.50%, 04/15/2023	5,438	5,964
5.00%, 05/15/2023	26,766	28,428
7.00%, 05/15/2023	2,742	3,036
8.40%, 05/15/2023	11,853	13,510
0.00%, 06/15/2023 PO	1,310	1,293
0.00%, 06/15/2023 PO	1,800	1,775
5.60%, 06/15/2023	55,815	58,707
5.85%, 06/15/2023 IO	12,119	368
1.67%, 07/15/2023	10,769	10,678
7.90%, 07/15/2023	13,017	14,216
25.12%, 07/15/2023	2,262	3,313
2.10%, 08/15/2023	648	669
6.50%, 09/15/2023	73,348	82,775
7.00%, 09/15/2023	22,625	24,777
31.46%, 09/15/2023	9,436	15,264
0.00%, 10/15/2023 PO	30,188	29,655
6.25%, 10/15/2023	12,308	13,443
20.46%, 10/15/2023	5,255	7,570
5.00%, 11/15/2023	348,522	373,910
5.50%, 11/15/2023	84,377	91,643
6.00%, 11/15/2023	29,065	31,543
5.00%, 12/15/2023	35,518	37,928

	Principal Amount	Value
6.50%, 12/15/2023	18,122	19,693
6.50%, 12/15/2023	34,703	37,886
7.00%, 01/15/2024	10,839	11,962
0.00%, 02/15/2024 PO	5,959	5,319
0.00%, 02/15/2024 PO	12,821	12,216
7.00%, 02/15/2024	1,655	1,837
10.00%, 02/15/2024	2,165	2,989
17.65%, 02/15/2024	1,248	1,696
1.30%, 03/15/2024	1,932	1,959
1.41%, 03/15/2024	902	885
7.00%, 03/15/2024	51,296	56,802
7.00%, 03/15/2024	9,764	10,800
28.74%, 03/15/2024 IO	6,399	2,797
7.50%, 04/15/2024	35,536	39,582
0.00%, 05/15/2024 PO	7,437	7,017
8.34%, 05/15/2024 IO	17,805	3,367
1.00%, 06/15/2024	3,179	3,180
6.00%, 06/15/2024	33,943	38,477
7.50%, 08/15/2024	7,049	7,897
4.00%, 12/15/2024	206,000	221,266
5.00%, 12/15/2024	101,178	108,476
29.95%, 04/15/2025	28,782	41,423
4.50%, 06/15/2025	722,000	785,237
15.12%, 08/15/2025	17,494	21,338
24.93%, 10/15/2025	33,358	47,492
3.50%, 01/15/2026	2,000,000	2,081,764
5.00%, 03/15/2026	284,249	302,057
6.50%, 03/15/2026	5,090	5,516
6.50%, 07/15/2026	34,099	38,482
7.50%, 09/15/2026	5,136	5,795
8.00%, 09/15/2026	14,126	16,009
6.50%, 01/15/2027	23,948	27,026
7.50%, 01/15/2027	31,517	35,496
7.50%, 01/15/2027	11,391	12,895
1.40%, 02/15/2027	872	888
6.00%, 05/15/2027	28,264	30,937
7.25%, 07/15/2027	1,349	1,519

	Principal Amount	Value
7.50%, 09/15/2027	11,418	12,457
6.50%, 12/15/2027	16,893	18,553
7.00%, 03/15/2028 IO	18,557	3,735
7.50%, 03/15/2028	58,491	66,055
7.50%, 05/15/2028	19,672	22,270
6.50%, 06/15/2028	29,308	33,223
7.00%, 06/15/2028	3,639	4,078
6.00%, 07/15/2028	12,062	13,285
6.25%, 08/15/2028	62,647	68,879
6.50%, 08/15/2028	58,520	64,091
6.00%, 09/15/2028	12,091	13,535
7.00%, 10/15/2028 IO	22,850	2,581
6.00%, 11/15/2028	52,668	59,907
6.00%, 12/15/2028	102,840	112,811
1.30%, 01/15/2029	24,027	24,422
6.00%, 01/15/2029	137,790	157,343
6.00%, 02/15/2029	29,966	33,189
6.25%, 02/15/2029	154,698	172,622
27.88%, 03/15/2029	4,031	6,784
7.00%, 04/15/2029 IO	2,173	261
4.00%, 05/15/2029	495,943	512,187
7.00%, 06/15/2029	126,146	142,205
7.50%, 06/15/2029 IO	9,538	1,213
7.00%, 07/15/2029	59,513	66,169
7.00%, 08/15/2029	32,680	37,432
4.00%, 11/15/2029 IO	275,484	24,172
7.50%, 11/15/2029	161	188
8.00%, 11/15/2029	27,837	32,162
7.00%, 01/15/2030	61,685	69,943
8.00%, 01/15/2030	17,427	20,752
8.00%, 01/15/2030	58,488	66,457
8.00%, 03/15/2030	10,470	12,331
5.00%, 04/15/2030	702,000	790,720
8.00%, 04/15/2030	16,033	18,326
7.50%, 05/15/2030	12,116	13,792
7.50%, 08/15/2030	11,714	13,346
7.25%, 09/15/2030	31,435	35,624

	Principal Amount	Value
7.00%, 10/15/2030	40,185	45,316
7.50%, 10/15/2030	836	947
7.50%, 10/15/2030	3,730	4,249
7.25%, 12/15/2030	45,639	51,555
7.00%, 03/15/2031	21,400	24,620
6.50%, 05/15/2031	12,537	14,454
7.00%, 06/15/2031	23,823	27,510
8.50%, 06/15/2031	49,105	57,231
6.00%, 07/15/2031	11,064	10,645
7.00%, 07/15/2031	47,581	53,491
6.50%, 08/15/2031	28,537	31,935
6.50%, 08/15/2031	22,535	25,642
6.50%, 08/15/2031	26,186	29,560
6.50%, 08/15/2031	283,436	327,493
6.50%, 10/15/2031	25,213	28,526
6.50%, 01/15/2032	28,806	31,828
6.50%, 01/15/2032	46,264	50,864
1.60%, 02/15/2032	150,492	153,975
6.38%, 02/15/2032	30,328	32,818
6.50%, 02/15/2032	54,282	60,474
6.50%, 02/15/2032	49,540	54,721
7.30%, 02/15/2032 IO	112,896	27,376
7.95%, 02/15/2032 IO	22,245	5,819
14.69%, 02/15/2032	62,159	79,581
17.67%, 02/15/2032	59,606	90,136
6.50%, 03/15/2032	68,726	77,641
6.50%, 03/15/2032	73,287	83,291
7.00%, 03/15/2032	44,192	50,043
7.00%, 03/15/2032	55,196	62,583
7.25%, 03/15/2032 IO	45,936	11,484
7.30%, 03/15/2032 IO	29,967	6,728
6.50%, 04/15/2032	169,069	191,893
6.50%, 04/15/2032	17,541	20,176
6.50%, 04/15/2032	106,946	123,060
7.00%, 04/15/2032	34,266	37,974
7.00%, 04/15/2032	100,836	115,952
5.50%, 05/15/2032	22,016	22,179

	Principal Amount	Value
6.50%, 05/15/2032	60,447	68,490
7.00%, 05/15/2032	43,946	49,449
6.50%, 06/15/2032	49,443	55,295
6.50%, 06/15/2032	64,789	73,305
6.50%, 06/15/2032	37,207	42,158
6.50%, 07/15/2032	53,818	60,947
6.50%, 07/15/2032	76,913	88,204
0.00%, 09/15/2032 PO	1,677,163	1,500,396
6.00%, 09/15/2032	83,509	94,590
0.00%, 12/15/2032 PO	4,774	4,726
0.00%, 12/15/2032 PO	39,207	38,320
0.00%, 12/15/2032 PO	9,844	8,690
1.45%, 12/15/2032	76,318	77,060
6.00%, 12/15/2032	130,592	144,766
6.00%, 12/15/2032	72,453	82,339
16.91%, 12/15/2032	44,993	62,411
6.00%, 01/15/2033	90,877	103,955
6.00%, 02/15/2033	66,608	75,890
6.00%, 02/15/2033	333,625	360,738
6.00%, 03/15/2033	58,375	62,962
6.50%, 03/15/2033 IO	37,623	7,129
13.56%, 06/15/2033	124,572	163,341
5.00%, 07/15/2033	1,027,353	1,146,704
6.49%, 07/15/2033	462	553
11.88%, 07/15/2033	34,481	37,837
3.00%, 08/15/2033	495,000	492,239
13.47%, 09/15/2033	40,258	51,561
7.38%, 10/15/2033	1,069,384	1,175,292
14.95%, 11/15/2033	19,245	26,233
1.30%, 12/15/2033	284,960	286,694
5.50%, 12/15/2033	32,661	32,932
5.00%, 01/15/2034	458,129	498,702
5.50%, 02/15/2034	18,892	19,876
6.00%, 05/15/2034	283,856	305,625
21.91%, 06/15/2034	108,402	143,441
0.00%, 07/15/2034 PO	198,797	181,630
2.92%, 07/15/2034	75,188	79,403

	Principal Amount	Value
4.00%, 11/15/2034 IO	398,087	14,384
0.00%, 01/15/2035 PO	1,242	1,224
0.00%, 02/15/2035 PO	57,333	52,201
6.00%, 02/15/2035	623,512	688,839
25.06%, 02/15/2035	73,687	105,755
0.00%, 04/15/2035 PO	99,108	88,332
6.00%, 04/15/2035	1,057,000	1,206,048
1.10%, 05/15/2035	99,963	99,842
1.00%, 06/15/2035	110,741	109,988
15.21%, 06/15/2035	8,556	10,047
0.00%, 08/15/2035 PO	9,420	8,606
1.50%, 08/15/2035	102,799	105,051
0.00%, 09/15/2035 PO	49,910	45,779
6.00%, 09/15/2035	27,418	27,519
17.65%, 11/15/2035	56,677	78,957
0.00%, 01/15/2036 PO	1,733	1,732
6.00%, 01/15/2036	237,098	271,220
21.99%, 01/15/2036	17,699	26,440
0.00%, 02/15/2036 PO	195,065	178,579
0.00%, 02/15/2036 PO	46,023	40,438
0.00%, 02/15/2036 PO	64,872	59,371
0.00%, 02/15/2036 PO	39,764	33,474
0.00%, 03/15/2036 PO	111,118	101,681
0.00%, 03/15/2036 PO	12,926	11,613
0.00%, 03/15/2036 PO	118,652	108,450
6.00%, 03/15/2036	2,128	2,472
0.00%, 04/15/2036 PO	126,062	114,576
0.00%, 04/15/2036 PO	231,291	210,216
0.00%, 04/15/2036 PO	66,480	57,876
0.00%, 04/15/2036 PO	225,341	205,944
6.00%, 04/15/2036	148,690	170,444
6.00%, 04/15/2036	1,190,043	1,337,071
6.00%, 04/15/2036 IO	125,041	25,191
0.00%, 05/15/2036 PO	14,436	11,641
0.00%, 05/15/2036 PO	56,590	52,499
0.00%, 05/15/2036 PO	91,172	78,519
0.00%, 05/15/2036 PO	18,685	16,946

	Principal Amount	Value
1.15%, 05/15/2036	885,519	888,807
1.20%, 05/15/2036	513,568	516,306
0.00%, 06/15/2036 PO	212,573	196,724
6.00%, 06/15/2036	85,315	87,688
6.00%, 06/15/2036	32,087	35,875
17.73%, 06/15/2036	39,713	53,345
0.00%, 07/15/2036 PO	43,859	39,293
6.40%, 07/15/2036 IO	19,898	1,940
6.50%, 07/15/2036	137,705	154,599
6.50%, 07/15/2036	193,815	220,341
0.00%, 08/15/2036 PO	63,570	55,519
5.50%, 08/15/2036	103,536	110,948
5.50%, 08/15/2036	290,376	321,200
5.95%, 08/15/2036 IO	908,683	155,403
0.00%, 09/15/2036 PO	26,555	22,391
0.00%, 09/15/2036 PO	36,436	33,725
0.00%, 10/15/2036 PO	70,263	61,590
6.00%, 10/15/2036 IO	79,506	13,185
7.50%, 11/15/2036	1,116,026	1,308,122
0.00%, 12/15/2036 PO	33,726	29,484
7.00%, 12/15/2036	2,718,183	3,149,487
7.50%, 12/15/2036	932,392	1,116,902
0.00%, 01/15/2037 PO	34,309	31,494
5.44%, 01/15/2037 IO	63,859	10,205
0.00%, 02/15/2037 PO	93,072	83,247
0.00%, 02/15/2037 PO	16,165	14,616
1.14%, 02/15/2037	76,177	76,235
6.00%, 02/15/2037	137,176	149,691
0.00%, 03/15/2037 PO	28,195	25,891
5.75%, 03/15/2037 IO	97,273	13,888
9.00%, 03/15/2037	29,778	34,600
0.00%, 04/15/2037 PO	45,254	41,597
6.00%, 04/15/2037	103,260	117,758
0.00%, 05/15/2037 PO	74,444	68,604
0.00%, 05/15/2037 PO	4,321	4,019
0.00%, 05/15/2037 PO	390,918	341,038
6.00%, 05/15/2037	231,035	241,879

	Principal Amount	Value
0.00%, 06/15/2037 PO	38,801	35,450
0.00%, 06/15/2037 PO	17,665	16,125
0.00%, 07/15/2037 PO	483,196	415,543
0.93%, 07/15/2037	2,020,128	1,985,907
4.50%, 07/15/2037 IO	805,230	40,893
5.90%, 07/15/2037 IO	85,757	11,991
4.00%, 08/15/2037 IO	712,062	43,786
0.00%, 09/15/2037 PO	52,114	48,083
1.30%, 09/15/2037	27,820	27,954
4.00%, 10/15/2037 IO	403,889	19,102
4.00%, 10/15/2037 IO	250,703	8,941
1.38%, 11/15/2037	1,132,088	1,144,722
5.72%, 11/15/2037 IO	421,468	61,199
5.75%, 11/15/2037 IO	267,382	35,439
5.30%, 01/15/2038 IO	512,410	64,822
15.69%, 02/15/2038	22,099	27,452
5.50%, 03/15/2038	806,971	899,669
6.10%, 04/15/2038 IO	213,925	29,218
5.50%, 05/15/2038	121,952	131,237
5.50%, 06/15/2038 IO	223,127	31,349
6.00%, 06/15/2038	30,593	34,239
5.15%, 08/15/2038 IO	406,527	34,320
5.71%, 10/15/2038	168,932	189,214
5.50%, 01/15/2039	317,814	356,660
2.53%, 02/15/2039	162,789	166,937
5.30%, 02/15/2039 IO	162,946	25,891
1.10%, 04/15/2039	699,705	705,149
1.15%, 05/15/2039	863,966	860,098
5.40%, 05/15/2039 IO	117,080	11,061
5.60%, 05/15/2039 IO	200,299	20,352
1.90%, 07/15/2039	112,243	114,318
4.50%, 07/15/2039	1,119,465	1,188,819
1.15%, 08/15/2039	256,222	256,492
3.50%, 08/15/2039	844,057	877,227
0.00%, 10/15/2039 PO	183,424	155,766
5.00%, 10/15/2039 IO	554,325	87,835
5.55%, 12/15/2039 IO	211,363	30,109

	Principal Amount	Value
0.00%, 01/15/2040 PO	181,041	159,286
1.99%, 01/15/2040 IO	2,401,627	151,459
15.15%, 02/15/2040	475,000	618,076
1.20%, 10/15/2040	301,915	303,587
5.30%, 10/15/2040 IO	947,708	162,005
5.30%, 10/15/2040 IO	786,436	121,123
1.25%, 12/15/2040	2,357,362	2,378,759
1.25%, 03/15/2041	1,719,497	1,722,415
5.00%, 05/15/2041	1,121,751	1,300,304
5.50%, 05/15/2041	461,445	477,410
5.50%, 05/15/2041	1,293,318	1,341,144
1.10%, 10/15/2041	1,237,891	1,234,387
4.00%, 11/15/2041	1,092,440	1,144,175
4.00%, 12/15/2041	546,017	578,866
1.20%, 03/15/2042	1,205,232	1,210,102
1.20%, 07/15/2042	585,209	584,556
1.15%, 08/15/2042	3,095,796	3,135,329
1.10%, 09/15/2042	1,095,343	1,088,106
4.00%, 01/15/2043	2,664,659	2,774,552
3.00%, 06/15/2043	206,000	195,689
4.50%, 09/15/2043	1,000,000	1,094,055
2.75%, 02/15/2046	2,660,533	2,750,897
7.29%, 11/15/2046	1,270,718	1,456,397
3.50%, 06/15/2048	6,900,924	7,207,547
0.00%, 10/15/2049 PO	743,410	676,245
Freddie Mac Strips
4.50%, 11/15/2020 IO	63,721	2,456
4.50%, 12/15/2020 IO	43,453	1,973
9.00%, 04/01/2022 IO	138	21
0.00%, 04/01/2028 PO	102,682	87,749
5.00%, 09/15/2035 IO	183,945	33,204
5.00%, 09/15/2035 IO	345,281	64,434
5.00%, 09/15/2035 IO	219,821	40,263
7.00%, 08/01/2036 IO	652,827	129,189
1.25%, 07/15/2042	3,641,946	3,641,832
3.50%, 07/15/2042	8,480,517	8,682,392
1.20%, 08/15/2042	2,364,514	2,357,786

	Principal Amount	Value
1.25%, 08/15/2042	2,080,553	2,080,401
3.00%, 08/15/2042	2,883,969	2,847,222
3.00%, 01/15/2043	698,441	693,920
0.00%, 09/15/2043 PO	1,309,463	1,044,255
Freddie Mac Structured Pass-Through Certificates
1.78%, 07/25/2032	75,844	83,305
5.35%, 07/25/2033	226,279	259,208
1.68%, 10/25/2037	1,919,684	1,940,520
7.50%, 02/25/2042	313,436	367,001
7.50%, 08/25/2042	49,916	59,360
6.50%, 02/25/2043	302,908	350,075
7.00%, 02/25/2043	100,625	116,178
5.23%, 05/25/2043	728,167	820,754
0.00%, 07/25/2043 PO	29,390	25,703
7.50%, 07/25/2043	74,395	89,006
0.00%, 09/25/2043 PO	34,078	28,478
7.50%, 09/25/2043	420,688	484,735
0.00%, 10/25/2043 PO	38,534	31,028
7.00%, 10/25/2043	417,220	497,974
1.74%, 10/25/2044	809,029	829,323
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049 (Acquired 11/15/2016, Cost $2,204,972) (1)	2,450,000	2,198,484
FREMF 2016-K722 Mortgage Trust
3.83%, 07/25/2049 (Acquired 06/22/2016, Cost $1,747,306) (1)	1,845,000	1,816,193
Ginnie Mae I Pool
6.50%, 06/15/2017	767	770
6.00%, 10/15/2017	308	308
8.50%, 11/15/2017	31	31
9.00%, 02/15/2020	61	61
8.00%, 07/15/2022	18	18
8.00%, 09/15/2022	172	173
7.50%, 11/15/2022	512	546
7.50%, 03/15/2023	279	301
7.00%, 08/15/2023	638	683
7.00%, 09/15/2023	19,129	20,536
7.00%, 11/15/2023	1,072	1,162
6.50%, 01/15/2024	4,748	5,424

	Principal Amount	Value
7.00%, 02/15/2024	8,564	9,168
9.50%, 10/15/2024	43,760	47,075
9.00%, 11/15/2024	1,215	1,327
9.50%, 12/15/2025	2,646	2,909
7.50%, 11/15/2026	1,212	1,255
7.50%, 07/15/2027	1,898	1,977
6.50%, 03/15/2028	8,479	9,684
7.50%, 07/15/2028	808	831
8.00%, 08/15/2028	1,662	1,668
6.50%, 09/15/2028	21,407	24,452
7.50%, 09/15/2028	5,874	6,516
6.50%, 10/15/2028	1,542	1,761
6.00%, 11/15/2028	11,925	13,517
7.00%, 09/15/2031	118,934	141,223
6.50%, 01/15/2032	97,914	111,840
6.50%, 07/15/2032	2,640	3,016
6.50%, 02/15/2033	16,767	19,152
7.00%, 02/15/2033	6,310	6,990
5.50%, 04/15/2033	369,866	418,069
6.50%, 04/15/2033	11,598	13,248
5.50%, 06/15/2033	4,646	5,182
7.00%, 06/15/2033	23,553	28,033
5.50%, 12/15/2033	19,263	21,775
5.50%, 07/15/2034	8,408	9,499
5.50%, 09/15/2034	25,117	28,256
7.00%, 06/15/2035	334,769	394,903
6.50%, 12/15/2035	111,540	129,643
7.00%, 04/15/2037	39,046	44,149
7.50%, 10/15/2037	52,836	59,718
4.00%, 06/15/2039	805,336	854,674
4.50%, 04/15/2040	4,717,127	5,116,331
4.00%, 10/15/2040	389,447	413,182
3.50%, 03/15/2043	1,541,302	1,614,306
3.50%, 04/15/2043	6,565,707	6,863,458
3.00%, 05/15/2043	997,700	1,011,871
3.50%, 06/15/2043	2,191,883	2,279,710
3.50%, 07/15/2043	860,890	901,329

	Principal Amount	Value
Ginnie Mae II Pool
8.50%, 03/20/2025	459	509
8.50%, 04/20/2025	2,437	2,717
8.50%, 05/20/2025	6,026	6,732
8.00%, 12/20/2025	857	964
8.00%, 06/20/2026	2,066	2,357
8.00%, 08/20/2026	1,678	2,004
8.00%, 09/20/2026	1,725	2,064
8.00%, 11/20/2026	1,484	1,770
8.00%, 10/20/2027	4,125	4,776
8.00%, 11/20/2027	3,275	3,766
8.00%, 12/20/2027	1,512	1,701
7.50%, 02/20/2028	2,426	2,865
6.00%, 03/20/2028	10,529	12,235
8.00%, 06/20/2028	605	617
8.00%, 08/20/2028	162	170
7.50%, 09/20/2028	6,992	8,113
8.00%, 09/20/2028	492	514
6.50%, 07/20/2029	111,958	128,958
6.00%, 11/20/2033	7,523	8,733
5.00%, 10/20/2037	602,926	667,290
7.00%, 08/20/2038	49,107	55,355
6.00%, 09/20/2038	846,131	956,737
6.00%, 11/20/2038	8,000	8,615
6.00%, 08/20/2039	410,286	473,182
5.50%, 09/20/2039	235,773	266,130
4.50%, 06/20/2040	1,434,277	1,545,264
5.00%, 07/20/2040	368,316	405,433
4.00%, 10/20/2040	3,928,430	4,211,203
4.50%, 01/20/2041	1,097,290	1,183,197
4.50%, 03/20/2041	1,054,004	1,135,570
4.50%, 05/20/2041	535,019	576,424
4.50%, 06/20/2041	3,788,580	4,079,637
4.50%, 09/20/2041	1,153,636	1,242,918
4.00%, 01/15/2042(3)	31,325,000	33,248,355
3.00%, 06/20/2042	542,954	551,685
4.00%, 06/20/2042	5,131,836	5,474,371

	Principal Amount	Value
3.00%, 08/20/2042	7,302,983	7,420,426
3.50%, 10/20/2042	8,394,352	8,760,498
3.00%, 11/20/2042	33,565	34,105
3.00%, 12/20/2042	791,245	803,969
3.00%, 01/15/2043(3)	49,500,000	50,084,100
3.50%, 01/15/2043(3)	69,790,000	72,497,852
3.00%, 01/20/2043	2,048,872	2,081,820
4.00%, 02/20/2043	2,289,433	2,442,134
3.50%, 05/20/2043	1,952,531	2,037,599
3.00%, 09/20/2043	1,543,385	1,568,208
3.00%, 10/20/2043	225,469	229,095
4.00%, 10/20/2043	4,624,012	4,924,599
4.50%, 10/20/2043	6,225,062	6,648,064
4.50%, 12/20/2043	1,617,629	1,727,549
3.00%, 01/20/2044	1,366,596	1,388,575
3.00%, 07/20/2044	664,893	674,817
3.50%, 03/20/2045	3,187,739	3,314,923
3.00%, 04/20/2045	9,257,293	9,379,978
3.50%, 04/20/2045	23,099,629	24,021,079
4.00%, 05/20/2045	11,224,863	11,969,823
3.50%, 07/20/2045	10,056,750	10,458,309
4.50%, 01/20/2046	6,027,444	6,437,017
3.50%, 06/20/2046	5,558,371	5,799,020
4.46%, 05/20/2063	526,548	557,706
GMACM Mortgage Loan Trust 2003-AR1
3.62%, 10/19/2033	429,498	424,997
GMACM Mortgage Loan Trust 2003-AR2
3.66%, 12/19/2033	321,163	317,053
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	12,516	12,749
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	171,176	176,762
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	43,615	44,390
GMACM Mortgage Loan Trust 2005-AR3
3.42%, 06/19/2035	257,458	253,145

	Principal Amount	Value
Gnma Remic Trust 2015-137
5.48%, 01/20/2038	1,139,883	1,272,670
Government National Mortgage Association
5.50%, 11/20/2020	307,822	319,706
5.00%, 04/16/2023	597,708	615,622
6.50%, 10/16/2024	171,024	193,162
6.00%, 02/20/2029	160,418	178,991
7.89%, 08/16/2029 IO	16,200	3,478
8.50%, 02/16/2030	191,086	223,402
9.00%, 03/16/2030	171,119	205,746
6.79%, 04/16/2030 IO	158,239	25,376
8.00%, 06/20/2030	18,380	21,626
9.00%, 10/20/2030	27,314	31,388
9.00%, 11/16/2030 IO	1,565	231
9.00%, 11/20/2030	16,996	18,062
7.99%, 01/16/2031 IO	9,017	2,100
7.84%, 03/16/2031 IO	8,032	2,380
19.09%, 03/17/2031	82,517	128,457
7.34%, 08/16/2031 IO	19,315	5,830
7.54%, 08/16/2031 IO	21,111	6,273
1.09%, 03/20/2032	86,779	86,790
7.24%, 04/16/2032 IO	80,530	15,611
10.86%, 04/16/2032	7,432	9,168
9.00%, 06/16/2032	2,674	3,330
6.50%, 06/20/2032	78,737	90,477
6.50%, 06/20/2032	299,759	346,934
6.50%, 07/16/2032	91,083	105,150
6.00%, 07/20/2032	31,938	35,497
6.50%, 07/20/2032	151,830	175,264
6.50%, 07/20/2032	103,910	121,179
6.96%, 08/20/2032 IO	10,131	194
13.41%, 11/17/2032	22,241	26,296
6.00%, 11/20/2032	146,000	166,419
0.00%, 12/20/2032 PO	140,885	133,624
5.50%, 01/16/2033	619,186	691,497
6.50%, 01/20/2033	163,327	184,666
6.99%, 02/16/2033 IO	79,181	12,452
0.00%, 02/17/2033 PO	55,973	53,048

	Principal Amount	Value
6.96%, 02/20/2033 IO	35,252	8,528
0.00%, 03/16/2033 PO	12,737	11,518
6.82%, 03/17/2033	15,806	16,565
6.50%, 03/20/2033	90,563	101,806
6.50%, 03/20/2033	308,628	348,959
5.50%, 04/20/2033	352,912	397,857
6.50%, 05/20/2033	116,000	133,615
0.00%, 06/16/2033 PO	59,411	49,828
6.00%, 09/16/2033	203,957	230,548
0.00%, 10/20/2033 PO	9,825	8,754
5.82%, 10/20/2033	230,640	260,087
5.84%, 11/16/2033 IO	138,844	19,980
5.84%, 12/16/2033 IO	121,279	23,610
5.50%, 03/16/2034	5,126,301	5,726,815
5.79%, 03/16/2034 IO	70,107	2,234
17.72%, 04/16/2034	58,152	83,790
15.16%, 05/18/2034	12,863	15,590
0.00%, 06/20/2034 PO	111,029	101,474
6.00%, 06/20/2034	397,711	447,059
13.40%, 08/17/2034	59,346	69,845
5.72%, 08/20/2034	118,812	132,667
5.84%, 09/16/2034 IO	405,208	69,502
7.00%, 09/20/2034	50,579	55,262
25.84%, 09/20/2034	50,579	81,237
12.73%, 10/16/2034	11,962	13,952
21.79%, 10/16/2034	40,774	59,512
5.36%, 10/20/2034 IO	625,967	88,001
10.72%, 10/20/2034	17,896	19,773
5.34%, 11/20/2034 IO	323,929	46,197
6.01%, 01/20/2035 IO	441,144	69,152
14.73%, 06/17/2035	196,987	245,763
6.06%, 06/20/2035	230,662	253,796
5.50%, 07/20/2035 IO	46,509	9,900
18.48%, 08/16/2035	22,885	32,103
0.00%, 08/20/2035 PO	272,079	244,427
19.93%, 08/20/2035	3,093	3,836
5.50%, 09/20/2035	297,760	328,185

	Principal Amount	Value
5.56%, 09/20/2035 IO	920,289	153,478
0.00%, 10/20/2035 PO	53,217	45,848
0.00%, 11/20/2035 PO	83,544	72,405
6.00%, 12/20/2035 IO	85,743	16,296
5.75%, 02/20/2036	67,810	72,853
0.00%, 03/20/2036 PO	76,065	69,744
0.00%, 05/20/2036 PO	103,777	94,891
5.76%, 06/20/2036 IO	16,327	1,641
0.00%, 07/20/2036 PO	14,827	13,472
5.96%, 07/20/2036 IO	67,301	2,568
6.50%, 07/20/2036	430,443	501,803
6.50%, 08/20/2036	567,960	657,588
5.56%, 10/20/2036	260,763	286,757
5.96%, 10/20/2036 IO	142,463	21,017
6.06%, 11/20/2036 IO	220,934	41,900
5.94%, 02/20/2037	77,152	85,491
0.00%, 03/20/2037 PO	299,744	270,655
5.46%, 03/20/2037 IO	222,497	39,161
0.00%, 04/16/2037 PO	139,212	117,189
6.10%, 04/16/2037 IO	358,774	66,267
5.46%, 04/20/2037 IO	138,903	20,339
6.10%, 04/20/2037	159,398	177,589
1.01%, 05/16/2037	83,721	83,426
0.00%, 05/20/2037 PO	22,360	19,135
5.46%, 05/20/2037 IO	247,375	37,912
5.46%, 05/20/2037 IO	275,102	52,166
0.00%, 06/16/2037 PO	50,582	45,974
0.00%, 06/16/2037 PO	368,937	340,957
5.76%, 06/16/2037 IO	216,901	38,339
5.51%, 06/20/2037 IO	220,478	29,594
5.90%, 07/20/2037 IO	306,960	49,158
5.94%, 07/20/2037 IO	317,215	53,171
6.01%, 07/20/2037 IO	215,076	35,050
6.04%, 08/20/2037 IO	79,439	11,400
0.00%, 09/20/2037 PO	51,998	47,979
5.81%, 09/20/2037 IO	201,867	33,320
17.99%, 09/20/2037	55,900	75,627

	Principal Amount	Value
5.50%, 10/16/2037 IO	362,848	46,929
11.92%, 10/20/2037	37,291	47,199
0.00%, 11/16/2037 PO	435,418	397,710
5.83%, 11/16/2037 IO	216,524	32,305
5.26%, 11/20/2037 IO	240,914	35,041
5.50%, 11/20/2037	8,390	8,589
5.76%, 11/20/2037 IO	464,431	77,245
5.77%, 11/20/2037 IO	267,205	42,040
5.81%, 11/20/2037 IO	212,372	35,456
17.73%, 11/20/2037	26,524	38,283
5.81%, 12/20/2037 IO	334,432	57,351
0.00%, 01/20/2038 PO	21,915	21,581
0.00%, 01/20/2038 PO	16,086	13,739
5.26%, 02/20/2038 IO	2,049,525	340,972
5.50%, 02/20/2038 IO	52,803	9,306
6.99%, 04/16/2038 IO	123,851	24,254
5.56%, 04/20/2038 IO	332,017	49,455
5.69%, 05/16/2038 IO	1,023,288	170,677
5.46%, 06/20/2038 IO	83,020	13,127
6.00%, 06/20/2038	167,375	188,079
1.56%, 07/20/2038	609,363	619,839
5.41%, 07/20/2038 IO	297,497	39,172
5.75%, 07/20/2038	336,387	359,792
5.26%, 08/20/2038 IO	107,769	13,905
5.57%, 08/20/2038	446,196	506,644
5.16%, 09/20/2038 IO	349,084	45,989
5.46%, 09/20/2038 IO	717,267	103,145
6.86%, 09/20/2038 IO	152,392	28,860
6.11%, 11/20/2038	272,979	306,159
5.69%, 12/16/2038 IO	102,269	5,314
4.96%, 12/20/2038 IO	359,354	48,203
5.26%, 12/20/2038 IO	205,569	28,240
5.86%, 12/20/2038	931,383	1,053,431
6.00%, 12/20/2038 IO	98,665	14,679
6.56%, 12/20/2038 IO	652,785	110,101
5.47%, 01/20/2039	1,459,224	1,599,409
5.39%, 02/16/2039 IO	158,937	21,825

	Principal Amount	Value
5.44%, 02/16/2039 IO	246,744	29,863
5.21%, 02/20/2039 IO	304,448	39,609
5.30%, 02/20/2039 IO	179,136	24,900
5.56%, 03/20/2039 IO	130,330	8,761
5.56%, 03/20/2039 IO	316,560	34,725
6.50%, 03/20/2039 IO	205,763	52,293
6.50%, 03/20/2039 IO	94,473	22,360
5.53%, 04/20/2039 IO	554,780	72,548
5.50%, 05/20/2039 IO	67,292	12,453
6.00%, 05/20/2039 IO	89,540	18,197
5.69%, 06/16/2039 IO	557,662	40,186
5.21%, 06/20/2039 IO	286,662	42,856
5.34%, 06/20/2039 IO	416,947	60,676
5.39%, 07/16/2039 IO	488,774	51,129
5.54%, 08/16/2039 IO	441,866	72,036
7.00%, 08/16/2039	243,978	270,520
5.35%, 09/20/2039 IO	697,431	99,931
5.50%, 09/20/2039	317,000	360,545
5.69%, 11/16/2039 IO	585,877	89,943
6.00%, 12/20/2039	279,481	289,263
5.22%, 06/20/2040	266,040	291,748
5.55%, 07/20/2040	379,688	423,790
7.00%, 10/16/2040	769,500	889,808
0.00%, 12/20/2040 PO	1,035,914	854,482
5.86%, 05/20/2041 IO	528,580	105,587
4.66%, 09/20/2041	558,109	600,850
4.66%, 10/20/2041	1,049,461	1,138,428
4.52%, 11/16/2041	547,512	592,559
3.00%, 12/20/2041	1,000,000	963,924
3.72%, 01/20/2042	596,534	618,549
3.96%, 09/16/2042	413,964	426,490
4.62%, 10/20/2042	2,175,035	2,328,256
4.73%, 11/20/2042	296,432	321,224
4.49%, 04/20/2043	322,648	340,077
0.98%, 11/20/2059	504,936	504,833
1.01%, 01/20/2060	413,476	413,434
0.98%, 03/20/2060	620,726	620,530

	Principal Amount	Value
0.96%, 04/20/2060	1,455,886	1,452,693
5.24%, 07/20/2060	2,907,579	3,042,362
0.83%, 08/20/2060	218,877	218,746
1.00%, 01/20/2061	2,964,622	2,958,944
1.03%, 03/20/2061	2,715,664	2,703,486
1.18%, 05/20/2061	2,643,553	2,644,228
1.23%, 05/20/2061	2,592,106	2,594,054
1.00%, 08/20/2061	693,752	688,945
1.08%, 10/20/2061	1,481,033	1,482,934
1.08%, 12/20/2061	7,395,946	7,374,147
1.08%, 04/20/2062	543,995	544,766
1.23%, 04/20/2062	1,096,350	1,098,622
0.98%, 05/20/2062	515,451	515,283
1.08%, 07/20/2062	1,973,506	1,967,811
1.11%, 09/20/2062	3,332,742	3,330,171
1.12%, 09/20/2062	899,255	899,087
1.03%, 10/20/2062	876,430	874,203
1.05%, 10/20/2062	3,095,376	3,082,490
1.13%, 10/20/2062	480,976	478,906
0.83%, 11/20/2062	121,180	121,042
0.87%, 12/20/2062	2,911,667	2,881,068
0.85%, 01/20/2063	1,359,278	1,342,763
1.03%, 01/20/2063	1,001,158	1,001,846
1.65%, 01/20/2063	3,049,515	3,037,370
0.95%, 02/20/2063	292,140	289,207
0.98%, 02/20/2063	1,658,773	1,647,110
1.65%, 02/20/2063	4,134,285	4,097,265
0.94%, 03/20/2063	1,198,111	1,187,684
1.00%, 03/20/2063	389,767	387,369
1.75%, 03/20/2063	1,034,093	1,029,485
1.65%, 04/20/2063	1,321,878	1,305,449
1.00%, 06/20/2063	3,155,527	3,136,122
1.18%, 01/20/2064	3,241,074	3,241,972
1.18%, 02/20/2064	6,750,858	6,752,638
1.22%, 02/20/2064	3,531,091	3,544,686
1.18%, 03/20/2064	3,628,781	3,629,542
1.13%, 04/20/2064	3,791,002	3,784,123

	Principal Amount	Value
1.13%, 04/20/2064	4,126,266	4,119,587
1.13%, 05/20/2064	6,444,536	6,429,506
1.03%, 06/20/2064	2,745,757	2,726,930
1.00%, 07/20/2064	4,444,986	4,415,911
1.03%, 07/20/2064	2,199,821	2,184,925
1.03%, 07/20/2064	2,900,305	2,880,603
1.00%, 09/20/2064	4,378,963	4,339,648
1.13%, 10/20/2064	1,653,614	1,629,676
1.03%, 12/20/2064	4,178,900	4,157,833
0.99%, 02/20/2065	2,723,924	2,706,170
1.01%, 02/20/2065	4,490,452	4,454,967
1.01%, 03/20/2065	9,145,515	9,073,940
1.01%, 04/20/2065	6,588,453	6,535,483
0.98%, 06/20/2065	2,204,134	2,186,659
0.97%, 07/20/2065	3,973,143	3,919,967
1.00%, 08/20/2065	727,346	721,111
1.13%, 11/20/2065	7,673,349	7,658,367
1.60%, 12/20/2066(8)	2,395,000	2,412,962
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,253,532) (1)	1,255,714	1,269,875
3.38%, 05/12/2050	221,000	223,881
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/12/2034 (Acquired 04/01/2014, Cost $4,219,412) (1)	4,200,000	4,384,721
GS Mortgage Securities Co. Trust 2012-SHOP
1.30%, 06/05/2031 IO (Acquired 10/28/2013, Cost $346,217) (1)	7,793,000	220,793
2.93%, 06/05/2031 (Acquired 07/28/2015 through 09/09/2016, Cost $4,937,226) (1)	4,813,000	4,878,794
GS Mortgage Securities Co. Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $507,504) (1)	505,000	507,141
GS Mortgage Securities Corp II
2.95%, 11/07/2034 (Acquired 08/03/2016 through 12/01/2016, Cost $3,766,266) (1)	3,678,000	3,673,871
GS Mortgage Securities Trust 2006-GG8
0.73%, 11/14/2039 IO (Acquired 10/28/2013, Cost $152,989) (1)	2,637,910	69
GS Mortgage Securities Trust 2011-GC5
5.40%, 08/10/2044 (Acquired 03/27/2014, Cost $509,463) (1)	500,000	496,241
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/13/2045	13,211,562	13,303,016

	Principal Amount	Value
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/12/2046	5,880,000	6,234,880
GS Mortgage Securities Trust 2013-GC16
1.43%, 11/13/2046 IO	24,517,287	1,297,597
4.27%, 11/13/2046	67,000	72,300
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/12/2046	617,000	628,317
GS Mortgage Securities Trust 2013-GCJ14
0.78%, 08/10/2046 IO	28,835,426	987,233
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	2,600,000	2,765,075
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/13/2047	8,000,000	8,150,546
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/12/2048	9,000,000	8,992,725
GSMPS Mortgage Loan Trust 2004-4
1.16%, 06/25/2034 (Acquired 10/28/2013, Cost $68,405) (1)	74,426	66,426
GSMPS Mortgage Loan Trust 2005-RP2
1.11%, 03/25/2035 (Acquired 10/28/2013, Cost $123,254) (1)	136,690	120,861
GSMPS Mortgage Loan Trust 2005-RP3
1.11%, 09/25/2035 (Acquired 10/28/2013, Cost $736,590) (1)	828,096	711,367
4.11%, 09/25/2035 IO (Acquired 10/28/2013, Cost $87,061) (1)	610,526	63,709
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	47,443	49,352
GSR Mortgage Loan Trust 2003-6F
1.16%, 09/25/2032	15,792	14,998
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	131,382	134,464
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	137,822	141,726
6.50%, 05/25/2034	81,865	86,763
GSR Mortgage Loan Trust 2005-5F
1.26%, 06/25/2035	45,973	43,621
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	246,522	261,355
GSR Mortgage Loan Trust 2005-AR6
3.05%, 09/25/2035	16,263	16,149

	Principal Amount	Value
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	118,558	111,257
6.00%, 02/25/2036	507,752	442,179
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	388,649	372,297
HILT 2014-ORL Mortgage Trust
1.44%, 07/16/2029 (Acquired 09/02/2014 through 01/27/2016, Cost $1,897,650) (1)	1,900,000	1,891,862
Impac CMB Trust Series 2004-4
4.78%, 09/25/2034	12,435	11,994
Impac CMB Trust Series 2004-7
1.50%, 11/25/2034	1,522,469	1,471,236
Impac CMB Trust Series 2005-4
1.36%, 05/25/2035	167,490	160,784
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	97,882	100,865
1.39%, 11/25/2034	3,526	3,465
Impac Secured Assets Trust 2006-1
1.11%, 05/25/2036	526,296	472,999
Impac Secured Assets Trust 2006-2
1.11%, 08/25/2036	465,758	457,995
JP Morgan Alternative Loan Trust
2.90%, 03/25/2036	49,035	41,063
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.03%, 08/12/2037 IO (Acquired 10/28/2013, Cost $73,183) (1)	8,273,984	5,427
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.07%, 12/15/2044 IO (Acquired 10/28/2013, Cost $99,703) (1)(8)	5,869,568	59
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.27%, 06/12/2043 IO	6,704,789	10,080
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.86%, 05/15/2047	193,880	192,645
5.34%, 05/15/2047	413,000	407,165
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	115,398	117,977
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.71%, 02/12/2049	1,135,829	1,143,579
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.09%, 02/15/2051 IO	25,828,628	6,269
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/17/2045	7,800,000	7,831,266

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,225,929
JP Morgan Mortgage Trust 2004-A3
3.21%, 07/25/2034	76,945	78,877
JP Morgan Mortgage Trust 2004-A4
3.29%, 09/25/2034	87,458	89,224
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	28,845	29,554
JP Morgan Mortgage Trust 2005-A1
3.15%, 02/25/2035	204,579	208,425
JP Morgan Mortgage Trust 2005-A4
2.99%, 07/25/2035	249,328	247,769
JP Morgan Mortgage Trust 2006-A2
3.14%, 11/25/2033	670,347	679,648
3.18%, 08/25/2034	1,176,008	1,178,197
JP Morgan Mortgage Trust 2006-A3
3.16%, 08/25/2034	164,031	164,085
JP Morgan Mortgage Trust 2006-A7
3.14%, 01/25/2037	120,260	107,682
3.14%, 01/25/2037	210,954	196,778
JP Morgan Mortgage Trust 2007-A1
3.18%, 07/25/2035	139,217	139,203
3.18%, 07/25/2035	2,123,639	2,149,843
JP Morgan Mortgage Trust 2007-A2
3.10%, 04/25/2037	461,984	408,070
JP Morgan Resecuritization Trust Series 2009-6
3.08%, 09/26/2036 (Acquired 10/28/2013, Cost $15,192) (1)	15,101	15,082
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/17/2047	2,010,000	2,088,763
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/18/2047	13,000,000	13,171,790
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/18/2047	13,000,000	13,306,506
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/19/2048	3,200,000	3,257,196

	Principal Amount	Value
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $983,310) (1)	1,027,000	1,038,063
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	490,363
LB-UBS Commercial Mortgage Trust 2007-C2
0.48%, 02/15/2040 IO	7,300,511	6,684
5.39%, 02/15/2040	10,304,909	10,334,185
5.43%, 02/15/2040	150,545	150,850
Lehman Mortgage Trust 2006-2
5.91%, 04/25/2036	88,437	78,558
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	65,843	58,729
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	431,173	307,478
Luminent Mortgage Trust 2005-1
1.02%, 11/25/2035	2,448,566	2,204,291
MASTR Adjustable Rate Mortgages Trust 2004-13
3.05%, 04/21/2034	314,405	321,924
MASTR Adjustable Rate Mortgages Trust 2004-15
3.80%, 12/25/2034	61,543	57,951
MASTR Adjustable Rate Mortgages Trust 2004-3
2.73%, 04/25/2034	93,407	86,647
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	389,397	408,089
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	98,911	102,310
6.00%, 01/25/2034	28,732	29,654
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	20,351	20,415
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	13,333	13,386
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	374,217	382,821
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	1,082	1,090
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	267,198	279,823
6.25%, 04/25/2034	78,107	81,329

	Principal Amount	Value
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	17,325	17,440
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	46,117	33,612
6.00%, 07/25/2034	28,126	27,577
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	37,690	29,668
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	41,465	42,138
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	628,102	627,388
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	65,279	63,541
MASTR Asset Securitization Trust
4.50%, 12/25/2018	4,056	4,046
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	6,005	5,417
5.00%, 12/25/2033	25,248	25,391
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	1,432	1,428
4.50%, 03/25/2018	4,546	4,533
5.00%, 03/25/2018	2,617	2,614
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	5,589	5,665
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018 PO	6,157	5,955
5.50%, 10/25/2033	12,259	12,268

	Principal Amount	Value
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	4,293	3,358
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	905	900
5.25%, 12/26/2033	175,693	181,785
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	3,526	3,420
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	2,504	2,386
4.75%, 08/25/2019	12,596	12,777
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	23,790	24,072
MASTR Reperforming Loan Trust 2005-2
0.94%, 05/25/2035 (Acquired 10/28/2013, Cost $1,027,717) (1)	1,137,336	879,181
MASTR Reperforming Loan Trust 2006-2
4.50%, 05/25/2036 (Acquired 10/28/2013, Cost $132,485) (1)	139,170	124,667
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $55,728) (1)	57,294	45,480
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.61%, 06/25/2037	291,949	283,395
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.01%, 08/25/2033	80,419	80,873
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
1.38%, 10/25/2028	158,892	152,052
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
1.23%, 10/25/2028	198,997	194,296
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.76%, 12/25/2034	171,268	171,326
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
1.22%, 04/25/2029	69,733	66,709
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
1.53%, 07/25/2029	145,981	138,820
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.86%, 08/25/2034	145,095	147,459
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.69%, 02/25/2035	268,106	263,054
ML Trust XLVII
8.99%, 10/20/2020	444	468
ML-CFC Commercial Mortgage Trust 2006-4
0.68%, 12/12/2049 IO (Acquired 10/28/2013, Cost $373,718) (1)	3,159,771	73
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	492,714	502,527
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,278,614
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%, 07/17/2046	917,000	978,525

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
3.96%, 08/17/2046	5,200,000	5,511,532
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/17/2046	1,229,000	1,322,265
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,187,241
3.67%, 02/15/2047	4,400,000	4,593,577
3.79%, 02/15/2047	845,000	881,949
4.06%, 02/15/2047	445,000	470,757
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	1,742,000	1,749,481
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	12,200,000	12,451,560
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 08/15/2047	5,000,000	5,101,979
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
3.10%, 11/18/2049	1,554,000	1,520,524
Morgan Stanley Capital I Trust 2006-IQ12
0.46%, 12/15/2043 IO (Acquired 10/28/2013, Cost $219,588) (1)	3,041,650	53
Morgan Stanley Capital I Trust 2007-HQ11
0.29%, 02/12/2044 IO (Acquired 10/28/2013, Cost $153,380) (1)	13,537,929	165
Morgan Stanley Capital I Trust 2007-HQ13
0.46%, 12/16/2044 IO (Acquired 10/28/2013, Cost $111,075) (1)	7,134,454	14,089
Morgan Stanley Capital I Trust 2007-IQ13
0.42%, 03/15/2044 IO (Acquired 10/28/2013, Cost $305,792) (1)	17,330,849	12,494
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/16/2049	570,668	593,153
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/17/2045	826,000	846,817
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (Acquired 07/31/2015 through 12/07/2016, Cost $2,517,110) (1)	2,419,000	2,497,645
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/17/2049	20,000,000	18,885,818
Morgan Stanley Mortgage Loan Trust 2004-3
5.67%, 04/25/2034	318,422	332,914
Morgan Stanley Mortgage Loan Trust 2004-9
4.90%, 10/25/2019	75,676	74,231

	Principal Amount	Value
Morgan Stanley Reremic Trust
0.25%, 07/28/2049 (Acquired 10/28/2013, Cost $1,030,627) (1)	1,182,000	1,089,023
2.00%, 07/28/2049 (Acquired 10/28/2013, Cost $692,364) (1)(8)	688,869	684,929
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $686,089) (1)(8)	691,845	687,659
Mortgage Repurchase Agreement Financing Trust Series 2016-3
1.54%, 05/10/2017 (Acquired 11/04/2016, Cost $5,540,000) (1)(8)	5,540,000	5,540,000
Mortgage Repurchase Agreement Financing Trust Series 2016-4
1.73%, 05/10/2019 (Acquired 11/04/2016, Cost $23,130,000) (1)	23,130,000	23,079,739
Mortgage Repurchase Agreement Financing Trust Series 2016-5
1.17%, 06/10/2019 (Acquired 12/13/2016, Cost $3,900,000) (1)(8)	3,900,000	3,900,000
MortgageIT Trust 2005-1
1.23%, 02/25/2035	114,546	110,221
MortgageIT Trust 2005-2
1.28%, 05/25/2035	1,715,928	1,675,017
MortgageIT Trust 2005-3
1.06%, 08/25/2035	4,701,011	4,424,942
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
1.02%, 06/15/2030	381,645	361,634
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.98%, 12/15/2030	81,093	77,143
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $78,928) (1)	77,767	77,912
NCUA Guaranteed Notes Trust 2010-R3
1.21%, 12/08/2020	1,775,571	1,780,298
2.40%, 12/08/2020	278,138	278,133
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	262	262
7.00%, 04/25/2033	7,954	8,138
5.50%, 05/25/2033	34,864	35,420
6.00%, 05/25/2033	22,568	22,928
NorthStar 2013-1
5.53%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $422,718) (1)(8)	421,681	425,898
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	468	496
PFP 2015-2 Ltd.
2.16%, 07/14/2034 (Acquired 07/28/2015, Cost $1,164,728) (1)	1,164,728	1,163,593
3.96%, 07/14/2034 (Acquired 07/28/2015, Cost $821,000) (1)	821,000	804,939
4.71%, 07/14/2034 (Acquired 07/28/2015, Cost $730,000) (1)	730,000	710,479

	Principal Amount	Value
PPWR 2016-A NOTE
5.50%, 02/27/2019 (7)(8)	3,265,000	3,265,000
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	133,519	139,242
Provident Funding Mortgage Loan Trust 2005-1
2.93%, 05/25/2035	58,952	56,842
RAIT 2014-FL3 Trust
1.95%, 12/15/2031 (Acquired 10/23/2014, Cost $59,777) (1)	59,777	59,420
2.50%, 12/15/2031 (Acquired 10/23/2014, Cost $1,489,836) (1)	1,489,836	1,480,827
RAIT 2015-FL4 Trust
2.05%, 04/15/2018 (Acquired 05/19/2015, Cost $673,474) (1)	673,474	674,388
2.45%, 04/15/2018 (Acquired 05/19/2015, Cost $966,832) (1)	966,832	974,227
RAIT 2015-FL5 Trust
4.60%, 01/17/2031 (Acquired 12/16/2015, Cost $1,485,000) (1)(8)	1,485,000	1,488,757
RALI Series 2002-QS16 Trust
15.38%, 10/25/2017	3,080	3,170
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	7,121	7,108
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	1,057,728	1,011,465
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	52,485	52,622
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	15,506	15,585
RALI Series 2003-QS3 Trust
15.20%, 02/25/2018	9,292	9,675
RALI Series 2003-QS9 Trust
6.96%, 05/25/2018 IO	30,316	1,148
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	8,740	8,736
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	794,165	806,297
RALI Series 2005-QA6 Trust
4.07%, 05/25/2035	173,978	140,137
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	25,871	22,940

	Principal Amount	Value
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/13/2031 (Acquired 10/28/2013, Cost $492,798) (1)	512,000	507,571
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $411,547) (1)	398,195	422,181
RBSSP Resecuritization Trust 2009-12
5.83%, 11/25/2033 (Acquired 10/28/2013, Cost $431,206) (1)	421,711	435,438
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $100,148) (1)	97,464	101,697
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $21,355) (1)	21,235	21,229
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $75,860) (1)	73,571	74,153
4.00%, 05/27/2037 (Acquired 10/28/2013, Cost $123,758) (1)	122,548	122,583
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $10,464) (1)	11,144	9,324
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	33,835	34,467
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	1,397	1,414
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	22,169	22,261
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,792,998	2,816,694
Residential Asset Securitization Trust 2005-A2
4.29%, 03/25/2035 IO	1,041,197	118,806
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	99,163	91,336
Resource Capital Co. 2015-CRE4 Ltd
2.11%, 08/17/2032 (Acquired 08/05/2015, Cost $446,107) (1)	446,107	443,459
3.71%, 08/17/2032 (Acquired 08/05/2015, Cost $1,151,000) (1)(8)	1,151,000	1,083,379
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	3,531	3,439
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	10,150	10,176
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	19,489	19,593
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	16,267	12,638

	Principal Amount	Value
RFMSI Series 2005-SA4 Trust
3.24%, 09/25/2035	82,294	68,116
RREF 2015-LT7 LLC
3.00%, 12/25/2032 (Acquired 06/15/2015, Cost $121,596) (1)	121,672	121,672
Sequoia Mortgage Trust 2004-10
1.18%, 11/20/2034	77,790	72,852
Sequoia Mortgage Trust 2004-11
1.16%, 12/20/2034	238,303	232,740
Sequoia Mortgage Trust 2004-12
1.64%, 09/20/2034	181,176	166,551
Sequoia Mortgage Trust 2004-8
1.26%, 09/20/2034	1,444,808	1,370,583
1.95%, 09/20/2034	254,895	244,903
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $798,906) (1)	802,227	799,199
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $879,315) (1)	899,000	901,762
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,712) (1)	1,262,000	1,259,119
Structured Adjustable Rate Mortgage Loan Trust
3.24%, 06/25/2034	629,230	625,060
Structured Asset Mortgage Investments II Trust 2004-AR5
1.22%, 10/19/2034	216,933	206,644
Structured Asset Mortgage Investments II Trust 2005-AR5
0.96%, 07/19/2035	736,669	711,705
Structured Asset Mortgage Investments Trust 2003-CL1
0.99%, 07/25/2032	532,458	504,093
Structured Asset Securities Co.
2.90%, 12/25/2033	247,205	245,474
3.15%, 12/25/2033	2,147,202	2,106,326
5.99%, 02/25/2034	258,354	265,208
0.93%, 06/25/2035 (Acquired 10/28/2013, Cost $91,733) (1)	104,398	88,169
Structured Asset Securities Co. Mortgage Pass-Through Certs Ser 2003-32
5.25%, 11/25/2033	22,680	22,698
Structured Asset Securities Co. Mortgage Pass-Through Certs Ser 2003 29
4.75%, 09/25/2018	24,742	24,907
Structured Asset Securities Co. Mortgage Pass-Through Certs Ser 2003 30
5.50%, 10/25/2033	28,050	29,331

	Principal Amount	Value
Structured Asset Securities Co. Mortgage Pass-Through Ser 2004-5H
5.54%, 12/25/2033	557,576	571,783
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	298,773	304,640
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-34A
3.01%, 11/25/2033	81,259	79,745
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2004-22
5.03%, 01/25/2035	3,719,460	3,847,338
Structured Asset Securities Co. Trust 2005-6
5.00%, 05/25/2035	41,041	41,480
Thornburg Mortgage Securities Trust 2003-4
1.23%, 09/25/2043	1,032,080	992,863
Thornburg Mortgage Securities Trust 2003-5
2.83%, 10/25/2043	5,832,109	5,860,007
Thornburg Mortgage Securities Trust 2004-4
2.43%, 12/25/2044	527,347	521,537
Thornburg Mortgage Securities Trust 2005-1
2.56%, 04/25/2045	1,646,893	1,650,852
UBS Commercial Mortgage Trust 2012-C1
2.09%, 05/12/2045 IO (Acquired 10/28/2013, Cost $208,916) (1)	1,695,923	151,392
UBS-BAMLL Trust
3.66%, 06/12/2030 (Acquired 10/28/2013, Cost $1,764,796) (1)	1,787,000	1,823,363
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.63%, 05/11/2063 IO (Acquired 06/08/2016 through 08/25/2016, Cost $576,743) (1)	7,157,004	351,348
3.53%, 05/11/2063	1,073,000	1,121,425
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/12/2046	271,000	276,784
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	441,914	488,197
Vendee Mortgage Trust 1994-1
5.51%, 02/15/2024	110,400	118,389
6.50%, 02/15/2024	339,263	373,406
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	168,409	190,318
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	75,663	84,983

	Principal Amount	Value
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	229,743	263,294
Vendee Mortgage Trust 1998-1
7.00%, 09/15/2027	151,955	177,180
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013 through 02/19/2014, Cost $2,218,127) (1)	2,283,000	2,301,240
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/05/2013, Cost $2,545,994) (1)	2,500,000	2,621,788
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.29%, 10/17/2044	304,599	304,305
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.09%, 03/15/2045 IO (Acquired 10/28/2013, Cost $225,768) (1)	4,693,013	21
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.71%, 06/15/2049	5,039,221	5,079,301
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.83%, 10/25/2033	392,425	394,143
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.67%, 08/25/2033	131,320	131,466
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.78%, 09/25/2033	764,590	769,363
2.85%, 09/25/2033	138,873	135,795
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	130,091	133,405
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	4,965	4,988
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
1.18%, 12/25/2018	14,084	13,832
WaMu Mortgage Pass-Through Certificates Series 2003-S4
15.74%, 06/25/2033	34,353	40,130
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	24,084	24,145
4.50%, 09/25/2018	8,464	8,486
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	11,450	9,783
5.25%, 10/25/2033	509,504	529,528
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.79%, 06/25/2034	4,418,529	4,431,990
2.79%, 06/25/2034	248,979	249,737

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	33,565	33,911
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	40,868	41,232
5.50%, 08/25/2019	89,235	90,340
6.00%, 08/25/2034	1,047,042	1,106,320
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	11,375	11,534
6.00%, 10/25/2019	14,037	14,446
6.50%, 10/25/2034	4,027,857	4,289,500
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	22,245	22,625
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	80,595	81,815
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	458,506	474,598
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	94,088	97,434
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.89%, 09/25/2036	19,625	16,463
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.80%, 08/25/2046	105,913	92,087
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	17,067	12,635
5.50%, 03/25/2035	172,905	171,211
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.42%, 04/25/2035 IO	286,604	37,194
4.47%, 04/25/2035 IO	1,132,943	158,128
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	393,789	362,881
5.50%, 06/25/2035 IO	370,313	74,204
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	77,368	71,025
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	30,746	28,786
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
1.13%, 03/25/2018	3,770	3,747

	Principal Amount	Value
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	1,658	1,397
Wedgewood Real Estate Trust 2016-1
3.45%, 07/16/2046 (Acquired 06/22/2016, Cost $11,356) (1)	11,356	11,358
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	11,485	10,280
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	40,142	35,575
Wells Fargo Commercial Mortgage Trust
2.64%, 11/18/2049	20,000,000	18,929,222
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/20/2028 (Acquired 10/28/2013, Cost $1,524,458) (1)	1,548,000	1,555,209
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/17/2050	3,500,000	3,566,406
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,396,144
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/17/2048	10,000,000	10,117,521
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	729,000	752,913
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/17/2058	15,000,000	15,318,437
Wells Fargo Commercial Mortgage Trust 2015-NXS3
3.62%, 09/17/2057	548,000	563,559
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 09/17/2048	1,336,000	1,387,230
Wells Fargo Commercial Mortgage Trust 2016-C37
3.79%, 12/17/2049	1,489,000	1,542,224
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/17/2059	1,542,000	1,572,009
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.90%, 11/25/2033	272,917	273,312
2.90%, 11/25/2033	10,470	10,533
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.93%, 11/25/2033	44,071	43,059
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	60,959	62,161

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities 2004-B Trust
2.81%, 02/25/2034	101,802	101,165
Wells Fargo Mortgage Backed Securities 2004-EE Trust
3.03%, 12/25/2034	3,502,586	3,526,557
3.03%, 12/25/2034	144,339	146,956
3.21%, 12/25/2034	251,427	259,245
3.21%, 12/25/2034	82,068	84,620
Wells Fargo Mortgage Backed Securities 2004-I Trust
3.13%, 07/25/2034	361,960	366,373
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.99%, 09/25/2034	1,029,177	1,059,482
Wells Fargo Mortgage Backed Securities 2004-V Trust
3.08%, 10/25/2034	131,875	132,566
3.08%, 10/25/2034	169,143	173,071
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	14,819	13,302
5.50%, 12/25/2035	104,051	107,778
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
3.01%, 06/25/2035	6,246,387	6,423,869
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
3.08%, 03/25/2035	2,285,059	2,330,068
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
3.07%, 03/25/2034	210,378	214,122
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	264,475	259,306
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	44,889	43,949
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/17/2044 (Acquired 10/28/2013, Cost $1,115,573) (1)	1,059,000	1,134,990
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,883,207
WFRBS Commercial Mortgage Trust 2013-C11
4.21%, 03/17/2045 (Acquired 08/04/2014, Cost $287,769) (1)	300,000	272,978
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/16/2047	7,000,000	7,255,245
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/17/2057	3,500,000	3,651,713

	Principal Amount	Value
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/18/2047	5,000,000	5,139,051
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,442,611

Total Mortgage-Backed Obligations (Cost $3,655,366,260)		$3,669,901,651

Total Bonds & Notes (Cost $10,239,768,441)		$10,271,549,376

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Corp.	95,000	$2,376,900

Total Preferred Stocks (Cost $2,375,000)		$2,376,900

SHORT-TERM INVESTMENTS – 7.74%
Money Market Funds – 7.73%
Fidelity Institutional Money Market Government Funds - Class I, 0.39% (5)(6)	410,057,321	$410,057,321
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.37% (5)(6)	409,095,758	409,095,758

Total Money Market Funds		819,153,079

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, 5/25/2017 (4)	$1,500,000	1,496,406

Total U.S. Treasury Bills		1,496,406

Total Short-Term Investments (Cost $820,649,914)		$820,649,485

TOTAL INVESTMENTS IN SECURITIES – 104.66%
(Cost $11,062,793,355)		$11,094,575,761
LIABILITIES IN EXCESS OF OTHER ASSETS – (4.66)%		(493,537,187)

TOTAL NET ASSETS – 100.00%		$10,601,038,574

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
PO	Principal Only Strip.

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,499,167,903, which represents 14.14% of total net assets.

(2)	Inflation protected security. The value of these securities total $7,058,774, which represents 0.07% of total net assets.

(3)	Delayed delivery purchase commitment security. The value of these securities total $507,216,824, which represents 4.78% of total net assets.

(4)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $3,958,662, which represent 0.04% of total net assets.

(5)	Partially assigned as collateral for certain delayed delivery securities.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Security is treated as illiquid by the Fund. The value of these securities total $34,810,045, which represents 0.33% of the total net assets.

(8)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $93,405,642, which represents 0.88% of total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(1,073)	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2017	$(133,397,111)	$(133,353,781)	$43,330
578	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2017	125,085,236	125,245,375	160,139
4,015	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2017	473,178,175	472,421,213	(756,962)
204	U.S. Long Bond Future	J.P. Morgan	Mar. 2017	30,914,290	30,733,875	(180,415)
(35)	U.S. Ultra Bond Future	J.P. Morgan	Mar. 2017	(5,491,884)	(5,608,750)	(116,866)

						$(850,774)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 94.08%
Asset-Backed Obligations – 8.20%
ABFC 2007-NC1 Trust
1.06%, 05/25/2037 (Acquired 09/03/2015, Cost $3,116,587) (1)	$4,000,000	$3,094,074
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
1.25%, 11/25/2035	1,016,136	1,005,665
Aegis Asset Backed Securities Trust 2005-5
1.01%, 12/25/2035	7,373,507	7,240,994
Ajax Mortgage Loan Trust 2016-B
4.00%, 09/25/2065 (Acquired 08/05/2016, Cost $619,715) (1)	621,068	619,817
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (Acquired 10/21/2016, Cost $1,904,273) (1)	1,904,273	1,908,312
Ally Auto Receivables Trust 2016-3
1.72%, 04/15/2021	2,060,000	2,051,889
Ally Master Owner Trust
1.54%, 09/15/2019	1,450,000	1,452,013
1.63%, 05/15/2020	1,670,000	1,667,805
American Express Credit Account Master Trust
1.49%, 04/15/2020	2,000,000	2,004,470
American Homes 4 Rent 2014-SFR1
2.84%, 06/17/2031 (Acquired 04/05/2016, Cost $96,103) (1)	100,000	100,174
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019	1,103,198	1,103,177
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	531,000	542,282
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	175,000	175,373
3.59%, 02/08/2022	916,000	931,894
AmeriCredit Automobile Receivables Trust 2013-5
2.86%, 12/09/2019	3,270,000	3,310,371
Americredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,675,277
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/09/2021	1,865,000	1,889,577
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	1,260,000	1,257,556
2.87%, 11/08/2021	290,000	291,468
3.65%, 05/09/2022	605,000	616,192
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,978,466
Ameriquest Mortgage Securities Trust 2006-R2
0.93%, 04/25/2036	2,175,993	2,144,861
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R8
1.72%, 09/25/2034	2,616,900	2,604,217
Ammc Clo 19 Ltd
2.36%, 10/16/2028 (Acquired 10/07/2016, Cost $4,255,000) (1)	4,255,000	4,252,749

	Principal Amount	Value
AMPLIT Trust 2015-A
5.00%, 09/15/2021 (Acquired 11/13/2015, Cost $475,805) (1)	475,805	477,752
Applebee’s Funding LLC / IHOP Funding LLC
4.28%, 09/05/2044 (Acquired 05/16/2016, Cost $5,069,964) (1)	5,000,000	4,941,800
Ascentium Equipment Receivables 2016-2 Trust
1.46%, 04/10/2019 (Acquired 10/18/2016, Cost $274,991) (1)	275,000	274,397
Avis Budget Rental Car Funding AESOP LLC
2.10%, 03/20/2019 (Acquired 10/20/2016, Cost $330,960) (1)	330,000	330,315
2.62%, 09/20/2019 (Acquired 10/20/2016, Cost $504,862) (1)	505,000	503,466
2.97%, 02/20/2020 (Acquired 08/26/2015 through 10/20/2016, Cost $1,471,708) (1)	1,450,000	1,464,700
2.46%, 07/20/2020 (Acquired 07/15/2015 through 06/17/2016, Cost $2,646,821) (1)	2,630,000	2,622,803
2.50%, 07/20/2021 (Acquired 10/26/2016, Cost $1,239,796) (1)	1,230,000	1,219,798
BA Credit Card Trust
0.97%, 09/16/2019	1,750,000	1,750,344
Barclays Dryrock Issuance Trust
2.41%, 07/15/2022	1,395,000	1,410,381
2.20%, 12/15/2022	1,705,000	1,711,461
Bayview Opportunity Master Fund IIa Trust 2016-RPL3
3.47%, 07/28/2031 (Acquired 07/15/2016, Cost $614,996) (1)	614,996	611,314
Bayview Opportunity Master Fund Trust 2016-LT1
3.47%, 10/28/2031 (Acquired 10/12/2016, Cost $1,169,995) (1)	1,169,995	1,165,245
Blackbird Capital Aircraft Lease Securitization Ltd 2016-1
4.21%, 12/16/2041 (Acquired 11/04/2016, Cost $1,489,993) (1)	1,490,000	1,478,825
BMW Vehicle Lease Trust 2016-2
1.57%, 02/20/2020	960,000	951,855
BMW Vehicle Owner Trust 2013-A
1.12%, 04/27/2020	1,993,943	1,994,318
Cabela’s Credit Card Master Note Trust
2.26%, 03/15/2023	850,000	850,628
CAM Mortgage Trust 2016-1
4.00%, 01/15/2056 (Acquired 04/18/2016, Cost $168,212) (1)	168,535	167,731
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057 (Acquired 09/22/2016, Cost $687,247) (1)	688,015	683,121
Capital Auto Receivables Asset Trust 2013-4
3.83%, 07/20/2022 (Acquired 11/03/2016, Cost $1,402,443) (1)	1,377,000	1,398,264
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019	1,185,000	1,197,820
3.39%, 07/22/2019	960,000	982,250
Capital Auto Receivables Asset Trust 2014-2
1.62%, 10/22/2018	553,000	553,625
Capital Auto Receivables Asset Trust 2015-3
1.94%, 01/21/2020	2,000,000	2,009,958
Capital Auto Receivables Asset Trust 2016-2
1.63%, 01/20/2021	755,000	746,663
Capital One Multi-Asset Execution Trust
1.39%, 01/15/2021	3,000,000	2,998,332
CarMax Auto Owner Trust 2013-3
1.49%, 01/15/2019	1,574,416	1,576,280
CarMax Auto Owner Trust 2016-1
2.34%, 06/15/2021	365,000	363,474
CarMax Auto Owner Trust 2016-2
2.16%, 12/15/2021	100,000	99,107

	Principal Amount	Value
CarMax Auto Owner Trust 2016-4
1.40%, 08/16/2021	1,390,000	1,374,634
2.26%, 07/15/2022	265,000	258,843
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020 (Acquired 09/11/2015, Cost $649,985) (1)	650,000	654,600
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (Acquired 06/08/2016, Cost $1,404,920) (1)	1,405,000	1,403,693
Chase Issuance Trust
1.15%, 01/15/2019	3,000,000	3,000,008
1.13%, 09/15/2020	2,000,000	2,005,909
1.37%, 06/15/2021	6,150,000	6,088,420
Chrysler Capital Auto Receivables Trust 2016-B
1.36%, 01/15/2020 (Acquired 10/26/2016, Cost $609,940) (1)	610,000	609,144
1.64%, 07/15/2021 (Acquired 10/26/2016, Cost $574,879) (1)	575,000	570,291
Citibank Credit Card Issuance Trust
1.02%, 02/22/2019	3,000,000	2,999,879
1.75%, 11/19/2021	3,770,000	3,751,363
CKE Restaurant Holdings, Inc.
4.47%, 03/20/2043 (Acquired 07/28/2015, Cost $2,141,022) (1)	2,090,406	2,063,156
CLI Funding V LLC
3.38%, 10/18/2029 (Acquired 07/23/2015, Cost $1,019,893) (1)	1,015,180	975,173
CNH Equipment Trust 2013-A
1.01%, 02/18/2020	1,062,295	1,062,155
CNH Equipment Trust 2013-D
1.37%, 10/15/2020	800,000	800,172
CNH Equipment Trust 2015-A
1.85%, 04/15/2021	1,047,000	1,050,290
CNH Equipment Trust 2016-C
1.44%, 12/15/2021	1,020,000	1,009,540
Colony American Finance 2015-1 Ltd.
4.83%, 10/18/2047 (Acquired 10/22/2015, Cost $724,993) (1)	725,000	721,528
Colony American Homes 2014-2
2.92%, 07/17/2031 (Acquired 03/28/2016, Cost $120,466) (1)	125,000	125,302
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022 (Acquired 07/18/2016, Cost $1,984,560) (1)	1,985,000	2,048,740
CPS Auto Trust
4.53%, 01/17/2023 (Acquired 10/13/2016, Cost $1,464,790) (1)	1,465,000	1,442,809
CWABS Asset-Backed Certificates Trust 2004-13
1.61%, 04/25/2035	2,264,063	2,224,377
CWABS Asset-Backed Certificates Trust 2005-16
1.24%, 04/25/2036	805,000	689,045
CWABS Asset-Backed Certificates Trust 2005-7
1.34%, 09/25/2035	8,000,000	7,841,022
DB Master Finance LLC 2015-1
3.26%, 02/20/2045 (Acquired 07/29/2015, Cost $521,125) (1)	520,725	521,408
Diamond Resorts Owner Trust 2013-1
1.95%, 01/20/2025 (Acquired 08/26/2015, Cost $735,782) (1)	738,710	732,429
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (Acquired 07/15/2015, Cost $216,044) (1)	215,871	214,048
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (Acquired 07/23/2015, Cost $150,159) (1)	150,170	149,226
Discover Card Execution Note Trust
1.39%, 03/15/2022	2,150,000	2,124,464
1.85%, 10/16/2023	655,000	640,784

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC
5.22%, 01/25/2042 (Acquired 07/15/2015 through 12/06/2016, Cost $4,459,931) (1)	4,351,614	4,438,485
3.48%, 10/25/2045 (Acquired 10/14/2015 through 10/25/2016, Cost $3,314,658) (1)	3,309,570	3,275,151
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (Acquired 08/06/2015, Cost $843,055) (1)	845,000	850,350
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (Acquired 07/15/2015, Cost $824,933) (1)	825,000	832,048
Dryden XXXI Senior Loan Fund
2.23%, 04/20/2026 (Acquired 07/21/2015, Cost $1,659,846) (1)	1,665,000	1,665,093
DT Auto Owner Trust 2014-3
4.47%, 11/15/2021 (Acquired 06/28/2016, Cost $1,819,810) (1)	1,800,000	1,835,404
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022 (Acquired 01/13/2016, Cost $1,599,660) (1)	1,600,000	1,623,268
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022 (Acquired 09/28/2016, Cost $114,979) (1)	115,000	113,017
Enterprise Fleet Financing LLC
2.09%, 02/20/2021 (Acquired 07/22/2015 through 06/08/2016, Cost $1,539,575) (1)	1,535,000	1,537,090
2.08%, 09/20/2021 (Acquired 02/09/2016, Cost $509,944) (1)	510,000	505,873
2.04%, 02/22/2022 (Acquired 07/12/2016, Cost $2,184,512) (1)	2,185,000	2,154,900
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $269,988) (1)	270,000	273,738
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022 (Acquired 09/12/2016, Cost $849,996) (1)	850,000	831,777
First NLC Trust 2005-2
1.24%, 09/25/2035	3,237,887	3,178,794
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (Acquired 09/01/2015, Cost $99,896) (1)	100,000	100,260
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022 (Acquired 08/02/2016, Cost $809,801) (1)	810,000	793,512
Flatiron CLO 2014-1 Ltd.
2.26%, 07/17/2026 (Acquired 07/21/2015, Cost $1,657,703) (1)	1,660,000	1,658,674
Ford Credit Auto Owner Trust 2014-A
1.90%, 09/15/2019	1,100,000	1,103,891
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	748,526	748,259
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	307,829	307,644
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	26,115	26,125
Ford Credit Auto Owner Trust 2015-B
1.16%, 11/15/2019	29,425	29,397
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	2,000,000	2,000,549
Ford Credit Auto Owner Trust 2016-A
1.60%, 06/15/2021	2,635,000	2,626,600
Ford Credit Auto Owner Trust 2016-B
1.33%, 10/15/2020	1,495,000	1,489,876
Ford Credit Auto Owner Trust 2016-C
1.73%, 03/15/2022	555,000	547,411
1.93%, 04/15/2023	370,000	363,406
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (Acquired 06/20/2016 through 08/23/2016, Cost $4,567,564) (1)	4,565,000	4,484,997

	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust A
1.92%, 01/15/2019	869,000	869,230
1.55%, 07/15/2021	2,660,000	2,631,520
2.16%, 11/15/2021	385,000	383,452
2.09%, 03/15/2022 (Acquired 07/28/2016, Cost $2,283,679) (1)	2,255,000	2,253,159
GM Financial Automobile Leasing Trust 2016-2
1.76%, 03/20/2020	995,000	987,966
2.08%, 03/20/2020	570,000	566,129
2.58%, 03/20/2020	350,000	349,939
GMF Floorplan Owner Revolving Trust
1.96%, 05/17/2021 (Acquired 05/24/2016, Cost $2,034,685) (1)	2,035,000	2,027,806
2.41%, 05/17/2021 (Acquired 05/24/2016, Cost $144,991) (1)	145,000	144,428
2.85%, 05/17/2021 (Acquired 05/24/2016, Cost $99,983) (1)	100,000	99,338
HOA Funding LLC
4.85%, 08/20/2044 (Acquired 07/15/2015 through 12/09/2015, Cost $625,466) (1)	649,400	574,892
Home Equity Asset Trust 2006-3
0.96%, 07/25/2036	8,881,333	8,725,457
Home Partners of America 2016-1 Trust
4.04%, 03/17/2033 (Acquired 01/22/2016, Cost $677,532) (1)	705,000	712,493
Honda Auto Receivables 2014-1 Owner Trust
0.67%, 11/21/2017	113,710	113,679
Honda Auto Receivables 2014-2 Owner Trust
1.18%, 05/18/2020	725,000	724,517
Honda Auto Receivables 2015-1 Owner Trust
1.05%, 10/15/2018	69,692	69,650
Honda Auto Receivables 2015-2 Owner Trust
1.04%, 02/21/2019	80,531	80,443
Honda Auto Receivables 2015-3 Owner Trust
1.27%, 04/18/2019	2,145,000	2,144,235
Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019	2,105,000	2,099,670
Honda Auto Receivables 2016-3 Owner Trust
1.16%, 05/18/2020	1,085,000	1,078,667
Honda Auto Receivables 2016-4 Owner Trust
1.36%, 01/18/2023	610,000	599,882
HSI Asset Securitization Corp. Trust 2006-OPT1
0.98%, 12/25/2035	2,025,159	2,000,069
Huntington Auto Trust
1.93%, 04/15/2022	1,805,000	1,796,016
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019 (Acquired 07/15/2015 through 07/29/2015, Cost $1,675,775) (1)	1,675,000	1,679,664
Hyundai Auto Lease Securitization Trust 2016-B
1.52%, 10/15/2019 (Acquired 05/17/2016, Cost $449,979) (1)	450,000	450,027
1.68%, 04/15/2020 (Acquired 05/17/2016, Cost $139,987) (1)	140,000	139,872
Hyundai Auto Lease Securitization Trust 2016-C
1.49%, 02/18/2020 (Acquired 08/09/2016, Cost $1,364,885) (1)	1,365,000	1,360,877
Invitation Homes 2013-SFR1 Trust
2.72%, 12/19/2030 (Acquired 08/05/2015, Cost $895,531) (1)	905,000	907,522
John Deere Owner Trust 2015-B
1.44%, 10/15/2019	315,000	315,237
John Deere Owner Trust 2016-B
1.25%, 06/15/2020	940,000	935,359
1.49%, 05/15/2023	615,000	607,423
Kubota Credit Owner Trust 2014-1
1.16%, 05/15/2018 (Acquired 07/15/2015, Cost $188,444) (1)	188,514	188,520

	Principal Amount	Value
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021 (Acquired 11/12/2015, Cost $497,033) (1)	500,000	499,421
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020 (Acquired 07/26/2016, Cost $1,104,797) (1)	1,105,000	1,093,922
Magnetite XII Ltd
2.26%, 04/15/2027 (Acquired 11/17/2016, Cost $4,385,000) (1)	4,385,000	4,382,808
Mercedes Benz Auto Lease Trust 2015-A
1.21%, 10/15/2020	1,500,000	1,500,094
Mercedes-Benz Auto Lease Trust 2016-B
1.35%, 08/15/2019	740,000	737,897
Merlin Aviation Holdings DAC
4.50%, 12/15/2032 (Acquired 12/21/2016, Cost $1,509,788) (1)	1,570,000	1,509,555
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
1.00%, 05/25/2037	3,551,862	2,118,039
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023 (Acquired 05/03/2016, Cost $279,971) (1)	280,000	275,554
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (Acquired 08/04/2015, Cost $1,430,040) (1)	1,430,130	1,421,788
Nationstar HECM Loan Trust 2016-1A
2.98%, 02/25/2026 (Acquired 02/25/2016, Cost $124,262) (1)	124,262	124,075
Nationstar HECM Loan Trust 2016-3
2.01%, 08/25/2026 (Acquired 08/11/2016, Cost $207,499) (1)	207,499	207,945
Navient Student Loan Trust 2014-2
1.40%, 03/25/2043	1,063,406	1,020,144
Navient Student Loan Trust 2014-3
1.38%, 03/25/2043	395,974	381,701
Navient Student Loan Trust 2016-1
1.46%, 02/25/2070 (Acquired 10/03/2016, Cost $4,207,056) (1)	4,324,059	4,207,691
Navient Student Loan Trust 2016-2
2.26%, 06/25/2065 (Acquired 04/05/2016 through 09/28/2016, Cost $6,319,176) (1)	6,200,000	6,318,795
Navient Student Loan Trust 2016-3
1.61%, 06/25/2065 (Acquired 06/07/2016, Cost $2,300,000) (1)	2,300,000	2,307,437
Nelnet Student Loan Trust 2007-1
0.90%, 05/25/2025	4,150,000	4,013,302
Nelnet Student Loan Trust 2008-3
2.48%, 11/25/2024	481,300	484,823
Nelnet Student Loan Trust 2014-2
1.61%, 07/27/2037 (Acquired 01/27/2016, Cost $3,927,754) (1)	4,250,000	3,940,826
Nelnet Student Loan Trust 2015-2
1.36%, 09/25/2042 (Acquired 06/16/2016 through 10/04/2016, Cost $3,594,647) (1)	3,697,563	3,632,648
New Century Home Equity Loan Trust 2005-1
1.43%, 03/25/2035	6,000,000	5,635,589
New Century Home Equity Loan Trust 2005-3
1.25%, 07/25/2035	1,775,998	1,750,852
1.27%, 07/25/2035	6,570,000	6,332,683
Nissan Auto Receivables 2015-A Owner Trust
1.05%, 10/15/2019	21,301	21,267
Nissan Auto Receivables 2015-B Owner Trust
1.34%, 03/16/2020	3,220,000	3,216,833
Nissan Auto Receivables 2015-C Owner Trust
1.37%, 05/15/2020	95,000	94,843
Nissan Auto Receivables 2016-A Owner Trust
1.59%, 07/15/2022	230,000	228,503

	Principal Amount	Value
Nissan Auto Receivables 2016-B Owner Trust
1.05%, 04/15/2019	70,000	69,930
Nissan Auto Receivables 2016-C Owner Trust
1.18%, 01/15/2021	730,000	722,988
Nissan Master Owner Trust Receivables
1.54%, 06/15/2021	1,465,000	1,455,175
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
1.17%, 02/25/2036	8,180,000	8,010,589
NovaStar Mortgage Funding Trust Series 2005-2
1.40%, 10/25/2035	1,950,376	1,942,951
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (Acquired 04/04/2016, Cost $203,289) (1)	204,051	202,474
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 07/23/2015, Cost $1,400,765) (1)	1,400,000	1,399,946
3.10%, 07/18/2025 (Acquired 06/06/2016, Cost $1,256,496) (1)	1,280,000	1,264,259
OneMain Financial Issuance Trust 2015-3
4.16%, 11/18/2028 (Acquired 09/24/2015, Cost $709,872) (1)	710,000	681,987
OneMain Financial Issuance Trust 2016-1A
4.57%, 02/20/2029 (Acquired 02/03/2016, Cost $1,124,830) (1)	1,125,000	1,136,900
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028 (Acquired 03/16/2016, Cost $1,439,733) (1)	1,440,000	1,515,554
Option One Mortgage Loan Trust 2005-2
1.25%, 05/25/2035	1,217,126	1,173,560
Option One Mortgage Loan Trust 2005-3
1.23%, 08/25/2035	2,726,235	2,708,062
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
1.20%, 11/25/2035	6,538,000	6,419,412
OSAT 2016-NPL1 Trust
3.75%, 07/25/2056 (Acquired 10/21/2016, Cost $3,625,252) (1)	3,625,252	3,629,828
OSCAR US Funding Trust V
2.73%, 12/15/2020 (Acquired 09/14/2016, Cost $639,948) (1)	640,000	632,692
2.99%, 12/15/2023 (Acquired 09/14/2016, Cost $539,861) (1)	540,000	529,267
People’s Choice Home Loan Securities Trust Series 2005-3
1.61%, 08/25/2035	1,245,000	980,756
Progress Residential 2015-SFR3 Trust
4.67%, 11/15/2032 (Acquired 10/23/2015, Cost $504,983) (1)	505,000	514,946
RAMP Series 2005-RS5 Trust
1.20%, 05/25/2035	999,776	995,607
RCO Depositor II LLC
4.50%, 09/25/2054 (Acquired 12/04/2015, Cost $378,274) (1)	379,724	379,297
RCO Mortgage LLC 2016-1
4.50%, 11/25/2047	178,346	179,262
Santander Drive Auto Receivables Trust 2013-2
2.98%, 04/15/2020 (Acquired 06/17/2016, Cost $5,030,126) (1)	5,000,000	5,048,755
Santander Drive Auto Receivables Trust 2014-3
2.65%, 08/17/2020	245,000	247,815
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	952,395
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	275,000	281,722
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022	155,000	154,120

	Principal Amount	Value
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042 (Acquired 10/09/2015 through 06/08/2016, Cost $864,914) (1)	875,005	878,216
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (Acquired 07/15/2015 through 07/29/2015, Cost $703,074) (1)	705,119	704,315
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033 (Acquired 07/11/2016, Cost $782,357) (1)	782,509	768,099
SLM Student Loan Trust
1.43%, 04/27/2026 (Acquired 07/19/2016, Cost $4,000,485) (1)	4,030,000	4,013,124
SLM Student Loan Trust 2004-10
1.43%, 04/27/2026 (Acquired 12/04/2015, Cost $3,126,004) (1)	3,180,000	3,171,162
SLM Student Loan Trust 2005-8
1.63%, 01/25/2028	5,176,017	5,174,688
SLM Student Loan Trust 2006-2
1.05%, 01/25/2041	4,340,000	4,072,817
SLM Student Loan Trust 2007-3
0.94%, 01/25/2022	4,150,000	3,909,923
SLM Student Loan Trust 2007-6
1.26%, 10/25/2024	3,907,116	3,875,144
SLM Student Loan Trust 2007-8
1.88%, 04/25/2043	2,146,181	1,884,762
SLM Student Loan Trust 2008-4
2.53%, 07/25/2022	94,726	95,275
SLM Student Loan Trust 2008-5
2.58%, 07/25/2023	6,819,194	6,857,167
SLM Student Loan Trust 2008-9
2.38%, 04/25/2023	422,533	423,079
SLM Student Loan Trust 2009-3
1.51%, 01/25/2045 (Acquired 06/13/2016, Cost $2,817,904) (1)	2,934,361	2,861,286
SLM Student Loan Trust 2012-3
1.41%, 12/26/2025	1,636,349	1,593,045
SLM Student Loan Trust 2012-7
2.56%, 09/25/2043	2,220,000	2,026,624
SLM Student Loan Trust 2013-2
1.21%, 09/25/2026	3,137,350	3,090,010
SLM Student Loan Trust 2014-1
1.36%, 02/26/2029	4,300,000	4,152,576
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	3,075,000	3,028,961
2.05%, 12/14/2022	2,370,000	2,329,831
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026 (Acquired 07/26/2016, Cost $819,557) (1)	800,000	810,054
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (Acquired 07/23/2015, Cost $358,726) (1)	360,000	363,685
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (Acquired 10/21/2015, Cost $609,927) (1)	610,000	610,158
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (Acquired 05/18/2016 through 06/23/2016, Cost $526,628) (1)	525,000	520,673
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032 (Acquired 07/13/2016 through 09/19/2016, Cost $2,973,438) (1)	2,957,000	2,890,130
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034 (Acquired 10/05/2016, Cost $784,614) (1)	785,000	771,019
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (Acquired 07/23/2015, Cost $1,161,333) (1)	1,164,558	1,166,255

	Principal Amount	Value
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (Acquired 07/29/2015 through 12/01/2015, Cost $1,118,883) (1)	1,125,000	1,110,992
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037 (Acquired 11/13/2015 through 08/04/2016, Cost $2,337,152) (1)	2,319,265	2,319,693
Sofi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (Acquired 05/20/2016, Cost $194,900) (1)	195,000	191,660
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037 (Acquired 07/20/2016, Cost $309,851) (1)	310,000	299,082
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039 (Acquired 09/13/2016, Cost $489,989) (1)	490,000	467,201
Sofi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040 (Acquired 11/16/2016, Cost $1,569,669) (1)	1,600,000	1,557,361
SpringCastle America Funding LLC
3.05%, 11/25/2023 (Acquired 09/16/2016, Cost $1,976,616) (1)	1,976,688	1,986,571
Springleaf Funding Trust 2016-A
2.90%, 11/15/2029 (Acquired 12/07/2016, Cost $844,870) (1)	845,000	842,799
Structured Asset Investment Loan Trust 2006-BNC2
0.92%, 05/25/2036	1,185,611	1,077,848
Structured Asset Securities Corp. Mortgage Loan Trust 2006-EQ1
1.07%, 07/25/2036 (Acquired 08/18/2016, Cost $1,373,067) (1)	1,655,000	1,364,129
Synchrony Credit Card Master Note Trust
1.69%, 03/15/2021	1,675,000	1,672,450
2.21%, 09/15/2022	1,700,000	1,689,836
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	2,215,000	2,233,524
2.64%, 03/15/2023	1,085,000	1,084,411
Synchrony Credit Card Master Note Trust 2015-4
2.62%, 09/15/2023	650,000	646,187
Taco Bell Funding LLC
3.83%, 05/25/2046 (Acquired 05/04/2016, Cost $1,195,005) (1)	1,195,005	1,199,337
Toyota Auto Receivables 2015-A Owner Trust
1.12%, 02/15/2019	40,101	40,079
Toyota Auto Receivables 2015-B Owner Trust
1.27%, 05/15/2019	1,300,000	1,299,939
Toyota Auto Receivables 2016-C
1.14%, 08/17/2020	640,000	635,686
US Residential Opportunity Fund III Trust 2016-1
3.47%, 07/27/2036 (Acquired 07/20/2016, Cost $508,316) (1)	508,316	506,160
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 08/12/2015, Cost $226,983) (1)	227,479	227,160
Verizon Owner Trust 2016-2
1.68%, 05/20/2021 (Acquired 11/16/2016, Cost $2,304,761) (1)	2,305,000	2,294,870
2.15%, 05/20/2021 (Acquired 11/16/2016, Cost $1,564,633) (1)	1,565,000	1,552,284
2.36%, 05/20/2021 (Acquired 11/16/2016, Cost $1,244,981) (1)	1,245,000	1,235,089
VOLT LI LLC
3.50%, 10/25/2046 (Acquired 10/27/2016, Cost $2,196,314) (1)	2,196,314	2,191,197
VOLT XLVIII LLC
3.50%, 07/25/2046 (Acquired 07/15/2016, Cost $1,128,453) (1)	1,128,453	1,124,521
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 10/30/2015, Cost $84,818) (1)	85,252	85,318
VOLT XXIX LLC
3.38%, 10/25/2054 (Acquired 10/11/2016, Cost $596,753) (1)	595,564	595,809
VOLT XXVI LLC
3.13%, 09/25/2043 (Acquired 09/01/2016, Cost $292,229) (1)	292,309	291,896

	Principal Amount	Value
VOLT XXX LLC
3.63%, 10/25/2057 (Acquired 10/13/2016, Cost $508,660) (1)	506,935	506,981
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 10/21/2016, Cost $626,783) (1)	625,007	626,514
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 04/29/2016 through 11/30/2016, Cost $2,229,749) (1)	2,231,275	2,237,691
VOLT XXXIV LLC
3.25%, 02/25/2055 (Acquired 12/06/2016 through 12/16/2016, Cost $261,202) (1)	261,425	260,738
VOLT XXXIX LLC
4.13%, 10/25/2045 (Acquired 10/22/2015 through 12/15/2016, Cost $819,619) (1)	818,659	823,586
VOLT XXXV
3.50%, 09/25/2046 (Acquired 09/01/2016, Cost $3,760,505) (1)	3,763,291	3,754,515
VOLT XXXVI LLC
3.63%, 07/25/2045 (Acquired 10/19/2016, Cost $382,122) (1)	380,711	381,175
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015 through 10/24/2016, Cost $1,359,777) (1)	1,353,324	1,357,213
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (Acquired 01/20/2016, Cost $394,968) (1)	395,000	395,440
Voya CLO 2014-3 Ltd.
2.30%, 07/25/2026 (Acquired 02/02/2016 through 02/03/2016, Cost $1,138,401) (1)	1,152,000	1,152,104
Wendys Funding LLC 2015-1
3.37%, 06/15/2045 (Acquired 07/13/2015 through 12/15/2016, Cost $7,826,294) (1)	7,835,813	7,823,871
Westlake Automobile Receivables Trust 2016-1
3.29%, 09/15/2021 (Acquired 11/16/2016, Cost $800,000) (1)	800,000	808,026
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (Acquired 06/07/2016, Cost $1,049,980) (1)	1,050,000	1,052,212
Wheels SPV 2 LLC
1.27%, 04/22/2024 (Acquired 07/15/2015 through 07/22/2015, Cost $1,203,236) (1)	1,205,394	1,202,849
1.87%, 05/20/2025 (Acquired 08/02/2016, Cost $909,982) (1)	910,000	898,790
World Financial Network Credit Card Master Trust
1.61%, 12/15/2021	1,450,000	1,452,526
World Omni Automobile Lease Securitization Trust 2016-A
1.45%, 08/15/2019	2,180,000	2,173,463

Total Asset-Backed Obligations (Cost $432,848,011)		$432,082,024

Corporate Bonds – 35.33%
Basic Materials – 0.89%
Air Liquide Finance SA
1.75%, 09/27/2021 (Acquired 09/22/2016, Cost $958,092) (1)	963,000	$924,661
ArcelorMittal
7.25%, 02/25/2022	182,000	205,205
Arconic, Inc.
6.15%, 08/15/2020	2,730,000	2,968,875
5.13%, 10/01/2024	3,535,000	3,623,375
Ashland LLC
3.88%, 04/15/2018	1,353,000	1,388,516
Axalta Coating Systems LLC
4.88%, 08/15/2024 (Acquired 10/13/2016 through 11/18/2016, Cost $876,493) (1)	867,000	867,000
Barrick Gold Corp.
4.10%, 05/01/2023	3,227,000	3,307,039
BlueScope Steel Finance Ltd / BlueScope Steel Finance USA LLC
6.50%, 05/15/2021 (Acquired 04/28/2016 through 05/03/2016, Cost $379,741) (1)	375,000	397,350
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,225,000	1,148,438

	Principal Amount	Value
Georgia-Pacific LLC
3.16%, 11/15/2021 (Acquired 07/13/2015 through 06/20/2016, Cost $4,256,675) (1)	4,171,000	4,216,756
3.60%, 03/01/2025 (Acquired 07/14/2015 through 10/19/2016, Cost $2,383,621) (1)	2,315,000	2,338,511
Glencore Funding LLC
4.00%, 04/16/2025 (Acquired 07/13/2015 through 06/15/2016, Cost $3,998,283) (1)	4,450,000	4,361,000
Goldcorp, Inc.
3.70%, 03/15/2023	3,270,000	3,213,851
HudBay Minerals, Inc.
7.25%, 01/15/2023 (Acquired 12/01/2016, Cost $125,000) (1)	125,000	129,375
International Paper Co.
4.40%, 08/15/2047	2,015,000	1,900,351
Lundin Mining Corp.
7.50%, 11/01/2020 (Acquired 07/13/2015 through 07/22/2015, Cost $123,661) (1)	120,000	127,650
Mercer International, Inc.
7.75%, 12/01/2022	1,075,000	1,128,750
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	2,796,000	2,810,324
Solvay Finance America LLC
4.45%, 12/03/2025 (Acquired 11/30/2015 through 06/17/2016, Cost $7,054,656) (1)	6,810,000	7,056,978
Steel Dynamics, Inc.
5.00%, 12/15/2026 (Acquired 11/29/2016, Cost $277,000) (1)	277,000	275,961
Valvoline, Inc.
5.50%, 07/15/2024 (Acquired 07/13/2016 through 08/30/2016, Cost $884,084) (1)	849,000	878,715
Westlake Chemical Corp.
3.60%, 08/15/2026 (Acquired 08/03/2016 through 11/22/2016, Cost $3,853,609) (1)	3,920,000	3,764,862

		47,033,543

Communications – 3.38%
21st Century Fox America, Inc.
3.70%, 09/15/2024	2,500,000	2,528,398
4.75%, 09/15/2044	1,445,000	1,441,643
Alcatel-Lucent USA, Inc.
6.50%, 01/15/2028	700,000	722,750
6.45%, 03/15/2029	4,290,000	4,472,325
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	875,000	874,384
3.60%, 11/28/2024	3,625,000	3,589,131
Altice Finco SA
7.63%, 02/15/2025 (Acquired 12/06/2016, Cost $247,523) (1)	250,000	252,500
Altice Luxembourg SA
7.63%, 02/15/2025 (Acquired 08/21/2015 through 06/16/2016, Cost $1,617,273) (1)	1,675,000	1,758,750
Altice US Finance I Corp.
5.38%, 07/15/2023 (Acquired 11/10/2015 through 09/20/2016, Cost $1,503,447) (1)	1,500,000	1,556,250
5.50%, 05/15/2026 (Acquired 12/01/2016 through 12/02/2016, Cost $492,546) (1)	500,000	510,000
AT&T, Inc.
3.00%, 06/30/2022	2,925,000	2,868,132
3.40%, 05/15/2025	7,525,000	7,243,256
4.13%, 02/17/2026	3,485,000	3,524,039
4.30%, 12/15/2042	500,000	446,761
4.80%, 06/15/2044	1,315,000	1,240,282
4.35%, 06/15/2045	410,000	364,623
4.75%, 05/15/2046	1,560,000	1,475,158
4.50%, 03/09/2048	1,400,000	1,262,171

	Principal Amount	Value
Baidu, Inc.
3.50%, 11/28/2022	1,960,000	1,956,125
BellSouth LLC
4.40%, 04/26/2017 (Acquired 06/03/2016 through 11/09/2016, Cost $12,539,323) (1)	12,423,000	12,550,336
CalAmp Corp.
1.63%, 05/15/2020	125,000	120,469
CBS Corp.
2.90%, 01/15/2027	2,500,000	2,315,385
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 03/15/2021	2,136,000	2,200,080
5.13%, 05/01/2023 (Acquired 09/29/2015, Cost $371,424) (1)	400,000	412,000
5.50%, 05/01/2026 (Acquired 04/07/2016 through 10/31/2016, Cost $6,156,734) (1)	6,085,000	6,206,700
5.88%, 04/01/2024 (Acquired 02/04/2016, Cost $400,000) (1)	400,000	427,000
5.75%, 02/15/2026 (Acquired 06/27/2016, Cost $753,596) (1)	750,000	776,250
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (Acquired 12/06/2016, Cost $1,279,877) (1)	1,175,000	1,292,500
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	9,294,000	9,783,041
6.38%, 10/23/2035	345,000	393,382
6.48%, 10/23/2045	1,625,000	1,875,388
Comcast Corp.
2.35%, 01/15/2027	1,895,000	1,748,630
Cox Communications, Inc.
3.85%, 02/01/2025 (Acquired 07/22/2015, Cost $1,392,058) (1)	1,450,000	1,420,305
3.35%, 09/15/2026 (Acquired 09/08/2016 through 11/22/2016, Cost $10,040,740) (1)	10,204,000	9,729,677
4.80%, 02/01/2035 (Acquired 03/28/2016, Cost $22,020) (1)	25,000	23,253
4.70%, 12/15/2042 (Acquired 03/24/2016 through 09/07/2016, Cost $430,988) (1)	470,000	407,975
4.50%, 06/30/2043 (Acquired 03/24/2016 through 04/19/2016, Cost $347,209) (1)	415,000	350,792
Crown Castle Towers LLC
3.66%, 05/15/2025 (Acquired 07/14/2015 through 07/27/2015, Cost $1,285,325) (1)	1,300,000	1,303,523
CSC Holdings LLC
8.63%, 02/15/2019	625,000	690,625
10.13%, 01/15/2023 (Acquired 09/25/2015 through 05/31/2016, Cost $613,350) (1)	575,000	664,125
5.50%, 04/15/2027 (Acquired 09/09/2016, Cost $1,438,606) (1)	1,450,000	1,468,125
DISH DBS Corp.
6.75%, 06/01/2021	200,000	217,000
5.88%, 07/15/2022	200,000	210,500
7.75%, 07/01/2026	425,000	479,187
Expedia, Inc.
5.00%, 02/15/2026	2,120,000	2,182,676
Interpublic Group of Cos, Inc./The
4.00%, 03/15/2022	1,100,000	1,136,734
4.20%, 04/15/2024	1,538,000	1,578,488
JD.com, Inc.
3.88%, 04/29/2026	2,300,000	2,199,444
Level 3 Financing, Inc.
5.63%, 02/01/2023	375,000	384,375
5.38%, 05/01/2025	1,475,000	1,504,500
5.25%, 03/15/2026 (Acquired 05/23/2016 through 12/06/2016, Cost $4,870,779) (1)	4,879,000	4,830,210
Liberty Media Corp.
2.25%, 09/30/2046 (Acquired 08/12/2016, Cost $535,000) (1)	535,000	563,756
Nexstar Escrow Corp.
5.63%, 08/01/2024 (Acquired 07/13/2016 through 07/15/2016, Cost $475,000) (1)	475,000	471,438

	Principal Amount	Value
Omnicom Group, Inc.
3.65%, 11/01/2024	1,600,000	1,607,360
Priceline Group, Inc./The
3.65%, 03/15/2025	645,000	642,383
3.60%, 06/01/2026	6,456,000	6,375,797
Proven Honour Capital Ltd.
4.13%, 05/19/2025	1,000,000	999,558
Sirius XM Radio, Inc.
4.25%, 05/15/2020 (Acquired 09/25/2015 through 12/29/2016, Cost $931,495) (1)	925,000	938,875
5.25%, 08/15/2022 (Acquired 07/20/2015 through 07/29/2015, Cost $1,138,423) (1)	1,100,000	1,144,000
Sky Plc
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $276,831) (1)	280,000	280,549
Sprint Communications, Inc.
9.00%, 11/15/2018 (Acquired 08/26/2015 through 09/16/2016, Cost $1,600,670) (1)	1,500,000	1,653,750
Telefonica Emisiones SAU
4.57%, 04/27/2023	150,000	157,212
Tencent Holdings Ltd.
3.80%, 02/11/2025	1,680,000	1,699,599
Time Warner Cable LLC
5.85%, 05/01/2017	2,476,000	2,511,080
6.55%, 05/01/2037	1,190,000	1,345,181
7.30%, 07/01/2038	2,640,000	3,242,807
6.75%, 06/15/2039	930,000	1,079,552
4.50%, 09/15/2042	4,325,000	3,909,891
Time Warner, Inc.
3.80%, 02/15/2027	3,530,000	3,499,000
T-Mobile USA, Inc.
6.25%, 04/01/2021	785,000	816,400
6.63%, 04/28/2021	940,000	981,125
6.73%, 04/28/2022	1,435,000	1,499,575
Townsquare Media, Inc.
6.50%, 04/01/2023 (Acquired 01/20/2016 through 06/30/2016, Cost $534,234) (1)	560,000	534,800
Univision Communications, Inc.
5.13%, 02/15/2025 (Acquired 07/13/2015 through 06/16/2016, Cost $681,082) (1)	690,000	659,813
Verizon Communications, Inc.
1.75%, 08/15/2021	1,433,000	1,373,387
5.15%, 09/15/2023	2,500,000	2,761,477
2.63%, 08/15/2026	5,355,000	4,922,043
6.40%, 09/15/2033	5,915,000	7,126,936
4.27%, 01/15/2036	7,520,000	7,186,187
4.13%, 08/15/2046	1,751,000	1,581,489
4.86%, 08/21/2046	1,500,000	1,516,982
4.52%, 09/15/2048	400,000	382,783
Viacom, Inc.
4.38%, 03/15/2043	2,075,000	1,649,961
Viavi Solutions, Inc.
0.63%, 08/15/2033	435,000	449,681
Virgin Media Secured Finance Plc
5.25%, 01/15/2026 (Acquired 01/12/2016, Cost $777,773) (1)	800,000	790,000
5.50%, 08/15/2026 (Acquired 04/13/2016, Cost $200,000) (1)	200,000	199,500
WPP Finance 2010
4.75%, 11/21/2021	2,620,000	2,834,143

		178,357,423

	Principal Amount	Value
Consumer, Cyclical – 3.34%
Air Canada
7.75%, 04/15/2021 (Acquired 05/31/2016, Cost $391,001) (1)	375,000	419,062
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (Acquired 07/14/2015, Cost $1,318,549) (1)	1,306,798	1,344,304
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 11/15/2022 (Acquired 05/04/2016, Cost $327,048) (1)	327,048	335,224
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 06/15/2025 (Acquired 12/01/2015, Cost $2,340,427) (1)	2,340,427	2,340,427
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/2027	2,041,173	2,102,408
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 04/01/2028	1,947,866	1,928,387
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023 (8)	2,743,952	2,675,353
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 07/15/2029	608,505	608,505
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 07/15/2025	2,915,635	2,988,526
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	1,080,000	1,072,575
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 12/15/2025 (Acquired 06/28/2016, Cost $4,854,477) (1)	4,860,000	4,811,400
Aramark Services, Inc.
5.13%, 01/15/2024 (Acquired 06/28/2016, Cost $404,611) (1)	400,000	412,500
4.75%, 06/01/2026 (Acquired 10/31/2016 through 11/01/2016, Cost $698,286) (1)	700,000	693,000
AutoNation, Inc.
4.50%, 10/01/2025	465,000	469,830
Brinker International, Inc.
3.88%, 05/15/2023	2,067,000	1,955,899
5.00%, 10/01/2024 (Acquired 09/20/2016, Cost $500,000) (1)	500,000	498,750
CalAtlantic Group, Inc.
0.25%, 06/01/2019	50,000	46,563
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,202,500
Churchill Downs, Inc.
5.38%, 12/15/2021	750,000	778,125
Cintas Corp. No 2
4.30%, 06/01/2021	28,000	29,691
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 05/01/2022	481,852	535,458
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023	1,131,673	1,250,499
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 05/10/2021	1,007,431	1,125,805
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	1,076,055	1,105,646
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026	1,944,324	1,988,071
CVS Health Corp.
2.80%, 07/20/2020	4,972,000	5,043,900
3.50%, 07/20/2022	735,000	754,419

	Principal Amount	Value
4.75%, 12/01/2022	410,000	444,757
4.75%, 12/01/2022 (Acquired 06/20/2016, Cost $62,440) (1)	56,000	60,747
5.00%, 12/01/2024	2,874,000	3,142,504
4.88%, 07/20/2035	250,000	268,452
5.13%, 07/20/2045	200,000	222,461
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (Acquired 07/22/2015 through 08/17/2016, Cost $6,437,308) (1)	6,266,944	6,262,369
Delphi Automotive PLC
4.25%, 01/15/2026	4,950,000	5,118,038
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 07/02/2024	1,999,984	2,269,982
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 01/30/2029	709,126	732,172
Dollar Tree, Inc.
5.75%, 03/01/2023	675,000	714,703
DR Horton, Inc.
4.75%, 05/15/2017	640,000	645,600
3.75%, 03/01/2019	1,785,000	1,820,700
Ford Motor Co.
4.35%, 12/08/2026	1,844,000	1,860,690
Ford Motor Credit Co. LLC
1.46%, 03/27/2017	3,500,000	3,500,553
3.00%, 06/12/2017	489,000	491,837
3.16%, 08/04/2020	1,220,000	1,228,184
General Motors Co.
4.88%, 10/02/2023	3,775,000	3,953,082
4.00%, 04/01/2025	3,495,000	3,420,319
6.60%, 04/01/2036	975,000	1,112,879
6.25%, 10/02/2043	65,000	71,735
5.20%, 04/01/2045	1,160,000	1,116,132
General Motors Financial Co, Inc.
3.10%, 01/15/2019	2,202,000	2,224,593
3.70%, 05/09/2023	2,510,000	2,467,154
4.00%, 01/15/2025	10,800,000	10,523,876
4.00%, 10/06/2026	310,000	297,828
GLP Capital LP / GLP Financing II, Inc.
5.38%, 04/15/2026	850,000	886,465
H&E Equipment Services, Inc.
7.00%, 09/01/2022	225,000	236,812
Hanesbrands, Inc.
4.63%, 05/15/2024 (Acquired 05/03/2016 through 12/06/2016, Cost $4,103,914) (1)	4,093,000	3,970,210
Hilton Domestic Operating Co, Inc.
4.25%, 09/01/2024 (Acquired 08/08/2016 through 08/19/2016, Cost $605,000) (1)	605,000	586,850
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63%, 10/15/2021	1,185,000	1,224,105
IHO Verwaltungs GmbH
4.13%, 09/15/2021 (Acquired 09/08/2016, Cost $445,000) (1)	445,000	449,450
4.50%, 09/15/2023 (Acquired 09/08/2016, Cost $314,000) (1)	314,000	306,935
Ingram Micro, Inc.
5.45%, 12/15/2024	1,400,000	1,315,852
International Game Technology Plc
6.25%, 02/15/2022 (Acquired 08/21/2015 through 06/16/2016, Cost $1,078,144) (1)	1,075,000	1,152,938
6.50%, 02/15/2025 (Acquired 12/13/2016, Cost $562,901) (1)	525,000	563,063

	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/2024 (Acquired 06/02/2016, Cost $200,000) (1)	200,000	204,250
5.25%, 06/01/2026 (Acquired 06/02/2016, Cost $225,000) (1)	225,000	228,375
Magna International, Inc.
4.15%, 10/01/2025	665,000	688,048
Marriott International, Inc./MD
3.75%, 10/01/2025	2,280,000	2,279,954
MDC Holdings, Inc.
5.50%, 01/15/2024	1,156,000	1,193,570
Men’s Wearhouse, Inc./The
7.00%, 07/01/2022	575,000	563,500
Mobile Mini, Inc.
5.88%, 07/01/2024	175,000	181,125
New Albertsons, Inc.
7.45%, 08/01/2029	175,000	165,375
New Red Finance, Inc.
4.63%, 01/15/2022 (Acquired 07/13/2015 through 11/03/2016, Cost $3,561,786) (1)	3,510,000	3,580,200
Newell Brands, Inc.
5.00%, 11/15/2023	1,248,000	1,338,039
Newell Rubbermaid, Inc.
3.15%, 04/01/2021	1,526,000	1,551,716
3.85%, 04/01/2023	1,129,000	1,169,905
4.20%, 04/01/2026	4,036,000	4,206,945
5.50%, 04/01/2046	1,520,000	1,741,684
O’Reilly Automotive, Inc.
4.63%, 09/15/2021	1,300,000	1,393,993
QVC, Inc.
5.13%, 07/02/2022	1,600,000	1,654,598
4.38%, 03/15/2023	920,000	912,208
4.85%, 04/01/2024	2,150,000	2,158,927
4.45%, 02/15/2025	105,000	100,806
Rite Aid Corp.
6.13%, 04/01/2023 (Acquired 07/05/2016 through 07/11/2016, Cost $159,242) (1)	150,000	161,250
Schaeffler Finance BV
4.25%, 05/15/2021 (Acquired 05/26/2016 through 06/21/2016, Cost $1,327,471) (1)	1,308,000	1,334,160
Scientific Games International, Inc.
10.00%, 12/01/2022	1,350,000	1,343,250
Scotts Miracle-Gro Co./The
5.25%, 12/15/2026 (Acquired 12/13/2016, Cost $853,173) (1)	850,000	850,000
Shingle Springs Tribal Gaming Authority
9.75%, 09/01/2021 (Acquired 03/18/2016 through 06/16/2016, Cost $755,895) (1)	700,000	761,250
Southwest Airlines Co.
5.13%, 03/01/2017	1,315,000	1,322,631
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 10/01/2029	4,347,237	4,435,051
Toll Brothers Finance Corp.
4.00%, 12/31/2018	1,497,000	1,536,296
5.88%, 02/15/2022	415,000	450,275
4.38%, 04/15/2023	540,000	538,650
Toyota Motor Credit Corp.
1.55%, 10/18/2019	7,420,000	7,326,642
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	1,978,878	1,988,772

	Principal Amount	Value
US Airways 2011-1 Class A Pass Through Trust
7.13%, 04/22/2025	2,122,859	2,441,288
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	1,900,493	1,948,195
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	1,543,000	1,531,955
3.10%, 06/01/2023	305,000	302,649
3.80%, 11/18/2024	1,350,000	1,372,345
3.45%, 06/01/2026	1,665,000	1,631,995
4.80%, 11/18/2044	926,000	949,943
4.65%, 06/01/2046	213,000	215,720
Wal-Mart Stores, Inc.
1.13%, 04/11/2018	11,110,000	11,082,614
Wyndham Worldwide Corp.
5.10%, 10/01/2025	1,120,000	1,178,716
ZF North America Capital, Inc.
4.50%, 04/29/2022 (Acquired 07/24/2015 through 05/24/2016, Cost $678,476) (1)	675,000	696,094

		175,893,813

Consumer, Non-cyclical – 6.12%
Abbott Laboratories
2.90%, 11/30/2021	3,600,000	3,591,454
3.75%, 11/30/2026	3,075,000	3,052,085
AbbVie, Inc.
1.80%, 05/14/2018	3,000,000	3,001,812
3.60%, 05/14/2025	2,118,000	2,095,115
3.20%, 05/14/2026	5,301,000	5,036,173
4.50%, 05/14/2035	600,000	588,614
4.70%, 05/14/2045	750,000	734,438
4.45%, 05/14/2046	2,750,000	2,627,977
Actavis Funding SCS
3.00%, 03/12/2020	3,492,000	3,538,678
3.80%, 03/15/2025	7,750,000	7,749,233
4.55%, 03/15/2035	400,000	395,315
Actavis, Inc.
1.88%, 10/01/2017	1,500,000	1,502,790
Aetna, Inc.
2.40%, 06/15/2021	1,103,000	1,097,021
2.80%, 06/15/2023	3,388,000	3,333,463
3.20%, 06/15/2026	13,709,000	13,541,887
4.38%, 06/15/2046	1,120,000	1,122,366
Albertsons Cos LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
5.75%, 03/15/2025 (Acquired 08/04/2016 through 08/22/2016, Cost $626,450) (1)	625,000	618,750
Amgen, Inc.
5.85%, 06/01/2017	2,000,000	2,036,016
4.40%, 05/01/2045	500,000	478,894
4.56%, 06/15/2048 (Acquired 06/13/2016, Cost $1,542,407) (1)	1,500,000	1,447,941
4.66%, 06/15/2051 (Acquired 10/28/2013 through 08/22/2016, Cost $409,383) (1)	447,000	430,775
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	810,000	813,716
3.30%, 02/01/2023	4,308,000	4,379,896
3.65%, 02/01/2026	12,818,000	12,992,697
4.90%, 02/01/2046	3,578,000	3,841,817

	Principal Amount	Value
Anthem, Inc.
2.38%, 02/15/2017	2,300,000	2,302,544
1.88%, 01/15/2018	5,000,000	5,001,845
3.50%, 08/15/2024	6,055,000	6,030,508
Ascension Health
3.95%, 11/15/2046	825,000	786,051
AstraZeneca Plc
3.38%, 11/16/2025	1,475,000	1,462,780
Avon International Operations, Inc.
7.88%, 08/15/2022 (Acquired 10/25/2016, Cost $624,066) (1)	575,000	608,062
Baxalta, Inc.
2.88%, 06/23/2020	1,000,000	999,166
4.00%, 06/23/2025	7,555,000	7,567,458
Baylor Scott & White Holdings
3.97%, 11/15/2046	875,000	823,042
Becton Dickinson and Co.
1.80%, 12/15/2017	1,738,000	1,741,839
7.00%, 08/01/2027	361,000	451,523
Biogen, Inc.
2.90%, 09/15/2020	290,000	293,479
4.05%, 09/15/2025	1,105,000	1,136,189
5.20%, 09/15/2045	1,175,000	1,259,358
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	560,000	656,250
BRF GmbH
4.35%, 09/29/2026 (Acquired 09/22/2016, Cost $1,693,033) (1)	1,730,000	1,595,925
Brookdale Senior Living, Inc.
2.75%, 06/15/2018	280,000	272,475
Celgene Corp.
3.63%, 05/15/2024	500,000	501,874
3.88%, 08/15/2025	3,170,000	3,211,197
5.00%, 08/15/2045	2,850,000	2,957,619
Centene Corp.
5.63%, 02/15/2021	50,000	52,570
4.75%, 05/15/2022	300,000	303,000
6.13%, 02/15/2024	1,275,000	1,343,531
4.75%, 01/15/2025	1,520,000	1,483,900
Constellation Brands, Inc.
6.00%, 05/01/2022	750,000	845,880
4.25%, 05/01/2023	3,010,000	3,121,039
3.70%, 12/06/2026	711,000	694,675
Danone SA
2.08%, 11/02/2021 (Acquired 10/26/2016, Cost $3,100,000) (1)	3,100,000	3,007,471
2.59%, 11/02/2023 (Acquired 10/26/2016 through 11/28/2016, Cost $2,514,664) (1)	2,535,000	2,439,727
DaVita, Inc.
5.00%, 05/01/2025	1,592,000	1,566,130
DP World Ltd.
6.85%, 07/02/2037	400,000	426,390
DS Services of America, Inc.
10.00%, 09/01/2021 (Acquired 11/21/2016, Cost $853,393) (1)	785,000	860,556
Ecolab, Inc.
2.70%, 11/01/2026	645,000	613,162
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.50%, 02/01/2025 (Acquired 07/14/2015 through 05/31/2016, Cost $621,152) (1)	675,000	561,937

	Principal Amount	Value
ERAC USA Finance LLC
3.80%, 11/01/2025 (Acquired 11/02/2015, Cost $3,024,807) (1)	3,030,000	3,047,171
3.30%, 12/01/2026 (Acquired 05/23/2016, Cost $2,193,181) (1)	2,200,000	2,107,728
Express Scripts Holding Co.
4.50%, 02/25/2026	7,253,000	7,456,817
3.40%, 03/01/2027	7,535,000	7,048,751
4.80%, 07/15/2046	1,410,000	1,347,396
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/2021 (Acquired 01/11/2016, Cost $531,498) (1)	500,000	540,000
George Washington University/The
3.55%, 09/15/2046	740,000	630,400
Gilead Sciences, Inc.
3.70%, 04/01/2024	1,000,000	1,025,276
4.75%, 03/01/2046	375,000	387,241
Grifols Worldwide Operations Ltd.
5.25%, 04/01/2022	750,000	776,250
HCA, Inc.
3.75%, 03/15/2019	1,111,000	1,141,552
6.50%, 02/15/2020	1,300,000	1,422,200
4.75%, 05/01/2023	500,000	511,875
5.38%, 02/01/2025	4,949,000	4,961,372
5.25%, 04/15/2025	2,160,000	2,254,500
5.88%, 02/15/2026	460,000	473,800
5.25%, 06/15/2026	850,000	878,688
4.50%, 02/15/2027	45,000	44,213
7.50%, 11/06/2033	1,035,000	1,097,100
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (Acquired 06/01/2016, Cost $490,334) (1)	480,000	495,600
HPHT Finance 15 Ltd.
2.25%, 03/17/2018 (Acquired 10/09/2015, Cost $839,580) (1)	840,000	839,444
Humana, Inc.
3.85%, 10/01/2024	1,735,000	1,774,018
IHS Markit Ltd
5.00%, 11/01/2022 (Acquired 07/06/2016, Cost $1,079,360) (1)	1,050,000	1,089,375
Impax Laboratories, Inc.
2.00%, 06/15/2022	2,680,000	2,115,525
Imperial Tobacco Finance Plc
2.95%, 07/21/2020 (Acquired 07/15/2015 through 10/08/2015, Cost $1,666,573) (1)	1,665,000	1,673,986
4.25%, 07/21/2025 (Acquired 10/15/2015, Cost $1,386,264) (1)	1,345,000	1,386,578
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	1,075,000	1,083,734
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,314,386
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	690,000	763,304
Kraft Heinz Foods Co.
2.80%, 07/02/2020	1,478,000	1,491,012
3.50%, 07/15/2022	2,150,000	2,180,205
3.95%, 07/15/2025	4,605,000	4,659,049
3.00%, 06/01/2026	3,341,000	3,132,037
5.20%, 07/15/2045	1,000,000	1,044,869
4.38%, 06/01/2046	800,000	751,287
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,475,000	1,466,678

	Principal Amount	Value
Lamb Weston Holdings, Inc.
4.88%, 11/01/2026 (Acquired 12/30/2016, Cost $891,562) (1)	900,000	892,688
Life Technologies Corp.
6.00%, 03/01/2020	2,209,000	2,404,963
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	170,000	173,577
Molina Healthcare, Inc.
5.38%, 11/15/2022	125,000	126,875
Molson Coors Brewing Co.
3.00%, 07/15/2026	3,976,000	3,752,958
4.20%, 07/15/2046	1,356,000	1,261,671
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (Acquired 10/19/2016, Cost $5,129,545) (1)	5,140,000	5,036,249
New York and Presbyterian Hospital/The
3.56%, 08/01/2036	2,630,000	2,511,687
Northwell Healthcare, Inc.
3.98%, 11/01/2046	2,980,000	2,737,678
PepsiCo, Inc.
1.35%, 10/04/2019	7,250,000	7,191,442
Pernod Ricard SA
2.95%, 01/15/2017 (Acquired 09/16/2016, Cost $4,902,898) (1)	4,900,000	4,902,636
Perrigo Co. Plc
4.00%, 11/15/2023	520,000	514,896
Perrigo Finance Unlimited Co.
3.50%, 12/15/2021	1,960,000	1,973,877
3.90%, 12/15/2024	2,480,000	2,424,731
4.38%, 03/15/2026	818,000	817,713
Quintiles IMS, Inc.
4.88%, 05/15/2023 (Acquired 05/09/2016, Cost $815,034) (1)	800,000	812,000
Reynolds American, Inc.
3.25%, 11/01/2022	1,215,000	1,209,813
4.45%, 06/12/2025	680,000	717,052
5.85%, 08/15/2045	1,020,000	1,205,581
RWJ Barnabas Health, Inc.
3.95%, 07/01/2046	2,570,000	2,362,156
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	1,000,000	986,859
2.40%, 09/23/2021	2,145,000	2,070,086
2.88%, 09/23/2023	6,429,000	6,103,352
3.20%, 09/23/2026	5,420,000	5,057,830
Smithfield Foods, Inc.
5.25%, 08/01/2018 (Acquired 05/19/2016, Cost $228,336) (1)	227,000	229,554
Spectrum Brands, Inc.
5.75%, 07/15/2025	175,000	181,563
Sysco Corp.
2.50%, 07/15/2021	1,317,000	1,301,761
3.30%, 07/15/2026	1,182,000	1,158,219
Tenet Healthcare Corp.
4.46%, 06/15/2020	1,685,000	1,693,425
7.50%, 01/01/2022 (Acquired 11/16/2016, Cost $104 $1,388,883) (1)	1,340,000	1,396,950
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	725,000	733,620

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	5,150,000	4,869,418
3.15%, 10/01/2026	6,265,000	5,767,195
Total System Services, Inc.
3.80%, 04/01/2021	1,078,000	1,111,742
4.80%, 04/01/2026	5,704,000	6,137,955
Transurban Finance Co Pty Ltd.
4.13%, 02/02/2026 (Acquired 10/27/2015, Cost $153,760) (1)	155,000	157,561
3.38%, 03/22/2027 (Acquired 09/15/2016, Cost $377,303) (1)	380,000	358,499
TreeHouse Foods, Inc.
6.00%, 02/15/2024 (Acquired 05/04/2016, Cost $888,952) (1)	850,000	890,375
UBM Plc
5.75%, 11/03/2020 (Acquired 07/13/2015 through 09/29/2016, Cost $3,149,804) (1)	2,925,000	3,072,812
Universal Health Services, Inc.
4.75%, 08/01/2022 (Acquired 08/24/2015 through 12/16/2016, Cost $7,704,581) (1)	7,595,000	7,689,938
5.00%, 06/01/2026 (Acquired 05/19/2016 through 12/14/2016, Cost $5,208,499) (1)	5,247,000	5,115,825
University of Southern California
3.03%, 10/01/2039	2,750,000	2,437,977
Valeant Pharmaceuticals International, Inc.
7.00%, 10/01/2020 (Acquired 08/25/2016, Cost $295,181) (1)	300,000	258,563
6.38%, 10/15/2020 (Acquired 06/13/2016 through 07/07/2016, Cost $270,374) (1)	300,000	257,718
5.50%, 03/01/2023 (Acquired 07/21/2015 through 06/06/2016, Cost $3,641,003) (1)	4,015,000	3,011,250
5.88%, 05/15/2023 (Acquired 08/12/2015 through 09/06/2016, Cost $1,257,069) (1)	1,300,000	981,500
6.13%, 04/15/2025 (Acquired 05/27/2016, Cost $856,963) (1)	1,000,000	751,250
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	565,905
5.80%, 05/01/2021	4,000,000	4,447,112
4.13%, 09/12/2022	1,547,000	1,610,067
5.50%, 06/15/2045	2,701,000	2,867,155
Wm Wrigley Jr Co.
2.40%, 10/21/2018 (Acquired 07/13/2015 through 05/25/2016, Cost $1,633,053) (1)	1,620,000	1,634,193
3.38%, 10/21/2020 (Acquired 07/22/2015 through 06/20/2016, Cost $3,161,914) (1)	3,040,000	3,122,657

		322,501,621

Diversified – 0.05%
Alfa SAB de CV
6.88%, 03/25/2044	1,000,000	972,500
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,470,950

		2,443,450

Energy – 3.17%
Alberta Energy Co. Ltd
7.38%, 11/01/2031	750,000	862,844
Anadarko Petroleum Corp.
4.85%, 03/15/2021	691,000	740,324
5.55%, 03/15/2026	3,026,000	3,382,466
Antero Resources Corp.
5.38%, 11/01/2021	2,543,000	2,600,217
APT Pipelines Ltd.
3.88%, 10/11/2022 (Acquired 08/06/2015 through 08/19/2015, Cost $1,355,055) (1)	1,360,000	1,362,289
Boardwalk Pipelines LP
5.75%, 09/15/2019	1,850,000	1,993,704
5.95%, 06/01/2026	1,500,000	1,627,239
BP Capital Markets Plc
3.06%, 03/17/2022	1,525,000	1,540,962

	Principal Amount	Value
Buckeye Partners LP
3.95%, 12/01/2026	521,000	507,523
Canadian Natural Resources Ltd.
5.70%, 05/15/2017	1,408,000	1,428,924
5.90%, 02/01/2018	442,000	460,052
3.90%, 02/01/2025	130,000	130,379
Cenovus Energy, Inc.
5.70%, 10/15/2019	40,000	42,770
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025 (Acquired 12/05/2016, Cost $400,000) (1)	400,000	408,124
Chesapeake Energy Corp.
6.13%, 02/15/2021	182,000	177,450
Cimarex Energy Co.
5.88%, 05/01/2022	1,739,000	1,807,532
4.38%, 06/01/2024	1,819,000	1,889,548
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	900,000	920,787
Concho Resources, Inc.
5.50%, 04/01/2023	100,000	103,630
ConocoPhillips Co.
4.20%, 03/15/2021	2,121,000	2,251,149
4.95%, 03/15/2026	4,465,000	4,922,805
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	245,000
3.80%, 06/01/2024	5,360,000	4,944,600
Diamond Offshore Drilling, Inc.
5.88%, 05/01/2019	414,000	429,421
Enable Midstream Partners LP
3.90%, 05/15/2024	1,085,000	1,027,994
Enbridge Energy Partners LP
5.88%, 10/15/2025	750,000	835,153
Enbridge, Inc.
4.00%, 10/01/2023	605,000	613,562
4.25%, 12/01/2026	505,000	516,321
6.00%, 01/15/2077	1,370,000	1,366,575
5.50%, 12/01/2046	765,000	820,697
Energy Transfer Partners LP
4.15%, 10/01/2020	1,504,000	1,556,351
4.75%, 01/15/2026	6,426,000	6,634,794
6.50%, 02/01/2042	1,000,000	1,078,673
5.15%, 03/15/2045	700,000	670,149
3.90%, 11/01/2066	1,776,000	1,417,692
EnLink Midstream Partners LP
4.40%, 04/01/2024	35,000	34,737
4.15%, 06/01/2025	5,940,000	5,758,378
4.85%, 07/15/2026	440,000	443,242
Ensco PLC
4.70%, 03/15/2021	550,000	529,056
5.20%, 03/15/2025	450,000	388,652
Enterprise Products Operating LLC
3.95%, 02/15/2027	280,000	286,404
Exxon Mobil Corp.
3.57%, 03/06/2045	885,000	833,580

	Principal Amount	Value
Gulfport Energy Corp.
6.38%, 05/15/2025 (Acquired 12/15/2016 through 12/29/2016, Cost $900,000) (1)	900,000	911,430
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	1,894,000	1,954,653
Hess Corp.
4.30%, 04/01/2027	2,634,000	2,618,014
5.80%, 04/01/2047	475,000	492,086
Kinder Morgan Energy Partners LP
5.95%, 02/15/2018	1,015,000	1,058,641
5.00%, 10/01/2021	575,000	611,703
3.95%, 09/01/2022	2,634,000	2,701,536
4.25%, 09/01/2024	295,000	301,531
Kinder Morgan Finance Co. LLC
6.00%, 01/15/2018 (Acquired 02/09/2016 through 06/06/2016, Cost $474,481) (1)	470,000	489,309
Kinder Morgan, Inc./DE
4.30%, 06/01/2025	4,900,000	5,038,567
5.55%, 06/01/2045	4,815,000	5,055,216
5.05%, 02/15/2046	300,000	296,416
Matador Resources Co.
6.88%, 04/15/2023	530,000	556,500
Motiva Enterprises LLC
5.75%, 01/15/2020 (Acquired 07/22/2015 through 06/20/2016, Cost $1,334,271) (1)	1,244,000	1,343,505
MPLX LP
4.50%, 07/15/2023	1,106,000	1,122,158
Newfield Exploration Co.
5.38%, 01/01/2026	3,715,000	3,787,814
Oceaneering International, Inc.
4.65%, 11/15/2024	2,605,000	2,566,407
Pertamina Persero PT
6.00%, 05/03/2042	280,000	269,086
6.00%, 05/03/2042	200,000	192,204
Petrobras Global Finance BV
8.38%, 05/23/2021	1,680,000	1,810,200
8.75%, 05/23/2026	1,915,000	2,065,806
5.63%, 05/20/2043	1,915,000	1,415,568
Petroleos Mexicanos
6.38%, 02/04/2021 (Acquired 01/28/2016 through 10/18/2016, Cost $1,379,826) (1)	1,295,000	1,379,175
4.88%, 01/24/2022	300,000	300,900
5.38%, 03/13/2022 (Acquired 12/06/2016, Cost $392,824) (1)	395,000	404,472
4.63%, 09/21/2023 (Acquired 09/13/2016, Cost $890,000) (1)	890,000	865,792
4.50%, 01/23/2026	1,105,000	1,006,655
Phillips 66 Partners LP
3.61%, 02/15/2025	2,185,000	2,137,208
Plains All American Pipeline LP / PAA Finance Co.
4.65%, 10/15/2025	2,672,000	2,756,996
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,521,000	1,671,655
4.50%, 11/01/2023	349,000	353,774
Rowan Cos, Inc.
7.38%, 06/15/2025	550,000	561,000
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	450,000	478,125

	Principal Amount	Value
5.75%, 05/15/2024	650,000	697,125
5.88%, 06/30/2026 (Acquired 09/22/2016, Cost $733,604) (1)	675,000	727,312
5.00%, 03/15/2027 (Acquired 09/19/2016 through 12/15/2016, Cost $8,766,506) (1)	8,761,000	8,837,659
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (Acquired 12/10/2015, Cost $598,907) (1)	600,000	612,214
4.00%, 12/21/2025 (Acquired 12/10/2015 through 06/21/2016, Cost $4,389,486) (1)	4,235,000	4,432,279
Seven Generations Energy Ltd.
8.25%, 05/15/2020 (Acquired 07/13/2015 through 06/16/2016, Cost $660,232) (1)	645,000	683,700
Shell International Finance BV
2.13%, 05/11/2020	400,000	399,522
3.25%, 05/11/2025	3,900,000	3,891,639
2.88%, 05/10/2026	2,495,000	2,408,576
4.38%, 05/11/2045	1,000,000	1,010,938
SM Energy Co.
6.13%, 11/15/2022	10,000	10,125
5.00%, 01/15/2024	115,000	108,388
5.63%, 06/01/2025	75,000	72,375
Southwestern Energy Co.
6.70%, 01/23/2025	2,675,000	2,735,188
Spectra Energy Partners LP
4.75%, 03/15/2024	3,131,000	3,320,435
3.38%, 10/15/2026	1,780,000	1,699,973
4.50%, 03/15/2045	250,000	237,254
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,509,936
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 09/15/2024 (Acquired 08/18/2016, Cost $200,000) (1)	200,000	198,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	384,750
6.75%, 03/15/2024	825,000	884,813
Tesoro Corp.
4.75%, 12/15/2023 (Acquired 12/15/2016, Cost $1,580,000) (1)	1,580,000	1,587,900
5.13%, 12/15/2026 (Acquired 12/15/2016, Cost $1,955,000) (1)	1,955,000	1,977,287
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	1,236,000	1,262,265
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 07/16/2015 through 08/12/2016, Cost $3,081,317) (1)	3,125,000	3,038,303
TransCanada PipeLines Ltd.
4.88%, 01/15/2026	2,640,000	2,933,344
Transocean, Inc.
9.00%, 07/15/2023 (Acquired 07/07/2016 through 07/19/2016, Cost $1,288,834) (1)	1,225,000	1,255,625
Western Gas Partners LP
5.38%, 06/01/2021	2,666,000	2,865,145
5.45%, 04/01/2044	1,200,000	1,233,781
Williams Cos, Inc./The
3.70%, 01/15/2023	682,000	658,130
Williams Partners LP
3.60%, 03/15/2022	500,000	502,155
3.35%, 08/15/2022	1,000,000	983,336
4.50%, 11/15/2023	375,000	384,809
6.30%, 04/15/2040	1,323,000	1,409,970
Williams Partners LP / ACMP Finance Corp.
4.88%, 05/15/2023	2,029,000	2,065,463

	Principal Amount	Value
4.88%, 03/15/2024	187,000	188,673
Woodside Finance Ltd.
3.65%, 03/05/2025 (Acquired 10/05/2016, Cost $518,325) (1)	515,000	502,454
3.70%, 09/15/2026 (Acquired 09/08/2016 through 10/04/2016, Cost $981,058) (1)	980,000	956,931

		166,834,123

Financials – 11.91%
ACE INA Holdings, Inc.
2.30%, 11/03/2020	485,000	484,511
4.35%, 11/03/2045	380,000	400,572
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	2,600,000	2,622,750
4.63%, 07/01/2022	2,100,000	2,163,000
Air Lease Corp.
3.00%, 09/15/2023	305,000	291,058
4.25%, 09/15/2024	3,175,000	3,221,126
Aircastle Ltd
5.00%, 04/01/2023	315,000	321,300
Allied World Assurance Co Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,480,142
Ally Financial, Inc.
3.25%, 11/05/2018	1,105,000	1,106,381
8.00%, 12/31/2018	638,000	696,218
4.63%, 03/30/2025	1,875,000	1,846,875
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	1,900,000	1,930,001
American Express Co.
7.00%, 03/19/2018	1,608,000	1,708,588
American International Group, Inc.
3.90%, 04/01/2026	4,800,000	4,877,664
Bank of America Corp.
3.88%, 03/22/2017	569,000	572,221
5.42%, 03/15/2017	400,000	402,898
5.70%, 05/02/2017	2,152,000	2,181,295
6.40%, 08/28/2017	1,000,000	1,030,632
6.00%, 09/01/2017	1,000,000	1,028,945
5.75%, 12/01/2017	3,355,000	3,475,059
6.88%, 04/25/2018	4,390,000	4,665,529
5.65%, 05/01/2018	1,000,000	1,047,615
3.30%, 01/11/2023	8,239,000	8,258,337
4.00%, 04/01/2024	3,955,000	4,074,279
4.20%, 08/26/2024	340,000	345,949
3.88%, 08/01/2025	4,400,000	4,468,129
4.45%, 03/03/2026	1,095,000	1,126,894
4.25%, 10/22/2026	4,875,000	4,926,846
3.25%, 10/21/2027	1,315,000	1,253,374
4.18%, 11/25/2027	6,856,000	6,849,891
6.30%, 12/29/2049	1,126,000	1,176,670
Bank of America NA
5.30%, 03/15/2017	3,539,000	3,566,403
6.10%, 06/15/2017	4,902,000	5,001,579
Bank of Montreal
1.50%, 07/18/2019	4,000,000	3,945,868
Barclays Bank PLC
5.14%, 10/14/2020	275,000	290,216

	Principal Amount	Value
Barclays Plc
4.38%, 09/11/2024	2,200,000	2,179,569
4.38%, 01/12/2026	4,325,000	4,380,455
5.20%, 05/12/2026	2,445,000	2,485,465
BBVA Bancomer SA/Texas
6.50%, 03/10/2021	2,690,000	2,897,130
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019	1,880,000	1,856,325
4.40%, 05/15/2042	1,000,000	1,050,734
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	991,000	983,138
4.50%, 02/11/2043	1,000,000	1,061,251
Boston Properties LP
3.65%, 02/01/2026	415,000	409,247
2.75%, 10/01/2026	2,660,000	2,428,389
BPCE SA
4.88%, 04/01/2026 (Acquired 04/26/2016 through 05/23/2016, Cost $2,750,300) (1)	2,740,000	2,734,342
Brixmor Operating Partnership LP
3.88%, 08/15/2022	2,550,000	2,596,871
3.25%, 09/15/2023	495,000	479,348
4.13%, 06/15/2026	2,980,000	2,966,781
Capital One NA/Mclean VA
2.35%, 08/17/2018	1,000,000	1,005,578
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (Acquired 07/31/2015 through 06/15/2016, Cost $1,639,818) (1)	1,596,000	1,608,913
CBRE Services, Inc.
5.25%, 03/15/2025	2,675,000	2,755,095
4.88%, 03/01/2026	2,860,000	2,845,829
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	2,450,000	2,487,110
Charles Schwab Corp./The
3.00%, 03/10/2025	1,745,000	1,709,889
7.00%, 02/28/2049	2,384,000	2,711,800
4.63%, 12/29/2049	1,796,000	1,688,240
CIT Group, Inc.
4.25%, 08/15/2017	6,630,000	6,712,875
5.25%, 03/15/2018	785,000	813,456
5.00%, 05/15/2018 (Acquired 08/12/2013 through 03/09/2015, Cost $782,760) (1)	775,000	784,688
5.50%, 02/15/2019 (Acquired 07/13/2015 through 05/24/2016, Cost $1,448,608) (1)	1,401,000	1,478,055
Citigroup, Inc.
6.00%, 08/15/2017	1,000,000	1,027,407
6.13%, 11/21/2017	4,720,000	4,901,937
1.80%, 02/05/2018	8,000,000	7,997,616
2.15%, 07/30/2018	650,000	652,040
2.29%, 09/01/2023	3,473,000	3,542,054
3.20%, 10/21/2026	6,230,000	5,948,248
Citizens Financial Group, Inc.
5.16%, 06/29/2023	6,200,000	6,431,496
3.75%, 07/01/2024	744,000	719,325
4.35%, 08/01/2025	539,000	540,818
4.30%, 12/03/2025	3,606,000	3,658,157
CNA Financial Corp.
5.88%, 08/15/2020	1,700,000	1,876,657

	Principal Amount	Value
CNO Financial Group, Inc.
4.50%, 05/30/2020	825,000	845,625
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	1,225,000	1,255,373
CPPIB Capital, Inc.
1.25%, 09/20/2019 (Acquired 09/13/2016 through 10/21/2016, Cost $7,384,374) (1)	7,400,000	7,294,106
Credit Agricole SA
4.38%, 03/17/2025 (Acquired 07/31/2015 through 05/23/2016, Cost $4,811,691) (1)	4,875,000	4,780,864
Credit Suisse AG
6.50%, 08/08/2023 (Acquired 07/13/2015 through 07/29/2015, Cost $293,236) (1)	270,000	286,808
Credit Suisse AG/New York NY
1.38%, 05/26/2017	704,000	704,152
Crown Castle International Corp.
4.88%, 04/15/2022	4,006,000	4,265,589
5.25%, 01/15/2023	2,504,000	2,694,930
Digital Realty Trust LP
4.75%, 10/01/2025	1,640,000	1,700,019
Discover Bank/Greenwood DE
2.60%, 11/13/2018	2,010,000	2,027,047
3.10%, 06/04/2020	2,000,000	2,022,608
Discover Financial Services
3.95%, 11/06/2024	2,167,000	2,145,012
3.75%, 03/04/2025	6,262,000	6,114,348
E*TRADE Financial Corp.
5.38%, 11/15/2022	2,947,000	3,118,000
4.63%, 09/15/2023	4,105,000	4,187,100
Farmers Exchange Capital II
6.15%, 11/01/2053 (Acquired 08/31/2015, Cost $298,487) (1)	280,000	287,381
Farmers Exchange Capital III
5.45%, 10/15/2054 (Acquired 08/30/2016, Cost $4,103,601) (1)	4,000,000	3,895,440
Goldman Sachs Capital I
6.35%, 02/15/2034	2,938,000	3,488,361
Goldman Sachs Group, Inc./The
5.63%, 01/15/2017	680,000	680,830
5.95%, 01/18/2018	4,000,000	4,166,672
2.38%, 01/22/2018	2,000,000	2,011,662
6.15%, 04/01/2018	5,000,000	5,258,880
5.25%, 07/27/2021	2,800,000	3,066,095
5.75%, 01/24/2022	2,190,000	2,459,699
3.63%, 01/22/2023	5,055,000	5,158,142
4.25%, 10/21/2025	720,000	730,431
3.75%, 02/25/2026	3,771,000	3,776,902
3.50%, 11/16/2026	4,100,000	4,015,942
6.75%, 10/01/2037	460,000	567,177
4.75%, 10/21/2045	3,073,000	3,233,675
Goodman Funding Pty Ltd.
6.38%, 04/15/2021 (Acquired 07/13/2015 through 08/21/2015, Cost $2,129,742) (1)	1,915,000	2,160,413
HCP, Inc.
5.63%, 05/01/2017	700,000	709,295
4.20%, 03/01/2024	1,175,000	1,194,584
3.40%, 02/01/2025	1,500,000	1,433,410

	Principal Amount	Value
Highwoods Realty LP
5.85%, 03/15/2017	1,465,000	1,477,383
7.50%, 04/15/2018	3,100,000	3,306,916
Host Hotels & Resorts LP
3.75%, 10/15/2023	2,175,000	2,132,922
4.50%, 02/01/2026	1,600,000	1,618,376
HSBC Holdings Plc
2.95%, 05/25/2021	1,805,000	1,802,738
2.65%, 01/05/2022	1,340,000	1,309,896
4.30%, 03/08/2026	4,705,000	4,871,726
6.38%, 03/29/2049	1,500,000	1,492,500
ING Bank NV
5.80%, 09/25/2023 (Acquired 07/29/2015 through 11/13/2015, Cost $3,200,001) (1)	2,965,000	3,254,577
4.13%, 11/21/2023	1,840,000	1,859,890
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	2,934,000	2,994,185
International Lease Finance Corp.
8.75%, 03/15/2017	1,761,000	1,785,214
7.13%, 09/01/2018 (Acquired 07/14/2015, Cost $532,664) (1)	500,000	538,750
4.63%, 04/15/2021	800,000	829,000
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (Acquired 07/29/2015, Cost $2,860,894) (1)	2,900,000	2,677,164
5.71%, 01/15/2026 (Acquired 05/25/2016, Cost $970,508) (1)	1,000,000	953,077
Jackson National Life Global Funding
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $999,687) (1)	1,000,000	1,001,874
Jefferies Group LLC
5.13%, 01/20/2023	3,100,000	3,241,208
JPMorgan Chase & Co.
6.00%, 01/15/2018	1,915,000	1,997,364
2.75%, 06/23/2020	400,000	403,340
2.30%, 08/15/2021	3,693,000	3,621,219
4.50%, 01/24/2022	3,440,000	3,706,204
3.38%, 05/01/2023	4,777,000	4,754,988
2.70%, 05/18/2023	1,850,000	1,808,003
2.11%, 10/24/2023	6,125,000	6,247,310
3.90%, 07/15/2025	1,500,000	1,540,434
2.95%, 10/01/2026	4,235,000	4,036,091
JPMorgan Chase Bank NA
6.00%, 10/01/2017	9,811,000	10,124,275
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	4,451,000	4,534,456
KeyCorp.
2.90%, 09/15/2020	980,000	990,876
Kilroy Realty LP
4.38%, 10/01/2025	1,515,000	1,553,108
Kreditanstalt fuer Wiederaufbau
0.88%, 04/19/2018	1,000,000	994,526
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (Acquired 08/31/2015 through 10/14/2015, Cost $983,426) (1)	1,025,000	973,750
Lazard Group LLC
4.25%, 11/14/2020	2,684,000	2,804,600
LeasePlan Corp. NV
2.50%, 05/16/2018 (Acquired 07/13/2015 through 05/23/2016, Cost $3,331,870) (1)	3,325,000	3,329,346
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (Acquired 07/21/2015 through 06/21/2016, Cost $3,031,160) (1)	3,045,000	3,007,483

	Principal Amount	Value
Liberty Property LP
4.13%, 06/15/2022	2,000,000	2,080,998
Lloyds Banking Group Plc
4.50%, 11/04/2024	2,825,000	2,864,284
4.65%, 03/24/2026	2,700,000	2,731,091
MetLife, Inc.
6.40%, 12/15/2066	1,000,000	1,080,000
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (Acquired 09/08/2016, Cost $6,956,011) (1)	6,965,000	6,856,478
1.95%, 09/15/2021 (Acquired 09/08/2016, Cost $3,269,874) (1)	3,275,000	3,180,847
Metropolitan Life Insurance Co.
7.80%, 11/01/2025 (Acquired 07/07/2016, Cost $2,921,776) (1)	2,250,000	2,827,811
Morgan Stanley
5.45%, 01/09/2017	2,500,000	2,501,230
5.55%, 04/27/2017	1,967,000	1,993,008
5.95%, 12/28/2017	6,145,000	6,395,470
6.63%, 04/01/2018	4,000,000	4,229,552
2.45%, 02/01/2019	1,393,000	1,402,061
7.30%, 05/13/2019	2,000,000	2,227,686
2.80%, 06/16/2020	2,752,000	2,772,582
2.63%, 11/17/2021	2,425,000	2,393,485
4.88%, 11/01/2022	1,263,000	1,352,136
3.75%, 02/25/2023	5,000,000	5,130,595
4.10%, 05/22/2023	3,750,000	3,845,531
3.70%, 10/23/2024	565,000	571,027
5.00%, 11/24/2025	7,275,000	7,761,581
3.88%, 01/27/2026	3,025,000	3,051,336
3.13%, 07/27/2026	900,000	858,560
3.95%, 04/23/2027	5,715,000	5,648,677
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	100,000	98,000
Murray Street Investment Trust I
4.65%, 03/09/2017	4,535,000	4,558,627
Nationwide Building Society
3.90%, 07/21/2025 (Acquired 07/14/2015 through 07/19/2016, Cost $3,364,090) (1)	3,205,000	3,293,679
4.00%, 09/14/2026 (Acquired 09/07/2016 through 09/16/2016, Cost $2,518,043) (1)	2,525,000	2,402,250
Nationwide Mutual Insurance Co.
3.25%, 12/15/2024 (Acquired 09/29/2015, Cost $1,012,944) (1)	1,050,000	1,033,451
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/2022 (Acquired 07/13/2015 through 06/20/2016, Cost $2,976,588) (1)	2,880,000	2,977,200
4.88%, 04/15/2045 (Acquired 07/22/2015 through 08/31/2016, Cost $3,007,185) (1)	3,399,000	2,693,742
New York Life Global Funding
1.55%, 11/02/2018 (Acquired 10/27/2015, Cost $1,998,234) (1)	2,000,000	1,993,888
1.50%, 10/24/2019 (Acquired 10/17/2016, Cost $7,228,237) (1)	7,230,000	7,129,669
2.35%, 07/14/2026 (Acquired 07/11/2016, Cost $2,998,217) (1)	3,000,000	2,791,560
Old Republic International Corp.
4.88%, 10/01/2024	1,600,000	1,665,109
3.88%, 08/26/2026	4,305,000	4,089,065
Post Apartment Homes LP
4.75%, 10/15/2017	91,000	92,390
Pricoa Global Funding I
2.20%, 06/03/2021 (Acquired 05/26/2016, Cost $1,997,497) (1)	2,000,000	1,962,684

	Principal Amount	Value
2.55%, 11/24/2020 (Acquired 11/17/2015, Cost $1,555,000) (1)	1,555,000	1,554,084
Principal Financial Group, Inc.
4.70%, 05/15/2055	1,435,000	1,406,300
Prologis LP
3.75%, 11/01/2025	1,325,000	1,355,880
Protective Life Global Funding
1.50%, 06/08/2018 (Acquired 06/07/2016, Cost $4,000,000) (1)	4,000,000	4,000,540
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $1,948,643) (1)	1,950,000	1,951,308
Quicken Loans, Inc.
5.75%, 05/01/2025 (Acquired 07/22/2015 through 11/12/2015, Cost $787,700) (1)	815,000	792,588
Raymond James Financial, Inc.
5.63%, 04/01/2024	3,306,000	3,677,409
3.63%, 09/15/2026	3,252,000	3,166,749
Reinsurance Group of America, Inc.
5.00%, 06/01/2021	500,000	539,868
4.70%, 09/15/2023	1,000,000	1,059,178
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895,000	857,161
Royal Bank of Canada
1.20%, 09/19/2018	2,840,000	2,836,189
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022	3,025,000	3,213,155
6.00%, 12/19/2023	960,000	996,125
5.13%, 05/28/2024	375,000	373,490
4.80%, 04/05/2026	4,255,000	4,254,047
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	1,530,000	1,467,555
Santander Holdings USA, Inc.
4.50%, 07/17/2025	1,644,000	1,631,627
Santander Issuances SAU
5.18%, 11/19/2025	2,400,000	2,419,445
Santander UK Group Holdings Plc
2.88%, 10/16/2020	1,135,000	1,124,775
2.88%, 08/05/2021	4,430,000	4,331,897
4.75%, 09/15/2025 (Acquired 09/08/2015, Cost $1,022,467) (1)	1,025,000	1,003,476
Santander UK Plc
1.38%, 03/13/2017	1,500,000	1,500,401
5.00%, 11/07/2023 (Acquired 07/13/2015 through 05/24/2016, Cost $3,596,787) (1)	3,492,000	3,552,495
Scottrade Financial Services, Inc.
6.13%, 07/11/2021 (Acquired 05/03/2016 through 10/14/2016, Cost $852,337) (1)	806,000	910,512
Simon Property Group LP
2.50%, 09/01/2020	1,530,000	1,540,406
3.30%, 01/15/2026	1,025,000	1,018,495
Sirius International Group Ltd
4.60%, 11/01/2026 (Acquired 11/21/2016 through 12/08/2016, Cost $997,338) (1)	1,055,000	994,232
SL Green Realty Corp.
5.00%, 08/15/2018	1,963,000	2,044,123
7.75%, 03/15/2020	1,398,000	1,577,288
Societe Generale SA
4.25%, 04/14/2025 (Acquired 07/13/2015 through 08/31/2015, Cost $4,083,906) (1)	4,300,000	4,166,188
4.25%, 04/14/2025	5,550,000	5,377,290
SVB Financial Group
5.38%, 09/15/2020	2,649,000	2,868,184

	Principal Amount	Value
Synchrony Financial
2.60%, 01/15/2019	585,000	587,761
3.00%, 08/15/2019	2,593,000	2,625,467
4.50%, 07/23/2025	3,357,000	3,443,856
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	2,773,000	2,804,706
3.63%, 04/01/2025	4,197,000	4,255,435
Teachers Insurance & Annuity Association of America
4.38%, 09/15/2054 (Acquired 11/09/2015 through 06/02/2016, Cost $4,434,120) (1)	4,500,000	4,415,625
Thomson Reuters Corp.
3.35%, 05/15/2026	325,000	315,255
Toronto-Dominion Bank/The
3.63%, 09/15/2031	395,000	388,099
Trinity Acquisition PLC
3.50%, 09/15/2021	200,000	201,769
UBS AG
4.75%, 05/22/2023	1,853,000	1,890,060
UBS AG/Jersey
7.25%, 02/22/2022	200,000	201,183
UBS Group Funding Jersey Ltd.
4.13%, 09/24/2025 (Acquired 09/21/2015 through 10/13/2016, Cost $2,908,614) (1)	2,825,000	2,875,601
Unum Group
3.00%, 05/15/2021	290,000	288,902
3.88%, 11/05/2025	4,925,000	4,806,938
Ventas Realty LP
1.25%, 04/17/2017	3,500,000	3,498,334
3.25%, 10/15/2026	2,000,000	1,894,708
VEREIT Operating Partnership LP
3.00%, 02/06/2019	800,000	798,000
4.88%, 06/01/2026	2,610,000	2,643,539
Visa, Inc.
4.30%, 12/14/2045	2,880,000	3,033,599
Voya Financial, Inc.
5.65%, 05/15/2053	1,832,000	1,804,520
Wachovia Co.
5.75%, 02/01/2018	5,000,000	5,212,375
WEA Finance LLC / Westfield UK & Europe Finance Plc
1.75%, 09/15/2017 (Acquired 06/03/2016, Cost $3,692,127) (1)	3,690,000	3,692,170
2.70%, 09/17/2019 (Acquired 07/31/2015 through 06/01/2016, Cost $4,807,336) (1)	4,789,000	4,841,645
3.25%, 10/05/2020 (Acquired 09/28/2015 through 01/06/2016, Cost $844,672) (1)	845,000	859,000
3.75%, 09/17/2024 (Acquired 06/28/2016, Cost $1,638,482) (1)	1,570,000	1,585,045
Weingarten Realty Investors
3.25%, 08/15/2026	1,665,000	1,568,402
Wells Fargo & Co.
2.10%, 05/08/2017	1,057,000	1,059,979
2.60%, 07/22/2020	310,000	311,567
2.50%, 03/04/2021	2,500,000	2,479,390
2.10%, 07/26/2021	1,580,000	1,536,010
3.00%, 04/22/2026	6,747,000	6,429,122
5.88%, 12/31/2049	2,036,000	2,137,596
Wells Fargo Bank NA
6.00%, 11/15/2017	2,000,000	2,075,460

	Principal Amount	Value
Welltower, Inc.
4.70%, 09/15/2017	1,971,000	2,013,262
2.25%, 03/15/2018	2,812,000	2,823,656
4.00%, 06/01/2025	4,690,000	4,787,078

		627,841,398

Industrials – 1.99%
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 08/04/2015 through 07/21/2016, Cost $1,625,125) (1)	1,610,000	1,589,051
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (Acquired 06/08/2016 through 10/05/2016, Cost $3,063,705) (1)	2,990,000	2,924,453
Arconic, Inc.
5.87%, 02/23/2022	550,000	588,500
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
3.96%, 12/15/2019 (Acquired 09/21/2015, Cost $395,690) (1)	400,000	406,000
4.16%, 05/15/2021 (Acquired 04/29/2016, Cost $199,075) (1)	200,000	206,000
4.63%, 05/15/2023 (Acquired 05/02/2016, Cost $450,000) (1)	450,000	444,375
Arrow Electronics, Inc.
4.00%, 04/01/2025	2,150,000	2,092,137
Autoridad del Canal de Panama
4.95%, 07/29/2035 (Acquired 09/24/2015, Cost $196,582) (1)	200,000	211,000
Aviation Capital Group Corp.
4.88%, 10/01/2025 (Acquired 06/28/2016 through 08/11/2016, Cost $2,808,468) (1)	2,789,000	2,956,340
Avnet, Inc.
4.63%, 04/15/2026	5,695,000	5,541,281
Ball Corp.
4.38%, 12/15/2020	2,834,000	2,961,530
Brambles USA, Inc.
4.13%, 10/23/2025 (Acquired 10/19/2015, Cost $833,172) (1)	835,000	848,980
CCCI Treasure Ltd.
3.50%, 12/29/2049	200,000	200,665
Clean Harbors, Inc.
5.13%, 06/01/2021	930,000	951,111
CNH Industrial Capital LLC
3.63%, 04/15/2018	1,499,000	1,517,737
CRCC Yupeng Ltd.
3.95%, 02/28/2049	200,000	204,215
Eagle Materials, Inc.
4.50%, 08/01/2026	200,000	199,500
Embraer Overseas Ltd.
5.70%, 09/16/2023 (Acquired 07/13/2015, Cost $1,419,915) (1)	1,350,000	1,410,750
Flex Ltd
5.00%, 02/15/2023	2,095,000	2,232,082
General Electric Co.
5.00%, 12/29/2049	8,886,000	9,221,002
Graphic Packaging International, Inc.
4.13%, 08/15/2024	850,000	811,750
Grinding Media Inc / MC Grinding Media Canada, Inc.
7.38%, 12/15/2023 (Acquired 12/02/2016 through 12/07/2016, Cost $350,000) (1)	350,000	367,710
Jabil Circuit, Inc.
4.70%, 09/15/2022	2,120,000	2,162,400
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (Acquired 09/15/2016, Cost $404,668) (1)	405,000	391,825
Lockheed Martin Corp.
2.90%, 03/01/2025	5,635,000	5,509,571

	Principal Amount	Value
3.55%, 01/15/2026	1,660,000	1,693,716
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,235,000	1,253,355
Masco Corp.
3.50%, 04/01/2021	2,118,000	2,123,295
4.45%, 04/01/2025	4,700,000	4,770,500
4.38%, 04/01/2026	221,000	224,772
NCI Building Systems, Inc.
8.25%, 01/15/2023 (Acquired 07/13/2015 through 07/22/2015, Cost $125,667) (1)	120,000	129,600
Owens Corning
4.20%, 12/15/2022	35,000	36,310
4.20%, 12/01/2024	5,992,000	6,130,583
3.40%, 08/15/2026	1,019,000	966,555
Penske Truck Leasing Co Lp / PTL Finance Corp.
3.38%, 03/15/2018 (Acquired 07/14/2015 through 09/27/2016, Cost $2,281,267) (1)	2,236,000	2,274,862
2.50%, 06/15/2019 (Acquired 07/22/2015 through 06/08/2016, Cost $790,542) (1)	793,000	794,722
4.88%, 07/11/2022 (Acquired 05/31/2016 through 06/21/2016, Cost $1,040,853) (1)	968,000	1,037,695
4.25%, 01/17/2023 (Acquired 07/22/2015, Cost $719,787) (1)	710,000	736,690
Reliance Intermediate Holdings LP
6.50%, 04/01/2023 (Acquired 07/13/2015 through 08/17/2015, Cost $226,915) (1)	220,000	231,550
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	2,871,651
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	300,000	309,375
4.38%, 07/15/2021 (Acquired 06/13/2016, Cost $1,188,648) (1)	1,200,000	1,227,000
Roper Technologies, Inc.
3.00%, 12/15/2020	2,140,000	2,166,151
SBA Communications Corp.
4.88%, 09/01/2024 (Acquired 08/01/2016 through 09/27/2016, Cost $1,164,014) (1)	1,172,000	1,157,350
SBA Tower Trust
2.90%, 10/15/2044 (Acquired 07/14/2015 through 07/30/2015, Cost $1,668,236) (1)	1,650,000	1,661,707
2.88%, 07/15/2046 (Acquired 06/21/2016, Cost $3,000,000) (1)	3,000,000	2,974,440
3.87%, 10/15/2049 (Acquired 09/02/2015, Cost $836,109) (1)	830,000	834,917
Sealed Air Corp.
5.25%, 04/01/2023 (Acquired 10/28/2016, Cost $898,763) (1)	850,000	881,875
5.50%, 09/15/2025 (Acquired 11/29/2016, Cost $881,643) (1)	850,000	877,625
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (Acquired 09/06/2016, Cost $3,245,925) (1)	3,255,000	3,008,121
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	195,000	192,104
Trimble, Inc.
4.75%, 12/01/2024	3,641,000	3,682,861
United Technologies Co.
1.78%, 05/04/2018	5,768,000	5,768,427
Vulcan Materials Co.
7.00%, 06/15/2018	185,000	197,487
7.50%, 06/15/2021	1,640,000	1,931,100
4.50%, 04/01/2025	2,687,000	2,807,915
Wabtec Corp/DE
3.45%, 11/15/2026 (Acquired 10/31/2016 through 12/02/2016, Cost $3,486,747) (1)	3,585,000	3,440,937
Xylem, Inc./NY
3.25%, 11/01/2026	684,000	663,191

		105,008,404

	Principal Amount	Value
Real Estate – 0.79%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	1,827,000	1,821,660
4.60%, 04/01/2022	2,625,000	2,774,423
3.95%, 01/15/2027	2,555,000	2,539,892
4.50%, 07/30/2029	636,000	635,251
American Tower Corp.
3.30%, 02/15/2021	3,098,000	3,130,774
3.45%, 09/15/2021	110,000	111,320
3.50%, 01/31/2023	717,000	718,419
4.40%, 02/15/2026	1,177,000	1,201,118
3.38%, 10/15/2026	3,487,000	3,296,174
Crown Castle International Corp.
4.45%, 02/15/2026	1,550,000	1,601,478
3.70%, 06/15/2026	3,225,000	3,160,884
DDR Corp.
3.63%, 02/01/2025	2,225,000	2,149,659
4.25%, 02/01/2026	5,735,000	5,759,357
HCP, Inc.
4.00%, 12/01/2022	1,900,000	1,953,749
4.00%, 06/01/2025	3,240,000	3,216,591
Howard Hughes Corp./The
6.88%, 10/01/2021 (Acquired 04/26/2016, Cost $457,392) (1)	450,000	474,210
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,308,099
Kimco Realty Corp.
3.40%, 11/01/2022	150,000	152,050
Realty Income Corp.
2.00%, 01/31/2018	5,000,000	5,013,575
Senior Housing Properties Trust
6.75%, 12/15/2021	603,000	674,281

		41,692,964

Technology – 1.76%
Apple, Inc.
1.00%, 05/03/2018	3,000,000	2,988,318
2.10%, 05/06/2019	2,030,000	2,048,747
1.10%, 08/02/2019	2,245,000	2,210,465
2.40%, 05/03/2023	2,780,000	2,703,911
4.38%, 05/13/2045	785,000	804,815
4.65%, 02/23/2046	1,250,000	1,347,091
3.85%, 08/04/2046	1,575,000	1,505,839
Autodesk, Inc.
4.38%, 06/15/2025	4,610,000	4,729,731
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,087,960
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (Acquired 05/17/2016 through 08/03/2016, Cost $6,445,473) (1)	6,315,000	6,832,135
Evolent Health, Inc.
2.00%, 12/01/2021 (Acquired 11/30/2016, Cost $810,000) (1)	810,000	777,094
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	1,990,000	2,058,663
5.00%, 03/15/2022	655,000	673,058
4.50%, 10/15/2022	1,274,000	1,358,350

	Principal Amount	Value
3.00%, 08/15/2026	7,878,000	7,397,348
First Data Corp.
5.38%, 08/15/2023 (Acquired 08/21/2015, Cost $251,889) (1)	250,000	259,375
7.00%, 12/01/2023 (Acquired 10/29/2015 through 06/30/2016, Cost $634,744) (1)	635,000	676,275
5.00%, 01/15/2024 (Acquired 06/02/2016 through 12/14/2016, Cost $2,111,359) (1)	2,100,000	2,111,172
Hewlett Packard Enterprise Co.
5.15%, 10/15/2025 (Acquired 08/15/2016, Cost $3,418,272) (1)	3,440,000	3,534,638
KLA-Tencor Corp.
4.65%, 11/01/2024	2,500,000	2,643,445
Microsoft Corp.
1.10%, 08/08/2019	7,390,000	7,287,323
2.40%, 08/08/2026	3,165,000	2,987,086
3.75%, 02/12/2045	650,000	608,262
4.45%, 11/03/2045	1,100,000	1,169,574
Nuance Communications, Inc.
1.00%, 12/15/2035	3,615,000	3,264,797
NXP BV / NXP Funding LLC
4.13%, 06/15/2020 (Acquired 11/22/2016 through 11/28/2016, Cost $478,847) (1)	459,000	475,065
4.13%, 06/01/2021 (Acquired 05/18/2016, Cost $2,944,306) (1)	2,828,000	2,919,910
3.88%, 09/01/2022 (Acquired 08/08/2016 through 12/22/2016, Cost $5,835,275) (1)	5,747,000	5,818,838
4.63%, 06/01/2023 (Acquired 11/17/2016 through 12/06/2016, Cost $1,783,810) (1)	1,690,000	1,774,500
Oracle Corp.
2.40%, 09/15/2023	3,070,000	2,970,719
Quintiles IMS, Inc.
5.00%, 10/15/2026 (Acquired 09/14/2016 through 10/11/2016, Cost $500,000) (1)	500,000	501,250
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,141,036
4.88%, 06/01/2027	855,000	769,446
5.75%, 12/01/2034	252,000	214,830
TSMC Global Ltd.
1.63%, 04/03/2018 (Acquired 07/13/2015 through 11/16/2016, Cost $7,270,402) (1)	7,271,000	7,241,618
Western Digital Corp.
7.38%, 04/01/2023 (Acquired 03/30/2016 through 06/16/2016, Cost $1,052,276) (1)	1,025,000	1,127,500
10.50%, 04/01/2024 (Acquired 03/30/2016, Cost $512,800) (1)	500,000	591,250

		92,611,434

Utilities – 1.93%
AEP Texas Central Co.
3.85%, 10/01/2025 (Acquired 09/15/2015, Cost $1,486,914) (1)	1,500,000	1,538,025
American Electric Power Co., Inc.
1.65%, 12/15/2017	1,400,000	1,400,382
Black Hills Corp.
2.50%, 01/11/2019	1,555,000	1,560,656
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,214,110
Commonwealth Edison Co.
3.65%, 06/15/2046	3,610,000	3,385,158
Dominion Resources Inc/VA
1.88%, 12/15/2018 (Acquired 12/12/2016, Cost $4,497,934) (1)	4,500,000	4,478,130
Dominion Resources, Inc./VA
2.00%, 08/15/2021	312,000	302,287
3.90%, 10/01/2025	2,480,000	2,528,613
2.85%, 08/15/2026	428,000	400,102

	Principal Amount	Value
Duke Energy Corp.
1.80%, 09/01/2021	839,000	807,446
2.65%, 09/01/2026	4,753,000	4,429,316
3.75%, 09/01/2046	1,420,000	1,275,583
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	898,111
4.20%, 08/15/2045	1,000,000	1,015,466
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (Acquired 07/21/2015, Cost $444,914) (1)	400,000	445,998
5.90%, 12/01/2021 (Acquired 10/01/2015, Cost $1,670,627) (1)	1,500,000	1,676,598
Emera US Finance LP
2.70%, 06/15/2021 (Acquired 06/09/2016, Cost $3,397,038) (1)	3,400,000	3,362,474
Enel Finance International NV
6.00%, 10/07/2039 (Acquired 07/22/2015, Cost $2,778,707) (1)	2,445,000	2,727,129
Entergy Corp.
5.13%, 09/15/2020	1,250,000	1,346,529
Exelon Corp.
2.85%, 06/15/2020	1,890,000	1,909,091
Exelon Generation Co. LLC
2.95%, 01/15/2020	1,925,000	1,946,918
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (Acquired 07/21/2015 through 11/15/2016, Cost $3,653,722) (1)	3,535,000	3,653,129
Florida Power & Light Co.
4.05%, 10/01/2044	350,000	357,869
Indiana Michigan Power Co.
7.00%, 03/15/2019	1,397,000	1,539,013
Indianapolis Power & Light Co.
4.70%, 09/01/2045 (Acquired 09/08/2015, Cost $994,848) (1)	1,000,000	1,051,599
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	1,520,000	1,569,400
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	1,940,032
Jersey Central Power & Light Co
5.65%, 06/01/2017	2,075,000	2,107,501
4.70%, 04/01/2024 (Acquired 12/07/2016 through 12/09/2016, Cost $162,701) (1)	150,000	159,424
4.30%, 01/15/2026 (Acquired 06/28/2016, Cost $1,069,238) (1)	1,000,000	1,033,874
Jersey Central Power & Light Co.
4.80%, 06/15/2018	2,000,000	2,066,816
Kansas City Power & Light Co.
3.65%, 08/15/2025	1,700,000	1,699,694
KeySpan Gas East Corp.
2.74%, 08/15/2026 (Acquired 08/02/2016, Cost $4,500,000) (1)	4,500,000	4,265,518
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	975,375
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	1,000,000	1,004,373
1.65%, 09/01/2018	3,230,000	3,219,286
2.40%, 09/15/2019	793,000	797,131
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/2023 (Acquired 10/19/2016 through 10/20/2016, Cost $609,823) (1)	600,000	619,500
Northern States Power Co./MN
4.00%, 08/15/2045	1,000,000	994,099
NRG Energy, Inc.
6.63%, 03/15/2023	1,275,000	1,278,187

	Principal Amount	Value
Oncor Electric Delivery Co. LLC
5.00%, 09/30/2017	862,000	884,702
Origin Energy Finance Ltd.
3.50%, 10/09/2018 (Acquired 08/05/2015, Cost $1,173,134) (1)	1,160,000	1,173,433
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024	200,000	205,444
5.13%, 05/16/2024	1,300,000	1,335,389
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (Acquired 07/14/2015 through 06/20/2016, Cost $2,183,660) (1)	1,991,000	2,146,638
Public Service Co. of New Mexico
3.85%, 08/01/2025	2,000,000	2,070,632
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,270,348
Sempra Energy
2.85%, 11/15/2020	375,000	377,600
Southern Co Gas Capital Corp.
3.50%, 09/15/2021	3,250,000	3,337,331
Southern Co./The
2.35%, 07/01/2021	3,937,000	3,865,752
2.95%, 07/01/2023	6,090,000	6,003,059
3.25%, 07/01/2026	4,035,000	3,921,201
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,198,538
3.90%, 04/01/2045	400,000	371,812
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	2,850,522

		101,992,343

Total Corporate Bonds (Cost $1,871,319,681)		$1,862,210,516

Government Related – 23.61%
Bay Area Toll Authority
6.26%, 04/01/2049	650,000	$884,773
Bermuda Government International Bond
4.85%, 02/06/2024 (Acquired 05/25/2016, Cost $411,984) (1)	385,000	400,080
California Health Facilities Financing Authority
4.00%, 10/01/2047	2,750,000	2,678,582
City of New York NY
6.27%, 12/01/2037	2,050,000	2,662,479
Commonwealth of Massachusetts
4.91%, 05/01/2029	2,460,000	2,840,045
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040	985,000	1,221,873
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,856,145
Indonesia Government International Bond
3.70%, 01/08/2022 (Acquired 12/01/2016 through 12/13/2016, Cost $269,379) (1)	270,000	270,607
International Bank for Reconstruction & Development
4.50%, 08/03/2017	19,170,000,000	6,289,957
International Finance Corp.
7.80%, 06/03/2019	621,230,000	9,514,659
Metropolitan Transportation Authority
7.34%, 11/15/2039	475,000	690,588
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038	1,000,000	1,196,900

	Principal Amount	Value
Mexican Bonos
4.75%, 06/14/2018	402,132	1,883,722
5.00%, 12/11/2019	1,281,000	5,863,328
6.50%, 06/10/2021	220,550	1,037,470
10.00%, 12/05/2024	1,087,950	6,073,409
5.75%, 03/05/2026	987,571	4,227,085
7.75%, 11/13/2042	615,000	2,922,198
Mexico Government International Bond
4.00%, 10/02/2023	324,000	324,745
3.60%, 01/30/2025	1,060,000	1,021,840
4.13%, 01/21/2026	915,000	907,680
Morocco Government International Bond
4.25%, 12/11/2022 (Acquired 07/22/2015 through 07/30/2015, Cost $505,244) (1)	495,000	504,524
New Jersey Turnpike Authority
7.10%, 01/01/2041	1,000,000	1,399,150
New York City Water & Sewer System
5.75%, 06/15/2041	240,000	302,940
5.95%, 06/15/2042	810,000	1,044,252
5.88%, 06/15/2044	500,000	646,795
New York State Dormitory Authority
3.88%, 07/01/2046	1,650,000	1,538,493
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	400,000	401,520
Province of Manitoba Canada
3.05%, 05/14/2024	430,000	437,634
Province of Ontario Canada
1.20%, 02/14/2018	9,850,000	9,826,547
2.00%, 01/30/2019	6,880,000	6,923,495
2.50%, 09/10/2021	945,000	951,381
South Carolina Public Service Authority
2.39%, 12/01/2023	960,000	932,573
State Board of Administration Finance Corp.
2.16%, 07/01/2019	1,220,000	1,229,870
State of California
5.00%, 08/01/2028	2,060,000	2,464,955
State of Georgia
5.00%, 12/01/2026	815,000	1,006,476
State of Texas
4.68%, 04/01/2040	410,000	466,711
Svensk Exportkredit AB
1.13%, 08/28/2019	6,925,000	6,809,436
U.S. Treasury Inflation Indexed Bonds
0.38%, 07/15/2025(2)	22,017,744	21,894,797
0.63%, 01/15/2026(2)	10,402,199	10,491,897
0.13%, 07/15/2026(2)	34,748,506	33,596,524
0.75%, 02/15/2045(2)	17,774,367	16,718,267
U.S. Treasury Note/Bond
0.50%, 04/30/2017	903,000	902,940
0.50%, 07/31/2017	5,000,000	4,994,895
0.63%, 07/31/2017	22,055,000	22,045,406
0.75%, 04/30/2018	80,780,000	80,507,206
0.88%, 05/31/2018	16,750,000	16,715,445

	Principal Amount	Value
0.63%, 06/30/2018	25,000,000	24,839,700
0.75%, 09/30/2018	21,921,000	21,769,131
0.75%, 10/31/2018	38,040,000	37,759,455
1.00%, 11/30/2018	42,975,000	42,828,498
1.25%, 12/15/2018	11,160,000	11,169,799
1.50%, 12/31/2018	72,885,000	73,292,646
1.50%, 01/31/2019	17,620,000	17,711,307
0.88%, 05/15/2019	34,710,000	34,366,614
1.63%, 07/31/2019	10,856,000	10,927,682
0.88%, 09/15/2019	6,796,000	6,704,186
1.50%, 10/31/2019	10,908,000	10,929,292
1.50%, 11/30/2019	18,495,000	18,524,074
1.38%, 09/30/2020	1,766,000	1,744,691
1.75%, 12/31/2020	18,211,000	18,190,367
1.38%, 01/31/2021	27,352,000	26,892,322
1.13%, 02/28/2021	37,479,000	36,435,885
1.25%, 03/31/2021	27,780,000	27,114,864
1.38%, 04/30/2021	9,300,000	9,114,939
1.38%, 05/31/2021	19,150,000	18,752,178
2.00%, 08/31/2021	5,485,000	5,501,642
1.25%, 10/31/2021	32,565,000	31,546,465
1.75%, 11/30/2021	73,325,000	72,705,110
2.00%, 12/31/2021	90,820,000	91,061,309
1.50%, 01/31/2022	36,480,000	35,619,473
2.00%, 08/15/2025	22,884,000	22,135,098
2.00%, 11/15/2026	71,195,000	68,389,205
3.63%, 02/15/2044	8,768,000	9,697,925
3.13%, 08/15/2044	7,419,000	7,492,218
3.00%, 11/15/2044	4,536,000	4,470,800
3.00%, 05/15/2045(5)	14,385,000	14,157,990
2.50%, 02/15/2046	13,435,000	11,908,986
2.50%, 05/15/2046	21,290,000	18,872,968
2.88%, 11/15/2046	102,569,000	98,783,691
University of California
4.13%, 05/15/2045	190,000	188,499
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2046	2,000,000	1,965,660

Total Government Related (Cost $1,259,139,552)		$1,244,086,963

Mortgage-Backed Obligations – 26.94%
225 Liberty Street Trust 2016-225L
3.60%, 02/12/2036 (Acquired 02/17/2016, Cost $1,062,943) (1)	1,035,000	$1,059,346
7 WTC Depositor LLC Trust
4.08%, 03/13/2031 (Acquired 06/17/2016, Cost $381,905) (1)	374,764	379,708
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	1,075,669	1,100,727
6.00%, 12/25/2033	324,296	324,889
Alternative Loan Trust 2005-61
1.14%, 12/25/2035	85,822	69,498
Alternative Loan Trust 2006-HY12
2.97%, 08/25/2036	506,802	479,365
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/12/2030 (Acquired 10/28/2013 through 09/26/2016, Cost $1,481,597) (1)	1,430,000	1,436,458

	Principal Amount	Value
Banc of America Commercial Mortgage Trust 2007-3
5.55%, 06/10/2049	1,626,035	1,647,614
Banc of America Commercial Mortgage Trust 2007-5
5.49%, 02/10/2051	1,664,526	1,693,149
Banc of America Funding 2007-6 Trust
1.04%, 07/25/2037	145,455	123,845
1.05%, 07/25/2037	132,620	112,998
Banc of America Funding 2015-R7 Trust
1.46%, 09/26/2046 (Acquired 07/27/2015 through 09/25/2015, Cost $2,299,831) (1)	2,392,797	2,313,181
Banc of America Funding 2015-R8 Trust
1.38%, 11/27/2046 (Acquired 09/28/2015, Cost $3,247,543) (1)	3,438,586	3,265,432
BBCMS Trust 2013-TYSN
3.76%, 09/08/2032 (Acquired 11/18/2016, Cost $1,736,782) (1)	1,650,000	1,725,485
Bear Stearns ALT-A Trust 2005-8
1.30%, 10/25/2035	671,339	618,380
Bear Stearns ARM Trust 2003-3
3.02%, 05/25/2033	1,117,198	1,111,057
CIM Trust
2.53%, 10/25/2057 (Acquired 10/20/2016, Cost $8,278,308) (1)	8,319,332	8,414,766
Citigroup Commercial Mortgage Trust 2012-GC8
1.81%, 09/12/2045	2,000,000	2,002,250
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/12/2048	1,700,000	1,725,179
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/12/2058	340,000	353,690
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/17/2048	670,000	697,644
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/12/2049	595,000	609,982
COBALT CMBS Commercial Mortgage Trust 2007-C2
5.57%, 04/17/2047	238,691	238,915
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (Acquired 01/22/2016, Cost $770,303) (1)	720,000	778,176
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/15/2046	1,830,000	1,952,124
COMM 2013-SFS Mortgage Trust
2.99%, 04/13/2035 (Acquired 10/28/2013, Cost $1,485,340) (1)	1,445,000	1,438,785
COMM 2014-277P Mortgage Trust
3.61%, 08/12/2049 (Acquired 05/10/2016, Cost $788,114) (1)	735,000	760,472
COMM 2014-CCRE19 Mortgage Trust
4.88%, 08/10/2047	1,195,000	1,181,250
COMM 2014-LC15 Mortgage Trust
4.01%, 04/12/2047	1,250,000	1,325,433
Comm 2014-UBS2 Mortgage Trust
4.98%, 03/12/2047	800,000	824,034
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2055	2,020,000	2,093,631
COMM 2015-CCRE25 Mortgage Trust
3.76%, 08/10/2048	320,000	333,403
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/13/2048	905,000	930,064
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	537,359

	Principal Amount	Value
3.15%, 07/12/2050	890,000	912,729
4.29%, 07/12/2050	1,075,000	1,107,885
4.59%, 07/12/2050	440,000	433,083
COMM 2016-787S Mortgage Trust
3.55%, 02/12/2036 (Acquired 02/19/2016, Cost $780,518) (1)	760,000	775,376
COMM 2016-CCRE28 Mortgage Trust
3.65%, 02/12/2049	394,484	395,850
3.76%, 02/12/2049	565,000	586,112
Core Industrial Trust 2015-TEXW
3.85%, 02/10/2034 (Acquired 09/07/2016, Cost $3,052,385) (1)	2,960,473	2,969,971
3.85%, 02/10/2034 (Acquired 06/08/2016, Cost $516,793) (1)	542,000	524,155
Cosmopolitan Hotel Trust 2016-COSMO
2.80%, 11/15/2033 (Acquired 11/04/2016, Cost $641,000) (1)	641,000	644,214
4.20%, 11/15/2033 (Acquired 11/04/2016, Cost $836,000) (1)	836,000	840,714
5.35%, 11/15/2033 (Acquired 11/04/2016, Cost $1,234,000) (1)	1,234,000	1,242,091
Countrywide Asset-Backed Certificates
1.56%, 11/25/2035	4,020,664	3,990,539
Credit Suisse First Boston Mortgage Securities Corp.
5.75%, 11/25/2033	162,707	169,968
CSAIL 2015-C4 Commercial Mortgage Trust
3.81%, 11/18/2048	295,000	306,704
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	828,632
CSMC Trust 2015-GLPB
3.64%, 11/17/2034 (Acquired 12/04/2015 through 11/15/2016, Cost $5,098,347) (1)	4,860,000	5,058,805
3.81%, 11/17/2034 (Acquired 12/04/2015, Cost $571,515) (1)	560,000	577,103
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2
1.16%, 04/25/2035	1,645,019	1,437,237
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/12/2035 (Acquired 09/15/2015, Cost $217,599) (1)	215,000	220,878
Fannie Mae Connecticut Avenue Securities
5.31%, 02/25/2025	2,423,698	2,557,523
2.91%, 09/25/2028	535,120	540,684
2.11%, 01/25/2029	257,555	258,138
2.06%, 04/25/2029	2,253,470	2,257,935
2.06%, 05/25/2029	288,150	288,437
Fannie Mae Pool
3.54%, 10/01/2020	1,250,000	1,311,174
3.92%, 10/01/2020	255,731	271,086
3.31%, 11/01/2020	3,870,000	4,033,920
3.77%, 12/01/2020	1,771,862	1,868,600
4.28%, 01/01/2021	1,378,957	1,475,504
4.38%, 06/01/2021	5,885,306	6,359,693
4.30%, 07/01/2021	2,948,667	3,157,538
3.68%, 10/01/2021	1,174,146	1,241,926
3.02%, 04/01/2022	2,226,348	2,295,514
6.00%, 08/01/2022	504,630	539,719
2.40%, 10/01/2022	1,297,880	1,289,653
2.28%, 11/01/2022	1,630,834	1,616,887
3.95%, 10/01/2024	713,912	758,845
2.81%, 04/01/2025	980,000	972,693
3.89%, 08/01/2025	1,470,000	1,557,563
4.15%, 12/01/2025	1,410,000	1,521,239

	Principal Amount	Value
3.00%, 01/15/2026 (3)	10,205,000	10,468,289
2.74%, 03/01/2026	1,535,000	1,506,838
4.59%, 08/01/2026	1,158,678	1,274,143
2.50%, 09/01/2026	8,173,490	8,308,204
3.40%, 11/01/2026	2,816,779	2,893,066
4.19%, 11/01/2026	1,186,425	1,287,142
3.47%, 12/01/2026	3,000,000	3,080,538
3.00%, 01/01/2027	2,052,160	2,109,496
2.96%, 05/01/2027	2,226,933	2,214,295
4.00%, 05/01/2027	1,663,884	1,756,665
2.50%, 10/01/2027	804,284	814,026
2.50%, 11/01/2027	908,836	911,193
2.50%, 12/01/2027	886,309	888,600
2.50%, 12/01/2027	829,741	831,888
2.50%, 01/15/2028(3)	16,590,000	16,608,249
2.50%, 02/01/2028	1,080,107	1,082,905
3.28%, 02/01/2028	2,355,000	2,365,227
2.50%, 03/01/2028	1,088,454	1,091,284
2.91%, 04/01/2028	2,020,000	1,988,470
2.82%, 05/01/2028	2,260,220	2,207,747
2.50%, 06/01/2028	2,502,300	2,508,794
2.50%, 07/01/2028	903,605	905,946
2.68%, 08/01/2028	4,220,000	3,999,381
3.00%, 10/01/2028	661,041	678,735
2.61%, 11/01/2028	3,300,000	3,102,130
4.08%, 01/01/2029	1,427,988	1,544,049
4.00%, 03/01/2029	441,849	468,604
4.00%, 07/01/2029	439,552	464,044
5.00%, 01/01/2030	1,060,358	1,154,400
3.55%, 02/01/2030	1,595,000	1,651,972
3.00%, 05/01/2030	324,541	333,213
2.50%, 07/01/2030	1,687,204	1,691,241
2.50%, 07/01/2030	937,459	939,702
2.50%, 08/01/2030	2,417,308	2,423,092
3.55%, 08/01/2030	1,560,328	1,607,581
3.00%, 09/01/2030	3,796,583	3,900,141
3.00%, 12/01/2030	1,362,835	1,399,731
3.43%, 02/01/2031	2,755,000	2,801,713
2.97%, 05/01/2031	2,925,000	2,829,793
2.50%, 10/01/2031	128,155	128,449
3.00%, 04/01/2033	12,367	12,343
3.50%, 05/01/2033	15,664,602	16,262,054
3.00%, 06/01/2033	21,631	21,590
3.00%, 10/01/2033	3,235,431	3,299,193
6.00%, 03/01/2034	3,500,197	4,024,831
5.50%, 05/01/2034	3,001,759	3,366,144
5.50%, 07/01/2034	740,129	830,436
4.50%, 12/01/2034	1,027,044	1,104,508
4.50%, 11/01/2035	610,321	659,549
5.00%, 02/01/2036	2,415,751	2,637,562
6.00%, 06/01/2036	24,227	27,471
5.50%, 07/01/2036	286,780	321,243
6.00%, 07/01/2038	2,267,780	2,583,878

	Principal Amount	Value
6.00%, 10/01/2038	150,823	170,813
5.50%, 12/01/2039	592,459	662,663
5.50%, 03/01/2040	3,432,425	3,843,935
5.00%, 05/01/2040	60,860	66,312
6.50%, 05/01/2040	891,940	1,033,200
5.00%, 06/01/2040	18,940	20,666
4.50%, 08/01/2040	174,838	188,406
4.50%, 09/01/2040	68,205	73,486
4.00%, 11/01/2040	153,979	162,076
4.00%, 11/01/2040	569,777	600,882
4.00%, 12/01/2040	370,899	391,194
4.00%, 01/01/2041	281,848	296,724
4.50%, 01/01/2041	12,336,302	13,451,132
4.50%, 01/01/2041	41,265	44,534
3.50%, 01/15/2041(3)	59,380,000	60,822,934
4.00%, 01/15/2041(3)	2,500,000	2,627,000
4.50%, 01/15/2041(3)	8,900,000	9,569,280
4.00%, 02/01/2041	1,239,844	1,308,716
4.00%, 02/01/2041	282,513	298,041
4.50%, 02/01/2041	613,643	662,551
4.50%, 04/01/2041	145,394	156,698
5.50%, 06/01/2041	664,664	752,781
4.50%, 08/01/2041	73,923	79,730
5.00%, 08/01/2041	609,346	667,746
4.00%, 09/01/2041	565,627	596,847
4.50%, 11/01/2041	5,257,792	5,734,332
4.50%, 11/01/2041	1,253,963	1,351,303
4.00%, 01/01/2042	80,661	84,915
4.00%, 01/01/2042	4,806,503	5,073,053
4.00%, 02/01/2042	133,018	140,352
5.50%, 02/01/2042	2,670,330	2,975,836
5.00%, 03/01/2042	989,409	1,082,855
3.50%, 06/01/2042	99,933	103,006
3.50%, 06/01/2042	154,679	159,443
3.50%, 07/01/2042	133,986	138,092
3.50%, 08/01/2042	278,981	287,575
4.50%, 08/01/2042	28,023,009	30,359,604
4.50%, 11/01/2042	318,400	344,966
2.50%, 12/01/2042	370,147	353,831
3.50%, 12/01/2042	1,653,627	1,702,509
3.50%, 12/01/2042	1,225,077	1,262,824
2.50%, 01/01/2043	5,503,461	5,260,993
2.50%, 01/01/2043	1,103,391	1,054,691
3.00%, 01/01/2043	18,846	18,716
3.50%, 01/01/2043	412,293	424,983
3.00%, 01/15/2043(3)	21,545,000	21,387,722
3.00%, 02/01/2043	21,847	21,697
3.00%, 03/01/2043	17,741	17,619
3.00%, 03/01/2043	33,873	33,641
3.00%, 03/01/2043	171,757	170,575
3.50%, 03/01/2043	1,716,314	1,769,309
2.50%, 04/01/2043	488,262	466,711
3.00%, 04/01/2043	1,190,231	1,189,052

	Principal Amount	Value
3.00%, 04/01/2043	19,613	19,478
3.50%, 04/01/2043	146,149	150,559
3.00%, 05/01/2043	913,890	912,984
3.00%, 06/01/2043	17,495,755	17,478,410
3.50%, 06/01/2043	219,518	226,080
3.50%, 06/01/2043	2,955,847	3,044,935
3.50%, 06/01/2043	1,320,788	1,360,450
3.50%, 07/01/2043	207,874	214,125
3.50%, 07/01/2043	299,851	308,893
3.50%, 07/01/2043	273,332	281,635
3.50%, 07/01/2043	175,460	180,757
3.50%, 07/01/2043	161,939	166,823
3.50%, 07/01/2043	180,559	186,006
3.00%, 08/01/2043	442,565	439,521
3.00%, 08/01/2043	253,691	252,341
3.00%, 08/01/2043	11,944,283	11,932,431
3.50%, 08/01/2043	185,722	191,305
3.50%, 08/01/2043	156,597	161,331
3.50%, 09/01/2043	187,251	192,854
3.50%, 09/01/2043	431,291	444,139
3.50%, 09/01/2043	239,679	246,883
3.50%, 09/01/2043	205,819	211,987
3.50%, 09/01/2043	186,764	192,314
3.50%, 09/01/2043	286,829	295,501
3.50%, 09/01/2043	750,852	773,632
4.00%, 09/01/2043	3,169,329	3,330,823
3.50%, 10/01/2043	3,400,112	3,501,688
5.50%, 10/01/2043	1,112,856	1,264,492
4.00%, 12/01/2043	5,971,216	6,273,790
3.50%, 01/01/2044	733,965	756,116
3.50%, 01/01/2044	269,619	277,928
3.00%, 02/01/2044	58,626	58,315
3.50%, 03/01/2044	340,253	350,458
4.50%, 06/01/2044	4,193,895	4,523,342
4.50%, 06/01/2044	1,033,277	1,110,962
3.50%, 07/01/2044	1,415,281	1,457,827
4.50%, 08/01/2044	1,236,083	1,329,175
3.00%, 09/01/2044	93,276	92,634
5.00%, 11/01/2044	5,704,223	6,252,672
4.50%, 02/01/2045	1,131,443	1,216,884
3.00%, 04/01/2045	43,511	43,212
3.00%, 05/01/2045	1,939,303	1,927,735
3.50%, 05/01/2045	1,453,824	1,493,779
4.00%, 05/01/2045	21,103,284	22,406,058
4.50%, 05/01/2045	1,060,414	1,159,944
3.00%, 06/01/2045	7,174,103	7,133,349
4.50%, 06/01/2045	570,169	623,023
3.00%, 07/01/2045	8,582,427	8,543,823
3.50%, 07/01/2045	4,274,659	4,387,115
4.00%, 07/01/2045	1,779,894	1,871,359
5.00%, 07/01/2045	1,234,931	1,349,466
4.00%, 09/01/2045	278,835	293,172
4.50%, 09/01/2045	19,159,312	20,783,141
3.50%, 10/01/2045	591,040	606,578

	Principal Amount	Value
4.00%, 10/01/2045	2,244,657	2,376,141
4.50%, 10/01/2045	2,258,519	2,461,642
4.50%, 10/01/2045	1,118,960	1,233,660
3.50%, 11/01/2045	7,900,538	8,098,606
3.50%, 12/01/2045	581,708	599,177
3.50%, 12/01/2045	2,189,007	2,243,889
4.00%, 12/01/2045	802,436	851,970
4.00%, 12/01/2045	263,706	278,101
4.00%, 12/01/2045	1,865,837	1,971,160
4.00%, 12/01/2045	1,855,678	1,956,905
3.50%, 01/01/2046	150,411	154,185
4.00%, 01/01/2046	689,257	730,034
4.00%, 01/01/2046	20,549,512	21,763,724
4.50%, 02/01/2046	5,411,021	5,820,049
4.50%, 02/01/2046	1,781,955	1,943,010
4.50%, 02/01/2046	754,401	819,467
4.00%, 03/01/2046	2,391,599	2,527,113
4.50%, 03/01/2046	5,716,841	6,146,653
3.50%, 04/01/2046	4,819,674	4,940,638
4.00%, 04/01/2046	11,582,115	12,310,752
4.50%, 04/01/2046	1,894,194	2,077,500
3.50%, 05/01/2046	1,391,928	1,428,678
4.00%, 05/01/2046	23,539,209	24,937,858
4.00%, 06/01/2046	765,314	811,986
4.50%, 06/01/2046	976,734	1,060,702
3.50%, 07/01/2046	2,073,936	2,133,014
3.50%, 07/01/2046	2,054,331	2,115,890
4.00%, 07/01/2046	902,648	957,953
4.50%, 07/01/2046	1,349,188	1,463,230
2.50%, 08/01/2046	1,999,999	1,903,587
3.00%, 08/01/2046	789,976	785,108
3.00%, 08/01/2046	175,063	174,128
3.50%, 08/01/2046	14,139,488	14,514,558
2.50%, 09/01/2046	540,491	514,438
3.00%, 09/01/2046	203,397	201,996
4.00%, 09/01/2046	22,715,000	23,889,405
4.50%, 09/01/2046	7,740,865	8,331,444
3.00%, 10/01/2046	21,999,980	21,864,419
4.00%, 10/01/2046	573,605	607,865
3.00%, 11/01/2046	1,737,790	1,727,082
3.00%, 11/01/2046	849,817	844,581
3.00%, 11/01/2046	2,250,184	2,236,319
3.00%, 11/01/2046	7,587,219	7,540,467
2.50%, 12/01/2046	44,509	42,364
3.00%, 12/01/2046	4,000,000	3,975,352
3.00%, 12/01/2046	879,225	873,807
3.00%, 01/01/2047	6,385,224	6,349,557
Fannie Mae REMICS
1.26%, 05/25/2046	4,101,509	4,096,318
1.26%, 09/25/2046	1,787,861	1,777,920
1.26%, 09/25/2046	1,433,971	1,431,373
1.21%, 10/25/2046	854,167	849,205

	Principal Amount	Value
1.21%, 11/25/2046	1,692,457	1,681,683
1.26%, 11/25/2046	957,147	951,085
1.04%, 01/25/2047	270,000	269,537
Four Times Square Trust Commercial Mortgage Pass-Through Certificates Series 200
5.40%, 12/13/2028 (Acquired 11/15/2016, Cost $569,661) (1)	514,040	564,543
Freddie Mac Gold Pool
2.50%, 07/01/2030	2,021,570	2,026,218
3.00%, 03/01/2031	1,262,055	1,295,553
2.50%, 12/01/2031	16,933,391	16,972,319
8.00%, 04/01/2032	326,823	412,734
5.50%, 08/01/2041	11,397,543	12,939,083
4.00%, 09/01/2041	20,015,059	21,268,035
5.00%, 11/01/2041	1,853,464	2,025,273
5.00%, 03/01/2042	615,275	683,736
4.50%, 07/01/2042	1,177,699	1,266,680
3.00%, 02/01/2043	119,321	119,082
3.00%, 02/01/2043	1,146,961	1,145,733
3.00%, 03/01/2043	43,239	43,152
3.00%, 03/01/2043	22,378	22,333
3.50%, 10/01/2043	1,277,705	1,314,409
3.50%, 01/01/2044	1,491,064	1,534,393
4.50%, 05/01/2044	655,765	712,149
4.00%, 01/01/2045	3,140,048	3,321,966
3.50%, 06/01/2045	982,792	1,009,983
4.50%, 06/01/2045	1,124,640	1,230,652
4.00%, 07/01/2045	1,075,244	1,129,316
3.50%, 08/01/2045	5,242,798	5,396,095
3.50%, 10/01/2045	17,130,526	17,596,781
4.00%, 11/01/2045	19,876,266	20,875,856
4.00%, 12/01/2045	6,517,472	6,889,036
4.00%, 02/01/2046	902,014	957,989
4.50%, 02/01/2046	17,056,637	18,503,442
4.50%, 02/01/2046	1,102,608	1,206,786
3.50%, 03/01/2046	16,129,626	16,568,765
3.50%, 03/01/2046	10,802,190	11,062,814
3.50%, 04/01/2046	1,143,420	1,171,072
4.00%, 04/01/2046	2,267,537	2,381,927
3.50%, 05/01/2046	907,991	931,123
3.50%, 05/01/2046	10,025,866	10,268,429
4.00%, 05/01/2046	9,676,940	10,166,070
4.50%, 05/01/2046	1,174,938	1,280,860
3.00%, 06/01/2046	10,224,436	10,156,501
3.50%, 06/01/2046	11,726,649	12,011,019
4.50%, 06/01/2046	1,408,445	1,527,914
3.50%, 07/01/2046	4,131,291	4,249,266
3.00%, 08/01/2046	12,187,797	12,106,718
3.50%, 08/01/2046	15,887,259	16,324,689
3.50%, 08/01/2046	20,205,213	20,695,677
3.00%, 09/01/2046	2,629,616	2,612,114
3.00%, 10/01/2046	8,043,253	7,989,707
3.00%, 11/01/2046	3,742,527	3,717,612
3.00%, 12/01/2046	2,623,458	2,605,993
3.00%, 01/01/2047	12,680,000	12,595,586

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass Through Certificates
1.08%, 07/25/2020	1,396,151	1,397,999
1.16%, 07/25/2020	1,608,565	1,610,860
3.51%, 04/25/2030	1,415,000	1,450,004
Freddie Mac REMICS
1.20%, 09/15/2046	1,291,903	1,291,796
1.15%, 10/15/2046	432,508	429,568
1.20%, 10/15/2046	695,596	695,255
1.20%, 10/15/2046	397,442	397,168
Freddie Mac Structured Agency Credit Risk Debt Notes
2.96%, 02/26/2024	600,000	613,816
2.23%, 04/25/2024	2,655,906	2,677,692
2.98%, 08/26/2024	187,266	187,802
3.41%, 10/25/2024	2,724,113	2,747,224
3.16%, 01/27/2025	347,502	348,896
2.96%, 03/25/2025	1,113,642	1,123,437
2.71%, 05/27/2025	720,000	730,754
2.61%, 10/25/2027	950,000	963,603
3.18%, 12/27/2027	2,441,204	2,487,893
3.41%, 03/27/2028	733,828	748,619
3.61%, 04/25/2028	5,645,000	5,807,911
3.56%, 05/25/2028	580,000	595,322
3.66%, 07/25/2028	325,000	334,559
2.58%, 12/26/2028	955,000	963,889
1.56%, 03/26/2029	647,930	648,588
FREMF 2015-K48 Mortgage Trust
3.64%, 08/25/2048 (Acquired 09/16/2015, Cost $485,092) (1)	535,000	513,351
GAHR Commercial Mortgage Trust 2015-NRF
3.38%, 12/15/2019 (Acquired 07/13/2015, Cost $1,242,408) (1)	1,250,000	1,242,350
Ginnie Mae I Pool
7.50%, 08/15/2033	522,180	609,763
5.50%, 02/15/2039	386,472	435,498
5.00%, 09/15/2039	73,184	81,326
5.00%, 10/15/2039	619,213	683,037
5.00%, 12/15/2039	871,783	960,893
5.00%, 02/15/2040	111,767	125,497
5.00%, 02/15/2040	111,767	125,552
5.00%, 06/15/2040	341,414	375,887
4.50%, 05/15/2041	804,552	907,966
3.00%, 10/15/2042	313,002	316,509
3.00%, 12/15/2042	47,415	48,088
3.50%, 12/15/2042	17,200	17,944
3.50%, 01/15/2043	22,238	23,197
3.00%, 05/15/2043	162,710	165,021
3.00%, 06/15/2043	15,202	15,417
3.00%, 06/15/2043	15,090	15,303
3.50%, 10/15/2043	89,379	93,457
4.50%, 05/15/2044	14,331,435	15,696,014
5.00%, 07/15/2044	318,240	354,758
4.50%, 09/15/2045	311,105	337,435
4.00%, 07/15/2046	3,376,843	3,658,541
4.50%, 08/15/2046	9,263,349	10,147,181

	Principal Amount	Value
Ginnie Mae II Pool
6.00%, 02/20/2034	209,134	242,818
5.00%, 05/20/2040	350,978	386,569
5.00%, 06/20/2040	185,205	205,123
5.00%, 08/20/2040	142,039	156,341
5.00%, 09/20/2040	118,892	130,863
3.00%, 07/20/2042	632,968	643,147
3.50%, 08/20/2042	31,697	33,080
3.50%, 09/20/2042	5,381,210	5,615,928
2.50%, 12/20/2042	290,313	282,535
3.50%, 12/20/2042	12,829	13,388
3.00%, 01/15/2043(3)	18,600,000	18,819,480
3.50%, 01/15/2043(3)	18,400,000	19,113,920
3.50%, 02/20/2043	34,989	36,516
3.50%, 05/20/2043	16,789	17,520
2.50%, 06/20/2043	355,220	345,775
3.50%, 09/20/2043	235,926	246,195
3.50%, 10/20/2044	76,820	80,474
5.00%, 12/20/2044	463,641	522,051
2.50%, 01/20/2045	2,586,219	2,516,383
3.50%, 05/20/2045	27,139	28,272
5.50%, 06/20/2045	555,994	623,212
4.00%, 09/20/2045	362,650	385,255
3.50%, 10/20/2045	132,781	138,428
3.50%, 10/20/2045	175,980	183,499
4.00%, 10/20/2045	1,835,457	1,951,650
4.00%, 11/20/2045	1,411,890	1,499,898
4.00%, 12/20/2045	7,323,959	7,780,486
4.50%, 01/20/2046	1,550,178	1,655,515
3.50%, 02/20/2046	2,064,459	2,150,823
3.50%, 02/20/2046	1,059,269	1,105,104
3.50%, 03/20/2046	3,734,817	3,883,962
3.50%, 04/20/2046	4,478,951	4,657,815
3.00%, 05/20/2046	122,327	124,244
3.00%, 05/20/2046	44,399	45,036
3.50%, 05/20/2046	11,283,909	11,734,529
3.50%, 05/20/2046	24,744	25,779
3.50%, 05/20/2046	24,724	25,758
3.50%, 05/20/2046	123,371	128,524
4.00%, 05/20/2046	2,575,011	2,735,520
4.50%, 05/20/2046	2,236,131	2,388,079
3.00%, 06/20/2046	220,216	223,261
3.50%, 06/20/2046	6,591,895	6,855,143
3.50%, 06/20/2046	136,688	142,406
3.00%, 07/20/2046	206,141	209,084
3.00%, 07/20/2046	287,638	291,781
3.00%, 07/20/2046	113,775	115,559
3.00%, 07/20/2046	74,347	75,412
3.00%, 07/20/2046	393,699	399,345
3.00%, 07/20/2046	209,317	212,318
3.00%, 08/20/2046	149,289	151,432
3.00%, 08/20/2046	91,003	92,248
3.00%, 08/20/2046	172,693	175,400
3.00%, 09/20/2046	93,495	94,837

	Principal Amount	Value
3.00%, 09/20/2046	91,525	92,778
3.50%, 09/20/2046	2,471,071	2,570,318
3.00%, 10/20/2046	4,078,240	4,132,289
3.50%, 10/20/2046	577,183	600,341
3.00%, 11/20/2046	9,254,687	9,377,339
3.00%, 12/20/2046	393,000	398,208
Government National Mortgage Association
3.50%, 03/20/2039 IO	1,866,045	162,989
3.50%, 05/20/2043 IO	395,203	80,941
GS Mortgage Securities Corp. Trust 2013-NYC5
3.65%, 01/10/2030 (Acquired 08/20/2015, Cost $331,273) (1)	330,000	335,300
GS Mortgage Securities Trust 2011-GC3
5.63%, 03/11/2044 (Acquired 09/11/2015, Cost $362,883) (1)	340,000	347,244
GS Mortgage Securities Trust 2011-GC5
5.40%, 08/10/2044 (Acquired 01/25/2016, Cost $219,613) (1)	220,000	218,346
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/13/2045	2,420,000	2,436,752
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/13/2048	540,000	550,240
3.91%, 10/13/2048	170,000	174,285
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/12/2049	935,000	924,111
HarborView Mortgage Loan Trust 2006-12
0.90%, 12/19/2036	450,657	389,644
Hilton USA Trust 2013-HLT
4.41%, 11/05/2030 (Acquired 07/22/2015 through 06/07/2016, Cost $5,818) (1)	5,773	5,748
4.45%, 11/05/2030 (Acquired 08/26/2015, Cost $1,372,076) (1)	1,366,000	1,367,787
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
4.01%, 10/05/2031 (Acquired 10/13/2016, Cost $610,561) (1)	602,000	598,414
3.55%, 10/07/2031 (Acquired 10/13/2016, Cost $405,493) (1)	394,000	396,756
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20
5.79%, 02/12/2051	632,020	641,699
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (Acquired 07/14/2015 through 09/18/2015, Cost $2,359,392) (1)	2,195,000	2,302,714
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3
4.72%, 02/16/2046 (Acquired 08/25/2015, Cost $1,200,816) (1)	1,100,000	1,178,834
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6
2.21%, 05/15/2045	93,376	93,332
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
3.45%, 07/15/2036 (Acquired 09/28/2015, Cost $250,000) (1)	250,000	251,557
5.20%, 07/15/2036 (Acquired 09/28/2015 through 02/23/2016, Cost $884,312) (1)	887,000	892,540
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.62%, 09/05/2032 (Acquired 10/07/2015, Cost $562,789) (1)	590,000	570,563
JP Morgan Chase Commercial Mortgage Securities Trust 2016-ATRM
2.96%, 10/06/2028 (Acquired 02/04/2016, Cost $829,114) (1)	830,000	834,082
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
2.87%, 08/15/2049	3,300,000	3,195,317
3.40%, 08/15/2049	565,000	550,773
JP Morgan Resecuritization Trust Series 2014-6
0.74%, 07/27/2046 (Acquired 08/18/2015 through 09/18/2015, Cost $2,798,344) (1)	2,933,923	2,834,744
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/15/2047	1,450,000	1,510,858
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/19/2048	1,200,000	1,147,602

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.09%, 07/15/2048	15,000	15,409
3.82%, 07/15/2048	3,795,000	3,949,657
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/17/2048	5,065,000	5,263,702
LB-UBS Commercial Mortgage Trust 2006-C1
5.28%, 02/15/2041	4,463,879	4,464,100
LB-UBS Commercial Mortgage Trust 2007-C1
5.48%, 02/15/2040	1,702,329	1,703,816
LB-UBS Commercial Mortgage Trust 2007-C2
5.43%, 02/15/2040	1,970,482	1,974,475
LB-UBS Commercial Mortgage Trust 2007-C7
6.25%, 09/15/2045	485,951	489,959
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.74%, 04/25/2029	1,499,552	1,467,443
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (Acquired 08/15/2016, Cost $573,424) (1)	570,002	567,025
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5
1.97%, 08/17/2045	5,469,396	5,480,100
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
1.86%, 02/16/2046	1,493,434	1,498,118
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/16/2047	974,000	1,014,217
4.46%, 08/16/2047	1,140,000	1,185,807
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 08/15/2047	3,035,000	3,145,387
4.04%, 08/16/2047	45,000	46,338
4.35%, 05/15/2048	85,000	86,194
4.35%, 05/15/2048	55,000	50,259
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
3.64%, 10/19/2048	305,000	312,481
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
3.75%, 12/17/2047	775,000	802,516
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/17/2049	3,220,000	3,079,004
Morgan Stanley Capital I Trust 2007-IQ14
5.69%, 04/15/2049	1,379,435	1,382,522
Morgan Stanley Resecuritization Trust 2013-R10
2.97%, 01/26/2051 (Acquired 07/24/2015, Cost $1,404,018) (1)	1,392,874	1,382,306
MortgageIT Trust 2005-2
1.42%, 05/25/2035	892,895	842,994
Nomura Resecuritization Trust 2015-7R
2.73%, 08/26/2036 (Acquired 08/20/2015, Cost $2,006,988) (1)	1,985,031	2,029,903
Palisades Center Trust
2.71%, 04/14/2033 (Acquired 04/20/2016, Cost $640,000) (1)	640,000	636,857
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/13/2032 (Acquired 01/19/2016 through 05/03/2016, Cost $1,662,993) (1)	1,565,000	1,638,085
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055 (Acquired 12/16/2016, Cost $347,076) (1)	375,000	347,003
Sequoia Mortgage Trust 2003-2
1.22%, 06/20/2033	1,500,995	1,418,478
Sequoia Mortgage Trust 2004-9
1.97%, 10/20/2034	2,574,808	2,466,555

	Principal Amount	Value
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/08/2043 (Acquired 05/03/2016, Cost $1,328,792) (1)	1,375,000	1,349,320
Starwood Retail Property Trust 2014-STAR
3.20%, 11/15/2027 (Acquired 07/22/2015 through 09/08/2015, Cost $2,206,282) (1)	2,206,000	2,174,181
STRU TCW-1072 COLL
3.22%, 01/25/2027 (8)	3,565,000	3,567,228
STRU TCW-1073 COLL
3.22%, 01/25/2027 (8)	3,565,000	3,567,228
Structured Adjustable Rate Mortgage Loan Trust
2.94%, 03/25/2034	994,151	990,552
Structured Asset Mortgage Investments Trust 2003-AR3
1.42%, 11/19/2033	1,319,892	1,256,866
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (Acquired 07/23/2015, Cost $432,371) (1)	432,255	435,821
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (Acquired 09/25/2015, Cost $512,772) (1)	512,956	514,233
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (Acquired 10/23/2015, Cost $470,350) (1)	469,608	470,537
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (Acquired 03/18/2016, Cost $452,335) (1)	452,850	453,711
3.00%, 02/25/2055 (Acquired 03/18/2016, Cost $548,698) (1)	548,465	549,034
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (Acquired 05/20/2016, Cost $344,292) (1)	344,291	343,427
Towd Point Mortgage Trust 2016-3
2.25%, 08/25/2055 (Acquired 07/22/2016, Cost $568,527) (1)	569,321	564,529
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (Acquired 09/27/2016, Cost $1,092,898) (1)	1,088,389	1,076,609
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056 (Acquired 12/07/2016, Cost $3,568,138) (1)	3,570,000	3,551,634
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/11/2063 (Acquired 10/21/2016, Cost $1,135,350) (1)	1,135,000	1,111,964
4.89%, 05/11/2063 (Acquired 07/24/2015, Cost $2,760,272) (1)	2,750,000	2,620,563
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047	5,786,863	5,838,202
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.97%, 02/15/2051	2,959,578	2,967,285
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
5.68%, 05/17/2046	3,250,661	3,274,175
5.94%, 05/15/2046	455,129	456,180
WaMu Mortgage Pass-Through Certificates Series 2005-AR1 Trust
1.54%, 01/25/2045	241,665	215,063
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
1.08%, 08/25/2045	3,356,698	3,223,287
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
1.05%, 10/25/2045	3,626,869	3,469,531
1.25%, 10/25/2045	281,286	240,028
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
1.02%, 11/25/2045	4,552,759	4,246,886
WaMu Mortgage Pass-Through Certificates Series 2005-AR19 Trust
1.11%, 12/25/2045	1,756,182	1,646,731
1.26%, 12/25/2045	220,332	199,647
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
1.09%, 01/25/2045	8,522,326	8,154,429

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Series 2005-AR8
1.22%, 07/25/2045	845,184	757,824
Wells Fargo Commercial Mortgage Trust 2014-TISH
2.79%, 02/15/2027 (Acquired 11/14/2016, Cost $1,392,986) (1)	1,399,000	1,403,019
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	1,280,000	1,321,988
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.77%, 07/17/2058	2,980,000	3,098,345
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 09/17/2048	500,000	519,173
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/17/2049	1,135,000	1,111,874
WF-RBS Commercial Mortgage Trust 2011-C2
5.60%, 02/18/2044 (Acquired 09/02/2015 through 08/04/2016, Cost $2,273,803) (1)	2,130,000	2,178,568
WFRBS Commercial Mortgage Trust 2011-C5
5.67%, 11/18/2044 (Acquired 01/26/2016, Cost $119,964) (1)	115,000	121,948
WFRBS Commercial Mortgage Trust 2012-C7
4.83%, 06/16/2045 (Acquired 11/23/2015 through 12/03/2015, Cost $353,810) (1)	360,000	337,445
WFRBS Commercial Mortgage Trust 2013-C18
3.65%, 12/17/2046	320,000	334,138
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/17/2057	4,250,000	4,429,697

Total Mortgage-Backed Obligations (Cost $1,435,589,584)		$1,419,512,053

Total Bonds & Notes (Cost $4,998,896,828)		$4,957,891,556

Bank Loans – 1.74%
Americold Realty Operating Partnership LP
5.75%, 12/01/2022	323,375	$326,408
Ancestry.COM T/L (10/16)
5.25%, 10/13/2023	2,525,000	2,547,876
AOT Bedding 10/16 1ST LIEN T/L
4.50%, 10/20/2023	1,450,000	1,464,950
Aramark Services, Inc.
3.35%, 09/09/2019	1,502,009	1,516,098
3.50%, 02/24/2021	2,586,701	2,608,403
Asurion LLC
4.02%, 07/08/2020	474,458	478,164
8.50%, 03/03/2021	1,175,000	1,193,365
5.00%, 08/04/2022	2,211,327	2,239,521
Avago Technologies
3.70%, 02/01/2023	7,398,217	7,499,943
Axalta Coatings
3.50%, 02/03/2020	3,416,390	3,448,435
Charter Communications
3.02%, 07/01/2020	553,697	556,006
3.02%, 12/31/2020	2,029,229	2,037,122
Charter Communications 12/16 T/L 1
3.01%, 01/15/2024	3,257,385	3,274,258
CHI Doors Holdings Corp.
4.50%, 07/29/2022	1,169,088	1,169,579
Commscope
3.27%, 12/29/2022	2,301,294	2,320,855

	Principal Amount	Value
DigitalGlobe T/L B (12/16)
3.51%, 12/22/2023	350,000	352,188
Eastern Power LLC
5.00%, 09/24/2021	1,275,000	1,285,200
Examworks
4.75%, 07/27/2023	1,097,250	1,103,197
First Data 2022 C DOLLAR T/L
3.76%, 07/08/2022	2,558,041	2,584,158
Flex Acquisition T/L (HILEX POLY)(NOVOLEX)
4.25%, 12/15/2023	825,000	831,872
HCA, Inc.
3.75%, 02/15/2024	3,288,758	3,326,282
Hilton Worldwide
3.26%, 10/25/2023	6,789,927	6,862,918
Hilton Worldwide Finance LLC
3.50%, 10/26/2020	162,690	164,023
HUB International Ltd.
4.00%, 10/02/2020	1,763,129	1,775,559
Intelsat Jackson Holdings SA
3.75%, 06/28/2019	420,000	405,518
J.C. Penny
5.25%, 06/23/2023	1,234,375	1,239,004
Jo-Ann Stores
6.26%, 10/23/2023	600,000	604,002
Landry’s Inc
4.00%, 10/04/2023	2,989,000	3,016,230
Level 3 Finance TLB-2
4.00%, 01/15/2020	366,000	370,758
Level 3 Financing, Inc.
3.50%, 05/31/2022	5,873,000	5,939,071
Lions Gate Entertainment T/L B (10/16)
3.75%, 10/13/2023	1,850,000	1,859,250
Match Group, Inc.
4.20%, 11/16/2022	251,563	255,021
Mission Broadcasting, Inc.
3.00%, 09/26/2023	114,955	115,852
MPH Acquisition Holdings LLC
5.00%, 06/07/2023	231,988	235,842
Nexstar Broadcasting, Inc.
3.00%, 09/26/2023	1,290,045	1,300,121
Nielsen Finance
3.15%, 10/04/2023	3,274,263	3,308,381
Nord Anglia Education Finance LLC
5.00%, 03/21/2021	1,811,069	1,835,971
Petsmart, Inc.
4.00%, 03/10/2022	1,262,312	1,265,468
Rackspace T/L B
4.50%, 10/26/2023	600,000	607,248
RCN Cable T/L
3.75%, 12/11/2023	379,348	381,666
Scientific Games
6.00%, 10/18/2020	1,168,974	1,183,832

	Principal Amount	Value
Shearer’s Foods
5.25%, 06/29/2021 (6)(8)	578,120	579,566
4.94%, 06/30/2021	496,193	494,332
T-Mobile USA, Inc.
3.52%, 11/30/2022	2,553,654	2,582,919
Tumi Holdings, Inc.
3.28%, 04/13/2021	557,000	556,538
Uber Technologies
5.00%, 07/13/2023	1,745,625	1,747,807
Univision Communications
4.00%, 03/01/2020	837,329	841,516
US Renal Care, Inc.
5.25%, 12/30/2022	1,612,782	1,503,919
Valeant Pharmaceuticals International, Inc.
5.25%, 08/05/2020	765,482	763,139
5.50%, 04/01/2022	449,034	449,120
Western Digital
4.52%, 04/28/2023	1,074,600	1,091,052
YUM! Brands
3.49%, 06/16/2023	6,347,746	6,431,092

Total Bank Loans (Cost $91,464,864)		$91,930,615

	Shares	Value
PREFERRED STOCKS – 0.21%
Consumer, Non-cyclical – 0.02%
Allergan plc	262	$199,764
Teva Pharmaceutical Industries Ltd	1,242	801,090

		1,000,854

Financials – 0.18%
Citigroup Capital XIII	153,150	3,954,333
Discover Financial Services	102,575	2,634,126
Morgan Stanley	56,596	1,530,356
Morgan Stanley	37,469	1,054,003

		9,172,818

Industrials – 0.01%
General Electric Capital Corp.	26,350	647,156

Total Preferred Stocks (Cost $11,199,412)		$10,820,828

SHORT-TERM INVESTMENTS – 8.95%
Money Market Funds – 7.29%
Fidelity Institutional Money Market Government Funds - Class I, 0.39% (4)(7)	194,970,144	$194,970,144
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.37% (4)(7)	189,059,665	189,059,665

		384,029,809

	Principal Amount	Value
Certificate of Deposit – 0.05%
Credit Suisse AG/New York NY, 1.75%	$2,940,000	2,943,984

Commercial Paper – 0.09%
Enbridge Energy Partners LP	3,140,000	3,136,113
Ford Credit Co. LLC	1,490,000	1,471,808

		4,607,921

U.S. Treasury Bills – 1.52%
U.S. Treasury Bill, 0.00%, 04/06/2017 (5)	1,525,000	1,522,924

	Principal Amount	Value
U.S. Treasury Bill, 0.00%, 11/09/2017	28,252,000	28,058,163
U.S. Treasury Bill, 0.00%, 3/16/2017	15,716,000	15,700,284
U.S. Treasury Bill, 0.00%, 6/22/2017	25,296,000	25,222,009
U.S. Treasury Bill, 0.00%, 1/12/2017	9,425,000	9,424,058

		79,927,438

Total Short-Term Investments (Cost $471,513,901)		$471,509,152

TOTAL INVESTMENTS IN SECURITIES – 104.98%
(Cost $5,573,075,005)		$5,532,152,151
LIABILITIES IN EXCESS OF OTHER ASSETS – (4.98)%		(262,274,125)

TOTAL NET ASSETS – 100.00%		$5,269,878,026

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $683,775,297, which represents 12.98% of total net assets.

(2)	Inflation protected security. The value of these securities total $82,701,485 which represents 1.57% of total net assets.

(3)	Delayed delivery purchase commitment security. The value of these securities total $159,416,874, which represents 3.03% of total net assets.

(4)	Partially assigned as collateral for certain delayed delivery securities.

(5)	Partially assigned as collateral for certain futures and swap contracts. The value of the pledged issues total $3,395,379, which represents 0.06% of total net assets.

(6)	Security is treated as illiquid by the Fund. The value of this security totals $579,566, which represents 0.01% of the total net assets.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

(8)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $10,389,375, which represents 0.20% of total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(307)	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2017	$(38,237,798)	$(38,154,344)	$83,454
206	U.S. 2 Year Note Future	Goldman Sachs	Mar. 2017	44,683,020	44,637,625	(45,395)
595	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2017	70,166,820	70,010,117	(156,703)
60	U.S. Ultra Bond Future	Goldman Sachs	Mar. 2017	9,702,753	9,615,000	(87,753)
207	U.S. Long Bond Future	Goldman Sachs	Mar. 2017	31,350,544	31,185,844	(164,700)
(239)	U.S. 10 Year Ultra Bond Future	Goldman Sachs	Mar. 2017	(32,098,320)	(32,040,938)	57,382
232	U.S. 2 Year Note Future	Citigroup	Mar. 2017	50,288,271	50,271,500	(16,771)
889	U.S. 5 Year Note Future	Citigroup	Mar. 2017	104,934,228	104,603,352	(330,876)

						$(661,362)

Forward Foreign Currency Exchange Contracts

Over the Counter

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at December 31, 2016	Unrealized (Depreciation)
Mexican Peso, Expiring 01/20/17	Canadian Imperial Bank of Commerce	MXN	8,145,000	$392,124	$391,615	$(509)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at December 31, 2016	Unrealized Appreciation
Mexican Peso, Expiring 01/20/17	Royal Bank of Canada	MXN	(27,765,000)	$(1,495,613)	$(1,334,953)	$160,660
Mexican Peso, Expiring 01/20/17	Royal Bank of Canada	MXN	(30,430,000)	(1,488,820)	(1,463,088)	25,732
Mexican Peso, Expiring 01/20/17	Royal Bank of Canada	MXN	(98,055,000)	(5,198,616)	(4,714,527)	484,089

				(8,183,049)	(7,512,568)	670,481

				$(7,790,925)	$(7,120,953)	$669,972

Centrally Cleared Credit Default Swaps—Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Paid	Unrealized Appreciation
J.P. Morgan	Markit CDX North America High Yield Index Series 27	5.00%	12/20/2021	3.63%	$5,300,000	$308,785	$19,083

Over-the-Counter Credit Default Swaps—Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Markit CMBX North America AAA CDSI Series 9	0.50%	09/17/2058	1.09%	$4,000,000	$(193,164)	$105,288
Goldman Sachs	Markit CDX North America Emerging Markets Index Series 26	1.00%	12/20/2021	2.34	3,400,000	(205,477)	(7,963)

					$7,400,000	$(398,641)	$97,325

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
Municipal Bonds – 96.08%
Alabama – 1.04%
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	$1,500,000	$1,639,665
5.25%, 10/01/2048	1,650,000	1,834,321
5.50%, 10/01/2053	715,000	803,181
Industrial Development Board of the City of Mobile Alabama
1.65%, 06/01/2034	600,000	600,570
1.63%, 07/15/2034	11,500,000	11,497,010
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,586,280
5.00%, 03/01/2029	1,000,000	1,096,060
Selma Industrial Development Board
5.80%, 05/01/2034	2,275,000	2,525,887
5.38%, 12/01/2035	215,000	236,272
Water Works Board of the City of Birmingham/The
5.00%, 01/01/2023	430,000	495,906

		22,315,152

Alaska – 0.21%
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,340,960

Arizona – 2.47%
Arizona Health Facilities Authority
5.25%, 01/01/2018	1,500,000	1,560,450
5.00%, 01/01/2020	2,000,000	2,186,020
5.00%, 02/01/2042	2,000,000	2,076,980
City of Phoenix AZ
4.00%, 07/01/2022	900,000	995,103
City of Phoenix Civic Improvement Corp.
5.25%, 07/01/2017	2,750,000	2,809,180
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,421,254
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,524,100
Glendale Industrial Development Authority
5.00%, 12/01/2027	1,000,000	1,035,130
5.00%, 12/01/2032	1,050,000	1,086,886
Industrial Development Authority of the City of Phoenix/The
0.90%, 12/01/2035	7,300,000	7,298,978
Maricopa County Industrial Development Authority
5.00%, 01/01/2020	375,000	409,879
5.00%, 01/01/2021	350,000	390,775
5.75%, 01/01/2036 (Acquired 10/20/2016, Cost $98,849)(1)(2)(4)	100,000	89,976
6.00%, 01/01/2048 (Acquired 10/20/2016, Cost $335,000) (1)(2)(4)	335,000	298,974
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	224,630

	Principal Amount	Value
5.00%, 07/01/2026	600,000	705,498
Mohave County Unified School District No 20 Kingman
5.00%, 07/01/2024	1,800,000	2,080,332
Peoria Industrial Development Authority
5.00%, 11/15/2019	170,000	172,999
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	3,861,095

		53,228,239

Arkansas – 0.05%
Arkansas State University
4.00%, 03/01/2019	500,000	525,210
4.00%, 03/01/2020	525,000	558,936

		1,084,146

California – 4.66%
Abag Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,476,423
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,229,565
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,708,250
5.00%, 10/01/2037	2,000,000	2,163,240
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,320,358
1.25%, 10/01/2036	2,500,000	2,416,050
California Municipal Finance Authority
5.25%, 11/01/2029	170,000	185,358
California State Public Works Board
4.00%, 05/01/2017	11,315,000	11,430,752
5.00%, 05/01/2018	8,200,000	8,604,096
5.00%, 05/01/2018	7,065,000	7,413,163
5.00%, 11/01/2037	235,000	259,135
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,156,419
0.66%, 08/15/2036	1,055,000	1,055,000
5.00%, 05/15/2040	400,000	420,740
5.38%, 11/01/2049	100,000	101,683
Campbell Union High School District
5.00%, 08/01/2021	275,000	280,844
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	440,539
City of San Jose CA
0.95%, 12/01/2017	5,000,000	4,989,300
Foothill-De Anza Community College District
5.00%, 04/01/2035	250,000	276,287
5.00%, 04/01/2036	200,000	220,602
Golden State Tobacco Securitization Corp.
4.50%, 06/01/2027	3,785,000	3,760,019
5.00%, 06/01/2040	2,000,000	2,180,260
5.75%, 06/01/2047	4,000,000	3,828,200
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,403,688
5.00%, 12/01/2030	2,520,000	2,932,650

	Principal Amount	Value
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,014,551
5.00%, 08/01/2028	1,000,000	1,178,290
5.00%, 08/01/2029	775,000	906,052
5.00%, 08/01/2030	2,530,000	2,934,800
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,070,710
Orchard School District
0.00%, 08/01/2022	2,940,000	2,554,272
Port of Los Angeles
4.00%, 08/01/2017	1,000,000	1,017,820
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	987,508
Sacramento Municipal Utility District
5.00%, 08/15/2028	1,475,000	1,826,124
State of California
5.00%, 08/01/2017	5,000,000	5,117,850
5.00%, 09/01/2018	4,000,000	4,247,000
5.00%, 08/01/2019	1,000,000	1,087,710
5.00%, 08/01/2023	3,000,000	3,517,350
5.00%, 08/01/2027	620,000	735,239
5.00%, 08/01/2030	3,500,000	4,136,125
1.19%, 12/01/2031	750,000	737,933
4.00%, 09/01/2035	3,625,000	3,754,231

		101,076,186

Colorado – 1.13%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,466,703
Colorado Health Facilities Authority
4.00%, 01/01/2019	225,000	229,268
4.00%, 01/01/2020	250,000	255,227
5.00%, 02/01/2020	1,210,000	1,303,364
5.00%, 12/01/2022	1,855,000	2,031,244
5.00%, 01/01/2024	125,000	132,711
5.00%, 01/01/2026	100,000	105,554
5.00%, 01/01/2031	100,000	102,399
5.25%, 02/01/2031	2,250,000	2,417,625
5.00%, 01/01/2037	125,000	125,269
5.00%, 10/01/2038	630,000	696,074
1.67%, 10/01/2039	2,000,000	1,978,020
5.25%, 01/01/2040	540,000	581,288
5.25%, 01/01/2045	510,000	547,582
6.13%, 12/01/2045 (Acquired 11/20/2015, Cost $276,213) (1)	275,000	284,221
5.00%, 09/01/2046	1,000,000	1,107,260
Denver Convention Center Hotel Authority
4.00%, 12/01/2020	500,000	528,115
5.00%, 12/01/2022	1,650,000	1,838,661
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	1,862,028
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	706,373
5.50%, 12/01/2046	1,500,000	1,499,865
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	853,816

	Principal Amount	Value
5.00%, 12/01/2046	1,880,000	1,862,629
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	471,875
University of Colorado
5.00%, 06/01/2047	500,000	566,505

		24,553,676

Connecticut – 4.18%
City of Hartford CT
5.00%, 04/01/2018	2,885,000	2,940,392
5.00%, 08/15/2019	1,700,000	1,813,849
5.00%, 07/15/2021	3,300,000	3,627,327
5.00%, 07/15/2022	2,250,000	2,493,338
5.00%, 07/15/2023	2,000,000	2,229,240
5.00%, 07/15/2026	2,430,000	2,708,089
City of New Haven CT
5.00%, 08/15/2023	900,000	1,001,484
5.00%, 08/15/2026	325,000	365,050
5.00%, 08/15/2029	2,000,000	2,265,680
5.00%, 08/15/2031	1,000,000	1,122,360
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,771,995
Connecticut State Health & Educational Facility Authority
1.00%, 07/01/2042	10,000,000	9,818,100
1.00%, 07/01/2042	18,000,000	17,672,580
2.00%, 07/01/2042	1,000,000	944,160
5.00%, 07/01/2043	1,750,000	1,756,545
4.00%, 07/01/2046	880,000	851,840
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (Acquired 11/25/2015, Cost $944,548) (1)(2)(4)	955,000	926,455
State of Connecticut
5.00%, 08/01/2019	20,380,000	21,974,327
5.00%, 09/01/2022	5,725,000	6,472,055
5.00%, 08/01/2031	4,625,000	5,244,704
Town of Hamden CT
5.00%, 08/15/2026	500,000	571,600
Town of Stratford CT
2.50%, 01/03/2018	1,000,000	1,011,150

		90,582,320

Delaware – 0.31%
County of Sussex DE
5.00%, 01/01/2036	1,500,000	1,548,825
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	545,670
5.00%, 09/01/2036	500,000	515,815
5.00%, 09/01/2046	700,000	713,930
Delaware State Health Facilities Authority
0.76%, 10/01/2038	3,400,000	3,400,000

		6,724,240

District of Columbia – 0.67%
District of Columbia
0.80%, 11/01/2042	8,000,000	8,000,000
Metropolitan Washington Airports Authority
5.00%, 10/01/2019	1,400,000	1,512,910

	Principal Amount	Value
5.00%, 10/01/2023	850,000	975,324
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
6.50%, 10/01/2041	2,000,000	2,559,980
Washington Metropolitan Area Transit Authority
4.00%, 07/01/2019	1,425,000	1,475,117

		14,523,331

Florida – 6.20%
Alachua County Health Facilities Authority
5.00%, 12/01/2044	1,350,000	1,441,624
6.38%, 11/15/2049	300,000	323,688
City of Jacksonville FL
5.00%, 10/01/2021	1,165,000	1,316,602
5.00%, 10/01/2024	1,185,000	1,393,145
City of Lakeland FL Department of Electric Utilities
5.00%, 10/01/2017	5,200,000	5,351,476
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,515,005
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,183,695
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	2,435,000	2,786,492
5.00%, 10/01/2029	500,000	559,215
5.00%, 10/01/2042	110,000	121,028
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,076,803
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,168,450
5.00%, 10/01/2024	1,770,000	2,044,509
County of Miami-Dade FL Aviation Revenue
5.75%, 10/01/2020	615,000	682,933
5.25%, 10/01/2021	3,000,000	3,089,970
5.25%, 10/01/2022	5,000,000	5,149,950
5.00%, 10/01/2031	3,000,000	3,275,970
5.00%, 10/01/2035	1,000,000	1,063,880
County of Miami-Dade Seaport Department
0.75%, 10/01/2050	4,000,000	4,000,000
Florida Department of Environmental Protection
5.00%, 07/01/2018	5,000,000	5,275,700
5.00%, 07/01/2019	300,000	324,789
Florida’s Turnpike Enterprise
5.00%, 07/01/2017	2,000,000	2,039,700
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000,000	2,256,200
5.00%, 10/01/2033	2,000,000	2,236,860
Hernando County School District
5.00%, 07/01/2024	805,000	929,775
5.00%, 07/01/2025	1,000,000	1,164,370
Jacksonville Housing Finance Authority
0.85%, 08/01/2018	1,500,000	1,480,755
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	4,888,224
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,668,790

	Principal Amount	Value
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	896,416
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,000,000	2,184,560
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,351,375
5.00%, 07/01/2030	1,225,000	1,412,890
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	385,000	396,088
Orange County Health Facilities Authority
5.00%, 01/01/2020	1,000,000	1,065,690
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,153,430
Orlando-Orange County Expressway Authority
5.00%, 07/01/2017	2,105,000	2,146,700
Palm Beach County Health Facilities Authority
7.50%, 06/01/2049	100,000	116,292
Palm Beach County School District
5.00%, 08/01/2030	4,520,000	5,151,082
5.00%, 08/01/2032	3,000,000	3,378,030
Reedy Creek Improvement District
5.00%, 06/01/2021	1,855,000	2,091,865
5.00%, 06/01/2023	2,740,000	3,188,867
School Board of Miami-Dade County/The
5.00%, 05/01/2025	3,000,000	3,472,350
5.00%, 02/01/2030	500,000	563,655
5.00%, 05/01/2031	5,000,000	5,680,150
School District of Broward County/FL
5.00%, 07/01/2021	4,000,000	4,485,320
Seminole Tribe of Florida, Inc.
5.50%, 10/01/2024 (Acquired 09/15/2015 through 09/30/2015, Cost $3,578,156) (1)	3,500,000	3,578,330
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,359,713
5.00%, 05/01/2021	2,035,000	2,277,572
State of Florida
5.00%, 06/01/2017	2,500,000	2,541,575
5.00%, 06/01/2018	3,500,000	3,687,810
5.00%, 06/01/2019	1,210,000	1,310,273
5.00%, 06/01/2019	1,320,000	1,429,388
5.00%, 07/01/2019	3,500,000	3,798,165
5.00%, 07/01/2023	2,630,000	3,085,174
5.00%, 07/01/2024	2,460,000	2,923,833
State of Florida Lottery Revenue
5.00%, 07/01/2018	4,915,000	5,188,274
5.00%, 07/01/2020	2,000,000	2,217,620
5.00%, 07/01/2020	315,000	349,051

		134,291,136

Georgia – 1.70%
Burke County Development Authority
1.75%, 12/01/2049	200,000	200,312
City of Atlanta GA
5.00%, 01/01/2017	375,000	375,000
5.00%, 01/01/2018	315,000	326,762

	Principal Amount	Value
5.00%, 01/01/2019	225,000	240,100
5.00%, 01/01/2020	275,000	299,403
City of Atlanta GA Water & Wastewater Revenue
5.50%, 11/01/2017	3,010,000	3,118,059
5.00%, 11/01/2021	1,000,000	1,142,170
City of East Point GA
4.00%, 08/01/2017	340,000	344,236
4.00%, 08/01/2018	400,000	411,188
5.00%, 08/01/2019	955,000	1,014,353
5.00%, 08/01/2020	415,000	447,876
5.00%, 08/01/2021	250,000	273,783
Georgia Housing & Finance Authority
1.40%, 06/01/2018	750,000	749,010
Gwinnett County School District
5.00%, 02/01/2032	1,000,000	1,042,110
Main Street Natural Gas, Inc.
5.00%, 03/15/2018	2,000,000	2,070,900
Monroe County Development Authority
2.35%, 10/01/2048	500,000	499,435
Municipal Electric Authority of Georgia
5.00%, 01/01/2019	1,000,000	1,068,530
5.00%, 01/01/2020	2,095,000	2,290,505
5.00%, 01/01/2020	2,980,000	3,258,094
4.00%, 01/01/2021	350,000	376,848
5.00%, 01/01/2022	250,000	283,535
5.00%, 01/01/2023	250,000	287,713
Peach County Development Authority
1.20%, 10/01/2018	2,000,000	1,988,360
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,087,701
5.00%, 10/01/2032	1,300,000	1,524,107
5.00%, 04/01/2044	800,000	833,456
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	129,452
Savannah Housing Authority
1.15%, 07/01/2019	3,700,000	3,662,593
State of Georgia
5.00%, 02/01/2018	3,035,000	3,163,805
5.00%, 07/01/2026	2,625,000	3,226,099

		36,735,495

Guam – 0.07%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,562,865

Hawaii – 0.11%
City & County of Honolulu HI
5.00%, 10/01/2029	2,000,000	2,357,580

Idaho – 0.45%
Idaho Health Facilities Authority
5.00%, 12/01/2020	2,900,000	3,224,075
5.00%, 03/01/2034	3,155,000	3,408,567
Idaho Housing & Finance Association
0.80%, 04/01/2017	3,150,000	3,147,984

		9,780,626

	Principal Amount	Value
Illinois – 8.87%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,003,780
0.00%, 12/01/2025	265,000	173,093
5.00%, 12/01/2041	785,000	633,228
5.25%, 12/01/2041	3,000,000	2,387,910
5.00%, 12/01/2042	200,000	155,010
6.50%, 12/01/2046	100,000	91,441
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,499,700
5.00%, 01/01/2027	1,800,000	2,027,394
5.00%, 01/01/2032	2,000,000	2,133,440
5.00%, 01/01/2034	1,000,000	1,058,570
5.00%, 01/01/2046	300,000	328,629
Chicago O’Hare International Airport
5.00%, 01/01/2021	500,000	553,385
5.00%, 01/01/2022	700,000	784,168
5.00%, 01/01/2022	520,000	572,411
5.00%, 01/01/2022	500,000	560,280
5.00%, 01/01/2023	1,000,000	1,136,460
5.00%, 01/01/2025	415,000	467,916
5.00%, 01/01/2030	2,000,000	2,244,520
5.00%, 01/01/2030	2,000,000	2,188,540
5.00%, 01/01/2031	700,000	762,944
5.00%, 01/01/2032	1,300,000	1,411,280
5.00%, 01/01/2042	500,000	535,685
Chicago Park District
5.00%, 01/01/2017	1,000,000	1,000,000
Chicago Transit Authority
5.25%, 06/01/2024	2,000,000	2,185,220
5.00%, 06/01/2026	8,275,000	9,122,691
City of Chicago IL
4.25%, 01/01/2020	465,000	485,153
5.00%, 01/01/2020	3,500,000	3,526,145
5.25%, 01/01/2021	1,565,000	1,572,011
5.00%, 01/01/2022	460,000	501,888
5.00%, 01/01/2023	1,535,000	1,610,921
5.00%, 01/01/2026	425,000	453,518
5.00%, 01/01/2027	500,000	529,690
5.25%, 01/01/2027	2,435,000	2,383,183
5.00%, 01/01/2028	865,000	893,813
5.00%, 01/01/2035	750,000	693,787
5.50%, 01/01/2035	1,000,000	976,570
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,067,860
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2028	1,530,000	1,660,325
5.00%, 01/01/2029	1,300,000	1,401,582
5.00%, 01/01/2033	2,000,000	2,128,580
5.00%, 01/01/2039	1,000,000	1,049,660
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	995,767
5.00%, 11/01/2021	1,500,000	1,654,950

	Principal Amount	Value
5.00%, 11/01/2024	1,150,000	1,284,607
5.00%, 11/01/2024	250,000	279,263
5.00%, 11/01/2033	500,000	540,600
County of Cook IL
5.25%, 11/15/2022	405,000	441,681
5.00%, 11/15/2023	2,500,000	2,827,750
5.00%, 11/15/2025	2,500,000	2,773,900
5.00%, 11/15/2026	1,000,000	1,061,120
5.00%, 11/15/2026	1,390,000	1,550,267
5.25%, 11/15/2028	1,035,000	1,113,360
5.00%, 11/15/2029	1,000,000	1,096,150
5.00%, 11/15/2030	500,000	545,500
Illinois Finance Authority
5.50%, 02/15/2017	2,000,000	2,010,040
4.00%, 05/15/2023	500,000	499,700
5.00%, 11/15/2023	750,000	863,948
5.00%, 05/15/2024	350,000	404,667
5.25%, 11/15/2026	50,000	50,056
5.00%, 03/01/2027	400,000	463,616
5.00%, 03/01/2028	450,000	517,293
5.00%, 07/01/2030	275,000	311,622
5.00%, 11/15/2030	2,000,000	2,214,220
5.25%, 08/15/2031	500,000	544,860
0.72%, 07/01/2032	9,500,000	9,500,000
4.75%, 05/15/2033	960,000	929,174
5.00%, 02/15/2034	1,890,000	1,947,399
5.00%, 11/15/2034	3,000,000	3,237,810
5.00%, 08/15/2035	600,000	624,600
5.00%, 08/15/2035	100,000	106,395
4.00%, 02/15/2036	300,000	261,324
5.00%, 02/15/2036	170,000	172,825
5.00%, 07/01/2036	325,000	359,921
5.25%, 11/15/2036	50,000	50,020
5.00%, 05/15/2037	1,050,000	1,064,984
5.00%, 08/15/2037	1,000,000	1,036,250
5.00%, 11/15/2038	3,795,000	4,056,703
8.00%, 05/15/2040	500,000	558,940
5.00%, 02/15/2041	1,530,000	1,543,219
5.00%, 08/15/2044	200,000	207,934
5.00%, 11/15/2045	2,500,000	2,673,300
8.00%, 05/15/2046	1,500,000	1,673,835
5.00%, 12/01/2046	5,000,000	5,280,100
5.25%, 05/15/2047	280,000	277,046
Illinois Housing Development Authority
1.10%, 06/01/2018	2,500,000	2,481,825
Illinois Sports Facilities Authority/The
5.00%, 06/15/2017	750,000	760,395
5.25%, 06/15/2032	1,735,000	1,902,653
Illinois State Toll Highway Authority
5.00%, 01/01/2038	2,700,000	2,948,643
5.00%, 01/01/2041	10,625,000	11,703,969
Kane County School District No 129 West Aurora
5.00%, 02/01/2026	1,000,000	1,139,050

	Principal Amount	Value
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,132,030
5.00%, 01/01/2027	2,200,000	2,473,900
McCormick Place Metropolitan Pier & Exposition
0.00%, 06/15/2018	605,000	582,839
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	809,500
0.00%, 01/15/2025	1,000,000	778,100
0.00%, 01/15/2026	1,000,000	748,150
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2020	430,000	459,941
5.00%, 12/15/2026	2,000,000	2,095,940
5.00%, 12/15/2028	2,400,000	2,474,832
0.00%, 12/15/2033	5,970,000	2,699,157
0.00%, 12/15/2034	1,000,000	426,920
5.25%, 06/15/2050	3,275,000	3,332,607
Northern Illinois Municipal Power Agency
5.00%, 12/01/2018	125,000	132,919
5.00%, 12/01/2019	150,000	163,126
5.00%, 12/01/2020	1,025,000	1,134,665
5.00%, 12/01/2022	1,575,000	1,770,568
State of Illinois
5.00%, 01/01/2017	1,145,000	1,145,000
5.00%, 02/01/2018	200,000	205,254
5.50%, 08/01/2018	1,955,000	2,040,512
5.00%, 02/01/2019	425,000	438,829
5.00%, 02/01/2020	425,000	440,143
5.00%, 02/01/2021	425,000	441,137
5.50%, 07/01/2024	1,000,000	1,054,000
5.00%, 02/01/2025	425,000	434,376
5.00%, 05/01/2025	3,000,000	3,064,350
5.00%, 06/01/2025	880,000	895,673
5.50%, 07/01/2025	400,000	422,060
5.00%, 06/01/2026	125,000	126,302
5.00%, 02/01/2028	1,000,000	1,007,840
5.00%, 03/01/2028	5,130,000	5,150,469
5.00%, 05/01/2028	265,000	266,272
5.00%, 02/01/2029	1,000,000	1,001,530
5.25%, 02/01/2029	3,720,000	3,779,111
5.25%, 02/01/2030	100,000	100,995
5.25%, 02/01/2031	760,000	765,768
5.00%, 05/01/2032	800,000	783,184
5.50%, 07/01/2038	1,500,000	1,522,860
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	401,326
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,203,930
Village of Mount Prospect IL
2.00%, 12/01/2018	820,000	828,594
Will & Kankakee Counties School District No 255
4.00%, 06/01/2018	1,070,000	1,108,424

		192,338,765

	Principal Amount	Value
Indiana – 2.38%
City of Evansville IN
0.90%, 06/01/2018	5,000,000	4,980,250
City of Indianapolis IN Thermal Energy System Revenue
5.00%, 10/01/2017	1,000,000	1,027,930
City of Whiting IN
5.00%, 11/01/2045	2,485,000	2,775,323
Indiana Development Finance Authority
1.75%, 10/01/2031	3,600,000	3,583,440
Indiana Finance Authority
5.00%, 09/15/2019	700,000	749,651
5.00%, 12/01/2024	3,000,000	3,563,310
6.00%, 12/01/2026	2,035,000	2,013,205
5.00%, 09/01/2031	300,000	333,726
5.25%, 02/01/2033	2,500,000	2,922,350
5.00%, 03/01/2036	4,000,000	4,324,960
5.00%, 09/01/2046	2,750,000	2,549,828
5.00%, 07/01/2048	425,000	436,840
5.25%, 01/01/2051	2,780,000	2,894,592
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031	3,000,000	2,911,740
Indiana Health Facility Financing Authority
2.00%, 10/01/2026	3,990,000	4,001,930
1.25%, 11/01/2027	1,230,000	1,197,380
4.00%, 11/01/2027	7,410,000	7,535,229
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	410,552
5.00%, 01/01/2022	755,000	850,183
5.00%, 01/01/2023	245,000	279,604
5.00%, 01/01/2029	1,000,000	1,150,720
5.00%, 01/01/2031	1,000,000	1,136,660

		51,629,403

Iowa – 0.38%
City of Altoona IA
5.00%, 06/01/2026	2,200,000	2,542,584
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,481,055
4.75%, 08/01/2042	270,000	261,066
Iowa Higher Education Loan Authority
1.00%, 09/01/2018	4,000,000	3,943,680

		8,228,385

Kansas – 0.23%
City of Wichita KS
5.00%, 11/15/2017	2,375,000	2,453,707
5.25%, 11/15/2024	350,000	385,270
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,250,420

		5,089,397

Kentucky – 0.84%
City of Ashland KY
5.00%, 02/01/2030	555,000	590,348
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,671,968

	Principal Amount	Value
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,164,840
5.00%, 09/01/2025	1,250,000	1,470,550
Kentucky Economic Development Finance Authority
5.25%, 06/01/2020	500,000	540,865
5.00%, 06/01/2021	250,000	270,162
5.50%, 06/01/2021	685,000	748,157
6.38%, 06/01/2040	2,550,000	2,738,139
6.50%, 03/01/2045	1,000,000	1,076,170
5.00%, 05/15/2046	500,000	446,445
6.25%, 11/15/2046	750,000	684,203
5.00%, 05/15/2051	325,000	286,000
Kentucky Public Transportation Infrastructure Authority
5.00%, 07/01/2017	910,000	924,196
6.00%, 07/01/2053	530,000	577,101
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,241,939
5.00%, 10/01/2023	1,565,000	1,760,719

		18,191,802

Louisiana – 1.26%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,669,471
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,420,420
Louisiana Housing Corp.
1.00%, 09/01/2019	2,000,000	1,981,540
Louisiana Local Government Environmental Facilities & Community Development Authority
6.50%, 08/01/2029	2,000,000	2,233,240
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,605,088
New Orleans Aviation Board
5.00%, 01/01/2024	1,400,000	1,585,724
5.00%, 01/01/2040	1,540,000	1,696,387
5.00%, 01/01/2040	1,000,000	1,075,590
Parish of St John the Baptist LA
5.13%, 06/01/2037	1,000,000	1,000,040
State of Louisiana
5.00%, 11/15/2017	1,000,000	1,033,760
5.00%, 02/01/2018	2,000,000	2,080,280

		27,381,540

Maine – 0.12%
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2041	1,010,000	1,019,878
5.00%, 07/01/2046	1,650,000	1,660,032

		2,679,910

Maryland – 2.49%
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,145,969
County of Anne Arundel MD
5.00%, 04/01/2018	1,115,000	1,168,487
Maryland Community Development Administration
1.35%, 01/01/2019 (Acquired 06/22/2016, Cost $2,200,000) (1)	2,200,000	2,166,802
1.15%, 02/01/2019	5,000,000	4,896,350

	Principal Amount	Value
Maryland Economic Development Corp.
5.00%, 06/01/2019	3,415,000	3,691,239
5.00%, 03/31/2024	2,500,000	2,728,700
5.00%, 09/30/2027	50,000	56,053
5.00%, 09/30/2030	905,000	994,188
5.00%, 03/31/2046	1,295,000	1,369,579
5.00%, 03/31/2051	665,000	700,584
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2017	1,370,000	1,402,524
5.00%, 07/01/2018	2,100,000	2,217,726
5.50%, 01/01/2028	2,500,000	2,607,375
5.50%, 01/01/2029	1,500,000	1,682,460
5.50%, 01/01/2030	1,750,000	1,946,122
5.00%, 07/01/2032	750,000	801,397
5.00%, 07/01/2035	75,000	78,460
1.24%, 05/15/2038	1,000,000	1,001,400
5.00%, 08/15/2038	1,945,000	2,116,452
4.00%, 07/01/2042	120,000	111,990
5.00%, 07/01/2045	1,500,000	1,552,425
5.50%, 01/01/2046	1,075,000	1,167,934
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	1,015,488
Maryland State Transportation Authority
5.00%, 03/01/2023	1,000,000	1,108,950
State of Maryland
5.25%, 03/01/2017	500,000	503,470
5.00%, 11/01/2018	3,000,000	3,205,380
5.00%, 03/01/2020	6,000,000	6,642,780
5.00%, 08/01/2020	655,000	710,374
5.00%, 08/01/2022	3,000,000	3,492,930
State of Maryland Department of Transportation
5.00%, 12/01/2019	1,625,000	1,784,624

		54,068,212

Massachusetts – 2.73%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,465,878
City of Springfield MA
5.00%, 08/01/2017	4,580,000	4,685,844
Commonwealth of Massachusetts
4.00%, 12/01/2017	6,015,000	6,176,142
4.00%, 08/01/2019	1,000,000	1,062,320
5.00%, 09/01/2028	2,000,000	2,373,240
5.00%, 12/01/2030	1,500,000	1,792,305
1.05%, 08/01/2043	10,500,000	10,353,525
5.00%, 03/01/2046	205,000	227,732
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,828,242
Massachusetts Development Finance Agency
1.05%, 11/01/2017	1,000,000	996,250
5.00%, 01/01/2031	475,000	508,497
5.00%, 01/01/2032	635,000	676,097
5.00%, 01/01/2033	540,000	571,779
5.00%, 01/01/2034	710,000	748,241
5.00%, 01/01/2035	745,000	780,276

	Principal Amount	Value
5.00%, 01/01/2036	1,100,000	1,150,160
1.20%, 07/01/2050	4,000,000	3,982,400
Massachusetts Educational Financing Authority
4.00%, 01/01/2018	1,500,000	1,528,935
4.00%, 07/01/2019	2,000,000	2,069,020
5.00%, 07/01/2021	1,000,000	1,082,970
Massachusetts Health & Educational Facilities Authority
5.00%, 10/01/2017	2,000,000	2,056,760
1.60%, 07/01/2038	5,400,000	5,416,632
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,767,630
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2019	1,500,000	1,605,240
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,176,659

		59,082,774

Michigan – 3.50%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,712,340
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	3,340,000	3,613,980
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	819,930
5.00%, 10/01/2022	800,000	883,744
5.00%, 10/01/2023	500,000	556,065
5.00%, 10/01/2024	765,000	843,803
County of Kent MI
5.00%, 06/01/2028	700,000	833,567
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,340,170
5.00%, 07/01/2036	1,000,000	1,083,240
Holly Area School District
4.00%, 05/01/2017	500,000	504,690
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,524,760
5.00%, 05/01/2021	1,385,000	1,547,045
Michigan Finance Authority
5.00%, 11/15/2019	75,000	80,964
5.00%, 11/15/2020	65,000	71,371
5.00%, 11/15/2021	175,000	194,649
5.00%, 11/15/2022	275,000	309,224
5.00%, 10/01/2024	3,000,000	3,580,500
5.00%, 10/01/2025	5,000,000	6,036,650
5.00%, 07/01/2030	600,000	668,868
5.00%, 07/01/2033	350,000	377,857
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,979,512
Michigan State Hospital Finance Authority
1.63%, 11/01/2027	3,255,000	3,228,700
1.40%, 11/15/2047	7,565,000	7,581,643
1.50%, 11/15/2047	6,000,000	6,006,240
Michigan Strategic Fund
1.45%, 09/01/2030	1,260,000	1,218,937

	Principal Amount	Value
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,160,670
State of Michigan
5.00%, 03/15/2020	1,670,000	1,834,579
5.00%, 03/15/2021	2,700,000	3,021,948
5.00%, 03/15/2022	1,170,000	1,325,633
5.00%, 03/15/2023	2,000,000	2,292,620
5.00%, 03/15/2027	1,000,000	1,187,060
University of Michigan
5.00%, 04/01/2017	5,220,000	5,272,148
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	264,868
5.00%, 12/01/2019	200,000	215,968
5.00%, 12/01/2020	200,000	219,742
5.00%, 12/01/2021	475,000	529,492
5.00%, 12/01/2022	200,000	225,300
5.00%, 12/01/2023	400,000	455,704
5.00%, 12/01/2024	375,000	431,700
5.00%, 12/01/2027	3,000,000	3,344,100
5.00%, 12/01/2040	4,000,000	4,365,960
5.00%, 12/01/2042	1,000,000	1,061,820

		75,807,761

Minnesota – 1.29%
City of Minneapolis MN
1.10%, 01/01/2018	3,000,000	2,980,110
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	989,080
City of Rochester MN
5.00%, 12/01/2025	850,000	902,649
5.25%, 12/01/2038	1,000,000	1,022,790
Forest Lake Independent School District No 831
5.00%, 02/01/2017	2,805,000	2,813,163
State of Minnesota
5.00%, 08/01/2018	2,650,000	2,807,198
5.00%, 11/01/2018	1,830,000	1,953,909
5.00%, 12/01/2018	1,000,000	1,070,380
5.00%, 08/01/2019	2,875,000	3,134,038
5.00%, 08/01/2019	1,060,000	1,155,506
5.00%, 10/01/2019	2,685,000	2,939,995
5.00%, 03/01/2020	1,040,000	1,144,655
5.00%, 06/01/2020	2,345,000	2,595,868
5.00%, 08/01/2021	1,000,000	1,140,780
5.00%, 08/01/2026	1,000,000	1,227,880

		27,878,001

Mississippi – 0.66%
County of Warren MS
6.50%, 09/01/2032	300,000	321,561
State of Mississippi
3.00%, 10/15/2017	1,500,000	1,520,595
4.00%, 10/15/2018	2,100,000	2,190,594
5.00%, 10/15/2019	4,545,000	4,939,824
5.00%, 10/15/2020	1,750,000	1,939,385
5.00%, 10/15/2021	1,300,000	1,462,929

	Principal Amount	Value
5.00%, 10/15/2022	1,750,000	1,995,070
		14,369,958

Missouri – 0.61%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2022	2,335,000	2,666,453
5.00%, 02/01/2029	1,000,000	1,125,210
5.00%, 02/01/2035	1,000,000	1,034,610
5.00%, 02/01/2036	200,000	218,024
4.00%, 02/01/2040	100,000	98,515
5.00%, 08/01/2040	1,145,000	1,146,386
5.00%, 02/01/2045	300,000	323,841
Missouri Highway & Transportation Commission
5.00%, 05/01/2018	2,990,000	3,143,417
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,185,000	1,249,381
5.13%, 08/15/2045	200,000	191,460
St Louis Land Clearance for Redevelopment Authority
5.38%, 06/01/2043	2,000,000	2,028,220

		13,225,517

Nebraska – 0.05%
Central Plains Energy Project
5.00%, 09/01/2019	915,000	984,394

Nevada – 0.82%
City of Las Vegas NV
5.00%, 09/01/2030	1,815,000	2,114,729
Clark County School District
5.00%, 06/15/2018	4,000,000	4,148,840
Clark County Water Reclamation District
5.00%, 07/01/2026	500,000	606,895
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,597,450
5.00%, 11/01/2032	3,000,000	3,438,870
County of Washoe NV
1.50%, 08/01/2031	1,000,000	981,330
3.00%, 03/01/2036	700,000	716,156
Las Vegas Valley Water District
5.00%, 06/01/2039	1,950,000	2,190,513

		17,794,783

New Hampshire – 0.33%
New Hampshire Business Finance Authority
4.00%, 01/01/2017	520,000	520,000
4.00%, 01/01/2018	545,000	556,859
4.00%, 01/01/2019	565,000	585,357
5.00%, 01/01/2024	720,000	795,838
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2028(2)(4)	1,580,000	1,734,398
5.00%, 10/01/2032(2)(4)	2,825,000	3,041,395

		7,233,847

New Jersey – 3.48%
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	768,375
City of New Brunswick NJ
3.00%, 06/06/2017	5,000,000	5,033,700

	Principal Amount	Value
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,235,220
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,715,955
4.00%, 01/01/2020	115,000	116,782
5.00%, 03/01/2023	4,045,000	4,236,571
5.00%, 03/01/2024	2,405,000	2,514,380
5.00%, 06/15/2024	2,000,000	2,097,420
5.00%, 06/15/2025	5,190,000	5,474,931
5.50%, 01/01/2027	500,000	544,780
5.63%, 11/15/2030	2,095,000	2,247,788
5.00%, 01/01/2031	500,000	533,990
5.25%, 01/01/2044	190,000	194,345
5.63%, 01/01/2052	2,000,000	2,139,820
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	418,504
5.00%, 07/01/2021	225,000	256,646
5.00%, 06/01/2023	930,000	986,916
5.00%, 07/01/2023	3,390,000	3,772,290
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2022(2)(4)	500,000	541,105
5.00%, 07/01/2024	2,500,000	2,799,625
5.00%, 07/01/2025	1,580,000	1,759,962
5.00%, 07/01/2028	155,000	176,317
5.00%, 07/01/2031	430,000	471,577
5.63%, 07/01/2032	380,000	441,697
5.00%, 07/01/2033	500,000	548,675
5.00%, 07/01/2046	1,000,000	1,060,290
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	532,930
5.50%, 12/01/2021	2,000,000	2,194,860
5.00%, 12/01/2044	1,000,000	1,018,650
New Jersey Housing & Mortgage Finance Agency
0.80%, 11/01/2017	3,000,000	2,996,130
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/2020	1,325,000	1,415,564
5.00%, 06/15/2022	750,000	808,785
5.25%, 12/15/2022	1,760,000	1,908,245
5.00%, 12/15/2023	2,700,000	2,847,177
5.25%, 12/15/2023	3,690,000	3,946,418
5.00%, 06/15/2025	450,000	473,503
0.00%, 12/15/2026	2,400,000	1,538,760
5.00%, 06/15/2029	1,200,000	1,273,224
0.00%, 12/15/2030	2,000,000	1,093,060
New Jersey Turnpike Authority
5.00%, 01/01/2017	255,000	255,000
5.00%, 01/01/2020	1,220,000	1,334,595
Tobacco Settlement Financing Corp./NJ
4.50%, 06/01/2023	985,000	991,511
4.63%, 06/01/2026	2,500,000	2,482,025
5.00%, 06/01/2041	2,470,000	2,146,924

		75,345,022

	Principal Amount	Value
New Mexico – 0.24%
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	956,584
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	580,478
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,742,882

		5,279,944

New York – 9.58%
Binghamton City School District
2.50%, 11/17/2017	800,000	808,248
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2017	50,000	50,962
5.00%, 07/15/2020	50,000	54,425
5.00%, 07/15/2021	300,000	330,699
5.00%, 07/15/2022	175,000	195,064
5.00%, 07/15/2023	150,000	167,947
5.00%, 07/15/2024	250,000	281,135
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	225,078
5.00%, 08/01/2023	230,000	261,360
5.00%, 01/01/2035 (Acquired 09/23/2015, Cost $3,166,202) (1)	3,000,000	3,140,700
Chautauqua County Capital Resource Corp.
1.30%, 11/01/2031	1,100,000	1,086,866
City of New York NY
5.00%, 08/01/2017	6,365,000	6,514,323
4.00%, 08/01/2018	1,165,000	1,214,524
5.00%, 08/01/2018	3,850,000	4,073,415
5.00%, 08/01/2021	6,000,000	6,788,280
5.00%, 08/01/2022	1,065,000	1,221,161
1.27%, 08/01/2025	500,000	500,235
5.00%, 08/01/2027	2,975,000	3,492,948
5.00%, 08/01/2028	5,275,000	6,208,200
5.00%, 08/01/2028	3,975,000	4,643,873
0.75%, 08/01/2034	5,000,000	5,000,000
City of Syracuse NY
2.00%, 06/30/2017	1,200,000	1,204,260
City of Yonkers NY
4.00%, 07/01/2018	2,000,000	2,074,240
5.00%, 09/01/2022	2,350,000	2,665,934
5.00%, 09/01/2025	1,015,000	1,183,003
County of Erie NY
5.00%, 06/01/2017	1,000,000	1,016,390
5.00%, 09/15/2017	550,000	565,141
5.00%, 06/01/2018	500,000	526,325
5.00%, 09/15/2018	365,000	387,809
5.00%, 06/01/2019	1,000,000	1,078,920
5.00%, 09/15/2019	500,000	543,265
5.00%, 06/01/2020	500,000	551,740
5.00%, 09/15/2020	350,000	388,524
5.00%, 06/01/2021	750,000	843,068
5.00%, 09/15/2021	225,000	254,232
5.00%, 06/01/2025	1,630,000	1,927,687
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,178,694

	Principal Amount	Value
County of Suffolk NY
2.00%, 07/26/2017	13,400,000	13,452,394
Dutchess County Local Development Corp.
5.00%, 07/01/2033	400,000	442,304
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	530,000	95,437
0.00%, 01/01/2055	710,000	479,250
5.00%, 01/01/2056	485,000	453,572
Lawrence Union Free School District
1.50%, 06/23/2017	2,500,000	2,501,800
Metropolitan Transportation Authority
5.00%, 11/15/2019	2,005,000	2,190,142
5.00%, 11/15/2019	1,290,000	1,409,118
5.00%, 11/15/2020	2,000,000	2,228,940
1.03%, 11/01/2032	1,000,000	999,240
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,596,945
Nassau County Industrial Development Agency
6.50%, 01/01/2034	500,000	495,940
6.70%, 01/01/2049	285,000	278,086
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2018	1,650,000	1,761,408
5.00%, 02/01/2019	1,000,000	1,074,760
0.96%, 11/01/2022	1,550,000	1,550,000
1.20%, 11/01/2022	5,260,000	5,260,000
5.00%, 11/01/2028	1,500,000	1,770,465
5.00%, 11/01/2029	2,000,000	2,331,000
5.00%, 02/01/2030	4,480,000	5,245,139
0.75%, 11/01/2036	1,600,000	1,600,000
5.00%, 02/01/2041	200,000	224,822
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,073,791
0.94%, 06/15/2032	7,000,000	7,000,000
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,391,410
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	2,726,119
5.38%, 11/15/2040 (Acquired 09/15/2015, Cost $1,562,951) (1)	1,500,000	1,602,390
5.00%, 11/15/2044 (Acquired 09/18/2015, Cost $1,509,687) (1)	1,500,000	1,550,115
New York State Dormitory Authority
5.00%, 03/15/2018	4,000,000	4,185,040
5.00%, 08/15/2018	1,425,000	1,511,127
5.00%, 03/15/2019	3,500,000	3,780,000
5.00%, 03/15/2021	2,000,000	2,265,180
5.00%, 07/01/2022	250,000	284,342
5.00%, 07/01/2023	250,000	288,030
5.00%, 12/15/2023	1,000,000	1,164,900
5.00%, 05/01/2024	4,870,000	5,679,881
5.00%, 07/01/2024	250,000	289,668
5.00%, 07/01/2025	250,000	292,120
5.00%, 03/15/2027	2,500,000	2,942,175
New York State Thruway Authority
5.00%, 05/01/2019	23,275,000	25,076,950

	Principal Amount	Value
New York State Urban Development Corp.
5.00%, 12/15/2019	625,000	687,200
5.00%, 03/15/2020	3,215,000	3,554,022
5.00%, 03/15/2023	700,000	818,643
5.00%, 03/15/2024	400,000	473,844
5.00%, 03/15/2035	2,800,000	3,146,360
New York Transportation Development Corp.
5.00%, 01/01/2023	125,000	141,390
5.00%, 08/01/2031	2,975,000	3,040,063
5.00%, 07/01/2046	800,000	829,048
Port Authority of New York & New Jersey
5.00%, 09/01/2017	3,000,000	3,076,770
5.00%, 10/15/2033	3,500,000	3,879,715
Sachem Central School District
1.50%, 06/29/2017	1,800,000	1,801,512
Sales Tax Asset Receivable Corp.
5.00%, 10/15/2017	1,500,000	1,547,775
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	340,389
5.00%, 07/01/2028	1,750,000	1,900,570
Tompkins County Development Corp.
5.00%, 07/01/2044	125,000	128,136
Town of Oyster Bay NY
4.00%, 06/01/2018	500,000	501,480
Upper Mohawk Valley Regional Water Finance Authority
5.00%, 04/01/2019	500,000	539,065
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	152,384

		207,751,041

North Carolina – 2.44%
Charlotte-Mecklenburg Hospital Authority/The
5.00%, 01/15/2031	1,500,000	1,674,630
City of Charlotte NC
5.00%, 07/01/2020	2,000,000	2,229,840
City of Charlotte NC Airport Revenue
5.00%, 07/01/2022	1,310,000	1,479,147
County of Guilford NC
5.00%, 02/01/2019	1,585,000	1,705,856
County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,179,910
5.00%, 12/01/2021	2,050,000	2,356,659
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,677,302
5.00%, 09/01/2021	350,000	400,466
5.00%, 12/01/2027	3,785,000	4,595,823
Mecklenburg County Public Facilities Corp.
5.00%, 03/01/2024	2,600,000	2,799,758
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	534,320
5.00%, 06/01/2021	500,000	550,290
1.25%, 06/01/2038	450,000	450,000
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,071,800
5.00%, 01/01/2021	1,420,000	1,521,956
5.00%, 01/01/2021	1,965,000	2,214,869
5.00%, 01/01/2026	5,000,000	5,359,000
North Carolina Medical Care Commission
4.00%, 10/01/2019	15,000	15,379

	Principal Amount	Value
5.00%, 10/01/2020	20,000	21,186
5.00%, 10/01/2021	25,000	26,590
5.00%, 10/01/2022	40,000	42,686
5.00%, 10/01/2023	30,000	31,919
5.00%, 10/01/2024	35,000	37,140
5.00%, 10/01/2025	25,000	26,411
5.00%, 10/01/2030	2,100,000	2,069,088
5.00%, 10/01/2030	400,000	424,352
5.00%, 10/01/2031	225,000	237,593
6.25%, 07/01/2035	1,000,000	1,119,590
5.00%, 10/01/2036(2)(4)	330,000	364,726
5.00%, 09/01/2037	2,000,000	2,038,080
5.00%, 10/01/2037	250,000	248,385
4.88%, 07/01/2040	550,000	541,304
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,211,441
5.00%, 01/01/2025	2,935,000	3,148,727
5.00%, 01/01/2026	2,515,000	2,698,142
State of North Carolina
5.00%, 06/01/2017	2,400,000	2,440,320
5.00%, 05/01/2018	800,000	840,936
5.00%, 06/01/2020	1,360,000	1,514,088

		52,899,709

North Dakota – 0.02%
City of Hazen ND
2.50%, 07/01/2017	500,000	500,410

Ohio – 1.83%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	583,519
5.25%, 11/15/2032	645,000	706,830
5.25%, 11/15/2033	1,770,000	1,930,645
American Municipal Power, Inc.
5.00%, 02/15/2046	740,000	813,800
Buckeye Tobacco Settlement Financing Authority
6.50%, 06/01/2047	3,000,000	2,787,120
City of Cleveland OH Airport System Revenue
5.25%, 01/01/2018	1,215,000	1,261,146
City of Columbus OH
5.00%, 07/01/2020	1,040,000	1,157,645
City of Trenton OH Water System Revenue
2.00%, 12/01/2017	285,000	285,841
2.00%, 12/01/2018	265,000	265,442
Clermont County Port Authority
5.00%, 12/01/2029	750,000	853,875
5.00%, 12/01/2030	850,000	963,492
5.00%, 12/01/2031	650,000	733,577
County of Belmont OH
1.38%, 08/31/2017(4)	400,000	399,944

	Principal Amount	Value
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,872,700
County of Hamilton OH
4.00%, 01/01/2021	450,000	460,665
5.00%, 01/01/2022	465,000	496,234
Ohio Air Quality Development Authority
3.75%, 12/01/2023	3,000,000	1,323,060
Ohio Housing Finance Agency
0.85%, 08/01/2017	2,000,000	1,996,520
Ohio Water Development Authority
4.00%, 12/01/2033	1,285,000	556,045
Southeastern Ohio Port Authority
5.75%, 12/01/2032	220,000	240,306
5.50%, 12/01/2043	1,000,000	1,038,220
St Bernard-Elmwood Place City School District
2.75%, 05/03/2017	880,000	882,851
State of Ohio
4.00%, 09/01/2021	3,980,000	4,352,488
1.70%, 11/01/2022	3,000,000	2,993,550
University of Akron/The
5.00%, 01/01/2037	6,675,000	7,403,510
University of Cincinnati
5.00%, 06/01/2027	2,000,000	2,385,280

		39,744,305

Oklahoma – 0.59%
Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,052,400
5.00%, 06/01/2023	500,000	571,325
Garvin County Educational Facilities Authority
4.00%, 09/01/2017	500,000	509,240
5.00%, 12/01/2024	515,000	593,656
5.00%, 12/01/2025	545,000	630,538
5.00%, 12/01/2026	320,000	370,915
Norman Regional Hospital Authority
4.00%, 09/01/2018	125,000	129,027
5.00%, 09/01/2020	350,000	379,992
5.00%, 09/01/2021	325,000	357,783
5.00%, 09/01/2022	325,000	359,281
Oklahoma County Finance Authority
5.70%, 04/01/2025	650,000	650,741
5.13%, 04/01/2042	1,900,000	1,898,518
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,055,103
4.00%, 12/01/2022	530,000	579,173
4.00%, 06/01/2023	1,305,000	1,430,711
3.00%, 06/01/2024	1,750,000	1,787,362
4.00%, 06/01/2024	380,000	414,284

		12,770,049

Oregon – 0.70%
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,462,570

	Principal Amount	Value
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	224,740
5.00%, 09/01/2032	270,000	301,990
5.00%, 09/01/2046	1,000,000	1,090,270
Port of Portland OR
5.00%, 07/01/2032	1,000,000	1,121,140
5.00%, 07/01/2033	3,485,000	3,897,310
State of Oregon Department of Transportation
5.00%, 11/15/2023	2,000,000	2,165,640
State of Oregon Housing & Community Services Department
0.80%, 08/01/2018	3,000,000	2,999,010

		15,262,670

Pennsylvania – 6.92%
Allegheny County Airport Authority
5.00%, 01/01/2017	1,755,000	1,755,000
Capital Region Water
5.00%, 07/15/2023	1,750,000	2,009,717
Central Greene School District
5.00%, 02/15/2018	860,000	894,976
City of Philadelphia PA
5.00%, 08/01/2017	2,000,000	2,043,300
5.00%, 08/01/2023	4,000,000	4,542,840
5.00%, 07/15/2026	2,475,000	2,806,650
5.00%, 08/01/2028	6,000,000	6,837,720
Commonwealth Financing Authority
5.00%, 06/01/2025	1,500,000	1,732,230
Commonwealth of Pennsylvania
5.00%, 04/01/2017	1,000,000	1,009,750
5.00%, 02/01/2020	2,050,000	2,237,472
5.00%, 11/01/2020	2,800,000	3,071,796
5.00%, 02/01/2021	1,400,000	1,557,640
5.00%, 08/15/2021	1,015,000	1,139,419
5.00%, 11/01/2021	2,000,000	2,225,740
5.00%, 02/01/2022	1,470,000	1,661,217
5.00%, 09/15/2022	1,750,000	1,995,770
5.00%, 02/01/2023	1,440,000	1,645,114
5.00%, 03/15/2023	9,970,000	11,410,266
5.00%, 02/01/2024	1,620,000	1,864,021
5.00%, 09/15/2026	1,000,000	1,171,710
5.00%, 03/15/2031	430,000	484,395
County of Allegheny PA
4.00%, 12/01/2017	3,725,000	3,817,603
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	170,960
Dauphin County General Authority
5.00%, 06/01/2020	815,000	896,223
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,316,140
Delaware Valley Regional Finance Authority
5.75%, 07/01/2017	3,000,000	3,068,430
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	3,917,782
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045	1,970,000	1,988,991

	Principal Amount	Value
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2028(2)(4)	1,000,000	1,096,010
5.00%, 10/01/2036(2)(4)	1,000,000	1,055,970
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,652,800
5.25%, 01/01/2040	1,510,000	1,408,890
5.38%, 01/01/2050	500,000	463,400
Northampton County General Purpose Authority
5.50%, 08/15/2040	125,000	133,300
Octorara Area School District
5.00%, 06/01/2018	375,000	395,014
Pennsylvania Economic Development Financing Authority
4.00%, 03/15/2020	1,000,000	1,065,730
0.85%, 08/01/2045	3,300,000	3,299,703
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,280,320
5.00%, 06/15/2024	3,005,000	3,494,635
5.00%, 06/15/2024	1,000,000	1,162,940
5.00%, 06/15/2025	1,855,000	2,176,731
1.20%, 11/01/2031	2,355,000	2,346,569
Pennsylvania State University
5.00%, 03/01/2017	1,500,000	1,509,615
5.00%, 09/01/2020	2,440,000	2,726,920
5.00%, 09/01/2021	1,400,000	1,597,162
5.00%, 09/01/2022	2,295,000	2,666,721
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,250,540
5.00%, 06/01/2029	3,000,000	3,360,450
Philadelphia Gas Works Co.
5.00%, 10/01/2022	700,000	782,271
Reading School District
5.00%, 02/01/2018	1,450,000	1,503,288
5.00%, 02/01/2019	1,660,000	1,767,551
5.00%, 02/01/2020	1,000,000	1,087,390
5.00%, 02/01/2020	1,000,000	1,087,390
5.00%, 02/01/2021	1,000,000	1,105,600
5.00%, 02/01/2022	1,920,000	2,153,126
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,481,850
School District of Philadelphia/The
5.00%, 09/01/2018	150,000	156,811
5.25%, 09/01/2023	1,750,000	1,864,048
5.00%, 09/01/2030	4,000,000	4,327,560
5.00%, 09/01/2031	1,000,000	1,076,900
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,681,838
5.00%, 12/01/2022	7,370,000	8,276,584
5.00%, 04/01/2023	2,500,000	2,675,475
5.00%, 06/15/2025	3,000,000	3,418,200
5.00%, 06/01/2029	500,000	569,525
5.00%, 12/01/2029	2,000,000	2,283,420
5.25%, 09/15/2030	1,000,000	1,091,450
5.00%, 12/01/2032	3,060,000	3,444,061

	Principal Amount	Value
Susquehanna Area Regional Airport Authority
6.50%, 01/01/2038	475,000	490,585
Unionville-Chadds Ford School District
5.00%, 06/01/2026	1,000,000	1,209,290

		149,950,505

Puerto Rico – 0.20%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.25%, 07/01/2042	1,500,000	1,125,000
5.13%, 07/01/2047	1,000,000	1,004,340
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,502,565
5.50%, 07/01/2019	500,000	530,690
5.25%, 07/01/2027	145,000	155,282

		4,317,877

Rhode Island – 0.43%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,281,708
Rhode Island Commerce Corp.
5.00%, 06/15/2019	1,040,000	1,117,678
5.00%, 06/15/2020	3,200,000	3,508,992
5.00%, 06/15/2021	625,000	696,737
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	724,129
5.00%, 05/15/2034	600,000	635,376
5.00%, 09/01/2036	100,000	99,622
5.00%, 05/15/2039	600,000	625,944
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
5.00%, 10/01/2028	500,000	591,960

		9,282,146

South Carolina – 1.60%
Piedmont Municipal Power Agency
5.00%, 01/01/2017	13,185,000	13,185,000
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	661,739
4.00%, 12/01/2021	1,895,000	2,002,087
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,209,047
South Carolina Public Service Authority
5.00%, 12/01/2021	905,000	1,026,713
5.00%, 12/01/2021	2,000,000	2,268,980
5.00%, 12/01/2050	8,640,000	9,321,696
South Carolina State Housing Finance & Development Authority
1.05%, 01/01/2019	3,500,000	3,496,150
State of South Carolina
5.00%, 10/01/2020	975,000	1,089,923
University of South Carolina
4.00%, 05/01/2031	500,000	524,185

		34,785,520

South Dakota – 0.21%
South Dakota Health & Educational Facilities Authority
3.00%, 11/01/2017	450,000	456,233
5.00%, 09/01/2019	300,000	323,478
5.00%, 11/01/2029	800,000	894,880

	Principal Amount	Value
5.00%, 11/01/2030	1,000,000	1,112,160
5.00%, 11/01/2042	145,000	156,281
5.00%, 11/01/2045	1,500,000	1,613,970

		4,557,002

Tennessee – 1.16%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,251,644
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2018	500,000	509,875
3.00%, 10/01/2019	600,000	616,224
5.00%, 10/01/2021	1,000,000	1,123,400
5.00%, 10/01/2022	325,000	368,362
5.00%, 10/01/2030	500,000	550,395
5.00%, 10/01/2032	1,215,000	1,308,251
5.00%, 10/01/2035	2,260,000	2,411,420
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,115,000
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2017	8,000,000	8,160,800
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037	1,590,000	1,559,774
State of Tennessee
5.00%, 08/01/2018	1,000,000	1,058,350
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2023	870,000	969,493
5.00%, 02/01/2027	2,725,000	3,081,730

		25,084,718

Texas – 10.31%
Alamito Public Facility Corp.
1.00%, 10/01/2018	700,000	696,668
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,070,340
4.00%, 02/15/2021	715,000	775,868
4.00%, 02/15/2022	665,000	729,645
4.00%, 02/15/2023	1,000,000	1,109,020
Aledo Independent School District
5.00%, 02/15/2043	475,000	539,681
Austin Affordable Public Facility Corp, Inc.
1.15%, 11/01/2019	1,000,000	995,490
Austin Convention Enterprises, Inc.
5.25%, 01/01/2024	1,330,000	1,331,649
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	551,250
Brazos Harbor Industrial Development Corp.
5.90%, 05/01/2038	1,000,000	1,038,460
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	990,000	1,096,098
5.00%, 01/01/2023	175,000	194,257
5.00%, 01/01/2024	175,000	194,934
5.00%, 01/01/2025	225,000	251,669
5.00%, 01/01/2026	150,000	167,592
5.00%, 01/01/2028	150,000	163,836
5.00%, 01/01/2034	1,475,000	1,595,729

	Principal Amount	Value
4.00%, 01/01/2041	750,000	668,003
6.00%, 01/01/2041	2,125,000	2,454,630
5.00%, 01/01/2042	1,335,000	1,400,388
5.00%, 01/01/2046	1,600,000	1,703,632
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,644,050
City of Austin TX
5.00%, 09/01/2019	610,000	665,364
5.00%, 09/01/2033	2,920,000	3,383,871
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	275,255
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2020	1,350,000	1,508,800
5.00%, 11/15/2028	1,000,000	1,194,100
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	625,209
5.00%, 10/01/2028	2,750,000	3,239,335
5.00%, 10/01/2031	800,000	934,960
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,669,687
City of Houston TX Airport System Revenue
5.00%, 07/01/2017	1,500,000	1,528,665
City of San Antonio TX
5.00%, 02/01/2019	1,000,000	1,074,120
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2017	1,175,000	1,178,596
5.00%, 02/01/2020	1,000,000	1,099,940
5.00%, 02/01/2032	4,250,000	4,262,750
3.00%, 12/01/2045	5,000,000	5,204,100
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,661,436
County of El Paso TX
5.00%, 02/15/2031	1,280,000	1,464,064
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,128,780
Cypress-Fairbanks Independent School District
5.00%, 02/15/2017	1,205,000	1,210,639
5.00%, 02/15/2021	4,720,000	5,305,894
0.90%, 02/15/2040	1,535,000	1,516,764
3.00%, 02/15/2040	5,000,000	5,106,850
3.00%, 02/15/2040	4,000,000	4,041,240
5.00%, 02/15/2044	1,100,000	1,234,662
Dallas Area Rapid Transit
5.00%, 12/01/2028	2,160,000	2,308,219
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,583,547
5.00%, 02/15/2022	7,665,000	8,792,828
Dallas Independent School District
5.00%, 02/15/2036	5,000,000	5,691,350
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,106,730
Dallas Performing Arts Cultural Facilities Corp.
0.73%, 09/01/2041	3,915,000	3,915,000

	Principal Amount	Value
Dallas/Fort Worth International Airport
5.00%, 11/01/2017	1,000,000	1,032,740
5.00%, 11/01/2023	245,000	276,629
5.00%, 11/01/2038	3,110,000	3,318,028
Fort Worth Independent School District
5.00%, 02/15/2026	1,365,000	1,650,135
Garland Independent School District
5.00%, 02/15/2021	1,000,000	1,124,550
5.00%, 02/15/2022	1,000,000	1,144,000
Harris County Cultural Education Facilities Finance Corp.
5.00%, 06/01/2018	3,000,000	3,151,920
0.73%, 12/01/2024	1,200,000	1,200,000
0.73%, 12/01/2027	1,000,000	1,000,000
5.00%, 01/01/2043	180,000	181,015
Harris County Flood Control District
5.00%, 10/01/2025	1,000,000	1,185,700
Harris County Health Facilities Development Corp.
7.25%, 12/01/2035	4,500,000	4,994,100
Houston Independent School District
0.95%, 06/01/2035	1,000,000	998,990
Katy Independent School District
5.00%, 02/15/2045	500,000	563,070
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	250,000	274,347
5.25%, 11/01/2040	2,965,000	3,206,885
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,176,016
5.00%, 05/15/2020	340,000	373,687
5.00%, 05/15/2021	800,000	896,184
5.00%, 05/15/2022	1,025,000	1,166,583
Mission Economic Development Corp.
5.75%, 10/01/2031 (Acquired 05/09/2016 through 05/23/2016, Cost $2,353,858) (1)	2,250,000	2,325,172
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2031	335,000	360,132
5.00%, 11/01/2031	1,000,000	1,041,700
5.00%, 07/01/2035	2,100,000	2,177,889
5.00%, 04/01/2036	355,000	368,852
5.00%, 11/01/2040	1,100,000	1,116,137
5.00%, 07/01/2047	1,075,000	1,099,617
5.00%, 04/01/2048	1,250,000	1,278,700
5.50%, 11/15/2052	150,000	131,663
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	575,453
North East Independent School District/TX
1.42%, 08/01/2040	600,000	578,730
North Texas Municipal Water District
5.00%, 06/01/2017	2,230,000	2,265,702
North Texas Tollway Authority
5.00%, 01/01/2020	500,000	545,895
5.00%, 09/01/2020	1,445,000	1,607,851
5.00%, 01/01/2022	325,000	367,773
5.00%, 01/01/2023	3,500,000	4,025,875
5.00%, 01/01/2031	1,900,000	2,132,883

	Principal Amount	Value
5.00%, 01/01/2033	3,150,000	3,523,369
5.00%, 01/01/2036	550,000	617,210
5.00%, 01/01/2039	125,000	139,558
6.25%, 01/01/2039	65,000	70,440
6.25%, 01/01/2039	275,000	301,186
5.00%, 01/01/2040	2,000,000	2,197,060
5.00%, 01/01/2045	5,000,000	5,522,400
Plano Independent School District
5.00%, 02/15/2018	820,000	855,399
5.00%, 02/15/2020	550,000	605,995
5.00%, 02/15/2021	550,000	618,503
5.00%, 02/15/2022	225,000	257,990
Rockwall Independent School District
5.00%, 02/15/2046	2,200,000	2,454,232
State of Texas
5.00%, 04/01/2019	2,000,000	2,159,040
5.00%, 08/01/2019	2,815,000	3,064,888
5.00%, 10/01/2019	1,950,000	2,132,422
5.00%, 04/01/2020	2,000,000	2,212,420
5.00%, 04/01/2020	2,845,000	2,981,475
2.00%, 08/01/2025	1,000,000	1,002,150
5.00%, 04/01/2027	5,000,000	6,011,600
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035	1,750,000	1,786,313
5.00%, 11/15/2040	1,800,000	1,824,336
Texas Municipal Gas Acquisition & Supply Corp. I
2.10%, 12/15/2026	2,000,000	1,839,440
6.25%, 12/15/2026	5,270,000	6,173,489
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2019	3,000,000	3,216,000
5.00%, 12/15/2032	3,000,000	3,115,440
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	5,885,950
Texas Water Development Board
5.00%, 10/15/2040	1,445,000	1,640,248
5.00%, 10/15/2045	1,000,000	1,129,400
The University of Texas System
5.00%, 08/15/2021	505,000	574,751
5.00%, 08/15/2026	1,750,000	2,133,390
University of Texas System/The
5.25%, 08/15/2018	1,170,000	1,243,242
Ysleta Independent School District
5.00%, 08/15/2045	1,810,000	2,038,947

		223,528,530

Utah – 0.32%
Utah Transit Authority
0.00%, 06/15/2035	16,935,000	6,854,780

Vermont – 0.09%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,086,110
5.00%, 10/15/2029	890,000	949,505

		2,035,615

	Principal Amount	Value
Virgin Islands – 0.15%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032 (Acquired 09/14/2015 through 09/18/2015, Cost $3,246,996) (1)	3,000,000	3,160,560

Virginia – 3.03%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2051	1,000,000	1,070,160
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	213,542
City of Alexandria VA
4.50%, 06/15/2019	2,250,000	2,419,852
City of Norfolk VA Water Revenue
5.00%, 11/01/2017	1,000,000	1,032,570
County of Arlington VA
5.00%, 08/15/2020	1,630,000	1,823,677
County of Botetourt VA
4.75%, 07/01/2023	100,000	100,037
6.00%, 07/01/2034	1,500,000	1,565,145
Fairfax County Economic Development Authority
5.00%, 04/01/2017	1,785,000	1,802,564
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,285,051
5.00%, 05/15/2044	975,000	1,080,485
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	560,245
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,097,960
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,000,940
5.00%, 07/01/2047	2,000,000	1,990,680
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	720,130
Richmond Metropolitan Transportation Authority/The Expressway System Revenue
5.25%, 07/15/2017	100,000	101,570
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	162,189
5.00%, 06/15/2033	150,000	159,996
5.00%, 06/15/2034	500,000	530,910
4.00%, 06/15/2037	50,000	49,108
Virginia College Building Authority
5.00%, 02/01/2017	500,000	501,515
5.00%, 02/01/2017	200,000	200,606
5.00%, 02/01/2018	5,000,000	5,208,350
5.00%, 09/01/2023	1,000,000	1,169,070
3.00%, 09/01/2025	2,000,000	2,063,180
5.00%, 07/01/2030 (Acquired 12/17/2015, Cost $522,213) (1)	500,000	510,230
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $500,000) (1)	500,000	478,075
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $1,000,000) (1)	1,000,000	954,730
Virginia Commonwealth Transportation Board
5.00%, 05/15/2020	1,365,000	1,512,474
5.00%, 05/15/2021	2,280,000	2,580,550
5.00%, 05/15/2022	2,000,000	2,304,640
Virginia Public School Authority
5.00%, 08/01/2017	1,310,000	1,340,497

	Principal Amount	Value
5.00%, 07/15/2018	1,510,000	1,596,599
5.00%, 08/01/2018	1,480,000	1,566,358
5.00%, 07/15/2020	3,000,000	3,349,590
5.00%, 08/01/2021	6,000,000	6,802,320
5.00%, 08/01/2022	2,505,000	2,907,954
5.00%, 08/01/2022	1,000,000	1,154,010
Virginia Small Business Financing Authority
5.00%, 01/01/2040	1,860,000	1,894,484
5.50%, 01/01/2042	3,595,000	3,834,679
Wise County Industrial Development Authority
1.88%, 11/01/2040	5,000,000	4,914,600

		65,611,322

Washington – 2.14%
City of Kent WA
5.00%, 12/01/2027	695,000	822,540
5.00%, 12/01/2028	860,000	1,012,366
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	534,078
County of King WA Sewer Revenue
0.73%, 01/01/2032	8,250,000	8,250,000
Energy Northwest
5.00%, 07/01/2018	1,000,000	1,056,370
5.00%, 07/01/2027	1,000,000	1,186,780
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	4,980,735
Port of Seattle WA
5.00%, 03/01/2021	900,000	1,008,270
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,000,000	1,081,990
State of Washington
5.00%, 01/01/2019	2,000,000	2,142,780
5.00%, 07/01/2019	3,150,000	3,419,168
5.00%, 08/01/2019	730,000	794,028
5.00%, 02/01/2020	2,420,000	2,663,379
5.00%, 07/01/2021	1,200,000	1,360,992
5.00%, 08/01/2021	2,000,000	2,271,200
5.00%, 08/01/2027	550,000	651,299
5.00%, 07/01/2031	5,000,000	5,755,500
Washington Health Care Facilities Authority
5.00%, 10/01/2017	1,150,000	1,183,327
5.00%, 10/01/2021	1,510,000	1,709,411
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,001,749
Washington State Housing Finance Commission
4.00%, 07/01/2026 (Acquired 07/21/2016, Cost $1,453,166) (1)	1,425,000	1,384,402
5.00%, 07/01/2031 (Acquired 07/21/2016, Cost $1,078,316) (1)	1,000,000	1,015,860

		46,286,224

West Virginia – 0.34%
School Building Authority of West Virginia
5.00%, 07/01/2020	500,000	552,620
5.00%, 07/01/2022	695,000	794,712
5.00%, 07/01/2024	500,000	585,260
West Virginia Economic Development Authority
1.20%, 02/01/2018	3,500,000	3,494,435

	Principal Amount	Value
5.38%, 12/01/2038	885,000	973,553
1.70%, 01/01/2041	1,115,000	1,076,800

		7,477,380

Wisconsin – 0.49%
County of La Crosse WI
3.00%, 10/01/2017	510,000	517,711
Public Finance Authority
5.00%, 12/01/2025	500,000	537,910
4.13%, 05/01/2026 (Acquired 05/12/2016, Cost $800,000) (1)	800,000	762,064
4.00%, 08/01/2035 (4)	2,750,000	2,561,653
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,049,680
5.00%, 11/01/2020	2,005,000	2,248,808
Wisconsin Health & Educational Facilities Authority
5.00%, 12/01/2022	560,000	634,110
4.00%, 02/15/2025	270,000	293,765
4.00%, 02/15/2026	510,000	548,439
5.00%, 02/15/2027	300,000	344,490
4.00%, 02/15/2031	460,000	478,000
4.00%, 02/15/2033	550,000	566,561

		10,543,191

Total Municipal Bonds (Cost $2,116,346,068)		$2,082,168,921

SHORT-TERM INVESTMENTS – 2.87%
Money Market Funds – 2.87%
Fidelity Institutional Money Market Government Funds – Class I 0.39% (3)	31,140,587	$31,140,587
Goldman Sachs Financial Square Treasury Solutions Fund – Class I 0.37% (3)	31,140,586	31,140,586

Total Short-Term Investments (Cost $62,281,173)		$62,281,173

TOTAL INVESTMENTS IN SECURITIES – 98.95%
(Cost $2,178,627,241)		$2,144,450,094
OTHER ASSETS IN EXCESS OF LIABILITIES – 1.05%		22,684,213

TOTAL NET ASSETS – 100.00%		$2,167,134,307

(1)	Restricted security as defined in Rule 144A under the Securities Act of 1933. The value of these securities total $24,229,056, which represents 1.12% of total net assets.

(2)	Security is treated as illiquid by the Fund. The value of these securities totals $9,149,009, which represents 0.42% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $12,110,605, which represents 0.56% of total net assets.

The accompanying notes are an integral part of these financial statements.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.60%
Consumer Discretionary – 16.95%
Adidas AG	66,450	$10,480,405
Adient Plc (1)	515	30,185
Advance Auto Parts, Inc.	1,952	330,122
Amazon.com, Inc. (1)	117,217	87,897,512
AMC Networks, Inc. (1)	1,756	91,909
Aramark	2,773	99,052
AutoNation, Inc. (1)	716	34,833
AutoZone, Inc. (1)	26,880	21,229,555
Bed Bath & Beyond, Inc.	478	19,426
Borgwarner, Inc.	759	29,935
Brinker International, Inc.	1,321	65,429
Brunswick Corp.	1,950	106,353
Burlington Stores, Inc. (1)	1,079	91,445
Cabela’s, Inc. (1)	206	12,061
Cable One, Inc.	122	75,851
CalAtlantic Group, Inc.	210	7,142
CarMax, Inc. (1)	5,337	343,649
Carter’s, Inc.	1,472	127,166
CBS Corp.	10,491	667,437
Charter Communications, Inc. (1)	5,564	1,601,987
Chipotle Mexican Grill, Inc. (1)	62,564	23,606,648
Choice Hotels International, Inc.	624	34,975
Cinemark Holdings, Inc.	3,024	116,001
Clear Channel Outdoor Holdings, Inc.	338	1,707
Coach, Inc.	1,396	48,888
Comcast Corp. – Class A	268,866	18,565,197
D. R. Horton, Inc.	5,309	145,095
Darden Restaurants, Inc.	3,214	233,722
Delphi Automotive Plc	174,413	11,746,716
Dick’s Sporting Goods, Inc.	1,960	104,076
Discovery Communications, Inc. – Class A (1)	3,745	102,650
Discovery Communications, Inc. – Class C (1)	5,529	148,067
DISH Network Corp. (1)	4,751	275,225
Dollar General Corp.	192,465	14,255,883
Dollar Tree, Inc. (1)	6,208	479,133
Domino’s Pizza, Inc.	1,396	222,299
Dunkin’ Brands Group, Inc.	2,604	136,554
Expedia, Inc.	37,275	4,222,512
Extended Stay America, Inc.	233	3,763
Foot Locker, Inc.	3,371	238,970
Gap, Inc.	326	7,315
Gentex Corp.	4,924	96,954
Genuine Parts Co.	3,790	362,097
Groupon, Inc. (1)	9,263	30,753

	Shares	Value
Hanesbrands, Inc.	279,043	6,018,958
Harley-Davidson, Inc.	5,050	294,617
Harman International Industries, Inc.	891	99,044
Hasbro, Inc.	3,131	243,560
Hilton Worldwide Holdings, Inc.	12,774	347,453
Home Depot, Inc.	34,469	4,621,604
Hyatt Hotels Corp. (1)	31	1,713
Industria de Diseno Textil SA – ADR	621,021	10,538,726
Interpublic Group of Companies, Inc.	11,310	264,767
J.C. Penney Co., Inc. (1)	438,355	3,642,730
Kate Spade & Co. (1)	3,300	61,611
L Brands, Inc.	1,194	78,613
Las Vegas Sands Corp.	10,112	540,082
Lear Corp.	1,722	227,941
Leggett & Platt, Inc.	3,604	176,164
Lennar Corp. – Class A	2,580	110,759
Lennar Corp. – Class B	157	5,417
Liberty Expedia Holdings, Inc. (1)	226	8,965
Liberty Interactive Corp. (1)	7,133	142,517
Liberty Ventures (1)	339	12,499
Lions Gate Entertainment Corp. (1)	2,316	56,832
Lions Gate Entertainment Corp. (1)	809	21,749
Live Nation Entertainment, Inc. (1)	2,036	54,158
LKQ Corp. (1)	8,250	252,862
Lowes Companies, Inc.	837,813	59,585,261
Lululemon Athletica, Inc. (1)	2,721	176,838
Marriott International, Inc.	118,220	9,774,430
Mattel, Inc.	9,419	259,493
McDonald’s Corp.	23,037	2,804,064
MGM Resorts International (1)	1,173	33,818
Michael Kors Holdings Ltd (1)	4,376	188,080
Mohawk Industries, Inc. (1)	1,376	274,760
Morningstar, Inc.	489	35,971
Murphy USA, Inc. (1)	597	36,698
Netflix, Inc. (1)	127,823	15,824,487
Newell Brands, Inc.	211,853	9,459,236
Nike, Inc.	700,519	35,607,381
Nordstrom, Inc.	3,489	167,228
Norwegian Cruise Line Holdings Ltd (1)	338	14,375
NVR, Inc. (1)	95	158,555
Omnicom Group, Inc.	6,575	559,598
O’Reilly Automotive, Inc. (1)	2,606	725,536
Panera Bread Co. (1)	627	128,591
Polaris Industries, Inc.	1,717	141,464
Pool Corp.	1,143	119,261
Pulte Group, Inc.	2,687	49,387
Ralph Lauren Corp.	79	7,135
Regal Entertainment Group	521	10,733
Ross Stores, Inc.	146,623	9,618,469
Sally Beauty Holdings, Inc. (1)	3,880	102,510
Scripps Networks Interactive, Inc.	2,339	166,934
Service Corp. International	5,020	142,568
ServiceMaster Global Holdings, Inc. (1)	3,792	142,845

	Shares	Value
Signet Jewelers Ltd	1,820	171,553
Sirius XM Holdings, Inc.	50,275	223,724
Six Flags Entertainment Corp.	1,908	114,404
Skechers USA, Inc. (1)	3,573	87,824
Starbucks Corp.	890,466	49,438,672
Steven Madden Ltd (1)	81,787	2,923,885
Target Corp.	1,711	123,586
Tempur Sealy International, Inc. (1)	1,412	96,411
Tesla Motors, Inc. (1)	33,227	7,100,278
The Madison Square Garden Co. (1)	57,346	9,835,412
The Michaels Companies, Inc. (1)	1,894	38,732
The Priceline Group, Inc. (1)	24,620	36,094,397
Thor Industries, Inc.	1,296	129,665
Time Warner, Inc.	14,341	1,384,337
TJX Companies, Inc.	18,323	1,376,607
Toll Brothers, Inc. (1)	1,907	59,117
Tractor Supply Co.	3,713	281,483
Tribune Media Co.	139	4,862
TripAdvisor, Inc. (1)	3,072	142,449
Tupperware Brands Corp.	1,381	72,668
Twenty-First Century Fox, Inc. – Class A	22,897	642,032
Twenty-First Century Fox, Inc. – Class B	10,704	291,684
Ulta Salon Cosmetics & Fragrance, Inc. (1)	17,040	4,344,178
Under Armour, Inc. (1)	5,211	131,161
Under Armour, Inc. (1)	5,126	148,910
Urban Outfitters, Inc. (1)	1,816	51,720
Vail Resorts, Inc.	14,849	2,395,292
VF Corp.	131,652	7,023,634
Viacom, Inc. – Class A	260	10,010
Viacom, Inc. – Class B	8,518	298,982
Vista Outdoor, Inc. (1)	297	10,959
Visteon Corp.	896	71,985
Walt Disney Co.	44,990	4,688,858
Wendy’s Co.	3,186	43,075
Whirlpool Corp.	204	37,081
Williams-Sonoma, Inc.	2,532	122,523
Wyndham Worldwide Corp.	3,095	236,365
Wynn Resorts Ltd	2,075	179,508
Yum China Holdings, Inc. (1)	9,723	253,965
Yum! Brands, Inc.	9,567	605,878

		503,953,567

Consumer Staples – 8.99%
Altria Group, Inc.	54,185	3,663,990
Blue Buffalo Pet Products, Inc. (1)	1,600	38,464
Brown Forman Corp. – Class A	1,381	63,871
Brown Forman Corp. – Class B	4,915	220,782
Campbell Soup Co.	5,109	308,941
Casey’s General Stores, Inc.	1,099	130,649
Church & Dwight Co., Inc.	7,066	312,247
Clorox Co.	3,009	361,140
Coca Cola Co.	495,060	20,525,188
Colgate Palmolive Co.	434,677	28,445,263
Conagra Brands, Inc.	9,485	375,132

	Shares	Value
Constellation Brands, Inc.	4,589	703,540
Costco Wholesale Corp.	207,050	33,150,775
Coty, Inc.	575	10,528
CVS Health Corp.	28,051	2,213,504
Dr Pepper Snapple Group, Inc.	5,167	468,492
Energizer Holdings, Inc.	563	25,115
Flowers Foods, Inc.	4,239	84,653
General Mills, Inc.	16,478	1,017,846
Herbalife Ltd (1)	71,418	3,438,062
Hormel Foods Corp.	6,629	230,755
Ingredion, Inc.	1,425	178,068
Kellogg Co.	116,988	8,623,185
Kimberly-Clark Corp.	8,474	967,053
Kraft Heinz Co.	2,126	185,642
Kroger Co.	452,498	15,615,706
Lamb Weston Holdings, Inc. (1)	3,098	117,272
Lauder Estee Companies, Inc.	6,009	459,628
McCormick & Co, Inc.	3,204	299,029
Mead Johnson Nutrition Co.	141,481	10,011,196
Molson Coors Brewing Co.	244,360	23,778,672
Mondelez International, Inc.	678,175	30,063,498
Monster Beverage Corp. (1)	11,493	509,600
Nu Skin Enterprises, Inc.	396	18,921
PepsiCo, Inc.	34,798	3,640,915
Philip Morris International, Inc.	4,602	421,037
Pilgrim’s Pride Corp.	165	3,133
Post Holdings, Inc. (1)	1,020	81,998
Procter & Gamble Co.	336,451	28,288,800
Reynolds American, Inc.	14,142	792,518
Rite Aid Corp. (1)	28,725	236,694
Spectrum Brands Holdings, Inc.	680	83,184
Sprouts Farmers Market, Inc. (1)	197,957	3,745,346
Sysco Corp.	14,555	805,910
The Hain Celestial Group, Inc. (1)	2,185	85,281
The Hershey Co.	3,918	405,239
TreeHouse Foods, Inc. (1)	477	34,435
Tyson Foods, Inc.	89,241	5,504,385
US Foods Holding Corp. (1)	1,257	34,542
Walgreens Boots Alliance, Inc.	173,006	14,317,977
WhiteWave Foods Co. (1)	4,836	268,882
Whole Foods Market, Inc.	706,559	21,733,755

		267,100,438

Energy – 3.68%
Apache Corp.	7,194	456,603
Cabot Oil & Gas Corp.	9,571	223,579
Chesapeake Energy Corp. (1)	1,168	8,199
Cimarex Energy Co.	388	52,729
Concho Resources, Inc. (1)	40,514	5,372,156
Continental Resources, Inc. (1)	1,012	52,159
Core Laboratories NV	202,731	24,335,829
Devon Energy Corp.	1,246	56,905
Diamondback Energy, Inc. (1)	527	53,259
EOG Resources, Inc.	131,348	13,279,283

	Shares	Value
Halliburton Co.	40,859	2,210,063
Newfield Exploration Co. (1)	1,312	53,136
ONEOK, Inc.	5,803	333,150
Parsley Energy, Inc. (1)	301	10,607
Pioneer Natural Resources Co.	32,575	5,865,780
Schlumberger Ltd	674,566	56,629,816
Southwestern Energy Co. (1)	13,234	143,192
Spectra Energy Corp.	2,908	119,490
The Williams Companies, Inc.	3,074	95,724

		109,351,659

Financials – 6.04%
Affiliated Managers Group, Inc. (1)	32,496	4,721,669
Ameriprise Financial, Inc.	1,301	144,333
AmTrust Financial Services, Inc.	104	2,848
Aon Plc	144,935	16,164,601
Arthur J. Gallagher & Co.	3,474	180,509
Artisan Partners Asset Management, Inc.	1,036	30,821
Bank of America Corp.	1,702,150	37,617,515
Brown & Brown, Inc.	160	7,178
CBOE Holdings, Inc.	2,339	172,829
Charles Schwab Corp.	466,780	18,423,807
Citizens Financial Group, Inc.	6,283	223,863
Credit Acceptance Corp. (1)	232	50,462
Discover Financial Services	3,790	273,221
Donnelley Financial Solutions, Inc. (1)	403	9,261
Eaton Vance Corp.	2,945	123,337
Erie Indemnity Co.	498	56,000
Federated Investors, Inc.	2,137	60,434
First Hawaiian, Inc.	65	2,263
First Republic Bank	3,275	301,758
Interactive Brokers Group, Inc.	180	6,572
Intercontinental Exchange, Inc.	658,158	37,133,274
Invesco Ltd	1,842	55,886
KeyCorp	314,670	5,749,021
Lazard Ltd	535	21,983
Lincoln National Corp.	1,456	96,489
LPL Financial Holdings, Inc.	283	9,964
MarketAxess Holdings, Inc.	1,048	153,972
Marsh & McLennan Companies, Inc.	14,442	976,135
Moody’s Corp.	4,170	393,106
Morgan Stanley	194,757	8,228,483
MSCI, Inc.	2,533	199,550
NorthStar Asset Management Group, Inc.	4,816	71,855
S&P Global, Inc.	7,333	788,591
SEI Investments Co.	3,728	184,014
Signature Bank (1)	48,552	7,292,510
State Street Corp.	233,053	18,112,879
SVB Financial Group (1)	1,097	188,311
T. Rowe Price Group, Inc.	5,148	387,438
TD Ameritrade Holding Corp.	6,232	271,715
The Goldman Sachs Group, Inc.	37,277	8,925,978
The Progressive Corp.	1,468	52,114
Western Alliance Bancorp (1)	1,411	68,730

	Shares	Value
Willis Towers Watson Plc	94,909	11,605,473
XL Group Ltd	2,338	87,114

		179,627,866

Healthcare – 14.57%
AbbVie, Inc.	44,906	2,812,014
ABIOMED, Inc. (1)	1,060	119,441
Acadia Healthcare Co., Inc. (1)	721	23,865
ACADIA Pharmaceuticals, Inc. (1)	2,530	72,965
Aetna, Inc.	3,068	380,463
Agilent Technologies, Inc.	2,491	113,490
Agios Pharmaceuticals, Inc. (1)	851	35,512
Akorn, Inc. (1)	2,153	47,000
Alere, Inc. (1)	366	14,263
Alexion Pharmaceuticals, Inc. (1)	90,709	11,098,246
Align Technology, Inc. (1)	42,030	4,040,344
Alkermes Plc (1)	4,168	231,657
Allergan Plc (1)	119,579	25,112,786
Alnylam Pharmaceuticals, Inc. (1)	1,715	64,210
AmerisourceBergen Corp.	4,559	356,468
Amgen, Inc.	121,024	17,694,919
Anthem, Inc.	1,957	281,358
Athenahealth, Inc. (1)	1,054	110,849
Baxter International, Inc.	1,431	63,451
Becton Dickinson and Co.	5,802	960,521
Biogen, Inc. (1)	45,893	13,014,337
BioMarin Pharmaceutical, Inc. (1)	184,909	15,317,862
Bio-Techne Corp.	967	99,437
Boston Scientific Corp. (1)	37,499	811,103
Bristol Myers Squibb Co.	577,881	33,771,366
Bruker Corp.	2,759	58,436
C.R. Bard, Inc.	2,048	460,104
Cardinal Health, Inc.	8,406	604,980
Celgene Corp. (1)	222,802	25,789,331
Centene Corp. (1)	3,262	184,336
Cerner Corp. (1)	734,254	34,781,612
Charles River Laboratories International, Inc. (1)	1,269	96,685
Cigna Corp.	2,339	311,999
Danaher Corp.	157,644	12,271,009
DaVita, Inc. (1)	1,764	113,249
DexCom, Inc. (1)	2,328	138,982
Edwards Lifesciences Corp. (1)	81,580	7,644,046
Eli Lilly & Co.	173,417	12,754,820
Envision Healthcare Corp. (1)	2,379	150,567
Express Scripts Holding Co. (1)	15,488	1,065,420
Gilead Sciences, Inc.	36,763	2,632,598
HCA Holdings, Inc. (1)	5,721	423,468
Henry Schein, Inc. (1)	2,250	341,348
Hill-Rom Holdings, Inc.	1,658	93,080
Hologic, Inc. (1)	7,725	309,927
Humana, Inc.	45,362	9,255,209
IDEXX Laboratories, Inc. (1)	2,452	287,546
Illumina, Inc. (1)	4,077	522,019
Incyte Corp. (1)	4,512	452,418

	Shares	Value
Inovalon Holdings, Inc. (1)	1,701	17,520
Intercept Pharmaceuticals, Inc. (1)	428	46,502
Intrexon Corp. (1)	1,558	37,859
Intuitive Surgical, Inc. (1)	1,048	664,610
Ionis Pharmaceuticals, Inc. (1)	3,374	161,378
Johnson & Johnson	209,760	24,166,450
Juno Therapeutics, Inc. (1)	1,609	30,330
Laboratory Corp. of America Holdings (1)	1,317	169,076
McKesson Corp.	6,246	877,251
MEDNAX, Inc. (1)	159,776	10,650,668
Mettler-Toledo International, Inc. (1)	728	304,712
Mylan (1)	4,048	154,431
Neurocrine Biosciences, Inc. (1)	2,291	88,662
Novo Nordisk A/S – ADR	619,985	22,232,662
OPKO Health, Inc. (1)	7,864	73,135
Patheon NV (1)	465	13,350
Patterson Companies, Inc.	2,217	90,964
PerkinElmer, Inc.	631	32,907
Pfizer, Inc.	913,305	29,664,146
Premier, Inc. (1)	319	9,685
Quintiles IMS Holdings, Inc. (1)	82,201	6,251,386
Regeneron Pharmaceuticals, Inc. (1)	61,712	22,653,858
ResMed, Inc.	3,907	242,429
Seattle Genetics, Inc. (1)	2,677	141,265
Shire Plc – ADR	82,440	14,046,127
St. Jude Medical, Inc.	5,304	425,328
Stryker Corp.	9,328	1,117,588
Teleflex, Inc.	221	35,614
Tenet Healthcare Corp. (1)	2,178	32,322
The Cooper Companies, Inc.	1,000	174,930
Thermo Fisher Scientific, Inc.	61,874	8,730,421
United Therapeutics Corp. (1)	322	46,184
UnitedHealth Group, Inc.	116,131	18,585,605
Universal Health Services, Inc.	548	58,296
Varian Medical Systems, Inc. (1)	2,665	239,264
VCA, Inc. (1)	2,104	144,440
Veeva Systems, Inc. (1)	2,733	111,233
Vertex Pharmaceuticals, Inc. (1)	38,578	2,842,041
VWR Corp. (1)	104	2,603
Waters Corp. (1)	2,111	283,697
WellCare Health Plans, Inc. (1)	1,181	161,891
West Pharmaceutical Services, Inc.	2,011	170,593
Zimmer Holdings, Inc.	2,714	280,085
Zoetis, Inc.	549,371	29,407,830

		433,062,444

Industrials – 8.36%
3M Co.	16,289	2,908,727
A.O. Smith Corp.	3,942	186,654
Acuity Brands, Inc.	1,224	282,573
Air Lease Corp.	1,253	43,015
Alaska Air Group, Inc.	2,757	244,629
Allegion Plc	2,811	179,904
AMERCO	101	37,329

	Shares	Value
AMETEK, Inc.	1,113	54,092
Avis Budget Group, Inc. (1)	2,080	76,294
B/E Aerospace, Inc.	2,869	172,685
Boeing Co.	80,058	12,463,429
BWX Technologies, Inc.	119,092	4,727,952
C.H. Robinson Worldwide, Inc.	3,949	289,304
Carlisle Companies, Inc.	491	54,152
Caterpillar, Inc.	172,690	16,015,271
Cintas Corp.	2,453	283,469
Clean Harbors, Inc. (1)	95	5,287
Copart, Inc. (1)	2,648	146,726
Covanta Holding Corp.	3,108	48,485
Deere & Co.	54,325	5,597,648
Delta Air Lines, Inc.	16,629	817,980
Donaldson Co., Inc.	3,523	148,248
Dun & Bradstreet Corp.	77,426	9,393,322
Emerson Electric Co.	2,802	156,211
Equifax, Inc.	3,252	384,484
Expeditors International of Washington, Inc.	3,464	183,453
Fastenal Co.	194,159	9,121,590
FedEx Corp.	6,922	1,288,876
Flowserve Corp.	2,165	104,028
Fortive Corp.	2,107	112,998
Fortune Brands Home & Security, Inc.	4,132	220,897
General Dynamics Corp.	2,833	489,146
General Electric Co.	49,651	1,568,972
Graco, Inc.	1,641	136,351
HD Supply Holdings, Inc. (1)	5,640	239,756
HEICO Corp.	517	39,887
Heico Corp. – Class A	996	67,628
Herc Holdings, Inc. (1)	108	4,337
Hertz Global Holdings, Inc. (1)	326	7,029
Hexcel Corp.	2,494	128,291
Honeywell International, Inc.	165,442	19,166,456
Hubbell, Inc.	961	112,149
Huntington Ingalls Industries, Inc.	1,054	194,136
IDEX Corp.	1,896	170,754
Illinois Tool Works, Inc.	8,165	999,886
Ingersoll-Rand Plc	3,677	275,922
J.B. Hunt Transportation Services, Inc.	2,467	239,472
JetBlue Airways Corp. (1)	552	12,376
Johnson Controls International Plc	253,195	10,429,102
Kansas City Southern	171,828	14,579,606
KAR Auction Services, Inc.	3,853	164,215
Landstar System, Inc.	1,128	96,218
Lennox International, Inc.	986	151,026
Lincoln Electric Holdings, Inc.	1,056	80,964
Lockheed Martin Corp.	7,053	1,762,827
LSC Communications, Inc.	403	11,961
Manitowoc Foodservice, Inc. (1)	1,582	30,580
Masco Corp.	5,834	184,471
MSC Industrial Direct Co., Inc.	518	47,858
Nielsen Holdings Plc	7,794	326,958

	Shares	Value
Nordson Corp.	1,548	173,453
Northrop Grumman Corp.	4,615	1,073,357
Old Dominion Freight Line, Inc. (1)	1,144	98,144
PACCAR, Inc.	792	50,609
Parker-Hannifin Corp.	42,584	5,961,760
Pitney Bowes, Inc.	5,206	79,079
Quanta Services, Inc. (1)	1,112	38,753
Raytheon Co.	167,791	23,826,322
Robert Half International, Inc.	3,706	180,779
Rockwell Automation, Inc.	93,979	12,630,778
Rockwell Collins, Inc.	3,598	333,750
Rollins, Inc.	2,899	97,928
Roper Technologies, Inc.	1,413	258,692
RR Donnelley & Sons Co.	1,398	22,815
Snap-on, Inc.	1,146	196,275
Southwest Airlines Co.	17,685	881,420
Spirit AeroSystems Holdings, Inc.	1,681	98,086
Stanley Black & Decker, Inc.	485	55,625
Stericycle, Inc. (1)	2,249	173,263
Textron, Inc.	2,240	108,774
The Middleby Corp. (1)	1,609	207,255
The Toro Co.	3,073	171,934
TransDigm Group, Inc.	80,395	20,015,139
TransUnion (1)	1,391	43,024
Union Pacific Corp.	286,125	29,665,440
United Parcel Service, Inc.	19,143	2,194,554
United Rentals, Inc. (1)	2,126	224,463
United Technologies Corp.	208,525	22,858,510
Valmont Industries, Inc.	493	69,464
Verisk Analytics, Inc. (1)	94,318	7,655,792
W.W. Grainger, Inc.	1,530	355,342
WABCO Holdings, Inc. (1)	1,492	158,376
Wabtec Corp.	2,441	202,652
Waste Management, Inc.	10,092	715,624
Watsco, Inc.	691	102,351
Xylem, Inc.	2,726	134,992

		248,582,620

Information Technology – 33.99%
Accenture Plc	106,720	12,500,114
Activision Blizzard, Inc.	15,618	563,966
Adobe Systems, Inc. (1)	194,910	20,065,984
Akamai Technologies, Inc. (1)	179,014	11,936,653
Alibaba Group Holding Ltd – ADR (1)	137,910	12,109,877
Alliance Data Systems Corp.	97,640	22,310,740
Alphabet, Inc. – Class A (1)	138,213	109,526,892
Alphabet, Inc. – Class C (1)	62,968	48,599,962
Amphenol Corp.	8,316	558,835
Analog Devices, Inc.	42,494	3,085,914
ANSYS, Inc. (1)	619	57,251
Apple, Inc.	1,001,948	116,045,617
Applied Materials, Inc.	306,384	9,887,012
Arista Networks, Inc. (1)	1,045	101,125
ARRIS International Plc (1)	1,169	35,222

	Shares	Value
Atlassian Corporation Plc (1)	673	16,206
Autodesk, Inc. (1)	4,768	352,880
Automatic Data Processing, Inc.	269,426	27,691,604
Black Knight Financial Services, Inc. (1)	572	21,622
Booz Allen Hamilton Holding Corp.	133,652	4,820,828
Broadcom Ltd	10,447	1,846,716
Broadridge Financial Solutions, Inc.	3,179	210,768
Cadence Design Systems, Inc. (1)	8,066	203,424
CDK Global, Inc.	4,277	255,294
CDW Corp.	4,562	237,635
Cisco Systems, Inc.	909,495	27,484,939
Citrix Systems, Inc. (1)	4,278	382,068
Cognex Corp.	2,269	144,354
Cognizant Technology Solutions – Class A (1)	16,779	940,127
CommerceHub, Inc. (1)	113	1,698
CommerceHub, Inc. (1)	56	841
CommScope Holding Co., Inc. (1)	3,599	133,883
CoreLogic, Inc. (1)	1,389	51,157
CoStar Group, Inc. (1)	29,261	5,515,406
Cree, Inc. (1)	1,048	27,657
CSRA, Inc.	283,075	9,013,108
Dell Technologies Inc – VMware, Inc. (1)	658	36,170
DST Systems, Inc.	870	93,220
eBay, Inc. (1)	821,912	24,402,567
Electronic Arts, Inc. (1)	8,075	635,987
Euronet Worldwide, Inc. (1)	1,314	95,173
F5 Networks, Inc. (1)	1,852	268,021
Facebook, Inc. (1)	649,315	74,703,691
FactSet Research Systems, Inc.	1,085	177,322
Fidelity National Information Services, Inc.	136,639	10,335,374
FireEye, Inc. (1)	806	9,591
First Data Corp. (1)	8,949	126,986
Fiserv, Inc. (1)	6,160	654,685
Fitbit, Inc. (1)	3,020	22,106
FleetCor Technologies, Inc. (1)	209,561	29,657,073
Fortinet, Inc. (1)	4,151	125,028
Gartner, Inc. (1)	2,215	223,870
Genpact Ltd (1)	3,993	97,190
Global Payments, Inc.	4,245	294,645
GoDaddy, Inc. (1)	1,227	42,884
Guidewire Software, Inc. (1)	81,042	3,997,802
Intel Corp.	11,817	428,603
InterActiveCorp (1)	1,480	95,889
International Business Machines Corp.	16,749	2,780,166
Intuit, Inc.	6,764	775,222
IPG Photonics Corp. (1)	773	76,303
J2 Global, Inc.	89,470	7,318,646
Jack Henry & Associates, Inc.	2,119	188,125
KLA-Tencor Corp.	4,346	341,943
Lam Research Corp.	3,568	377,245
Leidos Holdings, Inc.	1,808	92,461
Linear Technology Corp.	3,092	192,786
Manhattan Associates, Inc. (1)	2,056	109,030

	Shares	Value
Mastercard, Inc.	225,653	23,298,672
Match Group, Inc. (1)	690	11,799
Maxim Integrated Products, Inc.	7,796	300,692
Microchip Technology, Inc.	5,771	370,210
Microsoft Corp.	1,626,877	101,094,137
Mobileye NV (1)	109,379	4,169,527
Motorola Solutions, Inc.	521	43,186
National Instruments Corp.	2,271	69,992
NCR Corp. (1)	3,467	140,621
Nuance Communications, Inc. (1)	4,405	65,634
Nutanix, Inc. (1)	315	8,366
NVIDIA Corp.	124,940	13,336,096
ON Semiconductor Corp. (1)	942	12,020
Oracle Corp.	7,989	307,177
Palo Alto Networks, Inc. (1)	42,090	5,263,354
Pandora Media, Inc. (1)	4,867	63,466
Paychex, Inc.	8,898	541,710
PayPal Holdings, Inc. (1)	31,417	1,240,029
PTC, Inc. (1)	1,376	63,667
Qorvo, Inc. (1)	308	16,241
QUALCOMM, Inc.	151,640	9,886,928
Red Hat, Inc. (1)	732,747	51,072,466
Sabre Corp.	5,887	146,881
Salesforce.com, Inc. (1)	610,132	41,769,637
SAP SE – ADR	254,764	22,019,252
ServiceNow, Inc. (1)	4,334	322,190
Skyworks Solutions, Inc.	62,166	4,641,314
Splunk, Inc. (1)	86,858	4,442,787
Square, Inc. (1)	1,181	16,097
SS&C Technologies Holdings, Inc.	4,426	126,584
Symantec Corp.	2,303	55,019
Synopsys, Inc. (1)	359	21,131
Tableau Software, Inc. (1)	1,529	64,447
Tencent Holdings Ltd – ADR	410,219	9,935,504
Teradata Corp. (1)	3,423	93,003
Texas Instruments, Inc.	225,373	16,445,468
The Western Union Co.	13,617	295,761
Total System Services, Inc.	4,677	229,313
Trimble, Inc. (1)	5,697	171,765
Twilio, Inc. (1)	418	12,059
Twitter, Inc. (1)	15,619	254,590
Tyler Technologies, Inc. (1)	926	132,205
Ultimate Software Group, Inc. (1)	767	139,862
Vantiv, Inc. (1)	413,363	24,644,702
VeriFone Systems, Inc. (1)	2,896	51,346
VeriSign, Inc. (1)	2,652	201,738
Versum Materials, Inc. (1)	2,348	65,908
Visa, Inc.	759,196	59,232,472
VMware, Inc. (1)	670	52,749
WEX, Inc. (1)	1,031	115,060
Workday, Inc. (1)	112,777	7,453,432
Xilinx, Inc.	2,277	137,462
Yelp, Inc. (1)	1,389	52,963

	Shares	Value
Zebra Technologies Corp. (1)	1,152	98,796
Zillow Group, Inc. – Class A (1)	967	35,247
Zillow Group, Inc. – Class C (1)	1,838	67,032

		1,010,432,949

Materials – 1.61%
AdvanSix, Inc. (1)	756	16,738
Air Products & Chemicals, Inc.	4,731	680,412
AptarGroup, Inc.	434	31,877
Avery Dennison Corp.	2,426	170,354
Axalta Coating Systems Ltd (1)	4,342	118,102
Ball Corp.	4,783	359,060
Bemis, Inc.	346	16,546
Berry Plastics Group, Inc. (1)	3,418	166,559
Celanese Corp.	327	25,748
Crown Holdings, Inc. (1)	3,833	201,501
DuPont	24,268	1,781,271
Eagle Materials, Inc.	1,273	125,429
Ecolab, Inc.	256,265	30,039,383
FMC Corp.	3,140	177,598
Freeport-McMoRan, Inc. (1)	7,707	101,655
Graphic Packaging Holding Co.	6,132	76,527
International Flavors & Fragrances, Inc.	2,208	260,169
Lyondellbasell Industries NV	4,301	368,940
Martin Marietta Materials, Inc.	1,599	354,227
Monsanto Co.	7,864	827,372
NewMarket Corp.	190	80,530
Owens-Illinois, Inc. (1)	4,410	76,778
Packaging Corporation of America	2,600	220,532
PPG Industries, Inc.	90,369	8,563,367
Praxair, Inc.	6,969	816,697
Royal Gold, Inc.	82	5,195
RPM International, Inc.	3,528	189,912
Scotts Miracle-Gro Co.	1,094	104,532
Sealed Air Corp.	5,580	252,997
Silgan Holdings, Inc.	973	49,798
Southern Copper Corp.	1,062	33,920
Steel Dynamics, Inc.	981	34,904
The Sherwin-Williams Co.	2,237	601,171
The Valspar Corp.	2,235	231,568
Valvoline, Inc.	116	2,494
Vulcan Materials Co.	3,428	429,014
W.R. Grace & Co.	1,082	73,187

		47,666,064

Real Estate – 1.30%
Alexandria Real Estate Equities, Inc.	220	24,449
American Campus Communities, Inc.	176,820	8,800,331
American Tower Corp.	11,712	1,237,724
Boston Properties, Inc.	703	88,423
Care Capital Properties, Inc.	188	4,700
CBRE Group, Inc. (1)	8,492	267,413
Crown Castle International Corp.	8,841	767,134
CubeSmart	3,293	88,154
CyrusOne, Inc.	1,715	76,712

	Shares	Value
Digital Realty Trust, Inc.	3,111	305,687
Empire State Realty Trust, Inc.	1,981	39,996
Equinix, Inc.	63,684	22,761,298
Equity Lifestyle Properties, Inc.	2,135	153,933
Essex Property Trust, Inc.	755	175,538
Extra Space Storage, Inc.	3,346	258,445
Federal Realty Investment Trust	1,957	278,109
Gaming and Leisure Properties, Inc.	5,461	167,216
Healthcare Trust of America, Inc.	2,730	79,470
Iron Mountain, Inc.	7,540	244,899
Lamar Advertising Co.	2,307	155,123
Life Storage, Inc.	769	65,565
Omega Healthcare Investors, Inc.	1,752	54,768
Outfront Media, Inc.	508	12,634
Public Storage	4,075	910,763
Regency Centers Corp.	464	31,993
Senior Housing Properties Trust	629	11,907
Simon Property Group, Inc.	7,713	1,370,369
Tanger Factory Outlet Centers, Inc.	2,185	78,179
Taubman Centers, Inc.	763	56,409
Ventas, Inc.	2,849	178,119

		38,745,460

Telecommunication Services – 1.11%
AT&T, Inc.	685,990	29,175,155
SBA Communications Corp. (1)	2,223	229,547
T-Mobile US, Inc. (1)	4,833	277,946
Verizon Communications, Inc.	56,554	3,018,852
Zayo Group Holdings, Inc. (1)	4,548	149,447

		32,850,947

Utilities – 0.00% (3)
Dominion Resources, Inc.	1,173	89,840

Total Common Stocks (Cost $2,690,232,516)		$2,871,463,854

SHORT-TERM INVESTMENTS – 3.58%
Money Market Funds – 3.58%
Goldman Sachs Financial Square Government Fund – Class I, 0.45% (2)	53,194,096	$53,194,096
JPMorgan U.S. Government Money Market Fund – Class I, 0.44% (2)	53,194,096	53,194,096

Total Short-Term Investments (Cost $106,388,192)		$106,388,192

TOTAL INVESTMENTS IN SECURITIES – 100.18%
(Cost $2,796,620,708)		$2,977,852,046
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.18)%		(5,229,263)

TOTAL NET ASSETS – 100.00%		$2,972,622,783

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(1)	Non-income producing security.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

(3)	Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 94.58%
Consumer Discretionary – 10.20%
Adient Plc (1)	2,162	$126,694
Aramark	4,147	148,131
AutoNation, Inc. (1)	1,180	57,407
Bed Bath & Beyond, Inc.	3,989	162,113
Best Buy, Inc.	8,459	360,946
Borgwarner, Inc.	5,757	227,056
Brunswick Corp.	504	27,488
Burlington Stores, Inc. (1)	952	80,682
Cabela’s, Inc. (1)	1,313	76,876
CalAtlantic Group, Inc.	1,943	66,081
Carnival Corp.	348,118	18,123,023
CBS Corp.	277,114	17,629,993
Choice Hotels International, Inc.	383	21,467
Clear Channel Outdoor Holdings, Inc.	519	2,621
Coach, Inc.	6,782	237,506
Comcast Corp. – Class A	5,544	382,813
CST Brands, Inc.	2,232	107,471
D. R. Horton, Inc.	4,736	129,435
Dick’s Sporting Goods, Inc.	571	30,320
Dillard’s, Inc.	569	35,671
Discovery Communications, Inc. – Class A (1)	283	7,757
Discovery Communications, Inc. – Class C (1)	499	13,363
DISH Network Corp. (1)	1,509	87,416
Extended Stay America, Inc.	1,903	30,733
Foot Locker, Inc.	409	28,994
Ford Motor Co.	119,461	1,449,062
GameStop Corp.	3,064	77,397
Gap, Inc.	6,242	140,070
Garmin Ltd	3,364	163,120
General Motors Co.	43,277	1,507,771
Gentex Corp.	2,984	58,755
Genuine Parts Co.	269	25,700
Goodyear Tire & Rubber Co.	8,165	252,054
Graham Holdings Co.	130	66,554
H&R Block, Inc.	6,237	143,389
Hanesbrands, Inc.	546,600	11,790,162
Harman International Industries, Inc.	1,134	126,055
Hilton Worldwide Holdings, Inc.	1,867	50,782
Hyatt Hotels Corp. (1)	926	51,171
International Game Technology Plc	2,984	76,152
J.C. Penney Co., Inc. (1)	9,220	76,618
John Wiley & Sons, Inc.	1,403	76,464
Kohl’s Corp.	5,665	279,738
L Brands, Inc.	5,978	393,592

	Shares	Value
Lear Corp.	377	49,903
Lennar Corp. – Class A	2,640	113,335
Lennar Corp. – Class B	120	4,140
Liberty Broadband Corp. – Class A (1)	762	55,215
Liberty Broadband Corp. – Class C (1)	3,096	229,321
Liberty Expedia Holdings, Inc. (1)	192,572	7,639,331
Liberty Interactive Corp. (1)	1,062,419	21,227,132
Liberty SiriusXM Group (1)	5,643	191,411
Liberty SiriusXM Group (1)	2,720	93,894
Liberty Ventures (1)	446,285	16,454,528
Lions Gate Entertainment Corp. (1)	548	14,728
Lions Gate Entertainment Corp. (1)	551	13,509
Live Nation Entertainment, Inc. (1)	1,692	45,007
Lowes Companies, Inc.	272,132	19,354,028
Macy’s, Inc.	9,334	334,251
Marriott International, Inc.	2,368	195,786
McDonald’s Corp.	174,552	21,246,469
MGM Resorts International (1)	13,059	376,491
Michelin	222,703	24,755,484
Mohawk Industries, Inc. (1)	385	76,877
Murphy USA, Inc. (1)	435	26,739
News Corp. – Class A	1,172,347	13,435,097
News Corp. – Class B	3,604	42,527
Nike, Inc.	740,586	37,643,986
Norwegian Cruise Line Holdings Ltd (1)	408,233	17,362,149
NVR, Inc. (1)	7,100	11,849,900
Penske Automotive Group, Inc.	1,210	62,726
Pulte Group, Inc.	7,539	138,567
PVH Corp.	2,475	223,344
Ralph Lauren Corp.	1,623	146,589
Regal Entertainment Group	1,722	35,473
Royal Caribbean Cruises Ltd	208,937	17,141,191
SeaWorld Entertainment, Inc.	258,000	4,883,940
Signet Jewelers Ltd	208	19,606
Staples, Inc.	19,363	175,235
Target Corp.	16,021	1,157,197
TEGNA, Inc.	6,609	141,367
Tesla Motors, Inc. (1)	216	46,157
The Madison Square Garden Co. (1)	531	91,072
The Michaels Companies, Inc. (1)	841	17,198
Tiffany & Co.	3,324	257,377
Time Warner, Inc.	65,410	6,314,027
TJX Companies, Inc.	326,563	24,534,678
Toll Brothers, Inc. (1)	2,604	80,724
Tribune Media Co.	2,157	75,452
Twenty-First Century Fox, Inc. – Class A	572,872	16,063,331
Twenty-First Century Fox, Inc. – Class B	3,330	90,743
Urban Outfitters, Inc. (1)	706	20,107
VF Corp.	311,282	16,606,895
Viacom, Inc. – Class A	54	2,079
Viacom, Inc. – Class B	1,208	42,401
Vista Outdoor, Inc. (1)	1,505	55,535
Walt Disney Co.	148,933	15,521,797

	Shares	Value
Wendy’s Co.	2,696	36,450
Whirlpool Corp.	2,030	368,993
Wynn Resorts Ltd	249	21,541

		352,209,693

Consumer Staples – 8.32%
Altria Group, Inc.	254,700	17,222,814
Archer-Daniels-Midland Co.	17,501	798,921
Brown Forman Corp. – Class A	78	3,608
Brown Forman Corp. – Class B	437	19,630
Bunge Ltd	4,264	308,031
Clorox Co.	590	70,812
Coca Cola Co.	651,028	26,991,621
Coca-Cola European Partners Plc	484,700	15,219,580
Colgate Palmolive Co.	409,918	26,825,034
Conagra Brands, Inc.	2,755	108,960
Costco Wholesale Corp.	234,423	37,533,467
Coty, Inc.	12,937	236,876
CVS Health Corp.	452,950	35,742,285
Diageo Plc – ADR	199,192	20,704,017
Edgewell Personal Care Co. (1)	1,768	129,046
Energizer Holdings, Inc.	1,245	55,539
Flowers Foods, Inc.	384	7,668
Hormel Foods Corp.	1,023	35,611
Ingredion, Inc.	673	84,098
Kellogg Co.	576	42,457
Kimberly-Clark Corp.	1,598	182,364
Kraft Heinz Co.	15,985	1,395,810
Lamb Weston Holdings, Inc. (1)	954	36,122
Mead Johnson Nutrition Co.	3,589	253,958
Molson Coors Brewing Co.	5,238	509,710
Mondelez International, Inc.	45,859	2,032,929
Nu Skin Enterprises, Inc.	1,254	59,916
PepsiCo, Inc.	229,588	24,021,792
Philip Morris International, Inc.	168,476	15,413,869
Pilgrim’s Pride Corp.	1,519	28,846
Pinnacle Foods, Inc.	3,574	191,030
Post Holdings, Inc. (1)	832	66,884
Procter & Gamble Co.	228,539	19,215,559
Reynolds American, Inc.	280,687	15,729,699
The Hain Celestial Group, Inc. (1)	775	30,248
The J. M. Smucker Co.	3,534	452,564
TreeHouse Foods, Inc. (1)	1,125	81,214
Tyson Foods, Inc.	4,707	290,328
Walgreens Boots Alliance, Inc.	261,277	21,623,285
Wal-Mart Stores, Inc.	46,423	3,208,758
Whole Foods Market, Inc.	7,953	244,634

		287,209,594

Energy – 10.14%
Anadarko Petroleum Corp.	17,264	1,203,819
Antero Resources Corp. (1)	5,411	127,970
Apache Corp.	425,482	27,005,343
Baker Hughes, Inc.	13,324	865,660
BP Plc – ADR	494,800	18,495,624

	Shares	Value
Cabot Oil & Gas Corp.	4,083	95,379
Cheniere Energy, Inc. (1)	6,052	250,734
Chesapeake Energy Corp. (1)	16,710	117,304
Chevron Corp.	226,533	26,662,934
Cimarex Energy Co.	2,387	324,393
Concho Resources, Inc. (1)	4,290	568,854
ConocoPhillips	437,973	21,959,966
CONSOL Energy, Inc.	7,084	129,141
Continental Resources, Inc. (1)	1,522	78,444
Devon Energy Corp.	954,838	43,607,451
Diamond Offshore Drilling, Inc. (1)	1,927	34,108
Diamondback Energy, Inc. (1)	1,769	178,775
Dril-Quip, Inc. (1)	1,149	68,997
Energen Corp. (1)	2,917	168,223
Ensco Plc	9,495	92,291
EOG Resources, Inc.	134,942	13,642,636
EQT Corp.	5,214	340,996
Exxon Mobil Corp.	357,440	32,262,534
Fairmount Santrol Holdings, Inc. (1)	1,026,000	12,096,540
FMC Technologies, Inc. (1)	6,763	240,289
Franks International	1,147	14,120
Gulfport Energy Corp. (1)	3,845	83,206
Halliburton Co.	26,480	1,432,303
Helmerich & Payne, Inc.	2,992	231,581
Hess Corp.	863,494	53,787,041
HollyFrontier Corp.	5,020	164,455
Kinder Morgan, Inc.	58,535	1,212,260
Kosmos Energy Ltd (1)	4,704	32,975
Laredo Petroleum, Inc. (1)	4,305	60,873
Marathon Oil Corp.	25,846	447,394
Marathon Petroleum Corp.	16,002	805,701
Murphy Oil Corp.	4,892	152,288
Nabors Industries Ltd	8,592	140,909
National Oilwell Varco, Inc.	11,521	431,346
Newfield Exploration Co. (1)	4,581	185,531
Noble Corp. Plc	7,251	42,926
Noble Energy, Inc.	12,954	493,029
Occidental Petroleum Corp.	590,732	42,077,840
Oceaneering International, Inc.	2,910	82,091
Parsley Energy, Inc. (1)	4,601	162,139
Patterson-UTI Energy, Inc.	4,308	115,971
PBF Energy, Inc.	2,999	83,612
Phillips 66	211,716	18,294,380
Pioneer Natural Resources Co.	5,036	906,833
QEP Resources, Inc. (1)	7,159	131,797
Range Resources Corp.	6,284	215,918
Rice Energy, Inc. (1)	3,245	69,281
Rowan Companies Plc (1)	3,932	74,276
RPC, Inc.	1,747	34,608
Schlumberger Ltd	283,773	23,822,743
SM Energy Co.	2,906	100,199
Spectra Energy Corp.	18,015	740,236
Superior Energy Services, Inc.	4,737	79,961

	Shares	Value
Targa Resources Corp.	4,966	278,444
Tesoro Corp.	3,662	320,242
The Williams Companies, Inc.	17,575	547,286
Transocean Ltd (1)	10,348	152,530
Valero Energy Corp.	14,289	976,225
Weatherford International Plc (1)	30,206	150,728
Whiting Petroleum Corp. (1)	5,979	71,868
World Fuel Services Corp.	2,167	99,487
WPX Energy, Inc. (1)	9,975	145,336

		350,070,374

Financials – 20.44%
Affiliated Managers Group, Inc. (1)	208	30,222
Aflac, Inc.	12,234	851,486
AGNC Investment Corp.	966,519	17,522,990
Alleghany Corp. (1)	38,158	23,204,643
Allied World Assurance Co. Holdings AG	2,896	155,544
Allstate Corp.	11,615	860,904
Ally Financial, Inc.	13,485	256,485
American Express Co.	509,054	37,710,720
American Financial Group, Inc.	2,354	207,435
American International Group, Inc.	311,354	20,334,530
American National Insurance Co.	256	31,900
Ameriprise Financial, Inc.	97,118	10,774,271
AmTrust Financial Services, Inc.	2,620	71,736
Annaly Capital Management, Inc.	31,214	311,204
Arch Capital Group Ltd (1)	3,508	302,705
Arthur J. Gallagher & Co.	1,652	85,838
Aspen Insurance Holdings Ltd	1,918	105,490
Associated Banc Corp.	4,470	110,409
Assurant, Inc.	1,710	158,791
Assured Guaranty Ltd	4,002	151,156
Axis Capital Holdings Ltd	2,998	195,679
Bank of America Corp.	1,311,010	28,973,321
Bank of Hawaii Corp.	1,271	112,725
Bank of New York Mellon Corp.	32,287	1,529,758
BankUnited, Inc.	3,030	114,201
BB&T Corp.	25,248	1,187,161
Berkshire Hathaway, Inc. (1)	365,816	59,620,692
BlackRock, Inc.	43,971	16,732,724
BOK Financial Corp.	771	64,024
Brown & Brown, Inc.	3,279	147,096
Capital One Financial Corp.	191,464	16,703,319
Charles Schwab Corp.	7,329	289,276
Chimera Investment Corp.	7,094	120,740
Chubb Ltd	385,201	50,892,756
Cincinnati Financial Corp.	4,587	347,465
CIT Group, Inc.	6,105	260,561
Citigroup, Inc.	1,075,823	63,936,161
Citizens Financial Group, Inc.	9,527	339,447
CME Group, Inc.	10,467	1,207,368
CNA Financial Corp.	903	37,475
Comerica, Inc.	5,676	386,592
Commerce Bancshares, Inc.	2,625	151,754

	Shares	Value
Cullen/Frost Bankers, Inc.	1,597	140,903
Discover Financial Services	227,780	16,420,660
Donnelley Financial Solutions, Inc. (1)	210	4,826
E*TRADE Financial Corp. (1)	416,069	14,416,791
East West Bancorp, Inc.	4,305	218,823
Endurance Specialty Holdings Ltd	1,978	182,767
Erie Indemnity Co.	228	25,639
Everest Re Group Ltd	1,188	257,083
Fifth Third Bancorp	284,273	7,666,843
First American Financial Corp.	3,223	118,059
First Hawaiian, Inc.	696	24,235
First Horizon National Corp.	6,906	138,189
First Republic Bank	852	78,503
FNF Group	329,974	11,205,917
Franklin Resources, Inc.	11,009	435,736
Hanover Insurance Group, Inc.	1,325	120,588
Harford Financial Services Group, Inc.	11,925	568,226
Huntington Bancshares, Inc.	32,809	433,735
Interactive Brokers Group, Inc.	1,750	63,893
Intercontinental Exchange, Inc.	9,348	527,414
Invesco Ltd	10,353	314,110
JPMorgan Chase & Co.	394,053	34,002,833
KeyCorp	1,044,633	19,085,445
Lazard Ltd	3,406	139,953
Legg Mason, Inc.	3,120	93,319
Leucadia National Corp.	10,090	234,593
Lincoln National Corp.	5,558	368,329
Loews Corp.	8,593	402,410
LPL Financial Holdings, Inc.	2,321	81,722
M&T Bank Corp.	4,551	711,913
Markel Corp. (1)	443	400,694
Marsh & McLennan Companies, Inc.	327,995	22,169,182
Mercury General Corp.	241	14,511
MetLife, Inc.	28,679	1,545,511
MFA Financial, Inc.	11,088	84,601
Moody’s Corp.	538	50,717
Morgan Stanley	43,884	1,854,099
Nasdaq OMX Group, Inc.	3,440	230,893
Navient Corp.	966,282	15,876,013
New York Community Bancorp, Inc.	1,009,892	16,067,382
Northern Trust Corp.	6,307	561,638
Old Republic International Corp.	7,271	138,149
OneMain Holdings, Inc. (1)	1,556	34,450
PacWest Bancorp	3,547	193,099
People’s United Financial, Inc.	9,276	179,583
PNC Financial Services Group, Inc.	373,195	43,648,887
Popular, Inc.	3,192	139,873
Principal Financial Group, Inc.	8,158	472,022
ProAssurance Corp.	1,579	88,740
Prudential Financial, Inc.	13,640	1,419,378
Raymond James Financial, Inc.	3,837	265,789
Regions Financial Corp.	38,640	554,870
Reinsurance Group of America, Inc.	1,942	244,362

	Shares	Value
RenaissanceRe Holdings Ltd	1,061	144,529
Santander Consumer USA Holdings, Inc. (1)	3,130	42,255
Signature Bank (1)	653	98,081
SLM Corp. (1)	1,433,712	15,799,506
Starwood Property Trust, Inc.	7,523	165,130
State Street Corp.	201,096	15,629,181
SunTrust Banks, Inc.	15,257	836,846
SVB Financial Group (1)	405	69,522
Synchrony Financial	25,427	922,237
Synovus Financial Corp.	3,730	153,228
T. Rowe Price Group, Inc.	1,749	131,630
TCF Financial Corp.	4,722	92,504
TD Ameritrade Holding Corp.	813	35,447
TFS Financial Corp.	1,711	32,577
The Goldman Sachs Group, Inc.	108,585	26,000,678
The Progressive Corp.	16,024	568,852
Thomson Reuters Corp.	9,161	401,069
Torchmark Corp.	3,595	265,167
Travelers Companies, Inc.	8,983	1,099,699
Two Harbors Investment Corp.	10,837	94,499
U.S. Bancorp	49,668	2,551,445
Unum Group	7,163	314,671
Validus Holdings Ltd	2,607	143,411
Voya Financial, Inc.	6,273	246,027
W.R. Berkley Corp.	2,915	193,877
Wells Fargo & Co.	796,860	43,914,955
Western Alliance Bancorp (1)	1,221	59,475
White Mountains Insurance Group Ltd	150	125,408
Willis Towers Watson Plc	104,900	12,827,172
XL Group Ltd	310,290	11,561,405
Zions Bancorp	6,056	260,650

		706,087,787

Healthcare – 12.46%
Abbott Laboratories	45,128	1,733,366
Acadia Healthcare Co., Inc. (1)	1,571	52,000
Aetna, Inc.	6,830	846,988
Agilent Technologies, Inc.	7,228	329,308
Alere, Inc. (1)	2,112	82,305
Allergan Plc (1)	115,693	24,296,687
Allscripts Healthcare Solutions, Inc. (1)	5,968	60,933
Alnylam Pharmaceuticals, Inc. (1)	326	12,205
Amgen, Inc.	124,274	18,170,102
Anthem, Inc.	120,812	17,369,141
Baxter International, Inc.	13,436	595,752
Bayer AG – ADR	100,200	10,448,856
Bio-Rad Laboratories, Inc. (1)	635	115,748
Brookdale Senior Living, Inc. (1)	5,700	70,794
Cardinal Health, Inc.	607,150	43,696,586
Centene Corp. (1)	1,341	75,780
Cigna Corp.	101,055	13,479,726
Danaher Corp.	13,556	1,055,199
DaVita, Inc. (1)	3,063	196,645
DENTSPLY SIRONA, Inc.	7,016	405,034

	Shares	Value
Endo International Plc (1)	6,472	106,594
Envision Healthcare Corp. (1)	1,087	68,796
Express Scripts Holding Co. (1)	225,424	15,506,917
Gilead Sciences, Inc.	249,455	17,863,473
HCA Holdings, Inc. (1)	3,056	226,205
Hill-Rom Holdings, Inc.	154	8,646
Humana, Inc.	261	53,252
Johnson & Johnson	343,157	39,535,118
Juno Therapeutics, Inc. (1)	155	2,922
Laboratory Corp. of America Holdings (1)	1,694	217,476
LifePoint Health, Inc. (1)	1,120	63,616
Mallinckrodt Plc (1)	3,381	168,441
McKesson Corp.	149,673	21,021,573
MEDNAX, Inc. (1)	807	53,795
Medtronic Plc	834,603	59,448,772
Merck & Co., Inc.	679,993	40,031,188
Mylan (1)	9,596	366,087
OPKO Health, Inc. (1)	971	9,030
Patheon NV (1)	369	10,594
PerkinElmer, Inc.	2,642	137,780
Perrigo Co. Plc	4,223	351,480
Pfizer, Inc.	673,249	21,867,128
Premier, Inc. (1)	952	28,903
QIAGEN (1)	6,929	194,151
Quest Diagnostics, Inc.	4,286	393,883
Quintiles IMS Holdings, Inc. (1)	849	64,566
Roche Holding AG – ADR	402,568	11,485,265
Sanofi – ADR	246,700	9,976,548
St. Jude Medical, Inc.	2,621	210,178
Teleflex, Inc.	1,072	172,753
Teva Pharmaceutical Industries Ltd – ADR	414,900	15,040,125
The Cooper Companies, Inc.	322	56,327
Thermo Fisher Scientific, Inc.	6,509	918,420
United Therapeutics Corp. (1)	994	142,569
UnitedHealth Group, Inc.	255,258	40,851,490
Universal Health Services, Inc.	1,951	207,547
VWR Corp. (1)	2,209	55,291
WellCare Health Plans, Inc. (1)	137	18,780
Zimmer Holdings, Inc.	2,631	271,519

		430,300,353

Industrials – 11.45%
AECOM (1)	4,695	170,710
AGCO Corp.	2,123	122,837
Air Lease Corp.	998,925	34,293,095
Alaska Air Group, Inc.	629	55,811
Allison Transmission Holdings, Inc.	4,399	148,202
AMERCO	81	29,937
American Airlines Group, Inc.	16,085	751,009
AMETEK, Inc.	5,667	275,416
Arconic, Inc.	13,338	247,287
Armstrong World Industries, Inc. (1)	1,396	58,353
Canadian National Railway Co.	372,272	25,091,133
Carlisle Companies, Inc.	1,315	145,031

	Shares	Value
Caterpillar, Inc.	17,221	1,597,076
Chicago Bridge & Iron Co.	3,125	99,219
Clean Harbors, Inc. (1)	1,452	80,804
Colfax Corp. (1)	3,077	110,557
Copa Holdings SA	949	86,198
Crane Co.	1,527	110,127
CSX Corp.	29,035	1,043,228
Cummins, Inc.	4,805	656,699
Deere & Co.	183,817	18,940,504
Delta Air Lines, Inc.	5,120	251,853
Donaldson Co., Inc.	279	11,740
Dover Corp.	4,617	345,952
Dun & Bradstreet Corp.	648	78,615
Eaton Corp. Plc	13,915	933,557
Emerson Electric Co.	16,338	910,843
Expeditors International of Washington, Inc.	1,703	90,191
Flowserve Corp.	1,535	73,757
Fluor Corp.	4,188	219,954
Fortive Corp.	6,818	365,649
General Dynamics Corp.	132,065	22,802,343
General Electric Co.	227,263	7,181,511
Genesee & Wyoming, Inc. (1)	1,762	122,300
Herc Holdings, Inc. (1)	679	27,269
Hertz Global Holdings, Inc. (1)	1,913	41,244
Honeywell International, Inc.	284,960	33,012,616
Hubbell, Inc.	613	71,537
Huntington Ingalls Industries, Inc.	229	42,180
IDEX Corp.	173	15,580
Ingersoll-Rand Plc	3,888	291,756
ITT, Inc.	2,707	104,409
Jacobs Engineering Group, Inc. (1)	213,755	12,184,035
JetBlue Airways Corp. (1)	9,162	205,412
Johnson Controls International Plc	446,878	18,406,891
Kansas City Southern	3,270	277,459
KBR, Inc.	4,291	71,617
Kirby Corp. (1)	1,582	105,203
L-3 Communications Holdings, Inc.	2,351	357,611
Lennox International, Inc.	95	14,551
Lincoln Electric Holdings, Inc.	669	51,292
Lockheed Martin Corp.	90,665	22,660,810
LSC Communications, Inc.	210	6,233
Macquarie Infrastructure Corp.	2,238	182,845
Manitowoc Foodservice, Inc. (1)	2,124	41,057
ManpowerGroup, Inc.	2,012	178,806
Masco Corp.	3,493	110,449
MSC Industrial Direct Co., Inc.	771	71,233
Nielsen Holdings Plc	302,866	12,705,229
Norfolk Southern Corp.	8,982	970,685
Northrop Grumman Corp.	61,204	14,234,826
Old Dominion Freight Line, Inc. (1)	767	65,801
Orbital ATK, Inc.	1,749	153,440
Oshkosh Corp.	2,189	141,431
Owens Corning	301,887	15,565,294

	Shares	Value
PACCAR, Inc.	9,509	607,625
Parker-Hannifin Corp.	4,080	571,200
Pentair Plc	5,041	282,649
Quanta Services, Inc. (1)	3,290	114,656
Raytheon Co.	80,889	11,486,238
Regal-Beloit Corp.	1,363	94,388
Republic Services, Inc.	7,197	410,589
Rockwell Automation, Inc.	828	111,283
Roper Technologies, Inc.	1,484	271,691
RR Donnelley & Sons Co.	763	12,452
Ryder System, Inc.	1,671	124,389
Snap-on, Inc.	466	79,812
Spirit AeroSystems Holdings, Inc.	286,572	16,721,476
Spirit Airlines, Inc. (1)	2,139	123,763
Stanley Black & Decker, Inc.	141,810	16,264,189
Stericycle, Inc. (1)	159	12,249
Terex Corp.	3,170	99,950
Textron, Inc.	5,699	276,743
The Timken Co.	2,099	83,330
Trinity Industries, Inc.	4,475	124,226
Union Pacific Corp.	261,688	27,131,812
United Continental Holdings, Inc. (1)	9,651	703,365
United Parcel Service, Inc.	257,966	29,573,222
United Rentals, Inc. (1)	386	40,754
United Technologies Corp.	364,704	39,978,852
USG Corp. (1)	2,582	74,568
Valmont Industries, Inc.	158	22,262
Waste Management, Inc.	2,318	164,369
WESCO International, Inc. (1)	1,457	96,963
Xylem, Inc.	2,645	130,980

		395,660,344

Information Technology – 11.06%
Accenture Plc	215,280	25,215,746
Akamai Technologies, Inc. (1)	574	38,274
Alphabet, Inc. – Class C (1)	33,732	26,035,032
Amdocs Ltd	4,537	264,280
Analog Devices, Inc.	9,340	678,271
ANSYS, Inc. (1)	2,011	185,997
Apple, Inc.	361,636	41,884,681
Applied Materials, Inc.	9,553	308,275
ARRIS International Plc (1)	4,370	131,668
Arrow Electronics, Inc. (1)	169,929	12,115,938
Autodesk, Inc. (1)	1,157	85,630
Automatic Data Processing, Inc.	263,187	27,050,360
Avnet, Inc.	334,719	15,935,972
Booz Allen Hamilton Holding Corp.	235	8,476
Brocade Communications Systems, Inc.	12,162	151,903
CA, Inc.	8,962	284,723
Cisco Systems, Inc.	154,368	4,665,001
CommerceHub, Inc. (1)	770	11,573
CommerceHub, Inc. (1)	272	4,083
Computer Sciences Corp.	4,155	246,890
CoreLogic, Inc. (1)	1,078	39,703

	Shares	Value
Corning, Inc.	28,973	703,175
Cree, Inc. (1)	1,898	50,088
Cypress Semiconductor Corp.	9,780	111,883
Dell Technologies Inc – VMware, Inc. (1)	5,963	327,786
Dolby Laboratories, Inc.	1,520	68,689
EchoStar Corp. (1)	1,367	70,250
Fidelity National Information Services, Inc.	4,210	318,444
FireEye, Inc. (1)	3,445	40,995
First Solar, Inc. (1)	2,268	72,780
Fitbit, Inc. (1)	583	4,268
FLIR Systems, Inc.	4,108	148,669
Harris Corp.	3,778	387,132
Hewlett Packard Enterprise Co.	53,314	1,233,686
HP, Inc.	52,651	781,341
Intel Corp.	131,657	4,775,199
InterActiveCorp (1)	456	29,544
International Business Machines Corp.	8,443	1,401,454
IPG Photonics Corp. (1)	210	20,729
Jabil Circuit, Inc.	5,704	135,014
Juniper Networks, Inc.	11,319	319,875
Keysight Technologies, Inc. (1)	5,233	191,371
Lam Research Corp.	1,004	106,153
Leidos Holdings, Inc.	2,050	104,837
Linear Technology Corp.	3,890	242,541
Marvell Technology Group Ltd	12,419	172,252
Microchip Technology, Inc.	227,900	14,619,785
Micron Technology, Inc. (1)	31,535	691,247
Microsoft Corp.	815,544	50,677,904
Motorola Solutions, Inc.	4,690	388,754
National Instruments Corp.	774	23,855
NetApp, Inc.	8,876	313,057
Nuance Communications, Inc. (1)	1,627	24,242
Nutanix, Inc. (1)	136	3,612
ON Semiconductor Corp. (1)	11,507	146,829
Oracle Corp.	873,851	33,599,571
Pandora Media, Inc. (1)	1,025	13,366
PTC, Inc. (1)	1,900	87,913
Qorvo, Inc. (1)	3,551	187,244
Qualcomm, Inc.	462,750	30,171,300
Samsung Electronic Co. Ltd	23,487	34,956,010
Skyworks Solutions, Inc.	469	35,016
SS&C Technologies Holdings, Inc.	362	10,353
SunPower Corp. (1)	1,905	12,592
Symantec Corp.	15,937	380,735
Synopsys, Inc. (1)	4,196	246,977
Teradyne, Inc.	6,287	159,690
Texas Instruments, Inc.	189,500	13,827,815
Trimble, Inc. (1)	1,561	47,064
Twilio, Inc. (1)	183	5,280
Twitter, Inc. (1)	2,225	36,267
Versum Materials, Inc. (1)	226,897	6,368,999
Visa, Inc.	326,434	25,468,381
VMware, Inc. (1)	1,671	131,558

	Shares	Value
Western Digital Corp.	8,599	584,302
Xerox Corp.	30,541	266,623
Xilinx, Inc.	5,323	321,349
Yahoo!, Inc. (1)	26,376	1,019,960
Yelp, Inc. (1)	580	22,115
Zebra Technologies Corp. (1)	333	28,558
Zillow Group, Inc. – Class A (1)	473	17,241
Zillow Group, Inc. – Class C (1)	946	34,501
Zynga, Inc. (1)	21,816	56,067

		382,146,763

Materials – 7.39%
Agrium, Inc.	176,432	17,740,237
Air Products & Chemicals, Inc.	111,074	15,974,663
Albemarle Corp.	3,396	292,328
Alcoa Corp. (1)	4,392	123,327
AptarGroup, Inc.	1,418	104,152
Ashland Global Holdings, Inc.	1,909	208,635
Avery Dennison Corp.	176	12,359
Bemis, Inc.	2,424	115,916
Cabot Corp.	1,912	96,632
Celanese Corp.	403,642	31,782,771
CF Industries Holdings, Inc.	7,142	224,830
Compass Minerals International, Inc.	1,070	83,834
CRH Plc – ADR	345,200	11,867,976
Domtar Corp.	1,850	72,205
Dow Chemical Co.	34,491	1,973,575
DuPont	240,400	17,645,360
Eastman Chemical Co.	4,442	334,083
Ecolab, Inc.	128,792	15,096,998
FMC Corp.	203,977	11,536,939
Freeport-McMoRan, Inc. (1)	31,656	417,543
Goldcorp, Inc.	2,203,043	29,961,385
Graphic Packaging Holding Co.	2,839	35,431
Huntsman Corp.	6,013	114,728
International Paper Co.	12,488	662,613
Kinross Gold Corp. (1)	5,255,117	16,343,414
Lyondellbasell Industries NV	480,510	41,218,148
Martin Marietta Materials, Inc.	181	40,097
Monsanto Co.	4,676	491,962
NewMarket Corp.	13	5,510
Newmont Mining Corp.	16,203	552,036
Nucor Corp.	9,688	576,630
Platform Specialty Products Corp. (1)	5,919	58,065
Praxair, Inc.	165,375	19,380,296
Reliance Steel & Aluminum Co.	2,143	170,454
Royal Gold, Inc.	1,876	118,844
Scotts Miracle-Gro Co.	94	8,982
Sonoco Products Co.	2,988	157,468
Southern Copper Corp.	1,384	44,205
Steel Dynamics, Inc.	6,008	213,765
Tahoe Resources, Inc.	8,967	84,469
The Mosaic Co.	628,317	18,428,538
United States Steel Corp.	4,757	157,028

	Shares	Value
Valvoline, Inc.	912	19,608
Vulcan Materials Co.	274	34,291
W.R. Grace & Co.	934	63,176
Westlake Chemical Corp.	1,140	63,829
WestRock Co.	7,580	384,837

		255,094,172

Real Estate – 1.81%
Alexandria Real Estate Equities, Inc.	2,077	230,817
American Campus Communities, Inc.	3,978	197,985
American Homes 4 Rent	5,066	106,285
American Tower Corp.	148,732	15,717,998
Apartment Investment & Management Co.	4,682	212,797
Apple Hospitality REIT, Inc.	4,925	98,402
AvalonBay Communities, Inc.	4,173	739,247
Boston Properties, Inc.	3,874	487,272
Brandywine Realty Trust	5,162	85,225
Brixmor Property Group, Inc.	5,734	140,024
Camden Property Trust	2,574	216,396
Care Capital Properties, Inc.	2,275	56,875
Columbia Property Trust, Inc.	3,720	80,352
Communications Sales & Leasing, Inc.	3,661	93,026
CoreCivic, Inc.	3,466	84,778
Corporate Office Properties Trust	2,830	88,353
Crown Castle International Corp.	1,233	106,987
CubeSmart	1,702	45,563
CyrusOne, Inc.	290	12,972
DCT Industrial Trust, Inc.	2,708	129,659
DDR Corp.	9,335	142,545
Digital Realty Trust, Inc.	1,432	140,708
Douglas Emmett, Inc.	4,172	152,528
Duke Realty Corp.	10,414	276,596
Empire State Realty Trust, Inc.	1,407	28,407
EPR Properties	1,890	135,645
Equity Commonwealth (1)	3,736	112,977
Equity One, Inc.	2,786	85,502
Equity Residential	10,849	698,242
Essex Property Trust, Inc.	1,144	265,980
Forest City Realty Trust, Inc.	7,108	148,131
General Growth Properties, Inc.	17,567	438,824
HCP, Inc.	14,274	424,223
Healthcare Trust of America, Inc.	1,074	31,264
Highwoods Properties, Inc.	2,881	146,960
Hospitality Properties Trust	4,262	135,276
Host Hotels & Resorts, Inc.	22,462	423,184
Jones Lang LaSalle, Inc.	83,462	8,433,000
Kilroy Realty Corp.	2,723	199,378
Kimco Realty Corp.	12,241	307,984
Liberty Property Trust	4,381	173,050
Life Storage, Inc.	472	40,243
Mid-America Apartment Communities, Inc.	3,445	337,334
National Retail Properties, Inc.	4,326	191,209
NorthStar Realty Finance Corp.	5,380	81,507
Omega Healthcare Investors, Inc.	3,492	109,160

	Shares	Value
Outfront Media, Inc.	3,472	86,349
Paramount Group, Inc.	5,400	86,346
Piedmont Office Realty Trust, Inc.	4,355	91,063
Prologis, Inc.	15,879	838,252
Public Storage	103,871	23,215,169
Quality Care Properties, Inc. (1)	2,746	42,563
Rayonier, Inc.	3,640	96,824
Realogy Holdings Corp.	4,422	113,778
Realty Income Corp.	7,866	452,138
Regency Centers Corp.	2,553	176,029
Retail Properties of America, Inc.	7,263	111,342
Senior Housing Properties Trust	6,168	116,760
Simon Property Group, Inc.	899	159,725
SL Green Realty Corp.	2,956	317,918
Spirit Realty Capital, Inc.	14,426	156,666
STORE Capital Corp.	4,537	112,109
Sun Communities, Inc.	2,013	154,216
Tanger Factory Outlet Centers, Inc.	321	11,485
Taubman Centers, Inc.	873	64,541
The Howard Hughes Corp. (1)	1,127	128,591
The Macerich Co.	4,352	308,296
UDR, Inc.	8,016	292,424
Ventas, Inc.	7,075	442,329
VEREIT, Inc.	29,699	251,254
Vornado Realty Trust	5,231	545,959
W.P. Carey, Inc.	3,104	183,415
Weingarten Realty Investors	3,503	125,372
Welltower, Inc.	10,871	727,596
Weyerhaeuser Co.	22,635	681,087

		62,680,466

Telecommunication Services – 0.72%
AT&T, Inc.	188,629	8,022,391
CenturyLink, Inc.	16,420	390,468
Frontier Communications Corp.	35,145	118,790
Level 3 Communications, Inc. (1)	8,910	502,168
SBA Communications Corp. (1)	1,354	139,814
Sprint Corp. (1)	22,710	191,218
Telephone & Data Systems, Inc.	2,857	82,482
T-Mobile US, Inc. (1)	3,379	194,326
United States Cellular Corp. (1)	508	22,210
Verizon Communications, Inc.	286,730	15,305,647

		24,969,514

Utilities – 0.59%
AES Corp.	19,851	230,669
Alliant Energy Corp.	6,821	258,448
Ameren Corp.	7,347	385,424
American Electric Power Co., Inc.	14,980	943,141
American Water Works Co., Inc.	5,440	393,638
Aqua America, Inc.	5,493	165,010
Atmos Energy Corp.	3,057	226,676
Avangrid, Inc.	1,668	63,184
Calpine Corp. (1)	11,125	127,159
CenterPoint Energy, Inc.	12,980	319,827

	Shares	Value
CMS Energy Corp.	8,435	351,065
Consolidated Edison, Inc.	9,287	684,266
Dominion Resources, Inc.	17,909	1,371,650
DTE Energy Co.	5,460	537,865
Duke Energy Corp.	21,306	1,653,772
Edison International	9,634	693,552
Entergy Corp.	5,419	398,134
Eversource Energy	9,678	534,516
Exelon Corp.	26,991	957,911
FirstEnergy Corp.	12,992	402,362
Great Plains Energy, Inc.	6,453	176,489
Hawaiian Electric Industries, Inc.	3,230	106,816
MDU Resources Group, Inc.	5,815	167,298
National Fuel Gas Co.	2,215	125,458
NextEra Energy, Inc.	14,253	1,702,663
NiSource, Inc.	9,892	219,009
NRG Energy, Inc.	9,440	115,734
OGE Energy Corp.	5,990	200,365
PG&E Corp.	15,112	918,356
Pinnacle West Capital Corp.	3,397	265,068
PPL Corp.	20,654	703,269
Public Service Enterprise Group, Inc.	15,404	675,927
SCANA Corp.	3,955	289,822
Sempra Energy	7,602	765,065
The Southern Co.	29,086	1,430,740
UGI Corp.	5,159	237,727
Vectren Corp.	2,594	135,277
WEC Energy Group, Inc.	9,632	564,917
Westar Energy, Inc.	4,297	242,136
Xcel Energy, Inc.	15,486	630,280

		20,370,685

Total Common Stocks (Cost $3,019,152,437)		$3,266,799,745

SHORT-TERM INVESTMENTS – 4.92%
Money Market Funds – 4.92%
Goldman Sachs Financial Square Government Fund – Class I, 0.45% (2)	84,896,394	$84,896,394
JPMorgan U.S. Government Money Market Fund – Class I, 0.44% (2)	84,896,393	84,896,393

Total Short-Term Investments (Cost $169,792,787)		$169,792,787

TOTAL INVESTMENTS IN SECURITIES – 99.50%
(Cost $3,188,945,224)		$3,436,592,532
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.50%		17,355,421

TOTAL NET ASSETS – 100.00%		$3,453,947,953

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(1)	Non-income producing security.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.96%
Consumer Discretionary – 13.84%
1-800-Flowers.com, Inc. (1)	1,756	$18,789
Aaron’s, Inc.	39,775	1,272,402
Acushnet Holdings Corp. (1)	2,807	55,326
Adient Plc (1)	639	37,445
Advance Auto Parts, Inc.	156,970	26,546,766
AMC Entertainment Holdings, Inc.	1,643	55,280
AMC Networks, Inc. (1)	1,936	101,330
American Axle & Manufacturing Holdings, Inc. (1)	16,991	327,926
American Eagle Outfitters, Inc.	33,110	502,279
Aramark	3,454	123,377
Arctic Cat, Inc. (1)	1,093	16,417
Asbury Automotive Group, Inc. (1)	4,405	271,789
Ascena Retail Group, Inc. (1)	12,978	80,334
At Home Group, Inc. (1)	640	9,363
AutoNation, Inc. (1)	851	41,401
AutoZone, Inc. (1)	970	766,096
Bassett Furniture Industries, Inc.	1,123	34,139
Bed Bath & Beyond, Inc.	539	21,905
Big Lots, Inc.	9,849	494,518
Biglari Holdings, Inc. (1)	19	8,991
BJ’s Restaurants, Inc. (1)	5,191	204,006
Bloomin Brands, Inc.	157,065	2,831,882
Blue Nile, Inc.	2,392	97,187
Bob Evans Farms, Inc.	4,366	232,315
Bojangles, Inc. (1)	2,249	41,944
Borgwarner, Inc.	891	35,141
Boyd Gaming Corp. (1)	18,054	364,149
Bright Horizons Family Solutions, Inc. (1)	46,354	3,245,707
Brinker International, Inc.	1,620	80,239
Brunswick Corp.	2,440	133,078
Buckle, Inc.	2,093	47,720
Buffalo Wild Wings, Inc. (1)	91,913	14,191,367
Build-A-Bear Workshop, Inc. (1)	203	2,791
Burlington Stores, Inc. (1)	1,334	113,057
Cabela’s, Inc. (1)	191	11,183
Cable One, Inc.	155	96,368
CalAtlantic Group, Inc.	281	9,557
Callaway Golf Co.	7,482	82,003
Camping World Holdings, Inc.	2,430	79,194
Capella Education Company	2,313	203,081
CarMax, Inc. (1)	198,804	12,800,990
Carriage Services, Inc.	3,017	86,407
Carrols Restaurant Group, Inc. (1)	6,426	97,997
Carter’s, Inc.	1,656	143,062

	Shares	Value
Cato Corp.	1,113	33,479
Cavco Industries, Inc. (1)	1,883	188,018
Central European Media Enterprises Ltd (1)	18,305	46,678
Century Casinos, Inc. (1)	1,884	15,505
Century Communities, Inc. (1)	285	5,985
Cheesecake Factory, Inc.	10,018	599,878
Chegg, Inc. (1)	7,851	57,940
Chicos FAS, Inc.	25,851	371,996
Children’s Place, Inc.	4,139	417,832
Chipotle Mexican Grill, Inc. (1)	927	349,776
Choice Hotels International, Inc.	756	42,374
Churchill Downs, Inc.	2,977	447,890
Chuy’s Holdings, Inc. (1)	60,961	1,978,184
Cinemark Holdings, Inc.	3,507	134,529
Clear Channel Outdoor Holdings, Inc.	555	2,803
ClubCorp Holdings, Inc.	13,991	200,771
Coach, Inc.	1,799	63,001
Collectors Universe, Inc.	1,630	34,605
Columbia Sportswear Co.	5,913	344,728
Container Store Group, Inc. (1)	854	5,423
Cooper-Standard Holdings, Inc. (1)	3,041	314,379
Core Mark Holding Company, Inc.	74,061	3,189,807
Cracker Barrel Old Country Store, Inc.	4,000	667,920
Crocs, Inc. (1)	16,403	112,525
CST Brands, Inc.	72,000	3,466,800
Culp, Inc.	2,364	87,823
D. R. Horton, Inc.	6,108	166,932
Daily Journal Corp. (1)	175	42,315
Darden Restaurants, Inc.	3,844	279,536
Dave & Buster’s Entertainment, Inc. (1)	8,349	470,049
Deckers Outdoor Corp. (1)	532	29,467
Del Frisco’s Restaurant Group, Inc. (1)	306	5,202
Delphi Automotive Plc	136,144	9,169,298
Denny’s Corp. (1)	12,269	157,411
Destination XL Group, Inc. (1)	4,937	20,982
Dick’s Sporting Goods, Inc.	2,262	120,112
DineEquity, Inc.	2,270	174,790
Discovery Communications, Inc. – Class A (1)	4,596	125,976
Discovery Communications, Inc. – Class C (1)	6,777	181,488
Dollar General Corp.	9,382	694,925
Dollar Tree, Inc. (1)	7,473	576,766
Domino’s Pizza, Inc.	1,634	260,198
Dorman Products, Inc. (1)	5,843	426,890
Drew Industries, Inc.	5,249	565,580
Duluth Holdings, Inc. (1)	2,181	55,397
Dunkin’ Brands Group, Inc.	3,021	158,421
Eldorado Resorts, Inc. (1)	5,832	98,852
Empire Resorts, Inc. (1)	40	905
Entravision Communications Corp.	14,562	101,934
Ethan Allen Interiors, Inc.	5,459	201,164
Etsy, Inc. (1)	22,935	270,174
Expedia, Inc.	20,126	2,279,873
Extended Stay America, Inc.	310	5,007

	Shares	Value
Fiesta Restaurant Group, Inc. (1)	4,865	145,220
Finish Line, Inc.	2,936	55,226
Five Below, Inc. (1)	11,788	471,048
Foot Locker, Inc.	3,980	282,142
Fox Factory Holding Corp. (1)	4,808	133,422
Francesca’s Holdings Corp. (1)	8,436	152,101
Fred’s, Inc.	331	6,143
Gaia, Inc. (1)	272	2,353
Gap, Inc.	435	9,761
Genesco, Inc. (1)	554	34,403
Gentex Corp.	6,142	120,936
Gentherm, Inc. (1)	66,466	2,249,874
Genuine Parts Co.	4,554	435,089
G-III Apparel Group Ltd (1)	7,525	222,439
Global Eagle Entertainment, Inc. (1)	621	4,012
GNC Holdings, Inc.	15,159	167,355
Golden Entertainment, Inc.	451	5,462
Grand Canyon Education, Inc. (1)	9,921	579,882
Gray Television, Inc. (1)	8,949	97,097
Group 1 Automotive, Inc.	1,038	80,902
Groupon, Inc. (1)	11,833	39,286
Hanesbrands, Inc.	12,377	266,972
Harley-Davidson, Inc.	5,941	346,598
Harman International Industries, Inc.	9,522	1,058,466
Hasbro, Inc.	3,681	286,345
Helen Of Troy Corp. (1)	45,923	3,878,197
Hemisphere Media Group, Inc. (1)	1,105	12,376
Hibbett Sports, Inc. (1)	3,969	148,044
Hilton Worldwide Holdings, Inc.	15,132	411,590
Hooker Furniture Corp.	224	8,501
Horizon Global Corp. (1)	4,056	97,344
Houghton Mifflin Harcourt Co. (1)	18,260	198,121
HSN, Inc.	6,862	235,367
Hyatt Hotels Corp. (1)	41	2,266
ILG, Inc	2,422	44,008
IMAX Corp. (1)	162,262	5,095,027
Installed Building Products, Inc. (1)	4,441	183,413
Interpublic Group of Companies, Inc.	13,163	308,146
iRobot Corp. (1)	5,945	347,485
Isle of Capri Casinos, Inc. (1)	5,595	138,141
Jack in the Box, Inc.	5,610	626,300
Jamba, Inc. (1)	2,556	26,327
John Wiley & Sons, Inc.	161,000	8,774,500
Kate Spade & Co. (1)	4,233	79,030
KB Home	3,927	62,086
Kirkland’s, Inc. (1)	1,288	19,977
Kona Grill, Inc. (1)	745	9,350
L Brands, Inc.	1,425	93,822
La Quinta Holdings, Inc. (1)	4,332	61,558
La-Z-Boy, Inc.	4,581	142,240
Lear Corp.	2,004	265,269
Leggett & Platt, Inc.	4,351	212,677
Lennar Corp. – Class A	3,165	135,873

	Shares	Value
Lennar Corp. – Class B	156	5,382
LGI Homes, Inc. (1)	3,458	99,348
Libbey, Inc.	339	6,597
Liberty Braves Group (1)	437	8,998
Liberty Expedia Holdings, Inc. (1)	332	13,170
Liberty Interactive Corp. (1)	8,214	164,116
Liberty Media Group LLC (1)	1,861	58,305
Liberty Media Group LLC (1)	777	24,359
Liberty Tax, Inc.	1,211	16,227
Liberty TripAdvisor Holdings, Inc. (1)	15,876	238,934
Liberty Ventures (1)	498	18,361
LifeLock, Inc. (1)	18,699	447,280
Lindblad Expeditions Holdings, Inc. (1)	2,814	26,592
Lions Gate Entertainment Corp. (1)	2,874	70,525
Lions Gate Entertainment Corp. (1)	1,002	26,940
Lithia Motors, Inc.	5,243	507,680
Live Nation Entertainment, Inc. (1)	2,501	66,527
LKQ Corp. (1)	79,552	2,438,269
Loral Space and Communications, Inc. (1)	2,804	115,104
Lululemon Athletica, Inc. (1)	17,393	1,130,371
M.D.C. Holdings, Inc.	3,436	88,158
M/I Homes, Inc. (1)	1,134	28,554
Malibu Boats, Inc. (1)	4,228	80,670
Marine Products Corp.	2,332	32,345
MarineMax, Inc. (1)	3,121	60,391
Marriott International, Inc.	135,772	11,225,629
Marriott Vacations Worldwide Corp.	275	23,334
Mattel, Inc.	11,193	308,367
MCBC Holdings, Inc.	1,819	26,521
MDC Partners, Inc.	3,067	20,089
Meritage Homes Corp. (1)	567	19,732
Metaldyne Performance Group, Inc.	2,197	50,421
MGM Resorts International (1)	1,419	40,910
Michael Kors Holdings Ltd (1)	5,306	228,052
Mohawk Industries, Inc. (1)	1,598	319,089
Monro Muffler Brake, Inc.	67,175	3,842,410
Morningstar, Inc.	15,385	1,131,721
Motorcar Parts of America, Inc. (1)	3,825	102,969
MSG Networks, Inc. (1)	4,552	97,868
Murphy USA, Inc. (1)	730	44,873
Nathan’s Famous, Inc. (1)	695	45,106
National CineMedia, Inc.	177,715	2,617,742
Nautilus, Inc. (1)	6,688	123,728
Netflix, Inc. (1)	18,045	2,233,971
New Home Company, Inc. (1)	451	5,281
New Media Investment Group, Inc.	1,752	28,014
Newell Brands, Inc.	15,522	693,057
Nexstar Broadcasting Group, Inc.	6,590	417,147
Noodles & Co. (1)	1,720	7,052
Nordstrom, Inc.	4,061	194,644
Norwegian Cruise Line Holdings Ltd (1)	520	22,116
Nutrisystem, Inc.	6,409	222,072
NVR, Inc. (1)	115	191,935

	Shares	Value
Ollie’s Bargain Outlet Holdings, Inc. (1)	197,426	5,616,770
Omnicom Group, Inc.	7,786	662,666
O’Reilly Automotive, Inc. (1)	8,032	2,236,189
Overstock.com, Inc. (1)	2,721	47,618
Oxford Industries, Inc.	3,314	199,271
Panera Bread Co. (1)	737	151,151
Papa John’s International, Inc.	26,194	2,241,683
Party City Holdings, Inc. (1)	2,727	38,723
Penn National Gaming, Inc. (1)	13,940	192,233
PetMed Express, Inc.	4,374	100,908
Pier 1 Imports, Inc.	2,474	21,128
Pinnacle Entertainment, Inc. (1)	964	13,978
Planet Fitness, Inc.	5,824	117,062
Polaris Industries, Inc.	1,983	163,379
Pool Corp.	1,334	139,190
Popeyes Louisiana Kitchen, Inc. (1)	53,355	3,226,910
Potbelly Corp. (1)	5,314	68,551
Pulte Group, Inc.	3,420	62,860
Radio One, Inc. (1)	4,291	12,444
Ralph Lauren Corp.	120	10,838
Reading International, Inc. (1)	954	15,836
Red Robin Gourmet Burgers, Inc. (1)	506	28,538
Red Rock Resorts, Inc.	6,750	156,533
Regal Entertainment Group	696	14,338
Ross Stores, Inc.	277,109	18,178,350
Ruth’s Hospitality Group, Inc.	7,084	129,637
Sally Beauty Holdings, Inc. (1)	441,863	11,674,020
Scientific Games Corp. (1)	11,811	165,354
Scripps Networks Interactive, Inc.	2,709	193,341
Sears Holdings Corp. (1)	369	3,428
SeaWorld Entertainment, Inc.	14,960	283,193
Select Comfort Corp. (1)	10,170	230,045
Service Corp. International	6,131	174,120
ServiceMaster Global Holdings, Inc. (1)	4,469	168,347
Shake Shack, Inc. (1)	3,492	124,979
Shutterfly, Inc. (1)	7,621	382,422
Signet Jewelers Ltd	67,079	6,322,867
Sinclair Broadcast Group, Inc.	14,586	486,443
Sirius XM Holdings, Inc.	58,389	259,831
Six Flags Entertainment Corp.	2,371	142,165
Skechers USA, Inc. (1)	4,234	104,072
Smith & Wesson Holding Corp. (1)	12,091	254,878
Sonic Corp.	9,837	260,779
Sotheby’s (1)	6,251	249,165
Sportsman’s Warehouse Holdings, Inc. (1)	5,685	53,382
Standard Motor Products, Inc.	2,808	149,442
Stein Mart, Inc.	7,239	39,670
Steven Madden Ltd (1)	58,840	2,103,530
Stoneridge, Inc. (1)	6,229	110,191
Strayer Education, Inc. (1)	1,074	86,597
Sturm, Ruger & Company, Inc.	4,059	213,909
Superior Uniform Group, Inc.	1,925	37,769
Tailored Brands, Inc.	3,398	86,819

	Shares	Value
Taylor Morrison Home Corp. (1)	6,913	133,144
Tempur Sealy International, Inc. (1)	1,776	121,265
Tenneco, Inc. (1)	12,439	777,064
Texas Roadhouse, Inc.	79,386	3,829,581
The Habit Restaurants, Inc. (1)	3,390	58,478
The Madison Square Garden Co. (1)	59	10,119
The Michaels Companies, Inc. (1)	2,307	47,178
Thor Industries, Inc.	1,583	158,379
Tile Shop Holdings, Inc. (1)	7,233	141,405
Toll Brothers, Inc. (1)	2,407	74,617
TopBuild Corp. (1)	1,190	42,364
Tractor Supply Co.	176,365	13,370,231
Travelport Worldwide Ltd	19,164	270,212
TRI Pointe Group, Inc. (1)	1,744	20,021
Tribune Media Co.	185	6,471
TripAdvisor, Inc. (1)	188,390	8,735,644
tronc, Inc.	3,688	51,153
Tupperware Brands Corp.	1,679	88,349
Ulta Salon Cosmetics & Fragrance, Inc. (1)	12,991	3,311,926
Under Armour, Inc. (1)	6,023	174,968
Under Armour, Inc. (1)	228,141	5,742,309
Unique Fabricating, Inc.	1,253	18,294
Universal Electronics, Inc. (1)	3,083	199,008
Urban Outfitters, Inc. (1)	2,291	65,248
Vail Resorts, Inc.	1,276	205,832
Vera Bradley, Inc. (1)	3,341	39,157
Viacom, Inc. – Class A	271	10,434
Viacom, Inc. – Class B	10,003	351,105
Vince Holding Corp. (1)	381	1,543
Vista Outdoor, Inc. (1)	57,740	2,130,606
Visteon Corp.	1,127	90,543
Vitamin Shoppe, Inc. (1)	284	6,745
Wayfair, Inc. (1)	6,886	241,354
Weight Watchers International, Inc. (1)	5,781	66,192
Wendy’s Co.	3,929	53,120
Weyco Group, Inc.	51	1,596
Whirlpool Corp.	50,493	9,178,113
Williams-Sonoma, Inc.	2,916	141,105
Wingstop, Inc.	64,026	1,894,529
Winmark Corp.	540	68,121
Winnebago Industries, Inc.	5,799	183,538
Wolverine World Wide, Inc.	3,259	71,535
Workhorse Group, Inc. (1)	2,033	14,353
World Wrestling Entertainment, Inc.	7,801	143,538
Wyndham Worldwide Corp.	3,617	276,230
Wynn Resorts Ltd	2,399	207,537
ZAGG, Inc. (1)	585	4,154
Zoe’s Kitchen, Inc. (1)	4,300	103,157

		265,902,320

Consumer Staples – 6.52%
AdvancePierre Foods Holdings, Inc.	2,984	88,864
Alico, Inc.	72	1,955
Amplify Snack Brands, Inc. (1)	6,547	57,679

	Shares	Value
Avon Products, Inc. (1)	20,418	102,907
B&G Foods, Inc.	14,521	636,020
Blue Buffalo Pet Products, Inc. (1)	262,061	6,299,946
Boston Beer, Inc. (1)	1,950	331,207
Brown Forman Corp. – Class A	1,699	78,579
Brown Forman Corp. – Class B	5,752	258,380
Calavo Growers, Inc.	65,785	4,039,199
Cal-Maine Foods, Inc.	5,295	233,907
Campbell Soup Co.	6,151	371,951
Casey’s General Stores, Inc.	130,613	15,527,273
Central Garden & Pet Co. (1)	1,032	31,889
Central Garden & Pet Co. (1)	190	6,287
Church & Dwight Co., Inc.	8,415	371,859
Clorox Co.	3,641	436,993
Coca-Cola Bottling Co. Consolidated	1,045	186,898
Conagra Brands, Inc.	11,388	450,395
Coty, Inc.	769	14,080
Craft Brew Alliance, Inc. (1)	1,203	20,331
Darling Ingredients, Inc. (1)	9,682	124,995
Dean Foods Co.	10,125	220,522
Diplomat Pharmacy, Inc. (1)	10,188	128,369
Dr Pepper Snapple Group, Inc.	6,105	553,540
elf Beauty, Inc. (1)	884	25,583
Energizer Holdings, Inc.	646	28,818
Farmer Brothers Co. (1)	1,802	66,133
Flowers Foods, Inc.	787,211	15,720,604
Fresh Del Monte Produce, Inc.	367	22,251
Freshpet, Inc. (1)	5,042	51,176
Herbalife Ltd (1)	2,450	117,943
Hormel Foods Corp.	7,755	269,952
HRG Group, Inc. (1)	26,053	405,385
Ingredion, Inc.	1,664	207,933
Inter Parfums, Inc.	1,729	56,625
Inventure Foods, Inc. (1)	3,855	37,972
J & J Snack Foods Corp.	3,300	440,319
John B. Sanfilippo & Son, Inc.	569	40,052
Kellogg Co.	7,559	557,174
Lamb Weston Holdings, Inc. (1)	3,813	144,309
Lancaster Colony Corp.	4,141	585,496
Landec Corp. (1)	1,384	19,099
Lifevantage Corp. (1)	2,670	21,761
Lifeway Foods, Inc. (1)	1,207	13,893
Limoneira Co.	2,691	57,883
McCormick & Co, Inc.	3,785	353,254
Mead Johnson Nutrition Co.	129,223	9,143,819
Medifast, Inc.	2,286	95,166
MGP Ingredients, Inc.	40,272	2,012,795
Molson Coors Brewing Co.	88,000	8,563,280
Monster Beverage Corp. (1)	52,005	2,305,902
National Beverage Corp.	2,602	132,910
Natural Health Trends Corp.	1,686	41,897
Nu Skin Enterprises, Inc.	531	25,371
Omega Protein Corp. (1)	234	5,862

	Shares	Value
Orchids Paper Products Co.	2,058	53,878
Performance Food Group Co. (1)	8,076	193,824
Pilgrim’s Pride Corp.	260	4,937
Post Holdings, Inc. (1)	1,204	96,790
PriceSmart, Inc.	4,406	367,901
Primo Water Corp. (1)	4,891	60,061
Revlon, Inc. (1)	726	21,163
Rite Aid Corp. (1)	33,753	278,125
Smart & Final Stores, Inc. (1)	3,880	54,708
Snyder’s-Lance, Inc.	314,565	12,060,422
Spectrum Brands Holdings, Inc.	814	99,577
Sprouts Farmers Market, Inc. (1)	4,541	85,916
Synutra International, Inc. (1)	1,199	6,415
The Chefs’ Warehouse, Inc. (1)	4,334	68,477
The Hain Celestial Group, Inc. (1)	2,481	96,833
The Hershey Co.	4,622	478,053
The J. M. Smucker Co.	87,000	11,141,220
Tootsie Roll Industries, Inc.	3,789	150,613
TreeHouse Foods, Inc. (1)	208,296	15,036,888
Turning Point Brands, Inc. (1)	610	7,473
Tyson Foods, Inc.	4,473	275,895
US Foods Holding Corp. (1)	1,493	41,028
USANA Health Sciences, Inc. (1)	2,339	143,147
Vector Group Ltd	8,935	203,182
WD-40 Co.	3,359	392,667
WhiteWave Foods Co. (1)	5,734	318,810
Whole Foods Market, Inc.	372,740	11,465,482

		125,348,127

Energy – 2.92%
Abraxas Petroleum Corp. (1)	11,990	30,814
Baker Hughes, Inc.	24,015	1,560,255
Cabot Oil & Gas Corp.	10,664	249,111
Callon Petroleum Co. (1)	32,039	492,439
Carrizo Oil & Gas, Inc. (1)	118,782	4,436,508
Chesapeake Energy Corp. (1)	1,561	10,958
Cimarex Energy Co.	501	68,086
Continental Resources, Inc. (1)	1,306	67,311
Core Laboratories NV	161,965	19,442,279
CVR Energy, Inc.	234	5,941
Denbury Resources, Inc. (1)	722,700	2,659,536
Devon Energy Corp.	1,553	70,925
Diamondback Energy, Inc. (1)	626	63,264
Evolution Petroleum Corp.	6,000	60,000
Forum Energy Technologies, Inc. (1)	203,305	4,472,710
Isramco, Inc. (1)	149	18,521
Matador Resources Co. (1)	18,316	471,820
Newfield Exploration Co. (1)	1,679	67,999
Oceaneering International, Inc.	33,755	952,229
Oil States International, Inc. (1)	39,261	1,531,179
ONEOK, Inc.	6,869	394,349
Panhandle Oil and Gas, Inc.	2,041	48,066
Par Petroleum Corp. (1)	2,907	42,268
Parsley Energy, Inc. (1)	195,893	6,903,269

	Shares	Value
PHI, Inc. (1)	754	13,587
Range Resources Corp.	27,605	948,508
Renewable Energy Group, Inc. (1)	467	4,530
Rice Energy, Inc. (1)	101,445	2,165,851
RigNet, Inc. (1)	184	4,260
RPC, Inc.	67,628	1,339,711
RSP Permian, Inc. (1)	84,294	3,761,198
Sanchez Energy Corp. (1)	3,627	32,752
Southwestern Energy Co. (1)	16,125	174,472
Synergy Resources Corp. (1)	261,856	2,333,137
TETRA Technologies, Inc. (1)	13,676	68,653
The Williams Companies, Inc.	3,832	119,328
US Silica Holdings, Inc.	16,404	929,779

		56,015,603

Financials – 11.32%
Affiliated Managers Group, Inc. (1)	85,950	12,488,535
Allegiance Bancshares, Inc. (1)	189	6,832
Allied World Assurance Co. Holdings AG	372,500	20,006,975
Ameriprise Financial, Inc.	1,579	175,174
Ameris Bancorp	5,548	241,893
AMERISAFE, Inc.	43,977	2,741,966
AmTrust Financial Services, Inc.	191	5,230
Argo Group International Holdings Ltd	46,448	3,060,923
Arthur J. Gallagher & Co.	230,962	12,000,786
Artisan Partners Asset Management, Inc.	1,244	37,009
Atlantic Capital Bancshares, Inc. (1)	563	10,697
Atlas Financial Holdings, Inc. (1)	1,175	21,209
Banc of California, Inc.	7,785	135,070
Bank of the Ozarks, Inc.	19,574	1,029,397
Bankwell Financial Group, Inc.	191	6,207
BGC Partners, Inc.	47,627	487,224
Blue Hills Bancorp, Inc.	430	8,062
BNC Bancorp	938	29,922
Bofi Holding, Inc. (1)	12,459	355,704
Brown & Brown, Inc.	213	9,555
Camden National Corp.	38,110	1,693,989
Capital Bank Financial Corp.	2,341	91,884
Cardinal Financial Corp.	371	12,165
CBOE Holdings, Inc.	2,668	197,138
Central Pacific Financial Corp.	112,702	3,541,097
Chemical Financial Corp.	71,765	3,887,510
Citizens Financial Group, Inc.	7,203	256,643
CoBiz Financial, Inc.	718	12,127
Cohen & Steers, Inc.	4,628	155,501
Columbia Banking System, Inc.	39,732	1,775,226
Commerce Bancshares, Inc.	150,500	8,700,405
County Bancorp, Inc.	601	16,209
Cowen Group, Inc. (1)	356	5,518
Crawford & Co.	3,400	42,704
Credit Acceptance Corp. (1)	268	58,293
CU Bancorp (1)	409	14,642
Cullen/Frost Bankers, Inc.	128,000	11,293,440
Customers Bancorp, Inc. (1)	2,286	81,884

	Shares	Value
Diamond Hill Investment Group, Inc.	690	145,162
Donnelley Financial Solutions, Inc. (1)	561	12,892
Eagle Bancorp, Inc. (1)	66,110	4,029,404
Eaton Vance Corp.	3,635	152,234
eHealth, Inc. (1)	3,614	38,489
Endurance Specialty Holdings Ltd	185,000	17,094,000
Erie Indemnity Co.	600	67,470
Essent Group Ltd (1)	16,448	532,422
Evercore Partners, Inc.	55,770	3,831,399
Federated Investors, Inc.	2,853	80,683
Fifth Street Asset Management, Inc.	1,153	7,725
Financial Engines, Inc.	11,702	430,048
First Connecticut Bancorp, Inc.	552	12,503
First Financial Bankshares, Inc.	8,801	397,805
First Foundation, Inc. (1)	852	24,282
First Republic Bank	110,053	10,140,283
FirstCash, Inc.	6,096	286,512
Franklin Financial Network, Inc. (1)	718	30,048
GAIN Capital Holdings, Inc.	1,389	9,140
GAMCO Investors, Inc.	184	5,684
Great Western Bancorp, Inc.	128,756	5,612,474
Green Dot Corp. (1)	1,752	41,260
Greenhill & Co, Inc.	4,611	127,725
Hennessy Advisors, Inc.	562	17,843
Heritage Commerce Corp.	444	6,407
Hilltop Holdings, Inc.	84,915	2,530,467
Hingham Institution for Savings	126	24,794
Home Bancorp, Inc.	147	5,676
Home Bancshares, Inc.	26,697	741,376
Houlihan Lokey, Inc.	2,839	88,350
Interactive Brokers Group, Inc.	220	8,032
Invesco Ltd	2,296	69,661
Investment Technology Group, Inc.	824	16,266
James River Group Holdings Ltd	116,804	4,853,206
Ladenburg Thalmann Financial Services, Inc. (1)	2,521	6,151
Lazard Ltd	144,297	5,929,164
LendingClub Corp. (1)	32,650	171,412
LendingTree, Inc. (1)	21,963	2,225,950
Lincoln National Corp.	1,779	117,894
Live Oak Bancshares, Inc.	4,556	84,286
LPL Financial Holdings, Inc.	378	13,309
Maiden Holdings Ltd	1,653	28,845
MarketAxess Holdings, Inc.	17,752	2,608,124
Medley Management, Inc.	518	5,128
Meridian Bancorp, Inc.	1,539	29,087
Moelis & Co.	4,097	138,888
Moody’s Corp.	5,006	471,916
MSCI, Inc.	2,986	235,237
National Bank Holdings Corp.	5,284	168,507
National General Holdings Corp.	6,347	158,612
Nationstar Mortgage Holdings, Inc. (1)	3,490	63,029
Northern Trust Corp.	174,000	15,494,700
Northfield Bancorp, Inc.	809	16,156

	Shares	Value
NorthStar Asset Management Group, Inc.	6,081	90,729
OM Asset Management Plc	6,152	89,204
Opus Bank	2,505	75,275
Orchid Island Capital, Inc.	986	10,678
Pacific Premier Bancorp, Inc. (1)	2,039	72,079
Park Sterling Corp.	3,888	41,952
Patriot National, Inc. (1)	2,125	9,881
PICO Holdings, Inc. (1)	678	10,272
Pinnacle Financial Partners, Inc.	1,219	84,477
PRA Group, Inc. (1)	81,873	3,201,234
Primerica, Inc.	10,259	709,410
Prosperity Bancshares, Inc.	125,000	8,972,500
Pzena Investment Management, Inc.	2,069	22,987
Regional Management Corp. (1)	247	6,491
RLI Corp.	6,941	438,185
SEI Investments Co.	4,199	207,263
ServisFirst Bancshares, Inc.	10,248	383,685
Signature Bank (1)	94,118	14,136,524
Silvercrest Asset Management Group, Inc.	1,327	17,450
South State Corp.	63,279	5,530,585
State National Companies, Inc.	372	5,156
SVB Financial Group (1)	65,391	11,225,019
T. Rowe Price Group, Inc.	6,141	462,172
TD Ameritrade Holding Corp.	7,331	319,632
Texas Capital Bancshares, Inc. (1)	36,810	2,885,904
The Progressive Corp.	1,802	63,971
Third Point Reinsurance Ltd (1)	1,128	13,028
Trupanion, Inc. (1)	3,242	50,316
Union Bankshares Inc/Morrisville VT	822	37,360
United Insurance Holdings Corp.	2,792	42,271
Universal Insurance Holdings, Inc.	5,264	149,498
Value Line, Inc.	250	4,875
Veritex Holdings, Inc. (1)	478	12,767
Virtu Financial, Inc.	5,053	80,595
Waddell & Reed Financial, Inc.	1,526	29,772
Western Alliance Bancorp (1)	68,284	3,326,114
Western New England Bancorp, Inc.	2,246	21,000
Westwood Holdings Group, Inc.	1,848	110,862
WisdomTree Investments, Inc.	25,334	282,221
WMIH Corp. (1)	43,333	67,166
Xenith Bankshares, Inc. (1)	584	16,463
XL Group Ltd	2,988	111,333

		217,561,218

Healthcare – 16.99%
AAC Holdings, Inc. (1)	58,476	423,366
Abaxis, Inc.	4,866	256,779
ABIOMED, Inc. (1)	31,856	3,589,534
Acadia Healthcare Co., Inc. (1)	47,361	1,567,649
ACADIA Pharmaceuticals, Inc. (1)	3,143	90,644
Accelerate Diagnostics, Inc. (1)	4,782	99,227
Acceleron Pharma, Inc. (1)	5,900	150,568
Accuray, Inc. (1)	17,136	78,826
AcelRx Pharmaceuticals, Inc. (1)	6,872	17,867

	Shares	Value
Aceto Corp.	5,544	121,802
Achillion Pharmaceuticals, Inc. (1)	25,142	103,836
Aclaris Therapeutics, Inc. (1)	2,527	68,583
Acorda Therapeutics, Inc. (1)	1,198	22,522
Adamas Pharmaceuticals, Inc. (1)	1,920	32,448
Addus HomeCare Corp. (1)	106	3,715
Adeptus Health, Inc. (1)	3,005	22,958
Aduro Biotech, Inc. (1)	7,918	90,265
Advaxis, Inc. (1)	7,521	53,850
Aerie Pharmaceuticals, Inc. (1)	6,378	241,407
Aevi Genomic Medicine, Inc. (1)	6,379	33,043
Agenus, Inc. (1)	15,469	63,732
Agile Therapeutics, Inc. (1)	2,675	15,248
Agilent Technologies, Inc.	2,845	129,618
Agios Pharmaceuticals, Inc. (1)	992	41,396
Aimmune Therapeutics, Inc. (1)	5,654	115,624
Air Methods Corp. (1)	7,464	237,728
Akebia Therapeutics, Inc. (1)	2,042	21,257
Akorn, Inc. (1)	71,009	1,550,126
Albany Molecular Research, Inc. (1)	2,782	52,190
Alder Biopharmaceuticals, Inc. (1)	10,305	214,344
Alere, Inc. (1)	552	21,511
Alexion Pharmaceuticals, Inc. (1)	60,787	7,437,289
Align Technology, Inc. (1)	93,368	8,975,466
Alkermes Plc (1)	4,939	274,510
Almost Family, Inc. (1)	537	23,682
Alnylam Pharmaceuticals, Inc. (1)	2,115	79,186
AMAG Pharmaceuticals, Inc. (1)	2,387	83,068
Amedisys, Inc. (1)	6,130	261,322
American Renal Associates Holdings, Inc. (1)	1,844	39,240
AmerisourceBergen Corp.	129,266	10,107,309
Amicus Therapeutics, Inc. (1)	31,377	155,944
AMN Healthcare Services, Inc. (1)	10,429	400,995
Amphastar Pharmaceuticals, Inc. (1)	7,855	144,689
Ampio Pharmaceuticals, Inc. (1)	8,491	7,644
Analogic Corp.	307	25,466
Anavex Life Sciences Corp. (1)	6,435	25,483
ANI Pharmaceuticals, Inc. (1)	1,777	107,722
Anika Therapeutics, Inc. (1)	2,523	123,526
Anthera Pharmaceuticals, Inc. (1)	7,638	4,958
Applied Genetic Technologies Corp. (1)	2,463	23,029
Aptevo Therapeutics, Inc. (1)	3,180	7,759
Aratana Therapeutics, Inc. (1)	6,896	49,513
Ardelyx, Inc. (1)	1,338	19,000
Arena Pharmaceuticals, Inc. (1)	53,047	75,327
Argos Therapeutics, Inc. (1)	3,674	18,003
ARIAD Pharmaceuticals, Inc. (1)	36,698	456,523
Array BioPharma, Inc. (1)	3,857	33,903
Arrowhead Pharmaceuticals, Inc. (1)	12,153	18,837
Asterias Biotherapeutics, Inc. – Class A (1)	4,296	19,762
Atara Biotherapeutics, Inc. (1)	250	3,550
Athenahealth, Inc. (1)	18,866	1,984,137
Athersys, Inc. (1)	13,801	21,116

	Shares	Value
AtriCure, Inc. (1)	5,356	104,817
Atrion Corp.	303	153,682
Audentes Therapeutics, Inc. (1)	920	16,808
Avexis, Inc. (1)	1,327	63,338
Avinger, Inc. (1)	5,067	18,748
AxoGen, Inc. (1)	5,418	48,762
Axovant Sciences Ltd (1)	5,302	65,851
Axsome Therapeutics, Inc. (1)	2,084	14,067
Bellicum Pharmaceuticals, Inc. (1)	3,126	42,576
BioCryst Pharmaceuticals, Inc. (1)	13,551	85,778
BioMarin Pharmaceutical, Inc. (1)	107,647	8,917,477
Bio-Path Holdings, Inc. (1)	21,012	28,366
Bio-Rad Laboratories, Inc. (1)	21,611	3,939,253
BioScrip, Inc. (1)	3,639	3,785
BioSpecifics Technologies Corp. (1)	1,259	70,126
Bio-Techne Corp.	23,182	2,383,805
BioTelemetry, Inc. (1)	6,026	134,681
BioTime, Inc. (1)	15,817	57,099
Bluebird Bio, Inc. (1)	3,384	208,793
Blueprint Medicines Corp. (1)	4,661	130,741
Bruker Corp.	3,458	73,240
C.R. Bard, Inc.	42,419	9,529,853
Cambrex Corp. (1)	35,996	1,941,984
Cantel Medical Corp.	35,638	2,806,493
Capital Senior Living Corp. (1)	6,186	99,285
Cara Therapeutics, Inc. (1)	513	4,766
Cardiovascular Systems, Inc. (1)	7,016	169,857
Castlight Health, Inc. (1)	8,226	40,719
Catalent, Inc. (1)	156,113	4,208,806
Cellular Biomedicine Group, Inc. (1)	1,584	20,750
Cempra, Inc. (1)	9,567	26,788
Centene Corp. (1)	4,031	227,792
Cerner Corp. (1)	50,363	2,385,695
Cerus Corp. (1)	18,892	82,180
Charles River Laboratories International, Inc. (1)	1,550	118,095
Chemed Corp.	3,569	572,503
ChemoCentryx, Inc. (1)	5,364	39,694
ChromaDex Corp. (1)	5,667	18,758
Cidara Therapeutics, Inc. (1)	111	1,154
Civitas Solutions, Inc. (1)	3,432	68,297
Clearside Biomedical, Inc. (1)	1,321	11,810
Clovis Oncology, Inc. (1)	7,013	311,517
Coherus Biosciences, Inc. (1)	6,499	182,947
Collegium Pharmaceutical, Inc. (1)	3,676	57,235
Computer Programs & Systems, Inc.	2,562	60,463
Concert Pharmaceuticals, Inc. (1)	1,313	13,511
ConforMIS, Inc. (1)	7,749	62,767
Corcept Therapeutics, Inc. (1)	16,033	116,400
Corindus Vascular Robotics, Inc. (1)	10,209	7,130
CorVel Corp. (1)	2,107	77,116
Cotiviti Holdings, Inc. (1)	2,148	73,891
Cross Country Healthcare, Inc. (1)	6,891	107,569
CryoLife, Inc. (1)	4,653	89,105

	Shares	Value
Curis, Inc. (1)	26,307	81,026
Cutera, Inc. (1)	2,822	48,962
Cynosure, Inc. (1)	5,237	238,807
Cytokinetics, Inc. (1)	7,458	90,615
CytomX Therapeutics, Inc. (1)	4,557	50,081
CytRx Corp. (1)	24,763	9,217
DaVita, Inc. (1)	2,206	141,625
Dentsply Sirona, Inc.	377,280	21,780,374
Depomed, Inc. (1)	13,303	239,720
Dermira, Inc. (1)	5,432	164,753
DexCom, Inc. (1)	2,708	161,668
Dimension Therapeutics, Inc. (1)	889	3,867
Durect Corp. (1)	25,949	34,772
Dynavax Technologies Corp. (1)	8,377	33,089
Eagle Pharmaceuticals, Inc. (1)	2,055	163,044
Edge Therapeutics, Inc. (1)	1,253	15,663
Editas Medicine, Inc. (1)	1,363	22,122
Edwards Lifesciences Corp. (1)	6,959	652,058
Egalet Corp. (1)	948	7,252
Eiger BioPharmaceuticals, Inc. (1)	648	7,549
Emergent BioSolutions, Inc. (1)	7,164	235,266
Endologix, Inc. (1)	17,878	102,262
Ensign Group, Inc.	10,514	233,516
Entellus Medical, Inc. (1)	1,735	32,913
Envision Healthcare Corp. (1)	2,708	171,389
Enzo Biochem, Inc. (1)	8,480	58,851
Epizyme, Inc. (1)	6,416	77,634
Exact Sciences Corp. (1)	23,107	308,710
Exelixis, Inc. (1)	30,795	459,153
FibroGen, Inc. (1)	11,570	247,598
Five Prime Therapeutics, Inc. (1)	1,375	68,901
Flex Pharma, Inc. (1)	1,716	9,060
Flexion Therapeutics, Inc. (1)	5,970	113,549
Fluidigm Corp. (1)	6,756	49,184
Fortress Biotech, Inc. (1)	6,531	17,634
Foundation Medicine, Inc. (1)	2,926	51,790
Galena Biopharma, Inc. (1)	1,817	3,525
Genesis Healthcare, Inc. (1)	4,497	19,112
GenMark Diagnostics, Inc. (1)	9,631	117,883
Genomic Health, Inc. (1)	4,049	119,000
Geron Corp. (1)	33,478	69,299
Glaukos Corp. (1)	3,672	125,950
Global Blood Therapeutics, Inc. (1)	3,742	54,072
Globus Medical, Inc. (1)	100,604	2,495,985
GlycoMimetics, Inc. (1)	2,544	15,518
Halozyme Therapeutics, Inc. (1)	24,055	237,663
HealthEquity, Inc. (1)	74,349	3,012,621
HealthSouth Corp.	19,654	810,531
HealthStream, Inc. (1)	5,722	143,336
Henry Schein, Inc. (1)	50,690	7,690,180
Heron Therapeutics, Inc. (1)	7,147	93,626
Heska Corp. (1)	1,364	97,662
Hill-Rom Holdings, Inc.	2,039	114,469

	Shares	Value
HMS Holdings Corp. (1)	151,434	2,750,041
Hologic, Inc. (1)	58,392	2,342,687
Horizon Pharma Plc (1)	35,462	573,775
ICON Plc (1)	49,684	3,736,237
ICU Medical, Inc. (1)	21,486	3,165,962
Idera Pharmaceuticals, Inc. (1)	19,760	29,640
IDEXX Laboratories, Inc. (1)	30,627	3,591,628
Ignyta, Inc. (1)	3,315	17,570
Illumina, Inc. (1)	18,412	2,357,472
Immune Design Corp. (1)	3,729	20,510
ImmunoGen, Inc. (1)	19,429	39,635
Immunomedics, Inc. (1)	20,392	74,839
Impax Laboratories, Inc. (1)	16,045	212,596
INC Research Holdings, Inc. (1)	9,115	479,449
Incyte Corp. (1)	5,366	538,049
Infinity Pharmaceuticals, Inc. (1)	9,735	13,142
Innoviva, Inc. (1)	16,061	171,853
Inogen, Inc. (1)	3,585	240,804
Inotek Pharmaceuticals Corp. (1)	3,017	18,404
Inovalon Holdings, Inc. (1)	2,002	20,621
Inovio Pharmaceuticals, Inc. (1)	14,300	99,242
Insmed, Inc. (1)	14,204	187,919
Insulet Corp. (1)	12,720	479,290
Insys Therapeutics, Inc. (1)	5,395	49,634
Integra LifeSciences Holdings Corp. (1)	167,679	14,385,181
Intellia Therapeutics, Inc. (1)	1,358	17,803
Intercept Pharmaceuticals, Inc. (1)	540	58,671
Intersect ENT, Inc. (1)	5,519	66,780
Intra-Cellular Therapies, Inc. (1)	7,964	120,177
Intrexon Corp. (1)	1,797	43,667
Intuitive Surgical, Inc. (1)	3,653	2,316,623
InVitae Corp. (1)	6,403	50,840
InVivo Therapeutics Holdings Corp. (1)	7,535	31,647
Ionis Pharmaceuticals, Inc. (1)	3,963	189,550
iRadimed Corp. (1)	787	8,736
iRhythm Technologies, Inc. (1)	1,395	41,850
IRIDEX Corp. (1)	1,467	20,626
Ironwood Pharmaceuticals, Inc. (1)	28,275	432,325
Juno Therapeutics, Inc. (1)	1,823	34,364
K2M Group Holdings, Inc. (1)	1,860	37,274
Kadmon Holdings, Inc. (1)	1,301	6,960
Karyopharm Therapeutics, Inc. (1)	936	8,798
Keryx Biopharmaceuticals, Inc. (1)	16,843	98,700
Kite Pharma, Inc. (1)	8,602	385,714
La Jolla Pharmaceutical Co. (1)	3,119	54,676
Laboratory Corp. of America Holdings (1)	101,509	13,031,725
Landauer, Inc.	2,110	101,491
LeMaitre Vascular, Inc.	3,041	77,059
Lexicon Pharmaceuticals, Inc. (1)	9,046	125,106
LHC Group, Inc. (1)	304	13,893
Ligand Pharmaceuticals, Inc. (1)	27,125	2,756,171
Lion Biotechnologies, Inc. (1)	12,459	86,590
Lipocine, Inc. (1)	3,202	11,783

	Shares	Value
Loxo Oncology, Inc. (1)	2,940	94,418
Luminex Corp. (1)	3,538	71,574
MacroGenics, Inc. (1)	6,855	140,116
Magellan Health, Inc. (1)	3,633	273,383
MannKind Corp. (1)	73,434	46,755
Masimo Corp. (1)	51,016	3,438,478
Medicines Co. (1)	13,630	462,602
MediciNova, Inc. (1)	6,763	40,781
Medidata Solutions, Inc. (1)	165,076	8,199,325
MEDNAX, Inc. (1)	171,341	11,421,591
Medpace Holdings, Inc. (1)	1,159	41,805
Meridian Bioscience, Inc.	8,076	142,945
Merit Medical Systems, Inc. (1)	94,903	2,514,930
Merrimack Pharmaceuticals, Inc. (1)	16,250	66,300
Mettler-Toledo International, Inc. (1)	39,644	16,593,393
MiMedx Group, Inc. (1)	22,716	201,264
Minerva Neurosciences, Inc. (1)	4,006	47,071
Mirati Therapeutics, Inc. (1)	2,426	11,524
Molina Healthcare, Inc. (1)	6,356	344,877
Momenta Pharmaceuticals, Inc. (1)	3,550	53,428
MyoKardia, Inc. (1)	2,653	34,356
Myovant Sciences Ltd (1)	1,855	23,076
Myriad Genetics, Inc. (1)	14,878	248,016
NanoString Technologies, Inc. (1)	3,380	75,374
NantHealth, Inc. (1)	1,096	10,894
NantKwest, Inc. (1)	274	1,567
Natera, Inc. (1)	5,958	69,768
National Research Corp.	1,806	34,314
Natus Medical, Inc. (1)	70,380	2,449,224
Nektar Therapeutics (1)	31,062	381,131
Neogen Corp. (1)	47,500	3,135,000
NeoGenomics, Inc. (1)	11,596	99,378
Neos Therapeutics, Inc. (1)	2,451	14,338
Neurocrine Biosciences, Inc. (1)	2,852	110,372
Nevro Corp. (1)	5,334	387,568
NewLink Genetics Corp. (1)	3,776	38,817
Nobilis Health Corp. (1)	810	1,701
Novan, Inc. (1)	833	22,508
Novavax, Inc. (1)	61,909	78,005
Novocure Ltd (1)	10,934	85,832
NuVasive, Inc. (1)	201,466	13,570,750
NxStage Medical, Inc. (1)	13,897	364,240
Ocular Therapeutix, Inc. (1)	3,773	31,580
Omeros Corp. (1)	5,625	55,800
Omnicell, Inc. (1)	81,598	2,766,172
OncoMed Pharmaceuticals, Inc. (1)	4,811	37,093
Ophthotech Corp. (1)	6,726	32,487
OPKO Health, Inc. (1)	9,579	89,085
OraSure Technologies, Inc. (1)	12,118	106,396
Organovo Holdings, Inc. (1)	21,821	73,973
Orthofix International (1)	3,893	140,849
Osiris Therapeutics, Inc. (1)	5,730	28,134
OvaScience, Inc. (1)	1,403	2,147

	Shares	Value
Owens & Minor, Inc.	1,707	60,240
Oxford Immunotec Global Plc (1)	5,120	76,544
Pacific Biosciences of California, Inc. (1)	17,318	65,808
Pacira Pharmaceuticals, Inc. (1)	44,552	1,439,030
Paratek Pharmaceuticals, Inc. (1)	3,801	58,535
PAREXEL International Corp. (1)	211,541	13,902,475
Patheon NV (1)	598	17,169
Patterson Companies, Inc.	2,796	114,720
Penumbra, Inc. (1)	5,611	357,982
PerkinElmer, Inc.	753	39,269
Pfenex, Inc. (1)	4,034	36,588
PharmAthene, Inc. (1)	11,461	37,248
Phibro Animal Health Corp.	3,844	112,629
Portola Pharmaceuticals, Inc. (1)	10,127	227,250
PRA Health Sciences, Inc. (1)	5,364	295,664
Premier, Inc. (1)	426	12,933
Prestige Brands Holdings, Inc. (1)	54,539	2,841,482
Progenics Pharmaceuticals, Inc. (1)	15,241	131,682
Protagonist Therapeutics, Inc. (1)	1,215	26,718
Proteostasis Therapeutics, Inc. (1)	2,148	26,334
Prothena Corporation Plc (1)	7,610	374,336
Puma Biotechnology, Inc. (1)	6,135	188,345
Quality Systems, Inc. (1)	11,050	145,308
Quidel Corp. (1)	5,472	117,210
Quintiles IMS Holdings, Inc. (1)	3,679	279,788
Quorum Health Corp. (1)	6,599	47,975
Ra Pharmaceuticals, Inc. (1)	1,432	21,752
Radius Health, Inc. (1)	6,920	263,168
RadNet, Inc. (1)	8,579	55,335
Reata Pharmaceuticals, Inc. (1)	1,287	28,095
Regulus Therapeutics, Inc. (1)	7,474	16,817
Repligen Corp. (1)	42,287	1,303,285
ResMed, Inc.	34,665	2,150,963
Revance Therapeutics, Inc. (1)	4,633	95,903
Rigel Pharmaceuticals, Inc. (1)	16,947	40,334
Rockwell Medical, Inc. (1)	10,257	67,183
SAGE Therapeutics, Inc. (1)	6,773	345,829
Sangamo BioSciences, Inc. (1)	15,838	48,306
Sarepta Therapeutics, Inc. (1)	11,041	302,855
SciClone Pharmaceuticals, Inc. (1)	10,841	117,083
Seattle Genetics, Inc. (1)	3,157	166,595
Second Sight Medical Products, Inc. (1)	3,277	6,456
Select Medical Holdings Corp. (1)	1,744	23,108
Selecta Biosciences, Inc. (1)	818	14,029
Senseonics Holdings, Inc. (1)	5,363	14,319
Seres Therapeutics, Inc. (1)	4,536	44,906
Sorrento Therapeutics, Inc. (1)	5,891	28,866
Spark Therapeutics, Inc. (1)	4,214	210,279
Spectrum Pharmaceuticals, Inc. (1)	5,700	25,251
St. Jude Medical, Inc.	6,369	510,730
STAAR Surgical Co. (1)	8,589	93,191
Stemline Therapeutics, Inc. (1)	786	8,410
STERIS Plc	169,000	11,388,910

	Shares	Value
Sucampo Pharmaceuticals, Inc. (1)	5,161	69,932
Supernus Pharmaceuticals, Inc. (1)	10,358	261,540
Surgery Partners, Inc. (1)	2,558	40,544
Surgical Care Affiliates, Inc. (1)	5,867	271,466
SurModics, Inc. (1)	2,841	72,161
Syndax Pharmaceuticals, Inc. (1)	413	2,961
Synergy Pharmaceuticals, Inc. (1)	40,112	244,282
Synthetic Biologics, Inc. (1)	23,205	17,696
Syros Pharmaceuticals, Inc. (1)	746	9,071
T2 Biosystems, Inc. (1)	2,786	14,654
Tactile Systems Technology, Inc. (1)	713	11,700
Tandem Diabetes Care, Inc. (1)	3,405	7,321
Team Health Holdings, Inc. (1)	14,918	648,187
Teladoc, Inc. (1)	4,589	75,719
Teleflex, Inc.	263	42,382
Teligent, Inc. (1)	9,665	63,886
Tenet Healthcare Corp. (1)	2,569	38,124
TESARO, Inc. (1)	6,312	848,838
TG Therapeutics, Inc. (1)	8,315	38,665
The Cooper Companies, Inc.	79,714	13,944,370
The Providence Service Corp. (1)	2,929	111,448
The Spectranetics Corp. (1)	9,443	231,354
TherapeuticsMD, Inc. (1)	31,030	179,043
Theravance Biopharma, Inc. (1)	8,874	282,903
Titan Pharmaceuticals, Inc. (1)	3,432	13,728
Tokai Pharmaceuticals, Inc. (1)	1,828	1,788
TransEnterix, Inc. (1)	876	1,139
Trevena, Inc. (1)	10,941	64,333
Trovagene, Inc. (1)	4,991	10,481
Ultragenyx Pharmaceutical, Inc. (1)	7,885	554,394
United Therapeutics Corp. (1)	399	57,229
Universal Health Services, Inc.	67,890	7,222,138
US Physical Therapy, Inc.	2,660	186,732
Utah Medical Products, Inc.	847	61,619
Vanda Pharmaceuticals, Inc. (1)	8,085	128,956
Varian Medical Systems, Inc. (1)	3,125	280,563
Vascular Solutions, Inc. (1)	3,712	208,243
VCA, Inc. (1)	30,489	2,093,070
Veeva Systems, Inc. (1)	3,180	129,426
Veracyte, Inc. (1)	3,748	29,010
Versartis, Inc. (1)	319	4,753
ViewRay, Inc. (1)	1,204	3,769
Vital Therapies, Inc. (1)	4,678	20,349
Vocera Communications, Inc. (1)	4,045	74,792
Voyager Therapeutics, Inc. (1)	1,128	14,371
vTv Therapeutics, Inc. (1)	1,743	8,419
VWR Corp. (1)	138	3,454
Waters Corp. (1)	62,535	8,404,079
WaVe Life Sciences Ltd (1)	1,369	35,799
WellCare Health Plans, Inc. (1)	1,343	184,098
West Pharmaceutical Services, Inc.	25,241	2,141,194
XBiotech, Inc. (1)	3,919	39,660
Xencor, Inc. (1)	8,012	210,876

	Shares	Value
Zeltiq Aesthetics, Inc. (1)	7,987	347,594
Zimmer Holdings, Inc.	3,222	332,510
ZIOPHARM Oncology, Inc. (1)	27,205	145,547
Zoetis, Inc.	15,026	804,342

		326,444,656

Industrials – 16.20%
A.O. Smith Corp.	235,825	11,166,314
AAON, Inc.	84,539	2,794,014
Actuant Corp.	6,273	162,784
Acuity Brands, Inc.	52,230	12,057,818
Advanced Disposal Services, Inc. (1)	3,384	75,192
Advanced Drainage Systems, Inc.	7,729	159,217
Aerojet Rocketdyne Holdings, Inc. (1)	6,559	117,734
AeroVironment, Inc. (1)	647	17,359
Air Lease Corp.	1,593	54,688
Air Transport Services Group, Inc. (1)	1,438	22,950
Alamo Group, Inc.	483	36,756
Alaska Air Group, Inc.	107,263	9,517,446
Albany International Corp.	953	44,124
Allegiant Travel Co.	2,908	483,891
Allegion Plc	3,155	201,920
Allied Motion Technologies, Inc.	1,228	26,267
Altra Industrial Motion Corp.	4,649	171,548
AMERCO	125	46,199
American Woodmark Corp. (1)	3,029	227,932
AMETEK, Inc.	194,914	9,472,820
Apogee Enterprises, Inc.	6,300	337,428
Applied Industrial Technologies, Inc.	3,491	207,365
Aqua Metals, Inc. (1)	2,713	35,567
Argan, Inc.	2,960	208,828
Armstrong Flooring, Inc. (1)	250	4,977
Astec Industries, Inc.	2,001	134,987
Astronics Corp. (1)	92,494	3,129,997
Atkore International Group, Inc. (1)	1,436	34,335
Avis Budget Group, Inc. (1)	2,549	93,497
AZZ, Inc.	5,733	366,339
B/E Aerospace, Inc.	3,356	201,998
Barrett Business Services, Inc.	1,566	100,381
Beacon Roofing Supply, Inc. (1)	99,225	4,571,296
Blue Bird Corp. (1)	134	2,070
BMC Stock Holdings, Inc. (1)	10,389	202,585
Brady Corp.	7,635	286,694
Builders FirstSource, Inc. (1)	18,584	203,866
BWX Technologies, Inc.	3,090	122,673
C.H. Robinson Worldwide, Inc.	116,640	8,545,046
Caesarstone Ltd (1)	5,297	151,759
Carlisle Companies, Inc.	623	68,711
CEB, Inc.	7,132	432,199
Cintas Corp.	2,925	338,013
CLARCOR, Inc.	170,448	14,056,847
Clean Harbors, Inc. (1)	126	7,012
Comfort Systems USA, Inc.	8,256	274,925
Continental Building Products, Inc. (1)	7,826	180,781

	Shares	Value
Copart, Inc. (1)	3,221	178,476
Covanta Holding Corp.	3,782	58,999
Curtiss-Wright Corp.	7,079	696,290
Deluxe Corp.	10,798	773,245
Donaldson Co., Inc.	143,853	6,053,334
Douglas Dynamics, Inc.	4,151	139,681
Dover Corp.	211,000	15,810,230
Dun & Bradstreet Corp.	493	59,811
Dycom Industries, Inc. (1)	6,709	538,666
Echo Global Logistics, Inc. (1)	5,676	142,184
EMCOR Group, Inc.	2,184	154,540
Energous Corp. (1)	3,373	56,835
Energy Recovery, Inc. (1)	7,657	79,250
EnerSys, Inc.	2,828	220,867
EnPro Industries, Inc.	4,722	318,074
Equifax, Inc.	3,904	461,570
Exone Co. (1)	394	3,680
Expeditors International of Washington, Inc.	4,191	221,955
Exponent, Inc.	5,676	342,263
Fastenal Co.	139,498	6,553,616
Flowserve Corp.	2,616	125,699
Fortune Brands Home & Security, Inc.	5,010	267,835
Forward Air Corp.	6,532	309,486
Franklin Covey Co. (1)	2,046	41,227
Franklin Electric Company, Inc.	9,551	371,534
FTI Consulting, Inc. (1)	833	37,552
G&K Services, Inc.	3,284	316,742
Generac Holdings, Inc. (1)	14,425	587,675
General Cable Corp.	9,778	186,271
Genesee & Wyoming, Inc. (1)	50,004	3,470,778
Gibraltar Industries, Inc. (1)	4,418	184,010
Global Brass and Copper Holdings, Inc.	4,362	149,617
GMS, Inc. (1)	1,655	48,458
Gorman Rupp Co.	3,270	101,207
GP Strategies Corp. (1)	2,765	79,079
Graco, Inc.	1,824	151,556
Granite Construction, Inc.	6,518	358,490
Great Lakes Dredge & Dock Corp. (1)	827	3,473
Griffon Corp.	5,511	144,388
H&E Equipment Services, Inc.	6,862	159,542
Hawaiian Holdings, Inc. (1)	11,615	662,055
HD Supply Holdings, Inc. (1)	6,593	280,268
Healthcare Services Group, Inc.	86,625	3,393,101
Heartland Express, Inc.	10,153	206,715
HEICO Corp.	61,072	4,711,705
Heico Corp. – Class A	28,960	1,966,384
Herc Holdings, Inc. (1)	145	5,823
Heritage Crystal Clean, Inc. (1)	1,312	20,598
Herman Miller, Inc.	13,219	452,090
Hertz Global Holdings, Inc. (1)	436	9,400
Hexcel Corp.	3,054	157,098
Hill International, Inc. (1)	2,683	11,671
Hillenbrand, Inc.	13,013	499,049

	Shares	Value
HNI Corp.	9,992	558,753
Hub Group, Inc. (1)	6,818	298,288
Hubbell, Inc.	1,165	135,956
Huntington Ingalls Industries, Inc.	1,277	235,211
Huron Consulting Group, Inc. (1)	670	33,936
Hyster-Yale Materials Handling, Inc.	700	44,639
IDEX Corp.	243,472	21,927,088
IES Holdings, Inc. (1)	1,607	30,774
IHS Markit Ltd (1)	26,897	952,423
Ingersoll-Rand Plc	4,280	321,171
InnerWorkings, Inc. (1)	7,791	76,741
Insperity, Inc.	3,450	244,778
Insteel Industries, Inc.	3,810	135,788
Interface, Inc.	12,480	231,504
J.B. Hunt Transportation Services, Inc.	14,098	1,368,493
JetBlue Airways Corp. (1)	738	16,546
John Bean Technologies Corp.	6,442	553,690
Johnson Controls International Plc	6,469	266,458
Kadant, Inc.	442	27,050
Kaman Corp.	513	25,101
KAR Auction Services, Inc.	4,531	193,111
Kforce, Inc.	5,395	124,625
Kimball International, Inc.	6,976	122,499
Knight Transportation, Inc.	13,738	454,041
Knoll, Inc.	10,543	294,466
Korn/Ferry International	7,488	220,372
Landstar System, Inc.	29,296	2,498,949
Lawson Products, Inc. (1)	1,019	24,252
Lennox International, Inc.	1,212	185,642
Lincoln Electric Holdings, Inc.	1,272	97,524
Lindsay Corp.	2,006	149,668
LSC Communications, Inc.	561	16,650
LSI Industries, Inc.	600	5,844
Lydall, Inc. (1)	3,662	226,495
Manitowoc Foodservice, Inc. (1)	1,857	35,896
Masco Corp.	7,073	223,648
Masonite International Corp. (1)	6,650	437,570
MasTec, Inc. (1)	14,549	556,499
Matson, Inc.	4,262	150,832
Matthews International Corp.	7,006	538,411
Mercury Systems, Inc. (1)	594	17,951
Milacron Holdings Corp. (1)	2,999	55,871
Miller Industries, Inc.	99	2,619
Mistras Group, Inc. (1)	3,652	93,783
Mobile Mini, Inc.	7,225	218,556
Moog, Inc. (1)	701	46,042
MSA Safety, Inc.	4,619	320,235
MSC Industrial Direct Co., Inc.	16,584	1,532,196
Mueller Industries, Inc.	8,873	354,565
Mueller Water Products, Inc.	34,158	454,643
Multi-Color Corp.	3,034	235,438
National Presto Industries, Inc.	105	11,172
Navistar International Corp. (1)	596	18,697

	Shares	Value
NCI Building Systems, Inc. (1)	5,932	92,836
Neff Corp. (1)	870	12,267
Nielsen Holdings Plc	9,260	388,457
Nordson Corp.	1,876	210,206
NV5 Global, Inc. (1)	1,241	41,449
Old Dominion Freight Line, Inc. (1)	1,366	117,189
Omega Flex, Inc.	658	36,690
On Assignment, Inc. (1)	11,244	496,535
Orbital ATK, Inc.	28,115	2,466,529
Orion Group Holdings, Inc. (1)	930	9,254
PACCAR, Inc.	970	61,983
Patrick Industries, Inc. (1)	3,257	248,509
Paylocity Holding Corp. (1)	4,731	141,977
PGT Innovations, Inc. (1)	10,614	121,530
Pitney Bowes, Inc.	6,118	92,932
Plug Power, Inc. (1)	22,786	27,343
Ply Gem Holdings, Inc. (1)	4,847	78,764
Power Solutions International, Inc. (1)	824	6,180
Primoris Services Corp.	107,534	2,449,625
Proto Labs, Inc. (1)	68,637	3,524,510
Quad/Graphics, Inc.	3,220	86,554
Quanex Building Products Corp.	572	11,612
Quanta Services, Inc. (1)(1)	1,304	45,444
Radiant Logistics, Inc. (1)	4,053	15,807
Raven Industries, Inc.	5,045	127,134
RBC Bearings, Inc. (1)	41,502	3,851,801
Rexnord Corp. (1)	13,926	272,810
Ritchie Bros Auctioneers, Inc.	85,650	2,912,100
Robert Half International, Inc.	4,187	204,242
Rockwell Automation, Inc.	205,683	27,643,795
Rockwell Collins, Inc.	4,296	398,497
Rollins, Inc.	3,130	105,731
Roper Technologies, Inc.	1,673	306,293
RR Donnelley & Sons Co.	1,496	24,415
Simpson Manufacturing Company, Inc.	9,146	400,138
SiteOne Landscape Supply, Inc. (1)	30,632	1,063,849
Snap-on, Inc.	58,597	10,035,908
SP Plus Corp. (1)	3,603	101,424
Sparton Corp. (1)	131	3,124
Spirit AeroSystems Holdings, Inc.	2,061	120,259
Standex International Corp.	2,164	190,107
Stanley Black & Decker, Inc.	601	68,929
Steelcase, Inc.	18,788	336,305
Stericycle, Inc. (1)	121,564	9,365,291
Sun Hydraulics Corp.	4,630	185,061
Supreme Industries, Inc.	1,433	22,498
Swift Transportation Co. (1)	16,386	399,163
TASER International, Inc. (1)	55,156	1,336,981
Team, Inc. (1)	5,977	234,597
Teledyne Technologies, Inc. (1)	2,136	262,728
Tennant Co.	3,603	256,534
Tetra Tech, Inc.	2,126	91,737
Textron, Inc.	2,777	134,851

	Shares	Value
The Advisory Board Co. (1)	56,073	1,864,427
The Brink’s Co.	9,896	408,210
The Middleby Corp. (1)	1,853	238,685
The Toro Co.	45,237	2,531,010
TransDigm Group, Inc.	1,653	411,531
TransUnion (1)	1,709	52,859
Trex Company, Inc. (1)	6,491	418,020
TriNet Group, Inc. (1)	9,441	241,878
Triton International Ltd/Bermuda	1,446	22,847
TrueBlue, Inc. (1)	521	12,843
Tutor Perini Corp. (1)	1,363	38,164
UniFirst Corp.	11,914	1,711,446
United Rentals, Inc. (1)	139,642	14,743,402
Univar, Inc. (1)	9,505	269,657
Universal Forest Products, Inc.	3,808	389,101
Universal Logistics Holdings, Inc.	1,039	16,988
US Ecology, Inc.	4,813	236,559
Valmont Industries, Inc.	583	82,145
Vectrus, Inc. (1)	432	10,303
Verisk Analytics, Inc. (1)	33,249	2,698,821
Veritiv Corp. (1)	103	5,536
Viad Corp.	2,604	114,836
Vicor Corp. (1)	3,604	54,420
W.W. Grainger, Inc.	60,826	14,126,839
Wabash National Corp. (1)	4,024	63,660
WABCO Holdings, Inc. (1)	95,987	10,189,020
Wabtec Corp.	91,821	7,622,979
WageWorks, Inc. (1)	90,779	6,581,478
Watsco, Inc.	17,024	2,521,595
Watts Water Technologies, Inc.	5,728	373,466
Wesco Aircraft Holdings, Inc. (1)	2,720	40,664
West Corp.	1,568	38,824
Woodward, Inc.	11,670	805,814
Xylem, Inc.	3,037	150,392
YRC Worldwide, Inc. (1)	1,549	20,571

		311,243,915

Information Technology – 21.26%
2U, Inc. (1)	8,011	241,532
3D Systems Corp. (1)	23,673	314,614
8x8, Inc. (1)	88,562	1,266,437
A10 Networks, Inc. (1)	9,863	81,962
Acacia Communications, Inc. (1)	1,207	74,532
ACI Worldwide, Inc. (1)	25,485	462,553
Acxiom Corp. (1)	8,493	227,612
ADTRAN, Inc.	7,134	159,445
Advanced Energy Industries, Inc. (1)	8,242	451,249
Advanced Micro Devices, Inc. (1)	79,506	901,598
Aerohive Networks, Inc. (1)	4,727	26,944
Agilysys, Inc. (1)	376	3,895
Akamai Technologies, Inc. (1)	123,629	8,243,582
Alarm.com Holdings, Inc. (1)	2,251	62,645
ALJ Regional Holdings, Inc. (1)	3,891	17,081
Alliance Data Systems Corp.	51,486	11,764,551

	Shares	Value
Ambarella, Inc. (1)	2,823	152,809
Amber Road, Inc. (1)	3,624	32,906
American Software, Inc.	6,069	62,693
Amkor Technology, Inc. (1)	1,041	10,983
Amphenol Corp.	9,872	663,398
Angie’s List, Inc. (1)	8,670	71,354
ANSYS, Inc. (1)	98,822	9,140,047
Appfolio, Inc. (1)	1,748	41,690
Applied Micro Circuits Corp. (1)	17,029	140,489
Arista Networks, Inc. (1)	1,289	124,737
ARRIS International Plc (1)	1,410	42,483
Aspen Technology, Inc. (1)	329,195	18,000,383
Atlassian Corporation Plc (1)	283,348	6,823,020
Autobytel, Inc. (1)	309	4,156
Autodesk, Inc. (1)	5,718	423,189
Avid Technology, Inc. (1)	5,196	22,862
Badger Meter, Inc.	6,242	230,642
Barracuda Networks, Inc. (1)	4,810	103,078
Belden, Inc.	9,252	691,772
Benefitfocus, Inc. (1)	2,870	85,239
Black Knight Financial Services, Inc. (1)	783	29,597
Blackbaud, Inc.	121,393	7,769,152
Blackhawk Network Holdings, Inc. (1)	12,147	457,638
Blackline, Inc. (1)	1,680	46,418
Blucora, Inc. (1)	1,877	27,686
Booz Allen Hamilton Holding Corp.	3,535	127,507
Bottomline Technologies, Inc. (1)	7,738	193,605
Box, Inc. (1)	10,898	151,046
Brightcove, Inc. (1)	6,728	54,160
Broadridge Financial Solutions, Inc.	3,859	255,852
BroadSoft, Inc. (1)	6,626	273,322
Cabot Microelectronics Corp.	726	45,861
Cadence Design Systems, Inc. (1)	78,070	1,968,925
CalAmp Corp. (1)	8,011	116,159
Callidus Software, Inc. (1)	13,335	224,028
Carbonite, Inc. (1)	4,407	72,275
Cardtronics Plc (1)	54,351	2,965,934
Care.com, Inc. (1)	3,061	26,233
Cass Information Systems, Inc.	1,481	108,957
Cavium, Inc. (1)	38,324	2,392,951
CDK Global, Inc.	5,093	304,001
CDW Corp.	5,328	277,536
CEVA, Inc. (1)	4,369	146,580
ChannelAdvisor Corp. (1)	4,864	69,798
Check Point Software Technologies Ltd (1)	108,090	9,129,281
Ciena Corp. (1)	30,245	738,280
Cimpress (1)	5,526	506,237
Cirrus Logic, Inc. (1)	13,823	781,552
Citrix Systems, Inc. (1)	116,957	10,445,430
Clearfield, Inc. (1)	2,648	54,814
Cognex Corp.	103,986	6,615,589
Coherent, Inc. (1)	5,310	729,514
CommerceHub, Inc. (1)	151	2,270

	Shares	Value
CommerceHub, Inc. (1)	75	1,126
CommScope Holding Co., Inc. (1)	4,226	157,207
CommVault Systems, Inc. (1)	8,520	437,928
comScore, Inc. (1)	10,485	331,116
Convergys Corp.	10,046	246,730
CoreLogic, Inc. (1)	1,744	64,232
Cornerstone OnDemand, Inc. (1)	11,115	470,276
CoStar Group, Inc. (1)	15,200	2,865,048
Coupa Software, Inc. (1)	1,451	36,290
CPI Card Group, Inc.	1,513	6,279
Cray, Inc. (1)	8,925	184,747
Cree, Inc. (1)	1,225	32,328
CSG Systems International, Inc.	7,112	344,221
CSRA, Inc.	5,388	171,554
CyberArk Software Ltd (1)	25,905	1,178,678
Datalink Corp. (1)	226	2,545
DHI Group, Inc. (1)	10,815	67,594
Diebold Nixdorf, Inc.	5,112	128,567
Digimarc Corp. (1)	1,968	59,040
Dolby Laboratories, Inc.	35,008	1,582,012
DST Systems, Inc.	1,093	117,115
EarthLink Holdings Corp.	23,836	134,435
Eastman Kodak Co. (1)	3,394	52,607
Ebix, Inc.	5,575	318,054
Electronic Arts, Inc. (1)	20,676	1,628,442
Electronics For Imaging, Inc. (1)	10,368	454,740
Ellie Mae, Inc. (1)	57,746	4,832,185
Endurance International Group Holdings, Inc. (1)	13,284	123,541
EnerNOC, Inc. (1)	5,176	31,056
Entegris, Inc. (1)	19,332	346,043
Envestnet, Inc. (1)	75,447	2,659,507
EPAM Systems, Inc. (1)	10,634	683,873
ePlus, Inc. (1)	978	112,666
Euronet Worldwide, Inc. (1)	38,375	2,779,501
Everbridge, Inc. (1)	1,525	28,136
EVERTEC, Inc.	11,576	205,474
Exa Corp. (1)	3,273	50,273
Exar Corp. (1)	1,394	15,027
ExlService Holdings, Inc. (1)	59,312	2,991,697
Extreme Networks, Inc. (1)	22,028	110,801
F5 Networks, Inc. (1)	2,214	320,410
Fabrinet (1)	7,706	310,552
FactSet Research Systems, Inc.	1,313	214,584
Fair Isaac Corp.	6,822	813,319
FARO Technologies, Inc. (1)	814	29,304
Fidelity National Information Services, Inc.	6,090	460,648
FireEye, Inc. (1)	36,752	437,349
First Data Corp. (1)	10,347	146,824
Fiserv, Inc. (1)	7,306	776,482
Fitbit, Inc. (1)	3,361	24,603
Five9, Inc. (1)	7,815	110,895
FleetCor Technologies, Inc. (1)	3,022	427,673
FLIR Systems, Inc.	49,825	1,803,167

	Shares	Value
FormFactor, Inc. (1)	8,397	94,046
Forrester Research, Inc.	2,217	95,220
Fortinet, Inc. (1)	621,787	18,728,224
Gartner, Inc. (1)	2,620	264,803
Genpact Ltd (1)	4,913	119,582
Gigamon, Inc. (1)	7,142	325,318
Global Payments, Inc.	5,034	349,410
Globant S.A. (1)	5,627	187,660
GoDaddy, Inc. (1)	1,505	52,600
Gogo, Inc. (1)	12,544	115,656
GrubHub, Inc. (1)	238,680	8,979,142
GTT Communications, Inc. (1)	5,807	166,951
Guidance Software, Inc. (1)	5,126	36,292
Guidewire Software, Inc. (1)	158,757	7,831,483
Hackett Group, Inc.	4,862	85,863
Hortonworks, Inc. (1)	9,076	75,422
HubSpot, Inc. (1)	6,400	300,800
II-VI, Inc. (1)	3,737	110,802
Immersion Corp. (1)	1,859	19,761
Imperva, Inc. (1)	6,294	241,690
Impinj, Inc. (1)	855	30,216
Infinera Corp. (1)	21,797	185,057
Information Services Group, Inc. (1)	7,529	27,406
Inphi Corp. (1)	8,881	396,270
Instructure, Inc. (1)	2,351	45,962
Integrated Device Technology, Inc. (1)	86,950	2,048,542
InterActiveCorp (1)	1,789	115,909
Interdigital, Inc.	7,656	699,376
Intralinks Holdings, Inc. (1)	415	5,611
IPG Photonics Corp. (1)	142,668	14,082,758
Itron, Inc. (1)	7,379	463,770
J2 Global, Inc.	10,375	848,675
Jack Henry & Associates, Inc.	2,582	229,230
Jive Software, Inc. (1)	13,696	59,578
KLA-Tencor Corp.	5,147	404,966
Lam Research Corp.	4,202	444,277
Lattice Semiconductor Corp. (1)	26,586	195,673
Leidos Holdings, Inc.	2,175	111,229
Linear Technology Corp.	3,666	228,575
Lionbridge Technologies, Inc. (1)	13,112	76,050
Littelfuse, Inc.	27,678	4,200,690
LivePerson, Inc. (1)	11,415	86,183
LogMeIn, Inc.	5,540	534,887
Lumentum Holdings, Inc. (1)	11,107	429,286
MACOM Technology Solutions Holdings, Inc. (1)	5,172	239,360
Majesco (1)	1,055	6,414
Manhattan Associates, Inc. (1)	33,877	1,796,497
Match Group, Inc. (1)	884	15,116
Maxim Integrated Products, Inc.	9,273	357,660
MAXIMUS, Inc.	14,192	791,772
MaxLinear, Inc. (1)	12,253	267,115
MeetMe, Inc. (1)	8,322	41,027
MercadoLibre, Inc.	89,945	14,044,012

	Shares	Value
Mesa Laboratories, Inc.	657	80,647
Methode Electronics, Inc.	7,303	301,979
Microchip Technology, Inc.	48,079	3,084,268
Microsemi Corp. (1)	53,296	2,876,385
MicroStrategy, Inc. (1)	1,143	225,628
MINDBODY, Inc. (1)	3,172	67,564
Mitek Systems, Inc. (1)	6,772	41,648
MKS Instruments, Inc.	638	37,897
MobileIron, Inc. (1)	10,609	39,784
Mobileye NV (1)	193,744	7,385,521
Model N, Inc. (1)	4,759	42,117
Monolithic Power Systems, Inc.	59,082	4,840,588
Monotype Imaging Holdings, Inc.	173,498	3,443,935
Motorola Solutions, Inc.	644	53,381
MTS Systems Corp.	3,311	187,734
Nanometrics, Inc. (1)	4,094	102,596
National Instruments Corp.	35,174	1,084,063
NCR Corp. (1)	4,074	165,241
NeoPhotonics Corp. (1)	972	10,507
NETGEAR, Inc. (1)	4,767	259,086
NetScout Systems, Inc. (1)	71,098	2,239,587
New Relic, Inc. (1)	4,905	138,566
NIC, Inc.	14,035	335,436
Nice Ltd – ADR	80,789	5,555,052
Nimble Storage, Inc. (1)	14,204	112,496
Novanta, Inc. (1)	2,011	42,231
Nuance Communications, Inc. (1)	5,580	83,142
Numerex Corp. (1)	526	3,892
Nutanix, Inc. (1)	386	10,252
NVE Corp.	616	44,001
NVIDIA Corp.	16,775	1,790,564
Oclaro, Inc. (1)	20,994	187,896
ON Semiconductor Corp. (1)	1,259	16,065
Palo Alto Networks, Inc. (1)	140,785	17,605,164
Pandora Media, Inc. (1)	6,192	80,744
Park City Group, Inc. (1)	2,504	31,801
Paychex, Inc.	10,620	646,546
Paycom Software, Inc. (1)	126,077	5,735,243
PDF Solutions, Inc. (1)	5,525	124,589
Pegasystems, Inc.	7,893	284,148
Perficient, Inc. (1)	5,686	99,448
PFSweb, Inc. (1)	2,922	24,837
Planet Payment, Inc. (1)	10,213	41,669
Plantronics, Inc.	38,883	2,129,233
Power Integrations, Inc.	86,173	5,846,838
Progress Software Corp.	1,635	52,206
Proofpoint, Inc. (1)	46,711	3,300,132
PROS Holdings, Inc. (1)	5,599	120,490
PTC, Inc. (1)	140,172	6,485,758
Pure Storage, Inc. (1)	15,035	170,046
Q2 Holdings, Inc. (1)	36,189	1,044,053
Qorvo, Inc. (1)	433	22,832
Qualys, Inc. (1)	149,322	4,726,041

	Shares	Value
Quotient Technology, Inc. (1)	14,205	152,704
Radisys Corp. (1)	6,433	28,498
Rambus, Inc. (1)	6,004	82,675
Rapid7, Inc. (1)	4,370	53,183
RealPage, Inc. (1)	11,962	358,860
Red Hat, Inc. (1)	208,816	14,554,475
Reis, Inc.	1,264	28,124
Rogers Corp. (1)	1,406	107,995
Rosetta Stone, Inc. (1)	2,859	25,474
Rubicon Project, Inc. (1)	2,877	21,347
Sabre Corp.	6,829	170,384
Sapiens International Corp.	5,356	76,805
Science Applications International Corp.	9,302	788,810
SecureWorks Corp. (1)	314	3,325
Semtech Corp. (1)	69,162	2,182,061
ServiceNow, Inc. (1)	5,205	386,940
ServiceSource International, Inc. (1)	8,641	49,081
Shopify, Inc. (1)	29,230	1,253,090
ShoreTel, Inc. (1)	4,212	30,116
Shutterstock, Inc. (1)	4,285	203,623
Silicom Ltd	284	11,670
Silicon Laboratories, Inc. (1)	9,048	588,120
Silver Spring Networks, Inc. (1)	8,049	107,132
Skyworks Solutions, Inc.	5,743	428,772
Sonus Networks, Inc. (1)	1,199	7,554
Splunk, Inc. (1)	313,162	16,018,236
SPS Commerce, Inc. (1)	55,265	3,862,471
Square, Inc. (1)	1,794	24,452
SS&C Technologies Holdings, Inc.	5,116	146,318
Stamps.com, Inc. (1)	12,725	1,458,921
Stratasys Ltd (1)	5,211	86,190
Super Micro Computer, Inc. (1)	1,926	54,024
Symantec Corp.	2,896	69,185
Synaptics, Inc. (1)	7,754	415,459
Synchronoss Technologies, Inc. (1)	9,101	348,568
Synopsys, Inc. (1)	87,489	5,149,603
Syntel, Inc.	7,155	141,597
Tableau Software, Inc. (1)	196,067	8,264,224
Take-Two Interactive Software, Inc. (1)	42,017	2,071,018
TechTarget, Inc. (1)	1,223	10,432
TeleTech Holdings, Inc.	3,753	114,467
Teradata Corp. (1)	4,314	117,211
Tessera Holding Corp.	7,139	315,544
The Western Union Co.	16,141	350,583
TiVo Corp. (1)	8,029	167,806
Total System Services, Inc.	5,450	267,214
Trimble, Inc. (1)	6,542	197,241
TrueCar, Inc. (1)	12,061	150,763
Twilio, Inc. (1)	504	14,540
Twitter, Inc. (1)	18,370	299,431
Tyler Technologies, Inc. (1)	11,467	1,637,144
Ubiquiti Networks, Inc. (1)	5,722	330,732
Ultimate Software Group, Inc. (1)	13,157	2,399,179

	Shares	Value
Ultratech, Inc. (1)	332	7,961
Unisys Corp. (1)	7,411	110,794
Universal Display Corp. (1)	9,124	513,681
USA Technologies, Inc. (1)	6,213	26,716
Vantiv, Inc. (1)	5,115	304,956
Varonis Systems, Inc. (1)	2,327	62,364
VASCO Data Security International, Inc. (1)	5,785	78,965
VeriFone Systems, Inc. (1)	3,681	65,264
VeriSign, Inc. (1)	3,114	236,882
ViaSat, Inc. (1)	9,946	658,624
VirnetX Holding Corp. (1)	11,207	24,655
Virtusa Corp. (1)	6,231	156,523
Web.com Group, Inc. (1)	9,445	199,762
WebMD Health Corp. (1)	8,263	409,597
WEX, Inc. (1)	142,410	15,892,956
Workday, Inc. (1)	257,406	17,011,963
Workiva, Inc. (1)	4,752	64,865
Xactly Corp. (1)	4,922	54,142
Xilinx, Inc.	2,660	160,584
XO Group, Inc. (1)	5,645	109,795
Yelp, Inc. (1)	1,762	67,185
Zebra Technologies Corp. (1)	1,381	118,435
Zendesk, Inc. (1)	17,869	378,823
Zillow Group, Inc. – Class A (1)	1,180	43,011
Zillow Group, Inc. – Class C (1)	2,336	85,194
Zix Corp. (1)	12,663	62,555

		408,435,915

Materials – 3.59%
AEP Industries, Inc.	903	104,838
AptarGroup, Inc.	131,520	9,660,144
Avery Dennison Corp.	2,765	194,158
Axalta Coating Systems Ltd (1)	5,368	146,010
Balchem Corp.	70,438	5,911,157
Ball Corp.	5,605	420,767
Bemis, Inc.	476	22,762
Berry Plastics Group, Inc. (1)	352,748	17,189,410
Boise Cascade Co. (1)	7,510	168,975
Celanese Corp.	453	35,669
Century Aluminum Co. (1)	592	5,067
Chase Corp.	1,558	130,171
Chemours Co.	33,553	741,186
Chemtura Corp. (1)	7,213	239,472
Clearwater Paper Corp. (1)	3,731	244,567
Codexis, Inc. (1)	6,116	28,134
Coeur Mining, Inc. (1)	29,181	265,255
Crown Holdings, Inc. (1)	4,421	232,412
Deltic Timber Corp.	2,394	184,506
Eagle Materials, Inc.	1,545	152,229
Ferro Corp. (1)	18,272	261,838
Flotek Industries, Inc. (1)	11,769	110,511
FMC Corp.	3,536	199,996
Forterra, Inc. (1)	59,024	1,278,460
Freeport-McMoRan, Inc. (1)	9,444	124,566

	Shares	Value
GCP Applied Technologies, Inc. (1)	13,242	354,223
Gold Resource Corp.	8,976	39,046
Graphic Packaging Holding Co.	254,822	3,180,179
Hawkins, Inc.	384	20,717
HB Fuller Co.	11,052	533,922
Headwaters, Inc. (1)	15,984	375,944
Ingevity Corp. (1)	7,550	414,193
Innophos Holdings, Inc.	3,796	198,379
Innospec, Inc.	45,153	3,092,980
International Flavors & Fragrances, Inc.	2,615	308,125
Kaiser Aluminum Corp.	1,424	110,631
KapStone Paper and Packaging Corp.	1,094	24,123
KMG Chemicals, Inc.	922	35,857
Koppers Holdings, Inc. (1)	3,646	146,934
Louisiana-Pacific Corp. (1)	29,592	560,177
Martin Marietta Materials, Inc.	61,687	13,665,521
Minerals Technologies, Inc.	4,081	315,257
Multi Packaging Solutions International Ltd (1)	4,764	67,935
Myers Industries, Inc.	5,245	75,003
Neenah Paper, Inc.	3,626	308,935
NewMarket Corp.	223	94,516
OMNOVA Solutions, Inc. (1)	6,192	61,920
Owens-Illinois, Inc. (1)	5,256	91,507
Packaging Corporation of America	3,063	259,804
PolyOne Corp.	18,500	592,740
Quaker Chemical Corp.	13,456	1,721,561
Rayonier Advanced Materials, Inc.	5,567	86,066
Real Industry, Inc. (1)	6,241	38,070
Royal Gold, Inc.	129	8,172
RPM International, Inc.	4,272	229,962
Schweitzer-Mauduit International, Inc.	1,364	62,103
Scotts Miracle-Gro Co.	1,376	131,477
Sealed Air Corp.	6,450	292,443
Sensient Technologies Corp.	9,813	771,106
Silgan Holdings, Inc.	1,302	66,636
Southern Copper Corp.	1,245	39,765
Steel Dynamics, Inc.	1,191	42,376
Stepan Co.	379	30,881
Summit Materials, Inc. (1)	16,893	401,892
The Valspar Corp.	2,595	268,868
Trecora Resources (1)	3,872	53,627
Trinseo S.A.	6,024	357,223
United States Lime & Minerals, Inc.	95	7,196
US Concrete, Inc. (1)	3,169	207,569
Valhi, Inc.	1,963	6,792
Vulcan Materials Co.	4,068	509,110
W.R. Grace & Co.	1,274	86,173
Worthington Industries, Inc.	9,861	467,806

		68,867,702

Real Estate – 2.15%
Acadia Realty Trust	3,953	129,184
Alexander & Baldwin, Inc.	5,507	247,099
Alexander’s, Inc.	464	198,068

	Shares	Value
Alexandria Real Estate Equities, Inc.	267	29,672
Altisource Portfolio Solutions S.A. (1)	2,654	70,570
American Assets Trust, Inc.	3,202	137,942
Armada Hoffler Properties, Inc.	7,198	104,875
AV Homes, Inc. (1)	669	10,570
Boston Properties, Inc.	846	106,410
Care Capital Properties, Inc.	251	6,275
CareTrust REIT, Inc.	14,516	222,385
CBRE Group, Inc. (1)	9,870	310,806
Chesapeake Lodging Trust	3,874	100,182
City Office REIT, Inc.	3,953	52,061
Consolidated-Tomoka Land Co.	942	50,322
CoreSite Realty Corp.	43,234	3,431,483
Corporate Office Properties Trust	96,241	3,004,644
CubeSmart	3,914	104,778
CyrusOne, Inc.	2,016	90,176
Digital Realty Trust, Inc.	3,682	361,793
DuPont Fabros Technology, Inc.	16,583	728,491
EastGroup Properties, Inc.	6,339	468,072
Education Realty Trust, Inc.	2,249	95,133
Empire State Realty Trust, Inc.	2,422	48,900
Equinix, Inc.	2,280	814,895
Equity Lifestyle Properties, Inc.	2,521	181,764
Essex Property Trust, Inc.	897	208,553
Extra Space Storage, Inc.	3,959	305,793
Federal Realty Investment Trust	2,331	331,258
FelCor Lodging Trust, Inc.	26,477	212,081
First Industrial Realty Trust, Inc.	5,869	164,625
Forestar Group, Inc. (1)	557	7,408
Four Corners Property Trust, Inc.	5,254	107,812
Gaming and Leisure Properties, Inc.	6,263	191,773
Global Medical REIT, Inc.	1,504	13,416
Gramercy Property Trust, Inc.	14,604	134,065
Healthcare Trust of America, Inc.	3,232	94,084
Hersha Hospitality Trust	1,018	21,887
HFF, Inc.	107,025	3,237,506
Hudson Pacific Properties, Inc.	88,930	3,092,985
Iron Mountain, Inc.	8,572	278,419
iStar, Inc. (1)	15,647	193,553
Jones Lang LaSalle, Inc.	92,504	9,346,604
Kennedy-Wilson Holdings, Inc.	9,097	186,489
Lamar Advertising Co.	2,705	181,884
Life Storage, Inc.	980	83,555
LTC Properties, Inc.	7,349	345,256
Marcus & Millichap, Inc. (1)	3,282	87,695
MedEquities Realty Trust, Inc. (1)	2,236	24,820
Medical Properties Trust, Inc.	22,451	276,147
Monmouth Real Estate Investment Corp.	2,840	43,282
National Health Investors, Inc.	8,320	617,094
National Storage Affiliates Trust Co.	1,259	27,786
Omega Healthcare Investors, Inc.	2,255	70,491
Outfront Media, Inc.	679	16,887
Pennsylvania Real Estate Investment Trust	4,613	87,462

	Shares	Value
Physicians Realty Trust	15,515	294,164
Potlatch Corp.	9,025	375,891
PS Business Parks, Inc.	4,418	514,785
QTS Realty Trust, Inc.	10,491	520,878
Regency Centers Corp.	590	40,681
Retail Opportunity Investments Corp.	140,896	2,977,132
Rexford Industrial Realty, Inc.	6,047	140,230
RMR Group, Inc.	1,603	63,319
Ryman Hospitality Properties, Inc.	9,701	611,260
Sabra Health Care REIT, Inc.	2,528	61,734
Saul Centers, Inc.	2,009	133,819
Senior Housing Properties Trust	840	15,901
STAG Industrial, Inc.	17,070	407,461
Tanger Factory Outlet Centers, Inc.	2,739	98,001
Taubman Centers, Inc.	970	71,712
Terreno Realty Corp.	89,265	2,543,160
The GEO Group, Inc.	3,678	132,151
Trinity Place Holdings, Inc. (1)	572	5,302
UMH Properties, Inc.	2,243	33,757
Universal Health Realty Income Trust	591	38,764
Urban Edge Properties	20,097	552,868
Urstadt Biddle Properties, Inc.	5,106	123,106
Ventas, Inc.	3,496	218,570
Washington Prime Group, Inc.	8,979	93,471
Washington Real Estate Investment Trust	5,909	193,165

		41,358,502

Telecommunication Services – 0.94%
Boingo Wireless, Inc. (1)	4,294	52,344
Cogent Communications Holdings, Inc.	9,141	377,980
Consolidated Communications Holdings, Inc.	7,578	203,469
FairPoint Communications, Inc. (1)	3,771	70,518
General Communication, Inc. (1)	6,321	122,943
Globalstar, Inc. (1)	52,631	83,157
IDT Corp.	2,399	44,478
Inteliquent, Inc.	7,193	164,864
Iridium Communications, Inc. (1)	185,267	1,778,563
Lumos Networks Corp. (1)	387	6,045
ORBCOMM, Inc. (1)	12,918	106,832
RingCentral, Inc. (1)	12,825	264,195
SBA Communications Corp. (1)	137,466	14,194,739
Shenandoah Telecommunications Co.	10,291	280,944
Straight Path Communications, Inc. (1)	2,174	73,720
Vonage Holdings Corp. (1)	4,575	31,339
Windstream Holdings, Inc.	2,234	16,375
Zayo Group Holdings, Inc. (1)	5,375	176,623

		18,049,128

Utilities – 0.23%
American States Water Co.	5,351	243,792
Black Hills Corp.	46,428	2,847,893
California Water Service Group	6,258	212,146
Chesapeake Utilities Corp.	457	30,596
Connecticut Water Services, Inc.	572	31,946
Global Water Resources, Inc.	1,593	14,496

	Shares	Value
MGE Energy, Inc.	3,564	232,729
Middlesex Water Co.	2,974	127,704
New Jersey Resources Corp.	1,603	56,906
Ormat Technologies, Inc.	3,900	209,118
Pattern Energy Group, Inc.	11,746	223,057
Southwest Gas Corp.	1,074	82,290
Spark Energy, Inc.	1,156	35,027
WGL Holdings, Inc.	604	46,073
York Water Co.	2,523	96,379

		4,490,152

Total Common Stocks (Cost $1,711,740,562)		$1,843,717,238

RIGHTS – 0.00% (2)
Healthcare – 0.00% (2)
Dyax Corp. (1)(4)	15,849	$57,056

TOTAL RIGHTS (Cost $35,670)		$57,056

SHORT-TERM INVESTMENTS – 4.10%
Money Market Funds – 4.10%
Goldman Sachs Financial Square Government Fund – Class I, 0.45% (3)	39,315,281	$39,315,281
JPMorgan U.S. Government Money Market Fund – Class I, 0.44% (3)	39,385,582	39,385,582

Total Short-Term Investments (Cost $78,700,863)		$78,700,863

TOTAL INVESTMENTS IN SECURITIES – 100.06%
(Cost $1,790,477,095)		$1,922,475,157
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.06)%		(1,094,050)

TOTAL NET ASSETS – 100.00%		$1,921,381,107

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt

(1)	Non-income producing security.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of this security totals $57,056, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.89%
Consumer Discretionary – 10.28%
1-800-Flowers.com, Inc. (1)	3,079	$32,945
Aaron’s, Inc.	43,397	1,388,270
Abercrombie & Fitch Co.	11,174	134,088
Acushnet Holdings Corp. (1)	1,599	31,516
Adient Plc (1)	13,677	801,472
Advance Auto Parts, Inc.	20,706	3,501,799
AMC Entertainment Holdings, Inc.	3,791	127,571
American Eagle Outfitters, Inc.	63,555	964,129
American Public Education, Inc. (1)	2,469	60,614
America’s Car-Mart, Inc. (1)	1,255	54,906
Apollo Education Group, Inc. (1)	14,043	139,026
Aramark	256,448	9,160,323
Arctic Cat, Inc. (1)	1,285	19,301
Ascena Retail Group, Inc. (1)	19,007	117,653
Ascent Capital Group, Inc. (1)	1,677	27,268
At Home Group, Inc. (1)	808	11,821
AutoNation, Inc. (1)	834	40,574
Barnes & Noble Education, Inc. (1)	6,490	74,440
Barnes & Noble, Inc.	10,352	115,425
Bassett Furniture Industries, Inc.	781	23,742
Beazer Homes USA, Inc. (1)	5,420	72,086
Bed Bath & Beyond, Inc.	2,889	117,409
Belmond Ltd (1)	13,922	185,859
Best Buy, Inc.	85,986	3,669,023
Big 5 Sporting Goods Corp.	2,930	50,835
Biglari Holdings, Inc. (1)	149	70,507
Boot Barn Holdings, Inc. (1)	2,109	26,405
Borgwarner, Inc.	118,051	4,655,931

	Shares	Value
Bridgepoint Education, Inc. (1)	2,908	29,458
Brunswick Corp.	321,945	17,558,880
Buckle, Inc.	3,020	68,856
Build-A-Bear Workshop, Inc. (1)	2,088	28,710
Burlington Stores, Inc. (1)	657	55,681
Cabela’s, Inc. (1)	953	55,798
Caesars Acquisition Co. (1)	7,929	107,041
Caesars Entertainment Corp. (1)	9,716	82,586
CalAtlantic Group, Inc.	44,305	1,506,813
Caleres, Inc.	6,988	229,346
Callaway Golf Co.	9,712	106,444
Cambium Learning Group, Inc. (1)	2,012	10,040
Capella Education Company	101	8,868
Career Education Corp. (1)	11,033	111,323
Carriage Services, Inc.	223	6,387
Carrols Restaurant Group, Inc. (1)	825	12,581
Cato Corp.	3,298	99,204
CBS Corp.	63,500	4,039,870
Century Casinos, Inc. (1)	2,483	20,435
Century Communities, Inc. (1)	2,308	48,468
Chegg, Inc. (1)	7,361	54,324
Chicos FAS, Inc.	2,095	30,147
Choice Hotels International, Inc.	221	12,387
Citi Trends, Inc.	2,327	43,841
Clear Channel Outdoor Holdings, Inc.	272	1,374
Coach, Inc.	4,906	171,808
Columbia Sportswear Co.	115,270	6,720,241
Conn’s, Inc. (1)	3,552	44,933
Container Store Group, Inc. (1)	1,875	11,906
Cooper Tire & Rubber Co.	8,930	346,930
Cooper-Standard Holdings, Inc. (1)	18,082	1,869,317
Cracker Barrel Old Country Store, Inc.	169	28,220
CSS Industries, Inc.	1,441	39,008
CST Brands, Inc.	1,616	77,810
D. R. Horton, Inc.	3,296	90,080
Daily Journal Corp. (1)	57	13,783
Dana, Inc.	111,495	2,116,175

	Shares	Value
Darden Restaurants, Inc.	31,200	2,268,864
Deckers Outdoor Corp. (1)	4,939	273,571
Del Frisco’s Restaurant Group, Inc. (1)	3,491	59,347
Del Taco Restaurants, Inc. (1)	3,834	54,136
Delta Apparel, Inc. (1)	1,074	22,264
Denny’s Corp. (1)	3,336	42,801
Destination XL Group, Inc. (1)	1,614	6,859
DeVry Education Group, Inc.	10,228	319,114
Dick’s Sporting Goods, Inc.	402	21,346
Dillard’s, Inc.	401	25,139
DineEquity, Inc.	1,251	96,327
Discovery Communications, Inc. – Class A (1)	318	8,716
Discovery Communications, Inc. – Class C (1)	272	7,284
DSW, Inc.	11,003	249,218
E.W. Scripps Co. (1)	227,665	4,400,764
El Pollo Loco Holdings, Inc. (1)	3,228	39,704
Eldorado Resorts, Inc. (1)	740	12,543
Empire Resorts, Inc. (1)	549	12,494
Entercom Communications Corp.	4,273	65,377
Eros International Plc (1)	4,911	64,089
Escalade, Inc.	1,486	19,615
Expedia, Inc.	32,333	3,662,682
Express, Inc. (1)	12,231	131,606
Extended Stay America, Inc.	1,257	20,301
Federal Mogul Holdings Corp. (1)	5,315	54,798
Fiesta Restaurant Group, Inc. (1)	732	21,850
Finish Line, Inc.	212,094	3,989,488
Flexsteel Industries, Inc.	1,031	63,582
Fogo De Chao, Inc. (1)	767	11,006
Foot Locker, Inc.	18,790	1,332,023
Fossil Group, Inc. (1)	6,828	176,572
Fox Factory Holding Corp. (1)	239,100	6,635,025
Fred’s, Inc.	5,226	96,995
FTD Cos, Inc. (1)	2,894	68,993
Gaia, Inc. (1)	565	4,887
GameStop Corp.	2,231	56,355
Gannett Co., Inc.	19,303	187,432

	Shares	Value
Gap, Inc.	4,506	101,115
Garmin Ltd	2,411	116,909
Genesco, Inc. (1)	2,972	184,561
Gentex Corp.	2,207	43,456
Genuine Parts Co.	186	17,770
G-III Apparel Group Ltd (1)	1,406	41,561
Global Eagle Entertainment, Inc. (1)	7,202	46,525
Golden Entertainment, Inc.	1,692	20,490
Goodyear Tire & Rubber Co.	118,995	3,673,376
GoPro, Inc. (1)	16,605	144,630
Graham Holdings Co.	94	48,123
Grand Canyon Education, Inc. (1)	168,000	9,819,600
Gray Television, Inc. (1)	4,128	44,789
Green Brick Partners, Inc. (1)	3,693	37,115
Group 1 Automotive, Inc.	2,633	205,216
Guess, Inc.	9,975	120,697
H&R Block, Inc.	4,509	103,662
Harley-Davidson, Inc.	31,700	1,849,378
Harman International Industries, Inc.	21,723	2,414,729
Hasbro, Inc.	43,506	3,384,332
Haverty Furniture, Inc.	2,990	70,863
Hemisphere Media Group, Inc. (1)	258	2,890
Hibbett Sports, Inc. (1)	759	28,311
Hilton Worldwide Holdings, Inc.	1,376	37,427
Hooker Furniture Corp.	1,694	64,287
Houghton Mifflin Harcourt Co. (1)	6,821	74,008
Hovnanian Enterprises, Inc. (1)	20,405	55,706
Hyatt Hotels Corp. (1)	666	36,803
Iconix Brand Group, Inc. (1)	7,025	65,613
ILG, Inc	16,753	304,402
International Game Technology Plc	2,024	51,652
International Speedway Corp.	4,192	154,266
Interpublic Group of Companies, Inc.	195,692	4,581,150
Intrawest Resorts Holdings, Inc. (1)	2,604	46,481
J. Alexander’s Holdings, Inc. (1)	2,033	21,855
J.C. Penney Co., Inc. (1)	6,713	55,785
Jack in the Box, Inc.	57,845	6,457,816

	Shares	Value
JAKKS Pacific, Inc. (1)	2,807	14,456
John Wiley & Sons, Inc.	973	53,029
Johnson Outdoors, Inc.	797	31,633
K12, Inc. (1)	5,621	96,456
KB Home	104,247	1,648,145
Kirkland’s, Inc. (1)	1,235	19,155
Kohl’s Corp.	53,196	2,626,818
Kona Grill, Inc. (1)	535	6,714
L Brands, Inc.	4,314	284,034
La Quinta Holdings, Inc. (1)	11,516	163,642
Lands End, Inc. (1)	2,512	38,057
La-Z-Boy, Inc.	236,866	7,354,689
Lear Corp.	15,460	2,046,440
Lennar Corp. – Class A	1,946	83,542
LGI Homes, Inc. (1)	208	5,976
Libbey, Inc.	3,415	66,456
Liberty Braves Group (1)	1,281	26,248
Liberty Braves Group (1)	4,819	99,223
Liberty Broadband Corp. – Class A (1)	581	42,099
Liberty Broadband Corp. – Class C (1)	2,196	162,658
Liberty Expedia Holdings, Inc. (1)	897	35,584
Liberty Interactive Corp. (1)	4,216	84,236
Liberty Media Group LLC (1)	6,252	195,875
Liberty Media Group LLC (1)	3,166	99,254
Liberty SiriusXM Group (1)	1,908	65,864
Liberty SiriusXM Group (1)	3,999	135,646
Liberty Tax, Inc.	321	4,301
Liberty Ventures (1)	1,434	52,872
Lifetime Brands, Inc.	1,741	30,903
Lions Gate Entertainment Corp. (1)	335	8,209
Lions Gate Entertainment Corp. (1)	335	8,998
Lithia Motors, Inc.	44,630	4,321,523
Live Nation Entertainment, Inc. (1)	1,208	32,133
Luby’s, Inc. (1)	3,062	13,105
Lumber Liquidators Holdings, Inc. (1)	4,257	67,005
M.D.C. Holdings, Inc.	4,191	107,530
M/I Homes, Inc. (1)	3,170	79,821

	Shares	Value
Macy’s, Inc.	47,107	1,686,902
Marcus Corp.	3,054	96,201
MarineMax, Inc. (1)	1,767	34,191
Marriott International, Inc.	1,727	142,788
Marriott Vacations Worldwide Corp.	3,491	296,211
MDC Partners, Inc.	6,082	39,837
Media General, Inc. (1)	17,774	334,684
Meredith Corp.	6,146	363,536
Meritage Homes Corp. (1)	5,874	204,415
Metaldyne Performance Group, Inc.	979	22,468
MGM Resorts International (1)	9,379	270,397
Modine Manufacturing Co. (1)	7,724	115,088
Mohawk Industries, Inc. (1)	45,901	9,165,512
Monarch Casino & Resort, Inc. (1)	1,874	48,312
Motorcar Parts of America, Inc. (1)	200	5,384
Movado Group, Inc.	2,558	73,542
MSG Networks, Inc. (1)	6,591	141,706
Murphy USA, Inc. (1)	28,104	1,727,553
NACCO Industries, Inc.	609	55,145
National CineMedia, Inc.	10,408	153,310
New Home Company, Inc. (1)	1,873	21,933
New Media Investment Group, Inc.	6,435	102,896
New York Times Co.	20,408	271,426
Newell Brands, Inc.	376,942	16,830,460
News Corp. – Class A	8,554	98,029
News Corp. – Class B	2,327	27,459
Noodles & Co. (1)	583	2,390
Norwegian Cruise Line Holdings Ltd (1)	3,098	131,758
Office Depot, Inc.	90,782	410,335
Omnicom Group, Inc.	48,300	4,110,813
Party City Holdings, Inc. (1)	2,561	36,366
Penn National Gaming, Inc. (1)	2,179	30,048
Penske Automotive Group, Inc.	31,110	1,612,742
Perry Ellis International, Inc. (1)	2,084	51,912
Pier 1 Imports, Inc.	11,131	95,059
Pinnacle Entertainment, Inc. (1)	8,441	122,395
Potbelly Corp. (1)	149,660	1,930,614

	Shares	Value
Pulte Group, Inc.	91,623	1,684,031
PVH Corp.	52,318	4,721,176
Ralph Lauren Corp.	1,156	104,410
Reading International, Inc. (1)	1,884	31,274
Red Lion Hotels Corp. (1)	2,648	22,111
Red Robin Gourmet Burgers, Inc. (1)	1,791	101,012
Regal Entertainment Group	1,302	26,821
Regis Corp. (1)	5,957	86,496
Rent-A-Center, Inc.	8,595	96,694
Restoration Hardware Holdings, Inc. (1)	6,382	195,927
Royal Caribbean Cruises Ltd	3,659	300,184
Ruby Tuesday, Inc. (1)	10,012	32,339
Saga Communications, Inc.	577	29,023
Salem Media Group, Inc.	1,625	10,156
Sally Beauty Holdings, Inc. (1)	267,755	7,074,087
Scholastic Corp.	54,744	2,599,793
Scripps Networks Interactive, Inc.	18,500	1,320,345
Sears Holdings Corp. (1)	1,468	13,638
Sears Hometown and Outlet Stores, Inc. (1)	1,821	8,559
Sequential Brands Group, Inc. (1)	6,680	31,262
ServiceMaster Global Holdings, Inc. (1)	177,025	6,668,532
Shoe Carnival, Inc.	2,303	62,135
Signet Jewelers Ltd	59,996	5,655,223
Sonic Automotive, Inc.	4,659	106,691
Sotheby’s (1)	3,480	138,713
Spartan Motors, Inc.	5,389	49,848
Speedway Motorsports, Inc.	1,813	39,288
Sportsman’s Warehouse Holdings, Inc. (1)	344	3,230
Stage Stores, Inc.	3,988	17,428
Standard Motor Products, Inc.	1,401	74,561
Staples, Inc.	13,994	126,646
Strattec Security Corp.	519	20,916
Strayer Education, Inc. (1)	946	76,276
Sturm, Ruger & Company, Inc.	14,900	785,230
Superior Industries International, Inc.	4,036	106,349
Systemax, Inc.	1,936	16,979
Tailored Brands, Inc.	125,799	3,214,164

	Shares	Value
TEGNA, Inc.	4,721	100,982
Tenneco, Inc. (1)	73,656	4,601,290
The Madison Square Garden Co. (1)	380	65,174
The Michaels Companies, Inc. (1)	458	9,366
Thor Industries, Inc.	16,900	1,690,845
Tiffany & Co.	2,370	183,509
Tilly’s, Inc. (1)	1,756	23,162
Time, Inc.	16,754	299,059
Toll Brothers, Inc. (1)	1,791	55,521
TopBuild Corp. (1)	5,461	194,412
Tower International, Inc.	3,437	97,439
Townsquare Media, Inc. (1)	1,617	16,833
Travelport Worldwide Ltd	5,128	72,305
TRI Pointe Group, Inc. (1)	23,121	265,429
Tribune Media Co.	69,055	2,415,544
tronc, Inc.	1,712	23,745
Tuesday Morning Corp. (1)	6,986	37,724
UCP, Inc. (1)	1,396	16,822
Unifi, Inc. (1)	2,575	84,022
Urban Outfitters, Inc. (1)	411	11,705
Vera Bradley, Inc. (1)	939	11,005
Viacom, Inc. – Class B	937	32,889
Vince Holding Corp. (1)	2,979	12,065
Vista Outdoor, Inc. (1)	1,106	40,811
Vitamin Shoppe, Inc. (1)	3,747	88,991
WCI Communities, Inc. (1)	3,619	84,866
Weight Watchers International, Inc. (1)	318	3,641
Wendy’s Co.	1,901	25,702
West Marine, Inc. (1)	2,967	31,064
Weyco Group, Inc.	878	27,481
Whirlpool Corp.	18,258	3,318,757
William Lyon Homes (1)	4,032	76,729
Wolverine World Wide, Inc.	319,989	7,023,759
Wyndham Worldwide Corp.	27,500	2,100,175
Wynn Resorts Ltd	145	12,544
ZAGG, Inc. (1)	3,805	27,016
Zumiez, Inc. (1)	2,943	64,305

		240,618,908

	Shares	Value
Consumer Staples – 1.79%
AdvancePierre Foods Holdings, Inc.	1,327	39,518
Alico, Inc.	522	14,172
Alliance One International, Inc. (1)	1,305	25,056
Avon Products, Inc. (1)	56,628	285,405
Brown Forman Corp. – Class B	305	13,701
Bunge Ltd	41,395	2,990,375
Cal-Maine Foods, Inc.	1,155	51,022
Casey’s General Stores, Inc.	59,412	7,062,899
Central Garden & Pet Co. (1)	4,806	148,505
Central Garden & Pet Co. (1)	1,401	46,359
Clorox Co.	414	49,688
Coca-Cola European Partners Plc	93,720	2,942,808
Conagra Brands, Inc.	2,010	79,495
Constellation Brands, Inc.	8,541	1,309,421
Coty, Inc.	9,395	172,022
Craft Brew Alliance, Inc. (1)	1,357	22,933
Darling Ingredients, Inc. (1)	19,527	252,094
Dean Foods Co.	79,055	1,721,818
Edgewell Personal Care Co. (1)	1,281	93,500
elf Beauty, Inc. (1)	941	27,232
Energizer Holdings, Inc.	908	40,506
Flowers Foods, Inc.	253,994	5,072,260
Fresh Del Monte Produce, Inc.	4,963	300,907
Hormel Foods Corp.	746	25,968
Ingles Markets, Inc.	2,287	110,005
Ingredion, Inc.	458	57,232
Inter Parfums, Inc.	1,563	51,188
J & J Snack Foods Corp.	39,170	5,226,453
John B. Sanfilippo & Son, Inc.	975	68,630
Kellogg Co.	418	30,811
Kroger Co.	47,500	1,639,225
Lamb Weston Holdings, Inc. (1)	670	25,359
Lancaster Colony Corp.	24,840	3,512,128
Landec Corp. (1)	3,425	47,265
Mead Johnson Nutrition Co.	2,593	183,481

	Shares	Value
Molson Coors Brewing Co.	3,726	362,577
Natural Grocers by Vitamin Cottage, Inc. (1)	1,404	16,694
Nature’s Sunshine Products, Inc.	1,409	21,135
Nu Skin Enterprises, Inc.	855	40,852
Nutraceutical International Corp.	1,383	48,336
Oil-Dri Corp. of America	746	28,505
Omega Protein Corp. (1)	3,392	84,970
Pilgrim’s Pride Corp.	63,416	1,204,270
Pinnacle Foods, Inc.	2,497	133,465
Post Holdings, Inc. (1)	584	46,948
Revlon, Inc. (1)	1,438	41,918
Sanderson Farms, Inc.	18,472	1,740,801
Seaboard Corp. (1)	43	169,936
Seneca Foods Corp. (1)	1,096	43,895
Smart & Final Stores, Inc. (1)	1,164	16,412
Snyder’s-Lance, Inc.	13,075	501,295
SpartanNash Co.	5,998	237,161
SUPERVALU, Inc. (1)	43,937	205,186
Synutra International, Inc. (1)	2,540	13,589
The Andersons, Inc.	4,353	194,579
The Chefs’ Warehouse, Inc. (1)	274	4,329
The Hain Celestial Group, Inc. (1)	548	21,388
The J. M. Smucker Co.	2,516	322,199
TreeHouse Foods, Inc. (1)	824	59,485
Turning Point Brands, Inc. (1)	451	5,525
Tyson Foods, Inc.	3,361	207,306
United Natural Foods, Inc. (1)	36,589	1,746,027
Universal Corp.	3,691	235,301
Vector Group Ltd	8,575	194,995
Village Super Market, Inc.	1,111	34,330
Weis Markets, Inc.	1,552	103,736
Whole Foods Market, Inc.	5,736	176,439

		42,003,025

Energy – 7.05%
Abraxas Petroleum Corp. (1)	11,086	28,491
Adams Resources & Energy, Inc.	299	11,855
Alon USA Energy, Inc.	5,117	58,231

	Shares	Value
Anadarko Petroleum Corp.	46,946	3,273,545
Antero Resources Corp. (1)	3,837	90,745
Archrock, Inc.	11,385	150,282
Ardmore Shipping Corp.	4,716	34,898
Atwood Oceanics, Inc.	10,146	133,217
Baker Hughes, Inc.	88,495	5,749,520
Bill Barrett Corp. (1)	8,219	57,451
Bristow Group, Inc.	5,607	114,831
Cabot Oil & Gas Corp.	2,872	67,090
California Resources Corp. (1)	5,119	108,984
Callon Petroleum Co. (1)	359,470	5,525,054
CARBO Ceramics, Inc. (1)	3,615	37,813
Carrizo Oil & Gas, Inc. (1)	176,620	6,596,757
Cheniere Energy, Inc. (1)	4,293	177,859
Chesapeake Energy Corp. (1)	12,014	84,338
Cimarex Energy Co.	14,692	1,996,643
Clayton Williams Energy, Inc. (1)	966	115,205
Clean Energy Fuels Corp. (1)	14,331	40,987
Cobalt International Energy, Inc. (1)	67,916	82,858
Concho Resources, Inc. (1)	3,039	402,971
CONSOL Energy, Inc.	4,852	88,452
Contango Oil & Gas Company (1)	3,520	32,877
Continental Resources, Inc. (1)	180,040	9,279,262
CVR Energy, Inc.	2,496	63,373
Dawson Geophysical Co. (1)	3,032	24,377
Delek US Holdings, Inc.	10,151	244,335
Denbury Resources, Inc. (1)	57,777	212,619
Devon Energy Corp.	10,322	471,406
DHT Holdings, Inc.	15,620	64,667
Diamond Offshore Drilling, Inc. (1)	1,360	24,072
Diamondback Energy, Inc. (1)	86,400	8,731,584
Dorian LPG Ltd (1)	3,841	31,535
Dril-Quip, Inc. (1)	814	48,881
Earthstone Energy, Inc. (1)	404	5,551
Eclipse Resources Corp. (1)	8,975	23,963
Energen Corp. (1)	168,043	9,691,040
Ensco Plc	6,492	63,102

	Shares	Value
EP Energy Corp. (1)	6,095	39,922
EQT Corp.	91,386	5,976,644
Era Group, Inc. (1)	3,215	54,559
Erin Energy Corp. (1)	3,030	9,241
EXCO Resources, Inc. (1)	22,533	19,687
Exterran Corp. (1)	5,094	121,747
Extraction Oil & Gas, Inc. (1)	689	13,808
Fairmount Santrol Holdings, Inc. (1)	14,776	174,209
FMC Technologies, Inc. (1)	4,875	173,209
Forum Energy Technologies, Inc. (1)	222,345	4,891,590
Franks International	696	8,568
Frontline Ltd/Bermuda	10,824	76,959
GasLog Ltd	6,758	108,804
Gener8 Maritime, Inc. (1)	6,409	28,712
Geospace Technologies Corp. (1)	2,074	42,227
Golar LNG Ltd	15,591	357,658
Green Plains, Inc.	5,952	165,763
Gulfport Energy Corp. (1)	99,526	2,153,743
Helix Energy Solutions Group, Inc. (1)	18,305	161,450
Helmerich & Payne, Inc.	2,105	162,927
Hess Corp.	6,095	379,658
HollyFrontier Corp.	3,514	115,119
Hornbeck Offshore Services, Inc. (1)	5,173	37,349
Independence Contract Drilling, Inc. (1)	4,487	30,063
International Seaways, Inc. (1)	2,485	34,886
Jones Energy, Inc. (1)	9,641	48,205
Kosmos Energy Ltd (1)	3,225	22,607
Laredo Petroleum, Inc. (1)	3,064	43,325
Mammoth Energy Services, Inc. (1)	1,193	18,134
Marathon Oil Corp.	411,518	7,123,377
Marathon Petroleum Corp.	178,498	8,987,374
Matador Resources Co. (1)	223,470	5,756,587
Matrix Service Co. (1)	67,948	1,542,420
McDermott International, Inc. (1)	392,044	2,897,205
Murphy Oil Corp.	89,202	2,776,858
Nabors Industries Ltd	5,924	97,154
National Oilwell Varco, Inc.	8,193	306,746

	Shares	Value
Natural Gas Services Group, Inc. (1)	1,965	63,175
Navios Maritime Acquisition Corp.	14,263	24,247
Newfield Exploration Co. (1)	148,424	6,011,172
Newpark Resources, Inc. (1)	13,546	101,595
Noble Corp. Plc	5,294	31,340
Noble Energy, Inc.	9,174	349,162
Nordic American Tankers Ltd	16,018	134,551
Northern Oil & Gas, Inc. (1)	7,465	20,529
Oasis Petroleum, Inc. (1)	37,966	574,805
Oceaneering International, Inc.	2,131	60,116
Oil States International, Inc. (1)	8,284	323,076
Overseas Shipholding Group, Inc.	6,342	24,290
Pacific Ethanol, Inc. (1)	4,741	45,039
Panhandle Oil and Gas, Inc.	1,165	27,436
Par Petroleum Corp. (1)	3,242	47,139
Parker Drilling Co. (1)	20,000	52,000
Parsley Energy, Inc. (1)	281,654	9,925,487
Patterson-UTI Energy, Inc.	3,123	84,071
PBF Energy, Inc.	2,130	59,384
PDC Energy, Inc. (1)	9,146	663,817
PHI, Inc. (1)	1,795	32,346
Pioneer Energy Services Corp. (1)	12,039	82,467
QEP Resources, Inc. (1)	569,491	10,484,329
Range Resources Corp.	113,810	3,910,512
Renewable Energy Group, Inc. (1)	5,935	57,569
REX American Resources Corp. (1)	911	89,961
Rice Energy, Inc. (1)	76,014	1,622,899
RigNet, Inc. (1)	1,917	44,379
Ring Energy, Inc. (1)	6,788	88,176
Rowan Companies Plc (1)	2,686	50,739
RPC, Inc.	1,272	25,198
RSP Permian, Inc. (1)	167,856	7,489,735
Sanchez Energy Corp. (1)	5,978	53,981
Scorpio Tankers, Inc.	27,127	122,885
SEACOR Holdings, Inc. (1)	2,609	185,970
Seadrill Ltd (1)	62,464	213,002
SemGroup Corp.	10,768	449,564

	Shares	Value
Ship Finance International Ltd	9,692	143,926
SM Energy Co.	2,076	71,580
Smart Sand, Inc. (1)	1,798	29,757
Superior Energy Services, Inc.	3,274	55,265
Synergy Resources Corp. (1)	27,007	240,632
Targa Resources Corp.	3,575	200,450
Teekay Corp.	8,282	66,504
Teekay Tankers Ltd	19,034	43,017
Tesco Corp. (1)	7,498	61,858
Tesoro Corp.	70,734	6,185,688
TETRA Technologies, Inc. (1)	5,136	25,783
The Williams Companies, Inc.	12,467	388,222
Tidewater, Inc. (1)	7,430	25,336
Transocean Ltd (1)	79,476	1,171,476
Unit Corp. (1)	8,293	222,833
Valero Energy Corp.	62,600	4,276,832
W&T Offshore, Inc. (1)	5,205	14,418
Weatherford International Plc (1)	21,165	105,613
Western Refining, Inc.	13,133	497,084
Westmoreland Coal Co. (1)	3,153	55,714
Whiting Petroleum Corp. (1)	4,334	52,095
Willbros Group, Inc. (1)	6,408	20,762
World Fuel Services Corp.	1,499	68,819
WPX Energy, Inc. (1)	579,204	8,439,002

		165,088,024

Financials – 22.94%
1st Source Corp.	2,500	111,650
Access National Corp.	1,316	36,532
ACNB Corp.	1,071	33,469
Affiliated Managers Group, Inc. (1)	145	21,068
AG Mortgage Investment Trust, Inc.	4,492	76,858
AGNC Investment Corp.	7,074	128,252
Alleghany Corp. (1)	17,937	10,907,848
Allegiance Bancshares, Inc. (1)	1,658	59,937
Allied World Assurance Co. Holdings AG	149,273	8,017,453
Allstate Corp.	114,987	8,522,836
Ally Financial, Inc.	9,606	182,706

	Shares	Value
Altisource Residential Corp.	8,648	95,474
Ambac Financial Group, Inc. (1)	4,701	105,772
American Equity Investment Life Holding Co.	13,137	296,108
American Financial Group, Inc.	27,350	2,410,082
American National Bankshares, Inc.	1,439	50,077
American National Insurance Co.	148	18,442
Ameriprise Financial, Inc.	38,261	4,244,675
Ameris Bancorp	1,429	62,304
AMERISAFE, Inc.	817	50,940
Ames National Corp.	1,501	49,533
AmTrust Financial Services, Inc.	1,767	48,380
Annaly Capital Management, Inc.	267,844	2,670,405
Anworth Mortgage Asset Corp.	15,222	78,698
Aon Plc	90,218	10,062,014
Apollo Commercial Real Estate Finance, Inc.	12,224	203,163
Arch Capital Group Ltd (1)	2,429	209,598
Ares Capital Corp.	733,700	12,098,713
Ares Commercial Real Estate Corp.	4,441	60,975
Argo Group International Holdings Ltd	4,780	315,002
Arlington Asset Investment Corp.	925	13,708
ARMOUR Residential REIT, Inc.	6,127	132,895
Arrow Financial Corp.	1,852	75,006
Arthur J. Gallagher & Co.	232,489	12,080,128
Aspen Insurance Holdings Ltd	3,383	186,065
Associated Banc Corp.	3,235	79,904
Associated Capital Group, Inc.	761	24,999
Assurant, Inc.	1,211	112,453
Assured Guaranty Ltd	76,462	2,887,970
Astoria Financial Corp.	15,216	283,778
Atlantic Capital Bancshares, Inc. (1)	2,245	42,655
Atlas Financial Holdings, Inc. (1)	1,018	18,375
Axis Capital Holdings Ltd	1,936	126,363
B. Riley Financial, Inc.	1,360	25,092
Baldwin & Lyons, Inc.	1,531	38,581
Banc of California, Inc.	2,281	39,575
BancFirst Corp.	1,284	119,476
Banco Latinoamericano De Comerico	42,894	1,262,799

	Shares	Value
BancorpSouth, Inc.	432,403	13,426,113
Bank Mutual Corp.	6,573	62,115
Bank of Hawaii Corp.	941	83,457
Bank of Marin Bancorp	1,027	71,633
Bank of NT Butterfield & Son Ltd/The	1,853	58,258
BankFinancial Corp.	2,337	34,634
BankUnited, Inc.	214,340	8,078,475
Bankwell Financial Group, Inc.	738	23,985
Banner Corp.	4,906	273,804
Bar Harbor Bankshares	986	46,667
BB&T Corp.	45,077	2,119,521
Bear State Financial, Inc.	2,803	28,450
Beneficial Bancorp, Inc.	11,640	214,176
Berkshire Hills Bancorp, Inc.	5,532	203,854
Blue Capital Reinsurance Holdings Ltd	1,272	23,468
Blue Hills Bancorp, Inc.	3,573	66,994
BNC Bancorp	5,964	190,252
Bofi Holding, Inc. (1)	630	17,986
BOK Financial Corp.	571	47,416
Boston Private Financial Holdings, Inc.	13,352	220,976
Bridge Bancorp, Inc.	3,090	117,111
Brookline Bancorp, Inc.	11,383	186,681
Brown & Brown, Inc.	2,361	105,914
Bryn Mawr Bank Corp.	2,691	113,426
BSB Bancorp, Inc. (1)	1,397	40,443
C&F Financial Corp.	477	23,778
Calamos Asset Management, Inc.	2,679	22,905
California First National Bancorp	290	4,538
Camden National Corp.	2,484	110,414
Capital Bank Financial Corp.	98,700	3,873,975
Capital City Bank Group, Inc.	1,749	35,820
Capitol Federal Financial, Inc.	20,913	344,228
Capstead Mortgage Corp.	16,136	164,426
Cardinal Financial Corp.	4,836	158,572
Carolina Financial Corp.	1,673	51,512
Cascade Bancorp (1)	5,266	42,760
Cathay General Bancorp	12,076	459,250

	Shares	Value
CenterState Banks, Inc.	7,687	193,482
Central Pacific Financial Corp.	5,067	159,205
Central Valley Community Bancorp	1,268	25,309
Century Bancorp, Inc.	516	30,960
Charles Schwab Corp.	41,791	1,649,491
Charter Financial Corp.	2,202	36,707
Chemical Financial Corp.	185,376	10,041,818
Chemung Financial Corp.	441	16,030
Chimera Investment Corp.	3,894	66,276
Cincinnati Financial Corp.	3,251	246,263
CIT Group, Inc.	30,700	1,310,276
Citizens & Northern Corp.	1,849	48,444
Citizens Financial Group, Inc.	6,770	241,215
Citizens, Inc. (1)	7,897	77,549
City Holding Company	2,454	165,890
Clifton Bancorp, Inc.	3,441	58,222
CNA Financial Corp.	539	22,368
CNB Financial Corporation, Inc.	2,317	61,957
CNO Financial Group, Inc.	29,250	560,137
CoBiz Financial, Inc.	5,516	93,165
Codorus Valley Bancorp, Inc.	1,412	40,372
Colony Capital, Inc.	18,610	376,852
Columbia Banking System, Inc.	9,430	421,332
Comerica, Inc.	3,757	255,889
Commerce Bancshares, Inc.	1,882	108,772
Community Bank System, Inc.	6,980	431,294
Community Trust Bancorp, Inc.	2,432	120,627
ConnectOne Bancorp, Inc.	4,590	119,110
County Bancorp, Inc.	190	5,124
Cowen Group, Inc. (1)	4,030	62,465
CU Bancorp (1)	2,263	81,015
Cullen/Frost Bankers, Inc.	1,150	101,465
Customers Bancorp, Inc. (1)	2,467	88,368
CVB Financial Corp.	373,031	8,553,601
CYS Investments, Inc.	25,581	197,741
Dime Community Bancshares, Inc.	5,273	105,987
Discover Financial Services	258,016	18,600,373

	Shares	Value
Donegal Group, Inc.	1,735	30,328
Donnelley Financial Solutions, Inc. (1)	161	3,700
Dynex Capital, Inc.	7,101	48,429
E*TRADE Financial Corp. (1)	6,036	209,147
Eagle Bancorp, Inc. (1)	1,054	64,241
East West Bancorp, Inc.	155,113	7,884,394
EMC Insurance Group, Inc.	1,452	43,575
Employers Holdings, Inc.	5,126	202,990
Encore Capital Group, Inc. (1)	3,873	110,961
Endurance Specialty Holdings Ltd	1,357	125,387
Enova International, Inc. (1)	4,352	54,618
Enstar Group Ltd (1)	40,266	7,960,588
Enterprise Bancorp, Inc.	1,513	56,828
Enterprise Financial Services Corp.	3,156	135,708
Equity Bancshares, Inc. (1)	799	26,878
Erie Indemnity Co.	172	19,341
ESSA Bancorp, Inc.	1,265	19,886
EverBank Financial Corp.	16,888	328,472
Everest Re Group Ltd	7,388	1,598,763
EZCORP, Inc. (1)	8,236	87,713
F.N.B. Corp.	34,542	553,708
Farmers Capital Bank Corp.	1,191	50,082
Farmers National Banc Corp.	4,110	58,362
FB Financial Corp. (1)	1,009	26,184
FBL Financial Group, Inc.	1,765	137,935
FBR & Co.	1,008	13,104
FCB Financial Holdings, Inc. (1)	165,666	7,902,268
Federal Agricultural Mortgage Corp.	1,487	85,160
Federated National Holding Co.	2,121	39,641
FERROGLOBE REPRESENTATION – GDR (1)(4)	11,189	—
Fidelity & Guaranty Life	2,248	53,278
Fidelity National Financial Ventures Group (1)	10,841	148,522
Fidelity Southern Corp.	3,357	79,460
Fifth Third Bancorp	602,622	16,252,715
Financial Institutions, Inc.	2,383	81,499
First American Financial Corp.	285,825	10,469,770
First Bancorp NC	3,174	86,142

	Shares	Value
First Bancorp PR (1)	19,745	130,514
First Bancorp, Inc.	1,715	56,767
First Busey Corp.	5,077	156,270
First Business Financial Services, Inc.	1,211	28,725
First Citizens Bancshares, Inc.	1,237	439,135
First Commonwealth Financial Corp.	14,715	208,659
First Community Bancshares, Inc.	2,629	79,238
First Community Financial Partners, Inc. (1)	2,061	24,114
First Connecticut Bancorp, Inc.	1,805	40,883
First Defiance Financial Corp.	1,447	73,421
First Financial Bancorp	9,954	283,191
First Financial Bankshares, Inc.	3,926	177,455
First Financial Corp.	1,580	83,424
First Financial Northwest, Inc.	1,324	26,136
First Foundation, Inc. (1)	1,544	44,004
First Hawaiian, Inc.	490	17,062
First Horizon National Corp.	5,011	100,270
First Internet Bancorp	790	25,280
First Interstate BancSystem, Inc.	3,178	135,224
First Merchants Corp.	6,617	249,130
First Mid-Illinois Bancshares, Inc.	1,243	42,262
First Midwest Bancorp, Inc.	13,103	330,589
First NBC Bank Holding Co. (1)	2,476	18,075
First Northwest Bancorp (1)	1,764	27,518
First of Long Island Corp.	3,443	98,283
First Republic Bank	628	57,864
FirstCash, Inc.	3,296	154,912
Flagstar Bancorp, Inc. (1)	3,533	95,179
Flushing Financial Corp.	4,608	135,429
FNF Group	5,681	192,927
Franklin Financial Network, Inc. (1)	1,509	63,152
Fulton Financial Corp.	27,963	525,704
GAIN Capital Holdings, Inc.	5,408	35,585
GAMCO Investors, Inc.	648	20,017
Genworth Financial, Inc. (1)	74,941	285,525
German American Bancorp, Inc.	2,306	121,319
Glacier Bancorp, Inc.	12,380	448,527

	Shares	Value
Global Indemnity Ltd (1)	1,488	56,856
Great Ajax Corp.	2,616	34,714
Great Southern Bancorp, Inc.	1,724	94,217
Great Western Bancorp, Inc.	9,587	417,897
Green Bancorp, Inc. (1)	3,253	49,446
Green Dot Corp. (1)	5,842	137,579
Greene County Bancorp, Inc.	301	6,893
Greenhill & Co, Inc.	1,403	38,863
Greenlight Capital Re Ltd (1)	5,003	114,068
Guaranty Bancorp	2,968	71,826
Hallmark Financial Services, Inc. (1)	2,471	28,738
Hancock Holding Co.	12,637	544,655
Hanmi Financial Corp.	5,191	181,166
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,436	141,210
Hanover Insurance Group, Inc.	904	82,273
HarborOne Bancorp, Inc. (1)	2,284	44,173
Harford Financial Services Group, Inc.	200,409	9,549,489
HCI Group, Inc.	1,582	62,457
Heartland Financial USA, Inc.	3,868	185,664
Heritage Commerce Corp.	3,793	54,733
Heritage Financial Corp.	4,771	122,853
Heritage Insurance Holdings, Inc.	4,703	73,696
Heritage Oaks Bancorp	3,772	46,509
Hilltop Holdings, Inc.	12,299	366,510
Hingham Institution for Savings	128	25,188
Home Bancorp, Inc.	728	28,108
HomeStreet, Inc. (1)	3,889	122,892
HomeTrust Bancshares, Inc. (1)	2,689	69,645
Hope Bancorp, Inc.	20,852	456,450
Horace Mann Educators Corp.	195,396	8,362,949
Horizon Bancorp	3,238	90,664
Huntington Bancshares, Inc.	741,355	9,800,713
IBERIABANK Corp.	130,644	10,941,435
Impac Mortgage Holdings, Inc. (1)	1,716	24,058
Independence Holding Co.	1,583	30,948
Independent Bank Corp.	141,817	9,991,008
Independent Bank Corp. MI	3,424	74,301

	Shares	Value
Independent Bank Group, Inc.	1,792	111,821
Infinity Property & Casualty Corp.	1,814	159,451
Interactive Brokers Group, Inc.	1,217	44,433
International Bancshares Corp.	8,882	362,386
INTL FCStone, Inc. (1)	2,520	99,792
Invesco Ltd	7,446	225,912
Invesco Mortgage Capital, Inc.	18,718	273,283
Investment Technology Group, Inc.	4,254	83,974
Investors Bancorp, Inc.	1,120,631	15,632,802
Investors Title Co.	274	43,341
James River Group Holdings Ltd	2,395	99,512
Janus Capital Group, Inc.	23,650	313,836
KCG Holdings, Inc. (1)	8,685	115,076
Kearny Financial Corp.	14,150	220,033
Kemper Corp.	6,584	291,671
KeyCorp	230,580	4,212,697
Kinsale Capital Group, Inc.	1,003	34,112
Ladder Capital Corp.	6,812	93,461
Ladenburg Thalmann Financial Services, Inc. (1)	15,380	37,527
Lake Sunapee Bank Group	1,187	28,001
Lakeland Bancorp, Inc.	6,402	124,839
Lakeland Financial Corp.	3,941	186,646
Lazard Ltd	2,356	96,808
LCNB Corp.	1,370	31,853
LegacyTexas Financial Group, Inc.	7,298	314,252
Legg Mason, Inc.	36,042	1,078,016
LendingClub Corp. (1)	30,178	158,435
Leucadia National Corp.	7,176	166,842
Lincoln National Corp.	55,998	3,710,987
Loews Corp.	133,975	6,274,049
LPL Financial Holdings, Inc.	1,602	56,406
M&T Bank Corp.	3,245	507,615
Macatawa Bank Corp.	4,228	44,013
Maiden Holdings Ltd	8,328	145,324
MainSource Financial Group, Inc.	3,806	130,926
Manning & Napier, Inc.	2,607	19,683
Markel Corp. (1)	294	265,923

	Shares	Value
Marlin Business Services Corp.	1,316	27,504
Marsh & McLennan Companies, Inc.	88,780	6,000,640
MB Financial, Inc.	12,344	583,007
MBIA, Inc. (1)	21,795	233,207
MBT Financial Corp.	2,906	32,983
Medley Management, Inc.	598	5,920
Mercantile Bank Corp.	2,642	99,603
Merchants Bancshares, Inc.	909	49,268
Mercury General Corp.	241	14,511
Meridian Bancorp, Inc.	6,772	127,991
Meta Financial Group, Inc.	1,351	139,018
MFA Financial, Inc.	8,051	61,429
MGIC Investment Corp. (1)	162,548	1,656,364
Middleburg Financial Corp.	677	23,526
Midland States Bancorp, Inc.	582	21,057
MidWestOne Financial Group, Inc.	1,260	47,376
Moody’s Corp.	19,020	1,793,015
MTGE Investment Corp.	7,654	120,168
MutualFirst Financial, Inc.	885	29,294
Nasdaq OMX Group, Inc.	88,379	5,931,998
National Bankshares, Inc.	1,199	52,097
National Commerce Corp. (1)	1,416	52,604
National General Holdings Corp.	39,335	982,982
National Western Life Group, Inc. – Class A	415	128,982
Nationstar Mortgage Holdings, Inc. (1)	2,865	51,742
Navient Corp.	401,397	6,594,953
Navigators Group, Inc.	75,904	8,937,696
NBT Bancorp, Inc.	6,865	287,506
Nelnet, Inc.	3,394	172,246
New Residential Investment Corp.	767,300	12,061,956
New York Community Bancorp, Inc.	10,232	162,791
New York Mortgage Trust, Inc.	143,710	948,486
NewStar Financial, Inc. (1)	3,942	36,464
Nicolet Bankshares, Inc. (1)	1,246	59,422
NMI Holdings, Inc. (1)	8,264	88,012
Northern Trust Corp.	4,504	401,081
Northfield Bancorp, Inc.	6,001	119,840

	Shares	Value
Northrim BanCorp, Inc.	1,066	33,686
Northwest Bancshares, Inc.	15,666	282,458
OceanFirst Financial Corp.	4,180	125,525
Ocwen Financial Corp. (1)	16,439	88,606
OFG Bancorp	6,961	91,189
Old Line Bancshares, Inc.	1,438	34,483
Old National Bancorp	21,687	393,619
Old Republic International Corp.	5,135	97,565
Old Second Bancorp, Inc.	4,834	53,416
OM Asset Management Plc	2,229	32,321
On Deck Capital, Inc. (1)	8,208	38,003
OneBeacon Insurance Group Ltd	3,559	57,122
OneMain Holdings, Inc. (1)	1,127	24,952
Oppenheimer Holdings, Inc.	1,696	31,546
Opus Bank	1,008	30,290
Orchid Island Capital, Inc.	3,206	34,721
Oritani Financial Corp.	6,290	117,938
Orrstown Financial Services, Inc.	1,252	28,045
Owens Realty Mortgage, Inc.	1,730	32,040
Pacific Continental Corp.	3,449	75,361
Pacific Mercantile Bancorp (1)	2,860	20,878
Pacific Premier Bancorp, Inc. (1)	2,996	105,909
PacWest Bancorp	161,273	8,779,702
Park National Corp.	2,173	260,021
Park Sterling Corp.	322,250	3,477,078
Peapack Gladstone Financial Corp.	2,637	81,431
Penns Woods Bancorp, Inc.	749	37,825
PennyMac Mortgage Investment Trust	11,084	181,445
Peoples Bancorp, Inc.	2,613	84,818
Peoples Financial Services Corp.	1,069	52,060
People’s United Financial, Inc.	6,740	130,486
People’s Utah Bancorp	2,258	60,627
PHH Corp. (1)	8,610	130,528
PICO Holdings, Inc. (1)	3,343	50,646
Pinnacle Financial Partners, Inc.	6,076	421,067
Piper Jaffray Cos. (1)	2,379	172,478
PJT Partners, Inc.	2,858	88,255

	Shares	Value
Popular, Inc.	2,146	94,038
PRA Group, Inc. (1)	7,505	293,446
Preferred Bank Los Angeles	1,937	101,538
Premier Financial Bancorp, Inc.	1,664	33,446
Primerica, Inc.	29,500	2,039,925
Principal Financial Group, Inc.	36,104	2,088,977
PrivateBancorp, Inc.	12,809	694,120
ProAssurance Corp.	1,131	63,562
Prosperity Bancshares, Inc.	10,912	783,263
Provident Bancorp, Inc. (1)	593	10,615
Provident Financial Holdings, Inc.	978	19,775
Provident Financial Services, Inc.	10,063	284,783
Pzena Investment Management, Inc.	831	9,232
QCR Holdings, Inc.	1,952	84,522
Radian Group, Inc.	35,282	634,370
Raymond James Financial, Inc.	125,383	8,685,280
Redwood Trust, Inc.	12,710	193,319
Regional Management Corp. (1)	1,588	41,733
Regions Financial Corp.	407,984	5,858,650
Reinsurance Group of America, Inc.	187,404	23,581,045
RenaissanceRe Holdings Ltd	837	114,016
Renasant Corp.	6,628	279,834
Republic Bancorp, Inc.	1,634	64,608
Republic First Bancorp, Inc. (1)	8,155	68,094
Resource Capital Corp.	5,269	43,891
RLI Corp.	1,194	75,377
S & T Bancorp, Inc.	5,524	215,657
Safeguard Scientifics, Inc. (1)	3,423	46,039
Safety Insurance Group, Inc.	2,339	172,384
Sandy Spring Bancorp, Inc.	3,808	152,282
Santander Consumer USA Holdings, Inc. (1)	2,221	29,984
Seacoast Banking Corp. of Florida (1)	4,868	107,388
SEI Investments Co.	225,202	11,115,971
Selective Insurance Group, Inc.	8,846	380,820
Shore Bancshares, Inc.	1,854	28,274
SI Financial Group, Inc.	1,700	26,180
Sierra Bancorp	1,869	49,697

	Shares	Value
Signature Bank (1)	470	70,594
Simmons First National Corp.	4,765	296,145
SLM Corp. (1)	383,866	4,230,203
South State Corp.	3,844	335,966
Southern First Bancshares, Inc. (1)	950	34,200
Southern Missouri Bancorp, Inc.	1,064	37,644
Southern National Bancorp of Virginia, Inc.	2,019	32,990
Southside Bancshares, Inc.	4,383	165,117
Southwest Bancorp, Inc.	2,990	86,710
Starwood Property Trust, Inc.	85,740	1,881,993
State Auto Financial Corp.	2,681	71,878
State Bank Financial Corp.	5,752	154,499
State National Companies, Inc.	4,713	65,322
State Street Corp.	56,436	4,386,206
Sterling Bancorp	20,708	484,567
Stewart Information Services Corp.	3,764	173,445
Stifel Financial Corp. (1)	10,536	526,273
Stock Yards Bancorp, Inc.	3,433	161,179
Stonegate Bank	1,963	81,916
Suffolk Bancorp	1,828	78,275
Summit Financial Group, Inc.	1,356	37,331
Sun Bancorp, Inc.	1,779	46,254
SunTrust Banks, Inc.	271,062	14,867,751
SVB Financial Group (1)	296	50,811
Synchrony Financial	375,712	13,627,074
Synovus Financial Corp.	2,703	111,039
T. Rowe Price Group, Inc.	1,251	94,150
TCF Financial Corp.	125,963	2,467,615
TD Ameritrade Holding Corp.	245,095	10,686,142
Territorial Bancorp, Inc.	1,236	40,590
Texas Capital Bancshares, Inc. (1)	73,112	5,731,981
TFS Financial Corp.	1,271	24,200
The Bancorp, Inc. (1)	8,277	65,057
The Progressive Corp.	11,345	402,748
Third Point Reinsurance Ltd (1)	10,338	119,404
Tiptree Financial, Inc.	4,168	25,633
Tompkins Financial Corp.	2,351	222,264

	Shares	Value
Torchmark Corp.	64,477	4,755,824
Towne Bank	9,043	300,680
TriCo Bancshares	3,248	111,017
TriState Capital Holdings, Inc. (1)	3,609	79,759
Triumph Bancorp, Inc. (1)	2,567	67,127
TrustCo Bank Corp.	15,037	131,574
Trustmark Corp.	10,975	391,259
Two Harbors Investment Corp.	7,491	65,322
UMB Financial Corp.	7,330	565,290
Umpqua Holdings Corp.	36,059	677,188
Union Bankshares Corp.	7,096	253,611
United Bankshares, Inc.	10,690	494,413
United Community Banks, Inc.	11,496	340,512
United Community Financial Corp.	7,808	69,804
United Financial Bancorp, Inc.	8,413	152,780
United Fire Group, Inc.	3,450	169,637
United Insurance Holdings Corp.	829	12,551
Universal Insurance Holdings, Inc.	64,469	1,830,920
Univest Corp. of Pennsylvania	4,063	125,547
Unum Group	344,748	15,144,780
Validus Holdings Ltd	1,556	85,596
Valley National Bancorp	40,418	470,466
Veritex Holdings, Inc. (1)	862	23,024
Virtu Financial, Inc.	391	6,236
Virtus Investment Partners, Inc.	722	85,232
Voya Financial, Inc.	56,602	2,219,930
W.R. Berkley Corp.	96,198	6,398,129
Waddell & Reed Financial, Inc.	11,837	230,940
Walker & Dunlop, Inc. (1)	4,635	144,612
Walter Investment Management Corp. (1)	3,155	14,986
Washington Federal, Inc.	14,881	511,162
Washington Trust Bancorp, Inc.	2,401	134,576
WashingtonFirst Bankshares, Inc.	1,367	39,632
Waterstone Financial, Inc.	4,213	77,519
Webster Financial Corp.	14,978	813,006
WesBanco, Inc.	6,542	281,699
West Bancorporation, Inc.	2,547	62,911

	Shares	Value
Westamerica Bancorporation	4,102	258,139
Western Alliance Bancorp (1)	882	42,962
Western Asset Mortgage Capital Corp.	6,718	67,650
Western New England Bancorp, Inc.	3,055	28,564
White Mountains Insurance Group Ltd	87	72,736
Wintrust Financial Corp.	8,386	608,572
World Acceptance Corp. (1)	981	63,059
WSFS Financial Corp.	4,707	218,169
Xenith Bankshares, Inc. (1)	1,067	30,087
XL Group Ltd	124,814	4,650,570
Yadkin Financial Corp.	113,502	3,888,579
Zions Bancorp	49,852	2,145,630

		537,034,200

Healthcare – 7.28%
Acadia Healthcare Co., Inc. (1)	1,054	34,887
Accelerate Diagnostics, Inc. (1)	260	5,395
Aceto Corp.	515	11,315
Acorda Therapeutics, Inc. (1)	6,207	116,692
Adamas Pharmaceuticals, Inc. (1)	1,312	22,173
Addus HomeCare Corp. (1)	106,477	3,732,019
Adverum Biotechnologies, Inc. (1)	3,628	10,521
Agenus, Inc. (1)	1,803	7,428
Agilent Technologies, Inc.	5,225	238,051
Akebia Therapeutics, Inc. (1)	3,937	40,984
Akorn, Inc. (1)	53,500	1,167,905
Albany Molecular Research, Inc. (1)	2,397	44,968
Alere, Inc. (1)	1,551	60,442
Allscripts Healthcare Solutions, Inc. (1)	4,115	42,014
Almost Family, Inc. (1)	964	42,512
Alnylam Pharmaceuticals, Inc. (1)	214	8,012
AMAG Pharmaceuticals, Inc. (1)	43,664	1,519,507
American Renal Associates Holdings, Inc. (1)	217	4,618
AMN Healthcare Services, Inc. (1)	134,550	5,173,448
Analogic Corp.	156,179	12,955,048
AngioDynamics, Inc. (1)	4,421	74,582
Anika Therapeutics, Inc. (1)	460	22,522
Aratana Therapeutics, Inc. (1)	492	3,533

	Shares	Value
Ardelyx, Inc. (1)	4,372	62,082
ARIAD Pharmaceuticals, Inc. (1)	1,760	21,894
Array BioPharma, Inc. (1)	24,898	218,853
Arrowhead Pharmaceuticals, Inc. (1)	656	1,017
Atara Biotherapeutics, Inc. (1)	3,687	52,355
AtriCure, Inc. (1)	1,053	20,607
Becton Dickinson and Co.	29,350	4,858,893
Bellicum Pharmaceuticals, Inc. (1)	1,075	14,642
BioCryst Pharmaceuticals, Inc. (1)	2,370	15,002
Bio-Rad Laboratories, Inc. (1)	452	82,391
BioScrip, Inc. (1)	16,122	16,767
Bluebird Bio, Inc. (1)	4,127	254,636
Boston Scientific Corp. (1)	338,282	7,317,040
Brookdale Senior Living, Inc. (1)	144,156	1,790,418
Bruker Corp.	78,792	1,668,815
Capital Senior Living Corp. (1)	290,171	4,657,245
Cara Therapeutics, Inc. (1)	3,185	29,589
Cardinal Health, Inc.	87,514	6,298,383
Catalent, Inc. (1)	322,425	8,692,578
Celldex Therapeutics, Inc. (1)	16,189	57,309
Cellular Biomedicine Group, Inc. (1)	548	7,179
Centene Corp. (1)	91,134	5,149,982
Cerus Corp. (1)	2,216	9,640
Chimerix, Inc. (1)	7,444	34,242
Cidara Therapeutics, Inc. (1)	2,143	22,287
Community Health Systems, Inc. (1)	18,367	102,672
Concert Pharmaceuticals, Inc. (1)	1,474	15,167
CONMED Corp.	4,461	197,042
Corvus Pharmaceuticals, Inc. (1)	419	5,992
Cotiviti Holdings, Inc. (1)	575	19,780
CryoLife, Inc. (1)	1,780	34,087
DaVita, Inc. (1)	66,228	4,251,838
DENTSPLY SIRONA, Inc.	5,006	288,996
Dimension Therapeutics, Inc. (1)	1,112	4,837
Edge Therapeutics, Inc. (1)	1,507	18,838
Egalet Corp. (1)	2,972	22,736
Emergent BioSolutions, Inc. (1)	37,500	1,231,500

	Shares	Value
Enanta Pharmaceuticals, Inc. (1)	2,570	86,095
Endo International Plc (1)	238,117	3,921,787
Endocyte, Inc. (1)	5,760	14,688
Ensign Group, Inc.	48,200	1,070,522
Envision Healthcare Corp. (1)	169,909	10,753,541
Epizyme, Inc. (1)	1,771	21,429
Esperion Therapeutics, Inc. (1)	2,251	28,183
Evolent Health, Inc. (1)	2,602	38,510
Exactech, Inc. (1)	1,647	44,963
Exelixis, Inc. (1)	14,085	210,007
Five Prime Therapeutics, Inc. (1)	3,364	168,570
Flex Pharma, Inc. (1)	357	1,885
Genesis Healthcare, Inc. (1)	2,674	11,365
Haemonetics Corp. (1)	8,331	334,906
Halyard Health, Inc. (1)	7,635	282,342
Healthways, Inc. (1)	5,222	118,801
Hill-Rom Holdings, Inc.	82	4,604
ICON Plc (1)	20,011	1,504,827
ICU Medical, Inc. (1)	63,066	9,292,775
Ignyta, Inc. (1)	1,585	8,401
Immunomedics, Inc. (1)	853	3,131
INC Research Holdings, Inc. (1)	170,380	8,961,988
Innoviva, Inc. (1)	1,384	14,809
Integer Holdings Corp. (1)	5,126	150,961
Invacare Corp.	5,085	66,359
Juno Therapeutics, Inc. (1)	192	3,619
K2M Group Holdings, Inc. (1)	2,903	58,176
Karyopharm Therapeutics, Inc. (1)	3,187	29,958
Kindred Healthcare, Inc.	169,128	1,327,655
Laboratory Corp. of America Holdings (1)	46,667	5,991,109
Lannet, Inc. (1)	39,085	861,824
LHC Group, Inc. (1)	2,278	104,105
LifePoint Health, Inc. (1)	805	45,724
Luminex Corp. (1)	3,827	77,420
Magellan Health, Inc. (1)	1,139	85,710
Mallinckrodt Plc (1)	32,660	1,627,121
Medicines Co. (1)	948	32,175

	Shares	Value
MEDNAX, Inc. (1)	138,905	9,259,407
Medpace Holdings, Inc. (1)	371	13,382
Meridian Bioscience, Inc.	1,402	24,815
Merit Medical Systems, Inc. (1)	4,390	116,335
Merrimack Pharmaceuticals, Inc. (1)	7,557	30,833
Molina Healthcare, Inc. (1)	2,413	130,929
Momenta Pharmaceuticals, Inc. (1)	8,081	121,619
NantKwest, Inc. (1)	2,224	12,721
National HealthCare Corp.	1,822	138,089
National Research Corp.	397	7,543
NewLink Genetics Corp. (1)	815	8,378
Nobilis Health Corp. (1)	8,110	17,031
Omeros Corp. (1)	2,397	23,778
OPKO Health, Inc. (1)	581	5,403
Osiris Therapeutics, Inc. (1)	877	4,306
Otonomy, Inc. (1)	4,026	64,013
OvaScience, Inc. (1)	4,516	6,910
Owens & Minor, Inc.	8,975	316,728
Patheon NV (1)	302	8,670
PDL BioPharma, Inc.	27,845	59,031
PerkinElmer, Inc.	1,861	97,051
Perrigo Co. Plc	22,006	1,831,559
PharMerica Corp. (1)	36,569	919,710
Phibro Animal Health Corp.	205	6,007
Portola Pharmaceuticals, Inc. (1)	644	14,451
Premier, Inc. (1)	258,376	7,844,295
Protagonist Therapeutics, Inc. (1)	240	5,278
PTC Therapeutics, Inc. (1)	5,598	61,074
QIAGEN (1)	4,937	138,335
Quest Diagnostics, Inc.	34,369	3,158,511
Quidel Corp. (1)	294	6,297
Quintiles IMS Holdings, Inc. (1)	75,445	5,737,592
REGENXBIO, Inc. (1)	3,280	60,844
Retrophin, Inc. (1)	5,868	111,081
Rigel Pharmaceuticals, Inc. (1)	3,030	7,211
Rockwell Medical, Inc. (1)	854	5,594
RTI Surgical, Inc. (1)	9,870	32,078

	Shares	Value
Select Medical Holdings Corp. (1)	16,228	215,021
Spectrum Pharmaceuticals, Inc. (1)	8,852	39,214
St. Jude Medical, Inc.	1,838	147,389
Stemline Therapeutics, Inc. (1)	2,372	25,380
Sucampo Pharmaceuticals, Inc. (1)	84,600	1,146,330
Surgery Partners, Inc. (1)	1,297	20,557
Syndax Pharmaceuticals, Inc. (1)	369	2,646
Teleflex, Inc.	772	124,408
Tetraphase Pharmaceuticals, Inc. (1)	5,649	22,765
The Cooper Companies, Inc.	231	40,409
TherapeuticsMD, Inc. (1)	1,426	8,228
TransEnterix, Inc. (1)	9,528	12,386
Triple-S Management Corp. (1)	3,804	78,743
United Therapeutics Corp. (1)	11,491	1,648,154
Universal American Corp. (1)	7,634	75,958
Universal Health Services, Inc.	28,733	3,056,617
Versartis, Inc. (1)	4,811	71,684
Vocera Communications, Inc. (1)	1,216	22,484
Voyager Therapeutics, Inc. (1)	965	12,294
VWR Corp. (1)	362,392	9,070,672
WaVe Life Sciences Ltd (1)	202	5,282
WellCare Health Plans, Inc. (1)	69	9,459
Wright Medical Group NV (1)	16,792	385,880
Zafgen, Inc. (1)	3,566	11,340
Zimmer Holdings, Inc.	32,917	3,397,034
Zogenix, Inc. (1)	4,153	50,459

		170,353,634

Industrials – 15.19%
AAR Corp.	5,402	178,536
ABM Industries, Inc.	8,993	367,274
Acacia Research Corp. (1)	2,169	14,098
ACCO Brands Corp. (1)	17,259	225,230
Actuant Corp.	5,049	131,022
Advanced Disposal Services, Inc. (1)	1,154	25,642
AECOM (1)	3,313	120,461
Aegion Corp. (1)	5,722	135,611
Aerojet Rocketdyne Holdings, Inc. (1)	4,891	87,793

	Shares	Value
AeroVironment, Inc. (1)	2,858	76,680
AGCO Corp.	1,507	87,195
Air Lease Corp.	1,025	35,188
Air Transport Services Group, Inc. (1)	6,685	106,693
Aircastle Ltd	7,876	164,215
Alamo Group, Inc.	1,182	89,950
Alaska Air Group, Inc.	456	40,461
Albany International Corp.	3,928	181,866
Allison Transmission Holdings, Inc.	214,197	7,216,297
Altra Industrial Motion Corp.	180,921	6,675,985
AMERCO	50	18,479
Ameresco, Inc. (1)	3,497	19,233
American Airlines Group, Inc.	55,695	2,600,400
American Railcar Industries, Inc.	1,241	56,205
American Superconductor Corp. (1)	1,793	13,214
AMETEK, Inc.	4,080	198,288
Applied Industrial Technologies, Inc.	3,338	198,277
ARC Document Solutions, Inc. (1)	7,359	37,384
ArcBest Corp.	3,946	109,107
Arconic, Inc.	9,516	176,427
Armstrong Flooring, Inc. (1)	3,648	72,632
Armstrong World Industries, Inc. (1)	193,989	8,108,740
Astec Industries, Inc.	1,685	113,670
Atkore International Group, Inc. (1)	927	22,165
Atlas Air Worldwide Holdings, Inc. (1)	25,006	1,304,063
Avis Budget Group, Inc. (1)	41,500	1,522,220
Babcock & Wilcox Enterprises, Inc. (1)	326,798	5,421,579
Barnes Group, Inc.	8,217	389,650
Blue Bird Corp. (1)	780	12,051
BMC Stock Holdings, Inc. (1)	1,442	28,119
Brady Corp.	1,725	64,774
Briggs & Stratton Corp.	6,972	155,197
Caesarstone Ltd (1)	245,475	7,032,859
CAI International, Inc. (1)	2,586	22,421
Carlisle Companies, Inc.	947	104,445
Casella Waste Systems, Inc. (1)	6,258	77,662
CBIZ, Inc. (1)	8,569	117,395

	Shares	Value
CECO Environmental Corp.	4,957	69,150
Celadon Group, Inc.	4,326	30,931
Chart Industries, Inc. (1)	5,036	181,397
Chicago Bridge & Iron Co.	44,048	1,398,524
CIRCOR International, Inc.	68,072	4,416,511
Clean Harbors, Inc. (1)	1,043	58,043
Cogint, Inc. (1)	2,484	8,570
Colfax Corp. (1)	2,124	76,315
Columbus Mckinnon Corp.	3,213	86,880
CompX International, Inc.	351	5,651
Copa Holdings SA	680	61,764
Costamare, Inc.	4,473	25,049
Covenant Transportation Group, Inc. – Class A (1)	1,839	35,566
CRA International, Inc.	1,407	51,496
Crane Co.	22,762	1,641,595
CSW Industrials, Inc. (1)	101,618	3,744,623
Cubic Corp.	4,167	199,808
Cummins, Inc.	19,728	2,696,226
Curtiss-Wright Corp.	19,494	1,917,430
Deluxe Corp.	26,700	1,911,987
DigitalGlobe, Inc. (1)	10,364	296,929
DMC Global, Inc.	2,334	36,994
Donaldson Co., Inc.	209	8,795
Douglas Dynamics, Inc.	539	18,137
Dover Corp.	3,322	248,917
Ducommun, Inc. (1)	1,738	44,423
Dun & Bradstreet Corp.	458	55,565
DXP Enterprises, Inc. (1)	2,531	87,927
Eaton Corp. Plc	50,179	3,366,509
Echo Global Logistics, Inc. (1)	647	16,207
EMCOR Group, Inc.	127,717	9,037,255
Encore Wire Corp.	119,082	5,162,205
EnerSys, Inc.	5,012	391,437
Engility Holdings, Inc. (1)	2,987	100,662
Ennis, Inc.	4,212	73,078
EnPro Industries, Inc.	89,408	6,022,523
ESCO Technologies, Inc.	129,768	7,351,357

	Shares	Value
Essendant, Inc.	6,246	130,541
Esterline Technologies Corp. (1)	60,735	5,417,562
Exone Co. (1)	1,497	13,982
Expeditors International of Washington, Inc.	1,207	63,923
Federal Signal Corp.	9,739	152,026
Flowserve Corp.	1,111	53,384
Fluor Corp.	79,687	4,185,161
Franklin Covey Co. (1)	342	6,891
Franklin Electric Company, Inc.	391	15,210
FreightCar America, Inc.	1,885	28,143
FTI Consulting, Inc. (1)	6,278	283,012
FuelCell Energy, Inc. (1)	4,388	7,679
G&K Services, Inc.	737	71,084
GATX Corp.	6,713	413,387
Gencor Industries, Inc. (1)	1,147	18,008
General Cable Corp.	689	13,125
Genesee & Wyoming, Inc. (1)	1,219	84,611
Gibraltar Industries, Inc. (1)	1,888	78,635
Global Brass and Copper Holdings, Inc.	30,155	1,034,316
Gorman Rupp Co.	353	10,925
Graham Corp.	1,439	31,874
Granite Construction, Inc.	1,566	86,130
Great Lakes Dredge & Dock Corp. (1)	9,023	37,897
Greenbrier Companies, Inc.	4,446	184,731
Griffon Corp.	899	23,554
Hardinge, Inc.	1,743	19,312
Harsco Corp.	13,337	181,383
HC2 Holdings, Inc. (1)	5,272	31,263
HD Supply Holdings, Inc. (1)	279,970	11,901,525
Heidrick & Struggles International, Inc.	2,919	70,494
Herc Holdings, Inc. (1)	376	15,100
Heritage Crystal Clean, Inc. (1)	973	15,276
Herman Miller, Inc.	47,500	1,624,500
Hertz Global Holdings, Inc. (1)	73,116	1,576,381
Hill International, Inc. (1)	3,371	14,664
Hillenbrand, Inc.	123,370	4,731,239
Hub Group, Inc. (1)	354	15,487

	Shares	Value
Hubbell, Inc.	34,140	3,984,138
Huntington Ingalls Industries, Inc.	31,548	5,810,826
Hurco Companies, Inc.	1,039	34,391
Huron Consulting Group, Inc. (1)	3,149	159,497
Hyster-Yale Materials Handling, Inc.	1,070	68,234
ICF International, Inc. (1)	3,049	168,305
IDEX Corp.	112	10,087
Ingersoll-Rand Plc	99,966	7,501,449
InnerWorkings, Inc. (1)	611	6,018
Interface, Inc.	1,133	21,017
ITT, Inc.	41,056	1,583,530
Jacobs Engineering Group, Inc. (1)	2,613	148,941
JetBlue Airways Corp. (1)	108,297	2,428,019
Johnson Controls International Plc	15,641	644,253
Joy Global, Inc.	16,026	448,728
Kadant, Inc.	1,449	88,679
Kaman Corp.	4,003	195,867
Kansas City Southern	2,335	198,125
KAR Auction Services, Inc.	133,700	5,698,294
KBR, Inc.	102,989	1,718,886
Kelly Services, Inc.	4,814	110,337
Kennametal, Inc.	12,948	404,754
KEYW Holding Corp. (1)	5,952	70,174
Kimball International, Inc.	833	14,627
Kirby Corp. (1)	1,141	75,876
KLX, Inc. (1)	8,604	388,126
Knight Transportation, Inc.	715	23,631
Knoll, Inc.	241,350	6,740,905
Korn/Ferry International	3,902	114,836
Kratos Defense & Security Solutions, Inc. (1)	9,419	69,701
L-3 Communications Holdings, Inc.	1,667	253,567
Lawson Products, Inc. (1)	170	4,046
Layne Christensen Co. (1)	2,969	32,273
Lennox International, Inc.	58	8,884
Lincoln Electric Holdings, Inc.	494	37,875
Lindsay Corp.	214	15,967
LSC Communications, Inc.	163	4,838

	Shares	Value
LSI Industries, Inc.	3,081	30,009
Lydall, Inc. (1)	89,467	5,533,534
Macquarie Infrastructure Corp.	1,567	128,024
Manitowoc Foodservice, Inc. (1)	1,446	27,951
ManpowerGroup, Inc.	111,438	9,903,495
Marten Transport Ltd	3,620	84,346
Masco Corp.	199,772	6,316,791
Masonite International Corp. (1)	123,855	8,149,659
Matson, Inc.	138,757	4,910,610
McGrath RentCorp	3,828	150,019
Mercury Systems, Inc. (1)	5,884	177,814
Meritor, Inc. (1)	13,577	168,626
Milacron Holdings Corp. (1)	391,659	7,296,607
Miller Industries, Inc.	1,573	41,606
Mobile Mini, Inc.	1,809	54,722
Moog, Inc. (1)	32,947	2,163,959
MRC Global, Inc. (1)	15,570	315,448
MSA Safety, Inc.	118,588	8,221,706
MSC Industrial Direct Co., Inc.	560	51,738
Mueller Industries, Inc.	2,839	113,446
Mueller Water Products, Inc.	423,610	5,638,249
MYR Group, Inc. (1)	2,430	91,562
National Presto Industries, Inc.	695	73,948
Navigant Consulting, Inc. (1)	7,844	205,356
Navistar International Corp. (1)	7,641	239,698
Neff Corp. (1)	1,107	15,609
Nielsen Holdings Plc	1,717	72,028
NL Industries, Inc. (1)	1,111	9,055
NN, Inc.	4,371	83,268
NOW, Inc. (1)	17,390	355,973
NV5 Global, Inc. (1)	327	10,922
Old Dominion Freight Line, Inc. (1)	564	48,386
Orbital ATK, Inc.	1,260	110,540
Orion Group Holdings, Inc. (1)	4,092	40,715
Oshkosh Corp.	30,572	1,975,257
Owens Corning	43,994	2,268,331
P.A.M. Transportation Services, Inc. (1)	409	10,626

	Shares	Value
PACCAR, Inc.	6,798	434,392
Parker-Hannifin Corp.	2,899	405,860
Park-Ohio Holdings Corp.	1,396	59,470
Pentair Plc	152,207	8,534,246
Pitney Bowes, Inc.	84,800	1,288,112
Plug Power, Inc. (1)	10,206	12,247
Powell Industries, Inc.	1,440	56,160
Power Solutions International, Inc. (1)	235	1,762
Preformed Line Products Co.	374	21,737
Quad/Graphics, Inc.	2,217	59,593
Quanex Building Products Corp.	262,363	5,325,969
Quanta Services, Inc. (1)	2,261	78,796
Radiant Logistics, Inc. (1)	2,174	8,479
Raven Industries, Inc.	2,213	55,768
Regal-Beloit Corp.	967	66,965
Republic Services, Inc.	5,122	292,210
Resources Connection, Inc.	6,180	118,965
Rexnord Corp. (1)	3,291	64,471
Roadrunner Transportation Systems, Inc. (1)	5,477	56,906
Robert Half International, Inc.	165,388	8,067,627
Rockwell Automation, Inc.	589	79,162
Roper Technologies, Inc.	1,060	194,065
RPX Corp. (1)	8,494	91,735
RR Donnelley & Sons Co.	500	8,160
Rush Enterprises, Inc. (1)	4,903	156,406
Rush Enterprises, Inc. (1)	973	30,036
Ryder System, Inc.	20,350	1,514,854
Saia, Inc. (1)	4,067	179,558
Scorpio Bulkers, Inc. (1)	9,383	47,384
SkyWest, Inc.	8,189	298,489
Snap-on, Inc.	46,042	7,885,613
SP Plus Corp. (1)	236	6,643
Sparton Corp. (1)	1,476	35,203
Spirit AeroSystems Holdings, Inc.	49,180	2,869,653
Spirit Airlines, Inc. (1)	1,565	90,551
SPX Corp. (1)	7,134	169,218
SPX FLOW, Inc. (1)	5,516	176,843

	Shares	Value
Standex International Corp.	65,073	5,716,663
Stanley Black & Decker, Inc.	85,925	9,854,738
Stericycle, Inc. (1)	102	7,858
Sun Hydraulics Corp.	345	13,790
Sunrun, Inc. (1)	10,699	56,812
Supreme Industries, Inc.	765	12,010
Team, Inc. (1)	327	12,835
Teledyne Technologies, Inc. (1)	4,017	494,091
Tennant Co.	120	8,544
Terex Corp.	2,289	72,172
Tetra Tech, Inc.	7,824	337,606
Textainer Group Holdings Ltd	3,847	28,660
Textron, Inc.	185,155	8,991,127
The Brink’s Co.	234,179	9,659,884
The Manitowoc Co., Inc. (1)	21,122	126,310
The Timken Co.	141,856	5,631,683
Thermon Group Holdings, Inc. (1)	5,264	100,490
Titan International, Inc.	7,252	81,295
Titan Machinery, Inc. (1)	2,885	42,034
TPI Composites, Inc. (1)	887	14,227
TRC Companies, Inc. (1)	3,081	32,659
TriMas Corp. (1)	117,019	2,749,946
Trinity Industries, Inc.	3,225	89,526
Triton International Ltd/Bermuda	5,396	85,257
Triumph Group, Inc.	8,007	212,185
TrueBlue, Inc. (1)	6,487	159,905
Tutor Perini Corp. (1)	5,303	148,484
UniFirst Corp.	2,222	319,190
United Continental Holdings, Inc. (1)	39,295	2,863,820
United Rentals, Inc. (1)	77,739	8,207,684
Universal Forest Products, Inc.	411	41,996
Universal Logistics Holdings, Inc.	425	6,949
US Ecology, Inc.	145,210	7,137,071
USA Truck, Inc. (1)	1,357	11,819
USG Corp. (1)	43,491	1,256,020
Valmont Industries, Inc.	91	12,822
Vectrus, Inc. (1)	1,416	33,772

	Shares	Value
Veritiv Corp. (1)	41,240	2,216,650
Viad Corp.	1,459	64,342
Vicor Corp. (1)	231	3,488
VSE Corp.	1,438	55,852
Wabash National Corp. (1)	74,900	1,184,918
WABCO Holdings, Inc. (1)	36,705	3,896,236
Watts Water Technologies, Inc.	58,876	3,838,715
Werner Enterprises, Inc.	7,109	191,588
Wesco Aircraft Holdings, Inc. (1)	76,814	1,148,369
WESCO International, Inc. (1)	98,496	6,554,909
West Corp.	6,305	156,112
Willis Lease Finance Corp. (1)	700	17,906
XPO Logistics, Inc. (1)	15,979	689,654
Xylem, Inc.	1,865	92,355
YRC Worldwide, Inc. (1)	4,244	56,360

		355,555,734

Information Technology – 13.84%
ACI Worldwide, Inc. (1)	137,090	2,488,183
Activision Blizzard, Inc.	241,691	8,727,462
Actua Corp. (1)	5,948	83,272
Acxiom Corp. (1)	6,573	176,156
ADTRAN, Inc.	2,690	60,121
Advanced Energy Industries, Inc. (1)	308	16,863
Advanced Micro Devices, Inc. (1)	63,742	722,834
Agilysys, Inc. (1)	2,104	21,797
Akamai Technologies, Inc. (1)	407	27,139
Alliance Data Systems Corp.	50,727	11,591,119
Alpha and Omega Semiconductor Ltd (1)	2,863	60,896
Ambarella, Inc. (1)	3,132	169,535
Amdocs Ltd	173,901	10,129,733
Amkor Technology, Inc. (1)	15,482	163,335
Analog Devices, Inc.	6,681	485,174
Anixter International, Inc. (1)	4,759	385,717
ANSYS, Inc. (1)	1,421	131,428
Applied Materials, Inc.	102,100	3,294,767
Applied Optoelectronics, Inc. (1)	2,648	62,069
ARRIS International Plc (1)	3,107	93,614

	Shares	Value
Arrow Electronics, Inc. (1)	140,703	10,032,124
Autobytel, Inc. (1)	1,019	13,706
Autodesk, Inc. (1)	844	62,464
Avid Technology, Inc. (1)	2,009	8,840
Avnet, Inc.	151,019	7,190,015
AVX Corp.	7,535	117,772
Axcelis Technologies, Inc. (1)	4,835	70,349
Bankrate, Inc. (1)	8,024	88,665
Bazaarvoice, Inc. (1)	13,523	65,587
Bel Fuse, Inc.	1,481	45,763
Benchmark Electronics, Inc. (1)	8,109	247,324
Black Box Corp.	2,429	37,042
Blucora, Inc. (1)	5,147	75,918
Booz Allen Hamilton Holding Corp.	161	5,807
Bottomline Technologies, Inc. (1)	854	21,367
Broadcom Ltd	15,160	2,679,833
Broadridge Financial Solutions, Inc.	62,925	4,171,928
Brocade Communications Systems, Inc.	21,603	269,821
Brooks Automation, Inc.	11,079	189,119
CA, Inc.	54,122	1,719,456
Cabot Microelectronics Corp.	3,327	210,167
CACI International, Inc. (1)	64,171	7,976,455
Calix, Inc. (1)	6,473	49,842
Cass Information Systems, Inc.	703	51,720
Cavium, Inc. (1)	1,372	85,668
Check Point Software Technologies Ltd (1)	81,875	6,915,163
Cognizant Technology Solutions – Class A (1)	60,605	3,395,698
Cohu, Inc.	4,270	59,353
CommerceHub, Inc. (1)	194	2,912
CommerceHub, Inc. (1)	464	6,974
CommScope Holding Co., Inc. (1)	208,290	7,748,388
Computer Sciences Corp.	55,750	3,312,665
Comtech Telecommunications Corp.	3,550	42,068
Control4 Corp. (1)	3,340	34,068
Convergys Corp.	75,997	1,866,486
CoreLogic, Inc. (1)	770	28,359
Corning, Inc.	64,300	1,560,561

	Shares	Value
CPI Card Group, Inc.	2,109	8,752
Cree, Inc. (1)	1,347	35,547
CTS Corp.	5,106	114,374
Cypress Semiconductor Corp.	6,791	77,689
Daktronics, Inc.	6,202	66,361
Datalink Corp. (1)	2,989	33,656
Diebold Nixdorf, Inc.	7,370	185,356
Digi International, Inc. (1)	4,216	57,970
Digimarc Corp. (1)	109	3,270
Diodes, Inc. (1)	6,271	160,977
Dolby Laboratories, Inc.	1,100	49,709
DSP Group, Inc. (1)	3,398	44,344
Eastman Kodak Co. (1)	544	8,432
eBay, Inc. (1)	188,741	5,603,720
EchoStar Corp. (1)	990	50,876
Electro Scientific Industries, Inc. (1)	4,538	26,865
EMCORE Corp.	3,991	34,722
EnerNOC, Inc. (1)	601	3,606
Entegris, Inc. (1)	513,662	9,194,550
ePlus, Inc. (1)	286	32,947
EVERTEC, Inc.	1,891	33,565
Exar Corp. (1)	5,500	59,290
F5 Networks, Inc. (1)	9,000	1,302,480
FARO Technologies, Inc. (1)	2,046	73,656
Fidelity National Information Services, Inc.	287,008	21,709,285
Finisar Corp. (1)	17,558	531,481
FireEye, Inc. (1)	2,590	30,821
First Data Corp. (1)	456,125	6,472,414
First Solar, Inc. (1)	1,663	53,366
Fiserv, Inc. (1)	45,325	4,817,141
Fitbit, Inc. (1)	494	3,616
Flex Ltd (1)	594,813	8,547,463
FLIR Systems, Inc.	2,982	107,919
FormFactor, Inc. (1)	4,815	53,928
GigPeak, Inc. (1)	8,631	21,750
Global Payments, Inc.	131,575	9,132,621
Global Sources Ltd (1)	1,156	10,231

	Shares	Value
Glu Mobile, Inc. (1)	16,393	31,802
Harmonic, Inc. (1)	12,707	63,535
Harris Corp.	120,861	12,384,627
HP, Inc.	126,400	1,875,776
II-VI, Inc. (1)	6,985	207,105
Immersion Corp. (1)	3,339	35,494
Impinj, Inc. (1)	343	12,122
Infinera Corp. (1)	7,124	60,483
Insight Enterprises, Inc. (1)	5,994	242,397
InterActiveCorp (1)	60,050	3,890,640
Intersil Corp.	22,184	494,703
Intralinks Holdings, Inc. (1)	6,483	87,650
InvenSense, Inc. (1)	13,531	173,061
IPG Photonics Corp. (1)	121	11,944
Ixia (1)	10,525	169,453
IXYS Corp.	3,863	45,970
Jabil Circuit, Inc.	205,450	4,863,002
Juniper Networks, Inc.	81,223	2,295,362
Keysight Technologies, Inc. (1)	3,711	135,711
Kimball Electronics, Inc. (1)	4,605	83,811
Knowles Corp. (1)	14,348	239,755
Kopin Corp. (1)	9,452	26,844
KVH Industries, Inc. (1)	2,341	27,624
Lam Research Corp.	30,797	3,256,167
Leidos Holdings, Inc.	59,717	3,053,927
Limelight Networks, Inc. (1)	11,753	29,618
Linear Technology Corp.	2,738	170,714
Liquidity Services, Inc. (1)	4,008	39,078
Littelfuse, Inc.	74,040	11,237,051
MACOM Technology Solutions Holdings, Inc. (1)	199,230	9,220,364
Mantech International Corp.	4,038	170,606
Marchex, Inc. (1)	5,941	15,744
Marvell Technology Group Ltd	8,661	120,128
Maxwell Technologies, Inc. (1)	4,852	24,842
MeetMe, Inc. (1)	853	4,205
Mentor Graphics Corp.	164,356	6,063,093
Methode Electronics, Inc.	126,854	5,245,413

	Shares	Value
Micron Technology, Inc. (1)	306,985	6,729,111
Microsemi Corp. (1)	109,488	5,909,067
MicroStrategy, Inc. (1)	768	151,603
MKS Instruments, Inc.	203,901	12,111,719
MoneyGram International, Inc. (1)	4,882	57,656
Motorola Solutions, Inc.	3,368	279,174
MTS Systems Corp.	256	14,515
Nanometrics, Inc. (1)	720	18,043
National Instruments Corp.	490	15,102
NCI, Inc.	969	13,518
NCR Corp. (1)	192,800	7,819,968
NeoPhotonics Corp. (1)	4,191	45,305
NetApp, Inc.	41,173	1,452,172
NetEase, Inc. – ADR	21,121	4,548,196
NETGEAR, Inc. (1)	1,801	97,884
NetScout Systems, Inc. (1)	166,824	5,254,956
NeuStar, Inc. (1)	177	5,912
Novanta, Inc. (1)	3,746	78,666
Nuance Communications, Inc. (1)	1,167	17,388
Numerex Corp. (1)	1,920	14,208
Nutanix, Inc. (1)	61	1,620
NVE Corp.	509	36,358
Oclaro, Inc. (1)	2,558	22,894
ON Semiconductor Corp. (1)	269,230	3,435,375
OSI Systems, Inc. (1)	2,863	217,932
Pandora Media, Inc. (1)	624	8,137
Park Electrochemical Corp.	3,071	57,274
PC Connection, Inc.	1,798	50,506
PDF Solutions, Inc. (1)	292	6,585
Perficient, Inc. (1)	1,876	32,811
PFSweb, Inc. (1)	269	2,287
Photronics, Inc. (1)	10,690	120,797
Plantronics, Inc.	23,000	1,259,480
Plexus Corp. (1)	5,451	294,572
Progress Software Corp.	7,032	224,532
PTC, Inc. (1)	1,380	63,853
QAD, Inc.	1,512	45,965

	Shares	Value
Qorvo, Inc. (1)	76,851	4,052,353
QuinStreet, Inc. (1)	6,117	23,000
Rambus, Inc. (1)	13,301	183,155
RealNetworks, Inc. (1)	3,805	18,492
Reis, Inc.	540	12,015
RetailMeNot, Inc. (1)	6,190	57,567
Rightside Group Ltd (1)	1,673	13,836
Rogers Corp. (1)	1,942	149,165
Rosetta Stone, Inc. (1)	774	6,896
Rubicon Project, Inc. (1)	3,606	26,757
Rudolph Technologies, Inc. (1)	4,917	114,812
Sanmina Corp. (1)	67,417	2,470,833
ScanSource, Inc. (1)	4,126	166,484
Seagate Technology Plc	55,900	2,133,703
SecureWorks Corp. (1)	631	6,682
ServiceSource International, Inc. (1)	3,819	21,692
ShoreTel, Inc. (1)	8,578	61,333
Sigma Designs, Inc. (1)	5,569	33,414
Silicom Ltd	634	26,051
Silver Spring Networks, Inc. (1)	387	5,151
Skyworks Solutions, Inc.	334	24,936
Sonus Networks, Inc. (1)	6,913	43,552
SS&C Technologies Holdings, Inc.	284	8,122
Stratasys Ltd (1)	4,283	70,841
SunPower Corp. (1)	1,257	8,309
Super Micro Computer, Inc. (1)	5,012	140,587
Sykes Enterprises, Inc. (1)	6,485	187,157
Symantec Corp.	11,435	273,182
SYNNEX Corp.	4,813	582,469
Synopsys, Inc. (1)	2,965	174,520
Tangoe, Inc. (1)	4,412	34,767
TE Connectivity Ltd	128,025	8,869,572
Tech Data Corp. (1)	5,678	480,813
TechTarget, Inc. (1)	1,938	16,531
Telenav, Inc. (1)	5,272	37,168
TeleTech Holdings, Inc.	217,306	6,627,833
Teradata Corp. (1)	32,400	880,308

	Shares	Value
Teradyne, Inc.	4,406	111,912
Tessera Holding Corp.	2,745	121,329
TiVo Corp. (1)	13,272	277,385
Total System Services, Inc.	59,599	2,922,139
Trade Desk Inc/The (1)	646	17,875
Trimble, Inc. (1)	1,161	35,004
TTM Technologies, Inc. (1)	11,922	162,497
Twilio, Inc. (1)	78	2,250
Twitter, Inc. (1)	1,578	25,721
Ultra Clean Holdings, Inc. (1)	5,197	50,411
Ultratech, Inc. (1)	3,231	77,479
Unisys Corp. (1)	2,853	42,652
USA Technologies, Inc. (1)	997	4,287
VASCO Data Security International, Inc. (1)	518	7,071
Veeco Instruments, Inc. (1)	6,537	190,554
Verint Systems, Inc. (1)	10,369	365,507
ViaSat, Inc. (1)	1,156	76,550
Viavi Solutions, Inc. (1)	38,131	311,912
Vishay Intertechnology, Inc.	96,439	1,562,312
Vishay Precision Group, Inc. (1)	1,974	37,309
Western Digital Corp.	35,586	2,418,069
Xcerra Corp. (1)	8,650	66,086
Xerox Corp.	237,237	2,071,079
Xilinx, Inc.	3,793	228,983
Yelp, Inc. (1)	322	12,278
Zebra Technologies Corp. (1)	198	16,980
Zillow Group, Inc. – Class A (1)	361	13,158
Zillow Group, Inc. – Class C (1)	618	22,538
Zynga, Inc. (1)	15,909	40,886

		324,066,644

Materials – 6.77%
A. Schulman, Inc.	4,751	158,921
AgroFresh Solutions, Inc. (1)	3,428	9,084
AK Steel Holding Corp. (1)	50,501	515,615
Albemarle Corp.	2,429	209,088
Alcoa Corp. (1)	3,193	89,659
Allegheny Technologies, Inc.	17,904	285,211

	Shares	Value
American Vanguard Corp.	4,690	89,814
Ampco-Pittsburgh Corp.	1,334	22,345
AptarGroup, Inc.	1,011	74,258
Ashland Global Holdings, Inc.	1,344	146,886
Avery Dennison Corp.	102,415	7,191,581
Bemis, Inc.	1,760	84,163
Berry Plastics Group, Inc. (1)	130,258	6,347,472
Boise Cascade Co. (1)	992	22,320
Cabot Corp.	32,221	1,628,449
Calgon Carbon Corp.	8,248	140,216
Carpenter Technology Corp.	7,647	276,592
Celanese Corp.	32,490	2,558,263
Century Aluminum Co. (1)	7,966	68,189
CF Industries Holdings, Inc.	5,061	159,320
Chemours Co.	4,964	109,655
Chemtura Corp. (1)	5,154	171,113
Cliffs Natural Resources, Inc. (1)	36,500	306,965
Coeur Mining, Inc. (1)	7,787	70,784
Commercial Metals Co.	18,843	410,401
Compass Minerals International, Inc.	732	57,352
Constellium (1)	1,032,125	6,089,538
Crown Holdings, Inc. (1)	262,910	13,821,179
Domtar Corp.	41,447	1,617,676
Eagle Materials, Inc.	47,339	4,664,312
Eastman Chemical Co.	47,004	3,535,171
Ferroglobe Plc	11,189	121,177
FMC Corp.	556	31,447
Freeport-McMoRan, Inc. (1)	22,513	296,946
FutureFuel Corp.	4,032	56,045
GCP Applied Technologies, Inc. (1)	1,764	47,187
Gold Resource Corp.	1,422	6,186
Graphic Packaging Holding Co.	309,889	3,867,415
Greif, Inc.	942	63,632
Greif, Inc.	4,200	215,502
Handy & Harman Ltd (1)	590	15,075
Hawkins, Inc.	1,272	68,624
Haynes International, Inc.	2,117	91,010

	Shares	Value
HB Fuller Co.	269,510	13,020,028
Hecla Mining Co.	62,153	325,682
Huntsman Corp.	157,978	3,014,220
Ingevity Corp. (1)	133,677	7,333,520
Innophos Holdings, Inc.	341	17,821
Innospec, Inc.	3,853	263,931
International Paper Co.	77,612	4,118,093
Kaiser Aluminum Corp.	1,828	142,017
KapStone Paper and Packaging Corp.	13,165	290,288
KMG Chemicals, Inc.	741	28,817
Koppers Holdings, Inc. (1)	676	27,243
Kraton Corp. (1)	4,867	138,612
Kronos Worldwide, Inc.	3,701	44,190
Louisiana-Pacific Corp. (1)	1,648	31,197
LSB Industries, Inc. (1)	3,287	27,677
Martin Marietta Materials, Inc.	133	29,463
Materion Corp.	3,281	129,928
Minerals Technologies, Inc.	104,530	8,074,943
NewMarket Corp.	11	4,662
Newmont Mining Corp.	11,532	392,895
Nucor Corp.	6,908	411,164
Olin Corp.	26,968	690,650
Olympic Steel, Inc.	1,537	37,242
OMNOVA Solutions, Inc. (1)	2,585	25,850
Owens-Illinois, Inc. (1)	90,800	1,580,828
Packaging Corporation of America	134,777	11,431,785
PH Glatfelter Co.	303,398	7,248,178
Platform Specialty Products Corp. (1)	4,268	41,869
PPG Industries, Inc.	32,743	3,102,727
Quaker Chemical Corp.	528	67,552
Rayonier Advanced Materials, Inc.	2,903	44,880
Reliance Steel & Aluminum Co.	152,277	12,112,113
Royal Gold, Inc.	1,329	84,192
Ryerson Holding Corp. (1)	2,225	29,704
Schnitzer Steel Industries, Inc.	4,204	108,043
Schweitzer-Mauduit International, Inc.	32,350	1,472,896
Scotts Miracle-Gro Co.	71	6,784

	Shares	Value
Sealed Air Corp.	135,220	6,130,875
Sonoco Products Co.	2,156	113,621
Southern Copper Corp.	1,032	32,962
Steel Dynamics, Inc.	184,106	6,550,491
Stepan Co.	2,883	234,907
Stillwater Mining Co. (1)	20,030	322,683
SunCoke Energy, Inc. (1)	10,474	118,775
Tahoe Resources, Inc.	6,453	60,787
TerraVia Holdings, Inc. (1)	13,094	15,058
The Mosaic Co.	7,622	223,553
TimkenSteel Corp. (1)	6,466	100,094
Trecora Resources (1)	532	7,368
Tredegar Corp.	4,192	100,608
Trinseo S.A.	39,500	2,342,350
Tronox Ltd	10,724	110,564
UFP Technologies, Inc. (1)	1,036	26,366
United States Lime & Minerals, Inc.	325	24,619
United States Steel Corp.	3,337	110,154
Valhi, Inc.	3,539	12,245
Valvoline, Inc.	644	13,846
Vulcan Materials Co.	196	24,529
W.R. Grace & Co.	667	45,116
Westlake Chemical Corp.	800	44,792
WestRock Co.	195,066	9,903,501

		158,433,386

Real Estate – 7.36%
Acadia Realty Trust	10,322	337,323
Agree Realty Corp.	4,094	188,529
Alexander & Baldwin, Inc.	179,364	8,048,063
Alexander’s, Inc.	20	8,537
Alexandria Real Estate Equities, Inc.	1,505	167,251
American Assets Trust, Inc.	68,309	2,942,752
American Campus Communities, Inc.	2,822	140,451
American Homes 4 Rent	99,168	2,080,545
Apartment Investment & Management Co.	3,374	153,348
Apple Hospitality REIT, Inc.	3,585	71,628
Armada Hoffler Properties, Inc.	740	10,782

	Shares	Value
Ashford Hospitality Prime, Inc.	3,870	52,825
Ashford Hospitality Trust, Inc.	12,937	100,391
AV Homes, Inc. (1)	1,524	24,079
AvalonBay Communities, Inc.	2,982	528,261
Bluerock Resident Growth REIT, Inc. – Class A	3,106	42,614
Boston Properties, Inc.	75,272	9,467,712
Brandywine Realty Trust	3,678	60,724
Brixmor Property Group, Inc.	4,159	101,563
Camden Property Trust	1,843	154,941
Care Capital Properties, Inc.	1,632	40,800
CatchMark Timber Trust, Inc.	6,089	68,562
CBL & Associates Properties, Inc.	119,588	1,375,262
Cedar Realty Trust, Inc.	13,873	90,591
Chatham Lodging Trust	6,181	127,020
Chesapeake Lodging Trust	7,117	184,046
City Office REIT, Inc.	1,088	14,329
Colony Starwood Homes	10,670	307,403
Columbia Property Trust, Inc.	73,062	1,578,139
Communications Sales & Leasing, Inc.	2,632	66,879
Community Healthcare Trust, Inc.	2,098	48,317
Consolidated-Tomoka Land Co.	122	6,517
CoreCivic, Inc.	2,551	62,397
CorEnergy Infrastructure Trust, Inc.	2,053	71,609
Corporate Office Properties Trust	84,167	2,627,694
Cousins Properties, Inc.	55,296	470,569
CubeSmart	1,243	33,275
CyrusOne, Inc.	202	9,035
DCT Industrial Trust, Inc.	1,944	93,079
DDR Corp.	6,725	102,691
DiamondRock Hospitality Co.	32,805	378,242
Digital Realty Trust, Inc.	1,033	101,503
Douglas Emmett, Inc.	118,910	4,347,350
Duke Realty Corp.	7,480	198,669
Easterly Government Properties, Inc.	5,483	109,770
EastGroup Properties, Inc.	98,740	7,290,962
Education Realty Trust, Inc.	10,542	445,927
Empire State Realty Trust, Inc.	998	20,150

	Shares	Value
EPR Properties	1,358	97,464
Equity Commonwealth (1)	2,644	79,955
Equity One, Inc.	2,016	61,871
Equity Residential	87,931	5,659,239
Essex Property Trust, Inc.	16,568	3,852,060
Farmland Partners, Inc.	2,996	33,435
FelCor Lodging Trust, Inc.	2,947	23,605
First Industrial Realty Trust, Inc.	14,850	416,542
First Potomac Realty Trust	9,489	104,094
Forest City Realty Trust, Inc.	4,949	103,137
Forestar Group, Inc. (1)	5,320	70,756
Four Corners Property Trust, Inc.	2,066	42,394
Franklin Street Properties Corp.	17,254	223,612
FRP Holdings, Inc. (1)	978	36,871
General Growth Properties, Inc.	169,065	4,223,244
Getty Realty Corp.	64,117	1,634,342
Gladstone Commercial Corp.	4,074	81,887
Global Medical REIT, Inc.	1,207	10,766
Global Net Lease, Inc.	28,107	220,078
Government Properties Income Trust	64,522	1,230,112
Gramercy Property Trust, Inc.	58,833	540,087
HCP, Inc.	10,196	303,025
Healthcare Realty Trust, Inc.	18,648	565,407
Healthcare Trust of America, Inc.	761	22,153
Hersha Hospitality Trust	6,454	138,761
Highwoods Properties, Inc.	2,077	105,948
Hospitality Properties Trust	106,538	3,381,516
Host Hotels & Resorts, Inc.	15,971	300,894
Hudson Pacific Properties, Inc.	17,404	605,311
Independence Realty Trust, Inc.	130,791	1,166,656
InfraREIT, Inc.	6,596	118,134
Investors Real Estate Trust	20,254	144,411
Jones Lang LaSalle, Inc.	974	98,413
Kennedy-Wilson Holdings, Inc.	246,325	5,049,662
Kilroy Realty Corp.	44,752	3,276,741
Kimco Realty Corp.	233,250	5,868,570
Kite Realty Group Trust	13,531	317,708

	Shares	Value
LaSalle Hotel Properties	17,450	531,701
Lexington Realty Trust	231,347	2,498,548
Liberty Property Trust	3,165	125,017
Life Storage, Inc.	349	29,756
LTC Properties, Inc.	859	40,356
Mack Cali Realty Corp.	14,614	424,098
MedEquities Realty Trust, Inc. (1)	1,705	18,925
Medical Properties Trust, Inc.	31,832	391,534
Mid-America Apartment Communities, Inc.	2,444	239,316
Monmouth Real Estate Investment Corp.	9,175	139,827
Monogram Residential Trust, Inc.	27,764	300,406
National Health Investors, Inc.	28,200	2,091,594
National Retail Properties, Inc.	3,082	136,224
National Storage Affiliates Trust Co.	5,089	112,314
New Senior Investment Group, Inc.	12,740	124,725
New York REIT, Inc.	27,100	274,252
NexPoint Residential Trust, Inc.	3,016	67,377
NorthStar Realty Europe Corp.	9,833	123,601
NorthStar Realty Finance Corp.	3,887	58,888
Omega Healthcare Investors, Inc.	83,200	2,600,832
One Liberty Properties, Inc.	2,248	56,470
Outfront Media, Inc.	2,534	63,021
Paramount Group, Inc.	3,915	62,601
Parkway, Inc. (1)	7,069	157,285
Pebblebrook Hotel Trust	304,838	9,068,930
Pennsylvania Real Estate Investment Trust	8,033	152,306
Physicians Realty Trust	391,085	7,414,972
Piedmont Office Realty Trust, Inc.	97,182	2,032,076
Preferred Apartment Communities, Inc.	3,906	58,238
Prologis, Inc.	11,352	599,272
QTS Realty Trust, Inc.	130,159	6,462,394
Quality Care Properties, Inc. (1)	1,870	28,985
RAIT Financial Trust	12,998	43,673
Ramco-Gershenson Properties Trust	12,919	214,197
Rayonier, Inc.	2,675	71,155
Re/Max Holdings, Inc.	2,873	160,888
Realogy Holdings Corp.	3,150	81,049

	Shares	Value
Realty Income Corp.	5,606	322,233
Regency Centers Corp.	121,378	8,369,013
Retail Opportunity Investments Corp.	5,218	110,256
Retail Properties of America, Inc.	5,185	79,486
Rexford Industrial Realty, Inc.	6,654	154,306
RLJ Lodging Trust	19,934	488,184
Ryman Hospitality Properties, Inc.	4,494	283,167
Sabra Health Care REIT, Inc.	136,331	3,329,203
Saul Centers, Inc.	212	14,121
Select Income REIT	151,359	3,814,247
Senior Housing Properties Trust	149,270	2,825,681
Seritage Growth Properties	4,106	175,367
Silver Bay Realty Trust Corp.	5,526	94,716
SL Green Realty Corp.	90,727	9,757,689
Spirit Realty Capital, Inc.	10,357	112,477
STORE Capital Corp.	3,249	80,283
Stratus Properties, Inc. (1)	1,027	33,634
Summit Hotel Properties, Inc.	127,385	2,041,982
Sun Communities, Inc.	1,460	111,851
Sunstone Hotel Investors, Inc.	35,701	544,440
Tanger Factory Outlet Centers, Inc.	167	5,975
Taubman Centers, Inc.	650	48,054
Tejon Ranch Co. (1)	2,223	56,531
Terreno Realty Corp.	5,460	155,555
The GEO Group, Inc.	9,529	342,377
The Howard Hughes Corp. (1)	61,425	7,008,592
The Macerich Co.	47,515	3,365,963
The St. Joe Co. (1)	8,222	156,218
Tier REIT, Inc.	7,865	136,772
Trinity Place Holdings, Inc. (1)	2,902	26,902
UDR, Inc.	5,772	210,563
UMH Properties, Inc.	2,870	43,193
Ventas, Inc.	5,051	315,789
VEREIT, Inc.	21,015	177,787
Vornado Realty Trust	3,742	390,553
W.P. Carey, Inc.	2,251	133,012
Washington Prime Group, Inc.	302,324	3,147,193

	Shares	Value
Washington Real Estate Investment Trust	7,949	259,853
Weingarten Realty Investors	2,543	91,014
Welltower, Inc.	7,772	520,180
Weyerhaeuser Co.	16,123	485,141
Whitestone REIT	4,946	71,123
Xenia Hotels & Resorts, Inc.	17,125	332,568

		172,442,014

Telecommunication Services – 0.27%
ATN International, Inc.	1,690	135,420
Boingo Wireless, Inc. (1)	2,449	29,853
CenturyLink, Inc.	11,679	277,727
Cincinnati Bell, Inc. (1)	6,941	155,131
Consolidated Communications Holdings, Inc.	2,561	68,763
FairPoint Communications, Inc. (1)	847	15,839
Frontier Communications Corp.	25,597	86,518
Globalstar, Inc. (1)	21,841	34,509
Hawaiian Telcom Holdco, Inc. (1)	1,023	25,350
IDT Corp.	1,142	21,173
Intelsat S.A. (1)	4,906	13,099
Iridium Communications, Inc. (1)	13,624	130,790
Level 3 Communications, Inc. (1)	6,341	357,379
Lumos Networks Corp. (1)	2,883	45,033
NII Holdings, Inc. (1)	8,582	18,451
ORBCOMM, Inc. (1)	942	7,790
pdvWireless, Inc. (1)	1,679	37,861
RingCentral, Inc. (1)	207,075	4,265,745
SBA Communications Corp. (1)	990	102,227
Spok Holdings, Inc.	3,732	77,439
Sprint Corp. (1)	16,401	138,096
Telephone & Data Systems, Inc.	2,077	59,963
United States Cellular Corp. (1)	297	12,985
Vonage Holdings Corp. (1)	27,580	188,923
Windstream Holdings, Inc.	14,002	102,635

		6,408,699

Utilities – 4.12%
AES Corp.	138,876	1,613,739
ALLETE, Inc.	8,143	522,699

	Shares	Value
Alliant Energy Corp.	114,179	4,326,242
Ameren Corp.	81,191	4,259,280
American Electric Power Co., Inc.	142,295	8,958,893
American States Water Co.	2,005	91,348
American Water Works Co., Inc.	3,876	280,467
Aqua America, Inc.	3,858	115,894
Artesian Resources Corp.	1,171	37,402
Atlantic Power Corp. (1)	20,670	51,675
Atlantica Yield Plc	9,640	186,534
Atmos Energy Corp.	2,203	163,352
Avangrid, Inc.	1,191	45,115
Avista Corp.	10,277	410,977
Black Hills Corp.	8,405	515,563
California Water Service Group	3,141	106,480
Calpine Corp. (1)	7,778	88,903
CenterPoint Energy, Inc.	9,335	230,014
Chesapeake Utilities Corp.	2,276	152,378
CMS Energy Corp.	6,045	251,593
Connecticut Water Services, Inc.	1,340	74,839
Consolidated Edison, Inc.	6,629	488,425
Consolidated Water Co., Inc.	2,265	24,575
Delta Natural Gas Co, Inc.	1,172	34,375
DTE Energy Co.	3,890	383,204
Dynegy, Inc. (1)	19,110	161,671
Edison International	147,096	10,589,441
El Paso Electric Co.	6,664	309,876
Empire District Electric Co.	7,121	242,755
Entergy Corp.	72,393	5,318,714
Eversource Energy	6,903	381,253
Exelon Corp.	88,500	3,140,865
FirstEnergy Corp.	204,017	6,318,406
Genie Energy Ltd	1,835	10,551
Great Plains Energy, Inc.	181,218	4,956,312
Hawaiian Electric Industries, Inc.	2,350	77,714
IDACORP, Inc.	8,267	665,907
MDU Resources Group, Inc.	4,197	120,748
MGE Energy, Inc.	66,022	4,311,237

	Shares	Value
Middlesex Water Co.	349	14,986
National Fuel Gas Co.	63,369	3,589,220
New Jersey Resources Corp.	12,877	457,133
NiSource, Inc.	6,845	151,548
Northwest Natural Gas Co.	4,477	267,725
NorthWestern Corp.	8,027	456,495
NRG Energy, Inc.	6,838	83,834
NRG Yield, Inc.	5,960	91,546
NRG Yield, Inc.	10,256	162,045
OGE Energy Corp.	4,291	143,534
ONE Gas, Inc.	61,686	3,945,437
Ormat Technologies, Inc.	3,439	184,399
Otter Tail Corp.	6,189	252,511
Pattern Energy Group, Inc.	2,077	39,442
PG&E Corp.	111,997	6,806,058
Pinnacle West Capital Corp.	2,406	187,740
PNM Resources, Inc.	13,047	447,512
Portland General Electric Co.	184,295	7,985,502
PPL Corp.	14,735	501,727
Public Service Enterprise Group, Inc.	141,396	6,204,456
SCANA Corp.	2,830	207,382
Sempra Energy	5,428	546,274
SJW Group	2,658	148,795
South Jersey Industries, Inc.	13,023	438,745
Southwest Gas Corp.	6,933	531,206
Spire, Inc.	7,272	469,408
TerraForm Global, Inc.	15,496	61,209
TerraForm Power, Inc. (1)	14,344	183,747
UGI Corp.	3,734	172,063
Unitil Corp.	2,306	104,554
Vectren Corp.	1,811	94,444
Vivint Solar, Inc. (1)	3,900	9,945
WEC Energy Group, Inc.	6,866	402,691
Westar Energy, Inc.	3,065	172,713
WGL Holdings, Inc.	7,834	597,578
Xcel Energy, Inc.	11,053	449,857
York Water Co.	186	7,105

		96,589,982

Total Common Stocks (Cost $1,976,065,520)		$2,268,594,250

	Shares	Value
CONVERTIBLE PREFERRED STOCKS – 0.00% (2)
Financials – 0.00% (2)
Wins Finance Holdings, Inc. (1)	222	$39,960

Total Convertible Preferred Stocks (Cost $6,565)		$39,960

SHORT-TERM INVESTMENTS – 3.17%
Money Market Funds – 3.17%
Goldman Sachs Financial Square Government Fund – Class I, 0.45% (3)	37,062,597	$37,062,597
JPMorgan U.S. Government Money Market Fund – Class I, 0.44% (3)	37,062,598	37,062,598

Total Short-Term Investments (Cost $74,125,195)		$74,125,195

TOTAL INVESTMENTS IN SECURITIES – 100.06%
(Cost $2,050,197,280)		$2,342,759,405
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.06)%		(1,467,572)

TOTAL NET ASSETS – 100.00%		$2,341,291,833

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt

GDR – Global Depository Receipt

(1)	Non-income producing security.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of this security totals $0, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Value
Common Stocks – 94.16%
Australia – 2.54%
AGL Energy	10,346	$164,610
Alumina Ltd	1,416,895	1,852,728
Amcor Ltd	16,345	175,919
AMP Ltd	40,800	147,976
APA Group	15,918	98,267
Aristocrat Leisure Ltd	7,736	86,308
ASX Ltd	2,997	107,368
Aurizon Holdings Ltd	31,818	115,685
AusNet Services	27,142	30,899
Australia & New Zealand Banking Group Ltd	41,211	902,159
Bank of Queensland Ltd	5,253	44,892
Bendigo & Adelaide Bank Ltd	6,362	58,198
BHP Billiton Ltd	48,243	864,267
BHP Billiton Plc	30,828	490,878
Boral Ltd	18,758	73,027
Brambles Ltd	1,282,051	11,441,153
Caltex Australia Ltd	3,681	80,708
Challenger Ltd	8,517	68,817
CIMIC Group Ltd	1,358	34,169
Coca-Cola Amatil Ltd	9,589	69,932
Cochlear Ltd	221,793	19,575,631
Commonwealth Bank of Australia	24,145	1,432,384
Computershare Ltd	6,804	61,046
Crown Resorts Ltd	5,024	41,872
CSL Ltd	297,075	21,484,459
Dexus Property Group	12,951	89,844
Domino’s Pizza Enterprises Ltd	880	41,152
DUET Group	33,562	66,280
Flight Centre Travel Group Ltd	738	16,632
Fortescue Metals Group Ltd	21,476	89,748
Goodman Group	28,059	144,101
GPT Group	24,801	89,917
Harvey Norman Holdings Ltd	7,041	26,089
Healthscope Ltd	26,295	43,346
Incitec Pivot Ltd	24,626	63,722
Insurance Australia Group Ltd	37,580	162,058
LendLease Group	7,631	80,191
Macquarie Group Ltd	4,720	295,671
Medibank Private Ltd	43,243	87,855
Mesoblast Ltd (1)	589,686	607,133
Mirvac Group	51,746	79,466
National Australia Bank Ltd	37,366	825,360
Newcrest Mining Ltd	11,571	165,918
Oil Search Ltd	19,685	101,314
Orica Ltd	5,048	64,156
Origin Energy Ltd	24,617	116,469

	Shares	Value
Qantas Airways Ltd	6,853	16,417
QBE Insurance Group Ltd	1,077,129	9,623,901
Ramsay Health Care Ltd	2,257	110,969
REA Group Ltd	808	32,110
Santos Ltd	22,823	65,745
Scentre Group	82,017	274,551
Seek Ltd	727,745	7,794,274
Sonic Healthcare Ltd	5,643	86,846
South32 Ltd	74,352	146,366
Stockland	33,176	109,603
Suncorp Group Ltd	18,495	180,089
Sydney Airport	15,748	67,975
Tabcorp Holdings Ltd	11,895	41,210
Tatts Group Ltd	24,907	80,260
Telstra Corp Ltd	64,132	235,665
TPG Telecom Ltd	4,848	23,800
Transurban Group	31,894	237,365
Treasury Wine Estates Ltd	963,459	7,411,547
Vicinity Centres	48,770	105,174
Vocus Communications Ltd	7,369	20,521
Wesfarmers Ltd	16,783	509,397
Westfield Corp.	30,744	207,874
Westpac Banking Corp.	47,113	1,105,928
Woodside Petroleum Ltd	11,553	258,768
Woolworths Ltd	18,783	326,029

		91,832,158

Austria – 0.01%
Andritz AG	1,181	59,184
Erste Group Bank AG	4,266	124,726
OMV AG	2,032	71,636
Raiffeisen Bank International AG (1)	2,047	37,315
voestalpine AG	1,569	61,353

		354,214

Belgium – 0.71%
Ageas	2,940	116,209
Anheuser-Busch InBev SA/NV	174,858	18,507,729
Colruyt SA	962	47,547
Groupe Bruxelles Lambert SA	1,147	96,098
KBC Groep NV	44,873	2,772,614
Proximus	1,936	55,654
Solvay SA	31,552	3,688,650
Telenet Group Holding NV (1)	813	45,062
UCB SA	1,971	126,107
Umicore SA	1,344	76,462

		25,532,132

Bermuda – 0.33%
Lazard Ltd	291,465	11,976,297

Brazil – 0.79%
Ambev SA – ADR	4,539,732	22,290,084
Kroton Educacional SA	1,505,274	6,147,615

		28,437,699

	Shares	Value
Canada – 1.59%
Cameco Corp.	935,412	9,793,764
Canadian Pacific Railway Ltd	151,781	21,669,773
Constellation Software, Inc. (1)	33,906	15,407,388
Lululemon Athletica, Inc. (1)	163,670	10,636,913

		57,507,838

Chile – 0.15%
Antofagasta Plc	647,164	5,358,326

China – 3.34%
Alibaba Group Holding Ltd – ADR (1)	202,934	17,819,634
Baidu, Inc. – ADR (1)	114,555	18,833,988
Ctrip.com International Ltd – ADR (1)	615,963	24,638,520
JD.com, Inc. – ADR (1)	235,399	5,988,551
Lenovo Group Ltd	25,234,000	15,211,219
Tencent Holdings Ltd	1,181,916	28,658,052
Tsingtao Brewery Co. Ltd	2,537,000	9,556,427
Yangzijiang Shipbuilding Holdings Ltd	27,700	15,532

		120,721,923

Denmark – 2.16%
A.P. Moller-Maersk A/S – Class A	54	81,492
A.P. Moller-Maersk A/S – Class B	92	146,645
Carlsberg A/S	126,259	10,874,583
CHR Hansen Holding A/S	229,207	12,676,380
Coloplast A/S	227,692	15,337,017
Danske Bank A/S	122,932	3,719,156
DONG Energy A/S (1)(2)	1,160	43,879
DSV A/S	2,951	131,055
Genmab A/S (1)	857	141,964
ISS A/S	2,721	91,706
Novo Nordisk A/S – Class B	394,617	14,155,776
Novozymes A/S	585,704	20,155,199
Pandora A/S	1,678	219,046
TDC A/S (1)	11,580	59,363
Tryg A/S	1,670	30,158
Vestas Wind Systems A/S	3,372	218,386
William Demant Holding A/S (1)	1,710	29,702

		78,111,507

Finland – 0.74%
Elisa OYJ	1,997	64,826
Fortum OYJ	6,168	94,285
Kone OYJ	208,639	9,322,769
Metso OYJ	1,761	50,099
Neste Oyj	1,790	68,499
Nokia OYJ	3,401,571	16,314,546
Nokian Renkaat OYJ	1,915	71,196
Orion Oyj – Class B	1,449	64,382
Sampo Oyj	6,400	286,098
Stora Enso OYJ	7,568	80,955
UPM-Kymmene OYJ	7,371	180,263
Wartsila OYJ Abp	2,113	94,739

		26,692,657

France – 6.89%
Accor SA	296,011	11,027,241
Aeroports de Paris	418	44,762

	Shares	Value
Air Liquide SA	5,888	654,741
Airbus Group SE	8,826	582,948
Alstom (1)	2,191	60,250
Arkema SA	1,116	109,090
Atos SE	1,377	145,133
AXA SA	27,233	686,514
BNP Paribas SA	323,871	20,610,542
Bollore SA	12,027	42,348
Bouygues SA	200,300	7,170,626
Bureau Veritas SA	3,904	75,559
Capgemini SA	2,519	212,224
Carrefour SA	7,824	188,371
Casino Guichard Perrachon SA	723	34,642
Christian Dior SE	822	172,219
Cie de Saint-Gobain	313,710	14,593,019
CNP Assurances	3,048	56,417
Credit Agricole SA	454,436	5,625,337
Danone SA	152,325	9,638,939
Dassault Aviation SA	41	45,761
Dassault Systemes	1,979	150,634
Edenred	3,005	59,501
Eiffage SA	863	60,109
Electricite de France SA	4,599	46,794
Engie	20,156	256,566
Essilor International SA	125,495	14,159,426
Eurazeo SA	546	31,920
Eutelsat Communications SA	3,014	58,284
Faurecia	139,819	5,415,660
Fonciere Des Regions	425	37,056
Gecina SA	580	80,109
Groupe Eurotunnel SE	6,678	63,441
Hermes International	30,725	12,603,984
ICADE	455	32,429
Iliad SA	384	73,746
Imerys SA	476	36,063
Ingenico Group	782	62,393
JCDecaux SA	1,061	31,198
Kering	1,132	253,913
Klepierre	3,035	119,089
Lagardere SCA	1,628	45,186
Legrand SA	121,023	6,866,288
L’Oreal SA	3,755	684,409
LVMH Moet Hennessy Louis Vuitton SE	87,910	16,762,000
Michelin	2,594	288,347
Natixis SA	330,973	1,863,835
Orange SA	28,192	427,504
Pernod Ricard SA	3,156	341,544
Peugeot SA (1)	6,776	110,362
Publicis Groupe SA	132,798	9,150,421
Remy Cointreau SA	302	25,742
Renault SA	2,652	235,543
Rexel SA	4,149	68,168
Safran SA	184,210	13,249,146

	Shares	Value
Sanofi SA	559,085	45,210,661
Schneider Electric SE	134,979	9,376,817
SCOR SE	2,143	73,957
SEB SA	323	43,768
SFR Group SA (1)	1,259	35,495
Societe BIC SA	424	57,612
Societe Generale SA	10,765	529,498
Sodexo SA	1,398	160,510
Suez Environnement Co.	4,544	66,954
Technip SA	1,479	105,352
Thales SA	1,729	167,507
Total SA	560,531	28,750,908
Unibail-Rodamco SE	1,441	343,398
Valeo SA	3,648	209,424
Vallourec SA (1)	609,000	4,184,487
Veolia Environnement SA	7,419	126,063
Vinci SA	61,336	4,172,374
Vivendi SA	14,896	282,532
Wendel SA	524	63,056
Zodiac Aerospace	3,346	76,727

		249,564,593

Germany – 6.21%
Adidas AG	149,022	23,503,551
Allianz SE	81,675	13,479,514
Axel Springer SE	692	33,554
BASF SE	12,984	1,203,315
Bayer AG	201,246	20,966,576
Bayer Motoren Werke AG	4,677	435,599
Beiersdorf AG	47,047	3,985,264
Brenntag AG	198,934	11,026,722
Commerzbank AG	2,385,268	18,161,009
Continental AG	20,324	3,915,569
Covestro AG (2)	1,034	70,775
Daimler AG	175,276	13,008,258
Deutsche Bank AG (1)	19,521	354,099
Deutsche Boerse AG (1)	67,750	5,513,215
Deutsche Lufthansa AG	3,215	41,444
Deutsche Post AG	14,757	483,958
Deutsche Telekom AG	676,887	11,613,530
Deutsche Wohnen AG	5,183	162,573
E.ON SE	1,607,809	11,310,885
Evonik Industries AG	2,649	78,964
Fraport AG Frankfurt Airport Services Worldwide	617	36,408
Fresenius Medical Care AG & Co. KGaA	133,769	11,306,316
Fresenius SE & Co. KGaA	6,252	487,725
GEA Group AG	2,799	112,325
Hannover Rueck SE	830	89,663
HeidelbergCement AG	2,260	210,362
Henkel AG & Co. KGaA	1,576	164,020
HOCHTIEF AG	297	41,465
HUGO BOSS AG	923	56,348
Infineon Technologies AG	1,459,132	25,239,391
Innogy SE (1)(2)	1,984	68,940

	Shares	Value
K&S AG	3,190	75,989
KUKA AG (1)	252	30,461
LANXESS AG	1,336	87,486
Linde AG	2,813	461,440
MAN SE	503	49,926
Merck KGaA	1,970	205,119
METRO AG	2,613	86,849
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,283	431,210
OSRAM Licht AG	1,269	66,452
ProSiebenSat.1 Media SE	3,214	123,714
RWE AG (1)	156,037	1,936,216
SAP SE	230,391	19,930,050
Siemens AG	69,313	8,486,709
Symrise AG	1,908	115,926
Telefonica Deutschland Holding AG	10,258	43,847
ThyssenKrupp AG	5,784	137,401
TUI AG	6,880	98,503
United Internet AG	1,757	68,563
Volkswagen AG	456	65,448
Vonovia SE	6,428	208,701
Zalando SE (1)(2)	395,457	15,064,686

		224,936,033

Hong Kong – 2.64%
1st Pacific Co.	22,000	15,347
AIA Group Ltd	449,906	2,520,302
ASM Pacific Technology Ltd	3,500	37,014
Bank Of East Asia Ltd	17,200	65,663
BOC Hong Kong Holdings Ltd	50,000	178,078
Cathay Pacific Airways Ltd	13,000	17,060
Cheung Kong Infrastructure Holdings Ltd	10,000	79,424
Cheung Kong Property Holdings Ltd	37,000	225,959
China Mobile Ltd	1,400,000	14,760,446
China Shenhua Energy Co Ltd	796,000	1,487,895
CK Hutchison Holdings Ltd	1,549,000	17,485,824
CLP Holdings Ltd	25,500	233,858
Galaxy Entertainment Group Ltd	5,818,000	25,198,467
Hang Lung Group Ltd	12,000	41,639
Hang Lung Properties Ltd	30,000	63,259
Hang Seng Bank Ltd	11,200	207,699
Henderson Land Development Co. Ltd	15,000	79,500
HK Electric Investments & HK Electric Investments Ltd (2)	38,000	31,327
HKT Trust & HKT Ltd	37,000	45,320
Hong Kong & China Gas Co. Ltd	117,100	206,821
Hong Kong Exchanges & Clearing Ltd	17,399	409,196
Hongkong Land Holdings Ltd	17,600	110,875
Hysan Development Co. Ltd	9,000	37,116
Jardine Matheson Holdings Ltd	222,000	12,249,465
Kerry Properties Ltd	8,500	22,986
Li & Fung Ltd	106,000	46,455
Link Real Estate Investment Trust	34,000	220,425
Melco Crown Entertainment Ltd – ADR	2,718	43,216
MTR Corp. Ltd	24,000	116,358
New World Development Co. Ltd	84,000	88,503

	Shares	Value
NWS Holdings Ltd	24,000	39,014
PAX Global Technology Ltd	4,691,000	3,093,159
PCCW Ltd	58,000	31,354
Power Assets Holdings Ltd	19,500	171,543
Shangri-La Asia Ltd	20,000	21,061
Sino Land Co. Ltd	42,000	62,624
SJM Holdings Ltd	45,000	35,115
Sun Hung Kai Properties Ltd	20,000	251,850
Swire Pacific Ltd – Class A	1,581,500	15,049,198
Swire Properties Ltd	14,800	40,743
Techtronic Industries Co. Ltd	20,500	73,359
WH Group Ltd (2)	125,500	101,165
Wharf Holdings Ltd	18,000	119,232
Wheelock & Co Ltd	10,000	56,122
Yue Yuen Industrial Holdings Ltd	10,000	36,247

		95,507,283

India – 0.68%
HDFC Bank Ltd – ADR	254,446	15,439,783
Mahindra & Mahindra Ltd – GDR	526,314	9,236,248

		24,676,031

Indonesia – 0.39%
Bank Mandiri Persero Tbk PT	16,713,800	14,305,072

Ireland – 2.17%
Accenture Plc	190,079	22,263,953
AerCap Holdings NV (1)	2,254	93,789
Bank Of Ireland (1)	430,196	105,363
CRH Plc	12,722	438,816
DCC Plc	1,378	102,429
Experian Plc	919,365	17,800,518
ICON Plc (1)	153,261	11,525,227
James Hardie Industries Plc	6,921	109,251
Kerry Group Plc	2,421	173,041
Medtronic Plc	183,250	13,052,898
Paddy Power Plc	1,240	131,945
Perrigo Co. Plc	111,270	9,261,002
Ryanair Holdings Plc – ADR (1)	42,683	3,553,787

		78,612,019

Israel – 0.03%
Azrieli Group	599	25,997
Bank Hapoalim BM	14,727	87,412
Bank Leumi Le-Israel BM (1)	19,891	81,744
Bezeq The Israeli telecommunication Corp. Ltd	28,710	54,458
Check Point Software Technologies Ltd (1)	1,941	163,937
Elbit Systems Ltd	415	41,923
Frutarom Industries Ltd	547	27,920
Israel Chemicals Ltd	7,041	28,745
Mizrahi Tefahot Bank Ltd	1,988	29,034
Mobileye NV (1)	2,510	95,681
NICE-Systems Ltd	883	60,585
Taro Pharmaceutical Industries Ltd (1)	221	23,265
Teva Pharmaceutical Industries Ltd – ADR	13,105	475,056

		1,195,757

	Shares	Value
Italy – 1.71%
Assicurazioni Generali SpA	16,399	243,073
Atlantia SpA	6,093	142,554
Enel SpA	3,733,301	16,410,526
Eni SpA	1,718,769	27,863,183
EXOR NV	1,496	64,339
Ferrari NV	2,130	124,010
Intesa Sanpaolo SpA	175,016	443,342
Intesa Sanpaolo SpA – Savings Share	13,354	31,278
Luxottica Group SpA	219,837	11,815,500
Mediobanca SpA	7,154	58,263
Poste Italiane SpA (2)	7,207	47,791
Prysmian SpA	3,343	85,682
Saipem SpA (1)	87,967	49,201
Snam SpA	37,100	152,587
Telecom Italia SpA (1)	4,567,717	4,033,033
Telecom Italia SpA – Savings Share	83,149	60,349
Terna Rete Elettrica Nazionale SpA	24,154	110,465
UniCredit SpA	72,435	208,015
UnipolSai SpA	15,047	32,094

		61,975,285

Japan – 17.97%
ABC-Mart, Inc.	500	28,286
Acom Co. Ltd	5,700	24,890
Aeon Co. Ltd	10,200	144,163
Aeon Financial Service Co. Ltd	1,500	26,568
Aeon Mall Co. Ltd	1,800	25,295
Air Water, Inc.	2,000	36,027
Aisin Seiki Co.	2,700	116,827
Ajinomoto Co, Inc.	8,365	168,325
Alfresa Holdings Corp.	2,800	46,247
Alps Electric Co.	2,700	64,875
Amada Holdings Co.	3,900	43,448
ANA Holdings, Inc.	16,000	43,040
Aozora Bank	16,000	56,532
Asahi Glass Co. Ltd	14,000	94,985
Asahi Group Holdings Ltd	306,200	9,640,740
Asahi Kasei Corp.	18,000	156,623
Ashikaga Holdings Co. Ltd	13,140	48,564
Asics Corp.	2,400	47,827
Astellas Pharma, Inc.	32,400	449,497
Bandai Namco Holdings	2,900	79,822
Bank of Kyoto Ltd	4,000	29,650
Benesse Holdings, Inc.	800	21,980
Bridgestone Corp.	9,200	331,023
Brother Industries Ltd	3,400	61,123
Calbee, Inc.	1,100	34,409
Canon, Inc.	489,300	13,779,754
Casio Computer Co. Ltd	3,300	46,507
Central Japan Railway Co.	2,000	328,379
Chiba Bank Ltd	9,000	55,171
Chubu Electric Power Co., Inc.	9,000	125,238
Chugai Pharmaceutical Co. Ltd	3,200	91,789
Chugoku Bank Ltd	2,300	32,986

	Shares	Value
Chugoku Electric Power Co., Inc.	4,900	57,353
Concordia Financial Group Ltd	16,300	78,438
Credit Saison Co. Ltd	2,000	35,592
CYBERDYNE, Inc.	1,400	19,741
Dai Nippon Printing Co. Ltd	7,000	69,067
Daicel Corp.	4,800	52,771
Dai-ichi Life Insurance Co. Ltd	235,300	3,912,211
Daiichi Sankyo Co. Ltd	8,300	169,480
Daikin Industries Ltd	3,600	329,792
Daito Trust Construction Co. Ltd	1,100	165,372
Daiwa House Industry Co. Ltd	8,400	229,071
Daiwa House REIT Investment Corp.	19	48,168
Daiwa Securities Group, Inc.	24,000	147,785
DeNA Co. Ltd	1,500	32,783
Denso Corp.	164,100	7,098,390
Dentsu, Inc.	3,400	159,879
Don Quijote Holdings Co. Ltd	1,700	62,739
East Japan Railway Co.	273,400	23,572,199
Eisai Co. Ltd	3,600	206,307
Electric Power Development Co. Ltd	2,300	52,789
FamilyMart UNY Holdings Co Ltd	1,250	83,175
FANUC Corp.	2,800	468,425
Fast Retailing Co. Ltd	800	285,622
Fuji Electric Co. Ltd	7,000	36,146
Fuji Heavy Industries Ltd	8,800	358,551
FUJIFILM Holdings Corp.	6,200	234,768
Fujitsu Ltd	1,662,000	9,203,406
Fukuoka Financial Group, Inc.	11,000	48,785
Hachijuni Bank Ltd	5,200	30,089
Hakuhodo DY Holdings, Inc.	3,000	36,940
Hamamatsu Photonics KK	2,100	55,157
Hankyu Hanshin Holdings, Inc.	3,400	108,871
Hikari Tsushin, Inc.	400	37,235
Hino Motors Ltd	3,555	36,119
Hirose Electric Co. Ltd	500	61,833
Hiroshima Bank Ltd	6,000	27,959
Hisamitsu Pharmaceutical Co., Inc.	800	39,958
Hitachi Chemical Co. Ltd	1,500	37,419
Hitachi Construction Machinery Co. Ltd	1,500	32,428
Hitachi High-Technologies Corp.	980	39,416
Hitachi Ltd	68,000	366,666
Hitachi Metals Ltd	3,100	41,737
Hokuriku Electric Power Co.	3,500	39,148
Honda Motor Co. Ltd	991,000	28,932,557
Hoshizaki Corp.	700	55,418
Hoya Corp.	6,100	255,769
Hulic Co. Ltd	4,300	38,151
Idemitsu Kosan Co. Ltd	1,300	34,483
IHI Corp.	20,000	51,798
Iida Group Holdings Co. Ltd	85,000	1,611,365
Inpex Corp.	359,900	3,597,492
Isetan Mitsukoshi Holdings Ltd	4,600	49,531
Isuzu Motors Ltd	558,700	7,064,497

	Shares	Value
ITOCHU Corp.	140,800	1,864,299
J Front Retailing Co. Ltd	4,100	55,201
Japan Airlines Co Ltd	2,000	58,362
Japan Airport Terminal Co. Ltd	700	25,294
Japan Exchange Group, Inc.	958,200	13,666,128
Japan Post Bank Co.	5,400	64,711
Japan Post Holdings Co.	6,200	77,199
Japan Prime Realty Investment Corp.	12	47,344
Japan Real Estate Investment Corp.	19	103,765
Japan Retail Fund Investment Corp.	36	72,980
Japan Tobacco, Inc.	1,015,500	33,332,405
JFE Holdings, Inc.	8,300	125,516
JGC Corp.	2,900	52,537
JSR Corp.	2,300	36,203
JTEKT Corp.	3,800	60,594
JX Holdings, Inc.	29,400	124,227
Kajima Corp.	14,000	96,700
Kakaku.com, Inc.	630,200	10,412,865
Kamigumi Co. Ltd	3,000	28,573
Kaneka Corp.	4,000	32,536
Kansai Electric Power Co., Inc.	10,100	110,107
Kansai Paint Co. Ltd	3,000	55,181
Kao Corp.	350,100	16,571,945
Kawasaki Heavy Industries Ltd	19,750	61,821
KDDI Corp.	26,000	656,577
Keihan Electric Railway Co. Ltd	7,000	45,916
Keikyu Corp.	8,000	92,665
Keio Corp.	9,000	73,928
Keisei Electric Railway Co. Ltd	2,000	48,428
Keyence Corp.	27,377	18,732,701
Kikkoman Corp.	2,000	63,813
Kintetsu Group Holdings Co. Ltd	26,000	99,078
Kirin Holdings Co. Ltd	12,200	198,021
Kobe Steel Ltd	4,455	42,359
Koito Manufacturing Co. Ltd	1,600	84,496
Komatsu Ltd	12,700	287,657
Konami Holdings Corp.	1,300	52,466
Konica Minolta, Inc.	5,700	56,491
Kose Corp.	500	41,454
Kubota Corp.	16,300	232,288
Kuraray Co. Ltd	5,000	74,978
Kurita Water Industries Ltd	1,415	31,131
Kyocera Corp.	4,400	218,154
Kyowa Hakko Kirin Co. Ltd	4,200	57,932
Kyushu Electric Power Co., Inc.	6,100	66,084
Kyushu Financial Group, Inc.	6,700	45,396
Lawson, Inc.	900	63,173
LINE Corp.	600	20,483
Lion Corp.	4,000	65,565
LIXIL Group Corp.	3,800	86,128
M3, Inc.	2,700	67,881
Mabuchi Motor Co. Ltd	800	41,571
Makita Corp.	1,600	106,910

	Shares	Value
Marubeni Corp.	22,800	128,959
Marui Group Co. Ltd	2,900	42,252
Maruichi Steel Tube Ltd	900	29,247
Mazda Motor Corp.	7,900	128,643
McDonald’s Holdings Co. Japan Ltd	950	24,851
Medipal Holdings Corp.	2,340	36,860
MEIJI Holdings Co. Ltd	1,700	132,988
Minebea Co. Ltd	4,800	44,790
Miraca Holdings, Inc.	800	35,781
MISUMI Group, Inc.	3,900	64,064
Mitsubishi Chemical Holdings Corp.	22,900	148,064
Mitsubishi Corp.	694,900	14,758,741
Mitsubishi Electric Corp.	690,200	9,600,105
Mitsubishi Estate Co. Ltd	19,000	377,429
Mitsubishi Gas Chemical Co., Inc.	2,300	39,191
Mitsubishi Heavy Industries Ltd	44,400	201,844
Mitsubishi Logistics Corp.	3,000	42,295
Mitsubishi Materials Corp.	1,400	42,822
Mitsubishi Motors Corp.	9,700	55,141
Mitsubishi Tanabe Pharma Corp.	3,090	60,502
Mitsubishi UFJ Financial Group, Inc.	1,109,200	6,840,796
Mitsubishi UFJ Lease & Finance Co. Ltd	5,900	30,431
Mitsui & Co. Ltd	23,600	323,375
Mitsui Chemicals, Inc.	13,500	60,487
Mitsui Fudosan Co. Ltd	13,000	300,957
Mitsui OSK Lines Ltd	15,000	41,401
Mixi, Inc.	575	20,952
Mizuho Financial Group, Inc.	338,700	607,809
MS&AD Insurance Group Holdings, Inc.	546,640	16,928,106
Murata Manufacturing Co. Ltd	2,900	387,256
Nabtesco Corp.	1,500	34,771
Nagoya Railroad Co. Ltd	13,500	65,181
NEC Corp.	39,000	103,152
Nexon Co. Ltd	2,600	37,573
NGK Insulators Ltd	3,700	71,620
NGK Spark Plug Co. Ltd	2,900	64,278
NH Foods Ltd	2,000	53,953
Nidec Corp.	3,600	309,926
Nikon Corp.	4,800	74,546
Nintendo Co. Ltd	1,700	353,388
Nippon Building Fund, Inc.	21	116,417
Nippon Electric Glass Co. Ltd	5,000	26,977
Nippon Express Co. Ltd	11,000	59,062
Nippon Paint Holdings Co. Ltd	2,400	65,147
Nippon Prologis Real Estate Investment Trust, Inc.	22	44,987
Nippon Steel & Sumitomo Metal Corp.	11,100	245,852
Nippon Telegraph & Telephone Corp.	404,100	17,010,655
Nippon Yusen KK	22,000	40,742
Nissan Chemical Industries Ltd	1,800	60,001
Nissan Motor Co. Ltd	33,900	340,056
Nisshin Seifun Group, Inc.	2,600	38,958
Nissin Foods Holdings Co. Ltd	1,100	57,699
Nitori Holdings Co. Ltd	1,200	136,818

	Shares	Value
Nitto Denko Corp.	2,500	191,403
NOK Corp.	1,200	24,271
Nomura Holdings, Inc.	3,424,500	20,246,205
Nomura Real Estate Holdings, Inc.	1,300	22,061
Nomura Real Estate Master Fund, Inc.	56	84,758
Nomura Research Institute Ltd	1,848	56,164
NSK Ltd	6,000	69,297
NTT Data Corp.	1,900	91,792
NTT DOCOMO, Inc.	180,300	4,100,973
Obayashi Corp.	9,300	88,790
Obic Co. Ltd	900	39,254
Odakyu Electric Railway Co. Ltd	4,600	90,896
Oji Holdings Corp.	11,000	44,733
Olympus Corp.	282,500	9,733,469
Omron Corp.	429,200	16,401,862
Ono Pharmaceutical Co. Ltd	6,300	137,306
Oracle Corp Japan	600	30,182
Oriental Land Co. Ltd	3,300	186,257
ORIX Corp.	18,300	284,826
Osaka Gas Co. Ltd	32,000	122,786
Otsuka Corp.	700	32,651
Otsuka Holdings Co. Ltd	6,030	262,669
Panasonic Corp.	2,410,800	24,450,717
Park24 Co. Ltd	1,500	40,619
Pigeon Corp.	388,800	9,913,684
Pola Orbis Holdings, Inc.	400	32,977
Rakuten, Inc.	965,000	9,454,923
Recruit Holdings Co. Ltd	5,600	224,428
Resona Holdings, Inc.	30,500	156,313
Ricoh Co. Ltd	9,200	77,720
Rinnai Corp.	600	48,278
Rohm Co. Ltd	1,200	68,848
Ryohin Keikaku Co. Ltd	400	78,293
Sankyo Co. Ltd	600	19,345
Santen Pharmaceutical Co. Ltd	5,400	65,887
SBI Holdings, Inc.	2,925	37,165
Secom Co. Ltd	3,200	233,805
Sega Sammy Holdings, Inc.	2,600	38,636
Seibu Holdings, Inc.	2,500	44,760
Seiko Epson Corp.	4,300	90,784
Sekisui Chemical Co. Ltd	5,700	90,736
Sekisui House Ltd	1,216,800	20,216,283
Seven & i Holdings Co. Ltd	11,300	429,730
Seven Bank Ltd	9,100	26,020
Sharp Corp.	21,050	48,705
Shimadzu Corp.	4,000	63,548
Shimamura Co. Ltd	400	49,873
Shimano, Inc.	92,600	14,504,198
Shimizu Corp.	8,000	73,024
Shin-Etsu Chemical Co. Ltd	5,795	448,469
Shinsei Bank Ltd	23,000	38,487
Shionogi & Co. Ltd	4,600	219,848
Shiseido Co. Ltd	474,400	11,989,984

	Shares	Value
Shizuoka Bank Ltd	7,000	58,748
Showa Shell Sekiyu KK	2,800	26,013
SMC Corp.	40,400	9,612,150
SoftBank Group Corp.	14,500	959,524
Sohgo Security Services Co. Ltd	1,000	38,384
Sompo Holdings, Inc.	80,950	2,733,788
Sony Corp.	265,300	7,412,996
Sony Financial Holdings, Inc.	2,200	34,295
Stanley Electric Co. Ltd	2,100	57,210
Start Today Co Ltd	2,500	43,066
Sugi Holdings Co. Ltd	92,500	4,388,391
Sumitomo Chemical Co. Ltd	21,300	100,969
Sumitomo Corp.	16,400	192,526
Sumitomo Dainippon Pharma Co. Ltd	2,400	41,194
Sumitomo Electric Industries Ltd	1,309,500	18,855,901
Sumitomo Heavy Industries Ltd	9,000	57,790
Sumitomo Metal Mining Co. Ltd	8,000	102,062
Sumitomo Mitsui Financial Group, Inc.	816,700	31,102,365
Sumitomo Mitsui Trust Holdings, Inc.	665,500	23,810,732
Sumitomo Realty & Development Co. Ltd	6,000	159,284
Sumitomo Rubber Industries Ltd	2,300	36,391
Sundrug Co. Ltd	500	34,571
Suntory Beverage & Food Ltd	2,010	83,257
Suruga Bank Ltd	385,200	8,600,553
Suzuken Co. Ltd	900	29,396
Suzuki Motor Corp.	5,300	186,077
Sysmex Corp.	195,955	11,322,176
T&D Holdings, Inc.	7,700	101,620
Taiheiyo Cement Corp.	17,000	53,595
Taisei Corp.	15,000	104,745
Taisho Pharmaceutical Holdings Co. Ltd	500	41,449
Taiyo Nippon Sanso Corp.	1,900	21,949
Takashimaya Co. Ltd	2,305,000	18,974,142
Takeda Pharmaceutical Co. Ltd	414,400	17,191,814
TDK Corp.	1,900	130,280
Teijin Ltd	2,600	52,535
Terumo Corp.	5,200	191,700
THK Co. Ltd	1,500	33,125
Tobu Railway Co. Ltd	13,000	64,446
Toho Co. Ltd	1,600	45,134
Toho Gas Co. Ltd	6,000	48,731
Tohoku Electric Power Co., Inc.	6,300	79,417
Tokio Marine Holdings, Inc.	442,400	18,113,220
Tokyo Electric Power Co., Inc.	20,600	82,909
Tokyo Electron Ltd	2,200	206,909
Tokyo Gas Co. Ltd	32,000	144,452
Tokyo Tatemono Co. Ltd	2,900	38,716
Tokyu Corp.	15,000	110,073
Tokyu Fudosan Holdings Corp.	7,100	41,816
TonenGeneral Sekiyu KK	4,000	42,121
Toppan Printing Co. Ltd	7,000	66,746
Toray Industries, Inc.	22,000	177,662
Toshiba Corp.	61,000	147,348

	Shares	Value
TOTO Ltd	2,000	78,997
Toyo Seikan Group Holdings Ltd	2,400	44,630
Toyo Suisan Kaisha Ltd	1,250	45,224
Toyoda Gosei Co Ltd	800	18,671
Toyota Industries Corp.	2,200	104,600
Toyota Motor Corp.	346,894	20,337,845
Toyota Tsusho Corp.	2,935	76,287
Trend Micro, Inc.	1,500	53,241
Tsuruha Holdings, Inc.	600	56,786
Unicharm Corp.	6,200	135,410
United Urban Investment Corp.	41	62,544
USS Co. Ltd	3,100	49,246
West Japan Railway Co.	45,400	2,781,021
Yahoo Japan Corp.	20,300	77,748
Yakult Honsha Co. Ltd	1,200	55,520
Yamada Denki Co. Ltd	8,640	46,522
Yamaguchi Financial Group, Inc.	3,000	32,661
Yamaha Corp.	2,400	73,182
Yamaha Motor Co. Ltd	822,000	18,025,690
Yamato Holdings Co. Ltd	5,500	111,491
Yamazaki Baking Co. Ltd	1,800	34,703
Yaskawa Electric Corp.	3,700	57,368
Yokogawa Electric Corp.	3,200	46,200
Yokohama Rubber Co. Ltd	1,700	30,388

		650,460,676

Jersey – 0.00% (3)
Randgold Resources Ltd	1,458	112,015

Jordan – 0.00% (3)
Hikma Pharmaceuticals Plc	2,056	47,921

Luxembourg – 0.02%
ArcelorMittal (1)	25,048	184,041
Eurofins Scientific SE	157	66,889
Millicom International Cellular SA	944	40,228
RTL Group SA	585	42,859
SES SA	4,976	109,486
Tenaris SA	7,452	133,023

		576,526

Macau – 0.01%
MGM China Holdings Ltd	13,600	28,093
Sands China Ltd	36,800	158,761
Wynn Macau Ltd	22,800	36,043

		222,897

Malaysia – 0.13%
Public Bank Bhd	1,072,700	4,715,480

Mexico – 0.63%
America Movil SAB de CV – ADR	943,700	11,862,309
Fresnillo Plc	3,158	46,910
Wal-Mart de Mexico SAB de CV	6,096,668	10,911,250

		22,820,469

Netherlands – 4.06%
ABN AMRO Group NV (2)	3,890	86,132
Aegon NV	25,281	138,885
Akzo Nobel NV	147,654	9,226,460

	Shares	Value
Altice NV – Class A (1)	5,770	114,188
Altice NV – Class B (1)	1,273	25,330
ASML Holding NV	5,571	624,347
Boskalis Westminster	1,363	47,285
Core Laboratories NV	154,688	18,568,747
Gemalto NV	1,156	66,761
Heineken Holding NV	1,644	114,325
Heineken NV	3,442	257,937
ING Groep NV	477,026	6,715,955
Koninklijke Ahold Delhaize NV	711,285	14,981,846
Koninklijke DSM NV	2,534	151,856
Koninklijke KPN NV	1,214,755	3,592,192
Koninklijke Philips NV	14,436	441,338
Koninklijke Vopak NV	1,103	52,040
NN Group NV	4,348	147,191
NXP Semiconductors NV (1)	4,452	436,341
PostNL NV (1)	5,162,932	22,180,499
QIAGEN (1)	184,309	5,164,338
QIAGEN NV (1)	141,172	3,956,125
Randstad Holding NV	1,653	89,539
Royal Dutch Shell Plc	465,300	12,844,008
Royal Dutch Shell Plc – Class A	952,957	25,992,553
Royal Dutch Shell Plc – Class B	723,446	20,786,107
Wolters Kluwer NV	4,653	168,296

		146,970,621

New Zealand – 0.01%
Auckland International Airport Ltd	13,608	59,025
Contact Energy Ltd	12,042	38,940
Fletcher Building Ltd	9,773	71,810
Mercury NZ Ltd	10,000	20,544
Meridian Energy Ltd	24,811	44,757
Ryman Healthcare Ltd	5,357	30,163
Spark New Zealand Ltd	25,241	59,726

		324,965

Norway – 0.08%
DNB ASA	13,846	205,548
Gjensidige Forsikring ASA	3,460	54,854
Marine Harvest ASA	5,956	107,687
Norsk Hydro ASA	402,026	1,918,763
Orkla ASA	12,330	111,571
Schibsted ASA – Class A	1,151	26,343
Schibsted ASA – Class B	1,273	26,942
Statoil ASA	16,795	306,537
Telenor ASA	11,475	171,284
Yara International ASA	2,358	92,761

		3,022,290

Philippines – 0.09%
Puregold Price Club, Inc.	4,400,300	3,452,084

Portugal – 0.23%
EDP – Energias de Portugal SA	30,940	94,168
Galp Energia SGPS SA	5,424	80,862
Jeronimo Martins SGPS SA	529,664	8,214,926

		8,389,956

	Shares	Value
Republic of Korea – 1.57%
Hana Financial Group, Inc.	126,441	3,263,450
POSCO	24,290	5,157,125
Samsung Electronic Co. Ltd	13,652	20,318,450
Samsung Fire & Marine Insurance Co. Ltd	48,289	10,729,639
SK Hynix, Inc.	468,339	17,233,044

		56,701,708

Russia – 0.48%
Gazprom PJSC – ADR	1,092,713	5,512,902
Yandex NV (1)	592,466	11,926,341

		17,439,243

Singapore – 1.88%
Ascendas Real Estate Investment Trust	34,780	54,376
CapitaLand Commercial Trust Ltd	36,600	37,287
CapitaLand Ltd	36,600	76,059
CapitaLand Mall Trust	35,400	45,916
City Developments Ltd	5,800	33,099
ComfortDelGro Corp. Ltd	30,800	52,338
DBS Group Holdings Ltd	1,762,100	21,023,334
Genting Singapore Plc	86,400	53,775
Global Logistic Properties Ltd	38,100	57,692
Golden Agri-Resources Ltd	153,600	45,477
Hutchison Port Holdings Trust	72,100	31,286
Jardine Cycle & Carriage Ltd	1,400	39,760
Keppel Corp. Ltd	20,100	79,997
Oversea-Chinese Banking Corp. Ltd	44,100	270,847
SATS Ltd	9,600	32,119
Sembcorp Industries Ltd	14,000	27,455
Singapore Airlines Ltd	8,400	55,960
Singapore Exchange Ltd	11,400	56,216
Singapore Press Holdings Ltd	4,500	10,943
Singapore Technologies Engineering Ltd	26,400	58,637
Singapore Telecommunications Ltd	4,864,900	12,203,295
StarHub Ltd	8,700	16,842
Suntec Real Estate Investment Trust	33,400	38,008
United Overseas Bank Ltd	2,019,435	28,370,836
UOL Group Ltd	9,500	39,164
Wilmar International Ltd	2,083,700	5,147,694

		67,958,412

South Africa – 1.01%
Clicks Group Ltd	947,872	7,971,546
Investec Plc	11,044	72,433
Mediclinic International Plc	5,213	49,518
Mondi Plc	5,066	103,460
Naspers Ltd	113,474	16,566,259
Shoprite Holdings Ltd	949,326	11,864,888

		36,628,104

Spain – 2.98%
Abertis Infraestructuras SA	10,301	143,921
ACS Actividades Co.	3,075	97,040
Aena SA (2)	54,771	7,462,086
Amadeus IT Group SA	6,649	301,561
Banco Bilbao Vizcaya Argentaria SA	2,307,097	15,547,410

	Shares	Value
Banco de Sabadell SA	79,673	110,712
Banco Popular Espanol SA	47,962	46,211
Banco Santander	1,407,016	7,319,703
Bankia SA	69,517	70,841
Bankinter SA	11,576	89,523
CaixaBank SA	51,084	168,362
Distribuidora Internacional de Alimentacion SA	1,187,193	5,822,704
Enagas SA	134	3,396
Endesa SA	4,353	92,058
Ferrovial SA	8,284	147,739
Gas Natural SDG SA	4,800	90,304
Grifols SA	4,321	85,778
Iberdrola SA	2,474,510	16,202,857
Industria de Diseno Textil SA	584,197	19,901,304
Mapfre SA	19,435	59,201
Red Electrica Corp SA	543	10,230
Repsol SA	16,702	234,717
Telefonica SA	3,646,153	33,662,707
Zardoya Otis SA	4,557	38,458

		107,708,823

Sweden – 1.60%
Alfa Laval AB	4,101	67,647
Assa Abloy AB	15,050	278,480
Atlas Copco AB – Class A	485,725	14,735,230
Atlas Copco AB – Class B	5,574	151,543
Boliden AB	3,952	102,653
Electrolux AB	3,319	82,182
Getinge AB	2,859	45,810
Hennes & Mauritz AB	14,345	397,659
Hexagon AB	3,994	142,250
Husqvarna AB – Class B	5,948	46,151
ICA Gruppen AB	1,163	35,399
Industrivarden AB	2,631	48,931
Investor AB	245,931	9,163,423
Kinnevik Ab	3,232	77,197
L E Lundbergforetagen AB	543	33,244
Lundin Petroleum AB (1)	2,674	57,950
Nordea Bank AB	42,775	473,974
Sandvik AB	16,213	200,005
Securitas AB	4,600	72,155
Skandinaviska Enskilda Banken AB	21,414	223,780
Skanska AB	4,577	107,763
SKF AB	5,358	98,245
Svenska Cellulosa AB SCA	9,129	256,950
Svenska Handelsbanken AB	1,059,177	14,670,086
Swedbank AB	12,821	308,915
Swedish Match AB	2,975	94,391
Tele2 AB	4,883	39,044
Telefonaktiebolaget LM Ericsson – Class B	42,340	248,154
TeliaSonera AB	3,820,317	15,346,958
Volvo AB	21,755	253,272

		57,859,441

	Shares	Value
Switzerland – 9.46%
ABB Ltd	1,075,628	22,633,068
Actelion Ltd	1,483	320,489
Adecco SA	286,329	18,690,642
Aryzta AG	1,131	49,737
Baloise Holding AG	769	96,767
Barry Callebaut AG	31	37,873
Chocoladefabriken Lindt & Spruengli AG	14	72,442
Chocoladefabriken Lindt & Spruengli AG – REG	2	121,511
Chubb Ltd	193,296	25,538,268
Cie Financiere Richemont SA	133,793	8,842,454
Coca-Cola HBC AG	2,672	58,184
Credit Suisse Group AG	329,910	4,714,755
Dufry AG (1)	658	81,904
EMS-Chemie Holding AG	117	59,416
Galenica AG	56	63,104
Geberit AG	559	223,799
Givaudan SA	138	252,564
Glencore Plc (1)	176,503	596,387
Julius Baer Group Ltd	3,139	139,063
Kuehne & Nagel International AG	839	110,747
LafargeHolcim Ltd	6,838	358,941
Lonza Group AG	807	139,473
Nestle SA	877,755	62,880,250
Novartis AG	669,946	48,720,818
Novartis AG – ADR	197,170	14,361,863
Pargesa Holding SA	693	45,044
Partners Group Holding AG	267	124,993
Roche Holding AG	199,538	45,485,200
Schindler Holding AG	287	50,095
Schindler Holding AG	62,440	10,996,513
SGS SA	7,497	15,232,135
Sika AG	33	158,329
Sonova Holding AG	761	92,073
STMicroelectronics NV	431,211	4,887,555
Sulzer AG	46,670	4,804,349
Swatch Group AG – BR	19,840	6,157,594
Swatch Group AG – REG	684	41,743
Swiss Life Holding AG	454	128,245
Swiss Prime Site	927	75,853
Swiss Re AG	4,622	437,301
Swisscom AG	374	167,176
Syngenta AG	48,208	19,047,123
UBS Group AG	456,879	7,143,514
Wolseley Plc	3,808	232,465
Zurich Insurance Group AG	65,718	18,060,608

		342,532,427

Taiwan – 1.99%
Delta Electronics, Inc. – GDR	317,783	7,823,464
Hon Hai Precision Industry Co Ltd	592,000	1,539,844
Hon Hai Precision Industry Co. Ltd – GDR	1,399,595	7,109,943
Taiwan Semiconductor Manufacturing Co Ltd	1,134,000	6,351,824
Taiwan Semiconductor Manufacturing Co Ltd – ADR	1,706,867	49,072,426

		71,897,501

	Shares	Value
Thailand – 0.60%
Bangkok Bank Plc	3,652,500	16,216,969
Thai Beverage Plc	9,313,100	5,456,513

		21,673,482

United Kingdom – 14.45%
3I Group Plc	12,930	111,850
Aberdeen Asset Management Plc	15,974	50,507
Admiral Group Plc	2,980	67,018
Amec Foster Wheeler Plc	281,350	1,624,680
Anglo American Plc (1)	21,361	301,808
Ashtead Group Plc	7,659	148,895
ASOS Plc (1)	205,659	12,565,421
Associated British Foods Plc	5,396	182,073
AstraZeneca Plc	451,428	24,651,619
Auto Trader Group (2)	2,264,621	11,385,508
Aviva Plc	795,565	4,738,915
Babcock International Group Plc	3,487	40,901
BAE Systems Plc	44,834	326,104
Barclays Plc	1,946,777	5,342,665
Barratt Developments Plc	13,845	78,711
Berkeley Group Holdings Plc	1,822	62,985
BP Plc	7,990,835	50,050,327
British American Tobacco Plc	28,035	1,588,905
British Land Co. Plc	13,154	102,082
BT Group Plc	118,661	535,675
Bunzl Plc	4,809	124,849
Burberry Group Plc	391,123	7,208,020
Capita Plc	1,186,589	7,758,665
Centrica Plc	77,422	222,980
CNH Industrial NV	15,416	133,765
Cobham Plc	23,559	47,435
Coca-Cola European Partners Plc	3,192	100,744
Compass Group Plc	1,031,695	19,067,446
Croda International Plc	1,874	73,704
Diageo Plc	512,441	13,297,849
Direct Line Insurance Group Plc	18,835	85,721
Dixons Carphone Plc	13,501	58,966
easyJet Plc	2,192	27,114
Fiat Chrysler Automobiles NV	13,743	125,018
G4S Plc	24,909	71,997
GKN Plc	23,647	96,383
GlaxoSmithKline Plc	1,154,179	22,170,187
Hammerson Plc	10,726	75,593
Hargreaves Lansdown Plc	974,644	14,503,158
Howden Joinery Group Plc	368,260	1,737,835
HSBC Holdings Plc	3,051,216	24,619,235
Imagination Technologies Group Plc (1)	1,542,726	4,791,193
IMI Plc	3,838	49,084
Imperial Tobacco Group Plc	70,349	3,065,866
Inmarsat Plc	6,223	57,579
InterContinental Hotels Group Plc	2,890	129,225
International Consolidated Airlines Group SA	14,995	80,780
Intertek Group Plc	176,110	7,547,776

	Shares	Value
Intu Properties Plc	13,242	45,867
ITV Plc	3,285,515	8,341,994
J Sainsbury Plc	22,010	67,647
John Wood Group Plc	574,099	6,199,419
Johnson Matthey Plc	272,142	10,648,232
Jupiter Fund Management Plc	1,340,792	7,301,726
Just Eat Plc (1)	236,300	1,697,951
Kingfisher Plc	4,380,035	18,871,008
Land Securities Group Plc	10,705	140,634
Legal & General Group Plc	82,107	250,130
Liberty Global Plc – Class A (1)	407,080	12,452,577
Lloyds Banking Group Plc	20,474,790	15,722,227
London Stock Exchange Group Plc	4,839	172,952
Marks & Spencer Group Plc	21,134	91,039
Meggitt Plc	10,414	58,810
Merlin Entertainments Plc (2)	10,391	57,364
National Grid Plc	1,042,044	12,175,053
Nex Group Plc	21	120
Next Plc	2,144	131,526
Old Mutual Plc	66,823	170,398
Pearson Plc	11,340	113,782
Persimmon Plc	4,253	92,791
Petrofac Ltd	3,579	38,301
Provident Financial Plc	2,113	73,897
Prudential Plc	38,986	778,067
Reckitt Benckiser Group Plc	289,049	24,484,905
RELX NV	14,898	250,583
RELX Plc	16,205	288,783
Rightmove Plc	273,607	13,143,177
Rio Tinto Ltd	6,050	259,189
Rio Tinto Plc	17,349	662,354
Rolls-Royce Holdings Plc (1)	26,941	221,281
Royal Bank of Scotland Group Plc (1)	6,179,365	17,074,648
Royal Mail Plc	12,482	70,953
RSA Insurance Group Plc	252,885	1,823,645
Sage Group Plc	16,560	133,491
Schroders Plc	1,828	67,139
Segro Plc	11,428	64,637
Severn Trent Plc	3,702	101,172
Sky Plc	14,227	173,442
Smith & Nephew Plc	13,408	201,245
Smiths Group Plc	5,577	97,080
SSE Plc	14,656	279,844
St James’s Place Plc	8,367	104,369
Standard Chartered Plc (1)	728,162	5,938,139
Standard Life Plc	28,037	128,388
Tate & Lyle Plc	6,586	57,316
Taylor Wimpey Plc	45,038	84,946
Tesco Plc (1)	16,857,900	42,984,508
TP ICAP Plc	3,978	21,245
Travis Perkins Plc	496,795	8,880,861
Unilever NV	86,603	3,557,563
Unilever Plc	632,817	25,591,187

	Shares	Value
Unilever Plc – ADR	371,840	15,133,888
United Utilities Group Plc	10,342	114,635
Vodafone Group Plc	3,277,495	8,065,569
Weir Group Plc	344,564	8,007,446
Whitbread Plc	2,852	132,671
William Hill Plc	15,276	54,562
Willis Towers Watson Plc	29,628	3,622,912
WM Morrison Supermarkets Plc	32,406	92,043
Worldpay Group Plc (2)	28,111	93,332
WPP Plc	171,661	3,820,068

		522,861,544

United States – 1.83%
Amdocs Ltd	219,907	12,809,583
Carnival Plc	343,114	17,385,497
Mettler-Toledo International, Inc. (1)	32,437	13,576,831
News Corp. – Class A	310,484	3,558,147
Schlumberger Ltd	174,040	14,610,658
Shire Plc	13,581	775,469
XL Group Ltd	95,594	3,561,832

		66,278,017

Total Common Stocks (Cost $3,500,676,630)		$3,407,951,426

Preferred Stocks – 0.22%
Germany – 0.22%
Bayer Motoren Werke AG – Preference	756	$57,736
Fuchs Petrolub SE – Preferred	993	41,596
Henkel AG & Co. KGaA – Preference	2,679	318,909
Porsche Automobil Holding SE	2,112	114,724
Schaeffler AG	2,371	34,987
Volkswagen AG- Preference	53,397	7,471,178

		8,039,130

United Kingdom – 0.00% (3)
Rolls-Royce Holdings Plc (1)(4)	2,171,154	2,676

Total Preferred Stocks (Cost $7,536,905)		$8,041,806

SHORT-TERM INVESTMENTS – 4.96%
Money Market Funds – 4.96%
Goldman Sachs Financial Square Government Fund – Class I, 0.45% (5)	89,849,134	$89,849,134
JPMorgan U.S. Government Money Market Fund – Class I, 0.44% (5)	89,597,327	89,597,327

Total Short-Term Investments (Cost $179,446,461)		$179,446,461

TOTAL INVESTMENTS IN SECURITIES – 99.34%
(Cost $3,687,659,996)		$3,595,439,693
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.66%		23,847,186

TOTAL NET ASSETS – 100.00%		$3,619,286,879

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

GDR	Global Depository Receipt

(1)	Non-income producing security.

(2)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $34,512,985, which represents 0.95% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of this security totals $2,676, which represents 0.00% of total net assets.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridge Builder Trust

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date 2-24-2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date 2-24-2017

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Principal Financial Officer

Date 2-24-2017

*	Print the name and title of each signing officer under his or her signature.